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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze,

Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2022 to April 30, 2023

Item 1. Reports to Stockholders

2023 SEMI-ANNUAL REPORT
Russell Investment Company
April 30, 2023
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on 25
of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 19
U.S. Strategic Equity Fund 39
U.S. Small Cap Equity Fund 59
International Developed Markets Fund 87
Global Equity Fund 111
Emerging Markets Fund 135
Tax-Managed U.S. Large Cap Fund 159
Tax-Managed U.S. Mid & Small Cap Fund 177
Tax-Managed International Equity Fund 199
Tax-Managed Real Assets Fund 225
Opportunistic Credit Fund 245
Unconstrained Total Return Fund 307
Strategic Bond Fund 341
Investment Grade Bond Fund 393
Short Duration Bond Fund 427
Tax-Exempt High Yield Bond Fund 463
Tax-Exempt Bond Fund 541
Global Infrastructure Fund 627
Global Real Estate Securities Fund 647
Multi-Strategy Income Fund 665
Multi-Asset Growth Strategy Fund 713
Multifactor U.S. Equity Fund 759
Multifactor International Equity Fund 779
Multifactor Bond Fund 805
Notes to Schedules of Investments 827
Notes to Financial Highlights 829
Notes to Financial Statements 830
Affiliated Brokerage Transactions 863
Basis for Approval of Investment Advisory Contracts 864
Shareholder Requests for Additional Information 865
Adviser, Money Managers and Service Providers 866
Russell Investment Company
Semi-annual Report
April 30, 2023 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Equity Income Fund 3
Russell Investment Company
Equity Income Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,057.90 $ 1,019.19
Expenses Paid During Period* $ 5.77 $ 5.66
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,053.80 $ 1,015.47
Expenses Paid During Period* $ 9.57 $ 9.39
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,059.10 $ 1,020.63
Expenses Paid During Period* $ 4.29 $ 4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Equity Income Fund
Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,060.00 $ 1,021.42
Expenses Paid During Period* $ 3.47 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 5
Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.2%
Consumer Discretionary - 7.5%
Autoliv, Inc. 7,371 633
Best Buy Co., Inc. 5,379 401
Comcast Corp. Class A 53,184 2,200
Deckers Outdoor Corp.(Æ) 916 439
Dollar Tree, Inc.(Æ) 1,810 278
eBay, Inc. 10,721 498
Ford Motor Co. 32,520 386
General Motors Co. 31,522 1,042
Home Depot, Inc. (The) 2,030 610
Lennar Corp. Class A 2,035 230
Lithia Motors, Inc. Class A 2,521 557
McDonald's Corp. 1,493 442
New York Times Co. (The) Class A 8,549 340
Omnicom Group, Inc. 2,803 254
PulteGroup, Inc. 5,681 381
Ralph Lauren Corp. Class A 1,335 153
Raytheon Technologies Corp. 22,570 2,255
Target Corp. 6,867 1,083
VF Corp. 7,160 168
Walmart, Inc. 3,836 579
Walt Disney Co. (The)(Æ) 21,895 2,244
Yum! Brands, Inc. 1,160 163
15,336
Consumer Staples - 11.0%
Altria Group, Inc. 3,655 174
Archer-Daniels-Midland Co. 5,875 459
Brown-Forman Corp. Class B - ADR 617 40
Church & Dwight Co., Inc. 2,069 201
Coca-Cola Co. (The) 8,567 550
Coca-Cola European Partners PLC 34,282 2,210
Conagra Brands, Inc. 22,446 852
CVS Health Corp. 53,355 3,911
General Mills, Inc. 6,104 541
Hershey Co. (The) 934 255
Ingredion, Inc. 6,137 652
JM Smucker Co. (The) 1,489 230
Kraft Heinz Co. (The) 5,141 202
Kroger Co. (The) 49,715 2,418
Molson Coors Beverage Co. Class B 18,294 1,088
Mondelez International, Inc. Class A 5,157 396
Monster Beverage Corp.(Æ) 7,414 415
PepsiCo, Inc. 3,004 573
Philip Morris International, Inc. 31,685 3,167
Procter & Gamble Co. (The) 12,511 1,956
Sysco Corp. 2,628 202
Tyson Foods, Inc. Class A 22,568 1,410
Walgreens Boots Alliance, Inc. 11,783 415
22,317
Energy - 7.8%
BP PLC - ADR 37,192 1,498
Cabot Oil & Gas Corp. 18,689 479
Canadian Natural Resources, Ltd. 12,081 737
Chevron Corp. 11,704 1,973
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enbridge, Inc. 44,732 1,779
EOG Resources, Inc. 4,227 505
Exxon Mobil Corp. 13,640 1,614
Hess Corp. 13,822 2,005
Kinder Morgan, Inc. 12,206 209
Magna International, Inc. Class A 7,815 408
Marathon Petroleum Corp. 4,815 587
ONEOK, Inc. 4,057 265
Phillips 66 20,593 2,039
Pioneer Natural Resources Co. 2,461 535
Shell PLC - ADR 18,407 1,141
15,774
Financial Services - 19.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 18,359 1,035
Aflac, Inc. 5,212 364
Allstate Corp. (The) 19,327 2,237
American Financial Group, Inc. 2,642 324
American International Group, Inc. 3,826 203
American Tower Corp.(ö) 1,454 297
Ameriprise Financial, Inc. 816 249
Apartment Income REIT Corp.(ö) 5,773 214
Arch Capital Group, Ltd.(Æ) 6,732 505
AvalonBay Communities, Inc.(ö) 1,609 290
Bank of America Corp. 38,732 1,134
Berkshire Hathaway, Inc. Class B(Æ) 11,440 3,759
BlackRock, Inc. Class A 59 40
CBRE Group, Inc. Class A(Æ) 3,089 237
Charles Schwab Corp. (The) 13,505 706
Chubb, Ltd. 10,106 2,037
Citigroup, Inc. 54,272 2,555
CME Group, Inc. Class A 1,239 230
Corporate Office Properties Trust(ö) 21,179 485
Crown Castle, Inc.(ö) 1,393 172
Cullen/Frost Bankers, Inc. 1,432 158
Digital Realty Trust, Inc.(ö) 2,275 226
Equinix, Inc.(ö) 640 463
Equity Residential(ö) 2,963 187
Goldman Sachs Group, Inc. (The) 176 60
Hartford Financial Services Group, Inc. 3,086 219
Healthcare Realty Holdings, LP(ö) 21,101 417
Howard Hughes Corp. (The)(Æ) 6,312 488
Intercontinental Exchange, Inc. 2,524 275
Invitation Homes, Inc.(ö) 10,053 336
JPMorgan Chase & Co. 33,645 4,651
M&T Bank Corp. 7,614 958
Marsh & McLennan Cos., Inc. 2,514 453
MetLife, Inc. 4,774 293
Morgan Stanley 838 75
New York Community Bancorp, Inc. 115,060 1,230
Northern Trust Corp. 18,718 1,463
Old Republic International Corp. 9,497 240
PNC Financial Services Group, Inc. (The) 2,089 272
Principal Financial Group, Inc. 2,547 190
Progressive Corp. (The) 3,022 412
Prologis, LP(ö) 3,746 469

See accompanying notes which are an integral part of the financial statements.
6 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prudential Financial, Inc. 2,743 239
Public Storage(ö) 1,034 305
Raymond James Financial, Inc. 3,493 316
Regions Financial Corp. 9,930 181
Reinsurance Group of America, Inc. Class A 3,911 557
SEI Investments Co. 5,414 319
Simon Property Group, Inc.(ö) 1,584 180
T. Rowe Price Group, Inc. 4,419 496
Tradeweb Markets, Inc. Class A 5,169 364
Travelers Cos., Inc. (The) 1,731 314
Truist Financial Corp. 6,118 199
US Bancorp 32,510 1,114
Wells Fargo & Co. 75,171 2,988
Weyerhaeuser Co.(ö) 15,692 469
Willis Towers Watson PLC 4,490 1,040
39,689
Health Care - 16.8%
Abbott Laboratories 5,447 602
AbbVie, Inc. 2,405 363
Amgen, Inc. 1,781 427
AstraZeneca PLC - ADR 9,633 705
Baxter International, Inc. 17,696 844
Becton Dickinson & Co. 4,476 1,183
Biogen, Inc.(Æ) 850 259
Bristol-Myers Squibb Co. 21,226 1,417
Cigna Corp. 8,559 2,168
Danaher Corp. 1,675 397
Dentsply Sirona, Inc. 21,135 886
Doximity, Inc. Class A(Æ) 5,123 188
Elevance Health, Inc. 433 203
Eli Lilly & Co. 1,687 668
Envista Holdings Corp.(Æ) 6,879 265
Exelixis, Inc.(Æ) 46,600 853
Gilead Sciences, Inc. 5,630 463
GSK PLC - ADR 27,550 993
Hologic, Inc.(Æ) 3,104 267
Humana, Inc. 1,541 817
Illumina, Inc.(Æ) 1,559 320
Jazz Pharmaceuticals PLC(Æ) 6,924 973
Johnson & Johnson 26,253 4,298
Medtronic PLC 35,360 3,216
Merck & Co., Inc. 28,005 3,234
Organon & Co. 13,257 326
Perrigo Co. PLC 18,057 671
Pfizer, Inc. 46,716 1,817
Regeneron Pharmaceuticals, Inc.(Æ) 677 543
Stryker Corp. 1,416 424
Syneos Health, Inc. Class A(Æ) 14,437 567
Thermo Fisher Scientific, Inc. 1,065 591
UnitedHealth Group, Inc. 4,785 2,355
Vertex Pharmaceuticals, Inc.(Æ) 813 277
Viatris, Inc. 56,178 524
34,104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 5.2%
Air Products & Chemicals, Inc. 9,242 2,720
Amcor PLC 18,392 202
AptarGroup, Inc. 2,264 268
Crown Holdings, Inc. 10,664 915
Dow, Inc. 7,143 388
DuPont de Nemours, Inc. 20,153 1,405
General Electric Co. 5,059 501
International Flavors & Fragrances, Inc. 12,818 1,243
Linde PLC 545 201
LyondellBasell Industries NV Class A 3,105 294
Newmont Corp. 21,504 1,019
Nucor Corp. 2,969 440
Packaging Corp. of America 1,723 233
Royal Gold, Inc. 3,186 422
Southern Copper Corp. 4,511 347
10,598
Producer Durables - 8.5%
3M Co. 4,202 446
Alaska Air Group, Inc.(Æ) 12,316 535
Ametek, Inc. 1,116 154
Amphenol Corp. Class A 3,830 289
AO Smith Corp. 579 40
Automatic Data Processing, Inc. 1,670 367
CH Robinson Worldwide, Inc. 401 41
Cummins, Inc. 707 166
Deere & Co. 2,138 808
Delta Air Lines, Inc.(Æ) 32,954 1,131
Emerson Electric Co. 3,063 255
FedEx Corp. 6,746 1,537
FTI Consulting, Inc.(Æ) 1,997 361
General Dynamics Corp. 8,162 1,782
Global Payments, Inc. 9,240 1,042
HEICO Corp. 233 39
HEICO Corp. Class A 293 39
Honeywell International, Inc. 1,017 203
Illinois Tool Works, Inc. 1,221 295
L3Harris Technologies, Inc. 1,518 296
Lockheed Martin Corp. 790 367
Morningstar, Inc. 2,052 366
Northrop Grumman Corp. 232 107
PACCAR Financial Corp. 5,575 416
Paychex, Inc. 1,968 216
QuantumScape Corp.(Æ) 50,737 355
S&P Global, Inc. 1,618 587
Snap-on, Inc. 1,053 273
Stanley Black & Decker, Inc. 22,248 1,921
Tetra Tech, Inc. 2,708 375
Union Pacific Corp. 1,846 361
United Parcel Service, Inc. Class B 2,192 394
Vontier Corp. 26,906 730
Waste Management, Inc. 2,093 348
Zebra Technologies Corp. Class A(Æ) 2,379 685
17,327

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 7
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 10.8%
Activision Blizzard, Inc.(Æ) 2,275 177
Advanced Micro Devices, Inc.(Æ) 5,327 476
Alphabet, Inc. Class A(Æ) 16,827 1,806
Alphabet, Inc. Class C(Æ) 6,441 697
Amdocs, Ltd. 1,806 165
Broadcom, Inc. 584 366
Broadridge Financial Solutions, Inc. 2,800 407
Cisco Systems, Inc. 20,873 986
Cognizant Technology Solutions Corp.
Class A 4,372 261
Corning, Inc. 11,046 367
DoorDash, Inc. Class A(Æ) 6,448 395
Fidelity National Information Services, Inc. 13,460 790
Fiserv, Inc.(Æ) 1,444 176
Hewlett Packard Enterprise Co. 24,117 345
HP, Inc. 15,564 463
Intel Corp. 29,857 927
International Business Machines Corp. 4,247 537
Meta Platforms, Inc. Class A(Æ) 16,244 3,904
Micron Technology, Inc. 26,534 1,708
Motorola Solutions, Inc. 1,089 317
nCino, Inc.(Æ) 16,992 420
ON Semiconductor Corp.(Æ) 5,383 387
Oracle Corp. 27,959 2,648
Qorvo, Inc.(Æ) 1,902 175
QUALCOMM, Inc. 2,439 285
Roper Technologies, Inc. 89 41
Salesforce, Inc.(Æ) 4,085 810
Skyworks Solutions, Inc. 1,989 211
Teradyne, Inc. 9,469 865
Texas Instruments, Inc. 2,823 472
VMware, Inc. Class A(Æ) 3,651 457
22,041
Utilities - 8.1%
AT&T, Inc. 89,217 1,577
Brookfield Renewable Corp. Class A 12,485 417
ConocoPhillips Co. 19,769 2,034
Consolidated Edison, Inc. 3,421 337
Dominion Energy, Inc. 3,794 217
Duke Energy Corp. 2,610 258
Edison International 15,412 1,134
Entergy Corp. 13,644 1,468
Exelon Corp. 4,722 200
FirstEnergy Corp. 28,068 1,117
NextEra Energy, Inc. 4,335 332
NRG Energy, Inc. 31,760 1,085
Pinnacle West Capital Corp. 16,173 1,269
Plains GP Holdings, LP Class A(Æ) 64,090 859
Southern Co. (The) 5,803 427
T-Mobile USA, Inc.(Æ) 15,891 2,287
UGI Corp. 17,536 594
Verizon Communications, Inc. 20,120 782
16,394
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $142,801) 193,580
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 5,842,201
(∞)
5,840
Total Short-Term Investments
(cost $5,840) 5,840
Total Investments - 98.1%
(identified cost $148,641) 199,420
Other Assets and Liabilities,
Net - 1.9%
3,829
Net Assets - 100.0%
203,249

See accompanying notes which are an integral part of the financial statements.
8 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 47 USD 9,843 06/23 392
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 392
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 15,336 $ — $ —
$ —
$ 15,336 7 .5
Consumer Staples 22,317 — —
—
22,317 11 .0
Energy 15,774 — —
—
15,774 7 .8
Financial Services 39,689 — —
—
39,689 19 .5
Health Care 34,104 — —
—
34,104 16 .8
Materials and Processing 10,598 — —
—
10,598 5 .2
Producer Durables 17,327 — —
—
17,327 8 .5
Technology 22,041 — —
—
22,041 10 .8
Utilities 16,394 — —
—
16,394 8 .1
Short-Term Investments — — — 5,840 5,840 2 .9
Total Investments 193,580 — — 5,840 199,420 98 .1
Other Assets and Liabilities, Net
1 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 392 — — — 392 0 .2
A
Total Other Financial Instruments
*
$ 392 $ — $ — $ — $ 392
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 392
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (309)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 539
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 148,641
Investments, at fair value(>) ........................................................................................................................................................
199,420
Receivables:
Dividends and interest ...................................................................................................................................................... 275
Dividends from affiliated funds ....................................................................................................................................... 42
Investments sold ............................................................................................................................................................... 3,171
Fund shares sold ............................................................................................................................................................... 4,001
From broker(a) ................................................................................................................................................................. 216
Variation margin on futures contracts .............................................................................................................................. 392
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
207,519
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 4,054
Accrued fees to affiliates .................................................................................................................................................. 141
Other accrued expenses .................................................................................................................................................... 75
Total liabilities ...........................................................................................................................................................
4,270
Net Assets ...............................................................................................................................................................
$ 203,249

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 63,548
Shares of beneficial interest .........................................................................................................................................................
83
Additional paid-in capital ............................................................................................................................................................
139,618
Net Assets ...............................................................................................................................................................
$ 203,249
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 24.74
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.25
Class A — Net assets ........................................................................................................................................................... $ 18,910,788
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 764,462
Net asset value per share: Class C(#) ........................................................................................................................................... $ 23.48
Class C — Net assets ........................................................................................................................................................... $ 19,127,856
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 814,606
Net asset value per share: Class S(#) ........................................................................................................................................... $ 24.57
Class S — Net assets ............................................................................................................................................................ $ 153,811,918
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 6,259,945
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 24.51
Class Y — Net assets ........................................................................................................................................................... $ 11,398,834
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 465,068
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 5,840
(a)     Receivable from Broker for Futures $ 216
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,675
Dividends from affiliated funds ....................................................................................................................................... 239
Total investment income ..............................................................................................................................................................
2,914
Expenses
Advisory fees ................................................................................................................................................................... 599
Administrative fees .......................................................................................................................................................... 53
Custodian fees .................................................................................................................................................................. 53
Distribution fees - Class A ............................................................................................................................................... 24
Distribution fees - Class C ............................................................................................................................................... 73
Transfer agent fees - Class A ........................................................................................................................................... 20
Transfer agent fees - Class C ........................................................................................................................................... 19
Transfer agent fees - Class S ............................................................................................................................................ 163
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 40
Registration fees ............................................................................................................................................................... 32
Shareholder servicing fees - Class C ............................................................................................................................... 24
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 1,123
Expense reductions .......................................................................................................................................................... (87)
Net expenses ................................................................................................................................................................................
1,036
Net investment income (loss) .......................................................................................................................................................
1,878
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,35 1
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (309)
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
14,0 40
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (3,95 8 )
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 539
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,418)
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,622
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,500
*     Less than $500.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,878 $ 2,908
Net realized gain (loss) ....................................................................................................................... 14,0 40 38,359
Net change in unrealized appreciation (depreciation) ........................................................................ (3,418) (61,551)
Net increase (decrease) in net assets from operations .............................................................................. 12,500 (20,284)
Distributions
To shareholders
Class A .......................................................................................................................................... (3,093) (2,262)
Class C .......................................................................................................................................... (3,161) (2,240)
Class S .......................................................................................................................................... (27,087) (19,289)
Class Y .......................................................................................................................................... (2,800) (2,123)
Net decrease in net assets from distributions ............................................................................................ (36,141) (25,914)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (1,722) 21,031
Total Net Increase (Decrease) in Net Assets ........................................................................
(25,363) (25,167)
Net Assets
Beginning of period .................................................................................................................................. 228,612 253,779
End of period .............................................................................................................................................
$ 203,249 $ 228,612

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 25 $ 627 82 $ 2,466
Proceeds from reinvestment of distributions 129 3,070 74 2,251
Payments for shares redeemed (100) (2,519) (140) (4,161)
Net increase (decrease)
54 1,178 16 556
Class C
Proceeds from shares sold 53 1,285 53 1,503
Proceeds from reinvestment of distributions 140 3,161 76 2,236
Payments for shares redeemed (116) (2,753) (110) (3,125)
Net increase (decrease)
77 1,693 19 614
Class S
Proceeds from shares sold 325 8,199 1,022 31,070
Proceeds from reinvestment of distributions 1,125 26,642 627 18,925
Payments for shares redeemed (1,412) (35,277) (1,057) (30,871)
Net increase (decrease)
38 (436) 592 19,124
Class Y
Proceeds from shares sold — ** 9 18 538
Proceeds from reinvestment of distributions 75 1,769 45 1,362
Payments for shares redeemed (251) (5,935) (38) (1,163)
Net increase (decrease)
(176) (4,157) 25 737
Total increase (decrease)
(7) $ (1,722) 652 $ 21,031
**     Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 27.74 . 19 1.2 4 1.43 (.18) (4.25)
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
Class C
April 30, 2023* 26.55 . 0 9 1.1 7 1.26 (.08) (4.25)
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
Class S
April 30, 2023* 27.59 .23 1.21 1.44 (.21) (4.25)
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
Class Y
April 30, 2023* 27.53 .26 1.21 1.47 (.24) (4.25)
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ ) (±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)(ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ )
%
Portfolio
Turnover Rate
( ǿ )
(4.43) 24.74 5.79 18,910 1.18 1.13 1.5 4 18
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(4.33) 23.48 5.38 19,128 1.94 1.88 . 79 18
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(4.46) 24.57 5.91 153,812 .94 .84 1.8 3 18
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(4.49) 24.51 6.00 11,399 .73 .68 2.0 3 18
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 84,925
Administrative fees 8,214
Distribution fees 15,625
Shareholder servicing fees 3,909
Transfer agent fees 26,978
Trustee fees 1,223
$ 140,874
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,678 $ 43,735 $ 50,575 $ 1 $ 1 $ 5,840 $ 239 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 150,930,802 $ 52,642,268 $ (3,761,694) $ 48,880,574

Sustainable Equity Fund 19
Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.20 $ 1,017.95
Expenses Paid During Period* $ 7.08 $ 6.90
* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,065.40 $ 1,014.23
Expenses Paid During Period* $ 10.91 $ 10.64
* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,071.00 $ 1,019.39
Expenses Paid During Period* $ 5.60 $ 5.46
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

20 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,071.60 $ 1,020.18
Expenses Paid During Period* $ 4.78 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 21
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 104.7%
Consumer Discretionary - 14.6%
Advance Auto Parts, Inc. 341 43
Amazon.com, Inc.(Æ)(Ð) 33,649 3,548
AutoZone, Inc.(Æ)(Ð) 398 1,060
Best Buy Co., Inc. 1,062 79
Bright Horizons Family Solutions, Inc.(Æ)
(Û) 2,535 193
Chipotle Mexican Grill, Inc. Class A(Æ) 35 72
Comcast Corp. Class A 7,542 312
Costco Wholesale Corp. 671 338
Dollar General Corp. 10,720 2,374
Domino's Pizza, Inc.(Û) 1,083 344
DR Horton, Inc. 1,661 182
eBay, Inc. 942 44
Expedia Group, Inc.(Æ) 5,632 529
FactSet Research Systems, Inc. 1,059 436
Ford Motor Co. 15,686 186
Garmin, Ltd. 772 76
General Motors Co.(Ð) 12,672 419
Goodyear Tire & Rubber Co. (The)(Æ) 6,688 71
Grand Canyon Education, Inc.(Æ)(Û) 1,981 235
Harley-Davidson, Inc. 3,427 127
Hasbro, Inc. 853 51
Hilton Worldwide Holdings, Inc. 5,157 743
Home Depot, Inc. (The) 341 103
Lear Corp. 2,233 285
Lowe's Cos., Inc. 9,143 1,900
Madison Square Garden Sports Corp. Class
A 1,955 392
Netflix, Inc.(Æ) 2,083 687
Nike, Inc. Class B 17,185 2,178
Norton LifeLock, Inc. 17,514 310
NVR, Inc.(Æ) 20 117
O'Reilly Automotive, Inc.(Æ)(Ð) 1,144 1,049
PulteGroup, Inc. 2,345 157
Ross Stores, Inc. 16,294 1,739
SeaWorld Entertainment, Inc.(Æ)(Û) 1,665 89
Service Corp. International 5,925 416
Starbucks Corp. 10,375 1,186
Target Corp.(Ð) 7,028 1,109
Tesla, Inc.(Æ) 2,983 490
Tractor Supply Co. 169 40
Travel + Leisure Co.(Û) 6,592 252
Ulta Beauty, Inc.(Æ) 112 62
Walmart, Inc. 2,183 330
Walt Disney Co. (The)(Æ) 21,746 2,229
Yum! Brands, Inc. 5,832 820
Zillow Group, Inc. Class A(Æ) 6,036 258
27,660
Consumer Staples - 10.3%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 2,914 61
Altria Group, Inc.(Ð)(Û) 21,362 1,015
Archer-Daniels-Midland Co. 1,700 133
Brown-Forman Corp. Class A - ADR 619 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brown-Forman Corp. Class B - ADR 618 40
Bunge, Ltd. 407 38
Cal-Maine Foods, Inc. 1,819 86
Campbell Soup Co. 2,698 147
Casey's General Stores, Inc. 556 127
Church & Dwight Co., Inc.(Û) 4,040 392
Clorox Co. (The) 994 165
Coca-Cola Co. (The) 30,533 1,959
Colgate-Palmolive Co. 18,519 1,478
Conagra Brands, Inc. 17,734 673
CVS Health Corp. 20,842 1,528
Estee Lauder Cos., Inc. (The) Class A 178 44
Flowers Foods, Inc. 2,781 77
General Mills, Inc. 1,062 94
Hershey Co. (The)(Ð) 3,223 880
Hormel Foods Corp.(Û) 5,596 226
JM Smucker Co. (The) 5,244 810
Kellogg Co. 1,015 71
Kimberly-Clark Corp. 377 55
Kraft Heinz Foods Co. 1,614 63
Kroger Co. (The)(Ð) 5,315 258
Mondelez International, Inc. Class A 26,912 2,065
Monster Beverage Corp.(Æ)(Ð) 15,130 847
PepsiCo, Inc. 6,697 1,278
Philip Morris International, Inc. 401 40
Pilgrim's Pride Corp.(Æ) 5,151 118
Post Holdings, Inc.(Æ) 3,848 348
Procter & Gamble Co. (The) 8,622 1,348
Sysco Corp. 26,480 2,032
Tyson Foods, Inc. Class A 2,873 180
Unilever PLC - ADR 6,756 375
Walgreens Boots Alliance, Inc.(Û) 11,552 407
19,499
Energy - 1.4%
Chevron Corp. 2,506 422
EOG Resources, Inc. 1,729 207
Exxon Mobil Corp. 4,188 496
Kinder Morgan, Inc. 9,656 166
Marathon Petroleum Corp.(Ð) 7,847 957
ONEOK, Inc. 1,161 76
Phillips 66 1,478 146
Pioneer Natural Resources Co. 534 116
Texas Pacific Land Corp. 25 37
Valero Energy Corp. 273 31
2,654
Financial Services - 15.9%
Aflac, Inc. 1,946 136
Air Lease Corp. Class A 5,034 202
Allstate Corp. (The)(Ð) 6,266 725
American Express Co. 3,617 584
American Financial Group, Inc. 307 38
American Tower Corp.(ö) 6,014 1,229
Aon PLC Class A 2,539 826
Arch Capital Group, Ltd.(Æ) 1,480 111

See accompanying notes which are an integral part of the financial statements.
22 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Assured Guaranty, Ltd. 648 35
Bank of America Corp. 1,228 36
Bank of New York Mellon Corp. (The) 14,806 631
BankUnited, Inc.(Û) 5,065 114
Berkshire Hathaway, Inc. Class B(Æ) 3,967 1,303
BOK Financial Corp.(Ð) 2,379 200
Brighthouse Financial, Inc.(Æ) 5,202 230
Brown & Brown, Inc.(Û) 4,756 306
Camden Property Trust(ö) 3,322 366
CBRE Group, Inc. Class A(Æ)(Ð) 8,493 651
Chubb, Ltd. 846 171
Cincinnati Financial Corp. 320 34
CNA Financial Corp. 900 35
Comerica, Inc. 3,934 171
Corebridge Financial, Inc(Û) 9,264 156
Cullen/Frost Bankers, Inc.(Ð)(Û) 2,779 306
CVB Financial Corp.(Û) 8,110 121
Dun & Bradstreet Holdings, Inc. 10,363 116
Equinix, Inc.(ö) 1,072 776
Equity Commonwealth(ö) 13,781 286
Essex Property Trust, Inc.(ö)(Û) 1,491 328
Evercore, Inc. Class A 1,775 203
Everest Re Group, Ltd. 106 40
Extra Space Storage, Inc.(ö)(Û) 2,489 378
Federated Hermes, Inc. Class B 4,495 186
First American Financial Corp. 663 38
Globe Life, Inc. 361 39
GXO Logistics, Inc.(Æ) 26,356 1,400
Hanover Insurance Group, Inc. (The) 2,081 249
Hartford Financial Services Group, Inc.(Û) 4,736 336
Healthpeak Properties, Inc.(ö)(Û) 21,412 470
Howard Hughes Corp. (The)(Æ)(Û) 2,099 162
Interactive Brokers Group, Inc. Class A 3,608 281
Jackson Financial, Inc. Class A 4,373 157
Jones Lang LaSalle, Inc.(Æ) 931 129
Lamar Advertising Co. Class A(ö) 1,247 132
LPL Financial Holdings, Inc. 2,209 461
Markel Corp.(Æ) 1,189 1,627
Marsh & McLennan Cos., Inc. 9,706 1,749
MasterCard, Inc. Class A(Ð) 819 311
Nasdaq, Inc.(Û) 6,360 352
Northern Trust Corp.(Û) 2,380 186
Old Republic International Corp. 1,531 39
Pinnacle Financial Partners, Inc.(Û) 2,700 146
PJT Partners, Inc. Class A 547 38
Popular, Inc. 3,574 215
Principal Financial Group, Inc. 1,113 83
Progressive Corp. (The)(Ð) 7,415 1,011
Raymond James Financial, Inc. 5,523 500
Reinsurance Group of America, Inc. Class A 3,149 448
RenaissanceRe Holdings, Ltd. 2,507 540
SBA Communications Corp.(Ð)(ö) 2,123 554
SLM Corp. 12,293 185
State Street Corp. 18,857 1,363
Synchrony Financial 19,386 572
Texas Capital Bancshares, Inc.(Æ) 1,908 96
Travelers Cos., Inc. (The) 615 111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UMB Financial Corp.(Û) 2,021 129
Unum Group 955 40
US Bancorp 39,706 1,361
Virtu Financial, Inc. Class A 7,624 153
Visa, Inc. Class A 11,476 2,671
Willis Towers Watson PLC 301 70
WR Berkley Corp.(Û) 7,413 437
Zions Bancorp NA 5,649 157
30,028
Health Care - 15.8%
Abbott Laboratories 16,072 1,775
AbbVie, Inc. 927 140
Agilent Technologies, Inc. 267 36
AmerisourceBergen Corp. Class A 8,588 1,433
Amgen, Inc. 6,785 1,627
Baxter International, Inc. 18,055 861
Biogen, Inc.(Æ) 683 208
BioMarin Pharmaceutical, Inc.(Æ) 375 36
Boston Scientific Corp.(Æ) 1,169 61
Bristol-Myers Squibb Co. 731 49
Centene Corp.(Æ)(Û) 11,199 772
Cigna Corp. 3,544 898
Danaher Corp. 3,413 809
Dentsply Sirona, Inc.(Û) 6,970 292
Elanco Animal Health, Inc.(Æ) 13,161 125
Elevance Health, Inc. 2,126 996
Eli Lilly & Co. 767 304
Exelixis, Inc.(Æ) 18,657 341
Gilead Sciences, Inc. 2,831 233
Haemonetics Corp.(Æ) 1,410 118
Hologic, Inc.(Æ) 878 75
IDEXX Laboratories, Inc.(Æ) 96 47
Incyte Corp.(Æ) 8,717 649
Intuitive Surgical, Inc.(Æ) 2,802 844
IQVIA Holdings, Inc.(Æ) 2,988 562
Jazz Pharmaceuticals PLC(Æ) 2,583 363
Johnson & Johnson 17,664 2,892
McKesson Corp. 2,411 878
Medtronic PLC 14,061 1,279
Merck & Co., Inc. 3,528 407
Molina Healthcare, Inc.(Æ) 2,024 603
Neurocrine Biosciences, Inc.(Æ)(Û) 3,860 390
Organon & Co.(Û) 10,182 251
Perrigo Co. PLC 20,955 779
Pfizer, Inc. 8,261 321
Regeneron Pharmaceuticals, Inc.(Æ) 1,061 851
ResMed, Inc. 188 45
Sarepta Therapeutics, Inc.(Æ) 2,642 324
Thermo Fisher Scientific, Inc. 4,474 2,483
Ultragenyx Pharmaceutical, Inc.(Æ) 2,417 106
United Therapeutics Corp.(Æ) 2,850 656
UnitedHealth Group, Inc. 5,333 2,624
Vertex Pharmaceuticals, Inc.(Æ)(Ð) 3,884 1,323
29,866

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 23
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 4.3%
Air Products & Chemicals, Inc. 2,255 664
Ashland Global Holdings, Inc. 2,284 232
Ball Corp. 11,264 599
Carrier Global Corp.(Û) 7,626 319
Copart, Inc.(Æ) 2,341 185
Dow, Inc.(Û) 11,443 622
Eastman Chemical Co. 4,296 362
Ecolab, Inc. 4,637 778
Element Solutions, Inc.(Û) 10,979 199
Fastenal Co. 999 54
FMC Corp. 4,176 516
Huntsman Corp. 7,442 199
Lennox International, Inc. 1,022 288
Linde PLC 2,706 1,000
LKQ Corp. 2,999 173
LyondellBasell Industries NV Class A 1,549 147
Newmont Corp.(Û) 13,452 638
Nucor Corp. 650 96
Owens Corning 449 48
Packaging Corp. of America 1,210 164
Reliance Steel & Aluminum Co. 717 178
Sherwin-Williams Co. (The) 2,335 555
Southern Copper Corp. 2,215 170
8,186
Producer Durables - 12.0%
3M Co. 1,820 193
AECOM 4,690 390
AGCO Corp. 2,529 313
Allison Transmission Holdings, Inc. Class
A(Û) 5,482 267
Amphenol Corp. Class A 11,074 836
Avery Dennison Corp. 353 62
Booz Allen Hamilton Holding Corp. Class
A(Ð) 4,137 396
Carlisle Cos., Inc.(Û) 1,310 283
CH Robinson Worldwide, Inc.(Û) 3,412 344
Cintas Corp. 233 106
Crane Co. 598 43
Crane Holdings Co. 598 28
Cummins, Inc. 751 177
Eaton Corp. PLC 396 66
Emerson Electric Co. 1,299 108
Expeditors International of Washington, Inc.
(Û) 6,594 751
FedEx Corp.(Ð) 5,074 1,156
FleetCor Technologies, Inc.(Æ) 2,484 531
Fortive Corp.(Û) 22,140 1,397
FTI Consulting, Inc.(Æ) 902 163
General Dynamics Corp. 175 38
Global Payments, Inc. 10,056 1,133
HEICO Corp. 228 38
Honeywell International, Inc. 4,670 933
Huntington Ingalls Industries, Inc.(Û) 1,010 204
Huron Consulting Group, Inc.(Æ) 1,296 110
Insperity, Inc. 1,096 134
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JB Hunt Transport Services, Inc. 776 136
Keysight Technologies, Inc.(Æ) 53 8
Knight-Swift Transportation Holdings, Inc. 2,821 159
L3Harris Technologies, Inc. 403 79
Lamb Weston Holdings, Inc. 5,729 641
Landstar System, Inc. 1,557 274
ManpowerGroup, Inc. 2,518 191
Mettler-Toledo International, Inc.(Æ) 744 1,110
Moody's Corp. 3,925 1,229
Murphy USA, Inc. 1,075 296
Nordson Corp. 207 45
Old Dominion Freight Line, Inc. 533 171
Oshkosh Corp. 3,632 278
Otis Worldwide Corp. 4,220 360
PACCAR Financial Corp. 859 64
PayPal Holdings, Inc.(Æ)(Ð) 10,006 760
Pentair PLC 1,048 61
Republic Services, Inc. Class A(Ð) 908 131
Robert Half International, Inc. 695 51
Rollins, Inc. 1,128 48
S&P Global, Inc. 2,505 908
Schneider National, Inc. Class B 20,066 525
Snap-on, Inc. 590 153
Southwest Gas Holdings, Inc.(Û) 2,268 127
TE Connectivity, Ltd. 631 77
Terex Corp. 5,746 256
Textron, Inc. 543 36
TransDigm Group, Inc. 2,371 1,814
Trimble Navigation, Ltd.(Æ) 1,015 48
TriNet Group, Inc.(Æ)(Û) 1,489 138
United Parcel Service, Inc. Class B 1,461 263
United Rentals, Inc. 169 61
Waste Management, Inc. 309 51
WW Grainger, Inc. 2,289 1,592
Xerox Holdings Corp. 12,077 189
Zebra Technologies Corp. Class A(Æ) 211 61
22,591
Technology - 27.0%
Accenture PLC Class A 1,034 290
Activision Blizzard, Inc.(Æ) 2,551 198
Adobe, Inc.(Æ) 5,296 2,000
Akamai Technologies, Inc.(Æ) 701 57
Allegion PLC 2,391 264
Alphabet, Inc. Class A(Æ) 7,252 778
Alphabet, Inc. Class C(Æ)(Ð) 27,625 2,990
Analog Devices, Inc. 1,236 222
Apple, Inc. 68,178 11,568
Applied Materials, Inc. 1,345 152
Arista Networks, Inc.(Æ) 296 47
Atlassian Corp. Class A(Æ) 1,539 227
Autodesk, Inc.(Æ) 3,212 626
Booking Holdings, Inc.(Æ)(Û) 385 1,034
Box, Inc. Class A(Æ)(Û) 6,138 162
Broadcom, Inc. 512 321
CACI International, Inc. Class A(Æ) 338 106
Ciena Corp.(Æ)(Û) 3,921 181

See accompanying notes which are an integral part of the financial statements.
24 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cirrus Logic, Inc.(Æ) 6,413 550
Cisco Systems, Inc. 6,632 313
Cognizant Technology Solutions Corp.
Class A 2,824 169
CommVault Systems, Inc.(Æ) 1,435 84
Corteva, Inc.(Û) 14,512 887
CSG Systems International, Inc. 1,734 91
Dell Technologies, Inc. Class C 9,031 393
Dropbox, Inc. Class A(Æ) 18,419 375
Electronic Arts, Inc. 1,598 203
F5, Inc.(Æ)(Û) 2,699 363
Fidelity National Information Services, Inc. 10,512 617
Fortinet, Inc.(Æ)(Û) 12,228 771
GoDaddy, Inc. Class A(Æ) 5,501 416
Hewlett Packard Enterprise Co. 2,592 37
Intel Corp.(Ð) 44,866 1,394
Intuit, Inc. 3,347 1,486
Juniper Networks, Inc. 19,446 586
Lyft, Inc. Class A(Æ) 21,385 219
Meta Platforms, Inc. Class A(Æ) 2,713 652
Microchip Technology, Inc. 36,842 2,689
Microsoft Corp.(Ð) 23,886 7,339
MSCI, Inc. Class A 1,629 786
NetApp, Inc.(Û) 5,571 350
Nutanix, Inc. Class A(Æ) 18,636 447
NVIDIA Corp. 3,173 881
Oracle Corp. 5,594 530
Parsons Corp.(Æ) 2,278 99
QUALCOMM, Inc. 97 11
Roper Technologies, Inc. 1,655 753
Salesforce, Inc.(Æ) 7,232 1,435
SAP SE - ADR 7,937 1,074
ServiceNow, Inc.(Æ) 1,208 555
Skyworks Solutions, Inc. 989 105
Teradyne, Inc.(Ð) 4,421 404
Texas Instruments, Inc. 1,476 247
Verint Systems, Inc.(Æ) 6,794 248
VeriSign, Inc.(Æ) 3,369 747
Viavi Solutions, Inc. Class W(Æ) 10,422 93
Western Digital Corp.(Æ) 11,958 412
Wix.com, Ltd.(Æ) 2,759 241
Workday, Inc. Class A(Æ) 4,468 832
51,107
Utilities - 3.4%
AT&T, Inc. 7,104 126
Avangrid, Inc.(Ð)(Û) 25,999 1,047
Cheniere Energy, Inc.(Ð)(Û) 5,549 849
CMS Energy Corp.(Ð)(Û) 5,423 338
Cogent Communications Holdings, Inc.(Û) 2,714 187
ConocoPhillips Co. 2,449 252
Consolidated Edison, Inc. 3,403 335
Constellation Energy Corp. 2,145 166
DTE Energy Co.(Ð) 4,692 527
Duke Energy Corp. 36 4
Eversource Energy 618 48
Exelon Corp. 2,178 92
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lumen Technologies, Inc.(Û) 33,775 80
National Fuel Gas Co. 359 20
NRG Energy, Inc. 12,415 424
ONE Gas, Inc. 2,127 164
Pinnacle West Capital Corp. 3,313 260
Sempra Energy 1,208 188
T-Mobile USA, Inc.(Æ)(Ð)(Û) 6,538 941
UGI Corp. 4,258 144
Verizon Communications, Inc. 4,025 156
6,348
Total Common Stocks
(cost $151,731) 197,939
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 7,080,300 (∞) 7,078
Total Short-Term Investments
(cost $7,078) 7,078
Total Investments - 108.5%
(identified cost $158,809) 205,017
Securities Sold Short - (8.6)%
Consumer Discretionary - (1.4)%
Acushnet Holdings Corp. (2,223) (111)
Atkore, Inc.(Æ) (442) (56)
Boot Barn Holdings, Inc.(Æ) (809) (59)
Boyd Gaming Corp. (1,592) (110)
Caesars Entertainment, Inc.(Æ) (3,545) (161)
Central Garden & Pet Co. Class A(Æ) (2,002) (71)
Churchill Downs, Inc. (782) (229)
Crocs, Inc.(Æ) (350) (43)
DISH Network Corp. Class A(Æ) (8,302) (62)
Floor & Decor Holdings, Inc. Class A(Æ) (1,311) (130)
Hilton Grand Vacations, Inc.(Æ) (2,515) (108)
Kontoor Brands, Inc. (1,042) (47)
Leggett & Platt, Inc. (5,651) (183)
Leslie's, Inc.(Æ) (5,392) (59)
LGI Homes, Inc.(Æ) (752) (89)
Liberty Media Corp.-Liberty Formula One
Class C(Æ) (741) (54)
News Corp. Class A (7,345) (129)
Paramount Global Class B (2,416) (56)
Raytheon Technologies Corp. (2,856) (285)
Restoration Hardware(Æ) (352) (90)
Topgolf Callaway Brands Corp.(Æ) (7,734) (171)
Warner Bros Discovery, Inc.(Æ) (19,855) (270)
YETI Holdings, Inc.(Æ) (981) (39)
Ziff Davis, Inc.(Æ) (833) (61)
(2,673)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (1,089) (167)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 25
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGP Ingredients, Inc. (655) (65)
(232)
Energy - (0.4)%
ChampionX Corp. (3,074) (83)
Devon Energy Corp. (4,225) (226)
Matador Resources Co. (520) (25)
Noble Corp. PLC(Æ) (1,710) (66)
Plug Power, Inc.(Æ) (2,175) (20)
Sitio Royalties Corp. Class A (4,094) (104)
SM Energy Co. (907) (25)
Southwestern Energy Co.(Æ) (18,023) (94)
Sunrun, Inc.(Æ) (4,631) (97)
(740)
Financial Services - (2.8)%
Annaly Capital Management, Inc.(ö) (8,227) (164)
Apollo Global Management, Inc. (243) (15)
Arbor Realty Trust, Inc.(ö) (17,361) (199)
Ares Management Corp. Class A (1,736) (152)
Berkshire Hathaway, Inc. Class B(Æ) (385) (126)
Blackstone Group, Inc. (The) Class A (3,294) (294)
Broadstone Net Lease, Inc.(ö) (15,271) (247)
Cadence Bank (2,987) (60)
Carlyle Group, LP (5,030) (153)
Citigroup, Inc. (3,845) (181)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,037) (58)
Healthcare Realty Holdings, LP(ö) (12,311) (244)
Independence Realty Trust, Inc.(ö) (5,565) (93)
Iron Mountain, Inc.(ö) (2,564) (142)
JPMorgan Chase & Co. (2,064) (285)
Kimco Realty Corp.(ö) (9,262) (178)
Kite Realty Group Trust(ö) (9,399) (195)
KKR & Co., Inc. Class A (5,300) (281)
Lamar Advertising Co. Class A(ö) (1,497) (158)
Marsh & McLennan Cos., Inc. (522) (94)
New York Community Bancorp, Inc. (14,648) (157)
Omega Healthcare Investors, Inc.(ö) (3,486) (93)
Park National Corp. (826) (89)
Potlatch Corp.(ö) (3,182) (147)
Realty Income Corp.(ö) (4,381) (275)
Service Properties Trust(ö) (5,342) (47)
SoFi Technologies, Inc.(Æ) (3,527) (22)
T. Rowe Price Group, Inc. (2,436) (274)
UWM Holdings Corp. (11,161) (67)
Valley National Bancorp (6,827) (64)
VICI Properties, Inc.(ö) (8,577) (291)
Webster Financial Corp. (3,743) (140)
Weyerhaeuser Co.(ö) (8,718) (261)
(5,246)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - (1.0)%
Agiliti, Inc.(Æ) (1,050) (18)
Amylyx Pharmaceuticals, Inc.(Æ) (672) (19)
Apellis Pharmaceuticals, Inc.(Æ) (699) (58)
Axsome Therapeutics, Inc.(Æ) (373) (27)
Danaher Corp. (1,086) (257)
Henry Schein, Inc.(Æ) (1,765) (143)
IVERIC bio, Inc.(Æ) (1,314) (43)
Karuna Therapeutics, Inc.(Æ) (137) (27)
Masimo Corp.(Æ) (656) (124)
Neogen Corp.(Æ) (6,829) (118)
Patterson Cos., Inc. (5,548) (150)
PerkinElmer, Inc. (1,976) (258)
Repligen Corp.(Æ) (570) (86)
Revance Therapeutics, Inc.(Æ) (662) (21)
Sotera Health Co.(Æ) (1,880) (32)
Surgery Partners, Inc.(Æ) (1,731) (69)
TransMedics Group, Inc.(Æ) (388) (31)
Vaxcyte, Inc.(Æ) (1,375) (59)
Ventyx Biosciences, Inc.(Æ) (545) (20)
West Pharmaceutical Services, Inc. (826) (298)
(1,858)
Materials and Processing - (0.5)%
Cleveland-Cliffs, Inc.(Æ) (13,627) (210)
Freeport-McMoRan, Inc. (6,938) (263)
Livent Corp.(Æ) (2,370) (52)
Pool Corp. (761) (267)
Quaker Chemical Corp. (1,173) (219)
(1,011)
Producer Durables - (1.4)%
Amphenol Corp. Class A (3,520) (266)
Applied Industrial Technologies, Inc. (745) (101)
Bloom Energy Corp. Class A(Æ) (1,254) (21)
Dorman Products, Inc.(Æ) (1,542) (133)
GATX Corp. (1,564) (178)
H&R Block, Inc. (6,699) (227)
LCI Industries (926) (105)
Maximus, Inc. (3,120) (261)
Moody's Corp. (932) (292)
RBC Bearings, Inc.(Æ) (511) (116)
Regal Rexnord Corp. (553) (72)
S&P Global, Inc. (801) (290)
Teledyne Technologies, Inc.(Æ) (649) (269)
Trade Desk, Inc. (The) Class A(Æ) (3,610) (232)
Zurn Water Solutions Corp. (3,452) (74)
(2,637)
Technology - (0.6)%
Advanced Micro Devices, Inc.(Æ) (3,036) (271)
Altair Engineering, Inc. Class A(Æ) (1,501) (104)

See accompanying notes which are an integral part of the financial statements.
26 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bumble, Inc. Class A(Æ) (1,240) (23)
Coherent Corp.(Æ) (2,407) (82)
Fair Isaac Corp.(Æ) (172) (125)
Frontier Communications Corp.(Æ) (4,441) (100)
Intuit, Inc. (671) (298)
SS&C Technologies Holdings, Inc. (433) (25)
Super Micro Computer, Inc.(Æ) (219) (23)
(1,051)
Utilities - (0.4)%
Antero Midstream Corp. (12,442) (134)
Civitas Resources, Inc. (2,568) (177)
New Fortress Energy, Inc. (2,641) (80)
Northern Oil and Gas, Inc. (1,548) (52)
Oasis Petroleum, Inc. (639) (91)
OGE Energy Corp. (4,493) (169)
Permian Resources Corp. (2,423) (25)
(728)
Total Securities Sold Short
(proceeds $16,894) (16,176)
Other Assets and Liabilities,
Net - 0.1%
157
Net Assets - 100.0%
188,998

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 27
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 38 USD 7,958 6/23 258
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 258
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 27,660 $ — $ —
$ —
$ 27,660 14 .6
Consumer Staples 19,499 — —
—
19,499 10 .3
Energy 2,654 — —
—
2,654 1 .4
Financial Services 30,028 — —
—
30,028 15 .9
Health Care 29,866 — —
—
29,866 15 .8
Materials and Processing 8,186 — —
—
8,186 4 .3
Producer Durables 22,591 — —
—
22,591 12 .0
Technology 51,107 — —
—
51,107 27 .0
Utilities 6,348 — —
—
6,348 3 .4
Short-Term Investments — — — 7,078 7,078 3 .8
Total Investments 197,939 — — 7,078 205,017 108 .5
Securities Sold Short
**
(16,176) — — — (16,176) (8 .6)
Other Assets and Liabilities, Net
0 .1
100 .0
Other Financial Instruments
Assets
Futures Contracts 258 — — — 258 0 .1
Total Other Financial Instruments
*
$ 258 $ — $ — $ — $ 258
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
28 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 258
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 147
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 204
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 16,176 $ — $ 16,176
Total Financial and Derivative Liabilities
16,176 — 16,176
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 16,176 $ — $ 16,176
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 16,176 $ — $ 16 , 176 $ —
Total
$ 16,176 $ — $ 16 , 176 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 158,809
Investments, at fair value(>) ........................................................................................................................................................
205,017
Receivables:
Dividends and interest ...................................................................................................................................................... 96
Dividends from affiliated funds ....................................................................................................................................... 26
Investments sold ............................................................................................................................................................... 187
Fund shares sold ............................................................................................................................................................... 56
From broker(a) ................................................................................................................................................................. 233
Variation margin on futures contracts .............................................................................................................................. 258
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
205,874
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 279
Fund shares redeemed ...................................................................................................................................................... 175
Accrued fees to affiliates .................................................................................................................................................. 128
Other accrued expenses .................................................................................................................................................... 118
Securities sold short, at fair value(‡) ........................................................................................................................................... 16,176
Total liabilities ...........................................................................................................................................................
16,876
Net Assets ...............................................................................................................................................................
$ 188,998

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 47,172
Shares of beneficial interest .........................................................................................................................................................
46
Additional paid-in capital ............................................................................................................................................................
141,780
Net Assets ...............................................................................................................................................................
$ 188,998
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 41.46
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 43.99
Class A — Net assets ........................................................................................................................................................... $ 17,466,270
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 421,257
Net asset value per share: Class C(#) ........................................................................................................................................... $ 39.64
Class C — Net assets ........................................................................................................................................................... $ 21,467,320
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 541,600
Net asset value per share: Class S(#) ........................................................................................................................................... $ 41.62
Class S — Net assets ............................................................................................................................................................ $ 141,551,141
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,400,629
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 41.46
Class Y — Net assets ........................................................................................................................................................... $ 8,513,643
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 205,338
Amounts in thousands
(‡)     Proceeds on securities sold short $ 16,894
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,078
(a)     Receivable from Broker for Futures $ 233
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,520
Dividends from affiliated funds ....................................................................................................................................... 182
Total investment income ..............................................................................................................................................................
1,702
Expenses
Advisory fees ................................................................................................................................................................... 543
Administrative fees .......................................................................................................................................................... 48
Custodian fees .................................................................................................................................................................. 60
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 80
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 21
Transfer agent fees - Class S ............................................................................................................................................ 150
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 45
Registration fees ............................................................................................................................................................... 31
Shareholder servicing fees - Class C ............................................................................................................................... 27
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 7
Dividends from securities sold short ................................................................................................................................ 216
Interest expense paid on securities sold short .................................................................................................................. 46
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 1,332
Expense reductions .......................................................................................................................................................... (130)
Net expenses ................................................................................................................................................................................
1,202
Net investment income (loss) .......................................................................................................................................................
500
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,223

Net realized gain (loss) ................................................................................................................................................................
7,080
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 6,741
Futures contracts .............................................................................................................................................................. 204
Securities sold short ......................................................................................................................................................... (1,006)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 5,939
Net realized and unrealized gain (loss) ........................................................................................................................................ 13,019
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,519
* Less than $500

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 500 $ 988
Net realized gain (loss) ....................................................................................................................... 7,080 22,362
Net change in unrealized appreciation (depreciation) ........................................................................ 5,939 (49,990)
Net increase (decrease) in net assets from operations .............................................................................. 13,519 (26,640)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,945) (4,749)
Class C .......................................................................................................................................... (2,417) (6,073)
Class S .......................................................................................................................................... (16,854) (43,403)
Class Y .......................................................................................................................................... (886) (1,866)
Net decrease in net assets from distributions ............................................................................................ (22,102) (56,091)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (16,512) 4,232
Total Net Increase (Decrease) in Net Assets ........................................................................
(25,095) (78,499)
Net Assets
Beginning of period .................................................................................................................................. 214,093 292,592
End of period .............................................................................................................................................
$ 188,998 $ 214,093

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 5 $ 206 21 $ 1,058
Proceeds from reinvestment of distributions 49 1,922 95 4,680
Payments for shares redeemed (53) (2,198) (102) (4,655)
Net increase (decrease)
1 (70) 14 1,083
Class C
Proceeds from shares sold 16 646 4 178
Proceeds from reinvestment of distributions 65 2,416 127 6,052
Payments for shares redeemed (71) (2,787) (132) (6,090)
Net increase (decrease)
10 275 (1) 140
Class S
Proceeds from shares sold 54 2,261 150 6,951
Proceeds from reinvestment of distributions 414 16,158 826 40,821
Payments for shares redeemed (858) (35,893) (941) (44,284)
Net increase (decrease)
(390) (17,474) 35 3,488
Class Y
Proceeds from shares sold 1 32 — —
Proceeds from reinvestment of distributions 23 886 38 1,866
Payments for shares redeemed (4) (161) (42) (2,345)
Net increase (decrease)
20 757 (4) (479)
Total increase (decrease)
(359) $ (16,512) 44 $ 4,232

See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 43.52 .07 2.64 2.71 (.07) (4.70)
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
Class C
April 30, 2023* 41.89 (.08) 2.53 2.45 — (4.70)
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
Class S
April 30, 2023* 43.66 .13 2.64 2.77 (.11) (4.70)
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
Class Y
April 30, 2023* 43.51 .16 2.63 2.79 (.14) (4.70)
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ )
(4.77) 41.46 6.92 17,466 1.48 1.38 .34 36
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(4.70) 39.64 6.54 21,467 2.23 2.13 (.41) 36
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(4.81) 41.62 7.10 141,551 1.23 1.09 .64 36
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(4.84) 41.46 7.16 8,514 1.03 .93 .79 36
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 72,574
Administrative fees 7,582
Distribution fees 16,742
Shareholder servicing fees 4,389
Transfer agent fees 25,281
Trustee fees 1,719
$ 128,287
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,827 $ 50,989 $ 53,739 $ 1 $ — $ 7,078 $ 182 $ —
U.S. Cash Collateral Fund — 2,419 2,419 — — — — —
$ 9,827 $ 53,408 $ 56,158 $ 1 $ — $ 7,078 $ 182 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 147,387,708 $ 48,620,008 $ (6,908,799) $ 41,711,209

U.S. Strategic Equity Fund 39
Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,077.40 $ 1,019.19
Expenses Paid During Period* $ 5.82 $ 5.66
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,073.40 $ 1,015.47
Expenses Paid During Period* $ 9.66 $ 9.39
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,079.30 $ 1,020.93
Expenses Paid During Period* $ 4.02 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

40 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,078.60 $ 1,020.43
Expenses Paid During Period* $ 4.54 $ 4.41
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 41
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.9%
Consumer Discretionary - 14.5%
Amazon.com, Inc.(Æ) 756,568 79,780
Autoliv, Inc. 49,178 4,220
AutoZone, Inc.(Æ)(Û) 4,662 12,416
Beacon Roofing Supply, Inc.(Æ)(Û) 12,086 727
Capri Holdings, Ltd.(Æ) 50,772 2,107
Cavco Industries, Inc.(Æ) 4,978 1,494
Charter Communications, Inc. Class A(Æ) 1,580 583
Chegg, Inc.(Æ) 77,582 1,395
Chipotle Mexican Grill, Inc. Class A(Æ) 7,162 14,808
Comcast Corp. Class A 225,182 9,316
Costco Wholesale Corp. 43,477 21,878
Coupang, Inc.(Æ) 38,264 641
Dana Holding Corp. 73,026 1,080
Dick's Sporting Goods, Inc. 16,999 2,465
Dillard's, Inc. Class A 4,031 1,203
Dollar General Corp. 30,525 6,760
Domino's Pizza, Inc.(Û) 11,633 3,693
DR Horton, Inc. 38,581 4,237
Expedia Group, Inc.(Æ) 43,280 4,067
FactSet Research Systems, Inc. 8,697 3,580
Ford Motor Co. 1,078,532 12,813
Garmin, Ltd. 38,608 3,790
General Motors Co. 582,048 19,231
Genuine Parts Co. 19,675 3,311
Goodyear Tire & Rubber Co. (The)(Æ) 192,816 2,057
Grand Canyon Education, Inc.(Æ)(Û) 3,152 374
Home Depot, Inc. (The) 21,975 6,604
Kohl's Corp. 86,526 1,906
Lear Corp.(Ð) 33,789 4,314
Lennar Corp. Class A(Ð)(Û) 53,113 5,992
Lithia Motors, Inc. Class A 16,810 3,713
Live Nation Entertainment, Inc.(Æ)(Û) 147,843 10,021
Lowe's Cos., Inc. 71,698 14,901
Marriott International, Inc. Class A 52,993 8,974
McDonald's Corp. 56,161 16,610
Netflix, Inc.(Æ)(Ð) 32,125 10,599
News Corp. Class A 151,061 2,660
Nike, Inc. Class B 212,742 26,959
NVR, Inc.(Æ) 990 5,782
O'Reilly Automotive, Inc.(Æ) 25,389 23,290
Penn National Gaming, Inc.(Æ) 135,547 4,038
Ross Stores, Inc. 63,346 6,761
SeaWorld Entertainment, Inc.(Æ)(Û) 17,679 949
Starbucks Corp. 118,160 13,505
Tapestry, Inc. 44,861 1,831
Target Corp. 82,531 13,019
Tesla, Inc.(Æ) 79,539 13,069
TJX Cos., Inc. (The) 91,639 7,223
Tractor Supply Co. 9,596 2,288
Travel + Leisure Co.(Û) 38,391 1,469
Tri Pointe Homes, Inc.(Æ) 25,260 724
Under Armour, Inc. Class A(Æ) 128,358 1,139
Visteon Corp.(Æ)(Û) 4,887 686
Walmart, Inc. 39,290 5,932
Walt Disney Co. (The)(Æ) 91,184 9,346
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zillow Group, Inc. Class A(Æ)(Ð) 12,812 548
442,878
Consumer Staples - 5.0%
Altria Group, Inc.(Û) 193,963 9,215
Archer-Daniels-Midland Co. 54,515 4,257
Church & Dwight Co., Inc. 54,778 5,320
Coca-Cola Co. (The) 305,319 19,586
Conagra Brands, Inc. 294,804 11,191
CVS Health Corp. 226,404 16,598
Energizer Holdings, Inc. - GDR(Û) 12,400 541
Estee Lauder Cos., Inc. (The) Class A 37,465 9,243
General Mills, Inc. 33,016 2,926
Hershey Co. (The) 15,801 4,315
Ingredion, Inc. 40,944 4,347
Kroger Co. (The) 274,701 13,359
Molson Coors Beverage Co. Class B 44,665 2,657
Monster Beverage Corp.(Æ) 207,774 11,635
PepsiCo, Inc. 38,326 7,316
Philip Morris International, Inc. 35,439 3,543
Procter & Gamble Co. (The) 62,437 9,764
Sprouts Farmers Market, Inc.(Æ)(Ð) 65,611 2,274
Tyson Foods, Inc. Class A 180,845 11,301
Walgreens Boots Alliance, Inc. 113,925 4,016
153,404
Energy - 4.2%
Arch Resources, Inc. 4,238 518
Baker Hughes Co. 378,593 11,070
BP PLC - ADR 243,325 9,801
Canadian Natural Resources, Ltd. 82,128 5,007
Chevron Corp. 91,595 15,441
CVR Energy, Inc. 28,016 738
Devon Energy Corp. 17,953 959
EOG Resources, Inc. 24,743 2,956
Exxon Mobil Corp. 96,829 11,459
Kinder Morgan, Inc. 322,240 5,526
Marathon Oil Corp. 124,668 3,012
Marathon Petroleum Corp. 88,439 10,790
Occidental Petroleum Corp. 66,801 4,110
Patterson-UTI Energy, Inc. 59,455 665
Phillips 66 51,592 5,108
Pioneer Natural Resources Co. 85,211 18,538
Shell PLC - ADR 120,484 7,468
Valero Energy Corp. 89,229 10,232
Williams Cos., Inc. (The) 142,106 4,300
127,698
Financial Services - 14.4%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 120,108 6,769
Aflac, Inc. 70,716 4,940
Allstate Corp. (The)(Ð)(Û) 55,469 6,421
American Equity Investment Life Holding
Co. 46,687 1,799
American Express Co. 50,584 8,161

See accompanying notes which are an integral part of the financial statements.
42 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Tower Corp.(ö) 16,242 3,320
Ameriprise Financial, Inc. 16,644 5,078
Apollo Global Management, Inc. 171,089 10,845
Axis Capital Holdings, Ltd. 34,702 1,962
Bank of America Corp. 336,924 9,865
Bank of New York Mellon Corp. (The) 77,501 3,301
BankUnited, Inc.(Û) 73,439 1,656
Berkshire Hathaway, Inc. Class B(Æ) 68,047 22,357
BlackRock, Inc. Class A 5,338 3,583
BOK Financial Corp. 19,509 1,636
Brighthouse Financial, Inc.(Æ)(Û) 50,112 2,215
Brown & Brown, Inc.(Û) 6,761 435
Camden Property Trust(Ð)(ö) 35,388 3,894
Capital One Financial Corp. 5,188 505
Carlyle Group, LP 146,839 4,454
CBRE Group, Inc. Class A(Æ) 53,471 4,099
Charles Schwab Corp. (The) 116,601 6,091
Chubb, Ltd. 19,476 3,926
Citigroup, Inc. 410,913 19,342
CME Group, Inc. Class A 13,206 2,453
CNO Financial Group, Inc. 62,902 1,412
Comerica, Inc. 80,604 3,496
Cullen/Frost Bankers, Inc.(Û) 23,509 2,592
DiamondRock Hospitality Co.(ö)(Û) 132,946 1,078
Dun & Bradstreet Holdings, Inc.(Ð) 141,060 1,576
Equinix, Inc.(ö) 4,267 3,090
Equity Commonwealth(ö) 21,431 444
Evercore, Inc. Class A 29,709 3,389
Gaming and Leisure Properties, Inc.(ö) 52,124 2,710
Globe Life, Inc. 24,403 2,648
Goldman Sachs Group, Inc. (The) 13,333 4,579
Hartford Financial Services Group, Inc. 39,268 2,788
Highwoods Properties, Inc.(ö)(Û) 32,244 739
Howard Hughes Corp. (The)(Æ)(Û) 61,854 4,786
Interactive Brokers Group, Inc. Class A 37,651 2,931
Intercontinental Exchange, Inc. 24,734 2,694
Invitation Homes, Inc.(ö) 163,912 5,470
Jackson Financial, Inc. Class A 56,100 2,020
JPMorgan Chase & Co. 150,092 20,749
KeyCorp.(Û) 304,550 3,429
Lamar Advertising Co. Class A(ö) 24,340 2,572
Lincoln National Corp. 87,458 1,900
LPL Financial Holdings, Inc. 25,000 5,221
M&T Bank Corp. 15,403 1,938
Marsh & McLennan Cos., Inc. 12,163 2,192
MasterCard, Inc. Class A 146,527 55,685
MetLife, Inc. 21,188 1,299
Morgan Stanley 187,944 16,909
New York Community Bancorp, Inc. 752,765 8,047
Northern Trust Corp. 31,410 2,455
Park Hotels & Resorts, Inc.(ö) 88,966 1,072
Pinnacle Financial Partners, Inc.(Û) 20,687 1,122
Piper Jaffray Cos. 8,342 1,130
PNC Financial Services Group, Inc. (The) 13,224 1,722
Popular, Inc. 45,454 2,728
Principal Financial Group, Inc. 27,324 2,041
Progressive Corp. (The) 72,720 9,919
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prologis, LP(ö) 99,221 12,427
Public Storage(ö) 11,448 3,375
Raymond James Financial, Inc. 36,911 3,342
Reinsurance Group of America, Inc. Class A 63,863 9,089
RenaissanceRe Holdings, Ltd. 26,663 5,743
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Ð) 65,998 2,697
Ryman Hospitality Properties, Inc.(ö) 12,355 1,108
SBA Communications Corp.(Ð)(ö) 8,055 2,101
SLM Corp. 214,974 3,229
Synchrony Financial 157,027 4,634
Texas Capital Bancshares, Inc.(Æ) 21,779 1,094
Travelers Cos., Inc. (The) 19,733 3,574
Truist Financial Corp. 140,473 4,577
UMB Financial Corp.(Û) 20,154 1,282
US Bancorp 138,377 4,744
Visa, Inc. Class A 43,189 10,051
Walker & Dunlop, Inc.(Û) 14,928 1,005
Wells Fargo & Co. 396,953 15,779
Weyerhaeuser Co.(ö) 135,031 4,039
Willis Towers Watson PLC 29,373 6,803
WR Berkley Corp.(Û) 134,851 7,945
Zions Bancorp NA 131,803 3,672
441,989
Health Care - 14.1%
Abbott Laboratories 50,172 5,543
AbbVie, Inc. 149,588 22,606
Acadia Pharmaceuticals, Inc.(Æ) 77,791 1,659
Agilent Technologies, Inc. 33,403 4,524
Amgen, Inc. 18,405 4,412
AstraZeneca PLC - ADR 64,266 4,706
Baxter International, Inc. 115,769 5,520
Biogen, Inc.(Æ) 31,452 9,569
Blueprint Medicines Corp.(Æ)(Û) 18,259 932
Boston Scientific Corp.(Æ) 127,040 6,621
Bristol-Myers Squibb Co. 320,089 21,372
Catalyst Pharmaceuticals, Inc.(Æ) 30,590 487
Centene Corp.(Æ) 53,887 3,714
Cigna Corp. 55,080 13,951
DaVita HealthCare Partners, Inc.(Æ) 52,241 4,720
Dentsply Sirona, Inc. 138,306 5,799
Edwards Lifesciences Corp.(Æ)(Û) 43,850 3,858
Elevance Health, Inc. 14,414 6,755
Eli Lilly & Co. 23,766 9,408
Encompass Health Corp. 67,382 4,323
Exelixis, Inc.(Æ) 298,690 5,466
Gilead Sciences, Inc. 80,121 6,587
GSK PLC - ADR 180,243 6,494
Guardant Health, Inc.(Æ) 54,121 1,221
Harmony Biosciences Holdings, Inc.(Æ)(Û) 6,320 204
HCA Healthcare, Inc. 55,218 15,866
Henry Schein, Inc.(Æ) 40,017 3,234
Incyte Corp.(Æ)(Ð) 70,770 5,266
Intuitive Surgical, Inc.(Æ) 24,648 7,424
Ionis Pharmaceuticals, Inc.(Æ)(Û) 55,100 1,949
Jazz Pharmaceuticals PLC(Æ) 45,302 6,364

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 43
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Johnson & Johnson 116,487 19,069
Laboratory Corp. of America Holdings 9,103 2,064
McKesson Corp. 23,906 8,708
Medtronic PLC 69,496 6,321
Merck & Co., Inc. 46,210 5,336
Mirati Therapeutics, Inc.(Æ)(Û) 14,251 631
Moderna, Inc.(Æ) 25,401 3,376
Molina Healthcare, Inc.(Æ)(Û) 18,724 5,578
Neurocrine Biosciences, Inc.(Æ) 27,440 2,773
Novocure, Ltd.(Æ) 44,069 2,904
Organon & Co. 166,684 4,105
Pfizer, Inc. 327,801 12,748
PTC Therapeutics, Inc.(Æ) 29,061 1,602
Qiagen NV(Æ) 104,731 4,672
Regeneron Pharmaceuticals, Inc.(Æ) 14,611 11,715
Sarepta Therapeutics, Inc.(Æ)(Û) 35,223 4,324
Stryker Corp. 9,619 2,882
Syneos Health, Inc. Class A(Æ) 160,152 6,288
Tandem Diabetes Care, Inc.(Æ)(Û) 14,660 580
Teladoc Health, Inc.(Æ)(Û) 41,279 1,095
Tenet Healthcare Corp.(Æ) 38,583 2,829
Thermo Fisher Scientific, Inc. 10,896 6,046
Ultragenyx Pharmaceutical, Inc.(Æ)(Û) 37,059 1,618
United Therapeutics Corp.(Æ) 24,504 5,639
UnitedHealth Group, Inc. 117,608 57,874
Veeva Systems, Inc. Class A(Æ) 58,921 10,552
Vertex Pharmaceuticals, Inc.(Æ) 53,740 18,311
Viatris, Inc. 375,061 3,499
Zoetis, Inc. Class A 104,178 18,312
432,005
Materials and Processing - 4.0%
Air Products & Chemicals, Inc. 7,837 2,307
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 55,677 227
Boise Cascade Co. 13,735 938
CF Industries Holdings, Inc. 18,942 1,356
Cleveland-Cliffs, Inc.(Æ) 29,168 449
Copart, Inc.(Æ) 269,532 21,307
Crown Holdings, Inc. 69,764 5,984
Eagle Materials, Inc.(Û) 21,874 3,242
Eastman Chemical Co. 79,925 6,735
Element Solutions, Inc.(Û) 77,033 1,398
Fastenal Co. 65,491 3,526
FMC Corp.(Ð)(Û) 36,962 4,568
Freeport-McMoRan, Inc. 124,897 4,735
Huntsman Corp.(Ð) 113,800 3,049
Linde PLC 41,851 15,462
Mosaic Co. (The)(Û) 56,404 2,417
MP Materials Corp.(Æ)(Û) 30,350 658
Newmont Corp. 98,299 4,659
Nucor Corp. 29,022 4,300
Packaging Corp. of America 25,627 3,466
PPG Industries, Inc. 63,680 8,932
Resideo Technologies, Inc.(Æ) 26,174 466
Southern Copper Corp. 36,398 2,796
Sylvamo Corp.(Û) 15,985 732
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 76,819 14,274
Vulcan Materials Co. 25,708 4,502
122,485
Producer Durables - 9.3%
3M Co. 37,342 3,966
AECOM 55,265 4,590
AGCO Corp. 41,293 5,118
Alaska Air Group, Inc.(Æ) 82,172 3,571
Allison Transmission Holdings, Inc. Class
A(Û) 109,710 5,353
Ametek, Inc. 22,058 3,042
Amphenol Corp. Class A 43,286 3,267
CH Robinson Worldwide, Inc.(Û) 45,151 4,554
Cintas Corp. 6,621 3,018
Comfort Systems USA, Inc.(Û) 3,434 513
CoStar Group, Inc.(Æ) 180,821 13,914
Cummins, Inc. 18,495 4,347
Deere & Co. 27,889 10,543
Delta Air Lines, Inc.(Æ) 215,596 7,397
Dover Corp. 23,370 3,416
Eaton Corp. PLC 88,513 14,792
Emerson Electric Co. 54,417 4,531
Encore Wire Corp. 1,707 267
Expeditors International of Washington, Inc.
(Û) 64,124 7,300
FedEx Corp. 74,327 16,930
Fortive Corp.(Û) 124,425 7,850
FTI Consulting, Inc.(Æ) 14,282 2,578
General Dynamics Corp. 19,266 4,206
Global Payments, Inc. 60,477 6,816
Hubbell, Inc. Class B 9,976 2,687
Illinois Tool Works, Inc. 10,038 2,429
Insperity, Inc.(Ð) 10,116 1,239
JB Hunt Transport Services, Inc. 14,825 2,599
Keysight Technologies, Inc.(Æ) 16,283 2,355
Lamb Weston Holdings, Inc.(Û) 43,482 4,862
Landstar System, Inc. 47,397 8,343
Littelfuse, Inc. 9,982 2,418
Lockheed Martin Corp. 5,745 2,668
Magna International, Inc. Class A 53,288 2,779
ManpowerGroup, Inc.(Ð) 23,934 1,812
MarketAxess Holdings, Inc. 8,598 2,737
Mettler-Toledo International, Inc.(Æ) 1,361 2,030
Murphy USA, Inc. 3,318 913
Nordson Corp. 10,573 2,287
Norfolk Southern Corp. 36,824 7,476
Northrop Grumman Corp. 21,026 9,699
Old Dominion Freight Line, Inc. 8,322 2,666
Oshkosh Corp. 48,293 3,695
PACCAR Financial Corp. 39,745 2,969
PayPal Holdings, Inc.(Æ) 163,800 12,449
Pentair PLC 63,680 3,698
Regal Rexnord Corp. 22,048 2,870
S&P Global, Inc. 45,539 16,511
Snap-on, Inc. 18,074 4,689
Southwest Airlines Co. 55,625 1,685

See accompanying notes which are an integral part of the financial statements.
44 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terex Corp. 14,478 646
Textron, Inc. 12,147 813
Trade Desk, Inc. (The) Class A(Æ) 57,376 3,692
TriNet Group, Inc.(Æ)(Ð) 23,764 2,205
United Parcel Service, Inc. Class B 17,120 3,078
United Rentals, Inc. 4,953 1,789
Vertiv Holdings Co. 71,319 1,064
Vontier Corp. 176,027 4,776
Waste Management, Inc. 17,078 2,836
WW Grainger, Inc. 5,400 3,756
Xerox Holdings Corp. 172,284 2,700
XPO Logistics, Inc.(Æ) 52,888 2,337
Zebra Technologies Corp. Class A(Æ) 15,874 4,572
286,708
Technology - 31.7%
Accenture PLC Class A 79,860 22,384
Adobe, Inc.(Æ) 64,228 24,250
Advanced Micro Devices, Inc.(Æ) 219,169 19,587
Alphabet, Inc. Class A(Æ) 854,884 91,763
Alphabet, Inc. Class C(Æ) 148,642 16,086
Analog Devices, Inc. 29,885 5,376
Apple, Inc. 948,086 160,871
Applied Materials, Inc. 19,436 2,197
ASML Holding NV Class G 2,362 1,504
Atlassian Corp. Class A(Æ)(Û) 32,140 4,746
Avnet, Inc. 62,584 2,582
Axcelis Technologies, Inc.(Æ) 8,530 1,009
Booking Holdings, Inc.(Æ)(Û) 3,453 9,276
Box, Inc. Class A(Æ) 113,892 3,014
Broadcom, Inc. 7,492 4,694
Cadence Design Systems, Inc.(Æ) 20,636 4,322
CDW Corp. 15,102 2,561
Cirrus Logic, Inc.(Æ) 29,453 2,527
Cisco Systems, Inc. 168,431 7,958
Cognizant Technology Solutions Corp.
Class A 73,625 4,396
CommVault Systems, Inc.(Æ) 39,285 2,289
Corteva, Inc.(Ð)(Û) 131,633 8,045
Crowdstrike Holdings, Inc. Class A(Æ)(Û) 43,020 5,165
Dell Technologies, Inc. Class C 232,505 10,112
DocuSign, Inc.(Æ)(Û) 59,645 2,949
Dropbox, Inc. Class A(Æ) 181,298 3,688
EPAM Systems, Inc.(Æ) 8,109 2,290
Extreme Networks, Inc.(Æ) 34,053 605
F5, Inc.(Æ)(Û) 25,078 3,369
Fair Isaac Corp.(Æ) 4,069 2,962
Fidelity National Information Services, Inc. 136,433 8,011
Five9, Inc.(Æ) 18,646 1,209
Fortinet, Inc.(Æ)(Û) 146,863 9,260
Genpact, Ltd.(Ð) 73,716 3,284
GoDaddy, Inc. Class A(Æ) 77,291 5,849
Guidewire Software, Inc.(Æ) 89,672 6,832
Hewlett Packard Enterprise Co. 336,392 4,817
HP, Inc. 188,261 5,593
Informatica, Inc. Class A(Æ) 30,205 467
Intapp, Inc.(Æ) 7,384 298
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 479,388 14,890
International Business Machines Corp. 28,914 3,655
Intuit, Inc. 51,312 22,780
Juniper Networks, Inc. 169,607 5,114
Lam Research Corp. 10,023 5,253
Leidos Holdings, Inc. 23,159 2,160
Lyft, Inc. Class A(Æ) 207,014 2,122
Meta Platforms, Inc. Class A(Æ) 198,848 47,787
Micron Technology, Inc. 207,774 13,372
Microsoft Corp. 681,431 209,376
NetApp, Inc. 69,449 4,368
New Relic, Inc.(Æ) 29,960 2,141
Nutanix, Inc. Class A(Æ) 54,020 1,295
NVIDIA Corp. 87,461 24,270
NXP Semiconductors NV 82,566 13,519
Okta, Inc.(Æ) 27,517 1,886
Oracle Corp. 130,648 12,375
Palo Alto Networks, Inc.(Æ) 53,046 9,679
Pegasystems, Inc. 46,843 2,137
Qorvo, Inc.(Æ)(Ð)(Û) 43,771 4,030
QUALCOMM, Inc. 10,588 1,237
Qualys, Inc.(Æ) 11,962 1,351
Rapid7, Inc.(Æ)(Û) 21,205 1,031
RingCentral, Inc. Class A(Æ) 44,010 1,213
Roku, Inc.(Æ)(Û) 26,683 1,500
Roper Technologies, Inc. 8,565 3,895
Salesforce, Inc.(Æ) 88,872 17,630
Skyworks Solutions, Inc. 32,996 3,494
Smartsheet, Inc. Class A(Æ)(Û) 13,195 539
Snap, Inc. Class A(Æ)(Û) 104,774 913
Sonos, Inc.(Æ) 76,202 1,611
Synopsys, Inc.(Æ) 10,117 3,757
Tenable Holdings, Inc.(Æ) 37,833 1,399
Teradyne, Inc. 133,144 12,167
Texas Instruments, Inc. 68,442 11,443
Twilio, Inc. Class A(Æ)(Û) 45,270 2,382
Uber Technologies, Inc.(Æ) 125,890 3,909
Varonis Systems, Inc.(Æ) 61,319 1,420
VeriSign, Inc.(Æ) 34,406 7,631
Viavi Solutions, Inc. Class W(Æ) 197,672 1,771
Western Digital Corp.(Æ) 124,185 4,277
Wix.com, Ltd.(Æ) 14,635 1,277
Yelp, Inc. Class A(Æ) 46,665 1,396
Zscaler, Inc.(Æ)(Û) 18,897 1,703
969,352
Utilities - 4.7%
APA Corp.(Û) 10,202 376
AT&T, Inc. 788,729 13,937
Cheniere Energy, Inc.(Û) 10,897 1,667
CMS Energy Corp.(Û) 29,831 1,857
ConocoPhillips Co. 194,367 19,998
Constellation Energy Corp.(Ð)(Û) 48,043 3,718
DTE Energy Co.(Ð) 47,993 5,395
Edison International 100,831 7,421
Exelon Corp. 137,811 5,849
FirstEnergy Corp. 183,630 7,308

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 45
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NextEra Energy, Inc. 266,588 20,429
NRG Energy, Inc. 300,718 10,276
PG&E Corp.(Æ) 336,793 5,763
Pinnacle West Capital Corp. 42,825 3,360
T-Mobile USA, Inc.(Æ) 103,954 14,959
UGI Corp. 117,000 3,964
Verizon Communications, Inc. 256,726 9,969
Vistra Corp. 198,376 4,733
Xcel Energy, Inc. 37,732 2,638
143,617
Total Common Stocks
(cost $2,492,847) 3,120,136
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 88,471,391 (∞) 88,445
Total Short-Term Investments
(cost $88,444) 88,445
Total Investments - 104.8%
(identified cost $2,581,291) 3,208,581
Securities Sold Short - (5.1)%
Consumer Discretionary - (1.0)%
Acushnet Holdings Corp. (38,298) (1,920)
Advanced Energy Industries, Inc. (11,779) (1,019)
Altice USA, Inc. Class A(Æ) (311,879) (1,092)
Caesars Entertainment, Inc.(Æ) (11,148) (505)
Central Garden & Pet Co. Class A(Æ) (7,360) (260)
Churchill Downs, Inc. (11,390) (3,332)
DISH Network Corp. Class A(Æ) (309,512) (2,324)
Floor & Decor Holdings, Inc. Class A(Æ) (23,542) (2,339)
Freshpet, Inc.(Æ) (38,745) (2,672)
Hilton Grand Vacations, Inc.(Æ) (22,188) (950)
Leggett & Platt, Inc. (47,116) (1,522)
LGI Homes, Inc.(Æ) (10,748) (1,277)
Paramount Global Class B (133,495) (3,114)
Topgolf Callaway Brands Corp.(Æ) (109,977) (2,438)
Warner Bros Discovery, Inc.(Æ) (231,601) (3,152)
Ziff Davis, Inc.(Æ) (29,368) (2,148)
(30,064)
Consumer Staples - (0.1)%
Grocery Outlet Holding Corp.(Æ) (39,152) (1,166)
J&J Snack Foods Corp. (10,018) (1,535)
MGP Ingredients, Inc. (16,844) (1,662)
(4,363)
Energy - (0.2)%
Cabot Oil & Gas Corp. (114,059) (2,920)
Noble Corp. PLC(Æ) (32,651) (1,255)
Plug Power, Inc.(Æ) (20,717) (187)
Sitio Royalties Corp. Class A (30,840) (783)
Southwestern Energy Co.(Æ) (279,159) (1,449)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sunrun, Inc.(Æ) (61,887) (1,302)
(7,896)
Financial Services - (1.1)%
Annaly Capital Management, Inc.(ö) (134,724) (2,692)
Arbor Realty Trust, Inc.(ö) (125,379) (1,438)
Blackstone Group, Inc. (The) Class A (33,393) (2,983)
Broadstone Net Lease, Inc.(ö) (104,622) (1,692)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (45,357) (1,287)
Healthcare Realty Holdings, LP(ö) (135,951) (2,689)
Independence Realty Trust, Inc.(ö) (58,557) (975)
Kite Realty Group Trust(ö) (113,981) (2,362)
KKR & Co., Inc. Class A (56,293) (2,987)
New York Community Bancorp, Inc. (283,405) (3,029)
Realty Income Corp.(ö) (43,536) (2,736)
SoFi Technologies, Inc.(Æ) (24,233) (151)
T. Rowe Price Group, Inc. (23,050) (2,589)
VICI Properties, Inc.(ö) (82,086) (2,786)
Webster Financial Corp. (63,826) (2,381)
(32,777)
Health Care - (0.8)%
Agiliti, Inc.(Æ) (40,960) (685)
Alnylam Pharmaceuticals, Inc.(Æ) (13,149) (2,619)
Apellis Pharmaceuticals, Inc.(Æ) (10,866) (906)
Axsome Therapeutics, Inc.(Æ) (3,509) (251)
Biogen, Inc.(Æ) (9,937) (3,023)
ICU Medical, Inc.(Æ) (10,303) (1,949)
IVERIC bio, Inc.(Æ) (11,209) (369)
Karuna Therapeutics, Inc.(Æ) (2,321) (461)
Masimo Corp.(Æ) (14,361) (2,716)
Neogen Corp.(Æ) (140,643) (2,422)
Patterson Cos., Inc. (35,345) (958)
Repligen Corp.(Æ) (13,905) (2,108)
Revance Therapeutics, Inc.(Æ) (19,518) (621)
Sotera Health Co.(Æ) (52,422) (879)
TransMedics Group, Inc.(Æ) (6,427) (508)
Vaxcyte, Inc.(Æ) (26,817) (1,149)
Ventyx Biosciences, Inc.(Æ) (9,007) (339)
West Pharmaceutical Services, Inc. (4,824) (1,743)
(23,706)
Materials and Processing - (0.2)%
Livent Corp.(Æ) (29,196) (638)
Pool Corp. (8,812) (3,096)
Quaker Chemical Corp. (12,602) (2,352)
(6,086)
Producer Durables - (0.9)%
AeroVironment, Inc.(Æ) (9,618) (968)
Affirm Holdings, Inc.(Æ) (11,051) (109)
Applied Industrial Technologies, Inc. (14,345) (1,946)

See accompanying notes which are an integral part of the financial statements.
46 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dorman Products, Inc.(Æ) (13,511) (1,164)
Fox Factory Holding Corp.(Æ) (17,000) (1,885)
GATX Corp. (24,163) (2,752)
H&R Block, Inc. (74,881) (2,539)
LCI Industries (14,656) (1,656)
Maximus, Inc. (42,925) (3,591)
RBC Bearings, Inc.(Æ) (11,729) (2,663)
S&P Global, Inc. (7,396) (2,682)
Teledyne Technologies, Inc.(Æ) (7,255) (3,006)
Trade Desk, Inc. (The) Class A(Æ) (13,440) (865)
Zurn Water Solutions Corp. (45,492) (980)
(26,806)
Technology - (0.7)%
Advanced Micro Devices, Inc.(Æ) (25,632) (2,291)
Altair Engineering, Inc. Class A(Æ) (21,709) (1,499)
AppLovin Corp. Class A(Æ) (120,076) (2,041)
Aspen Technology, Inc.(Æ) (12,053) (2,134)
Bentley Systems, Inc. Class B (21,182) (902)
Bumble, Inc. Class A(Æ) (61,737) (1,124)
Coherent Corp.(Æ) (52,726) (1,800)
Frontier Communications Corp.(Æ) (106,438) (2,399)
Intuit, Inc. (6,744) (2,994)
Monolithic Power Systems, Inc. (3,940) (1,820)
Super Micro Computer, Inc.(Æ) (9,354) (986)
ViaSat, Inc.(Æ) (53,186) (1,863)
(21,853)
Utilities - (0.1)%
Civitas Resources, Inc. (29,557) (2,041)
Oasis Petroleum, Inc. (7,706) (1,097)
(3,138)
Total Securities Sold Short
(proceeds $156,210) (156,689)
Other Assets and Liabilities,
Net - 0.3%
8,032
Net Assets - 100.0%
3,059,924

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 47
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 468 USD 98,011 06/23 3,814
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,814
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 442,878 $ — $ —
$ —
$ 442,878 14 .5
Consumer Staples 153,404 — —
—
153,404 5 .0
Energy 127,698 — —
—
127,698 4 .2
Financial Services 441,989 — —
—
441,989 14 .4
Health Care 432,005 — —
—
432,005 14 .1
Materials and Processing 122,485 — —
—
122,485 4 .0
Producer Durables 286,708 — —
—
286,708 9 .3
Technology 969,352 — —
—
969,352 31 .7
Utilities 143,617 — —
—
143,617 4 .7
Short-Term Investments — — — 88,445 88,445 2 .9
Total Investments 3,120,136 — — 88,445 3,208,581 104 .8
Securities Sold Short** (156,689) — — — (156,689) (5 .1)
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 3,814 — — — 3,814 0 .1
Total Other Financial Instruments
*
$ 3,814 $ — $ — $ — $ 3,814
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
48 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 3,814
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,545
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 721
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 49
Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 156,689 $ — $ 156,689
Total Financial and Derivative Liabilities
156,689 — 156,689
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 156,689 $ — $ 156,689
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 156,689 $ — $ 156,689 $ —
Total
$ 156,689 $ — $ 156,689 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,581,291
Investments, at fair value (*) (>) ....................................................................................................................................................
3,208,581
Receivables:
Dividends and interest ...................................................................................................................................................... 2,720
Dividends from affiliated funds ....................................................................................................................................... 331
Investments sold ............................................................................................................................................................... 2,414
Fund shares sold ............................................................................................................................................................... 1,972
From broker(a) ................................................................................................................................................................. 2,45 3
Variation margin on futures contracts .............................................................................................................................. 3,815
Prepaid expenses .......................................................................................................................................................................... 22
Total assets ...............................................................................................................................................................
3,222,308
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,963
Fund shares redeemed ...................................................................................................................................................... 1,486
Accrued fees to affiliates .................................................................................................................................................. 1,745
Other accrued expenses .................................................................................................................................................... 50 1
Securities sold short, at fair value(‡) ........................................................................................................................................... 156,689
Total liabilities ...........................................................................................................................................................
162,38 4
Net Assets ...............................................................................................................................................................
$ 3,059,924

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 51
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 609,834
Shares of beneficial interest .........................................................................................................................................................
2,26 6
Additional paid-in capital ............................................................................................................................................................
2,447,82 4
Net Assets ...............................................................................................................................................................
$ 3,059,924
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 13.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.30
Class A — Net assets ........................................................................................................................................................... $ 11,673,779
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 866,228
Net asset value per share: Class C(#) ........................................................................................................................................... $ 13.26
Class C — Net assets ........................................................................................................................................................... $ 5,284,941
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 398,706
Net asset value per share: Class M(#) .......................................................................................................................................... $ 13.49
Class M — Net assets .......................................................................................................................................................... $ 597,902,085
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 44,334,538
Net asset value per share: Class S(#) ........................................................................................................................................... $ 13.51
Class S — Net assets ............................................................................................................................................................ $ 2,445,063,077
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 181,039,783
Amounts in thousands
(‡)     Proceeds on securities sold short $ 156,210
(>)     Investments in affiliates, U.S. Cash Management Fund $ 88,445
(a)     Receivable from Broker for Futures $ 2,453
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 26,786
Dividends from affiliated funds ....................................................................................................................................... 1,813
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ....................................................................................................................................... 12
Total investment income ..............................................................................................................................................................
28,612
Expenses
Advisory fees ................................................................................................................................................................... 10,877
Administrative fees .......................................................................................................................................................... 729
Custodian fees .................................................................................................................................................................. 142
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 20
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 565
Transfer agent fees - Class S ............................................................................................................................................ 2,429
Professional fees .............................................................................................................................................................. 162
Registration fees ............................................................................................................................................................... 67
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 101
Printing fees ..................................................................................................................................................................... 62
Dividends from securities sold short ................................................................................................................................ 1,525
Interest expense paid on securities sold short .................................................................................................................. 519
Miscellaneous .................................................................................................................................................................. 57
Expenses before reductions .............................................................................................................................................. 17,292
Expense reductions .......................................................................................................................................................... (4,352)
Net expenses ................................................................................................................................................................................
12,940
Net investment income (loss) .......................................................................................................................................................
15,672
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 25,801
Investments in affiliated funds ......................................................................................................................................... 10
Futures contracts .............................................................................................................................................................. 1,545
Securities sold short ......................................................................................................................................................... 1,859
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
29,214
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 187,388
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 721
Securities sold short ......................................................................................................................................................... (3,852)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 184,262
Net realized and unrealized gain (loss) ........................................................................................................................................ 213,476
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 229,148

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 15,672 $ 24,348
Net realized gain (loss) ....................................................................................................................... 29,214 198,453
Net change in unrealized appreciation (depreciation) ........................................................................ 184,262 (1,010,960)
Net increase (decrease) in net assets from operations .............................................................................. 229,148 (788,159)
Distributions
To shareholders
Class A .......................................................................................................................................... (649) (956)
Class C .......................................................................................................................................... (304) (510)
Class M ......................................................................................................................................... (34,706) (53,850)
Class S .......................................................................................................................................... (146,426) (268,842)
Net decrease in net assets from distributions ............................................................................................ (182,085) (324,158)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (55,271) (109,233)
Total Net Increase (Decrease) in Net Assets ........................................................................
(8,208) (1,221,550)
Net Assets
Beginning of period .................................................................................................................................. 3,068,132 4,289,682
End of period .............................................................................................................................................
$ 3,059,924 $ 3,068,132

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 76 $ 1,004 254 $ 3,743
Proceeds from reinvestment of distributions 52 648 59 956
Payments for shares redeemed (99) (1,291) (199) (2,881)
Net increase (decrease)
29 361 114 1,818
Class C
Proceeds from shares sold 15 19 4 17 253
Proceeds from reinvestment of distributions 25 30 4 31 510
Payments for shares redeemed (46) (575) (47) (680)
Net increase (decrease)
(6) (77) 1 83
Class M
Proceeds from shares sold 7,360 98,647 5,198 78,157
Proceeds from reinvestment of distributions 2,768 34,702 3,333 53,846
Payments for shares redeemed (5,227) (69,087) (8,439) (126,299)
Net increase (decrease)
4,901 64,262 92 5,704
Class S
Proceeds from shares sold 9,993 131,512 19,756 300,003
Proceeds from reinvestment of distributions 11,607 145,725 16,519 267,758
Payments for shares redeemed (29,947) (397,054) (45,905) (684,599)
Net increase (decrease)
(8,347) (119,817) (9,630) (116,838)
Total increase (decrease)
(3,423) $ (55,271) (9,423) $ (109,233)

See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 13.31 .05 .92 .97 (.05) (.75)
October 31, 2022 17.88 .06 (3. 31 ) (3. 25 ) (.06) (1.26)
October 31, 2021 12.88 .0 2 5.02 5.0 4 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
Class C
April 30, 2023* 13.11 —
(Ɵ)
.90 .90 —
(Ɵ)
(.75)
October 31, 2022 17. 68 (.05) (3.26) (3.3 1 ) — (1.26)
October 31, 2021 12.80 ( .10 ) 4.9 9 4.8 9 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —
(Ɵ)
(.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
Class M
April 30, 2023* 13.32 .07 .92 .99 (.07) (.75)
October 31, 2022 17.9 0 .11 (3.31) (3. 20 ) (.12) (1.26)
October 31, 2021 12.88 . 08 5.04 5.1 2 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
Class S
April 30, 2023* 13.34 .07 .91 .98 (.06) (.75)
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 . 07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ ) (±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)(ɯ )( Δ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ )
%
Portfolio
Turnover Rate
( ǿ )
(.80) 13.48 7.74 11,674 1.40 1.13 .78 32
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.75) 13.26 7.34 5,285 2.15 1.88 .03 32
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.82) 13.49 7.93 597,902 1.15 .78 1.12 32
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.81) 13.51 7.86 2,445,063 1.15 .88 1.03 32
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,191,088
Administrative fees 120,948
Distribution fees 5,499
Shareholder servicing fees 1,067
Transfer agent fees 401,474
Trustee fees 24,534
$ 1,744,610
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 101,467 $ 382,150 $ 395,187 $ 10 $ 5 $ 88,445 $ 1,813 $ —
U.S. Cash Collateral Fund 7,792 40,307 48,099 — — — 64 —
$ 109,259 $ 422,457 $ 443,286 $ 10 $ 5 $ 88,445 $ 1,877 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,476,302,521 $ 678,590,226 $ (99,186,907) $ 579,403,319

U.S. Small Cap Equity Fund 59
Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 975.50 $ 1,017.90
Expenses Paid During Period* $ 6.81 $ 6.95
* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 972.10 $ 1,014.18
Expenses Paid During Period* $ 10.46 $ 10.69
* Expenses are equal to the Fund's annualized expense ratio of 2.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 977.30 $ 1,019.84
Expenses Paid During Period* $ 4.90 $ 5.01
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

60 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 977.40 $ 1,019.98
Expenses Paid During Period* $ 4.76 $ 4.86
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 976.80 $ 1,019.34
Expenses Paid During Period* $ 5.39 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 977.30 $ 1,020.13
Expenses Paid During Period* $ 4.61 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 61
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 12.4%
1-800-Flowers.com, Inc. Class A(Æ)(Û) 25,431 234
2U, Inc.(Æ) 42,183 234
Abercrombie & Fitch Co. Class A(Æ) 31,410 739
Academy Sports & Outdoors, Inc. 9,974 634
AerSale Corp.(Æ) 23,185 375
American Axle & Manufacturing Holdings,
Inc.(Æ)(Û) 39,000 279
American Outdoor Brands, Inc.(Æ) 1,386 12
American Public Education, Inc.(Æ) 57,428 327
America's Car-Mart, Inc.(Æ) 49,873 4,009
Atkore, Inc.(Æ) 5,548 701
Barnes & Noble Education, Inc.(Æ) 119,313 186
Beacon Roofing Supply, Inc.(Æ)(Û) 22,599 1,360
BJ's Restaurants, Inc.(Æ) 44,889 1,461
Bloomin' Brands, Inc. 23,936 593
BlueLinx Holdings, Inc.(Æ) 1,443 101
Boot Barn Holdings, Inc.(Æ) 80,676 5,847
Brunswick Corp. 21,402 1,815
Cadre Holdings, Inc.(Ñ) 70,020 1,475
Capri Holdings, Ltd.(Æ) 26,225 1,088
Carriage Services, Inc. Class A 3,539 102
Carrols Restaurant Group, Inc.(Æ) 83,543 322
Carter's, Inc. 11,590 809
Celestica, Inc.(Æ) 74,108 805
Century Communities, Inc. 8,443 569
Cheesecake Factory, Inc. (The) 12,954 436
Chegg, Inc.(Æ) 43,890 789
Children's Place, Inc. (The)(Æ) 11,855 351
Chuy's Holdings, Inc.(Æ) 6,774 236
Citi Trends, Inc.(Æ)(Û) 3,155 54
Clarus Corp. 114,460 1,114
Comtech Telecommunications Corp.(Û) 7,262 75
Cooper-Standard Holdings, Inc.(Æ) 5,900 79
Coty, Inc. Class A(Æ) 100,720 1,196
Coursera, Inc.(Æ) 29,507 367
Cracker Barrel Old Country Store, Inc. 7,022 745
Crocs, Inc.(Æ) 14,447 1,787
Curtiss-Wright Corp. 1,044 177
Dana Holding Corp.(Ð) 105,435 1,559
Deckers Outdoor Corp.(Æ)(Ð) 3,252 1,559
Designer Brands, Inc. Class A 100,794 825
Dillard's, Inc. Class A 3,580 1,068
Domino's Pizza, Inc. 652 207
Driven Brands, Inc.(Æ) 17,982 552
Enovix Corp.(Æ)(Û) 6,831 74
First Watch Restaurant Group, Inc.(Æ) 6,180 99
Foot Locker, Inc. 15,472 650
Freshpet, Inc.(Æ) 5,348 369
Genesco, Inc.(Æ) 6,161 214
Gentherm, Inc.(Æ) 6,872 410
G-III Apparel Group, Ltd.(Æ)(Û) 2,850 45
Gildan Activewear, Inc. Class A 27,826 907
GMS, Inc.(Æ)(Û) 20,652 1,199
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 113,370 1,210
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoPro, Inc. Class A(Æ) 165,437 708
Grand Canyon Education, Inc.(Æ)(Û) 13,775 1,635
Green Brick Partners, Inc.(Æ) 55,334 2,062
Hanesbrands, Inc. 53,939 283
HealthStream, Inc. 5,908 146
Hillenbrand, Inc. 12,635 576
Hilton Grand Vacations, Inc.(Æ) 10,380 444
Inter Parfums, Inc. 2,403 365
International Game Technology PLC 55,243 1,555
iRobot Corp.(Æ)(Ñ) 10,355 407
John Wiley & Sons, Inc. Class A 11,948 461
Johnson Outdoors, Inc. Class A 17,367 1,007
KB Home 13,907 609
Kohl's Corp.(Û) 47,798 1,053
Kontoor Brands, Inc. 9,147 413
Kura Sushi USA, Inc. Class A(Æ) 66,576 4,588
Landsea Homes Corp.(Æ) 103,755 685
Laureate Education, Inc. Class A 22,950 284
La-Z-Boy, Inc. 11,996 345
Lear Corp.(Ð) 10,919 1,394
Leonardo DRS, Inc.(Æ) 75,138 1,131
Levi Strauss & Co. Class A 33,866 490
M/I Homes, Inc.(Æ) 8,149 551
Malibu Boats, Inc. Class A(Æ) 4,721 268
Marine Products Corp. 110,613 1,523
MasterCraft Boat Holdings, Inc.(Æ) 7,119 208
Meritage Homes Corp. 5,555 711
Monro Muffler Brake, Inc. 51,221 2,504
Motorcar Parts of America, Inc.(Æ) 27,120 132
Movado Group, Inc. 11,457 294
Newell Rubbermaid, Inc. 140,407 1,706
Nu Skin Enterprises, Inc. Class A 12,718 502
ODP Corp. (The)(Æ) 9,435 408
On Holding AG Class A(Æ) 43,205 1,402
OneSpaWorld Holdings, Ltd.(Æ) 109,773 1,317
Overstock.com, Inc.(Æ) 17,882 364
Perdoceo Education Corp.(Æ) 22,927 298
PetMed Express, Inc. 14,656 225
PowerSchool Holdings, Inc. Class A(Æ) 25,933 541
QuinStreet, Inc.(Æ) 26,602 296
Red Rock Resorts, Inc. Class A 10,008 488
Reservoir Media, Inc.(Æ)(Ñ) 82,796 550
REV Group, Inc. 136,542 1,465
Rocky Brands, Inc. 38,596 1,128
Rover Group, Inc.(Æ)(Ñ) 81,411 369
Rush Enterprises, Inc. Class A 11,130 591
Ruth's Hospitality Group, Inc. 73,960 1,195
Scholastic Corp. 21,646 833
SeaWorld Entertainment, Inc.(Æ)(Û) 13,987 751
Shoe Carnival, Inc. 17,668 411
Signet Jewelers, Ltd.(Û) 15,887 1,169
Solo Brands, Inc. Class A(Æ) 83,633 668
Sportradar Holding AG Class A(Æ) 21,106 244
Steven Madden, Ltd. 51,306 1,798
Stitch Fix, Inc. Class A(Æ)(Ñ) 93,181 318
Stride, Inc.(Æ)(Û) 21,368 918
Target Hospitality Corp. Class A(Æ) 12,546 158

See accompanying notes which are an integral part of the financial statements.
62 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Roadhouse, Inc. Class A 46,099 5,099
Tilly's, Inc. Class A(Æ) 6,699 50
Toll Brothers, Inc.(Û) 13,435 859
Travel + Leisure Co.(Û) 25,019 957
Tri Pointe Homes, Inc.(Æ) 42,488 1,219
TripAdvisor, Inc.(Æ)(Ð)(Û) 43,052 763
Universal Electronics, Inc.(Æ) 36,081 363
Universal Technical Institute, Inc.(Æ)(Û) 12,260 87
Urban Outfitters, Inc.(Æ) 18,029 488
Vera Bradley, Inc.(Æ) 1,781 9
Visteon Corp.(Æ)(Ð) 1,348 189
Wabash National Corp.(Û) 13,246 340
Wingstop, Inc. 8,562 1,713
Wolverine World Wide, Inc. 26,441 443
Xponential Fitness, Inc. Class A(Æ) 52,968 1,752
Zillow Group, Inc. Class A(Æ)(Ð) 17,798 761
104,467
Consumer Staples - 4.6%
Alico, Inc. 27,863 656
Andersons, Inc. (The)(Ð) 8,345 373
BellRing Brands, Inc.(Æ) 9,346 336
Calavo Growers, Inc. 41,083 1,313
Cal-Maine Foods, Inc. 8,563 407
Celsius Holdings, Inc.(Æ) 26,281 2,512
Coca-Cola Bottling Co. 696 410
Dole PLC 32,609 402
elf Beauty, Inc.(Æ) 110,447 10,245
Energizer Holdings, Inc. - GDR 41,814 1,826
Fresh Market, Inc. (The)(Æ)(Š) 19,081 —
Grocery Outlet Holding Corp.(Æ) 85,354 2,542
Healthcare Services Group, Inc. 161,178 2,516
Herbalife Nutrition, Ltd.(Æ)(Ð) 29,788 443
Ingredion, Inc. 5,998 637
J&J Snack Foods Corp. 15,202 2,329
John B Sanfilippo & Son, Inc. 3,108 323
MGP Ingredients, Inc. 1,992 197
Nathan's Famous, Inc. 9,984 745
Natural Grocers by Vitamin Cottage, Inc. 39,816 430
Nomad Foods, Ltd.(Æ) 30,938 582
Post Holdings, Inc.(Æ) 2,837 257
Primo Water Corp. 33,079 502
Quanex Building Products Corp. 76,870 1,468
Sovos Brands, Inc.(Æ) 261,464 4,484
Sprouts Farmers Market, Inc.(Æ) 20,063 695
Turning Point Brands, Inc. 3,556 85
United Natural Foods, Inc.(Æ)(Ð)(Û) 5,840 159
Universal Corp. 5,370 295
USANA Health Sciences, Inc.(Æ)(Ð) 900 60
Vita Coco Co., Inc. (The)(Æ)(Ñ) 41,458 897
Vital Farms, Inc.(Æ) 13,471 173
Weis Markets, Inc. 4,512 372
38,671
Energy - 3.2%
Arch Resources, Inc. 7,642 934
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aris Water Solution, Inc. Class A 390,597 2,840
Centrus Energy Corp. Class A(Æ)(Û) 1,620 47
ChampionX Corp. 67,204 1,820
CVR Energy, Inc. 12,470 328
Delek US Holdings, Inc.(Ð) 141,535 3,078
Dril-Quip, Inc.(Æ) 30,355 828
Enviva, Inc. 11,384 245
Euro Manganese, Inc.(Æ) 922,000 150
Golar LNG, Ltd. 25,355 576
Green Plains, Inc.(Æ) 19,365 662
Helmerich & Payne, Inc. 12,904 428
HF Sinclair Corp.(Ð) 3,216 142
Matador Resources Co. 31,674 1,553
Matrix Service Co.(Æ) 28,820 137
Murphy Oil Corp. 19,576 719
Natural Gas Services Group, Inc.(Æ) 55,821 575
NexTier Oilfield Solutions, Inc.(Æ) 64,200 519
NOW, Inc.(Æ) 51,318 548
Par Pacific Holdings, Inc.(Æ) 24,538 575
Patterson-UTI Energy, Inc.(Û) 195,536 2,188
PBF Energy, Inc. Class A(Û) 32,753 1,142
ProFrac Holding Corp. Class A(Æ)(Û) 8,180 92
ProPetro Holding Corp.(Æ)(Û) 20,964 145
REX American Resources Corp.(Æ) 13,835 391
Select Energy Services, Inc. Class A 24,947 185
Sitio Royalties Corp. Class A(Ñ) 14,199 360
SM Energy Co. 51,228 1,438
Solaris Oilfield Infrastructure, Inc. Class A 213,824 1,642
Talon Metals Corp.(Æ) 1,304,000 327
TETRA Technologies, Inc.(Æ) 80,234 229
Valaris Ltd.(Æ) 2,665 160
Warrior Met Coal, Inc. 53,888 1,863
World Fuel Services Corp. 12,635 299
27,165
Financial Services - 18.9%
1st Source Corp. 10,965 457
Agree Realty Corp.(ö) 45,019 3,061
Air Lease Corp. Class A(Û) 41,174 1,656
Alpine Income Property Trust, Inc.(ö) 108,927 1,752
Ambac Financial Group, Inc.(Æ)(Û) 12,250 195
American Equity Investment Life Holding
Co. 28,002 1,079
Ameris Bancorp 10,748 360
Apple Hospitality REIT, Inc.(ö) 57,605 858
AssetMark Financial Holdings, Inc.(Æ) 7,579 233
Atlantic Union Bankshares Corp. 13,666 391
Axis Capital Holdings, Ltd. 32,727 1,850
Bank of Marin Bancorp 22,457 396
Bank of NT Butterfield & Son, Ltd. (The) 17,009 438
Banner Corp. 10,501 524
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 27,853 508
Blucora, Inc.(Æ) 40,570 1,029
BOK Financial Corp.(Ð)(Û) 1,049 88
Brighthouse Financial, Inc.(Æ) 19,015 841
Brixmor Property Group, Inc.(ö) 53,495 1,141

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 63
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Broadstone Net Lease, Inc.(ö) 53,333 862
Business First Bancshares, Inc. 109,077 1,682
Byline Bancorp, Inc. 47,087 911
Cadence Bank 80,686 1,632
Cambridge Bancorp 9,789 506
Camden Property Trust(Ð)(ö) 9,868 1,086
Capital Bancorp, Inc. 41,137 693
Capital City Bank Group, Inc. 34,259 1,044
Capitol Federal Financial, Inc. 98,488 611
Capstar Financial Holdings, Inc. 35,983 481
Cathay General Bancorp 12,591 401
Chatham Lodging Trust(ö) 7,568 78
City Holding Co. 4,820 440
Civista Bancshares, Inc. 63,856 1,013
CNO Financial Group, Inc. 49,016 1,100
Coastal Financial Corp.(Æ) 960 35
Cohen & Steers, Inc. 16,371 983
Columbia Banking System, Inc. 61,324 1,310
Comerica, Inc.(Ð) 31,364 1,360
Community Bank System, Inc. 9,667 483
Community Healthcare Trust, Inc.(ö) 62,890 2,251
Compass, Inc. Class A(Æ) 63,889 150
Corebridge Financial, Inc(Û) 4,904 83
Cousins Properties, Inc.(ö) 51,158 1,116
CTO Realty Growth, Inc.(ö)(Û) 118,963 2,003
Cullen/Frost Bankers, Inc.(Û) 2,142 236
Customers Bancorp, Inc.(Æ)(Û) 13,150 287
DiamondRock Hospitality Co.(ö)(Û) 43,846 356
Donegal Group, Inc. Class A(Û) 30,670 432
Douglas Elliman, Inc. 11,706 37
Dun & Bradstreet Holdings, Inc.(Ð) 30,150 337
Easterly Government Properties, Inc.(ö) 196,630 2,767
Emerald Holding, Inc.(Æ) 65,248 242
Employers Holdings, Inc. 821 33
Encore Capital Group, Inc.(Æ)(Û) 18,840 968
Enova International, Inc.(Æ)(Û) 9,892 435
Enterprise Financial Services Corp. 14,781 632
Equity Commonwealth(ö) 70,993 1,471
Esquire Financial Holdings, Inc. 16,651 644
Essent Group, Ltd. 39,023 1,657
Essential Properties Realty Trust, Inc.(ö) 14,757 365
Evercore, Inc. Class A 11,906 1,358
Everest Re Group, Ltd.(Ð) 413 156
EZCORP, Inc. Class A(Æ)(Û) 171,475 1,476
Federal Agricultural Mortgage Corp. Class
C 2,643 352
Federated Hermes, Inc. Class B 15,590 645
First American Financial Corp. 30,643 1,765
First BanCorp 80,142 942
First Commonwealth Financial Corp. 52,993 661
First Financial Bankshares, Inc. 18,114 530
First Financial Corp. 13,352 461
First Foundation, Inc. 2,268 14
First Interstate BancSystem, Inc. Class A 57,300 1,466
First Merchants Corp. 36,000 1,051
First Mid Bancshares, Inc. 28,978 764
Five Star Bancorp 6,925 147
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Four Corners Property Trust, Inc.(ö) 32,847 838
Fulton Financial Corp. 30,819 368
GCM Grosvenor, Inc. Class A 61,243 494
GEO Group, Inc. (The)(Æ)(Ñ) 47,623 359
German American Bancorp, Inc. 30,213 878
Getty Realty Corp.(ö) 22,904 763
Glacier Bancorp, Inc. 40,413 1,343
Guaranty Bancshares, Inc. 30,326 731
Hamilton Lane, Inc. Class A 5,126 378
Hancock Holding Co. 12,764 466
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 46,562 1,321
Hanover Insurance Group, Inc. (The) 2,855 341
HarborOne Bancorp, Inc. 62,333 670
HCI Group, Inc.(Û) 2,786 141
Heritage Financial Corp. 51,232 902
Hersha Hospitality Trust Class A(ö) 7,998 50
Highwoods Properties, Inc.(ö)(Û) 13,523 310
Hilltop Holdings, Inc. 16,642 516
Home BancShares, Inc. 110,305 2,401
HomeStreet, Inc.(Û) 46,403 453
HomeTrust Bancshares, Inc. 1,262 26
Horace Mann Educators Corp. 46,158 1,444
Houlihan Lokey, Inc. Class A 5,986 547
Howard Hughes Corp. (The)(Æ)(Û) 4,086 316
Independent Bank Corp. 15,749 551
Innovative Industrial Properties, Inc.(ö) 5,480 376
Interactive Brokers Group, Inc. Class A 3,304 257
International Bancshares Corp. 12,219 521
International Money Express, Inc.(Æ) 99,658 2,569
Investar Holding Corp. 44,144 592
Investors Title Co. 1,281 191
Jackson Financial, Inc. Class A 45,085 1,624
James River Group Holdings, Ltd. 38,967 759
Kemper Corp. 24,065 1,171
Kinsale Capital Group, Inc. 5,194 1,697
Legalzoom.com, Inc.(Æ) 59,387 557
LendingClub Corp.(Æ) 4,643 33
LendingTree, Inc.(Æ)(Û) 8,206 196
Lincoln National Corp.(Û) 45,839 996
Live Oak Bancshares, Inc. 16,610 391
LiveRamp Holdings, Inc.(Æ) 23,958 577
LPL Financial Holdings, Inc. 7,460 1,558
Medifast, Inc. 6,059 555
Merchants Bancorp 17,721 411
Mercury General Corp. 9,620 293
Meta Financial Group, Inc. 8,044 358
Metropolitan Bank Holding Corp.(Æ)(Ñ) 48,005 1,541
Moelis & Co. Class A 12,753 483
Mr. Cooper Group, Inc.(Æ) 12,835 594
MVB Financial Corp. 19,509 356
National Bank Holdings Corp. Class A 82,454 2,622
Navient Corp. 77,155 1,276
NETSTREIT Corp.(ö) 190,515 3,471
Newmark Group, Inc. Class A 85,266 541
NMI Holdings, Inc. Class A(Æ) 65,349 1,529
Northeast Bank 24,152 890

See accompanying notes which are an integral part of the financial statements.
64 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrim BanCorp, Inc. 275 10
Old National Bancorp 86,536 1,160
Old Second Bancorp, Inc. 88,636 1,089
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 78,643 1,310
Palomar Holdings, Inc.(Æ)(Û) 5,165 260
Park Hotels & Resorts, Inc.(ö) 50,817 612
Peapack-Gladstone Financial Corp. 4,581 122
Perella Weinberg Partners 188,948 1,493
Piedmont Office Realty Trust, Inc. Class
A(ö) 2,401 16
Plymouth Industrial REIT, Inc.(ö) 72,098 1,459
Popular, Inc. 15,818 949
PRA Group, Inc.(Æ) 17,934 651
Preferred Bank 6,609 318
Premier Financial Corp. 64,432 1,070
ProAssurance Corp. 10,639 191
Radian Group, Inc. 25,510 619
Red River Bancshares, Inc. 9,763 449
Redfin Corp.(Æ) 46,222 344
Regional Management Corp. 755 20
Reinsurance Group of America, Inc. Class A 12,989 1,849
RenaissanceRe Holdings, Ltd. 8,645 1,862
Renasant Corp. 15,284 430
Riverview Bancorp, Inc. 92,938 476
RLI Corp. 6,496 903
RLJ Lodging Trust(ö)(Û) 53,680 542
RMR Group, Inc. (The) Class A 15,884 377
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Ð)(Û) 26,221 1,071
Ryman Hospitality Properties, Inc.(ö) 17,393 1,559
Safety Insurance Group, Inc. 5,322 389
Sandy Spring Bancorp, Inc. 65,191 1,466
Seacoast Banking Corp. of Florida 25,316 562
Selective Insurance Group, Inc. 7,182 692
Shift4 Payments, Inc. Class A(Æ)(Û) 11,830 802
Silvercrest Asset Management Group, Inc.
Class A 20,256 379
Simmons First National Corp. Class A 18,347 307
Skyward Specialty Insurance Group, Inc.
(Æ) 22,306 477
SLM Corp. 59,749 897
SouthState Corp. 9,733 671
SP Plus Corp.(Æ) 16,479 563
Sprott, Inc.(Ñ) 7,520 271
STAG Industrial, Inc.(ö) 86,443 2,928
Stewart Information Services Corp. 52,285 2,178
StoneX Group, Inc.(Æ) 2,121 208
Summit Hotel Properties, Inc.(ö) 112,063 722
Sunstone Hotel Investors, Inc.(ö) 13,484 129
Synovus Financial Corp. 8,570 264
Terreno Realty Corp.(ö) 7,509 463
Territorial Bancorp, Inc. 33,668 564
Texas Capital Bancshares, Inc.(Æ) 26,852 1,349
Tiptree, Inc. Class A 83,166 1,145
Towne Bank 22,041 522
TPG, Inc.(Û) 5,260 152
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TriCo Bancshares 9,498 340
Triumph Bancorp, Inc. 48,711 2,531
UMB Financial Corp. 6,184 393
UMH Properties, Inc.(ö) 102,114 1,552
United Bankshares, Inc. 17,730 587
United Community Banks, Inc. 18,585 463
United Fire Group, Inc.(Û) 1,869 50
Universal Insurance Holdings, Inc. 11,772 182
Valley National Bancorp 128,665 1,207
Veritex Holdings, Inc. 4,040 70
Walker & Dunlop, Inc. 4,305 290
Webster Financial Corp. 13,607 508
Westamerica BanCorp 19,467 789
Westwood Holdings Group, Inc. 101,222 1,242
William Penn Bancorp 82,081 850
Xenia Hotels & Resorts, Inc.(ö) 25,292 320
Zions Bancorp NA(Û) 26,253 731
158,866
Health Care - 17.4%
2seventy bio, Inc.(Æ) 16,456 157
Acadia Pharmaceuticals, Inc.(Æ)(Û) 47,206 1,007
Accolade, Inc.(Æ)(Û) 17,249 233
Accuray, Inc.(Æ) 20,541 69
Adaptive Biotechnologies Corp.(Æ)(Û) 39,094 279
Adicet Bio, Inc.(Æ) 35,175 205
Agios Pharmaceuticals, Inc.(Æ) 22,086 505
Akebia Therapeutics, Inc.(Æ) 79,675 72
Alector, Inc.(Æ) 27,812 184
Alignment Healthcare, Inc.(Æ)(Û) 17,234 108
Alkermes PLC(Æ) 8,340 238
Allscripts Healthcare Solutions, Inc.(Æ)(Û) 101,134 1,263
Alphatec Holdings, Inc.(Æ) 117,350 1,695
Amedisys, Inc.(Æ) 15,644 1,256
Amneal Pharmaceuticals, Inc.(Æ) 45,843 88
Amphastar Pharmaceuticals, Inc.(Æ) 12,750 456
AnaptysBio, Inc.(Æ)(Û) 6,705 140
AngioDynamics, Inc.(Æ) 11,443 95
ANI Pharmaceuticals, Inc.(Æ)(Û) 41,855 1,579
Apellis Pharmaceuticals, Inc.(Æ) 33,865 2,825
Arcellx, Inc.(Æ) 24,838 1,060
Arcus Biosciences, Inc.(Æ) 6,803 121
Argenx SE - ADR(Æ) 3,510 1,361
Arrowhead Pharmaceuticals, Inc.(Æ) 53,793 1,905
Arvinas, Inc.(Æ) 10,692 280
Ascendis Pharma A/S - ADR(Æ) 17,573 1,229
Avanos Medical, Inc.(Æ) 25,688 759
Avid Bioservices, Inc.(Æ) 298,197 5,382
Axogen, Inc.(Æ) 6,355 57
Beam Therapeutics, Inc.(Æ) 27,741 852
BioCryst Pharmaceuticals, Inc.(Æ)(Û) 54,113 412
Biohaven, Ltd.(Æ) 10,280 134
BioLife Solutions, Inc.(Æ) 112,350 1,973
Bluebird Bio, Inc.(Æ)(Û) 42,662 186
Blueprint Medicines Corp.(Æ) 16,026 818
C4 Therapeutics, Inc.(Æ)(Û) 18,639 56
Cara Therapeutics, Inc.(Æ) 13,430 56

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 65
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CareDx, Inc.(Æ)(Û) 21,574 175
Catalyst Pharmaceuticals, Inc.(Æ) 39,295 626
Chemed Corp. 1,449 799
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Coherus Biosciences, Inc.(Æ)(Û) 41,398 299
Computer Programs & Systems, Inc.(Æ) 22,051 571
CONMED Corp. 25,316 3,179
CorVel Corp.(Æ) 1,644 332
Cytokinetics, Inc.(Æ) 65,219 2,439
CytomX Therapeutics, Inc.(Æ)(Û) 20,719 34
DaVita HealthCare Partners, Inc.(Æ) 17,580 1,589
Deciphera Pharmaceuticals, Inc.(Æ) 13,926 198
Denali Therapeutics, Inc.(Æ) 31,331 778
Dyne Therapeutics, Inc.(Æ)(Û) 12,130 126
Emergent BioSolutions, Inc.(Æ)(Û) 31,050 274
Enanta Pharmaceuticals, Inc.(Æ)(Û) 11,012 391
Encompass Health Corp. 15,265 979
Enovis Corp. Class W(Æ) 19,365 1,128
Ensign Group, Inc. (The) 5,513 535
EQRx, Inc.(Æ) 47,736 80
Esperion Therapeutics, Inc.(Æ)(Û) 7,400 10
Exelixis, Inc.(Æ) 72,289 1,323
Fate Therapeutics, Inc.(Æ)(Û) 32,600 198
FibroGen, Inc.(Æ)(Û) 29,067 498
Fulgent Genetics, Inc.(Æ) 22,686 671
GoodRx Holdings, Inc. Class A(Æ)(Û) 23,155 108
Guardant Health, Inc.(Æ) 23,700 535
Haemonetics Corp.(Æ) 6,124 513
Halozyme Therapeutics, Inc.(Æ) 47,634 1,530
Harmony Biosciences Holdings, Inc.(Æ)(Û) 9,054 292
Harrow Health, Inc.(Æ) 13,111 331
Health Catalyst, Inc.(Æ) 26,956 340
Hims & Hers Health, Inc.(Æ) 72,246 837
Homology Medicines, Inc.(Æ)(Û) 6,277 6
IDEAYA Biosciences, Inc.(Æ)(Û) 1,700 31
Inari Medical, Inc.(Æ) 9,652 641
InfuSystem Holdings, Inc.(Æ) 215,140 2,016
Inhibrx, Inc.(Æ) 118,413 2,487
Innoviva, Inc.(Æ) 171,863 2,016
Inogen, Inc.(Æ)(Û) 30,042 400
Inspire Medical Systems, Inc.(Æ) 8,517 2,279
Integer Holdings Corp.(Æ) 7,134 587
Intellia Therapeutics, Inc.(Æ) 29,895 1,129
Intercept Pharmaceuticals, Inc.(Æ) 15,653 271
Ionis Pharmaceuticals, Inc.(Æ)(Û) 4,784 169
Iovance Biotherapeutics, Inc.(Æ) 41,398 233
iRadimed Corp. 91,122 3,793
iRhythm Technologies, Inc.(Æ) 2,392 314
iTeos Therapeutics, Inc.(Æ) 8,015 110
Joint Corp. (The)(Æ) 28,843 455
Karuna Therapeutics, Inc.(Æ) 1,286 255
Karyopharm Therapeutics, Inc.(Æ) 40,857 146
Keros Therapeutics, Inc.(Æ) 17,497 776
Kezar Life Sciences, Inc.(Æ) 57,644 140
Krystal Biotech, Inc.(Æ) 5,398 453
Kura Oncology, Inc.(Æ) 35,759 348
Kymera Therapeutics, Inc.(Æ) 8,433 266
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landec Corp.(Æ)(Ñ) 90,652 385
Lantheus Holdings, Inc.(Æ) 11,288 965
Legend Biotech Corp. - ADR(Æ) 24,779 1,703
LeMaitre Vascular, Inc. 123,062 6,645
Ligand Pharmaceuticals, Inc. Class B(Æ)(Û) 8,704 665
LivaNova PLC(Æ) 17,004 815
Lyell Immunopharma, Inc.(Æ) 30,800 63
MEDNAX, Inc.(Æ)(Û) 80,069 1,147
Medpace Holdings, Inc.(Æ) 14,093 2,821
MeiraGTx Holdings PLC(Æ) 28,388 152
Merit Medical Systems, Inc.(Æ) 11,720 953
Mirati Therapeutics, Inc.(Æ)(Û) 13,581 602
NanoString Technologies, Inc.(Æ)(Û) 17,242 169
Natera, Inc.(Æ) 6,431 326
National HealthCare Corp. 9,196 533
National Research Corp. Class A 5,980 260
Nektar Therapeutics(Æ) 48,961 37
Neogen Corp.(Æ) 30,724 529
Neurocrine Biosciences, Inc.(Æ) 22,106 2,234
Nevro Corp.(Æ) 8,670 254
NGM Biopharmaceuticals, Inc.(Æ)(Û) 21,235 96
Nurix Therapeutics, Inc.(Æ)(Û) 15,819 152
NuVasive, Inc.(Æ) 5,066 218
Oranogenesis Holdings, Inc.(Æ) 22,128 45
OraSure Technologies, Inc.(Æ) 32,502 221
Organon & Co.(Û) 58,947 1,452
Orthofix Medical, Inc.(Æ)(Û) 45,426 855
Ovid Therapeutics, Inc.(Æ) 119,346 427
Owens & Minor, Inc.(Æ)(Û) 46,245 719
Pacira BioSciences, Inc.(Æ) 17,297 784
Paragon 28, Inc.(Æ) 47,773 880
Patterson Cos., Inc. 5,480 149
Pennpant Group, Inc. (The)(Æ) 55,087 764
Penumbra, Inc.(Æ) 4,414 1,254
Perrigo Co. PLC 65,137 2,422
Personalis, Inc.(Æ) 9,657 22
PetIQ, Inc.(Æ) 46,617 550
Phreesia, Inc.(Æ) 14,758 467
Pliant Therapeutics, Inc.(Æ) 23,703 670
Prestige Brands Holdings, Inc.(Æ) 12,070 743
Privia Health Group, Inc.(Æ) 8,887 246
Progenics Pharmaceuticals, Inc.(Æ)(Š) 15,095 —
Prometheus Biosciences, Inc.(Æ) 18,720 3,631
Protagonist Therapeutics, Inc.(Æ) 15,610 353
PTC Therapeutics, Inc.(Æ) 39,492 2,178
Pulmonx Corp.(Æ)(Û) 18,754 220
Quanterix Corp.(Æ)(Û) 8,793 111
Quipt Home Medical Corp.(Æ) 147,385 883
Radius Health, Inc.(Æ)(Š) 85,858 7
Recursion Pharmaceuticals, Inc. Class A(Æ) 34,631 165
REGENXBIO, Inc.(Æ)(Û) 16,120 312
Repligen Corp.(Æ) 10,793 1,637
Revance Therapeutics, Inc.(Æ) 8,465 269
Rigel Pharmaceuticals, Inc.(Æ) 79,511 90
Rocket Pharmaceuticals, Inc.(Æ) 177,077 3,173
RxSight, Inc.(Æ) 40,298 721
Sangamo BioSciences, Inc.(Æ) 42,651 63

See accompanying notes which are an integral part of the financial statements.
66 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sarepta Therapeutics, Inc.(Æ)(Û) 9,594 1,178
Schrodinger, Inc.(Æ) 45,994 1,358
Science 37 Holdings, Inc.(Æ) 1,374,950 390
Select Medical Holdings Corp. 18,012 549
Selecta Biosciences, Inc.(Æ) 22,625 27
Semler Scientific, Inc.(Æ) 2,267 64
Sharecare, Inc.(Æ) 268,677 414
ShockWave Medical, Inc.(Æ) 4,989 1,448
Silverback Therapeutics, Inc.(Æ) 2,096 14
SpringWorks Therapeutics, Inc.(Æ) 30,485 713
STAAR Surgical Co.(Æ) 6,628 467
Supernus Pharmaceuticals, Inc.(Æ) 8,467 312
Surmodics, Inc.(Æ) 24,106 555
Sutro Biopharma, Inc.(Æ) 8,746 37
Syneos Health, Inc. Class A(Æ) 29,687 1,166
Tabula Rasa HealthCare, Inc.(Æ) 3,122 17
Tactile Systems Technology, Inc.(Æ) 29,257 533
Talkspace, Inc.(Æ) 575,425 460
Tandem Diabetes Care, Inc.(Æ)(Û) 6,920 274
Tela Bio, Inc.(Æ) 17,861 168
Tenet Healthcare Corp.(Æ)(Ð) 27,744 2,034
Theravance Biopharma, Inc.(Æ) 17,173 186
TransMedics Group, Inc.(Æ) 19,110 1,512
Travere Therapeutics, Inc.(Æ)(Û) 29,776 642
Treace Medical Concepts, Inc.(Æ) 69,868 1,711
Ultragenyx Pharmaceutical, Inc.(Æ)(Û) 26,690 1,166
United Therapeutics Corp.(Æ) 9,663 2,224
US Physical Therapy, Inc. 3,808 405
Utah Medical Products, Inc. 27,419 2,600
Vanda Pharmaceuticals, Inc.(Æ) 14,261 88
Ventyx Biosciences, Inc.(Æ) 13,948 524
Viad Corp.(Æ)(Û) 3,218 61
Viemed Healthcare, Inc.(Æ) 61,849 671
Viridian Therapeutics, Inc.(Æ) 26,117 732
Xencor, Inc.(Æ) 38,997 1,031
Xenon Pharmaceuticals, Inc.(Æ) 32,966 1,328
Y-mAbs Therapeutics, Inc.(Æ) 4,200 25
Zai Lab, Ltd. - ADR(Æ) 20,846 729
Zentalis Pharmaceuticals, Inc.(Æ) 25,824 569
Zinvie, Inc.(Æ) 9,554 79
146,853
Materials and Processing - 7.6%
AAON, Inc. 8,016 786
AdvanSix, Inc. 2,631 99
Allegheny Technologies, Inc.(Æ) 29,365 1,134
Alpha Metallurgical Resources, Inc. 888 130
American Vanguard Corp. 22,314 430
Apogee Enterprises, Inc. 7,971 339
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 57,425 234
Arizona Sonoran Copper Co., Inc.(Æ) 302,058 386
Avient Corp. 48,985 1,886
Axalta Coating Systems, Ltd.(Æ) 27,156 857
AZEK Co., Inc. (The)(Æ) 33,232 902
Balchem Corp. 7,654 1,006
Boise Cascade Co. 15,046 1,028
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BrightView Holdings, Inc.(Æ)(Û) 30,883 171
Broadwind Energy, Inc.(Æ) 72,605 360
Cabot Corp. 7,693 552
Capstone Copper Corp.(Æ) 123,599 581
Carpenter Technology Corp. 36,176 1,908
Chemours Co. (The)(Û) 4,204 122
Clearwater Paper Corp.(Æ) 3,961 143
Codexis, Inc.(Æ) 29,789 117
Commercial Metals Co. 21,117 986
Compass Minerals International, Inc.(Û) 13,051 427
Constellium SE(Æ) 33,965 504
E3 Lithium, Ltd.(Æ)(Ñ) 190,093 369
Ecovyst, Inc.(Æ) 185,995 2,111
Enerpac Tool Group Corp. 11,220 267
ERO Copper Corp.(Æ) 14,346 282
Hecla Mining Co. 102,452 620
Horizonte Minerals PLC(Æ)(Ñ) 275,382 488
Huntsman Corp.(Ð) 48,343 1,295
Interface, Inc. Class A 5,900 46
JELD-WEN Holding, Inc.(Æ)(Û) 49,323 630
Kaiser Aluminum Corp. 61,426 4,037
Kronos Worldwide, Inc. 1,359 13
Livent Corp.(Æ) 13,464 294
Louisiana-Pacific Corp. 22,869 1,366
Matthews International Corp. Class A 18,902 716
MDU Resources Group, Inc. 30,027 877
MP Materials Corp.(Æ)(Û) 13,039 283
MRC Global, Inc.(Æ) 50,158 489
Northwest Pipe Co.(Æ) 30,619 843
Nouveau Monde Graphite, Inc.(Æ) 68,761 275
NOVAGOLD Resources, Inc.(Æ) 63,807 347
O-I Glass, Inc. Class I(Æ) 35,738 803
Oil-Dri Corp. of America 14,189 601
Olympic Steel, Inc.(Û) 17,057 794
Orion Engineered Carbons SA 19,052 461
Perimeter Solutions SA(Æ) 28,720 215
PGT Innovations, Inc.(Æ) 16,019 411
Piedmont Lithium, Inc.(Æ) 9,477 545
Quaker Chemical Corp. 3,981 743
Rayonier Advanced Materials, Inc.(Æ)(Û) 25,594 139
Resideo Technologies, Inc.(Æ) 32,576 580
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 599
Royal Gold, Inc. 8,721 1,155
ScanSource, Inc.(Æ) 4,177 114
Schnitzer Steel Industries, Inc. Class A 60,324 1,743
Schweitzer-Mauduit International, Inc. 136,165 2,638
SiteOne Landscape Supply, Inc.(Æ) 11,342 1,676
SmartRent, Inc.(Æ)(Ñ) 145,925 376
Sonoco Products Co. 19,110 1,158
Stelco Holdings, Inc. 7,845 274
Summit Materials, Inc. Class A(Æ) 15,518 425
Sylvamo Corp.(Û) 8,722 400
Tecnoglass, Inc. 56,024 2,457
TimkenSteel Corp.(Æ) 55,645 932
Trinseo PLC 93,106 1,687
Tronox Holdings PLC Class A 194,187 2,658

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 67
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UFP Technologies, Inc.(Æ) 39,728 5,476
Unifi, Inc.(Æ) 60,721 533
United States Lime & Minerals, Inc. 1,519 244
Univar Solutions, Inc. - ADR(Æ) 34,130 1,212
Universal Stainless & Alloy Products, Inc.
(Æ) 38,494 365
Valvoline, Inc. 28,351 980
Veritiv Corp. 4,787 550
Worthington Industries, Inc. 8,832 525
64,253
Producer Durables - 17.6%
Aaron's Co., Inc. (The) 11,166 149
ABM Industries, Inc. 14,636 623
Adient PLC(Æ)(Ð)(Û) 21,524 795
AECOM 17,167 1,426
AGCO Corp. 11,847 1,468
Allied Motion Technologies, Inc. 68,717 2,365
Allison Transmission Holdings, Inc. Class
A(Û) 11,381 555
Alta Equipment Group, Inc. 7,339 104
AMN Healthcare Services, Inc.(Æ) 5,861 506
Applied Industrial Technologies, Inc. 10,100 1,370
ArcBest Corp. 20,736 1,957
Arcosa, Inc. 19,345 1,307
Ardmore Shipping Corp. 75,574 1,110
Argan, Inc. 40,698 1,637
ASGN, Inc.(Æ) 7,903 566
Astec Industries, Inc. 9,583 396
Axon Enterprise, Inc.(Æ) 7,952 1,676
Badger Meter, Inc. 3,532 467
Barnes Group, Inc. 43,774 1,840
Barrett Business Services, Inc. 1,780 149
Bloom Energy Corp. Class A(Æ) 24,644 410
Bowlero Corp.(Æ)(Ñ) 22,199 325
Bowman Consulting Group, Ltd.(Æ) 21,628 645
Brady Corp. Class A 9,683 494
Bristow Group, Inc.(Æ) 1,082 24
Brookfield Infrastructure Corp. Class A 11,386 485
BWX Technologies, Inc. 19,739 1,275
Casella Waste Systems, Inc. Class A(Æ) 34,013 3,027
CBIZ, Inc.(Æ) 19,303 1,017
CECO Environmental Corp.(Æ) 51,844 602
CH Robinson Worldwide, Inc.(Û) 5,406 545
Chart Industries, Inc.(Æ) 4,089 544
Comfort Systems USA, Inc. 3,162 473
CompoSecure, Inc.(Æ)(Ñ) 82,672 620
Covenant Logistics Group, Inc. Class A 3,988 157
Cross Country Healthcare, Inc.(Æ)(Û) 43,241 950
Daseke, Inc.(Æ) 6,492 53
Deluxe Corp. 129,841 1,967
DHT Holdings, Inc. 96,355 914
Dorian LPG, Ltd. 3,420 76
Douglas Dynamics, Inc. 1,067 31
Dycom Industries, Inc.(Æ)(Û) 11,780 1,091
Eagle Bulk Shipping, Inc. 25,549 1,143
Element Solutions, Inc. 81,721 1,483
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EMCOR Group, Inc. 4,811 823
Encore Wire Corp.(Û) 7,680 1,201
Energy Recovery, Inc.(Æ)(Û) 25,375 572
EnerSys 30,841 2,559
Ennis, Inc. 17,020 331
EVERTEC, Inc. 12,633 438
ExlService Holdings, Inc.(Æ) 7,588 1,354
Exponent, Inc. 5,910 544
FARO Technologies, Inc.(Æ)(Û) 3,400 79
Federal Signal Corp. 16,169 831
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
First Advantage Corp.(Æ) 31,585 406
Flowserve Corp. 91,007 3,039
Fluor Corp.(Æ)(Û) 51,585 1,499
Fox Factory Holding Corp.(Æ) 5,764 639
Franklin Electric Co., Inc. 5,897 528
Frontdoor, Inc.(Æ) 14,922 408
Frontier Group Holdings, Inc.(Æ) 35,618 338
Genco Shipping & Trading, Ltd. 36,866 568
Gentex Corp. 30,497 841
Green Dot Corp. Class A(Æ) 20,046 345
Hackett Group, Inc. (The) 3,732 69
HealthEquity, Inc.(Æ) 9,620 514
Heartland Express, Inc. 22,664 328
Heidrick & Struggles International, Inc. 4,553 114
Heritage-Crystal Clean, Inc.(Æ) 5,390 188
Hertz Global Holdings, Inc. Class W 9,174 918
Hillman Solutions Corp.(Æ) 57,557 484
HNI Corp. 11,110 289
Hub Group, Inc. Class A(Æ) 6,826 515
Hyster-Yale Materials Handling, Inc. 2,286 120
I3 Verticals, Inc. Class A(Æ) 178,941 4,160
ICF International, Inc. 8,716 994
indie Semiconductor, Inc. Class A(Æ)(Ñ) 55,149 417
Insperity, Inc.(Ð) 8,019 982
Integrated Electrical Services, Inc.(Æ) 4,594 198
Kadant, Inc. 1,971 366
Kaman Corp. Class A(Û) 86,988 1,920
Kennametal, Inc. 21,608 561
Kforce, Inc. 4,228 250
Kimball International, Inc. Class B 78,680 969
Kirby Corp.(Æ) 10,118 727
Knight-Swift Transportation Holdings, Inc. 10,172 573
Korn & Ferry International 11,511 553
Lamb Weston Holdings, Inc.(Ð) 5,002 559
Landstar System, Inc.(Ð) 8,858 1,559
Lindsay Corp. 2,318 280
Luxfer Holdings PLC - ADR 82,437 1,257
Magnite, Inc.(Æ) 30,802 290
Manitowoc Co., Inc. (The)(Æ) 48,200 737
ManpowerGroup, Inc.(Ð) 13,208 1,000
Marten Transport, Ltd. 16,324 330
Matson, Inc. 23,950 1,629
McGrath RentCorp 6,625 589
Mercury Systems, Inc.(Æ) 40,848 1,947
Mesa Laboratories, Inc. 23,328 3,884

See accompanying notes which are an integral part of the financial statements.
68 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Methode Electronics, Inc. 49,402 2,025
MillerKnoll, Inc. 103,251 1,756
Mirion Technologies, Inc.(Æ) 67,382 546
Mitek Systems, Inc.(Æ) 223,628 2,017
Mueller Industries, Inc. 8,701 625
Murphy USA, Inc.(Ð) 6,220 1,712
MYR Group, Inc.(Æ) 5,168 661
National Instruments Corp. 17,256 1,005
Neo Performance Materials, Inc. 38,663 256
NEXTracker, Inc. Class A(Æ) 2,477 78
NV5 Global, Inc.(Æ) 1,872 177
Orion Group Holdings, Inc.(Æ) 219,138 522
Oshkosh Corp.(Û) 16,678 1,276
PAM Transportation Services, Inc.(Æ) 1,028 23
Paysafe, Ltd.(Æ) 13,041 187
Pitney Bowes, Inc. 1,481 5
Preformed Line Products Co. 1,849 230
Primoris Services Corp. 105,500 2,669
PROG Holdings, Inc.(Æ) 24,167 731
Proto Labs, Inc.(Æ) 27,408 789
Quotient Technology, Inc.(Æ) 26,675 75
Radiant Logistics, Inc.(Æ) 174,981 1,155
Ranpak Holdings Corp.(Æ) 106,326 434
Remitly Global, Inc.(Æ) 27,078 455
Repay Holdings Corp.(Æ) 326,430 2,047
Resources Connection, Inc. 22,380 327
Ryerson Holding Corp. 6,010 227
Saia, Inc.(Æ) 9,799 2,918
Schneider National, Inc. Class B(Ð) 15,248 399
Scorpio Tankers, Inc. 25,209 1,317
Sight Sciences, Inc.(Æ) 80,017 774
Skyline Champion Corp.(Æ) 43,011 3,190
Sleep Number Corp.(Æ) 1,882 42
Smith & Wesson Brands, Inc. 157,935 1,898
Southwest Gas Holdings, Inc. 12,243 686
Spirit Airlines, Inc. 21,120 361
Stagwell, Inc.(Æ)(Ð)(Û) 12,764 79
Star Bulk Carriers Corp.(Ñ) 27,671 584
Steelcase, Inc. Class A 23,389 187
Stericycle, Inc.(Æ) 6,238 285
Sterling Construction Co., Inc.(Æ) 27,039 998
Stoneridge, Inc.(Æ)(Û) 106,545 2,006
Sun Country Airlines Holdings, Inc.(Æ) 25,070 495
Teekay Tankers, Ltd. Class A 33,650 1,363
Tennant Co. 34,292 2,621
Terex Corp. 21,293 949
Textron, Inc. 10,505 703
Thermon Group Holdings, Inc.(Æ) 20,988 436
Titan International, Inc.(Æ) 16,960 166
Titan Machinery, Inc.(Æ) 11,641 365
TopBuild Corp.(Æ) 5,495 1,239
TravelCenters of America LLC(Æ) 7,488 645
TreeHouse Foods, Inc.(Æ) 32,002 1,704
TriNet Group, Inc.(Æ)(Ð) 16,954 1,573
Triton International, Ltd. 7,855 649
TrueBlue, Inc.(Æ) 7,705 117
Tutor Perini Corp.(Æ) 85,464 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UFP Industries, Inc. 7,560 594
UniFirst Corp. 2,379 389
Vectrus, Inc.(Æ) 15,499 670
Vertiv Holdings Co. 54,297 810
Vicor Corp.(Æ) 7,997 344
Watts Water Technologies, Inc. Class A 3,550 574
Werner Enterprises, Inc. 13,525 611
WNS Holdings, Ltd. - ADR(Æ) 44,854 4,045
Xerox Holdings Corp. 113,735 1,782
XPO Logistics, Inc.(Æ) 16,595 733
ZipRecruiter, Inc. Class A(Æ)(Ð)(Û) 6,200 105
148,299
Technology - 12.5%
8x8, Inc.(Æ)(Û) 63,239 182
A10 Networks, Inc. 95,803 1,355
ACM Research, Inc. Class A(Æ) 21,226 198
ACV Auctions, Inc. Class A(Æ) 17,927 234
Adeia, Inc.(Û) 13,594 104
Agilysys, Inc.(Æ) 12,136 947
Akamai Technologies, Inc.(Æ) 7,330 88
Alight, Inc. Class A(Æ) 57,755 534
Ambarella, Inc.(Æ) 22,228 1,378
American Software, Inc. Class A 320,473 3,826
Amkor Technology, Inc. 17,802 398
Appfolio, Inc. Class A(Æ) 8,690 1,213
Arlo Technologies, Inc.(Æ) 41,176 265
Augmedix, Inc.(Æ) 225,486 679
Avid Technology, Inc.(Æ) 13,370 395
Axcelis Technologies, Inc.(Æ)(Ð) 12,955 1,533
Bandwidth, Inc. Class A(Æ)(Û) 9,711 118
Bel Fuse, Inc. Class B 29,170 1,185
Benchmark Electronics, Inc. 14,844 317
Blend Labs, Inc. Class A(Æ)(Û) 2,900 2
Box, Inc. Class A(Æ)(Ð)(Û) 42,849 1,134
Brightcove, Inc.(Æ)(Û) 3,380 14
CalAmp Corp.(Æ) 13,849 35
Calix, Inc.(Æ) 10,028 458
Cambium Networks Corp.(Æ) 3,334 50
Cardlytics, Inc.(Æ) 8,100 53
Cars.com, Inc.(Æ) 37,264 729
Cerence, Inc.(Æ) 11,900 304
CEVA, Inc.(Æ)(Û) 2,140 54
CI&T, Inc. Class A(Æ) 186,950 737
Cirrus Logic, Inc.(Æ)(Ð)(Û) 15,194 1,303
Cohu, Inc.(Æ) 16,776 568
CommScope Holding Co., Inc.(Æ) 112,515 555
CommVault Systems, Inc.(Æ) 8,094 472
Couchbase, Inc.(Æ) 4,800 74
CS Disco, Inc.(Æ)(Û) 7,758 46
CSG Systems International, Inc.(Ð) 17,744 935
CTS Corp. 7,558 296
Dell Technologies, Inc. Class C(Ð) 8,878 386
Diebold Nixdorf, Inc.(Æ)(Û) 4,635 4
Diodes, Inc.(Æ) 5,820 464
Docebo, Inc.(Æ) 11,243 435
Domo, Inc. Class B(Æ) 12,923 205

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 69
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DoubleVerify Holdings, Inc.(Æ) 40,579 1,194
Dropbox, Inc. Class A(Æ)(Ð) 64,181 1,305
DZS, Inc.(Æ) 3,109 21
Endava PLC - ADR(Æ) 18,974 1,092
Enfusion, Inc. Class A(Æ)(Û) 14,050 118
ePlus, Inc.(Æ) 9,403 409
Everbridge, Inc.(Æ) 19,230 505
Evolent Health, Inc. Class A(Æ) 9,608 350
Extreme Networks, Inc.(Æ) 71,532 1,272
Five9, Inc.(Æ) 19,800 1,284
FormFactor, Inc.(Æ) 22,251 608
Genasys, Inc.(Æ) 253,154 747
Guidewire Software, Inc.(Æ) 10,069 767
Harmonic, Inc.(Æ) 103,224 1,454
HireRight Holdings Corp.(Æ) 12,250 130
IBEX Holdings, Ltd.(Æ) 14,263 292
IDT Corp. Class B(Æ) 17,095 568
Immersion Corp. 76,141 502
Impinj, Inc.(Æ) 6,881 608
Infinera Corp.(Æ)(Û) 91,368 578
Informatica, Inc. Class A(Æ) 14,821 229
Insight Enterprises, Inc.(Æ) 3,469 420
Intapp, Inc.(Æ) 10,690 431
Ituran Location and Control, Ltd. 17,027 354
JFrog, Ltd.(Æ) 31,670 588
Kaltura, Inc.(Æ) 243,512 451
KBR, Inc. 25,033 1,420
Kimball Electronics, Inc.(Æ) 169 3
Kulicke & Soffa Industries, Inc. 67,821 3,232
LivePerson, Inc.(Æ)(Û) 27,700 128
Lyft, Inc. Class A(Æ) 73,009 748
Maxar Technologies, Inc. 19,606 1,034
MaxLinear, Inc. Class A(Æ) 13,883 335
Model N, Inc.(Æ) 115,004 3,542
Momentive Global, Inc.(Æ) 161,493 1,516
NAPCO Security Technologies, Inc. 150,710 4,672
NETGEAR, Inc.(Æ) 12,401 175
NetScout Systems, Inc.(Æ) 34,257 932
New Relic, Inc.(Æ) 16,525 1,181
nLight, Inc.(Æ)(Û) 51,017 447
Nutanix, Inc. Class A(Æ)(Û) 42,285 1,014
NVE Corp. 10,450 788
ON24, Inc.(Æ) 91,476 796
One Stop Systems, Inc.(Æ) 114,394 279
OneSpan, Inc.(Æ) 52,213 770
Ooma, Inc.(Æ) 83,532 1,027
Ouster, Inc.(Æ) 829 3
Outbrain, Inc.(Æ) 2,229 9
PDF Solutions, Inc.(Æ)(Û) 121,160 4,368
Pegasystems, Inc. 37,178 1,696
Perficient, Inc.(Æ) 6,876 446
Perion Network, Ltd.(Æ) 38,113 1,335
PlayAGS, Inc.(Æ) 10,562 56
Playtika Holding Corp.(Æ)(Ð) 28,882 289
Power Integrations, Inc. 7,876 573
Progress Software Corp. 6,561 360
Q2 Holdings, Inc.(Æ) 7,020 173
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Qualys, Inc.(Æ) 32,099 3,625
Quantum Corp.(Æ) 9,780 10
Radcom, Ltd.(Æ) 49,264 457
Rambus, Inc.(Æ) 23,044 1,022
Ribbon Communications, Inc.(Æ)(Û) 32,679 84
Sanmina Corp.(Æ) 8,418 440
Sapiens International Corp. NV 8,943 180
SecureWorks Corp. Class A(Æ)(Û) 3,896 35
ShotSpotter, Inc.(Æ) 17,454 519
Shutterstock, Inc. 7,069 474
Silicon Laboratories, Inc.(Æ) 10,448 1,455
Simulations Plus, Inc. 102,750 4,290
SMART Global Holdings, Inc.(Æ) 72,229 1,114
Smartsheet, Inc. Class A(Æ)(Û) 43,686 1,785
SolarWinds Corp.(Æ)(Û) 11,200 97
Sonos, Inc.(Æ) 48,258 1,020
Sprout Social, Inc. Class A(Æ) 12,667 624
SPS Commerce, Inc.(Æ) 5,727 844
Symbotic, Inc.(Æ)(Ñ) 16,522 439
Synaptics, Inc.(Æ) 6,140 544
Telos Corp.(Æ) 15,469 26
Tenable Holdings, Inc.(Æ) 27,009 999
TrueCar, Inc.(Æ) 106,558 274
TTM Technologies, Inc.(Æ) 33,763 399
Twilio, Inc. Class A(Æ)(Û) 1,366 72
Unisys Corp.(Æ) 27,878 89
Upland Software, Inc.(Æ) 1,000 4
Varonis Systems, Inc.(Æ) 60,422 1,399
Viavi Solutions, Inc. Class W(Æ)(Ð) 97,002 869
Vimeo, Inc.(Æ) 233,758 769
Vishay Intertechnology, Inc. 25,146 535
VTEX Class A(Æ) 195,935 686
Western Digital Corp.(Æ)(Ð) 3,563 123
Wix.com, Ltd.(Æ) 10,207 890
Workiva, Inc.(Æ) 36,258 3,387
Xperi, Inc.(Æ)(Û) 5,700 54
Yelp, Inc. Class A(Æ)(Ð) 23,999 718
Yext, Inc.(Æ) 34,489 303
Zeta Global Holdings Corp. Class A(Æ) 114,399 1,111
105,651
Utilities - 4.5%
ALLETE, Inc. 41,333 2,578
Allot, Ltd.(Æ) 102,411 278
Avista Corp. 24,140 1,064
Black Hills Corp. 6,491 424
California Resources Corp. 18,337 743
CNX Resources Corp.(Æ) 37,454 582
Cogent Communications Holdings, Inc. 7,657 529
Denbury, Inc.(Æ) 7,758 724
Earthstone Energy, Inc. Class A(Æ) 240,172 3,257
Evolution Petroleum Corp. 486,041 3,203
Excelerate Energy, Inc. Class A 96,690 2,079
Gulfport Energy Corp.(Æ) 5,881 532
Iridium Communications, Inc. 18,320 1,163
Kosmos Energy, Ltd.(Æ) 81,776 523
Magnolia Oil & Gas Corp. Class A 29,146 616

See accompanying notes which are an integral part of the financial statements.
70 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mammoth Energy Services, Inc.(Æ) 62,961 232
New Jersey Resources Corp. 8,942 462
Northern Oil and Gas, Inc. 12,161 403
Northwest Natural Holding Co. 22,752 1,068
NorthWestern Corp. 15,412 904
NRG Energy, Inc. 42,959 1,468
Oasis Petroleum, Inc. 5,917 842
ONE Gas, Inc. 13,494 1,038
Permian Resources Corp. 286,768 2,997
Pinnacle West Capital Corp.(Ð) 1,100 86
Portland General Electric Co. 20,499 1,038
RGC Resources, Inc. 53,657 1,028
Saturn Oil & Gas, Inc.(Æ) 300,930 540
SilverBow Resources, Inc.(Æ) 44,797 1,068
Spire, Inc. 7,152 484
Telephone & Data Systems, Inc. 40,018 400
Unitil Corp. 30,581 1,700
US Cellular Corp.(Æ)(Û) 27,889 592
Vistra Corp.(Ð) 68,414 1,632
York Water Co. (The) 45,674 1,920
38,197
Total Common Stocks
(cost $789,354) 832,422
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 41,890,937 (∞) 41,878
Total Short-Term Investments
(cost $41,879) 41,878
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×) 9,858,665 (∞)
9,859
Total Other Securities
(cost $9,859) 9,859
Total Investments - 104.9%
(identified cost $841,092) 884,159
Securities Sold Short - (4.4)%
Consumer Discretionary - (0.8)%
Acushnet Holdings Corp. (4,941) (248)
Akoustis Technologies, Inc.(Æ) (26,050) (74)
Altice USA, Inc. Class A(Æ) (82,073) (287)
America's Car-Mart, Inc.(Æ) (2,836) (228)
AMMO, Inc.(Æ) (18,003) (35)
Aspen Aerogels, Inc.(Æ) (14,462) (91)
Blade Air Mobility, Inc.(Æ) (16,007) (42)
Byrna Technologies, Inc.(Æ) (2,257) (12)
CarParts.com, Inc.(Æ) (19,026) (90)
Central Garden & Pet Co. Class A(Æ) (3,420) (121)
Churchill Downs, Inc. (2,864) (838)
Clear Channel Worldwide Holdings, Inc.(Æ) (103,846) (132)
Conn's, Inc.(Æ) (9,840) (47)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DISH Network Corp. Class A(Æ) (19,555) (147)
Dream Finders Homes, Inc. Class A(Æ) (8,007) (122)
Freshpet, Inc.(Æ) (10,813) (746)
GrowGeneration Corp.(Æ) (7,850) (27)
Instructure Holdings, Inc.(Æ) (5,271) (140)
Joby Aviation, Inc.(Æ) (36,071) (156)
Leslie's, Inc.(Æ) (14,978) (162)
LGI Homes, Inc.(Æ) (2,562) (304)
Lindblad Expeditions Holdings, Inc.(Æ) (11,357) (128)
LL Flooring Holdings, Inc.(Æ) (15,400) (51)
Lordstown Motors Corp. Class A(Æ) (78,692) (41)
MicroVision, Inc.(Æ) (18,989) (38)
Nerdy, Inc.(Æ) (13,724) (54)
OneWater Marine, Inc. Class A(Æ) (3,800) (100)
PLBY Group, Inc.(Æ) (356) (1)
RealReal, Inc. (The)(Æ) (49,688) (56)
Rocket Lab USA, Inc.(Æ) (30,307) (119)
Rocky Brands, Inc. (1,424) (42)
Skillsoft Corp.(Æ) (5,567) (7)
Topgolf Callaway Brands Corp.(Æ) (37,928) (841)
XPEL, Inc.(Æ)(Þ) (7,987) (583)
Ziff Davis, Inc.(Æ) (5,304) (388)
(6,498)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (60,520) (43)
Alico, Inc. (1,008) (24)
Beauty Health Co. (The)(Æ) (8,197) (94)
Grocery Outlet Holding Corp.(Æ) (8,186) (244)
J&J Snack Foods Corp. (2,715) (416)
MGP Ingredients, Inc. (5,404) (533)
(1,354)
Energy - (0.2)%
Aemetis, Inc.(Æ) (5,548) (12)
Ameresco, Inc. Class A(Æ) (5,728) (238)
Cleanspark, Inc.(Æ) (18,090) (71)
Enviva, Inc. (751) (16)
FuelCell Energy, Inc.(Æ) (13,129) (25)
GrafTech International, Ltd. (35,282) (166)
Noble Corp. PLC(Æ) (3,801) (146)
Southwestern Energy Co.(Æ) (75,100) (390)
Sunrun, Inc.(Æ) (13,328) (280)
Uranium Energy Corp.(Æ) (106,797) (279)
(1,623)
Financial Services - (0.5)%
Annaly Capital Management, Inc.(ö) (32,978) (659)
Applied Digital Corp.(Æ) (21,504) (69)
Arbor Realty Trust, Inc.(ö) (18,074) (207)
Chimera Investment Corp.(ö) (35,149) (200)
Franchise Group, Inc. (14,437) (422)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 71
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Franklin BSP Realty Trust, Inc.(ö) (15,635) (198)
FTAI Infrastructure, Inc. (719) (2)
Healthcare Realty Holdings, LP(ö) (34,147) (676)
Hippo Holdings, Inc.(Æ) (2,911) (53)
Industrial Logistics Properties Trust(ö) (15,577) (32)
New York Community Bancorp, Inc. (68,323) (731)
New York Mortgage Trust, Inc.(ö) (18,979) (195)
Oportun Financial Corp.(Æ) (9,642) (39)
Potlatch Corp.(ö) (11,991) (554)
Safehold, Inc.(ö) (5,880) (163)
Spire Global, Inc.(Æ) (7,600) (5)
Webster Financial Corp. (13,545) (505)
(4,710)
Health Care - (1.0)%
AdaptHealth Corp.(Æ) (25,040) (297)
Agenus, Inc.(Æ) (83,048) (125)
Akero Therapeutics, Inc.(Æ) (757) (34)
Anavex Life Sciences Corp.(Æ) (9,380) (76)
Apellis Pharmaceuticals, Inc.(Æ) (10,018) (836)
Atossa Therapeutics, Inc.(Æ) (31,741) (20)
Avidity Biosciences, Inc.(Æ) (9,398) (117)
Azenta, Inc.(Æ) (3,699) (161)
BioLife Solutions, Inc.(Æ) (9,456) (166)
Bionano Genomics, Inc.(Æ) (32,093) (22)
ClearPoint Neuro, Inc.(Æ) (2,151) (23)
Clover Health Investments Corp.(Æ) (59,391) (44)
Collegium Pharmaceutical, Inc.(Æ) (4,342) (101)
Crinetics Pharmaceuticals, Inc.(Æ) (8,669) (169)
Day One Biopharmaceuticals, Inc.(Æ) (2,063) (26)
DICE Therapeutics, Inc.(Æ) (1,231) (40)
DocGo, Inc.(Æ) (11,168) (95)
Evolus, Inc.(Æ) (8,622) (75)
Exact Sciences Corp.(Æ) (1,357) (87)
Geron Corp.(Æ) (38,161) (94)
ICU Medical, Inc.(Æ) (3,178) (601)
ImmunityBio, Inc.(Æ) (14,428) (40)
Inhibrx, Inc.(Æ) (4,274) (90)
Inotiv, Inc.(Æ) (10,470) (58)
Kronos Bio, Inc.(Æ) (3,200) (5)
MannKind Corp.(Æ) (36,623) (141)
Masimo Corp.(Æ) (3,482) (659)
MiNK Therapeutics, Inc.(Æ) (1,212) (2)
Neogen Corp.(Æ) (35,686) (615)
Nkarta, Inc.(Æ) (13,740) (68)
Ocular Therapeutix, Inc.(Æ) (13,907) (86)
OrthoPediatrics Corp.(Æ) (2,136) (108)
Pliant Therapeutics, Inc.(Æ) (842) (24)
Point Biopharma Global, Inc.(Æ) (6,789) (53)
Poseida Therapeutics, Inc.(Æ) (8,405) (22)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Relmada Therapeutics, Inc.(Æ) (4,485) (11)
Repligen Corp.(Æ) (4,089) (620)
Revance Therapeutics, Inc.(Æ) (11,867) (378)
Scilex Holding Co.(Æ) (4,379) (32)
Seelos Therapeutics, Inc.(Æ) (10,804) (7)
Sharecare, Inc.(Æ) (23,772) (37)
SIGA Technologies, Inc. (10,667) (62)
Sotera Health Co.(Æ) (5,895) (99)
Syndax Pharmaceuticals, Inc.(Æ) (13,390) (275)
Tenaya Therapeutics, Inc.(Æ) (8,183) (43)
TransMedics Group, Inc.(Æ) (3,224) (255)
Vaxart, Inc.(Æ) (15,105) (12)
Vaxcyte, Inc.(Æ) (10,028) (429)
Ventyx Biosciences, Inc.(Æ) (1,709) (64)
Veracyte, Inc.(Æ) (20,260) (459)
Vericel Corp.(Æ) (8,843) (279)
Vicarious Surgical, Inc.(Æ) (8,269) (19)
(8,261)
Materials and Processing - (0.2)%
Lawson Products, Inc.(Æ) (1,467) (68)
Livent Corp.(Æ) (18,675) (408)
Origin Materials, Inc.(Æ) (7,329) (29)
Pool Corp. (2,093) (735)
Quaker Chemical Corp. (1,980) (370)
Schweitzer-Mauduit International, Inc. (8,866) (172)
Scotts Miracle-Gro Co. (The) Class A (3,346) (224)
ThredUp, Inc. Class A(Æ) (23,566) (62)
(2,068)
Producer Durables - (0.5)%
Acacia Research Corp.(Æ) (1,600) (6)
Advantage Solutions, Inc.(Æ) (1,779) (2)
Aeva Technologies, Inc.(Æ) (46,928) (47)
Affirm Holdings, Inc.(Æ) (525) (5)
GATX Corp. (4,532) (516)
H&R Block, Inc. (19,560) (663)
Hillman Solutions Corp.(Æ) (1,100) (9)
Hydrofarm Holdings Group, Inc.(Æ) (29,998) (47)
LCI Industries (3,024) (342)
Magnite, Inc.(Æ) (15,552) (146)
Maximus, Inc. (8,845) (740)
Microvast Holdings, Inc.(Æ) (29,576) (31)
Moneylion, Inc.(Æ) (383) (4)
MultiPlan Corp.(Æ) (79,600) (78)
Paymentus Holdings, Inc. Class A(Æ) (5,493) (45)
PureCycle Technologies, Inc.(Æ) (25,371) (167)
RBC Bearings, Inc.(Æ) (2,814) (639)
Repay Holdings Corp.(Æ) (15,533) (97)
Sabre Corp.(Æ) (82,141) (329)
Vectrus, Inc.(Æ) (77) (3)

See accompanying notes which are an integral part of the financial statements.
72 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whole Earth Brands, Inc.(Æ) (8,669) (21)
Workhorse Group, Inc.(Æ) (33,518) (32)
Xometry, Inc. Class A(Æ) (1,850) (26)
Xos, Inc.(Æ) (6,670) (3)
(3,998)
Technology - (0.8)%
ACV Auctions, Inc. Class A(Æ) (17,070) (222)
Adtran Holdings, Inc. (17,326) (158)
Aehr Test Systems(Æ) (4,191) (104)
Altair Engineering, Inc. Class A(Æ) (9,008) (622)
ANGI Homeservices, Inc.(Æ) (23,335) (54)
AppLovin Corp. Class A(Æ) (43,686) (743)
Aspen Technology, Inc.(Æ) (3,253) (576)
Atomera, Inc.(Æ) (3,438) (27)
AXT, Inc.(Æ) (8,425) (22)
BlackSky Technology, Inc.(Æ) (23,187) (29)
Bumble, Inc. Class A(Æ) (23,227) (423)
Clearfield, Inc.(Æ) (4,560) (199)
Coherent Corp.(Æ) (17,890) (611)
Digi International, Inc.(Æ) (8,740) (264)
Digimarc Corp.(Æ) (6,763) (115)
Digital Turbine, Inc.(Æ) (9,037) (106)
E2open Parent Holdings, Inc.(Æ) (43,017) (270)
Frontier Communications Corp.(Æ) (26,645) (601)
Identiv, Inc.(Æ) (5,039) (28)
NAPCO Security Technologies, Inc. (4,359) (135)
NextNav, Inc.(Æ) (5,716) (12)
Ondas Holdings, Inc.(Æ) (8,992) (9)
Ouster, Inc.(Æ) (4,316) (15)
PAR Technology Corp.(Æ) (12,628) (386)
Paycor HCM, Inc.(Æ) (7,721) (181)
Porch Group, Inc.(Æ) (49,474) (45)
Super Micro Computer, Inc.(Æ) (5,783) (610)
ViaSat, Inc.(Æ) (7,590) (266)
Wolfspeed, Inc.(Æ) (4,558) (212)
(7,045)
Utilities - (0.2)%
Civitas Resources, Inc. (10,816) (747)
Crescent Energy Co. Class A (3,256) (38)
Oasis Petroleum, Inc. (4,747) (676)
Tellurian, Inc.(Æ) (32,094) (45)
Yellow Corp.(Æ) (994) (2)
(1,508)
Total Securities Sold Short
(proceeds $41,747) (37,065)
Other Assets and Liabilities,
Net - (0.5)%
(3,953)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
843,141

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
(37,065)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.1)%
XPEL, Inc. 02/09/22 (7,987) 57.90 (462) (583)
(583)
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 510 USD 45,257 06/23 179
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 179
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 104,467 $ — $ —
$ —
$ 104,467 12 .4
Consumer Staples 38,671 — —
—
38,671 4 .6
Energy 27,165 — —
—
27,165 3 .2
Financial Services 158,866 — —
—
158,866 18 .9
Health Care 146,795 — 58
—
146,853 17 .4
Materials and Processing 64,205 — 48
—
64,253 7 .6
Producer Durables 148,299 — —
—
148,299 17 .6
Technology 105,651 — —
—
105,651 12 .5
Utilities 38,197 — —
—
38,197 4 .5
Short-Term Investments — — — 41,878 41,878 5 .0
Other Securities — — — 9,859 9,859 1 .2
Total Investments 832,316 — 106 51,737 884,159 104 .9
Securities Sold Short
***
— — — (37,065)
(4 .4)
Other Assets and Liabilities, Net
(0 .5)
100 .0
Other Financial Instruments
Assets
Futures Contracts 179 — — — 179 —
*
Total Other Financial Instruments
**
$ 179 $ — $ — $ — $ 179

See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 179
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,420) $ —
Foreign currency exchange contracts — (5)
Total
$ (1,420) $ (5)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,711) $ —
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 9,593 $ — $ 9,593
Total Financial and Derivative Assets
9,593 — 9,593
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 9,593 $ — $ 9,593
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 796 $ — $ 796 $ —
Bank of Nova Scotia
311 — 311 —
Barclays
820 — 820 —
Citigroup
1,481 — 1,481 —
Fidelity
3,028 — 3,028 —
HSBC
669 — 669 —
Morgan Stanley
22 — 22 —
Wells Fargo
2,466 — 2,466 —
Total
$ 9,593 $ — $ 9,593 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 37,065 $ — $ 37,065
Total Financial and Derivative Liabilities
37,065 — 37,065
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 37,065 $ — $ 37,065
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 37,065 $ — $ 37,065 $ —
Total
$ 37,065 $ — $ 37,065 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 841,092
Investments, at fair value(*)(>) ....................................................................................................................................................
884,159
Foreign currency holdings(^) ....................................................................................................................................................... 75
Receivables:
Dividends and interest ...................................................................................................................................................... 253
Dividends from affiliated funds ....................................................................................................................................... 173
Investments sold ............................................................................................................................................................... 5,695
Fund shares sold ............................................................................................................................................................... 439
From broker(a) ................................................................................................................................................................. 3,357
Variation margin on futures contracts .............................................................................................................................. 180
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
894,337
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,007
Fund shares redeemed ...................................................................................................................................................... 283
Accrued fees to affiliates .................................................................................................................................................. 637
Other accrued expenses .................................................................................................................................................... 345
Securities sold short, at fair value(‡) ........................................................................................................................................... 37,065
Payable upon return of securities loaned ..................................................................................................................................... 9,859
Total liabilities ...........................................................................................................................................................
51,196
Net Assets ...............................................................................................................................................................
$ 843,141

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 10,772
Shares of beneficial interest .........................................................................................................................................................
353
Additional paid-in capital ............................................................................................................................................................
832,016
Net Assets ...............................................................................................................................................................
$ 843,141
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ...........................................................................................................................................
$ 23.43
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 24.86
Class A — Net assets ........................................................................................................................................................... $ 13,573,080
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 579,427
Net asset value per share: Class C(#) ...........................................................................................................................................
$ 20.23
Class C — Net assets ........................................................................................................................................................... $ 7,392,446
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 365,332
Net asset value per share: Class M(#) ..........................................................................................................................................
$ 23.88
Class M — Net assets .......................................................................................................................................................... $ 97,694,767
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,091,250
Net asset value per share: Class R6(#) .........................................................................................................................................
$ 23.92
Class R6 — Net assets ......................................................................................................................................................... $ 369,640
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 15,453
Net asset value per share: Class S(#) ...........................................................................................................................................
$ 23.92
Class S — Net assets ............................................................................................................................................................ $ 629,770,104
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 26,331,986
Net asset value per share: Class Y(#) ...........................................................................................................................................
$ 23.91
Class Y — Net assets ........................................................................................................................................................... $ 94,340,848
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 3,944,965
Amounts in thousands
(^)     Foreign currency holdings - cost $ 76
(*)     Securities on loan included in investments $ 9,593
(‡)     Proceeds on securities sold short $ 41,747
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 51,737
(a)     Receivable from Broker for Futures $ 3,357
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,574
Dividends from affiliated funds ....................................................................................................................................... 912
Securities lending income (net) ....................................................................................................................................... 94
Total investment income ..............................................................................................................................................................
8,580
Expenses
Advisory fees ................................................................................................................................................................... 3,130
Administrative fees .......................................................................................................................................................... 217
Custodian fees .................................................................................................................................................................. 104
Distribution fees - Class A ............................................................................................................................................... 18
Distribution fees - Class C ............................................................................................................................................... 29
Transfer agent fees - Class A ........................................................................................................................................... 15
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 102
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 676
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 83
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ..................................................................................................................................................................... 51
Dividends from securities sold short ................................................................................................................................ 361
Interest expense paid on securities sold short .................................................................................................................. 151
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 5,068
Expense reductions .......................................................................................................................................................... (207)
Net expenses ................................................................................................................................................................................
4,861
Net investment income (loss) .......................................................................................................................................................
3,719
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,234
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (1,420)
Foreign currency exchange contracts ............................................................................................................................... (5)
Securities sold short ......................................................................................................................................................... 4,182
Foreign currency-related transactions .............................................................................................................................. 4
Net realized gain (loss) ................................................................................................................................................................
8,998
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (29,859)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,711)
Securities sold short ......................................................................................................................................................... (2,022)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (33,591)
Net realized and unrealized gain (loss) ........................................................................................................................................ (24,593)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (20,874)
*      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,719 $ 4,432
Net realized gain (loss) ....................................................................................................................... 8,998 33,705
Net change in unrealized appreciation (depreciation) ........................................................................ (33,591) (233,697)
Net increase (decrease) in net assets from operations .............................................................................. (20,874) (195,560)
Distributions
To shareholders
Class A .......................................................................................................................................... (692) (4,666)
Class C .......................................................................................................................................... (397) (2,904)
Class M ......................................................................................................................................... (4,935) (39,443)
Class R6 ........................................................................................................................................ (26) (204)
Class S .......................................................................................................................................... (32,305) (266,586)
Class Y .......................................................................................................................................... (4,601) (39,124)
Net decrease in net assets from distributions ............................................................................................ (42,956) (352,927)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (160,101) 101,721
Total Net Increase (Decrease) in Net Assets ........................................................................
(223,931) (446,766)
Net Assets
Beginning of period .................................................................................................................................. 1,067,072 1,513,838
End of period .............................................................................................................................................
$ 843,141 $ 1,067,072

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 15 $ 373 56 $ 1,521
Proceeds from reinvestment of distributions 30 691 164 4,634
Payments for shares redeemed (75) (1,799) (126) (3,415)
Net increase (decrease)
(30) (735) 94 2,740
Class C
Proceeds from shares sold 17 353 8 192
Proceeds from reinvestment of distributions 20 397 117 2,901
Payments for shares redeemed (38) (802) (77) (1,878)
Net increase (decrease)
(1) (52) 48 1,215
Class M
Proceeds from shares sold 538 13,513 1,015 27,760
Proceeds from reinvestment of distributions 208 4,934 1,375 39,440
Payments for shares redeemed (2,097) (53,296) (1,213) (33,292)
Net increase (decrease)
(1,351) (34,849) 1,177 33,908
Class R6
Proceeds from shares sold 1 29 4 118
Proceeds from reinvestment of distributions 1 26 7 204
Payments for shares redeemed (7) (183) (14) (393)
Net increase (decrease)
(5) (128) (3) (71)
Class S
Proceeds from shares sold 1,252 30,952 3,252 91,485
Proceeds from reinvestment of distributions 1,345 31,963 9,197 264,329
Payments for shares redeemed (7,695) (193,683) (10,208) (280,672)
Net increase (decrease)
(5,098) (130,768) 2,241 75,142
Class Y
Proceeds from shares sold 560 13,116 170 5,652
Proceeds from reinvestment of distributions 194 4,601 1,361 39,124
Payments for shares redeemed (460) (11,286) (2,097) (55,989)
Net increase (decrease)
294 6,431 (566) (11,213)
Total increase (decrease)
(6,191) $ (160,101) 2,991 $ 101,721

See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 25.20 .07 (.69) (.62) (.06 ) (1.09)
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 (—)
( Ɵ )
(2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
Class C
April 30, 2023* 21.96 (.02) (.62 ) (.64 ) — (1.09)
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
Class M
April 30, 2023* 25.72 .11 (.70 ) (.59 ) (.16 ) (1.09)
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
Class R6
April 30, 2023* 25.77 .12 (.71) (.59) (.17 ) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
Class S
April 30, 2023* 25.74 .10 (.71) (.61) (.12) (1.09)
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.06) (3.88)
Class Y
April 30, 2023* 25.77 .12 (.71) (.59) (.18 ) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(1.15) 23.43 (2.45) 13,573 1.39 1.39 .54 40
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(1.09) 20.23 (2.79) 7,392 2.14 2.14 (.22) 40
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(1.25) 23.88 (2.27) 97,695 1.14 1.00 .90 40
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
(1.26) 23.92 (2.26) 370 .99 .97 .97 40
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(1.21) 23.92 (2.32) 629,770 1.14 1.10 .8 3 40
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(1.27) 23.91 (2.27) 94,341 .9 4 .9 4 .9 7 40
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 490,275
Administrative fees 33,873
Distribution fees 7,426
Shareholder servicing fees 1,532
Transfer agent fees 92,477
Trustee fees 10,932
$ 636,515
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,980 $ 308,640 $ 299,746 $ 3 $ 1 $ 41,878 $ 912 $ —
U.S. Cash Collateral Fund 22,046 52,375 64,562 — — 9,859 200 —
$ 55,026 $ 361,015 $ 364,308 $ 3 $ 1 $ 51,737 $ 1,112 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 837,114,437 $ 31,557,969 $ (21,399,773) $ 10,158,196

International Developed Markets Fund 87
Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,228.50 $ 1,018.74
Expenses Paid During Period* $ 6.74 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,224.00 $ 1,015.03
Expenses Paid During Period* $ 10.86 $ 9.84
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,230.90 $ 1,020.68
Expenses Paid During Period* $ 4.59 $ 4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

88 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,230.20 $ 1,020.18
Expenses Paid During Period* $ 5.14 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,231.20 $ 1,020.98
Expenses Paid During Period* $ 4.26 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 89
Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Australia - 1.6%
Ampol, Ltd. 12,300 245
ASX, Ltd. - ADR 2,999 136
BHP Group, Ltd. - ADR 208,345 6,164
BlueScope Steel, Ltd. 8,114 107
Commonwealth Bank of Australia
- ADR 18,114 1,195
Dexus(ö) 12,183 63
Glencore PLC 503,680 2,972
Medibank Pvt, Ltd. 527,105 1,245
National Australia Bank, Ltd. - ADR 16,782 321
Rio Tinto PLC 72,318 4,592
Rio Tinto, Ltd. - ADR 9,420 704
South32, Ltd. Class B 887,151 2,513
Wesfarmers, Ltd. 9,437 325
Westpac Banking Corp. 30,665 458
Woodside Energy Group, Ltd. 24,262 550
21,590
Austria - 0.6%
ams AG(Æ) 90,811 630
Erste Group Bank AG 152,375 5,558
Mondi PLC 164,163 2,612
8,800
Belgium - 0.4%
Ageas SA 37,869 1,686
KBC Groep NV 2,077 148
Proximus SA 100,686 860
UCB SA 28,416 2,647
5,341
Brazil - 0.9%
Ambev SA 1,583,487 4,496
Atacadao SA 299,801 646
Banco Bradesco SA - ADR 709,754 1,987
Banco do Brasil SA 146,047 1,255
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 111,268 1,029
Telefonica Brasil SA 193,000 1,591
Ultrapar Participacoes SA 357,600 1,035
Yara International ASA 6,887 278
12,317
Burkina Faso - 0.1%
Endeavour Mining PLC 45,036 1,159
Canada - 4.5%
Agnico Eagle Mines, Ltd. 67,677 3,839
Alimentation Couche-Tard, Inc. 8,101 404
ARC Resources, Ltd. 74,432 925
Aritzia, Inc.(Æ) 68,545 2,179
Bank of Montreal 5,863 529
Bank of Nova Scotia (The) 12,929 645
Barrick Gold Corp. 113,779 2,163
CAE, Inc.(Æ) 434,220 9,772
Cameco Corp. Class A 39,224 1,078
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce 10,368 435
Canadian National Railway Co. 63,821 7,608
Canadian Pacific Kansas City, Ltd. 4,351 343
CGI Group, Inc.(Æ) 4,703 477
Dollarama, Inc. 37,750 2,338
Enbridge, Inc. 16,824 669
George Weston, Ltd. 3,032 407
Great-West Lifeco, Inc. 9,636 274
iA Financial Corp., Inc. 24,528 1,646
Kinross Gold Corp. 80,219 405
Loblaw Cos., Ltd. 4,003 376
Magna International, Inc. Class A 36,012 1,878
Metro, Inc. Class A 12,016 685
National Bank of Canada 3,392 253
Open Text Corp. 3,057 116
Royal Bank of Canada - GDR 65,677 6,520
Saputo, Inc. - ADR 10,575 274
Stantec, Inc. 52,138 3,134
Sun Life Financial, Inc. 93,963 4,609
TC Energy Corp. 20,396 848
TELUS Corp. 15,716 333
Thomson Reuters Corp. 1,509 198
Toronto-Dominion Bank (The) 90,202 5,464
60,824
Chile - 0.0%
Lundin Mining Corp. 78,995 604
China - 1.9%
Alibaba Group Holding, Ltd.(Æ) 359,700 3,773
Anta Sports Products, Ltd. 187,000 2,325
Baidu, Inc. Class A(Æ) 6,600 99
BOC Hong Kong Holdings, Ltd. 104,500 330
BYD Co., Ltd. Class H 95,500 2,883
Dongfeng Motor Group Co., Ltd. Class
H 2,128,000 1,017
Huazhu Group, Ltd. - ADR(Æ) 54,397 2,551
Tencent Holdings, Ltd. 247,688 10,957
Trip.com Group, Ltd. - ADR(Æ) 60,815 2,160
26,095
Denmark - 1.2%
Carlsberg A/S Class B 1,514 250
Chr Hansen Holding A/S 3,896 303
Coloplast A/S Class B 2,637 380
Danske Bank A/S(Æ) 130,470 2,758
Novo Nordisk A/S Class B 61,939 10,333
Novozymes A/S Class B 4,653 242
Tryg A/S 11,848 280
Vestas Wind Systems A/S(Æ) 54,240 1,496
16,042
Finland - 1.4%
Elisa OYJ 34,742 2,157
Kone OYJ Class B 20,786 1,185
Neste OYJ 42,339 2,046
Nokia OYJ 1,622,675 6,861
Nordea Bank Abp 66,156 737

See accompanying notes which are an integral part of the financial statements.
90 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orion OYJ Class B 10,943 514
Sampo OYJ Class A 67,941 3,446
UPM-Kymmene OYJ 7,929 253
Wartsila OYJ Abp Class B 168,459 1,957
19,156
France - 8.6%
Accor SA(Ñ) 231,548 8,213
Air Liquide SA Class A 5,150 927
Airbus Group SE 33,595 4,716
Amundi SA(Þ) 64,262 4,218
AXA SA 133,745 4,366
BNP Paribas SA 45,997 2,978
Bouygues SA - ADR(Ñ) 54,187 1,986
Bureau Veritas SA 106,277 3,064
Capgemini SE 16,438 3,000
Carrefour SA 119,549 2,488
Cie de Saint-Gobain SA 47,829 2,768
Danone SA 9,741 645
Dassault Aviation SA 17,774 3,476
Dassault Systemes SE 7,043 286
Edenred 7,045 458
Eiffage SA 3,301 393
Engie SA(Ñ) 230,630 3,693
EssilorLuxottica SA 2,227 440
Hermes International 340 738
Kering 4,586 2,935
La Francaise des Jeux SAEM(Þ) 16,300 697
Legrand SA - ADR 3,814 361
L'Oreal SA 15,334 7,318
LVMH Moet Hennessy Louis Vuitton
SE - ADR 17,407 16,727
Michelin (CGDE) 243,124 7,750
Orange SA - ADR 217,051 2,825
Pernod Ricard SA 1,926 445
Publicis Groupe SA - ADR 37,638 3,085
Remy Cointreau SA 2,118 367
Renault SA 40,424 1,502
Rexel SA Class H 345,703 8,020
Sartorius Stedim Biotech 22,158 5,947
SEB SA 2,324 266
Societe Generale SA 88,958 2,165
Total SE 100,984 6,438
Vinci SA 8,581 1,063
116,764
Germany - 4.8%
Allianz SE 5,005 1,256
BASF SE 87,990 4,543
Bayer AG 40,793 2,687
Beiersdorf AG 4,001 558
Brenntag SE 8,398 683
Ceconomy AG(Æ) 123,169 375
Continental AG 18,429 1,289
Covestro AG(Æ)(Þ) 162,311 7,117
Daimler Truck Holding AG 254,519 8,408
Deutsche Boerse AG 32,017 6,100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Post AG 8,928 428
Deutsche Telekom AG 56,390 1,360
E.ON SE 47,956 635
Evonik Industries AG 48,710 1,061
Fresenius Medical Care AG & Co.
KGaA 109,566 5,319
Fresenius SE & Co. KGaA 82,824 2,394
Hannover Rueck SE 12,997 2,773
HeidelbergCement AG 39,395 2,979
Henkel AG & Co. KGaA 6,170 456
Infineon Technologies AG - ADR 85,721 3,112
LEG Immobilien SE 1,661 103
Mercedes-Benz Group AG 19,204 1,496
Merck KGaA 1,953 350
Muenchener Rueckversicherungs-
Gesellschaft AG 14,717 5,526
SAP SE - ADR 8,771 1,188
Siemens AG 11,019 1,808
Symrise AG 3,707 447
Vonovia SE 14,774 319
64,770
Hong Kong - 3.4%
AIA Group, Ltd. 1,030,775 11,247
CK Asset Holdings, Ltd. 370,157 2,189
CK Infrastructure Holdings, Ltd. 25,500 145
CLP Holdings, Ltd. 229,500 1,710
Galaxy Entertainment Group, Ltd.(Æ) 718,883 5,111
Hang Seng Bank, Ltd. 181,400 2,692
HKT Trust & HKT, Ltd. 323,000 425
Hong Kong & China Gas Co., Ltd. 3,298,000 2,929
Hong Kong Exchanges & Clearing, Ltd. 56,800 2,370
Power Assets Holdings, Ltd. 291,000 1,663
Sino Land Co., Ltd. 228,000 307
Sun Hung Kai Properties, Ltd. 30,500 425
Swire Properties, Ltd. 428,600 1,152
Techtronic Industries Co., Ltd. 1,162,739 12,622
WH Group, Ltd.(Þ) 2,406,500 1,343
46,330
India - 1.2%
Canara Bank 330,208 1,287
Housing Development Finance Corp.,
Ltd. 322,819 10,983
Oil & Natural Gas Corp., Ltd. 389,253 759
Reliance Industries, Ltd. - GDR(Þ) 50,009 2,978
16,007
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 4,095,792 1,447
Ireland - 1.6%
AIB Group PLC 346,188 1,493
Bank of Ireland Group PLC 374,493 3,877
CRH PLC 6,557 317
Flutter Entertainment PLC(Æ) 24,762 4,962
Kerry Group PLC Class A 81,519 8,584

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 91
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ryanair Holdings PLC - ADR(Æ) 32,253 3,083
22,316
Israel - 0.1%
Bank Hapoalim BM 45,084 388
Bank Leumi Le-Israel BM 48,276 382
Check Point Software Technologies,
Ltd.(Æ) 4,374 557
Israel Discount Bank, Ltd. Class A 62,313 310
Mizrahi Tefahot Bank, Ltd. 8,474 278
1,915
Italy - 2.2%
Assicurazioni Generali SpA 137,722 2,867
BPER Banca SpA 501,475 1,407
Davide Campari-Milano SpA 231,318 2,981
Enel SpA 922,216 6,301
Eni SpA - ADR 258,466 3,917
FinecoBank Banca Fineco SpA 236,799 3,586
Moncler SpA 34,972 2,593
Recordati SpA 23,989 1,104
Snam Rete Gas SpA 80,027 444
Terna Rete Elettrica Nazionale SpA 26,361 228
UniCredit SpA 214,292 4,241
29,669
Japan - 16.2%
Ajinomoto Co., Inc. 10,694 384
Alfresa Holdings Corp. 64,800 937
Alps Alpine Co., Ltd. 81,700 746
Amada Holdings Co., Ltd. 107,600 1,005
Asahi Kasei Corp. 42,200 299
Astellas Pharma, Inc. 279,800 4,220
Bandai Namco Holdings, Inc. 88,600 2,012
Benesse Holdings, Inc. 7,900 113
Bridgestone Corp. 26,000 1,043
Brother Industries, Ltd. 40,200 631
Canon, Inc. 164,000 3,917
Dai-ichi Life Holdings, Inc. 113,825 2,113
Daiichi Sankyo Co., Ltd. 117,300 4,023
Daito Trust Construction Co., Ltd. 1,900 180
Daiwa House Industry Co., Ltd. 27,200 694
Daiwa House REIT Investment Corp.(ö) 89 189
Daiwa Securities Group, Inc. 104,400 485
DeNA Co., Ltd. 61,800 868
Denso Corp. 32,600 1,967
Disco Corp. 10,500 1,196
Eisai Co., Ltd. 44,110 2,550
FANUC Corp. 102,000 3,455
Fuji Media Holdings, Inc. 26,900 252
Fukuoka Financial Group, Inc. 92,600 1,732
Hakuhodo DY Holdings, Inc. 70,200 827
Hino Motors, Ltd.(Æ) 231,000 911
Honda Motor Co., Ltd. 185,858 4,935
Iida Group Holdings Co., Ltd. 95,500 1,698
Inpex Corp. 143,300 1,581
Isuzu Motors, Ltd. 416,200 4,904
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ITOCHU Corp. 18,800 625
Japan Airlines Co., Ltd. 66,600 1,267
Japan Exchange Group, Inc. 102,500 1,664
Japan Post Holdings Co., Ltd. 97,800 807
Japan Real Estate Investment Corp.(ö) 72 285
Japan Tobacco, Inc. 195,000 4,196
JGC Holdings Corp. 87,600 1,094
Kajima Corp. 24,700 327
Kansai Electric Power Co., Inc. (The) 49,400 534
Kao Corp. 63,600 2,574
KDDI Corp. 142,500 4,450
Keyence Corp. 20,700 9,342
Kirin Holdings Co., Ltd. 130,100 2,115
Komatsu, Ltd. 267,700 6,623
Kyocera Corp. 71,700 3,765
Makita Corp. 74,553 2,093
McDonald's Holdings Co. Japan, Ltd. 15,900 662
MEIJI Holdings Co., Ltd. 50,200 1,211
Minebea Co., Ltd. 126,900 2,353
Mitsubishi Electric Corp. 349,400 4,332
Mitsubishi Estate Co., Ltd. 155,500 1,922
Mitsubishi UFJ Financial Group, Inc. 550,322 3,471
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 102,100 530
Mizuho Financial Group, Inc. 33,100 481
MS&AD Insurance Group Holdings,
Inc. 110,600 3,633
Nikon Corp. 98,700 1,020
Nintendo Co., Ltd. 78,100 3,294
Nippon Building Fund, Inc.(ö) 88 369
Nippon Prologis REIT, Inc.(ö) 128 292
Nippon Telegraph & Telephone Corp. 23,664 722
Nippon Television Holdings, Inc. 73,900 665
Nissan Chemical Industries, Ltd. 16,700 743
Nissan Motor Co., Ltd. 519,600 1,900
Nitto Denko Corp. 27,100 1,753
Nomura Holdings, Inc. 178,400 641
Obayashi Corp. 50,500 422
Oji Holdings Corp. 32,000 126
Ono Pharmaceutical Co., Ltd. 80,392 1,627
ORIX Corp. 5,900 100
Otsuka Holdings Co., Ltd. 20,400 698
Resona Holdings, Inc. 1,056,200 5,247
SCSK Corp. 20,500 309
Secom Co., Ltd. 9,700 620
Sekisui Chemical Co., Ltd. 101,100 1,440
Sekisui House, Ltd. 44,300 911
Seven & i Holdings Co., Ltd. 8,400 380
SG Holdings Co., Ltd. 26,300 379
Shimizu Corp. 80,000 489
Shin-Etsu Chemical Co., Ltd. 557,270 15,950
Shiseido Co., Ltd. 176,900 8,874
SMC Corp. 4,600 2,303
SoftBank Corp. 31,300 353
Sony Group Corp. 32,850 3,121
Stanley Electric Co., Ltd. 61,623 1,388
Subaru Corp. 468,788 7,622

See accompanying notes which are an integral part of the financial statements.
92 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Electric Industries, Ltd. 160,200 2,043
Sumitomo Heavy Industries, Ltd. 50,300 1,216
Sumitomo Mitsui Financial Group, Inc. 48,200 1,979
Sumitomo Mitsui Trust Holdings, Inc. 74,100 2,674
Sumitomo Rubber Industries, Ltd. 77,000 705
Suntory Beverage & Food, Ltd. 7,700 289
T&D Holdings, Inc. 305,200 3,736
Taiheiyo Cement Corp. 49,800 892
Taisei Corp. 14,900 507
Takeda Pharmaceutical Co., Ltd. 162,200 5,393
Terumo Corp. 12,900 386
THK Co., Ltd. 61,100 1,370
Tokio Marine Holdings, Inc. 168,500 3,390
Tokyo Electron, Ltd. 89,568 10,229
Tokyo Gas Co., Ltd. 39,700 815
Toray Industries, Inc. 429,700 2,437
Tosoh Corp. 52,600 703
Toyota Industries Corp. 8,100 471
Toyota Motor Corp. 99,600 1,368
Tsuruha Holdings, Inc. 17,500 1,146
USS Co., Ltd. 42,900 720
Yakult Honsha Co., Ltd. 5,000 377
Yamaha Motor Co., Ltd. 77,600 2,009
Yamato Holdings Co., Ltd. 119,384 2,052
220,888
Luxembourg - 0.9%
ArcelorMittal SA 155,779 4,420
Eurofins Scientific SE 89,305 6,245
RTL Group SA 23,766 1,114
11,779
Malaysia - 0.1%
CIMB Group Holdings BHD 910,782 1,034
Mexico - 0.5%
Fresnillo PLC 96,985 867
Grupo Televisa SAB - ADR 1,196,628 6,055
6,922
Netherlands - 5.6%
ABN AMRO Bank NV(Þ) 164,873 2,641
Adyen NV(Æ)(Þ) 1,694 2,713
Akzo Nobel NV 3,581 298
ASML Holding NV 7,541 4,801
Euronext NV(Þ) 6,064 482
Ferrari NV 13,902 3,873
Heineken Holding NV 3,238 311
Heineken NV 131,064 15,044
ING Groep NV 675,885 8,393
Koninklijke Ahold Delhaize NV 27,809 958
Koninklijke Philips NV 367,572 7,769
NN Group NV 7,377 276
Randstad NV 134,046 7,287
Shell PLC 563,288 17,364
Universal Music Group NV 129,357 2,830
VEON Ltd. - ADR(Æ) 24,721 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 5,284 700
76,231
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 221,045 3,789
Spark New Zealand, Ltd. 314,162 1,018
4,807
Norway - 0.4%
DNB Bank ASA(Ñ) 21,326 375
Gjensidige Forsikring ASA 1,145 20
Kongsberg Gruppen ASA 20,430 916
Mowi ASA 89,750 1,712
Norsk Hydro ASA 46,795 344
Orkla ASA 170,680 1,227
Telenor ASA 42,584 532
5,126
Portugal - 0.2%
Energias de Portugal SA 42,623 235
Jeronimo Martins SGPS SA 93,857 2,371
2,606
Russia - 0.0%
Gazprom PJSC(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Š) 415,116 —
—
Singapore - 0.8%
DBS Group Holdings, Ltd. 68,346 1,695
Jardine Cycle & Carriage, Ltd. 17,800 454
Oversea-Chinese Banking Corp., Ltd. 343,160 3,249
Singapore Exchange, Ltd. 27,000 194
Singapore Technologies Engineering,
Ltd. 117,100 318
Singapore Telecommunications, Ltd. 1,988,800 3,813
United Overseas Bank, Ltd. 19,700 419
Venture Corp., Ltd. 27,200 347
10,489
South Africa - 0.4%
Anglo American PLC 162,469 4,990
MTN Group, Ltd. 42,322 297
Old Mutual, Ltd.(Ñ) 1,278,568 814
6,101
South Korea - 1.4%
Coway Co., Ltd. 26,351 969
Hankook Tire & Technology Co., Ltd. 30,469 786
Hyundai Mobis Co., Ltd. 9,898 1,616
KB Financial Group, Inc. 66,373 2,463
KT Corp. - ADR 160,534 1,814
LG Energy Solution, Ltd.(Æ) 5,899 2,578
Samsung Electronics Co., Ltd. 95,172 4,689

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 93
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 149,098 3,908
18,823
Spain - 1.8%
Amadeus IT Group SA Class A(Æ) 87,633 6,165
CaixaBank SA 1,159,028 4,292
Cellnex Telecom SA(Þ) 96,102 4,049
Enagas SA 24,003 481
Endesa SA - ADR 12,685 285
Iberdrola SA 76,400 991
Industria de Diseno Textil SA(Ñ) 228,831 7,871
Red Electrica Corp. SA 27,733 505
Telefonica SA - ADR 39,529 180
24,819
Sweden - 1.6%
Assa Abloy AB Class B 136,239 3,244
Atlas Copco AB Class A 17,284 250
Boliden AB(Ñ) 57,590 2,063
Essity Aktiebolag Class B 11,586 351
Hexagon AB Class B(Ñ) 490,159 5,608
Investor AB Class B 27,413 589
Kinnevik AB Class B(Æ) 15,109 249
Sandvik AB(Ñ) 122,991 2,513
Securitas AB Class B 52,756 474
Skandinaviska Enskilda Banken AB
Class A 37,989 433
Skanska AB Class B 17,274 283
SKF AB Class B 130,857 2,379
Svenska Handelsbanken AB Class A 50,184 444
Swedbank AB Class A 27,731 483
Telefonaktiebolaget LM Ericsson Class
B 352,913 1,949
21,312
Switzerland - 6.6%
ABB, Ltd. 138,998 5,017
Adecco Group AG 63,669 2,184
Alcon, Inc. 38,879 2,829
Baloise Holding AG 2,364 395
Barry Callebaut AG 94 201
Chocoladefabriken Lindt & Spruengli
AG 29 690
Cie Financiere Richemont SA Class A 23,178 3,830
EMS-Chemie Holding AG 1,468 1,205
Geberit AG 8,271 4,710
Givaudan SA 122 427
Julius Baer Group, Ltd. 100,932 7,232
Kuehne & Nagel International AG 13,405 3,969
Lonza Group AG 5,941 3,698
Novartis AG 136,354 13,956
Partners Group Holding AG 5,550 5,389
Schindler Holding AG 2,462 540
SGS SA 31,825 2,874
Sika AG 1,022 281
Swatch Group AG (The) Class B 7,255 2,477
Swiss Life Holding AG 813 535
Swiss Prime Site AG Class A 3,697 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swisscom AG 6,602 4,526
UBS Group AG 868,292 17,648
Zurich Insurance Group AG 10,187 4,927
89,875
Taiwan - 1.9%
Catcher Technology Co., Ltd. 197,000 1,163
Hon Hai Precision Industry Co., Ltd. 2,374,241 8,085
Taiwan Semiconductor Manufacturing
Co., Ltd. 473,000 7,757
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 111,476 9,397
26,402
Thailand - 0.1%
Kasikornbank PCL 496,000 1,823
United Kingdom - 8.2%
Admiral Group PLC 45,907 1,334
AstraZeneca PLC 51,333 7,554
Aviva PLC 358,317 1,906
Babcock International Group PLC(Æ) 225,291 899
BAE Systems PLC 43,384 553
Barclays PLC 1,344,943 2,713
Barratt Developments PLC 325,117 2,046
Berkeley Group Holdings PLC 4,667 261
BP PLC 748,213 5,032
British American Tobacco PLC 18,326 677
British Land Co. PLC (The)(ö) 191,747 965
BT Group PLC 990,302 1,976
CK Hutchison Holdings, Ltd. Class B 88,631 596
Compass Group PLC 302,296 7,968
Croda International PLC 3,703 325
Diageo PLC 99,876 4,563
easyJet PLC(Æ) 299,805 1,877
Halma PLC 4,210 123
HSBC Holdings PLC 991,084 7,133
Intermediate Capital Group PLC 120,871 1,989
Intertek Group PLC 93,755 4,900
J Sainsbury PLC 2,072,984 7,212
Kingfisher PLC 268,780 871
Land Securities Group PLC(ö) 131,727 1,119
Legal & General Group PLC 67,386 199
Lloyds Banking Group PLC 532,224 323
Marks & Spencer Group PLC(Æ) 165,615 343
NatWest Group PLC 645,114 2,136
Persimmon PLC Class A 34,511 571
Reckitt Benckiser Group PLC 32,849 2,657
RELX PLC 37,156 1,236
Sage Group PLC (The) 41,323 426
Schroders PLC 145,882 894
Scottish & Southern Energy PLC 5,809 134
Smith & Nephew PLC 30,484 504
Spirax-Sarco Engineering PLC 2,005 280
St. James's Place PLC 131,743 2,001
Standard Chartered PLC 848,021 6,707
Taylor Wimpey PLC 972,823 1,572

See accompanying notes which are an integral part of the financial statements.
94 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tesco PLC 1,558,461 5,512
Travis Perkins PLC 261,754 3,154
Unilever PLC 112,881 6,287
United Utilities Group PLC 15,151 206
Vodafone Group PLC 810,241 974
Wausau Paper Corp. 239,593 2,781
Weir Group PLC (The) 371,580 8,602
112,091
United States - 10.4%
Accenture PLC Class A 34,944 9,794
Allegion PLC 66,607 7,359
Amdocs, Ltd. 48,488 4,425
Aon PLC Class A 26,154 8,505
CSL, Ltd. 5,093 1,014
Experian PLC 24,466 864
GSK Finance No. 3 PLC 328,634 5,953
Haleon PLC 3,067,156 13,542
Holcim AG(Æ) 42,315 2,788
James Hardie Industries PLC 81,802 1,824
Las Vegas Sands Corp.(Æ) 64,663 4,129
Linde PLC 35,558 13,137
Lululemon Athletica, Inc.(Æ) 8,239 3,130
Nestle SA 163,669 20,984
Roche Holding AG 38,608 12,122
Sanofi - ADR 115,068 12,683
Schlumberger, Ltd. 284,191 14,025
Schneider Electric SE 30,928 5,403
141,681
Total Common Stocks
(cost $1,217,330) 1,253,955
Preferred Stocks - 1.2%
Germany - 0.6%
Henkel AG & Co. KGaA
2.380% (Ÿ) 29,124 2,351
Porsche Automobil Holding SE
4.977% (Ÿ) 22,524 1,253
Volkswagen AG
23.851% (Ÿ) 39,493 5,390
8,994
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 184,584 7,730
Total Preferred Stocks
(cost $17,934) 16,724
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 46,369,004 (∞) 46,355
Total Short-Term Investments
(cost $46,355) 46,355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×) 31,124,575 (∞) 31,125
Total Other Securities
(cost $31,125) 31,125
Total Investments - 99.0%
(identified cost $1,312,744) 1,348,159
Other Assets and Liabilities,
Net - 1.0%
13,953
Net Assets - 100.0%
1,362,112

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 95
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.9%
ABN AMRO Bank NV 10/03/19 EUR 164,873 17.35 2,861
2,641
Adyen NV 07/25/19 EUR 1,694 1,021.06 1,730
2,713
Amundi SA 02/28/19 EUR 64,262 66.75 4,289
4,218
Cellnex Telecom SA 08/19/20 EUR 96,102 54.38 5,226
4,049
Covestro AG 06/26/19 EUR 162,311 45.33 7,357
7,117
Euronext NV 04/29/22 EUR 6,064 81.03 491
482
La Francaise des Jeux SAEM 12/02/22 EUR 16,300 40.36 658
697
Reliance Industries, Ltd. 10/21/20 US D 50,009 60.03 3,002
2,978
WH Group, Ltd. 06/26/19 HKD 2,406,500 0.72 1,728 1,343
26,238
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 238 EUR 17,764 05/23
(29)
DAX Index Futures 34 EUR 13,619 06/23
465
EURO STOXX 50 Index Futures 230 EUR 9,936 06/23
534
FTSE 100 Index Futures 158 GBP 12,423 06/23
525
FTSE/MIB Index Futures 29 EUR 3,901 06/23
80
IBEX 35 Index Futures 47 EUR 4,342 05/23
(99)
OMXS30 Index Futures 198 SEK 44,847 05/23
40
S&P/TSX 60 Index Futures 437 CAD 109,119 06/23
3,689
SPI 200 Index Futures 596 AUD 109,038 06/23
2,187
TOPIX Index Futures 255 JPY 5,247,900 06/23 810
Short Positions
Hang Seng Index Futures 106 HKD 104,940 05/23
(25)
MSCI Emerging Markets Index Futures 2,178 USD 107,180 06/23
(2,774)
MSCI Singapore Index Futures 330 SGD 9,854 05/23
97
S&P 500 E-Mini Index Futures 236 USD 49,424 06/23 (3,489)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,011
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,486 DKK 10,071 05/02/23 3
Bank of America USD 1,612 EUR 1,466 05/03/23 3
Bank of America USD 24,629 EUR 22,500 06/21/23 233
Bank of America EUR 9,200 USD 10,121 06/21/23 (45)
Bank of America JPY 252,883 USD 1,857 05/02/23 1
Bank of New York USD 14,117 AUD 21,285 06/21/23 (3)
Bank of New York USD 14,127 CAD 19,408 06/21/23 213
Bank of New York USD 3,338 DKK 23,360 06/21/23 127
Bank of New York USD 4,841 GBP 4,078 06/21/23 288
Bank of New York USD 7,783 JPY 1,048,072 06/21/23 (32)

See accompanying notes which are an integral part of the financial statements.
96 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,303 SEK 35,089 06/21/23 127
BNP Paribas USD 619 GBP 493 05/03/23 —
HSBC USD 14,160 AUD 21,285 06/21/23 (45)
HSBC USD 14,125 CAD 19,408 06/21/23 214
HSBC USD 3,343 DKK 23,360 06/21/23 122
HSBC USD 4,845 GBP 4,078 06/21/23 285
HSBC USD 7,787 JPY 1,048,072 06/21/23 (36)
HSBC USD 3,307 SEK 35,089 06/21/23 124
Morgan Stanley USD 14,118 AUD 21,285 06/21/23 (3)
Morgan Stanley USD 14,117 CAD 19,408 06/21/23 221
Morgan Stanley USD 3,338 DKK 23,360 06/21/23 127
Morgan Stanley USD 4,842 GBP 4,078 06/21/23 288
Morgan Stanley USD 7,765 JPY 1,048,072 06/21/23 (14)
Morgan Stanley USD 3,299 SEK 35,089 06/21/23 132
Royal Bank of Canada USD 14,105 AUD 21,285 06/21/23 9
Royal Bank of Canada USD 14,116 CAD 19,408 06/21/23 223
Royal Bank of Canada USD 3,334 DKK 23,360 06/21/23 131
Royal Bank of Canada USD 4,835 GBP 4,078 06/21/23 295
Royal Bank of Canada USD 7,777 JPY 1,048,072 06/21/23 (26)
Royal Bank of Canada USD 3,297 SEK 35,089 06/21/23 133
State Street USD 3,971 NOK 42,060 06/21/23 (15)
State Street USD 312 SGD 420 06/21/23 4
State Street CHF 8,130 USD 8,747 06/21/23 (399)
State Street EUR 1,547 USD 1,643 06/21/23 (67)
State Street HKD 2,290 USD 293 06/21/23 —
State Street NZD 7,900 USD 4,828 06/21/23 (57)
Toronto Dominion Bank USD 14,111 AUD 21,285 06/21/23 4
Toronto Dominion Bank USD 14,117 CAD 19,408 06/21/23 222
Toronto Dominion Bank USD 3,334 DKK 23,360 06/21/23 131
Toronto Dominion Bank USD 4,837 GBP 4,078 06/21/23 292
Toronto Dominion Bank USD 7,776 JPY 1,048,072 06/21/23 (26)
Toronto Dominion Bank USD 3,298 SEK 35,089 06/21/23 133
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,317
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 21,590 $ —
$ —
$ 21,590 1.6
Austria — 8,800 —
—
8,800 0.6
Belgium — 5,341 —
—
5,341 0.4
Brazil 12,039 278 —
—
12,317 0.9
Burkina Faso 1,159 — —
—
1,159 0.1
Canada 60,824 — —
—
60,824 4.5
Chile 604 — —
—
604 —
*

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 97
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
China 4,711 21,384 —
—
26,095 1.9
Denmark 1,496 14,546 —
—
16,042 1.2
Finland — 19,156 —
—
19,156 1.4
France — 116,764 —
—
116,764 8.6
Germany — 64,770 —
—
64,770 4.8
Hong Kong — 46,330 —
—
46,330 3.4
India — 16,007 —
—
16,007 1.2
Indonesia — 1,447 —
—
1,447 0.1
Ireland 3,083 19,233 —
—
22,316 1.6
Israel 557 1,358 —
—
1,915 0.1
Italy — 29,669 —
—
29,669 2.2
Japan — 220,888 —
—
220,888 16.2
Luxembourg — 11,779 —
—
11,779 0.9
Malaysia — 1,034 —
—
1,034 0.1
Mexico 6,055 867 —
—
6,922 0.5
Netherlands 491 75,740 —
—
76,231 5.6
New Zealand — 4,807 —
—
4,807 0.4
Norway — 5,126 —
—
5,126 0.4
Portugal — 2,606 —
—
2,606 0.2
Russia — — —
—
— —
Singapore — 10,489 —
—
10,489 0.8
South Africa — 6,101 —
—
6,101 0.4
South Korea 1,814 17,009 —
—
18,823 1.4
Spain — 24,819 —
—
24,819 1.8
Sweden — 21,312 —
—
21,312 1.6
Switzerland — 89,875 —
—
89,875 6.6
Taiwan 9,397 17,005 —
—
26,402 1.9
Thailand — 1,823 —
—
1,823 0.1
United Kingdom — 112,091 —
—
112,091 8.2
United States 64,504 77,177 —
—
141,681 10.4
Preferred Stocks — 16,724 — — 16,724 1.2
Short-Term Investments — — — 46,355 46,355 3.4
Other Securities — — — 31,125 31,125 2.3
Total Investments 166,734 1,103,945 — 77,480 1,348,159 99.0
Other Assets and Liabilities, Net
1.0
100.0
Other Financial Instruments
Assets
Futures Contracts 8,427 — — — 8,427 0.6

See accompanying notes which are an integral part of the financial statements.
98 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts 7 4,078 — — 4,085 0.3
Liabilities
Futures Contracts (6,416) — — — (6,416) (0.5)
Foreign Currency Exchange Contracts — (768) — — (768) (0.1)
Total Other Financial Instruments
**
$ 2,018 $ 3,310 $ — $ — $ 5,328
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
190,898
Consumer Staples ...............................................................................
105,870
Energy ................................................................................................
66,680
Financial Services ..............................................................................
278,782
Health Care ........................................................................................
131,308
Materials and Processing ...................................................................
125,296
Producer Durables ..............................................................................
188,053
Technology .........................................................................................
124,330
Utilities ...............................................................................................
42,738
Preferred Stocks
Consumer Discretionary ....................................................................
6,643
Consumer Staples ...............................................................................
2,351
Technology .........................................................................................
7,730
Short-Term Investments .............................................................
46,355
Other Securities ...........................................................................
31,125
Total Investments ............................................................................... 1,348,159

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 99
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4,085
Variation margin on futures contracts* 8,427 —
Total
$ 8,427 $ 4,085
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 6,416 $ —
Unrealized depreciation on foreign currency exchange contracts — 768
Total
$ 6,416 $ 768
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 20,958 $ —
Foreign currency exchange contracts — (6,808)
Total
$ 20,958 $ (6,808)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (15,383) $ —
Foreign currency exchange contracts — 12,141
Total
$ (15,383) $ 12,141
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
100 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 29,631 $ — $ 29,631
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,085 — 4,085
Total Financial and Derivative Assets
33,716 — 33,716
Financial and Derivative Assets not subject to a netting agreement
(7) — (7)
Total Financial and Derivative Assets subject to a netting agreement
$ 33,709 $ — $ 33,709
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 232 $ 45 $ — $ 187
Bank of Montreal
10,564 — 10,564 —
Bank of New York
755 35 — 720
Barclays
352 — 352 —
Citigroup
17,754 — 17,754 —
HSBC
1,355 81 609 665
Morgan Stanley
769 18 — 751
Royal Bank of Canada
791 26 — 765
State Street
4 4 — —
Toronto Dominion Bank
781 25 — 756
UBS
352 — 352 —
Total
$ 33,709 $ 234 $ 29,631 $ 3,844

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 101
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 768 $ — $ 768
Total Financial and Derivative Liabilities
768 — 768
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 768 $ — $ 768
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 45 $ 45 $ — $ —
Bank of New York 35 35 — —
HSBC 81 81 — —
Morgan Stanley 18 18 — —
Royal Bank of Canada 26 26 — —
State Street 538 4 — 534
Toronto Dominion Bank 25 25 — —
Total
$ 768 $ 234 $ — $ 534
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
102 International Developed Markets Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,312,744
Investments, at fair value(*)(>) ....................................................................................................................................................
1,348,159
Foreign currency holdings(^) ....................................................................................................................................................... 8,334
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 4,085
Receivables:
Dividends and interest ...................................................................................................................................................... 5,991
Dividends from affiliated funds ....................................................................................................................................... 201
Investments sold ............................................................................................................................................................... 1,856
Fund shares sold ............................................................................................................................................................... 483
Foreign capital gains taxes recoverable ........................................................................................................................... 6,065
From broker(a) ................................................................................................................................................................. 23,610
Variation margin on futures contracts .............................................................................................................................. 2,026
Prepaid expenses .......................................................................................................................................................................... 10
Total assets ...............................................................................................................................................................
1,400,820
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,308
Fund shares redeemed ...................................................................................................................................................... 1,083
Accrued fees to affiliates .................................................................................................................................................. 976
Other accrued expenses .................................................................................................................................................... 330
Deferred capital gains tax liability ................................................................................................................................... 118
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 768
Payable upon return of securities loaned ..................................................................................................................................... 31,125
Total liabilities ...........................................................................................................................................................
38,708
Net Assets ...............................................................................................................................................................
$ 1,362,112

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 103
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,541
Shares of beneficial interest .........................................................................................................................................................
338
Additional paid-in capital ............................................................................................................................................................
1,357,233
Net Assets ...............................................................................................................................................................
$ 1,362,112
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 40.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 42.56
Class A — Net assets ........................................................................................................................................................... $ 18,181,764
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 453,258
Net asset value per share: Class C(#) ........................................................................................................................................... $ 40.23
Class C — Net assets ........................................................................................................................................................... $ 7,232,245
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 179,775
Net asset value per share: Class M(#) .......................................................................................................................................... $ 40.25
Class M — Net assets .......................................................................................................................................................... $ 245,771,251
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,105,588
Net asset value per share: Class S(#) ........................................................................................................................................... $ 40.25
Class S — Net assets ............................................................................................................................................................ $ 1,047,005,142
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 26,010,963
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 40.32
Class Y — Net assets ........................................................................................................................................................... $ 43,921,441
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,089,189
Amounts in thousands
(^)     Foreign currency holdings - cost $ 8,307
(*)     Securities on loan included in investments $ 29,631
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 77,480
(a)     Receivable from Broker for Futures $ 23,610
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
104 International Developed Markets Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19,763
Dividends from affiliated funds ....................................................................................................................................... 878
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ....................................................................................................................................... 42
Less foreign taxes withheld ............................................................................................................................................. (1,846)
Total investment income ..............................................................................................................................................................
18,838
Expenses
Advisory fees ................................................................................................................................................................... 4,708
Administrative fees .......................................................................................................................................................... 326
Custodian fees .................................................................................................................................................................. 188
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 26
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 237
Transfer agent fees - Class S ............................................................................................................................................ 1,041
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 115
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 49
Printing fees ..................................................................................................................................................................... 49
Miscellaneous .................................................................................................................................................................. 3 6
Expenses before reductions .............................................................................................................................................. 6,88 7
Expense reductions .......................................................................................................................................................... (716)
Net expenses ................................................................................................................................................................................
6,171
Net investment income (loss) .......................................................................................................................................................
12,667
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $153) ................................................................................................. (34,692)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 20,958
Foreign currency exchange contracts ............................................................................................................................... (6,808)
Foreign currency-related transactions .............................................................................................................................. 1,536
Net realized gain (loss) ................................................................................................................................................................
(19,008)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $ (118) ) ....................................................... 292,49 1
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (15,383)
Foreign currency exchange contracts ............................................................................................................................... 12,141
Foreign currency-related transactions .............................................................................................................................. 1,330
Net change in unrealized appreciation (depreciation) ................................................................................................................. 290,581
Net realized and unrealized gain (loss) ........................................................................................................................................ 271,573
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 284,240

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 105
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,667 $ 36,551
Net realized gain (loss) ....................................................................................................................... (19,008) (32,488)
Net change in unrealized appreciation (depreciation) ........................................................................ 290,581 (460,253)
Net increase (decrease) in net assets from operations .............................................................................. 284,240 (456,190)
Distributions
To shareholders
Class A .......................................................................................................................................... (259) (669)
Class C .......................................................................................................................................... (98) (210)
Class M ......................................................................................................................................... (3,338) (12,252)
Class S .......................................................................................................................................... (14,690) (51,587)
Class Y .......................................................................................................................................... (580) (2,017)
Net decrease in net assets from distributions ............................................................................................ (18,965) (66,735)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (362,380) (54,660)
Total Net Increase (Decrease) in Net Assets ........................................................................
(97,105) (577,585)
Net Assets
Beginning of period .................................................................................................................................. 1,459,217 2,036,802
End of period .............................................................................................................................................
$ 1,362,112 $ 1,459,217

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
106 International Developed Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 16 $ 599 114 $ 4,071
Proceeds from reinvestment of distributions 7 258 16 662
Payments for shares redeemed (69) (2,612) (157) (5,806)
Net increase (decrease)
(46) (1,755) (27) (1,073)
Class C
Proceeds from shares sold 3 113 5 210
Proceeds from reinvestment of distributions 3 98 5 209
Payments for shares redeemed (16) (591) (37) (1,471)
Net increase (decrease)
(10) (380) (27) (1,052)
Class M
Proceeds from shares sold 835 31,435 1,102 42,546
Proceeds from reinvestment of distributions 93 3,337 297 12,249
Payments for shares redeemed (2,903) (103,838) (1,503) (57,066)
Net increase (decrease)
(1,975) (69,066) (104) (2,271)
Class S
Proceeds from shares sold 826 31,221 4,339 170,758
Proceeds from reinvestment of distributions 407 14,608 1,242 51,336
Payments for shares redeemed (9,320) (336,695) (6,940) (263,257)
Net increase (decrease)
(8,087) (290,866) (1,359) (41,163)
Class Y
Proceeds from shares sold 34 1,155 53 1,816
Proceeds from reinvestment of distributions 16 580 49 2,017
Payments for shares redeemed (54) (2,048) (389) (12,934)
Net increase (decrease)
(4) (313) (287) (9,101)
Total increase (decrease)
(10,122) $ (362,380) (1,804) $ (54,660)

See accompanying notes which are an integral part of the financial statements.
108 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 33.13 .30 7.21 7.51 — (.53)
October 31, 2022 44.41 .67 (10.63) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
Class C
April 30, 2023* 33.35 .16 7.25 7.41 — (.53)
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
Class M
April 30, 2023* 33.18 .38 7.22 7.60 — (.53)
October 31, 2022 44.49 .82 (10.63) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
Class S
April 30, 2023* 33.20 .35 7.23 7.58 — (.53)
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
Class Y
April 30, 2023* 33.23 .39 7.23 7.62 — (.53)
October 31, 2022 44.56 .85 (10.66) (9.80) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 109
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.53) 40.11 22.85 18,182 1.27 1.22 1.60 12
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.75 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.53) 40.23 22.40 7,232 2.02 1.97 .87 12
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.53) 40.25 23.09 245,771 1.02 .83 1.99 12
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
(.53) 40.25 23.02 1,047,005 1.02 .93 1.86 12
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.05 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.53) 40.32 23.12 43,922 .83 .77 2.08 12
(1.52) 33.23 (22.68) 36,313 .81 .77 2.22 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
110 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 743,448
Administrative fees 54,065
Distribution fees 8,190
Shareholder servicing fees 1,483
Transfer agent fees 154,030
Trustee fees 14,945
$ 976,161
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,951 $ 500,809 $ 490,405 $ (2) $ 2 $ 46,355 $ 878 $ —
U.S. Cash Collateral Fund 6,647 97,194 72,716 — — 31,125 106 —
$ 42,598 $ 598,003 $ 563,121 $ (2) $ 2 $ 77,480 $ 984 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,326,820,752 $ 98,054,321 $ (71,387,502) $ 26,666,819

Global Equity Fund 111
Russell Investment Company
Global Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,128.90 $ 1,018.65
Expenses Paid During Period* $ 6.55 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,125.20 $ 1,014.93
Expenses Paid During Period* $ 10.49 $ 9.94
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,131.70 $ 1,020.38
Expenses Paid During Period* $ 4.70 $ 4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

112 Global Equity Fund
Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,129.60 $ 1,019.89
Expenses Paid During Period* $ 5.23 $ 4.96
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,132.60 $ 1,020.88
Expenses Paid During Period* $ 4.18 $ 3.96
* Expenses are equal to the Fund's annualized expense ratio of 0 .79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 113
Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Australia - 0.3%
ASX, Ltd. - ADR 6,794 309
BHP Group, Ltd. - ADR 66,310 1,962
Brambles, Ltd. 47,284 447
Commonwealth Bank of Australia
- ADR 5,478 361
Rio Tinto PLC 27,902 1,772
South32, Ltd. Class B 197,709 560
5,411
Austria - 0.4%
ams AG(Æ) 136,571 948
Erste Group Bank AG 90,448 3,299
Mondi PLC 135,418 2,155
6,402
Belgium - 0.2%
Ageas SA 50,940 2,268
Proximus SA 148,209 1,265
3,533
Brazil - 0.6%
Atacadao SA 537,172 1,158
Banco Bradesco SA - ADR(Ñ) 1,085,542 3,039
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 150,598 1,393
Telefonica Brasil SA 307,073 2,531
Ultrapar Participacoes SA 506,300 1,466
9,587
Burkina Faso - 0.1%
Endeavour Mining PLC 64,777 1,668
Canada - 2.3%
Agnico Eagle Mines, Ltd. 30,566 1,734
ARC Resources, Ltd. 107,032 1,329
Barrick Gold Corp. 171,289 3,257
CAE, Inc.(Æ) 282,515 6,358
Cameco Corp. Class A 56,009 1,540
Canadian National Railway Co. 66,932 7,978
Intact Financial Corp. 6,111 924
Kinross Gold Corp. 120,339 608
Royal Bank of Canada - GDR(Ñ) 22,861 2,270
Sun Life Financial, Inc. 31,355 1,538
Suncor Energy, Inc. 181,170 5,672
Toronto-Dominion Bank (The) 28,609 1,733
34,941
China - 0.5%
Baidu, Inc. Class A(Æ) 24,500 369
Baidu, Inc. - ADR(Æ) 2,056 248
China Construction Bank Corp. Class H 3,083,074 2,068
Dongfeng Motor Group Co., Ltd. Class
H 3,198,000 1,529
Industrial & Commercial Bank of
China, Ltd. Class H 1,147,000 618
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 56,600 2,504
7,336
Denmark - 0.4%
Novo Nordisk A/S Class B 34,989 5,837
Finland - 0.5%
Elisa OYJ 8,689 539
Nokia OYJ 629,386 2,661
Orion OYJ Class B 7,117 335
Sampo OYJ Class A 22,965 1,165
Wartsila OYJ Abp Class B 239,605 2,783
7,483
France - 4.8%
Accor SA 75,900 2,692
Airbus Group SE 52,365 7,351
AXA SA 173,961 5,679
BNP Paribas SA 222,709 14,419
Capgemini SE 12,247 2,235
Carrefour SA 157,442 3,276
Cie de Saint-Gobain SA 68,518 3,966
Dassault Aviation SA 5,537 1,083
Dassault Systemes SE 8,341 339
Engie SA(Ñ) 326,001 5,220
LVMH Moet Hennessy Louis Vuitton
SE - ADR(Ñ) 8,396 8,068
Orange SA - ADR 294,707 3,836
Pernod Ricard SA 14,471 3,343
PPR SA 412 264
Renault SA 58,773 2,183
Societe Generale SA 120,375 2,929
TotalEnergies SE 118,404 7,548
74,431
Germany - 3.6%
Bayerische Motoren Werke
Aktiengesellschaft 99,676 11,141
CECONOMY AG(Æ) 178,123 542
Continental AG 26,049 1,822
Daimler Truck Holding AG 253,453 8,373
Deutsche Boerse AG 2,193 418
Evonik Industries AG 76,463 1,666
Fresenius SE & Co. KGaA 107,808 3,116
Hannover Rueck SE 3,647 778
HeidelbergCement AG 57,675 4,362
Mercedes-Benz Group AG 214,514 16,708
Muenchener Rueckversicherungs-
Gesellschaft AG 6,582 2,471
Siemens AG 21,848 3,584
54,981
Hong Kong - 1.5%
AIA Group, Ltd. 839,148 9,156
CK Asset Holdings, Ltd. 424,000 2,507
Hang Seng Bank, Ltd. 32,600 484
Hong Kong & China Gas Co., Ltd. 634,000 563
Power Assets Holdings, Ltd. 65,500 374

See accompanying notes which are an integral part of the financial statements.
114 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Techtronic Industries Co., Ltd. 710,467 7,712
WH Group, Ltd.(Þ) 3,315,291 1,850
22,646
India - 0.7%
HDFC Bank, Ltd. - ADR 165,346 11,541
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 4,545,322 1,606
Ireland - 1.2%
AIB Group PLC 489,334 2,111
Bank of Ireland Group PLC 237,134 2,455
Flutter Entertainment PLC(Æ) 20,796 4,167
Kerry Group PLC Class A 60,478 6,368
Ryanair Holdings PLC - ADR(Æ) 28,083 2,684
17,785
Italy - 1.1%
Assicurazioni Generali SpA 151,418 3,152
BPER Banca 708,863 1,990
Eni SpA - ADR 365,412 5,537
FinecoBank Banca Fineco SpA 23,779 360
UniCredit SpA 303,690 6,010
17,049
Japan - 8.9%
Alfresa Holdings Corp. 93,100 1,346
Alps Alpine Co., Ltd. 117,300 1,071
Amada Holdings Co., Ltd. 151,200 1,413
Astellas Pharma, Inc. 102,800 1,550
Benesse Holdings, Inc. 9,700 139
Canon, Inc. 39,600 946
Dai-ichi Life Holdings, Inc. 154,100 2,861
DeNA Co., Ltd. 88,700 1,246
Disco Corp. 2,100 239
Eisai Co., Ltd. 18,800 1,087
FANUC Corp. 45,000 1,524
Fuji Media Holdings, Inc. 18,100 170
Hakuhodo DY Holdings, Inc. 100,800 1,188
Hino Motors, Ltd.(Æ) 332,100 1,309
Honda Motor Co., Ltd. 178,777 4,747
Inpex Corp. 193,700 2,137
Isuzu Motors, Ltd. 203,300 2,396
Japan Airlines Co., Ltd. 86,300 1,642
Japan Exchange Group, Inc. 16,400 266
JGC Holdings Corp. 125,900 1,572
Kao Corp. 21,200 858
KDDI Corp. 54,500 1,702
Keyence Corp. 15,000 6,770
Kirin Holdings Co., Ltd. 182,600 2,969
Komatsu, Ltd. 3,900 96
Kyocera Corp. 14,900 782
Makita Corp. 101,032 2,837
Mitsubishi Electric Corp. 82,500 1,023
Mitsubishi Estate Co., Ltd. 190,000 2,348
Mitsubishi UFJ Financial Group, Inc. 675,700 4,262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings,
Inc. 97,700 3,209
Nikon Corp. 141,800 1,465
Nintendo Co., Ltd. 33,100 1,396
Nippon Television Holdings, Inc. 55,500 500
Nissan Motor Co., Ltd. 743,600 2,719
Nitto Denko Corp. 8,300 537
Nomura Holdings, Inc. 256,400 921
Ono Pharmaceutical Co., Ltd. 111,488 2,256
Otsuka Holdings Co., Ltd. 11,700 401
Resona Holdings, Inc. 551,100 2,738
Shin-Etsu Chemical Co., Ltd. 402,500 11,520
Shiseido Co., Ltd. 115,100 5,774
SMC Corp. 4,400 2,203
Sony Group Corp. 28,600 2,717
Stanley Electric Co., Ltd. 87,129 1,963
Subaru Corp. 167,885 2,730
Sumitomo Electric Industries, Ltd. 216,800 2,764
Sumitomo Heavy Industries, Ltd. 72,300 1,748
Sumitomo Mitsui Financial Group, Inc. 144,600 5,936
Sumitomo Mitsui Trust Holdings, Inc. 100,800 3,638
Sumitomo Rubber Industries, Ltd. 136,800 1,253
T&D Holdings, Inc. 317,000 3,880
Taiheiyo Cement Corp. 71,500 1,281
Takeda Pharmaceutical Co., Ltd. 87,500 2,909
THK Co., Ltd. 86,400 1,937
Tokio Marine Holdings, Inc. 81,600 1,642
Tokyo Electron, Ltd. 83,700 9,559
Tsuruha Holdings, Inc. 25,500 1,670
Yamato Holdings Co., Ltd. 161,700 2,780
136,542
Luxembourg - 0.5%
Eurofins Scientific SE 80,257 5,613
RTL Group SA 34,315 1,608
7,221
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,403
Mexico - 0.1%
Fresnillo PLC 136,955 1,225
Netherlands - 3.6%
ABN AMRO Bank NV(Ñ)(Þ) 241,095 3,862
ASML Holding NV 3,727 2,373
Ferrari NV 8,600 2,396
Heineken NV 154,736 17,761
ING Groep NV 990,232 12,297
Koninklijke Philips NV 186,947 3,951
Shell PLC 341,305 10,500
Universal Music Group NV 100,572 2,200
VEON Ltd. - ADR(Æ) 8,759 174
55,514
Norway - 0.0%
Mowi ASA 18,258 348

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 115
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norsk Hydro ASA 68,091 501
849
Russia - 0.0%
Gazprom PJSC(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 51,140 1,268
Singapore Telecommunications, Ltd. 112,500 216
United Overseas Bank, Ltd. 122,401 2,601
4,085
South Africa - 0.1%
MTN Group, Ltd. 61,178 429
Old Mutual, Ltd. 1,847,906 1,176
1,605
South Korea - 2.1%
Coway Co., Ltd. 37,789 1,390
Hankook Tire & Technology Co., Ltd. 43,698 1,128
Hyundai Mobis Co., Ltd. 14,849 2,424
KB Financial Group, Inc. 94,549 3,508
KT Corp. - ADR(Ñ) 219,054 2,475
LG Energy Solution, Ltd.(Æ) 5,338 2,333
Samsung Electronics Co., Ltd. 251,909 12,411
Shinhan Financial Group Co., Ltd. 165,247 4,331
SK Hynix, Inc. 42,115 2,837
32,837
Spain - 0.3%
CaixaBank SA 313,861 1,162
Cellnex Telecom SA(Þ) 52,790 2,224
Industria de Diseno Textil SA(Ñ) 37,954 1,306
4,692
Sweden - 0.6%
Assa Abloy AB Class B 97,392 2,320
Boliden AB(Ñ) 18,155 650
SKF AB Class B 186,291 3,387
Telefonaktiebolaget LM Ericsson Class
B 449,622 2,483
8,840
Switzerland - 2.9%
ABB, Ltd. 37,932 1,369
Adecco Group AG 85,102 2,919
Cie Financiere Richemont SA Class A 20,724 3,425
EMS-Chemie Holding AG 488 401
Geberit AG 957 545
Julius Baer Group, Ltd. 36,096 2,586
Kuehne & Nagel International AG 1,864 552
Lonza Group AG 3,792 2,360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novartis AG 172,409 17,646
Partners Group Holding AG 976 948
SGS SA 7,175 648
Swatch Group AG (The) Class B 9,520 3,251
Swisscom AG 1,229 843
UBS Group AG 299,749 6,092
Zurich Insurance Group AG 2,519 1,218
44,803
Taiwan - 2.1%
Catcher Technology Co., Ltd. 278,364 1,643
Hon Hai Precision Industry Co., Ltd. 529,000 1,801
Taiwan Semiconductor Manufacturing
Co., Ltd. 136,000 2,230
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 312,698 26,361
32,035
Thailand - 0.4%
Kasikornbank PCL 1,069,400 3,930
SCB X PCL 558,100 1,695
5,625
United Kingdom - 4.2%
Anglo American PLC 173,527 5,329
AstraZeneca PLC 25,713 3,784
Babcock International Group PLC(Æ) 329,588 1,315
BP PLC 1,045,430 7,031
British American Tobacco PLC 31,029 1,141
British Land Co. PLC (The)(ö) 280,567 1,412
BT Group PLC 1,209,524 2,414
Compass Group PLC 196,329 5,175
Diageo PLC 48,708 2,225
easyJet PLC(Æ) 424,012 2,655
J Sainsbury PLC 393,681 1,370
Kingfisher PLC 424,886 1,377
Land Securities Group PLC(ö) 192,732 1,637
Lloyds Banking Group PLC 2,464,617 1,497
Marks & Spencer Group PLC(Æ) 248,590 514
NatWest Group PLC 453,498 1,502
Persimmon PLC Class A 17,980 297
Reckitt Benckiser Group PLC 4,507 364
Schroders PLC 40,311 247
St. James's Place PLC 20,458 311
Standard Chartered PLC 570,222 4,510
Unilever PLC 172,570 9,612
Wausau Paper Corp. 338,789 3,932
Weir Group PLC (The) 233,441 5,404
65,055
United States - 49.2%
3M Co. 5,190 551
Abbott Laboratories 22,595 2,496
AbbVie, Inc. 3,515 531
Accenture PLC Class A 32,580 9,132
Adobe, Inc.(Æ) 29,150 11,006
Advanced Micro Devices, Inc.(Æ) 43,906 3,924
Aflac, Inc. 4,651 325

See accompanying notes which are an integral part of the financial statements.
116 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agilent Technologies, Inc. 20,674 2,800
Air Products & Chemicals, Inc. 5,954 1,753
Airbnb, Inc. Class A(Æ) 26,257 3,142
Akamai Technologies, Inc.(Æ) 2,723 223
Albemarle Corp. 8,766 1,626
Align Technology, Inc.(Æ) 917 298
Allegion PLC 54,368 6,007
Alphabet, Inc. Class A(Æ) 43,037 4,620
Alphabet, Inc. Class C(Æ) 312,296 33,797
Amazon.com, Inc.(Æ) 207,410 21,871
American Express Co. 24,758 3,994
American Financial Group, Inc. 4,834 593
American International Group, Inc. 5,562 295
Amgen, Inc. 8,385 2,010
Amphenol Corp. Class A 5,355 404
Analog Devices, Inc. 11,619 2,090
Ansys, Inc.(Æ) 12,650 3,971
AO Smith Corp. 4,557 311
Apple, Inc. 132,682 22,513
Applied Materials, Inc. 4,956 560
Arch Capital Group, Ltd.(Æ) 3,295 247
Archer-Daniels-Midland Co. 3,270 255
Arista Networks, Inc.(Æ) 2,275 364
Arthur J Gallagher & Co. 1,918 399
AT&T, Inc. 21,132 373
Autodesk, Inc.(Æ) 31,861 6,206
Automatic Data Processing, Inc. 8,401 1,848
Bank of America Corp. 17,250 505
Bank of New York Mellon Corp. (The) 5,005 213
Becton Dickinson & Co. 35,804 9,463
Berkshire Hathaway, Inc. Class B(Æ) 3,392 1,114
Best Buy Co., Inc. 10,809 806
Biogen, Inc.(Æ) 2,098 638
BlackRock, Inc. Class A 2,661 1,786
Blackstone Group, Inc. (The) Class A 42,534 3,800
Block, Inc. Class A(Æ) 44,111 2,682
Booking Holdings, Inc.(Æ) 1,450 3,895
Boston Scientific Corp.(Æ) 7,563 394
Bristol-Myers Squibb Co. 8,482 566
Broadcom, Inc. 1,229 770
Broadridge Financial Solutions, Inc. 4,914 715
Brown & Brown, Inc. 4,533 292
Cabot Oil & Gas Corp. 14,187 363
Cadence Design Systems, Inc.(Æ) 1,850 388
Campbell Soup Co. 9,873 536
Cboe Global Markets, Inc. 2,994 418
CBRE Group, Inc. Class A(Æ) 4,130 317
CDW Corp. 1,904 323
Centene Corp.(Æ) 6,472 446
Ceridian HCM Holding, Inc.(Æ) 31,730 2,014
CF Industries Holdings, Inc. 4,547 325
CH Robinson Worldwide, Inc. 5,965 602
Charles Schwab Corp. (The) 125,457 6,554
Chevron Corp. 23,669 3,990
Chipotle Mexican Grill, Inc. Class
A(Æ) 221 457
Chubb, Ltd. 2,938 592
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Church & Dwight Co., Inc. 3,205 311
Cigna Corp. 33,687 8,533
Cincinnati Financial Corp. 6,952 740
Cintas Corp. 882 402
Cisco Systems, Inc. 65,170 3,079
Citigroup, Inc. 55,480 2,611
Clorox Co. (The) 9,458 1,566
CME Group, Inc. Class A 67,816 12,598
Coca-Cola Co. (The) 23,615 1,515
Cognizant Technology Solutions Corp.
Class A 28,747 1,717
Colgate-Palmolive Co. 22,681 1,810
Comcast Corp. Class A 16,234 672
Conagra Brands, Inc. 8,314 316
ConocoPhillips Co. 8,324 856
Cooper Cos., Inc. (The) 19,318 7,369
Copart, Inc.(Æ) 5,458 431
Corning, Inc. 8,021 266
Costco Wholesale Corp. 1,777 894
Cummins, Inc. 5,167 1,214
CVS Health Corp. 10,887 798
Danaher Corp. 45,469 10,772
Devon Energy Corp. 7,182 384
Diamondback Energy, Inc. 2,400 341
Dollar Tree, Inc.(Æ) 43,464 6,681
Dow, Inc. 6,583 358
DR Horton, Inc. 36,210 3,977
Eaton Corp. PLC 8,511 1,422
eBay, Inc. 6,771 314
Edwards Lifesciences Corp.(Æ) 4,159 366
Electronic Arts, Inc. 2,978 379
Elevance Health, Inc. 19,885 9,319
Eli Lilly & Co. 15,438 6,111
Emerson Electric Co. 3,060 255
Entergy Corp. 1,389 149
EOG Resources, Inc. 17,445 2,084
Equifax, Inc. 28,664 5,973
Estee Lauder Cos., Inc. (The) Class A 1,386 342
Etsy, Inc.(Æ) 23,335 2,358
Everest Re Group, Ltd. 1,807 683
Exelon Corp. 6,121 260
Expeditors International of Washington,
Inc. 3,002 342
Exxon Mobil Corp. 45,604 5,397
Fastenal Co. 7,868 424
FedEx Corp. 3,347 762
Ferguson PLC 2,142 302
Fidelity National Information Services,
Inc. 6,773 398
FirstEnergy Corp. 5,606 223
Ford Motor Co. 22,012 262
Freeport-McMoRan, Inc. 13,779 522
General Dynamics Corp. 29,249 6,386
General Mills, Inc. 18,923 1,677
General Motors Co. 7,538 249
Genuine Parts Co. 5,259 885
Gilead Sciences, Inc. 24,587 2,021

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 117
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global Payments, Inc. 3,146 355
Goldman Sachs Group, Inc. (The) 1,257 432
GSK Finance No. 3 PLC 300,243 5,439
Haleon PLC 2,698,549 11,915
Halliburton Co. 95,863 3,140
HCA Healthcare, Inc. 47,512 13,652
Henry Schein, Inc.(Æ) 3,270 264
Hershey Co. (The) 8,134 2,221
Hewlett Packard Enterprise Co. 16,503 236
Holcim AG(Æ) 52,893 3,485
Hologic, Inc.(Æ) 4,423 380
Home Depot, Inc. (The) 10,182 3,060
Honeywell International, Inc. 9,121 1,823
Horizon Therapeutics PLC(Æ) 2,535 282
Hormel Foods Corp. 18,433 745
HP, Inc. 10,189 303
HubSpot, Inc.(Æ) 4,303 1,811
Humana, Inc. 640 340
IDEXX Laboratories, Inc.(Æ) 602 296
Illinois Tool Works, Inc. 7,616 1,843
Illumina, Inc.(Æ) 11,594 2,383
Insulet Corp.(Æ) 9,658 3,072
Intel Corp. 28,138 874
Intuit, Inc. 1,145 508
Intuitive Surgical, Inc.(Æ) 10,982 3,308
James Hardie Industries PLC 11,418 255
JM Smucker Co. (The) 5,048 779
Johnson & Johnson 46,646 7,636
JPMorgan Chase & Co. 42,089 5,818
Kellogg Co. 11,745 819
Keurig Dr Pepper, Inc. 31,799 1,040
Keysight Technologies, Inc.(Æ) 1,732 251
Kimberly-Clark Corp. 10,246 1,485
Kinder Morgan, Inc. 25,042 429
Kraft Heinz Foods Co. 6,413 252
Kroger Co. (The) 62,697 3,049
L3Harris Technologies, Inc. 8,181 1,597
Laboratory Corp. of America Holdings 1,396 317
Lam Research Corp. 4,758 2,494
Las Vegas Sands Corp.(Æ) 60,842 3,885
Lennar Corp. Class A 17,638 1,990
Linde PLC 34,582 12,776
LKQ Corp. 4,071 235
Lululemon Athletica, Inc.(Æ) 9,499 3,609
LyondellBasell Industries NV Class A 2,766 262
Marathon Oil Corp. 11,427 276
Marathon Petroleum Corp. 2,188 267
Marsh & McLennan Cos., Inc. 35,606 6,416
MasterCard, Inc. Class A 46,313 17,600
McDonald's Corp. 3,745 1,108
Medtronic PLC 87,029 7,915
Merck & Co., Inc. 30,997 3,579
Meta Platforms, Inc. Class A(Æ) 90,194 21,675
Microchip Technology, Inc. 3,926 287
Micron Technology, Inc. 156,066 10,044
Microsoft Corp. 147,801 45,413
Moderna, Inc.(Æ) 2,752 366
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mondelez International, Inc. Class A 24,763 1,900
MongoDB, Inc.(Æ) 6,814 1,635
Monster Beverage Corp.(Æ) 7,682 430
Morgan Stanley 4,730 426
Nestle SA 135,257 17,341
Netflix, Inc.(Æ) 2,324 767
NextEra Energy, Inc. 7,680 589
Nike, Inc. Class B 5,000 634
Northrop Grumman Corp. 15,008 6,923
Nucor Corp. 4,616 684
NVIDIA Corp. 8,936 2,480
NVR, Inc.(Æ) 50 292
Occidental Petroleum Corp. 4,173 257
Okta, Inc.(Æ) 22,090 1,514
Old Dominion Freight Line, Inc. 1,224 392
Omnicom Group, Inc. 2,756 250
ON Semiconductor Corp.(Æ) 26,567 1,912
PACCAR Financial Corp. 3,720 278
Packaging Corp. of America 5,300 717
Paychex, Inc. 14,478 1,591
PepsiCo, Inc. 39,116 7,467
Pfizer, Inc. 71,339 2,774
Pioneer Natural Resources Co. 2,462 536
PNC Financial Services Group, Inc.
(The) 1,936 252
Principal Financial Group, Inc. 3,780 282
Procter & Gamble Co. (The) 60,146 9,406
Progressive Corp. (The) 17,178 2,343
Prologis, LP(ö) 22,409 2,807
Prudential Financial, Inc. 2,362 206
PulteGroup, Inc. 3,451 232
QUALCOMM, Inc. 7,932 926
Quest Diagnostics, Inc. 2,268 315
Raytheon Technologies Corp. 32,335 3,230
Regeneron Pharmaceuticals, Inc.(Æ) 802 643
Republic Services, Inc. Class A 2,789 403
ResMed, Inc. 1,572 379
Robert Half International, Inc. 7,140 521
Roche Holding AG 33,790 10,591
S&P Global, Inc. 35,471 12,861
Salesforce, Inc.(Æ) 3,478 690
Sanofi - ADR 14,676 1,618
Schlumberger, Ltd. 284,676 14,049
Schneider Electric SE 20,008 3,496
Seagate Technology Holdings PLC 53,141 3,123
ServiceNow, Inc.(Æ) 6,993 3,213
Skyworks Solutions, Inc. 3,004 318
Snap-on, Inc. 1,696 440
Snowflake, Inc. Class A(Æ) 13,925 2,062
SolarEdge Technologies, Inc.(Æ) 6,656 1,901
SS&C Technologies Holdings, Inc. 4,694 275
Starbucks Corp. 19,328 2,209
Steel Dynamics, Inc. 3,159 328
Synopsys, Inc.(Æ) 929 345
T. Rowe Price Group, Inc. 13,961 1,568
Take-Two Interactive Software, Inc.(Æ) 2,274 283
Target Corp. 2,920 461

See accompanying notes which are an integral part of the financial statements.
118 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TE Connectivity, Ltd. 5,218 639
Tesla, Inc.(Æ) 9,542 1,568
Texas Instruments, Inc. 17,031 2,848
Thermo Fisher Scientific, Inc. 1,529 848
TJX Cos., Inc. (The) 50,179 3,955
T-Mobile USA, Inc.(Æ) 27,586 3,970
Tractor Supply Co. 4,482 1,069
Travelers Cos., Inc. (The) 12,015 2,176
Truist Financial Corp. 4,955 161
Uber Technologies, Inc.(Æ) 102,068 3,169
Ulta Beauty, Inc.(Æ) 684 377
United Parcel Service, Inc. Class B 13,783 2,478
United Rentals, Inc. 1,247 450
UnitedHealth Group, Inc. 25,080 12,342
Universal Health Services, Inc. Class B 2,074 312
US Bancorp 10,248 351
Valero Energy Corp. 4,508 517
Veeva Systems, Inc. Class A(Æ) 1,661 297
Verizon Communications, Inc. 13,282 516
Vertex Pharmaceuticals, Inc.(Æ) 1,655 564
Visa, Inc. Class A 5,394 1,255
VMware, Inc. Class A(Æ) 2,402 300
Walgreens Boots Alliance, Inc. 12,421 438
Walmart, Inc. 7,884 1,190
Walt Disney Co. (The)(Æ) 117,037 11,996
Warner Bros Discovery, Inc.(Æ) 26,551 361
Waste Management, Inc. 3,910 649
Wells Fargo & Co. 106,812 4,246
Welltower, Inc.(ö) 34,047 2,697
West Pharmaceutical Services, Inc. 15,658 5,656
Willis Towers Watson PLC 1,477 342
Workday, Inc. Class A(Æ) 1,483 276
WR Berkley Corp. 9,334 550
WW Grainger, Inc. 1,006 700
Zoetis, Inc. Class A 74,914 13,168
757,662
Total Common Stocks
(cost $1,225,977) 1,442,230
Preferred Stocks - 0.6%
Germany - 0.2%
Henkel AG & Co. KGaA
2.380% (Ÿ) 32,385 2,614
Porsche Automobil Holding SE
4.977% (Ÿ) 3,717 207
2,821
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 151,518 6,345
Total Preferred Stocks
(cost $9,181) 9,166
Short-Term Investments - 3.6%
United States - 3.6%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Management Fund(@) 55,011,074 (∞) 54,995
Total Short-Term Investments
(cost $54,994) 54,995
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 23,416,410 (∞) 23,416
Total Other Securities
(cost $23,416) 23,416
Total Investments - 99.4%
(identified cost $1,313,568) 1,529,807
Other Assets and Liabilities,
Net - 0.6%
9,538
Net Assets - 100.0%
1,539,345

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 119
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
ABN AMRO Bank NV 03/26/20 EUR 241,095 10.43 2,514
3,862
Cellnex Telecom SA 06/10/22 EUR 52,790 37.16 1,962
2,224
WH Group, Ltd. 04/08/22 HKD 3,315,291 0.62 2,039 1,850
7,936
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 1,380 USD 289,007 06/23
20,196
S&P/TSX 60 Index Futures 99 CAD 24,720 06/23
846
SPI 200 Index Futures 135 AUD 24,698 06/23 496
Short Positions
CAC40 Euro Index Futures 423 EUR 31,573 05/23
50
DAX Index Futures 56 EUR 22,431 06/23
(853)
EURO STOXX 50 Index Futures 347 EUR 14,990 06/23
(962)
FTSE 100 Index Futures 331 GBP 26,025 06/23
(1,202)
FTSE/MIB Index Futures 50 EUR 6,726 06/23
(149)
Hang Seng Index Futures 54 HKD 53,460 05/23
(13)
IBEX 35 Index Futures 75 EUR 6,928 05/23
157
MSCI Emerging Markets Index Futures 1,596 USD 78,539 06/23
(2,015)
MSCI Singapore Index Futures 162 SGD 4,837 05/23
47
OMXS30 Index Futures 292 SEK 66,138 05/23
(59)
TOPIX Index Futures 189 JPY 3,889,620 06/23 (639)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 15,900
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 413 USD 516 05/03/23 (3)
Bank of America HKD 7,977 USD 1,016 05/03/23 —
Bank of New York USD 2,962 AUD 4,466 06/21/23 (1)
Bank of New York USD 3,576 CAD 4,913 06/21/23 54
Bank of New York CHF 10,331 USD 11,104 06/21/23 (520)
Bank of New York EUR 21,871 USD 23,230 06/21/23 (937)
Bank of New York GBP 4,425 USD 5,253 06/21/23 (313)
Bank of New York JPY 1,075,396 USD 7,986 06/21/23 33
BNP Paribas USD 1,149 GBP 914 05/03/23 —
HSBC USD 2,971 AUD 4,466 06/21/23 (10)
HSBC USD 3,576 CAD 4,913 06/21/23 54
HSBC CHF 10,331 USD 11,118 06/21/23 (505)
HSBC EUR 21,871 USD 23,263 06/21/23 (904)
HSBC GBP 4,425 USD 5,258 06/21/23 (309)
HSBC JPY 1,075,396 USD 7,990 06/21/23 37

See accompanying notes which are an integral part of the financial statements.
120 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 2,962 AUD 4,466 06/21/23 (1)
Morgan Stanley USD 3,574 CAD 4,913 06/21/23 56
Morgan Stanley CHF 10,331 USD 11,125 06/21/23 (499)
Morgan Stanley EUR 21,871 USD 23,230 06/21/23 (937)
Morgan Stanley GBP 4,425 USD 5,254 06/21/23 (313)
Morgan Stanley JPY 1,075,396 USD 7,968 06/21/23 15
Royal Bank of Canada USD 2,960 AUD 4,466 06/21/23 2
Royal Bank of Canada USD 3,573 CAD 4,913 06/21/23 56
Royal Bank of Canada USD 14,799 EUR 13,800 06/21/23 450
Royal Bank of Canada CHF 10,331 USD 11,090 06/21/23 (533)
Royal Bank of Canada EUR 21,871 USD 23,207 06/21/23 (959)
Royal Bank of Canada GBP 4,425 USD 5,247 06/21/23 (320)
Royal Bank of Canada JPY 1,075,396 USD 7,980 06/21/23 27
State Street USD 6,468 DKK 45,281 06/21/23 248
State Street USD 4,256 NOK 45,071 06/21/23 (16)
State Street USD 177 NZD 290 06/21/23 2
State Street USD 6,905 SEK 73,432 06/21/23 273
State Street HKD 2,830 USD 362 06/21/23 1
State Street SGD 120 USD 89 06/21/23 (1)
Toronto Dominion Bank USD 2,961 AUD 4,466 06/21/23 1
Toronto Dominion Bank USD 3,574 CAD 4,913 06/21/23 56
Toronto Dominion Bank CHF 10,331 USD 11,094 06/21/23 (529)
Toronto Dominion Bank EUR 21,871 USD 23,208 06/21/23 (959)
Toronto Dominion Bank GBP 4,425 USD 5,249 06/21/23 (318)
Toronto Dominion Bank JPY 1,075,396 USD 7,979 06/21/23 26
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (7,496)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 5,411 $ —
$ —
$ 5,411 0.3
Austria — 6,402 —
—
6,402 0.4
Belgium — 3,533 —
—
3,533 0.2
Brazil 9,58 7 — —
—
9,58 7 0.6
Burkina Faso 1,668 — —
—
1,668 0.1
Canada 34,941 — —
—
34,941 2.3
China 248 7,08 8 —
—
7,33 6 0.5
Denmark — 5,837 —
—
5,837 0.4
Finland — 7,483 —
—
7,483 0.5
France — 74,431 —
—
74,431 4.8
Germany — 54,981 —
—
54,981 3.6
Hong Kong — 22,64 6 —
—
22,64 6 1.5
India 11,541 — —
—
11,541 0.7

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 121
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Indonesia — 1,606 —
—
1,606 0.1
Ireland 2,685 15,10 0 —
—
17,78 5 1.2
Italy — 17,049 —
—
17,049 1.1
Japan — 136,54 2 —
—
136,54 2 8.9
Luxembourg — 7,22 1 —
—
7,22 1 0.5
Malaysia — 1,403 —
—
1,403 0.1
Mexico — 1,225 —
—
1,225 0.1
Netherlands 174 55,340 —
—
55,514 3.6
Norway — 849 —
—
849 —
*
Russia — — —
—
— —
Singapore — 4,085 —
—
4,085 0.3
South Africa — 1,60 5 —
—
1,60 5 0.1
South Korea 2,475 30,362 —
—
32,837 2.1
Spain — 4,69 2 —
—
4,69 2 0.3
Sweden — 8,8 40 —
—
8,8 40 0.6
Switzerland — 44,803 —
—
44,803 2.9
Taiwan 26,361 5,674 —
—
32,035 2.1
Thailand — 5,625 —
—
5,625 0.4
United Kingdom 1,141 63,914 —
—
65,055 4.2
United States 703,52 3 54,139 —
—
757,66 2 49.2
Preferred Stocks — 9,166 — — 9,166 0.6
Short-Term Investments — — — 54,995 54,995 3.6
Other Securities — — — 23,416 23,416 1.5
Total Investments 794,344 657,052 — 78,411 1,529,807 99.4
Other Assets and Liabilities, Net
0.6
100.0
Other Financial Instruments
Assets
Futures Contracts 21,792 — — — 21,792 1.4
Foreign Currency Exchange Contracts — 1,391 — — 1,391 0.1
A
Liabilities
Futures Contracts (5,892) — — — (5,892) (0.4)
Foreign Currency Exchange Contracts (3) (8,884) — — (8,887) (0.6)
Total Other Financial Instruments
**
$ 15,897 $ (7,493) $ — $ — $ 8,404
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of the financial statements.
122 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
186,210
Consumer Staples ...............................................................................
104,912
Energy ................................................................................................
77,880
Financial Services ..............................................................................
267,209
Health Care ........................................................................................
215,061
Materials and Processing ...................................................................
76,619
Producer Durables ..............................................................................
163,982
Technology .........................................................................................
322,377
Utilities ...............................................................................................
27,980
Preferred Stocks
Consumer Discretionary ....................................................................
207
Consumer Staples ...............................................................................
2,614
Technology .........................................................................................
6,345
Short-Term Investments .............................................................
54,995
Other Securities ...........................................................................
23,416
Total Investments ............................................................................... 1,529,807

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 123
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,391
Variation margin on futures contracts* 21,792 —
Total
$ 21,792 $ 1,391
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 5,892 $ —
Unrealized depreciation on foreign currency exchange contracts — 8,887
Total
$ 5,892 $ 8,887
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (18,620) $ —
Foreign currency exchange contracts — 1,885
Total
$ (18,620) $ 1,885
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 15,252 $ —
Foreign currency exchange contracts — (9,565)
Total
$ 15,252 $ (9,565)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
124 Global Equity Fund
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 22,042 $ — $ 22,042
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,391 — 1,391
Total Financial and Derivative Assets
23,433 — 23,433
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 23,433 $ — $ 23,433
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 1,032 $ — $ 1,032 $ —
Bank of New York
87 87 — —
Barclays
1,297 — 1,297 —
Citigroup
16,895 — 16,895 —
Goldman Sachs
2,209 — 2,209 —
HSBC
91 91 — —
Morgan Stanley
680 71 609 —
Royal Bank of Canada
535 535 — —
State Street
524 17 — 507
Toronto Dominion Bank
83 83 — —
Total
$ 23,433 $ 884 $ 22,042 $ 507

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 125
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 8,887 $ — $ 8,887
Total Financial and Derivative Liabilities
8,887 — 8,887
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,884 $ — $ 8,884
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 1,771 $ 87 $ — $ 1,684
HSBC 1,728 91 — 1,637
Morgan Stanley 1,750 71 — 1,679
Royal Bank of Canada 1,813 535 — 1,278
State Street 17 17 — —
Toronto Dominion Bank 1,805 83 — 1,722
Total
$ 8,884 $ 884 $ — $ 8,000
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Equity Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,313,568
Investments, at fair value(*)(>) ....................................................................................................................................................
1,529,807
Foreign currency holdings(^) ....................................................................................................................................................... 3,167
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,391
Receivables:
Dividends and interest ...................................................................................................................................................... 4,859
Dividends from affiliated funds ....................................................................................................................................... 181
Investments sold ............................................................................................................................................................... 5,089
Fund shares sold ............................................................................................................................................................... 425
Foreign capital gains taxes recoverable ........................................................................................................................... 2,041
From broker(a) ................................................................................................................................................................. 17,628
Variation margin on futures contracts .............................................................................................................................. 15,913
Prepaid expenses .......................................................................................................................................................................... 13
Total assets ...............................................................................................................................................................
1,580,514
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6,868
Fund shares redeemed ...................................................................................................................................................... 910
Accrued fees to affiliates .................................................................................................................................................. 1,017
Other accrued expenses .................................................................................................................................................... 71
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 8,887
Payable upon return of securities loaned ..................................................................................................................................... 23,416
Total liabilities ...........................................................................................................................................................
41,169
Net Assets ...............................................................................................................................................................
$ 1,539,345

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 127
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 157,538
Shares of beneficial interest .........................................................................................................................................................
1,845
Additional paid-in capital ............................................................................................................................................................
1,379,962
Net Assets ...............................................................................................................................................................
$ 1,539,345
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ...........................................................................................................................................
$ 8.26
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.76
Class A — Net assets ........................................................................................................................................................... $ 7,326,364
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 886,607
Net asset value per share: Class C(#) ...........................................................................................................................................
$ 8.09
Class C — Net assets ........................................................................................................................................................... $ 2,831,943
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 350,245
Net asset value per share: Class M(#) ..........................................................................................................................................
$ 8.37
Class M — Net assets .......................................................................................................................................................... $ 186,387,776
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 22,264,030
Net asset value per share: Class S(#) ...........................................................................................................................................
$ 8.37
Class S — Net assets ............................................................................................................................................................ $ 438,620,692
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 52,389,492
Net asset value per share: Class Y(#) ...........................................................................................................................................
$ 8.32
Class Y — Net assets ........................................................................................................................................................... $ 904,178,157
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 108,612,753
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,159
(*)     Securities on loan included in investments $ 22,042
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 78,411
(a)     Receivable from Broker for Futures $ 17,628
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
128 Global Equity Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 16,969
Dividends from affiliated funds ....................................................................................................................................... 1,323
Securities lending income (net) ....................................................................................................................................... 27
Less foreign taxes withheld ............................................................................................................................................. (1,425)
Total investment income ..............................................................................................................................................................
16,894
Expenses
Advisory fees ................................................................................................................................................................... 6,981
Administrative fees .......................................................................................................................................................... 361
Custodian fees .................................................................................................................................................................. 122
Distribution fees - Class A ............................................................................................................................................... 9
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 7
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 167
Transfer agent fees - Class S ............................................................................................................................................ 407
Transfer agent fees - Class Y ........................................................................................................................................... 20
Professional fees .............................................................................................................................................................. 85
Registration fees ............................................................................................................................................................... 81
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ..................................................................................................................................................................... 11
Miscellaneous .................................................................................................................................................................. 25
Expenses before reductions .............................................................................................................................................. 8,328
Expense reductions .......................................................................................................................................................... (1,895)
Net expenses ................................................................................................................................................................................
6,433
Net investment income (loss) .......................................................................................................................................................
10,461
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2) ..................................................................................................... (11,125)
Investments in affiliated funds ......................................................................................................................................... (26)
Futures contracts .............................................................................................................................................................. (18,620)
Foreign currency exchange contracts ............................................................................................................................... 1,885
Foreign currency-related transactions .............................................................................................................................. (2,890)
Net realized gain (loss) ................................................................................................................................................................
(30,776)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $4) .............................................................. 197,835
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 15,252
Foreign currency exchange contracts ............................................................................................................................... (9,565)
Foreign currency-related transactions .............................................................................................................................. 308
Net change in unrealized appreciation (depreciation) ................................................................................................................. 203,835
Net realized and unrealized gain (loss) ........................................................................................................................................ 173,059
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 183,520

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 129
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 10,461 $ 17,588
Net realized gain (loss) ....................................................................................................................... (30,776) (8,831)
Net change in unrealized appreciation (depreciation) ........................................................................ 203,835 (219,698)
Net increase (decrease) in net assets from operations .............................................................................. 183,520 (210,941)
Distributions
To shareholders
Class A .......................................................................................................................................... (126) (598)
Class C .......................................................................................................................................... (26) (242)
Class M ......................................................................................................................................... (3,498) (518)
Class S .......................................................................................................................................... (8,158) (7,654)
Class Y .......................................................................................................................................... (18,541) (81,370)
Net decrease in net assets from distributions ............................................................................................ (30,349) (90,382)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 368,663 (22,778)
Total Net Increase (Decrease) in Net Assets ........................................................................
521,834 (324,101)
Net Assets
Beginning of period .................................................................................................................................. 1,017,511 1,341,612
End of period .............................................................................................................................................
$ 1,539,345 $ 1,017,511

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
130 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited)
2022
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
344
$ 2,705
30
$ 271
Proceeds from reinvestment of distributions
17
126
66
598
Payments for shares redeemed
(334)
(2,564)
(188)
(1,560)
Net increase (decrease)
27
267
(92)
(691)
Class C
Proceeds from shares sold
6
50
8
65
Proceeds from reinvestment of distributions
4
26
28
242
Payments for shares redeemed
(82)
(621)
(47)
(383)
Net increase (decrease)
(72)
(545)
(11)
(76)
Class M
Proceeds from shares sold
21,364
164,579
1,745
13,314
Proceeds from reinvestment of distributions
458
3,498
57
518
Payments for shares redeemed
(1,890)
(15,241)
(256)
(2,233)
Net increase (decrease)
19,932
152,836
1,546
11,599
Class S
Proceeds from shares sold
45,548
347,611
3,098
23,914
Proceeds from reinvestment of distributions
1,064
8,121
814
7,429
Payments for shares redeemed
(7,422)
(59,359)
(2,701)
(23,217)
Net increase (decrease)
39,190
296,373
1,211
8,126
Class Y
Proceeds from shares sold
1,140
8,817
4,717
34,424
Proceeds from reinvestment of distributions
2,446
18,541
8,991
81,370
Payments for shares redeemed
(13,520)
(107,626)
(18,212)
(157,530)
Net increase (decrease)
(9,934)
(80,268)
(4,504)
(41,736)
Total increase (decrease)
49,143
$ 368,663
(1,850)
$ (22,778)

See accompanying notes which are an integral part of the financial statements.
132 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 7.44 .04 .91 .95 (.13) —
October 31, 2022 9.69 .09 (1.71) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
Class C
April 30, 2023* 7.25 .01 .89 .90 (.06) —
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
Class M
April 30, 2023* 7.55 .06 .92 .98 (.16) —
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
Class S
April 30, 2023* 7.56 .05 .92 .97 (.16) —
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
Class Y
April 30, 2023* 7.51 .06 .91 .97 (.16) —
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 133
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.13) 8.26 12.89 7,326 1.48 1.24 1.00 22
(.63) 7.44 (17.81) 6,399 1.50 1.24 1.13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.06) 8.09 12.52 2,832 2.23 1.99 .23 22
(.56) 7.25 (18.38) 3,062 2.25 1.99 .37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.16) 8.37 13.17 186,388 1.24 .89 1.44 22
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
(.16) 8.37 12.96 438,621 1.24 .99 1.32 22
(.66) 7.56 (17.55) 99,740 1.25 .99 1.37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.16) 8.32 13.26 904,178 1.04 .79 1.44 22
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
134 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 861,411
Administrative fees 60,766
Distribution fees 3,178
Shareholder servicing fees 578
Transfer agent fees 91,545
$ 1,017,478
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 79,330 $ 920,070 $ 944,384 $ (26) $ 5 $ 54,995 $ 1,323 $ —
U.S. Cash Collateral Fund — 94,706 71,290 — — 23,416 43 —
$ 79,330 $ 1,014,776 $ 1,015,674 $ (26) $ 5 $ 78,411 $ 1,366 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,330,762,572 $ 254,290,867 $ (46,842,108) $ 207,448,759

Emerging Markets Fund 135
Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,168.70 $ 1,017.50
Expenses Paid During Period* $ 7.90 $ 7.35
* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,163.50 $ 1,013.79
Expenses Paid During Period* $ 11.91 $ 11.08
* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,170.00 $ 1,019.24
Expenses Paid During Period* $ 6.03 $ 5.61
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

136 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,170.00 $ 1,019.49
Expenses Paid During Period* $ 5.76 $ 5.36
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,169.90 $ 1,018.74
Expenses Paid During Period* $ 6.56 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,170.60 $ 1,019.64
Expenses Paid During Period* $ 5.60 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 137
Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Argentina - 0.2%
Globant SA(Æ) 2,851 447
YPF SA - ADR(Æ) 75,040 834
1,281
Australia - 0.7%
AngloGold Ashanti, Ltd. - ADR(Ñ) 164,625 4,376
Rio Tinto PLC 14,074 893
5,269
Austria - 0.1%
Erste Group Bank AG 30,434 1,110
Brazil - 5.0%
Ambev SA(Æ) 292,316 830
Azul SA - ADR(Æ)(Ñ) 82,929 540
B3 SA - Brasil Bolsa Balcao 279,700 655
Banco Bradesco SA - ADR 736,484 2,062
Banco do Brasil SA 174,443 1,499
BB Seguridade Participacoes SA 164,147 1,129
Centrais Eletricas Brasileiras SA 438,206 2,974
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 46,113 426
Cielo SA 258,002 283
Dexco SA(Æ) 855,944 1,011
Equatorial Energia SA 113,688 623
Gerdau SA - ADR 349,352 1,743
Hypera SA 106,260 794
Itau Unibanco Holding SA - ADR 433,215 2,231
Localiza Rent a Car SA 203,978 2,372
Lojas Renner SA 423,999 1,347
MercadoLibre, Inc.(Æ) 2,272 2,902
Pagseguro Digital, Ltd. Class A(Æ) 69,664 686
Petroleo Brasileiro SA 39,430 211
Petroleo Brasileiro SA - ADR 494,544 5,153
Suzano SA 102,423 818
Telefonica Brasil SA 71,549 590
TIM SA 358,126 1,005
Total SA 52,722 272
Vale SA Class B - ADR 454,424 6,548
Vibra Energia SA 127,879 338
WEG SA 167,195 1,378
40,420
Canada - 0.1%
Parex Resources, Inc. 55,889 1,135
Chile - 0.4%
Cencosud SA(Æ) 82,807 169
Empresas COPEC SA 21,554 150
Enersis SA 1,231,841 168
Sociedad Quimica y Minera de Chile
SA - ADR 35,224 2,377
2,864
China - 28.1%
3SBio, Inc. Class A(Þ) 332,000 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agricultural Bank of China, Ltd. Class
A 363,800 180
Agricultural Bank of China, Ltd. Class
H 4,382,000 1,689
Air China, Ltd. Class H(Æ) 1,206,000 1,067
Airtac International Group 16,000 581
Alibaba Group Holding, Ltd.(Æ) 1,306,000 13,699
Alibaba Group Holding, Ltd. - ADR(Æ) 42,246 3,578
Aluminum Corp. of China, Ltd. Class A 1,717,000 1,586
Aluminum Corp. of China, Ltd. Class H 3,824,000 2,275
Anhui Anke Biotechnology Group Co.,
Ltd. Class A 377,500 602
Anhui Conch Cement Co., Ltd. Class H 769,735 2,432
Baidu, Inc. Class A(Æ) 238,350 3,586
Baidu, Inc. - ADR(Æ) 9,685 1,168
Bank of China, Ltd. Class H 9,160,000 3,660
Bank of Communications Co., Ltd.
Class H 413,000 267
Bank of Ningbo Co., Ltd. Class A 383,300 1,517
BeiGene, Ltd. - ADR(Æ) 3,107 792
BOC Hong Kong Holdings, Ltd. 401,500 1,267
Bosideng International Holdings, Ltd. 602,000 297
BYD Co., Ltd. Class A 9,000 333
BYD Co., Ltd. Class H 7,000 211
Centre Testing International Group Co.,
Ltd. Class A 205,200 571
CGN Power Co., Ltd. Class H(Þ) 1,797,000 475
China CITIC Bank Corp., Ltd. Class H 2,164,679 1,171
China Conch Venture Holdings, Ltd. 76,000 121
China Construction Bank Corp. Class H 7,555,712 5,069
China Feihe, Ltd.(Þ) 1,144,000 771
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Gas Holdings, Ltd. 134,800 173
China International Capital Corp., Ltd.
Class H(Þ) 1,053,600 2,215
China International Marine Containers
Group Co., Ltd. Class A 477,700 484
China International Marine Containers
Group Co., Ltd. Class H 168,000 108
China Life Insurance Co., Ltd. Class H 270,000 518
China Longyuan Power Group Corp.,
Ltd. Class H 371,800 390
China Mengniu Dairy Co., Ltd.(Æ) 409,000 1,649
China Merchants Bank Co., Ltd. Class
A 528,100 2,574
China Merchants Bank Co., Ltd. Class
H 414,352 1,993
China Minsheng Banking Corp., Ltd.
Class H 454,500 167
China National Building Material Co.,
Ltd. Class H 360,000 272
China Oilfield Services, Ltd. Class H 86,000 101
China Overseas Land & Investment,
Ltd. 311,000 789
China Pacific Insurance Group Co., Ltd.
Class H 124,400 372

See accompanying notes which are an integral part of the financial statements.
138 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Petroleum & Chemical Corp.
Class H 5,574,000 3,658
China Railway Group, Ltd. Class H 685,000 527
China Resources Beer Holdings Co.,
Ltd. 138,000 1,067
China Resources Double Crane
Pharmaceutical Co., Ltd. Class A 245,800 739
China Resources Land, Ltd. 468,000 2,182
China Shenhua Energy Co., Ltd. Class
H 241,094 800
China State Construction International
Holdings, Ltd. 126,000 156
China Tourism Group Duty Free Corp.,
Ltd. Class A 58,600 1,366
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ) 89,000 1,902
China Tower Corp., Ltd. Class H(Þ) 9,946,000 1,271
China Vanke Co., Ltd. Class H 137,700 215
China Yangtze Power Co., Ltd. Class A 107,400 339
China Yuhua Education Corp., Ltd.
(Æ)(Þ) 2,834,000 466
CITIC Securities Co., Ltd. Class A 484,971 1,478
CITIC Securities Co., Ltd. Class H 762,500 1,604
CITIC, Ltd. 774,000 972
CMOC Group, Ltd. Class A 802,889 693
CMOC Group, Ltd. Class H 675,000 414
Contemporary Amperex Technology
Co., Ltd. Class A 23,508 788
COSCO SHIPPING Holdings Co., Ltd.
Class H 439,500 509
Country Garden Holdings Co., Ltd. 310,000 80
Country Garden Services Holdings Co.,
Ltd. 81,000 127
CSPC Pharmaceutical Group, Ltd. 1,885,000 1,921
Daqo New Energy Corp. - ADR(Æ) 47,197 2,167
Eastroc Beverage Group Co., Ltd.(Æ) 15,800 407
ENN Energy Holdings, Ltd. 61,100 837
Focus Media Information Technology
Co., Ltd. Class A 1,325,400 1,235
Fosun International, Ltd. 185,000 130
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 343,000 2,260
Geely Automobile Holdings, Ltd. 2,115,000 2,608
Glodon Co., Ltd. Class A 34,100 286
Great Wall Motor Co., Ltd. Class H 870,000 1,050
Haier Smart Home Co., Ltd. Class H 409,600 1,329
Hello Group, Inc. - ADR 79,543 665
Hengan International Group Co., Ltd. 237,500 1,059
Hengdian Group DMEGC Magnetics
Co., Ltd. Class A 309,300 850
Industrial & Commercial Bank of
China, Ltd. Class A 249,400 170
Industrial & Commercial Bank of
China, Ltd. Class H 6,912,401 3,725
Industrial Bank Co., Ltd. Class A 241,689 602
JD Health International, Inc.(Æ)(Þ) 18,850 136
JD.com, Inc. Class A 108,576 1,929
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JD.com, Inc. - ADR 42,073 1,503
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 844,500 954
Jiumaojiu International Holdings, Ltd.
(Þ) 412,000 925
KE Holdings, Inc. - ADR(Æ) 69,516 1,091
Kingboard Holdings, Ltd. 171,500 525
Kingsoft Corp., Ltd. 141,400 622
Kunlun Energy Co., Ltd. 960,000 891
Kweichow Moutai Co., Ltd. Class A 13,763 3,512
Lenovo Group, Ltd. 1,110,701 1,139
Lepu Medical Technology Beijing Co.,
Ltd. Class A 83,100 287
Li Ning Co., Ltd. 144,500 1,034
Longfor Group Holdings, Ltd.(Þ) 402,000 1,100
LONGi Green Energy Technology Co.,
Ltd. Class A 456,616 2,302
Luzhou Laojiao Co., Ltd Class A 53,200 1,741
Meituan Class B(Æ)(Þ) 185,328 3,163
Midea Group Co., Ltd. Class A 93,292 766
Muyuan Foods Co., Ltd. Class A 210,954 1,459
NARI Technology Co., Ltd. Class A 410,316 1,550
NetEase, Inc. 75,900 1,352
NetEase, Inc. - ADR 33,952 3,026
New China Life Insurance Co., Ltd.
Class H 62,400 179
New Oriental Education & Technology
Group, Inc.(Æ) 124,700 566
Nexteer Automotive Group, Ltd. 1,887,000 1,060
Offshore Oil Engineering Co., Ltd.
Class A 197,800 192
PDD Holdings, Inc. - ADR(Æ) 46,709 3,183
People's Insurance Co. Group of China,
Ltd. (The) Class H 472,000 186
PetroChina Co., Ltd. Class H 2,624,000 1,822
PICC Property & Casualty Co., Ltd.
Class H 2,534,545 3,061
Ping An Bank Co., Ltd. Class A 819,778 1,491
Ping An Insurance Group Co. of China,
Ltd. Class A 329,000 2,470
Ping An Insurance Group Co. of China,
Ltd. Class H 682,000 4,970
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 375,000 245
Pylon Technologies Co., Ltd. Class A 10,071 353
Qianhe Condiment and Food Co., Ltd.
Class A 73,400 252
SF Holding Co., Ltd. Class A 24,600 201
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 638,800 1,089
Shanghai International Airport Co., Ltd.
Class A(Æ) 197,700 1,536
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 20,197 725
Shenzhen Inovance Technology Co.,
Ltd. Class A 250,644 2,239

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 139
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 49,000 2,215
Shenzhen Topband Co., Ltd. Class A 655,500 1,066
Shimao Group Holdings, Ltd.(Æ)(Š) 128,000 72
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 27,622 127
Sinopharm Group Co., Ltd. Class H 186,800 662
Suofeiya Home Collection Co., Ltd.
Class A 380,000 1,039
Tencent Holdings, Ltd. 557,480 24,661
Tencent Music Entertainment Group
- ADR(Æ) 156,101 1,157
Tian Di Science & Technology Co., Ltd.
Class A 1,110,800 877
Tianneng Power International, Ltd. 150,000 174
Tingyi Cayman Islands Holding Corp. 716,000 1,251
TravelSky Technology, Ltd. Class H 87,000 174
Trip.com Group, Ltd. - ADR(Æ) 185,140 6,574
Tsingtao Brewery Co., Ltd. Class H 94,000 1,004
Vipshop Holdings, Ltd. - ADR 111,968 1,758
Weibo Corp. - ADR(Æ) 13,830 242
Weichai Power Co., Ltd. Class H 2,108,000 3,117
Wingtech Technology Co., Ltd. Class A 126,938 964
Wuliangye Yibin Co., Ltd. Class A 57,200 1,401
WuXi AppTec Co., Ltd. Class H(Þ) 194,783 1,715
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 104,500 625
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 108,500 602
Yadea Group Holdings, Ltd.(Þ) 524,000 1,226
Yankuang Energy Group Co., Ltd.
Class H 179,998 615
Yifeng Pharmacy Chain Co., Ltd. Class
A 240,034 1,728
Yihai International Holding, Ltd.(Æ) 90,000 239
Yum China Holdings, Inc. 84,066 5,143
Zhejiang HangKe Technology, Inc. Co.
Class A 101,581 733
Zhongsheng Group Holdings, Ltd. 84,500 361
Zhuzhou CRRC Times Electric Co.,
Ltd. Class A 57,909 389
Zhuzhou CRRC Times Electric Co.,
Ltd. Class H 32,600 131
Zijin Mining Group Co., Ltd. Class A 91,400 169
Zijin Mining Group Co., Ltd. Class H 2,390,000 4,014
226,809
Denmark - 0.1%
Novo Nordisk A/S Class B 3,280 547
France - 0.3%
L'Oreal SA 1,275 608
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,702 1,636
2,244
Georgia - 0.1%
TBC Bank Group PLC 29,355 869
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greece - 0.5%
Alpha Services and Holdings SA 2,088,022 2,628
OPAP SA 101,885 1,739
4,367
Guernsey - 0.1%
VinaCapital Vietnam Opportunity Fund,
Ltd. 217,352 1,146
Hong Kong - 2.5%
AIA Group, Ltd. 131,400 1,434
ASM Pacific Technology, Ltd. 115,500 907
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd.(Æ) 1,045,000 7,429
Hang Lung Properties, Ltd. - ADR 724,000 1,325
Hong Kong Exchanges & Clearing, Ltd. 36,600 1,527
Hongkong Land Holdings, Ltd. 268,300 1,192
Nine Dragons Paper Holdings, Ltd. 1,767,000 1,224
Orient Overseas International, Ltd. 87,287 1,766
Pacific Basin Shipping, Ltd. 4,677,208 1,628
Proya Cosmetics Co., Ltd.(Æ) 16,000 388
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 2,931,000 1,627
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
20,515
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 21,498 174
OTP Bank PLC 35,593 1,084
Richter Gedeon Nyrt 7,530 182
1,440
Iceland - 0.0%
Marel HF 53,531 231
India - 10.5%
Adani Green Energy, Ltd.(Æ) 22,963 268
Ambuja Cements, Ltd. 371,543 1,809
Apollo Hospitals Enterprise, Ltd. 29,022 1,606
Asian Paints, Ltd. 16,210 576
Aurobindo Pharma, Ltd. 105,033 793
Axis Bank, Ltd. 431,011 4,547
Bajaj Auto, Ltd. 5,754 312
Bajaj Finance, Ltd. 29,973 1,107
Bharat Electronics, Ltd. 1,858,739 2,354
Bharat Petroleum Corp., Ltd. 105,864 463
Coal India, Ltd. 156,021 446
Cummins India, Ltd. 16,895 326
DLF, Ltd. 114,116 597
GAIL India, Ltd. 334,139 440
GMM Pfaudler, Ltd. 25,845 469

See accompanying notes which are an integral part of the financial statements.
140 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grasim Industries, Ltd. 34,903 735
HCL Technologies, Ltd. 156,504 2,044
HDFC Bank, Ltd. 258,538 5,350
Hero MotoCorp, Ltd. 5,222 163
Hindalco Industries, Ltd. 209,826 1,124
Hindustan Aeronautics, Ltd. (Þ) 27,971 1,001
Housing Development Finance Corp.,
Ltd. 40,577 1,381
ICICI Bank, Ltd. 572,875 6,444
ICICI Bank, Ltd. - ADR 125,316 2,851
Indian Oil Corp., Ltd. 163,412 163
IndusInd Bank, Ltd. 205,122 2,897
Infosys, Ltd. 49,493 768
Infosys, Ltd. - ADR 84,705 1,316
ITC, Ltd. 525,734 2,737
Jindal Steel & Power, Ltd. 63,092 451
JSW Steel, Ltd. 56,276 500
Larsen & Toubro, Ltd. 200,099 5,790
Mahindra & Mahindra, Ltd. 70,580 1,060
Maruti Suzuki India, Ltd. 1,585 167
NTPC, Ltd. 294,709 621
Oil & Natural Gas Corp., Ltd. 192,426 375
Page Industries, Ltd. 547 270
Polyplex Corp., Ltd. 6,289 105
Power Finance Corp., Ltd. 491,565 1,023
Power Grid Corp. of India, Ltd. 886,915 2,580
Reliance Industries, Ltd. 294,154 8,726
Shriram Transport Finance Co., Ltd. 10,901 178
Siemens, Ltd. 5,225 221
State Bank of India 554,539 3,935
Sun Pharmaceutical Industries, Ltd. 86,267 1,044
Tata Consultancy Services, Ltd. 117,506 4,640
Tata Steel, Ltd. 931,014 1,232
Tech Mahindra, Ltd. 27,559 345
Titan Co., Ltd. 35,547 1,151
Trent, Ltd. 19,647 329
TVS Motor Co., Ltd. 27,312 381
UltraTech Cement, Ltd. 18,331 1,696
United Breweries, Ltd. 9,315 169
United Phosphorus, Ltd. 76,348 692
Varun Beverages, Ltd 53,350 944
Vedanta, Ltd. 388,823 1,334
85,046
Indonesia - 2.6%
Aneka Tambang Tbk PT 1,314,900 188
Astra International Tbk PT 7,183,847 3,313
Bank Central Asia Tbk PT 2,542,500 1,572
Bank Mandiri Persero Tbk PT 7,566,600 2,673
Bank Negara Indonesia Persero Tbk PT 4,155,413 2,678
Bank Rakyat Indonesia Persero Tbk PT 18,144,254 6,318
Kalbe Farma Tbk PT 9,293,587 1,345
Matahari Putra Prima Tbk PT(Æ) 51,106,400 290
Mitra Adiperkasa Tbk PT(Æ) 2,840,400 265
Semen Indonesia Persero Tbk PT 2,115,481 860
Sumber Alfaria Trijaya Tbk PT 3,701,100 732
United Tractors Tbk PT 145,800 288
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vale Indonesia Tbk PT(Æ) 789,700 376
20,898
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR (Þ) 56,692 761
Kaspi.KZ JSC - GDR (Þ) 8,967 740
1,501
Kuwait - 0.1%
Mobile Telecommunications Co. KSCP 303,759 564
National Bank of Kuwait SAKP 54,964 180
744
Macao - 0.2%
Sands China, Ltd.(Æ) 465,837 1,663
Malaysia - 0.5%
CIMB Group Holdings BHD 512,000 582
Malayan Banking BHD 358,100 696
Petronas Chemicals Group BHD 723,000 1,151
Public Bank BHD 1,153,000 1,007
Tenaga Nasional BHD 204,000 407
3,843
Mexico - 3.5%
Arca Continental SAB de CV 232,925 2,217
Cemex SAB de CV(Æ) 298,532 179
Corp Inmobiliaria Vesta SAB de CV 102,838 325
Fibra Uno Administracion SA de CV(ö) 934,531 1,291
Fomento Economico Mexicano SAB
de CV 128,800 1,253
Fresnillo PLC 146,580 1,311
Gruma SAB de CV Class B 76,675 1,200
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 160,881 1,768
Grupo Aeroportuario del Pacifico SAB
de CV Class B 41,140 732
Grupo Aeroportuario del Sureste SAB
de CV Class B 46,358 1,331
Grupo Financiero Banorte SAB de CV
Class O 1,057,218 9,142
Grupo Mexico SAB de CV 209,655 1,031
Grupo Televisa SAB 149,498 152
Kimberly-Clark de Mexico SAB de CV
Class A 710,267 1,611
Ternium SA - ADR 16,131 699
Wal-Mart de Mexico SAB de CV 898,877 3,624
27,866
Morocco - 0.2%
Attijariwafa Bank SA 6,609 266
Label Vie 2,800 1,237
Maroc Telecom - ADR 25,521 206
1,709

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 141
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 0.2%
ASML Holding NV 1,931 1,230
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 5,576,579 300
Peru - 0.6%
Credicorp, Ltd. 37,719 5,110
Philippines - 0.8%
AC Energy Corp.(Æ) 197,160 22
Ayala Corp. 11,690 135
Ayala Land, Inc. 2,714,600 1,309
Bank of the Philippine Islands 92,859 181
BDO Unibank, Inc. 1,305,134 3,406
SM Investments Corp. 82,420 1,333
6,386
Poland - 0.9%
Bank Polska Kasa Opieki SA 59,495 1,378
Dino Polska SA(Æ)(Þ) 24,670 2,514
KGHM Polska Miedz SA 6,609 191
Polski Koncern Naftowy ORLEN SA 77,595 1,187
Powszechna Kasa Oszczednosci Bank
Polski SA 140,548 1,087
Powszechny Zaklad Ubezpieczen SA 74,315 686
7,043
Qatar - 0.1%
Ooredoo QPSC 92,479 252
Qatar National Bank SAQ 55,354 234
486
Romania - 0.3%
Banca Transilvania SA 275,293 1,179
Fondul Proprietatea SA 3,090,563 1,438
2,617
Russia - 0.0%
Gazprom PJSC(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.6%
Al Rajhi Bank 70,891 1,459
Alinma Bank 190,831 1,617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arab National Bank 56,974 417
Arabian Drilling Co.(Æ) 17,241 681
Arabian Internet & Communications
Services Co. 5,198 387
Dr Sulaiman Al Habib Medical Services
Group Co. 7,916 606
Elm Co. 11,503 1,360
Etihad Etisalat Co. 41,161 507
Leejam Sports Co. 10,678 339
SABIC Agri-Nutrients Co. 15,538 552
Sahara International Petro Chemical Co. 189,770 1,966
Saudi Arabian Oil Co.(Þ) 688,073 6,611
Saudi British Bank (The) 119,712 1,160
Saudi Electricity Global Sukuk Co. 72,163 467
Saudi Kayan Petrochemical Co.(Æ) 74,454 252
Saudi National Bank (The) 102,115 1,338
Saudi Telecom Co. 104,064 1,252
20,971
Singapore - 0.3%
SEA, Ltd. - ADR(Æ) 15,049 1,146
Singapore Telecommunications, Ltd. 544,300 1,044
2,190
Slovenia - 0.3%
Nova Ljubljanska Banka - GDR(Š)(Þ) 61,002 962
Nova Ljubljanska Banka - GDR(Þ) 72,043 1,091
2,053
South Africa - 2.3%
Absa Group, Ltd. 180,521 1,756
Anglo American Platinum, Ltd. 3,016 179
Aspen Pharmacare Holdings, Ltd. 55,674 557
Bid Corp., Ltd. 73,230 1,668
Bidvest Group, Ltd. (The) 108,419 1,485
Capitec Bank Holdings, Ltd. 1,048 91
Exxaro Resources, Ltd. 20,409 215
FirstRand, Ltd. 752,725 2,653
Gold Fields, Ltd. - ADR 111,797 1,735
Growthpoint Properties, Ltd.(ö) 2,069,052 1,441
Impala Platinum Holdings, Ltd. 285,706 2,769
Naspers, Ltd. Class N 5,390 963
Nedbank Group, Ltd. 35,221 407
Pepkor Holdings, Ltd.(Þ) 157,253 146
Sasol, Ltd. - ADR 32,992 429
Sibanye Stillwater, Ltd. 103,716 230
Standard Bank Group, Ltd. 103,250 968
Vodacom Group, Ltd. - ADR 126,841 869
Woolworths Holdings, Ltd. 93,244 332
18,893
South Korea - 11.3%
Amorepacific Corp. 8,800 812
CJ CheilJedang Corp. 912 212
Coupang, Inc.(Æ) 41,829 701
Doosan Bobcat, Inc. 35,285 1,355
GS Holdings Corp. 16,199 482
Hana Financial Group, Inc. 180,777 5,681

See accompanying notes which are an integral part of the financial statements.
142 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Construction Equipment Co.,
Ltd. 6,130 312
Hyundai Mobis Co., Ltd. 9,943 1,623
Hyundai Motor Co. 2,982 442
Hyundai Steel Co. 7,607 208
KB Financial Group, Inc. 91,575 3,398
Kia Corp. 69,201 4,391
Korea Aerospace Industries, Ltd. 22,062 907
Korea Investment Holdings Co., Ltd. 34,849 1,443
Korea Zinc Co., Ltd. 859 331
Korean Air Lines Co., Ltd. 109,513 1,878
KT&G Corp. 23,404 1,501
LG Chem, Ltd. 6,333 3,532
LG Corp. Class H 7,458 487
LG Electronics, Inc. Class H 4,747 390
LG Innotek Co., Ltd. 1,433 285
Mando Corp. 29,684 1,032
NCSoft Corp. 5,266 1,493
Orion Corp. 27,586 2,991
POSCO Holdings, Inc. 7,787 2,205
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,865 1,092
Samsung C&T Corp. 10,685 878
Samsung Electronics Co., Ltd. 591,515 29,143
Samsung Engineering Co., Ltd.(Æ) 57,242 1,251
Samsung Fire & Marine Insurance Co.,
Ltd. 3,910 659
Samsung Life Insurance Co., Ltd. 14,963 742
Samsung SDI Co., Ltd. 5,674 2,951
Samsung SDS Co., Ltd. 1,664 147
Samsung Techwin Co., Ltd. 9,689 746
Shinhan Financial Group Co., Ltd. 112,458 2,948
SK Hynix, Inc. 125,646 8,463
SK Telecom Co., Ltd. 34,371 1,224
SK, Inc. 3,993 487
S-Oil Corp. 4,509 252
Soulbrain Co., Ltd. 1,189 196
Woori Financial Group, Inc. 206,036 1,813
91,084
Taiwan - 12.5%
Accton Technology Corp. 279,000 2,736
ASE Industrial Holdings Co. Class
W - ADR 48,715 334
ASE Technology Holding Co., Ltd. 396,000 1,306
Asia Cement Corp. 321,000 460
ASPEED Technology, Inc. 2,000 170
Asustek Computer, Inc. 33,000 305
Bizlink Holding, Inc. 195,000 1,681
Catcher Technology Co., Ltd. 382,000 2,255
Cathay Financial Holding Co., Ltd. 853,000 1,182
Chailease Holding Co., Ltd. 224,000 1,635
China Development Financial Holding
Corp. 1,145,000 489
Chunghwa Telecom Co., Ltd. 514,000 2,127
Compal Electronics, Inc. 606,000 474
Delta Electronics, Inc. 224,000 2,201
E Ink Holdings, Inc. 109,000 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eclat Textile Co., Ltd. 104,000 1,656
Eva Airways Corp. 814,000 714
Evergreen Marine Corp. Taiwan, Ltd. 408,200 2,156
Far Eastern New Century Corp. 442,000 460
First Financial Holding Co., Ltd. 850,578 752
Formosa Plastics Corp. 377,000 1,152
Hiwin Technologies Corp. 325,000 2,493
Hon Hai Precision Industry Co., Ltd. 774,000 2,636
International Games System Co., Ltd. 2,000 35
Largan Precision Co., Ltd. 23,000 1,512
Lite-On Technology Corp. 244,107 585
MediaTek, Inc. 226,000 4,912
Nan Ya Plastics Corp. 63,000 161
Nanya Technology Corp. 58,000 128
Novatek Microelectronics Corp. 81,000 1,110
Pegatron Corp. 726,000 1,658
Pou Chen Corp. Class B 141,000 146
Quanta Computer, Inc. 263,000 736
Realtek Semiconductor Corp. 15,000 176
Ruentex Development Co., Ltd. 183,000 214
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,256,000 36,997
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 111,474 9,397
Uni-President Enterprises Corp. 1,389,000 3,334
United Microelectronics Corp. 2,928,000 4,697
Voltronic Power Technology Corp. 6,000 344
Walsin Lihwa Corp. 212,000 345
Wiwynn Corp. 37,000 1,406
Wowprime Corp. 15,000 155
WPG Holdings, Ltd. 155,000 253
Yageo Corp. 71,694 1,166
Yang Ming Marine Transport Corp. 155,000 320
Yuanta Financial Holding Co., Ltd. 844,562 623
Zhen Ding Technology Holding, Ltd. 21,000 77
100,540
Thailand - 2.3%
Bangkok Bank PCL 280,700 1,297
Bangkok Dusit Medical Services PCL 3,601,400 3,092
Bumrungrad Hospital PCL 213,700 1,486
Central Pattana PCL 301,400 602
Charoen Pokphand Foods PCL 3,424,100 2,040
Fabrinet(Æ) 9,767 927
Kasikornbank PCL 321,900 1,183
Minor International PCL 1,649,800 1,526
Polyplex Thailand PCL 468,900 427
PTT Exploration & Production PCL 1,120,200 4,876
Thai Beverage PCL 2,501,400 1,204
18,660
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 107
Turkey - 0.1%
Akbank TAS 206,773 170
Dogus Otomotiv Servis ve Ticaret AS 28,524 179

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 143
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KOC Holding AS 126,207 490
839
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 188,820 454
Abu Dhabi National Oil Co. 128,424 153
Adnoc Gas PLC(Æ) 1,134,853 992
Air Arabia PJSC 660,091 394
Americana Restaurants International
PLC 1,223,878 1,309
Dubai Islamic Bank PJSC 1,152,249 1,749
Emaar Properties PJSC 1,059,410 1,714
Emirates NBD Bank PJSC 89,461 343
7,108
United Kingdom - 0.3%
Anglo American PLC 68,849 2,114
BAE Systems PLC 47,404 604
2,718
United States - 1.0%
Freeport-McMoRan, Inc. 93,806 3,556
JBS SA 372,822 1,338
Linde PLC 1,740 643
NVIDIA Corp. 4,670 1,296
Samsonite International SA(Æ)(Þ) 387,300 1,228
8,061
Vietnam - 0.8%
FPT Corp. 236,040 781
Ho Chi Minh City Development Joint
Stock Commercial Bank 1,446,725 1,166
Masan Group Corp. 294,320 921
Military Commercial Joint Stock
Bank(Æ) 606,289 479
Mobile World Investment Corp. 781,238 1,311
Vietnam Dairy Products JSC 229,400 686
Vincom Retail JSC(Æ) 985,400 1,167
6,511
Total Common Stocks
(cost $676,428) 756,424
Preferred Stocks - 2.0%
Brazil - 1.5%
Banco Bradesco SA
6.468% (Ÿ) 420,057 1,166
Cia Energetica de Minas Gerais
8.991% (Ÿ) 1,060,427 2,626
Gerdau SA
16.990% (Ÿ) 126,157 637
Itau Unibanco Holding SA
4.705% (Ÿ) 647,319 3,364
Itausa SA
5.105% (Ÿ) 356,628 621
Petroleo Brasileiro SA
20.784% (Ÿ) 663,059 3,151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Raizen Energia SA
6.472% (Ÿ) 1,179,095 754
12,319
Chile - 0.1%
Sociedad Quimica y Minera de Chile
SA Class B
15.703% (Ÿ) 10,332 699
Russia - 0.0%
Sberbank of Russia
10.946% (Ÿ)(Š) 348,120 —
Surgutneftegas PJSC
12.961% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.4%
Hyundai Motor Co.
6.478% (Ÿ) 2,185 181
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 69,163 2,897
3,078
Total Preferred Stocks
(cost $17,346) 16,096
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2023  Rights 452 1
Total Warrants and Rights
(cost $—) 1
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 26,586,901 (∞) 26,579
Total Short-Term Investments
(cost $26,580) 26,579
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 997,174 (∞) 997
Total Other Securities
(cost $997) 997
Total Investments - 99.2%
(identified cost $721,351) 800,097
Other Assets and Liabilities,
Net - 0.8%
6,380
Net Assets - 100.0%
806,477

See accompanying notes which are an integral part of the financial statements.
144 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.3%
3SBio, Inc. 08/03/22 HKD 332,000 0.64 211
333
CGN Power Co., Ltd. 05/11/22 HKD 1,797,000 0.25 457
475
China Feihe, Ltd. 09/02/20 HKD 1,144,000 0.94 1,076
771
China International Capital Corp., Ltd. 10/28/20 HKD 1,053,600 2.06 2,171
2,215
China Tourism Group Duty Free Corp., Ltd. 08/31/22 HKD 89,000 23.98 2,134
1,902
China Tower Corp., Ltd. 06/30/21 HKD 9,946,000 0.13 1,266
1,271
China Yuhua Education Corp., Ltd. 04/20/22 HKD 2,834,000 0.18 510
466
Dino Polska SA 06/24/19 PLN 24,670 34.55 852
2,514
Ganfeng Lithium Group Co., Ltd. 04/27/22 HKD 343,000 7.67 2,631
2,260
Halyk Savings Bank of Kazakhstan JSC 03/26/20 56,692 9.00 511
761
Hindustan Aeronautics, Ltd. 04/13/22 INR 27,971 23.05 645
1,001
JD Health International, Inc. 11/23/22 HKD 18,850 8.12 153
136
Jiumaojiu International Holdings, Ltd. 04/20/22 HKD 412,000 2.09 863
925
Kaspi.KZ JSC 12/09/20 8,967 50.89 456
740
Longfor Group Holdings, Ltd. 11/19/18 HKD 402,000 2.94 1,181
1,100
Meituan 07/08/20 HKD 185,328 24.42 4,526
3,163
Nova Ljubljanska Banka 06/18/19 EUR 72,043 12.47 898
1,091
Nova Ljubljanska Banka 08/15/22 EUR 61,002 13.35 814
962
Pepkor Holdings, Ltd. 03/09/23 ZAR 157,253 0.99 155
146
Postal Savings Bank of China Co., Ltd. 03/09/23 HKD 375,000 0.63 237
245
Samsonite International SA 08/25/21 HKD 387,300 2.60 1,007
1,228
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,865 604.03 1,127
1,092
Saudi Arabian Oil Co. 03/02/22 SAR 688,073 9.54 6,564
6,611
TCS Group Holding PLC 01/26/22 22,673 64.91 1,472
—
WuXi AppTec Co., Ltd. 02/20/19 HKD 194,783 5.62 1,094
1,715
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 104,500 9.72 1,016
625
X5 Retail Group NV 02/14/19 98,302 27.52 2,706
—
Yadea Group Holdings, Ltd. 05/25/22 HKD 524,000 1.73 904 1,226
34,974
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 745 USD 36,661 06/23 871
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 871
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 98 KRW 130,556 05/02/23 —
State Street USD 284 PHP 15,790 05/02/23 1
State Street TWD 1,138 USD 37 05/02/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 145
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,281 $ — $ —
$ —
$ 1,281 0.2
Australia 4,376 893 —
—
5,269 0. 7
Austria — 1,110 —
—
1,110 0.1
Brazil 40,420 — —
—
40,420 5. 0
Canada 1,135 — —
—
1,135 0.1
Chile 2,864 — —
—
2,864 0. 4
China 32,513 194,224 72
—
226,809 28.1
Denmark — 547 —
—
547 0.1
France — 2,244 —
—
2,244 0.3
Georgia — 869 —
—
869 0.1
Greece — 4,367 —
—
4,367 0.5
Guernsey — 1,146 —
—
1,146 0. 1
Hong Kong — 20,447 68
—
20,515 2. 5
Hungary — 1,440 —
—
1,440 0. 2
Iceland — 231 —
—
231 —
*
India 4,167 80,879 —
—
85,046 10. 5
Indonesia — 20,898 —
—
20,898 2.6
Kazakhstan — 1,501 —
—
1,501 0.2
Kuwait — 744 —
—
744 0.1
Macao — 1,663 —
—
1,663 0.2
Malaysia — 3,843 —
—
3,843 0. 5
Mexico 26,555 1,311 —
—
27,866 3. 5
Morocco — 1,709 —
—
1,709 0.2
Netherlands — 1,230 —
—
1,230 0. 2
Nigeria — 300 —
—
300 —
*
Peru 5,110 — —
—
5,110 0.6
Philippines — 6,386 —
—
6,386 0.8
Poland — 7,043 —
—
7,043 0.9
Qatar — 486 —
—
486 0.1
Romania — 2,617 —
—
2,617 0.3
Russia — — —
—
— —
Saudi Arabia — 20,971 —
—
20,971 2.6
Singapore 1,146 1,044 —
—
2,190 0.3
Slovenia — 1,091 962
—
2,053 0.3
South Africa 651 18,242 —
—
18,893 2.3
South Korea 701 90,383 —
—
91,084 11.3
Taiwan 9,731 90,809 —
—
100,540 12.5
Thailand 927 17,733 —
—
18,660 2.3
Togo — 107 —
—
107 —
*

See accompanying notes which are an integral part of the financial statements.
146 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Turkey — 839 —
—
839 0.1
United Arab Emirates 992 6,116 —
—
7,108 0.9
United Kingdom — 2,718 —
—
2,718 0.3
United States 6,833 1,228 —
—
8,061 1.0
Vietnam — 6,511 —
—
6,511 0.8
Preferred Stocks 13,018 3,078 — — 16,096 2.0
Warrants and Rights 1 — — — 1 —
*
Short-Term Investments — — — 26,579 26,579 3.3
Other Securities — — — 997 997 0.1
Total Investments 152,421 618,998 1,102 27,576 800,097 99.2
Other Assets and Liabilities, Net
0.8
100.0
Other Financial Instruments
Assets
Futures Contracts 87 1 — — — 87 1 0.1
Foreign Currency Exchange Contracts 1 — — — 1 —
*
Total Other Financial Instruments
**
$ 87 2 $ — $ — $ — $ 87 2
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
126,227
Consumer Staples ...............................................................................
45,823
Energy ................................................................................................
41,235
Financial Services ..............................................................................
193,126
Health Care ........................................................................................
27,508
Materials and Processing ...................................................................
78,096
Producer Durables ..............................................................................
60,053
Technology .........................................................................................
160,517
Utilities ...............................................................................................
23,839

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 147
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Preferred Stocks
Consumer Discretionary ....................................................................
181
Energy ................................................................................................
3,151
Financial Services ..............................................................................
5,151
Materials and Processing ...................................................................
1,336
Technology .........................................................................................
2,897
Utilities ...............................................................................................
3,380
Warrants and Rights ...................................................................
1
Short-Term Investments .............................................................
26,579
Other Securities ...........................................................................
997
Total Investments ............................................................................... 800,097

See accompanying notes which are an integral part of the financial statements.
148 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Variation margin on futures contracts* 871 —
Total
$ 871 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,256 $ —
Foreign currency exchange contracts — (253)
Total
$ 5,256 $ (253)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,719 $ —
Foreign currency exchange contracts — 2
Total
$ 3,719 $ 2
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 149
Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,015 $ — $ 1,015
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1 — 1
Total Financial and Derivative Assets
1,016 — 1,016
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,016 $ — $ 1,016
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 529 $ — $ 529 $ —
Goldman Sachs
48 7 — 48 7 —
Total
$ 1,01 6 $ — $ 1,01 6 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
150 Emerging Markets Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 721,351
Investments, at fair value(*)(>) ....................................................................................................................................................
800,097
Foreign currency holdings(^) ....................................................................................................................................................... 5,201
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 2,505
Dividends from affiliated funds ....................................................................................................................................... 128
Fund shares sold ............................................................................................................................................................... 352
Foreign capital gains taxes recoverable ........................................................................................................................... 55
From broker(a) ................................................................................................................................................................. 1,633
Variation margin on futures contracts .............................................................................................................................. 873
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
810,851
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 383
Fund shares redeemed ...................................................................................................................................................... 536
Accrued fees to affiliates .................................................................................................................................................. 704
Other accrued expenses .................................................................................................................................................... 516
Deferred capital gains tax liability ................................................................................................................................... 1,238
Payable upon return of securities loaned ..................................................................................................................................... 997
Total liabilities ...........................................................................................................................................................
4,374
Net Assets ...............................................................................................................................................................
$ 806,477

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 151
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (16,148)
Shares of beneficial interest .........................................................................................................................................................
544
Additional paid-in capital ............................................................................................................................................................
822,081
Net Assets ...............................................................................................................................................................
$ 806,477
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 14.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.63
Class A — Net assets ........................................................................................................................................................... $ 7,853,620
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 533,116
Net asset value per share: Class C(#) ........................................................................................................................................... $ 13.47
Class C — Net assets ........................................................................................................................................................... $ 3,665,686
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 272,076
Net asset value per share: Class M(#) .......................................................................................................................................... $ 14.81
Class M — Net assets .......................................................................................................................................................... $ 102,098,999
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,892,146
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 14.87
Class R6 — Net assets ......................................................................................................................................................... $ 1,308,456
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 87,965
Net asset value per share: Class S(#) ........................................................................................................................................... $ 14.84
Class S — Net assets ............................................................................................................................................................ $ 611,006,595
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 41,170,038
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 14.85
Class Y — Net assets ........................................................................................................................................................... $ 80,543,629
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 5,422,478
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,791
(*)     Securities on loan included in investments $ 1,015
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 27,576
(a)     Receivable from Broker for Futures $ 1,633
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
152 Emerging Markets Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 12,803
Dividends from affiliated funds ....................................................................................................................................... 639
Securities lending income (net) ....................................................................................................................................... 6
Less foreign taxes withheld ............................................................................................................................................. (1,396)
Total investment income ..............................................................................................................................................................
12,052
Expenses
Advisory fees ................................................................................................................................................................... 4,739
Administrative fees .......................................................................................................................................................... 200
Custodian fees .................................................................................................................................................................. 387
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 14
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 4
Transfer agent fees - Class M .......................................................................................................................................... 102
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 634
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 115
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ............................................................................................................................... 5
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ..................................................................................................................................................................... 51
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 6,378
Expense reductions .......................................................................................................................................................... (1,441)
Net expenses ................................................................................................................................................................................
4,937
Net investment income (loss) .......................................................................................................................................................
7,115
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $1,074) .............................................................................................. (35,565)
Investments in affiliated funds ......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 5,256
Foreign currency exchange contracts ............................................................................................................................... (253)
Foreign currency-related transactions .............................................................................................................................. 304
Net realized gain (loss) ................................................................................................................................................................
(30,249)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $1,059) ....................................................... 151,747
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 3,719
Foreign currency exchange contracts ............................................................................................................................... 2
Foreign currency-related transactions .............................................................................................................................. (113)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 155,354
Net realized and unrealized gain (loss) ........................................................................................................................................ 125,105
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 132,220
*      Less than $500.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 153
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7,115 $ 29,560
Net realized gain (loss) ....................................................................................................................... (30,249) (45,021)
Net change in unrealized appreciation (depreciation) ........................................................................ 155,354 (397,100)
Net increase (decrease) in net assets from operations .............................................................................. 132,220 (412,561)
Distributions
To shareholders
Class A .......................................................................................................................................... (147) (1,555)
Class C .......................................................................................................................................... (45) (717)
Class M ......................................................................................................................................... (2,288) (19,189)
Class R6 ........................................................................................................................................ (5) (38)
Class S .......................................................................................................................................... (13,588) (121,106)
Class Y .......................................................................................................................................... (1,737) (11,816)
Net decrease in net assets from distributions ............................................................................................ (17,810) (154,421)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (131,506) 111,071
Total Net Increase (Decrease) in Net Assets ........................................................................
(17,096) (455,911)
Net Assets
Beginning of period .................................................................................................................................. 823,573 1,279,484
End of period .............................................................................................................................................
$ 806,477 $ 823,573

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
154 Emerging Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 13 $ 195 54 $ 888
Proceeds from reinvestment of distributions 10 147 84 1,543
Payments for shares redeemed (81) (1,188) (168) (2,788)
Net increase (decrease)
(58) (846) (30) (357)
Class C
Proceeds from shares sold 6 83 6 88
Proceeds from reinvestment of distributions 4 45 42 715
Payments for shares redeemed (25) (333) (65) (1,038)
Net increase (decrease)
(15) (205) (17) (235)
Class M
Proceeds from shares sold 936 13,858 1,568 26,529
Proceeds from reinvestment of distributions 161 2,288 1,035 19,188
Payments for shares redeemed (2,490) (35,235) (1,473) (24,329)
Net increase (decrease)
(1,393) (19,089) 1,130 21,388
Class R6
Proceeds from shares sold 79 1,142 2 27
Proceeds from reinvestment of distributions —
**
5 2 37
Payments for shares redeemed (8) (125) (1) (12)
Net increase (decrease)
71 1,022 3 52
Class S
Proceeds from shares sold 2,360 34,435 9,316 158,639
Proceeds from reinvestment of distributions 948 13,540 6,489 120,572
Payments for shares redeemed (11,519) (165,997) (12,172) (200,574)
Net increase (decrease)
(8,211) (118,022) 3,633 78,637
Class Y
Proceeds from shares sold 987 14,295 311 5,060
Proceeds from reinvestment of distributions 122 1,737 636 11,816
Payments for shares redeemed (700) (10,398) (301) (5,290)
Net increase (decrease)
409 5,634 646 11,586
Total increase (decrease)
(9,197) $ (131,506) 5,365 $ 111,071
**     Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
156 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 12.84 .11 2.05 2.16 (.27) —
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
Class C
April 30, 2023* 11.72 .05 1.86 1.91 (.16) —
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
Class M
April 30, 2023* 12.95 .13 2.06 2.19 (.33) —
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
Class R6
April 30, 2023* 13.01 .16 2.04 2.20 (.34) —
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
Class S
April 30, 2023* 12.96 .12 2.07 2.19 (.31) —
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
Class Y
April 30, 2023* 12.99 .14 2.06 2.20 (.34) —
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 157
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ )(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.27) 14.73 16.87 7,854 1.81 1.47 1.46 45
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.16) 13.47 16.35 3,666 2.56 2.22 .72 45
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.33) 14.81 17.00 102,099 1.56 1.12 1.79 45
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
(.34) 14.87 17.00 1,308 1.41 1.07 2.14 45
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.31) 14.84 16.99 611,006 1.56 1.22 1.70 45
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.34) 14.85 17.06 80,544 1.36 1.04 1.92 45
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
158 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 557,147
Administrative fees 32,427
Distribution fees 3,914
Shareholder servicing fees 760
Transfer agent fees 100,379
Trustee fees 9,600
$ 704,227
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,372 $ 281,738 $ 285,539 $ 9 $ (1) $ 26,579 $ 639 $ —
U.S. Cash Collateral Fund 1,411 29,063 29,477 — — 997 16 —
$ 31,783 $ 310,801 $ 315,016 $ 9 $ (1) $ 27,576 $ 655 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 750,303,415 $ 108,828,231 $ (58,162,135) $ 50,666,096

Tax-Managed U.S. Large Cap Fund 159
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance
(5% return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2023 $ 1,090 .70 $ 1,018 .99
Expenses Paid During Period* $ 6 .07 $ 5 .86
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance
(5% return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2023 $ 1,086 .80 $ 1,015 .27
Expenses Paid During Period* $ 9 .93 $ 9 .59
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance
(5% return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2023 $ 1,092 .70 $ 1,020 .73
Expenses Paid During Period* $ 4 .25 $ 4 .11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

160 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance
(5% return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2023 $ 1,092 .10 $ 1,020 .23
Expenses Paid During Period* $ 4 .77 $ 4 .61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 161
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.9%
Consumer Discretionary - 13.9%
Advance Auto Parts, Inc. 9,136 1,147
Amazon.com, Inc.(Æ) 1,788,660 188,614
Autoliv, Inc. 103,159 8,852
AutoZone, Inc.(Æ) 3,781 10,070
Best Buy Co., Inc. 36,278 2,703
BorgWarner, Inc. 44,695 2,151
Cable One, Inc. 473 359
Capri Holdings, Ltd.(Æ) 255,643 10,609
Central Garden & Pet Co. Class A(Æ) 74,056 2,616
Charter Communications, Inc. Class A(Æ) 41,705 15,377
Chipotle Mexican Grill, Inc. Class A(Æ) 4,012 8,295
Comcast Corp. Class A 482,864 19,976
Costco Wholesale Corp. 109,886 55,297
Dollar General Corp. 45,359 10,045
Dollar Tree, Inc.(Æ) 5,970 918
DR Horton, Inc. 186,140 20,442
eBay, Inc. 143,156 6,647
Expedia Group, Inc.(Æ) 5,900 554
Ford Motor Co. 1,002,577 11,911
Fox Corp. Class A 229,993 7,650
Garmin, Ltd. 46,864 4,601
General Motors Co. 825,853 27,286
Grand Canyon Education, Inc.(Æ) 17,657 2,096
Home Depot, Inc. (The) 75,922 22,818
Lennar Corp. Class A 101,949 11,501
Lennar Corp. Class B 56 5
Liberty Media Corp. Class A(Æ) 298,138 8,378
Liberty SiriusXM Group Class C(Æ) 80,131 2,239
Lithia Motors, Inc. Class A 16,150 3,567
Live Nation Entertainment, Inc.(Æ) 28,629 1,940
Lowe's Cos., Inc. 185,439 38,540
Marriott International, Inc. Class A 17,970 3,043
McDonald's Corp. 5,663 1,675
Netflix, Inc.(Æ) 73,342 24,198
New York Times Co. (The) Class A 69,057 2,745
News Corp. Class A 251,088 4,422
News Corp. Class B 159,428 2,830
Nike, Inc. Class B 295,474 37,442
nVent Electric PLC 6,066 254
NVR, Inc.(Æ) 516 3,013
O'Reilly Automotive, Inc.(Æ) 39,735 36,449
Paramount Global Class B 23,776 555
Penn National Gaming, Inc.(Æ) 71,182 2,120
PulteGroup, Inc. 417,482 28,034
Raytheon Technologies Corp. 228,015 22,779
Ross Stores, Inc. 30,823 3,290
Royal Caribbean Cruises, Ltd.(Æ) 10,518 688
Sensata Technologies Holding PLC 76,513 3,324
Starbucks Corp. 260,637 29,788
Target Corp. 134,491 21,216
Tesla, Inc.(Æ) 232,145 38,144
TJX Cos., Inc. (The) 206,593 16,284
Travel + Leisure Co. 52,623 2,014
Ulta Beauty, Inc.(Æ) 13,081 7,213
VF Corp. 3,017 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walmart, Inc. 175,381 26,477
Walt Disney Co. (The)(Æ) 305,918 31,357
Warner Bros Discovery, Inc.(Æ) 769,353 10,471
Whirlpool Corp. 27,702 3,867
Wyndham Hotels & Resorts, Inc. 59,865 4,084
Yum China Holdings, Inc. 29,534 1,807
Yum! Brands, Inc. 284,366 39,976
916,834
Consumer Staples - 5.5%
Archer-Daniels-Midland Co. 195,736 15,283
Bunge, Ltd. 38,443 3,598
Church & Dwight Co., Inc. 33,671 3,270
Coca-Cola Co. (The) 313,739 20,126
Coca-Cola European Partners PLC 72,498 4,674
Colgate-Palmolive Co. 61,226 4,886
Conagra Brands, Inc. 435,929 16,548
Constellation Brands, Inc. Class A 26,679 6,122
CVS Health Corp. 536,021 39,296
Estee Lauder Cos., Inc. (The) Class A 27,392 6,758
General Mills, Inc. 30,682 2,719
Haleon PLC - ADR 1,654,313 14,674
Hershey Co. (The) 35,057 9,573
Ingredion, Inc. 186,001 19,748
JM Smucker Co. (The) 13,904 2,147
Keurig Dr Pepper, Inc. 14,941 489
Kimberly-Clark Corp. 6,887 998
Kraft Heinz Foods Co. 193,642 7,604
Kroger Co. (The) 948,662 46,133
Molson Coors Beverage Co. Class B 200,585 11,931
Mondelez International, Inc. Class A 349,771 26,834
Monster Beverage Corp.(Æ) 11,748 658
PepsiCo, Inc. 131,962 25,190
Philip Morris International, Inc. 17,601 1,760
Procter & Gamble Co. (The) 266,025 41,601
Sysco Corp. 51,834 3,978
Tyson Foods, Inc. Class A 305,955 19,119
Unilever PLC - ADR 77,394 4,298
Walgreens Boots Alliance, Inc. 163,016 5,746
365,761
Energy - 3.9%
BP PLC - ADR 651,555 26,245
Canadian Natural Resources, Ltd. 121,663 7,418
Chevron Corp. 252,468 42,561
Diamondback Energy, Inc. 98,673 14,031
EOG Resources, Inc. 144,196 17,227
EQT Corp. 229,521 7,996
Exxon Mobil Corp. 352,627 41,730
Hess Corp. 80,704 11,707
HF Sinclair Corp. 21,750 959
Marathon Oil Corp. 203,351 4,913
Marathon Petroleum Corp. 64,204 7,833
Occidental Petroleum Corp. 48,368 2,976
Phillips 66 103,255 10,222
Pioneer Natural Resources Co. 145,969 31,756

See accompanying notes which are an integral part of the financial statements.
162 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Shell PLC - ADR 394,265 24,437
Valero Energy Corp. 63,709 7,305
259,316
Financial Services - 14.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 310,867 17,520
Affiliated Managers Group, Inc. 36,043 5,204
American Express Co. 170,417 27,495
American International Group, Inc. 166,634 8,838
American Tower Corp.(ö) 86,616 17,703
Ameriprise Financial, Inc. 5,878 1,793
Aon PLC Class A 59,307 19,285
Apollo Global Management, Inc. 159,449 10,107
Arthur J Gallagher & Co. 28,088 5,844
Assurant, Inc. 5,910 728
Assured Guaranty, Ltd. 124,017 6,681
AvalonBay Communities, Inc.(ö) 5,000 902
Bank of America Corp. 1,246,227 36,490
Bank of New York Mellon Corp. (The) 40,314 1,717
Berkshire Hathaway, Inc. Class B(Æ) 188,994 62,094
Capital One Financial Corp. 147,276 14,330
CBRE Group, Inc. Class A(Æ) 30,210 2,316
Charles Schwab Corp. (The) 121,436 6,344
Chubb, Ltd. 142,769 28,777
Citigroup, Inc. 93,144 4,384
Citizens Financial Group, Inc. 462,301 14,304
CME Group, Inc. Class A 57,460 10,674
Equinix, Inc.(ö) 40,864 29,589
Evercore, Inc. Class A 44,749 5,105
Everest Re Group, Ltd. 900 340
F&G Annuities & Life, Inc. 1 —
Fifth Third Bancorp 223,451 5,854
First Citizens BancShares, Inc. Class A 1,845 1,858
First Horizon National Corp. 358,276 6,288
Goldman Sachs Group, Inc. (The) 12,071 4,146
Hanover Insurance Group, Inc. (The) 9,972 1,192
Hartford Financial Services Group, Inc. 55,496 3,940
Howard Hughes Corp. (The)(Æ) 112,633 8,714
Huntington Bancshares, Inc. 831,115 9,308
Intercontinental Exchange, Inc. 163,857 17,849
Janus Henderson Group PLC 175,700 4,559
JPMorgan Chase & Co. 578,473 79,968
KeyCorp. 472,418 5,319
Kimco Realty Corp.(ö) 434,379 8,336
Loews Corp. 153,575 8,841
M&T Bank Corp. 36,560 4,599
Markel Corp.(Æ) 9,476 12,968
MasterCard, Inc. Class A 243,764 92,638
MetLife, Inc. 171,966 10,547
Morgan Stanley 285,060 25,647
Northern Trust Corp. 76,583 5,986
Pinnacle Financial Partners, Inc. 137,777 7,472
PNC Financial Services Group, Inc. (The) 22,409 2,919
Progressive Corp. (The) 208,516 28,442
Prologis, LP(ö) 57,326 7,180
Prudential Financial, Inc. 67,246 5,850
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Storage(ö) 26,394 7,782
Raymond James Financial, Inc. 10,375 939
Regions Financial Corp. 661,387 12,077
Reinsurance Group of America, Inc. Class A 76,844 10,936
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,102
Sun Communities, Inc.(ö) 26,709 3,711
Synchrony Financial 264,937 7,818
Synovus Financial Corp. 45,348 1,397
T. Rowe Price Group, Inc. 21,702 2,438
Torchmark Corp. 60,409 6,556
Truist Financial Corp. 462,867 15,080
US Bancorp 11,100 381
VICI Properties, Inc.(ö) 18,304 621
Visa, Inc. Class A 289,631 67,406
Voya Financial, Inc. 21,215 1,623
Wells Fargo & Co. 1,349,965 53,661
Welltower, Inc.(ö) 91,405 7,241
Willis Towers Watson PLC 67,252 15,576
Zions Bancorp NA 152,622 4,252
931,581
Health Care - 14.7%
Abbott Laboratories 419,299 46,320
AbbVie, Inc. 252,513 38,160
Abiomed, Inc.(Æ)(Š) 9,546 10
Amgen, Inc. 53,187 12,751
AstraZeneca PLC - ADR 72,852 5,334
Baxter International, Inc. 307,756 14,674
Becton Dickinson & Co. 5,550 1,467
Biogen, Inc.(Æ) 61,039 18,570
Boston Scientific Corp.(Æ) 344,066 17,933
Bristol Myers Squibb Co. 569,782 38,044
Catalent, Inc.(Æ) 56,471 2,830
Centene Corp.(Æ) 80,371 5,540
Cigna Corp. 92,006 23,304
Danaher Corp. 208,019 49,282
Dentsply Sirona, Inc. 404,746 16,971
Elevance Health, Inc. 58,028 27,195
Eli Lilly & Co. 52,435 20,757
Exelixis, Inc.(Æ) 64,823 1,186
GE HealthCare Technologies, Inc. 10,656 867
Gilead Sciences, Inc. 113,314 9,315
GSK PLC - ADR 450,872 16,245
HCA Healthcare, Inc. 17,182 4,937
Henry Schein, Inc.(Æ) 92,338 7,462
Horizon Therapeutics PLC(Æ) 225,625 25,080
Humana, Inc. 17,246 9,149
Integra LifeSciences Holdings Corp.(Æ) 30,919 1,710
Intuitive Surgical, Inc.(Æ) 111,532 33,596
IQVIA Holdings, Inc.(Æ) 43,482 8,185
Jazz Pharmaceuticals PLC(Æ) 94,887 13,329
Johnson & Johnson 255,014 41,746
Laboratory Corp. of America Holdings 15,778 3,577
McKesson Corp. 56,054 20,417
Medtronic PLC 147,447 13,410
Merck & Co., Inc. 310,510 35,855

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 163
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Moderna, Inc.(Æ) 1,647 219
Novo Nordisk A/S - ADR 96,386 16,105
Organon & Co. 88,752 2,186
Pfizer, Inc. 840,644 32,693
Quest Diagnostics, Inc. 9,172 1,273
Regeneron Pharmaceuticals, Inc.(Æ) 77,598 62,217
Sanofi - ADR 5,861 314
Stryker Corp. 35,845 10,741
Syneos Health, Inc. Class A(Æ) 345,157 13,551
Thermo Fisher Scientific, Inc. 86,648 48,081
UnitedHealth Group, Inc. 270,529 133,125
Universal Health Services, Inc. Class B 24,354 3,662
Veeva Systems, Inc. Class A(Æ) 39,868 7,139
Vertex Pharmaceuticals, Inc.(Æ) 43,407 14,790
Viatris, Inc. 916,003 8,546
Waters Corp.(Æ) 24,577 7,382
Zimmer Biomet Holdings, Inc. 29,583 4,095
Zoetis, Inc. Class A 76,782 13,497
964,824
Materials and Processing - 3.2%
Air Products & Chemicals, Inc. 18,593 5,473
Ball Corp. 156,927 8,345
Carrier Global Corp. 231,724 9,691
Celanese Corp. Class A 82,004 8,712
Copart, Inc.(Æ) 99,026 7,828
Crown Holdings, Inc. 114,311 9,806
Dow, Inc. 33,546 1,825
DuPont de Nemours, Inc. 302,920 21,120
Ecolab, Inc. 98,808 16,584
Fortune Brands Innovations, Inc. 52,850 3,419
General Electric Co. 31,968 3,164
Huntsman Corp. 16,192 434
Ingevity Corp.(Æ) 4,417 317
Johnson Controls International PLC 20,895 1,250
Linde PLC 127,662 47,165
Martin Marietta Materials, Inc. 2,605 946
Masco Corp. 34,631 1,853
Mohawk Industries, Inc.(Æ) 35,740 3,785
NewMarket Corp. 3,892 1,555
Newmont Corp. 308,301 14,613
Nucor Corp. 25,435 3,769
Owens Corning 7,432 794
PPG Industries, Inc. 4,923 690
Reliance Steel & Aluminum Co. 6,664 1,651
Rio Tinto PLC - ADR 37,916 2,426
Royal Gold, Inc. 26,280 3,481
Sherwin-Williams Co. (The) 34,134 8,108
Steel Dynamics, Inc. 7,588 789
Trane Technologies PLC 87,037 16,172
United States Steel Corp. 128,633 2,943
208,708
Producer Durables - 8.6%
3M Co. 23,457 2,492
Alaska Air Group, Inc.(Æ) 118,905 5,168
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amphenol Corp. Class A 120,060 9,061
Aptiv PLC(Æ) 10,893 1,120
Automatic Data Processing, Inc. 76,295 16,785
Block, Inc. Class A(Æ) 1,919 117
Booz Allen Hamilton Holding Corp. Class A 5,563 532
Canadian Pacific Kansas City, Ltd. 164,809 12,994
CoStar Group, Inc.(Æ) 103,513 7,965
CSX Corp. 189,300 5,800
Deere & Co. 58,675 22,180
Delta Air Lines, Inc.(Æ) 642,069 22,029
Eaton Corp. PLC 105,586 17,646
Equifax, Inc. 12,507 2,606
Esab Corp. 29,041 1,695
Expeditors International of Washington, Inc. 44,415 5,056
FedEx Corp. 165,525 37,703
FleetCor Technologies, Inc.(Æ) 60,475 12,937
Fortive Corp. 2,085 132
Gates Industrial Corp. PLC(Æ) 288,474 3,886
Generac Holdings, Inc.(Æ) 33,601 3,435
General Dynamics Corp. 33,727 7,364
Global Payments, Inc. 196,051 22,097
Honeywell International, Inc. 123,717 24,724
Illinois Tool Works, Inc. 1,831 443
Ingersoll Rand, Inc. 185,713 10,589
Keysight Technologies, Inc.(Æ) 47,709 6,901
Kirby Corp.(Æ) 28,717 2,063
Knight-Swift Transportation Holdings, Inc. 29,855 1,681
L3Harris Technologies, Inc. 11,295 2,204
Lockheed Martin Corp. 1,670 776
Magna International, Inc. Class A 23,393 1,220
ManpowerGroup, Inc. 3,130 237
Mettler-Toledo International, Inc.(Æ) 16,183 24,137
Moody's Corp. 58,542 18,331
Norfolk Southern Corp. 42,340 8,596
Northrop Grumman Corp. 4,284 1,976
Old Dominion Freight Line, Inc. 40,433 12,954
Otis Worldwide Corp. 183,325 15,638
PACCAR Financial Corp. 60,253 4,500
Parker-Hannifin Corp. 9,867 3,206
PayPal Holdings, Inc.(Æ) 104,238 7,922
Pentair PLC 158,890 9,228
Regal Rexnord Corp. 24,390 3,175
S&P Global, Inc. 147,100 53,336
Southwest Airlines Co. 147,980 4,482
TE Connectivity, Ltd. 62,903 7,697
Teledyne Technologies, Inc.(Æ) 6,401 2,653
Textron, Inc. 261,296 17,491
TopBuild Corp.(Æ) 3,805 858
TransDigm Group, Inc. 1,634 1,250
Union Pacific Corp. 75,193 14,715
United Airlines Holdings, Inc.(Æ) 126,950 5,560
United Parcel Service, Inc. Class B 92,556 16,642
United Rentals, Inc. 15,216 5,495
Vontier Corp. 741,366 20,113
Waste Management, Inc. 4,229 702
Westinghouse Air Brake Technologies Corp. 204,186 19,943

See accompanying notes which are an integral part of the financial statements.
164 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A(Æ) 38,924 11,211
563,449
Technology - 29.1%
Accenture PLC Class A 134,018 37,564
Adobe, Inc.(Æ) 76,328 28,818
Advanced Micro Devices, Inc.(Æ) 291,203 26,025
Akamai Technologies, Inc.(Æ) 113,986 9,343
Allegion PLC 17,438 1,927
Alphabet, Inc. Class A(Æ) 837,932 89,944
Alphabet, Inc. Class C(Æ) 1,209,020 130,840
Analog Devices, Inc. 80,023 14,394
Apple, Inc. 2,105,652 357,287
Applied Materials, Inc. 109,156 12,338
Arrow Electronics, Inc.(Æ) 23,399 2,678
ASML Holding NV 1,221 778
Autodesk, Inc.(Æ) 112,673 21,948
Booking Holdings, Inc.(Æ) 11,334 30,447
Broadcom, Inc. 42,023 26,327
CACI International, Inc. Class A(Æ) 4,386 1,374
Cisco Systems, Inc. 301,834 14,262
Cognizant Technology Solutions Corp.
Class A 91,439 5,460
Corning, Inc. 84,510 2,807
Corteva, Inc. 230,444 14,085
Dell Technologies, Inc. Class C 66,959 2,912
DXC Technology Co.(Æ) 51,047 1,217
Electronic Arts, Inc. 51,566 6,563
F5, Inc.(Æ) 45,860 6,162
Fidelity National Information Services, Inc. 246,257 14,460
Fortinet, Inc.(Æ) 90,530 5,708
Frontier Communications Corp.(Æ) 125,237 2,823
Guidewire Software, Inc.(Æ) 63,978 4,874
Hewlett Packard Enterprise Co. 299,494 4,289
HP, Inc. 96,623 2,871
Intel Corp. 643,235 19,979
International Business Machines Corp. 8,601 1,087
Intuit, Inc. 111,134 49,338
IPG Photonics Corp.(Æ) 37,641 4,328
Jabil Circuit, Inc. 69,502 5,432
Juniper Networks, Inc. 200,614 6,048
KLA Corp. 5,800 2,242
Lam Research Corp. 32,265 16,909
Leidos Holdings, Inc. 76,321 7,118
Match Group, Inc.(Æ) 1 —
Meta Platforms, Inc. Class A(Æ) 654,976 157,404
Micron Technology, Inc. 543,352 34,970
Microsoft Corp. 1,332,458 409,411
Motorola Solutions, Inc. 72,772 21,206
MSCI, Inc. Class A 56,155 27,092
NVIDIA Corp. 208,533 57,866
NXP Semiconductors NV 102,428 16,772
Oracle Corp. 290,563 27,522
Palo Alto Networks, Inc.(Æ) 36,008 6,570
Qorvo, Inc.(Æ) 74,162 6,829
QUALCOMM, Inc. 54,875 6,409
Salesforce, Inc.(Æ) 184,434 36,586
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SAP SE - ADR 53,046 7,175
Seagate Technology Holdings PLC 20,125 1,183
ServiceNow, Inc.(Æ) 14,674 6,741
Skyworks Solutions, Inc. 63,652 6,741
Synopsys, Inc.(Æ) 19,663 7,301
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 86,088 7,257
Teradyne, Inc. 192,627 17,602
Texas Instruments, Inc. 79,192 13,241
VeriSign, Inc.(Æ) 26,378 5,851
VMware, Inc. Class A(Æ) 29,503 3,689
Workday, Inc. Class A(Æ) 172,473 32,104
1,910,528
Utilities - 4.8%
Ameren Corp. 103,886 9,243
American Electric Power Co., Inc. 26,048 2,407
AT&T, Inc. 1,261,807 22,296
Avangrid, Inc. 73,382 2,954
CenterPoint Energy, Inc. 401,392 12,230
Cheniere Energy, Inc. 73,004 11,170
CMS Energy Corp. 37,178 2,315
ConocoPhillips Co. 522,469 53,757
Consolidated Edison, Inc. 89,657 8,828
Constellation Energy Corp. 24,576 1,902
Dominion Energy, Inc. 130,510 7,457
DT Midstream, Inc. 31,773 1,565
DTE Energy Co. 6,566 738
Duke Energy Corp. 80,474 7,957
Edison International 60,788 4,474
Entergy Corp. 120,725 12,988
Exelon Corp. 347,748 14,758
FirstEnergy Corp. 334,941 13,331
National Fuel Gas Co. 78,976 4,415
NextEra Energy, Inc. 211,957 16,242
NiSource, Inc. 38,538 1,097
NRG Energy, Inc. 428,494 14,642
Ovintiv, Inc. 145,334 5,244
Public Service Enterprise Group, Inc. 14,344 907
Sempra Energy 14,900 2,317
Southern Co. (The) 159 12
T-Mobile USA, Inc.(Æ) 346,691 49,889
UGI Corp. 151,039 5,117
Verizon Communications, Inc. 425,592 16,526
Xcel Energy, Inc. 97,847 6,840
313,618
Total Common Stocks
(cost $3,758,465) 6,434,619
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 126,677,694
(∞)
126,640
Total Short-Term Investments
(cost $126,640) 126,640
Total Investments - 99.8%

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 165
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(identified cost $3,885,105) 6,561,259
Other Assets and Liabilities,
Net - 0.2%
11,127
Net Assets - 100.0%
6,572,386

See accompanying notes which are an integral part of the financial statements.
166 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 625 USD 130,891 06/23 7,742
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,742
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 916,834 $ — $ —
$ —
$ 916,834 13.9
Consumer Staples 365,761 — —
—
365,761 5.5
Energy 259,316 — —
—
259,316 3.9
Financial Services 931,581 — —
—
931,581 14.2
Health Care 964,814 — 10
—
964,824 14.7
Materials and Processing 208,708 — —
—
208,708 3.2
Producer Durables 563,449 — —
—
563,449 8.6
Technology 1,910,528 — —
—
1,910,528 29.1
Utilities 313,618 — —
—
313,618 4.8
Short-Term Investments — — — 126,640 126,640 1.9
Total Investments 6,434,609 — 10 126,640 6,561,259 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 7,742 — — — 7,742 0.1
Total Other Financial Instruments
*
$ 7,742 $ — $ — $ — $ 7,742
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Tax-Mananged U.S. Large Cap Fund 167
Russell Investment Company
Tax-Mananged U.S. Large Cap Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 7,742
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (515)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 13,262
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
168 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,885,105
Investments, at fair value(>) ........................................................................................................................................................
6,561,259
Receivables:
Dividends and interest ...................................................................................................................................................... 4,843
Dividends from affiliated funds ....................................................................................................................................... 588
Fund shares sold ............................................................................................................................................................... 7,170
From broker(a) ................................................................................................................................................................. 343
Variation margin on futures contracts .............................................................................................................................. 7,743
Prepaid expenses .......................................................................................................................................................................... 51
Total assets ...............................................................................................................................................................
6,581,997
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 4,617
Accrued fees to affiliates .................................................................................................................................................. 4,655
Other accrued expenses .................................................................................................................................................... 339
Total liabilities ...........................................................................................................................................................
9,611
Net Assets ...............................................................................................................................................................
$ 6,572,386

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 169
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,532,617
Shares of beneficial interest .........................................................................................................................................................
1,064
Additional paid-in capital ............................................................................................................................................................
4,038,705
Net Assets ...............................................................................................................................................................
$ 6,572,386
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ...........................................................................................................................................
$ 61.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 64.82
Class A — Net assets ........................................................................................................................................................... $ 96,421,139
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,578,219
Net asset value per share: Class C(#) ...........................................................................................................................................
$ 56.87
Class C — Net assets ........................................................................................................................................................... $ 38,908,391
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 684,171
Net asset value per share: Class M(#) ..........................................................................................................................................
$ 61.80
Class M — Net assets .......................................................................................................................................................... $ 1,828,499,364
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 29,586,614
Net asset value per share: Class S(#) ...........................................................................................................................................
$ 61.84
Class S — Net assets ............................................................................................................................................................ $ 4,608,556,830
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 74,518,799
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 126,640
(a)     Receivable from Broker for Futures $ 343
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
170 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 47,9 40
Dividends from affiliated funds ....................................................................................................................................... 4,158
Interest .............................................................................................................................................................................. 1
Total investment income ..............................................................................................................................................................
52,09 9
Expenses
Advisory fees ................................................................................................................................................................... 19,938
Administrative fees .......................................................................................................................................................... 1,485
Custodian fees .................................................................................................................................................................. 229
Distribution fees - Class A ............................................................................................................................................... 113
Distribution fees - Class C ............................................................................................................................................... 141
Transfer agent fees - Class A ........................................................................................................................................... 91
Transfer agent fees - Class C ........................................................................................................................................... 38
Transfer agent fees - Class M .......................................................................................................................................... 1,681
Transfer agent fees - Class S ............................................................................................................................................ 4,322
Professional fees .............................................................................................................................................................. 229
Registration fees ............................................................................................................................................................... 117
Shareholder servicing fees - Class C ............................................................................................................................... 47
Trustees’ fees .................................................................................................................................................................... 178
Printing fees ..................................................................................................................................................................... 70
Miscellaneous .................................................................................................................................................................. 9 3
Expenses before reductions .............................................................................................................................................. 28,77 2
Expense reductions .......................................................................................................................................................... (1,105)
Net expenses ................................................................................................................................................................................
27,66 7
Net investment income (loss) .......................................................................................................................................................
24,432
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (23,357)
Investments in affiliated funds ......................................................................................................................................... 11
Futures contracts .............................................................................................................................................................. (515)
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
(23,859)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 532,563
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 13,262
Net change in unrealized appreciation (depreciation) ................................................................................................................. 545,830
Net realized and unrealized gain (loss) ........................................................................................................................................ 521,971
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 546,403

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 171
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 24,432 $ 28,586
Net realized gain (loss) ....................................................................................................................... (23,859) (93,851)
Net change in unrealized appreciation (depreciation) ........................................................................ 545,830 (1,104,770)
Net increase (decrease) in net assets from operations .............................................................................. 546,403 (1,170,035)
Distributions
To shareholders
Class A .......................................................................................................................................... (300) —
Class M ......................................................................................................................................... (11,492) (3,735)
Class S .......................................................................................................................................... (24,564) (6,675)
Net decrease in net assets from distributions ............................................................................................ (36,356) (10,410)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 316,440 646,115
Total Net Increase (Decrease) in Net Assets ........................................................................
826,487 (534,330)
Net Assets
Beginning of period .................................................................................................................................. 5,745,899 6,280,229
End of period .............................................................................................................................................
$ 6,572,386 $ 5,745,899

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
172 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 109 $ 6,363 280 $ 17,314
Proceeds from reinvestment of distributions 5 299 — —
Payments for shares redeemed (92) (5,397) (187) (11,593)
Net increase (decrease)
22 1,265 93 5,721
Class C
Proceeds from shares sold 68 3,682 137 7,886
Payments for shares redeemed (79) (4,355) (126) (7,381)
Net increase (decrease)
(11) (673) 11 505
Class M
Proceeds from shares sold 5,322 313,104 8,797 543,419
Proceeds from reinvestment of distributions 202 11,467 54 3,728
Payments for shares redeemed (2,391) (141,122) (4,326) (267,192)
Net increase (decrease)
3,133 183,449 4,525 279,955
Class S
Proceeds from shares sold 9,526 559,943 17,076 1,060,590
Proceeds from reinvestment of distributions 429 24,383 96 6,626
Payments for shares redeemed (7,688) (451,927) (11,574) (707,282)
Net increase (decrease)
2,267 132,399 5,598 359,934
Total increase (decrease)
5,411 $ 316,440 10,227 $ 646,115

See accompanying notes which are an integral part of the financial statements.
174 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 56.20 .15 4.93 5.08 (.19) —
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) —
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
Class C
April 30, 2023* 52.33 (.06) 4.60 4.54 — —
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
Class M
April 30, 2023* 56.96 .26 4.98 5.24 (.40) —
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) —
October 31, 2021 49.65 .18 19.77 19.95 (.33) —
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
Class S
April 30, 2023* 56.96 .23 4.99 5.22 (.34) —
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) —
October 31, 2021 49.65 .12 19.76 19.88 (.26) —
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 175
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)( ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.19) 61.09 9.07 96,421 1.18 1.17 .53 8
— 56.20 (17.86) 87,448 1.18 1.17 .21 46
(.16) 68.42 39.83 100,109 1.18 1.17 (.05) 22
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
— 56.87 8.68 38,909 1.93 1.92 (.22) 8
— 52.33 (18.48) 36,410 1.93 1.92 (.54) 46
— 64.19 38.79 43,968 1.93 1.92 (.80) 22
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
(.40) 61.80 9.27 1,828,499 .93 .82 .87 8
(.17) 56.96 (17.57) 1,506,693 .93 .82 .56 46
(.33) 69.27 40.33 1,518,925 .93 .82 .29 22
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
(.34) 61.84 9.21 4,608,557 .93 .92 .78 8
(.10) 56.96 (17.65) 4,115,348 .93 .92 .46 46
(.26) 69.27 40.18 4,617,227 .93 .92 .20 22
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
176 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 3,415,911
Administrative fees 257,711
Distribution fees 43,271
Shareholder servicing fees 7,900
Transfer agent fees 917,377
Trustee fees 12,524
$ 4,654,694
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 120,104 $ 447,122 $ 440,602 $ 11 $ 5 $ 126,640 $ 4,158 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,885,223,015 $ 2,711,424,444 $ (27,646,122) $ 2,683,778,322

Tax-Managed U.S. Mid & Small Cap Fund 177
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,000.30 $ 1,017.46
Expenses Paid During Period* $ 7.34 $ 7.40
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 996.60 $ 1,013.88
Expenses Paid During Period* $ 10.89 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,002.10 $ 1,019.34
Expenses Paid During Period* $ 5.46 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

178 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,001.40 $ 1,018.84
Expenses Paid During Period* $ 5.95 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 179
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.7%
Consumer Discretionary - 15.3%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 132
Abercrombie & Fitch Co. Class A(Æ) 21,379 503
Advance Auto Parts, Inc. 27,241 3,420
American Eagle Outfitters, Inc. 42,341 567
APi Group Corp.(Æ) 227,395 5,175
Atkore, Inc.(Æ) 11,750 1,484
Bassett Furniture Industries, Inc. 22,456 322
Bath & Body Works, Inc. 78,484 2,755
Beacon Roofing Supply, Inc.(Æ) 9,638 580
Beazer Homes USA, Inc.(Æ) 51,466 1,097
BJ's Restaurants, Inc.(Æ) 11,885 387
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 774
Bloomin' Brands, Inc. 149,667 3,707
Bluegreen Vacations Holding Corp. 18,363 529
Boot Barn Holdings, Inc.(Æ) 38,521 2,792
BorgWarner, Inc. 63,783 3,070
Boyd Gaming Corp. 15,720 1,091
Brinker International, Inc.(Æ) 19,584 782
Brunswick Corp. 43,454 3,684
Burlington Stores, Inc.(Æ) 4,309 831
Cable One, Inc. 3,937 2,986
Caleres, Inc. 34,500 787
Capri Holdings, Ltd.(Æ) 22,242 923
Carter's, Inc. 22,449 1,566
Cavco Industries, Inc.(Æ) 7,031 2,111
Century Casinos, Inc.(Æ) 39,565 279
Century Communities, Inc. 18,164 1,223
Cheesecake Factory, Inc. (The) 22,697 765
Chegg, Inc.(Æ) 51,576 927
Churchill Downs, Inc. 15,349 4,490
Chuy's Holdings, Inc.(Æ) 43,568 1,520
Dana Holding Corp. 131,824 1,950
Dave & Buster's Entertainment, Inc.(Æ) 41,241 1,462
Deckers Outdoor Corp.(Æ) 9,224 4,421
Dick's Sporting Goods, Inc. 29,191 4,233
Dine Brands Global, Inc. 18,914 1,228
Domino's Pizza, Inc. 8,559 2,717
Driven Brands, Inc.(Æ) 58,003 1,781
Ethan Allen Interiors, Inc. 16,761 468
FactSet Research Systems, Inc. 4,286 1,764
FirstCash Holdings, Inc. 9,286 957
Five Below, Inc.(Æ) 43,434 8,572
Floor & Decor Holdings, Inc. Class A(Æ) 23,430 2,327
Genesco, Inc.(Æ) 8,688 301
Gentherm, Inc.(Æ) 38,134 2,275
G-III Apparel Group, Ltd.(Æ) 69,083 1,085
GMS, Inc.(Æ) 8,715 506
Golden Entertainment, Inc.(Æ) 25,012 1,054
Grand Canyon Education, Inc.(Æ) 15,870 1,884
Green Brick Partners, Inc.(Æ) 28,092 1,047
Group 1 Automotive, Inc. 2,622 589
Harley-Davidson, Inc. 19,170 711
Hillenbrand, Inc. 17,769 811
Hilton Grand Vacations, Inc.(Æ) 14,163 606
Hooker Furniture Corp. 9,468 150
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IAC/InterActiveCorp.(Æ) 68,908 3,567
Instructure Holdings, Inc.(Æ) 68,434 1,816
Inter Parfums, Inc. 15,857 2,407
International Game Technology PLC 47,959 1,350
Interpublic Group of Cos., Inc. (The) 26,524 948
John Wiley & Sons, Inc. Class A 70,891 2,734
Johnson Outdoors, Inc. Class A 7,204 418
Kontoor Brands, Inc. 40,545 1,831
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,044
Laureate Education, Inc. Class A 15,582 193
Lear Corp. 31,290 3,994
Leslie's, Inc.(Æ) 115,896 1,257
Levi Strauss & Co. Class A 70,792 1,024
Liberty Braves Group Class C(Æ) 35,108 1,335
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 8,077 583
Liberty SiriusXM Group Class C(Æ) 14,044 392
Light & Wonder, Inc. Class A(Æ) 24,104 1,453
Lions Gate Entertainment Corp. Class B(Æ) 136,255 1,454
Lithia Motors, Inc. Class A 19,481 4,303
Madison Square Garden Entertainment
Corp.(Æ) 72,220 2,181
Malibu Boats, Inc. Class A(Æ) 9,851 559
MarineMax, Inc.(Æ) 10,543 307
Marriott Vacations Worldwide Corp. 7,760 1,044
Meritage Homes Corp. 5,627 721
Mister Car Wash, Inc.(Æ) 99,500 878
Monro Muffler Brake, Inc. 71,793 3,509
Newell Rubbermaid, Inc. 397,387 4,828
Nexstar Media Group, Inc. Class A 56,476 9,796
Nu Skin Enterprises, Inc. Class A 20,503 809
nVent Electric PLC 34,460 1,445
NVR, Inc.(Æ) 62 362
ODP Corp. (The)(Æ) 8,873 383
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,531
OneSpaWorld Holdings, Ltd.(Æ) 33,234 399
OptimizeRx Corp.(Æ) 24,379 366
Patrick Industries, Inc. 7,858 539
Penn National Gaming, Inc.(Æ) 13,153 392
PulteGroup, Inc. 22,204 1,491
PVH Corp. 26,694 2,291
QuinStreet, Inc.(Æ) 58,446 649
Ralph Lauren Corp. Class A 3,606 414
RCI Hospitality Holdings, Inc. 22,182 1,661
Restoration Hardware(Æ) 5,681 1,449
Revolve Group, Inc.(Æ) 144,500 2,984
Rush Enterprises, Inc. Class A 47,322 2,513
Scholastic Corp. 27,544 1,060
Service Corp. International 12,051 846
Shoe Carnival, Inc. 13,128 305
Signet Jewelers, Ltd. 22,099 1,626
Skechers USA, Inc. Class A(Æ) 27,104 1,442
Strategic Eduation, Inc. 8,382 738
Taylor Morrison Home Corp. Class A(Æ) 20,519 884
TechTarget, Inc.(Æ) 20,907 713
TEGNA, Inc. 6,655 114
Tempur Sealy International, Inc. 7,701 289

See accompanying notes which are an integral part of the financial statements.
180 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Roadhouse, Inc. Class A 9,894 1,094
Toll Brothers, Inc. 10,396 664
Topgolf Callaway Brands Corp.(Æ) 14,281 317
Tractor Supply Co. 212 51
Transcat, Inc.(Æ) 5,568 425
Travel + Leisure Co. 76,262 2,919
Tri Pointe Homes, Inc.(Æ) 33,493 961
Tupperware Brands Corp.(Æ) 35,839 45
Urban Outfitters, Inc.(Æ) 43,349 1,173
VF Corp. 80,207 1,886
Victoria's Secret & Co.(Æ) 93,140 2,888
Wabash National Corp. 27,235 699
Warby Parker, Inc. Class A(Æ)(Ñ) 146,674 1,544
Weyco Group, Inc. 19,152 520
Willis Lease Finance Corp.(Æ) 10,710 541
Wingstop, Inc. 43,098 8,624
Wolverine World Wide, Inc. 168,749 2,825
Wyndham Hotels & Resorts, Inc. 11,079 756
YETI Holdings, Inc.(Æ) 65,341 2,578
Ziff Davis, Inc.(Æ) 75,706 5,537
214,826
Consumer Staples - 2.9%
BellRing Brands, Inc.(Æ) 21,651 779
Casey's General Stores, Inc. 17,980 4,114
Celsius Holdings, Inc.(Æ) 15,166 1,450
Energizer Holdings, Inc. - GDR 85,549 3,736
Fresh Market, Inc. (The)(Æ)(Š) 6,300 —
Grocery Outlet Holding Corp.(Æ) 24,167 720
Healthcare Services Group, Inc. 247,328 3,861
Helen of Troy, Ltd.(Æ) 6,977 700
Ingredion, Inc. 16,720 1,775
J&J Snack Foods Corp. 40,060 6,137
Lancaster Colony Corp. 5,277 1,104
Limoneira Co. 58,356 975
MGP Ingredients, Inc. 5,280 521
Nomad Foods, Ltd.(Æ) 121,388 2,282
Performance Food Group Co.(Æ) 5,696 357
Pilgrim's Pride Corp.(Æ) 57,405 1,309
Post Holdings, Inc.(Æ) 5,407 489
Primo Water Corp. 85,506 1,299
SpartanNash Co. 12,657 310
Spectrum Brands Holdings, Inc. 72,037 4,791
Sprouts Farmers Market, Inc.(Æ) 16,574 575
Tyson Foods, Inc. Class A 25,015 1,563
United Natural Foods, Inc.(Æ) 10,455 285
US Foods Holding Corp.(Æ) 30,267 1,162
Weis Markets, Inc. 6,526 538
40,832
Energy - 3.7%
Antero Resources Corp.(Æ) 104,489 2,402
Array Technologies, Inc.(Æ) 18,693 382
Berry Petroleum Corp. 66,534 508
Cabot Oil & Gas Corp. 128,828 3,298
ChampionX Corp. 203,182 5,502
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Civitas Resources, Inc. 27,056 1,868
CONSOL Energy, Inc. 7,881 468
Delek US Holdings, Inc. 57,519 1,251
Diamondback Energy, Inc. 20,626 2,933
EQT Corp. 17,282 602
First Solar, Inc.(Æ) 20,384 3,722
Helix Energy Solutions Group, Inc.(Æ) 93,645 679
HF Sinclair Corp. 28,296 1,248
Hostess Brands, Inc. Class A(Æ) 120,309 3,099
Liberty Energy, Inc. Class A 80,925 1,037
Marathon Oil Corp. 98,651 2,384
Matador Resources Co. 53,240 2,610
Nabors Industries, Inc.(Æ) 4,107 410
NexTier Oilfield Solutions, Inc.(Æ) 40,359 326
NOV, Inc. 196,832 3,297
Oil States International, Inc.(Æ) 131,628 927
Par Pacific Holdings, Inc.(Æ) 27,103 635
Patterson-UTI Energy, Inc. 421,662 4,718
Pioneer Natural Resources Co. 10,477 2,279
ProPetro Holding Corp.(Æ) 59,363 412
Sitio Royalties Corp. Class A(Ñ) 3,071 78
Smart Sand, Inc.(Æ) 135,660 233
Solaris Oilfield Infrastructure, Inc. Class A 223,823 1,719
Southwestern Energy Co.(Æ) 190,263 988
US Silica Holdings, Inc.(Æ) 104,840 1,368
51,383
Financial Services - 17.3%
Affiliated Managers Group, Inc. 11,012 1,590
Air Lease Corp. Class A 36,453 1,466
Ally Financial, Inc. 10,955 289
Alpine Income Property Trust, Inc.(ö) 79,804 1,283
Amalgamated Financial Corp. 1,523 25
Ambac Financial Group, Inc.(Æ) 104,566 1,668
American Equity Investment Life Holding
Co. 80,474 3,101
American Realty Investors, Inc.(Æ)(Ñ) 26,507 494
Anywhere Real Estate, Inc.(Æ) 206,159 1,313
Apple Hospitality REIT, Inc.(ö) 67,443 1,004
Associated Banc-Corp. 41,637 742
Assurant, Inc. 5,539 682
Assured Guaranty, Ltd. 14,531 783
Axis Capital Holdings, Ltd. 5,244 297
Axos Financial, Inc.(Æ) 11,131 453
Bancorp, Inc. (The)(Æ) 29,842 952
Bank OZK 64,808 2,315
Bank7 Corp. 9,950 239
BankUnited, Inc. 113,757 2,565
Banner Corp. 10,529 526
BBX Capital, Inc.(Æ) 5,993 47
BGC Partners, Inc. Class A 615,040 2,786
Braemar Hotels & Resorts, Inc.(ö) 328,305 1,248
Bridgewater Bancshares, Inc.(Æ) 45,425 452
Brighthouse Financial, Inc.(Æ) 16,078 711
Byline Bancorp, Inc. 15,021 291
Cadence Bank 83,581 1,690
Cannae Holdings, Inc.(Æ) 93,291 1,702

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 181
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capitol Federal Financial, Inc. 336,993 2,089
Capstar Financial Holdings, Inc. 24,281 325
Carter Bankshares, Inc.(Æ) 53,078 682
Chatham Lodging Trust(ö) 42,781 438
Civista Bancshares, Inc. 8,935 142
CNO Financial Group, Inc. 65,539 1,471
Coastal Financial Corp.(Æ) 1,026 37
Cohen & Steers, Inc. 63,905 3,838
Columbia Banking System, Inc. 169,452 3,620
Columbia Financial, Inc.(Æ) 109,848 1,843
Community Bank System, Inc. 28,319 1,415
Community Healthcare Trust, Inc.(ö) 69,434 2,485
Consumer Portfolio Services, Inc.(Æ)(Ñ) 111,542 1,161
CTO Realty Growth, Inc.(Ñ)(ö) 72,375 1,219
Customers Bancorp, Inc.(Æ) 97,815 2,136
CVB Financial Corp. 10,947 164
DiamondRock Hospitality Co.(ö) 150,383 1,220
Discover Financial Services 20,475 2,119
Easterly Government Properties, Inc.(ö) 364,249 5,125
Enova International, Inc.(Æ) 30,176 1,325
Enterprise Financial Services Corp. 11,883 508
Equity Bancshares, Inc. Class A 24,876 586
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 201
Erie Indemnity Co. Class A 4,852 1,054
Everest Re Group, Ltd. 318 120
eXp World Holdings, Inc.(Ñ) 136,774 1,599
F&G Annuities & Life, Inc. 32,842 602
Federal Agricultural Mortgage Corp. Class
C 14,346 1,912
First American Financial Corp. 29,743 1,714
First BanCorp 160,807 1,889
First Bank 42,747 415
First Commonwealth Financial Corp. 91,478 1,142
First Horizon National Corp. 63,691 1,118
First Industrial Realty Trust, Inc.(ö) 77,087 4,045
First Merchants Corp. 14,444 421
FirstService Corp. 8,409 1,268
FNB Corp. 90,478 1,039
FVC Bankcorp, Inc.(Æ) 3,381 32
Gaming and Leisure Properties, Inc.(ö) 131,722 6,850
Genworth Financial, Inc. Class A(Æ) 108,399 630
Glacier Bancorp, Inc. 122,526 4,072
Globe Life, Inc. 2,949 320
Goosehead Insurance, Inc. Class A(Æ) 84,318 4,848
Grid Dynamics Holdings, Inc.(Æ) 110,640 1,203
GXO Logistics, Inc.(Æ) 67,796 3,602
Hamilton Lane, Inc. Class A 64,998 4,789
Hancock Holding Co. 7,862 287
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 71,732 2,036
Hanover Insurance Group, Inc. (The) 23,918 2,860
Home BancShares, Inc. 56,260 1,225
Houlihan Lokey, Inc. Class A 63,670 5,818
Howard Hughes Corp. (The)(Æ) 55,525 4,296
Independence Realty Trust, Inc.(ö) 85,047 1,416
Independent Bank Group, Inc. 28,262 1,028
Indus Realty Trust, Inc.(ö) 32,277 2,149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jackson Financial, Inc. Class A 106,505 3,835
Jones Lang LaSalle, Inc.(Æ) 11,794 1,640
Kennedy-Wilson, Inc. 102,901 1,727
KeyCorp. 15,209 171
Kinsale Capital Group, Inc. 1,390 454
Lamar Advertising Co. Class A(ö) 9,601 1,015
Life Storage, Inc.(ö) 10,979 1,475
Live Oak Bancshares, Inc. 8,927 210
MBIA, Inc.(Æ) 103,524 1,041
Medical Properties Trust, Inc.(Ñ)(ö) 341,955 2,999
Meta Financial Group, Inc. 18,152 808
MGIC Investment Corp. 87,321 1,298
Mid-America Apartment Communities, Inc.
(ö) 4,859 747
Mr. Cooper Group, Inc.(Æ) 28,418 1,316
National Retail Properties, Inc.(ö) 26,334 1,146
NETSTREIT Corp.(ö) 195,742 3,566
Newmark Group, Inc. Class A 205,045 1,300
NexPoint Residential Trust, Inc.(ö) 48,065 2,063
NMI Holdings, Inc. Class A(Æ) 74,383 1,741
Northrim BanCorp, Inc. 8,507 294
OFG Bancorp 134,940 3,450
Old National Bancorp 2,902 39
Old Second Bancorp, Inc. 114,611 1,409
Origin Bancorp, Inc. 24,725 728
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 215,813 3,595
Pacific Premier Bancorp, Inc. 18,395 409
PacWest Bancorp(Ñ) 8,837 90
Park Hotels & Resorts, Inc.(ö) 27,313 329
Peapack-Gladstone Financial Corp. 34,420 914
Perella Weinberg Partners 134,974 1,066
Popular, Inc. 31,311 1,879
Postal Realty Trust, Inc. Class A(ö) 118,588 1,823
Potlatch Corp.(ö) 76,241 3,525
Primerica, Inc. 8,016 1,463
Progyny, Inc.(Æ) 81,486 2,709
Prologis, LP(ö) 1 —
Prosperity Bancshares, Inc. 5,548 347
Radian Group, Inc. 51,019 1,238
Raymond James Financial, Inc. 29,860 2,703
Reinsurance Group of America, Inc. Class A 9,671 1,376
Ryman Hospitality Properties, Inc.(ö) 30,618 2,745
Safehold, Inc.(ö) 2,475 69
Sandy Spring Bancorp, Inc. 58,743 1,321
Selective Insurance Group, Inc. 41,173 3,966
Simmons First National Corp. Class A 39,363 658
SLM Corp. 106,473 1,599
Southern First Bancshares, Inc.(Æ) 13,265 366
Southern Missouri Bancorp, Inc. 17,233 625
SouthState Corp. 14,455 997
St. Joe Co. (The) 45,597 1,874
STAG Industrial, Inc.(ö) 174,407 5,907
Star Holdings(Æ) 2,367 38
Starwood Property Trust, Inc.(Ñ)(ö) 152,802 2,734
Stewart Information Services Corp. 76,183 3,173
StoneX Group, Inc.(Æ) 4,789 470

See accompanying notes which are an integral part of the financial statements.
182 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Summit Financial Group, Inc. 24,989 486
Sun Communities, Inc.(ö) 13,480 1,873
Synovus Financial Corp. 70,791 2,180
Terreno Realty Corp.(ö) 40,451 2,491
Texas Capital Bancshares, Inc.(Æ) 28,980 1,456
Tradeweb Markets, Inc. Class A 29,376 2,068
Triumph Bancorp, Inc. 6,648 345
UMB Financial Corp. 20,807 1,324
United Community Banks, Inc. 20,570 512
Unum Group 41,015 1,731
Valley National Bancorp 190,597 1,788
Veritex Holdings, Inc. 21,696 373
Virtus Investment Partners, Inc. 1,898 346
Vitesse Energy, Inc. 546 10
Voya Financial, Inc. 70,855 5,419
Walker & Dunlop, Inc. 13,987 941
Webster Financial Corp. 70,596 2,633
Western Alliance Bancorp 41,867 1,554
World Acceptance Corp.(Æ) 846 85
WR Berkley Corp. 8,619 508
WSFS Financial Corp. 8,031 282
243,547
Health Care - 12.9%
Acadia Healthcare Co., Inc.(Æ) 5,395 390
Addus HomeCare Corp.(Æ) 25,261 2,065
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 11,664 3,794
Allscripts Healthcare Solutions, Inc.(Æ) 12,152 152
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 334
Apellis Pharmaceuticals, Inc.(Æ) 30,415 2,538
Arcellx, Inc.(Æ) 22,393 956
Argenx SE - ADR(Æ) 9,265 3,594
Arrowhead Pharmaceuticals, Inc.(Æ) 49,725 1,761
Arvinas, Inc.(Æ) 29,375 770
Ascendis Pharma A/S - ADR(Æ) 4,994 349
Azenta, Inc.(Æ) 11,114 483
Biohaven, Ltd.(Æ) 7,390 97
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,018
Blueprint Medicines Corp.(Æ) 30,241 1,544
Catalyst Pharmaceuticals, Inc.(Æ) 196,912 3,135
Centene Corp.(Æ) 21,783 1,502
Certara, Inc.(Æ) 57,153 1,381
Charles River Laboratories International,
Inc.(Æ) 9,555 1,817
Chemed Corp. 4,876 2,688
Chinook Therapeutics, Inc.(Æ) 15,391 308
Consensus Cloud Solutions, Inc.(Æ) 64,661 2,414
Cooper Cos., Inc. (The) 2,058 785
CorVel Corp.(Æ) 14,173 2,863
Cytokinetics, Inc.(Æ) 92,973 3,477
Denali Therapeutics, Inc.(Æ) 44,828 1,114
Dentsply Sirona, Inc. 140,588 5,895
DexCom, Inc.(Æ) 9,320 1,131
DocGo, Inc.(Æ) 152,280 1,294
Doximity, Inc. Class A(Æ) 102,091 3,752
Encompass Health Corp. 84,369 5,412
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enhabit, Inc.(Æ) 172,863 2,118
Enovis Corp.(Æ) 50,947 2,968
Ensign Group, Inc. (The) 29,828 2,896
Envista Holdings Corp.(Æ) 44,046 1,695
Evolus, Inc.(Æ) 101,980 891
Exact Sciences Corp.(Æ) 8,202 525
Globus Medical, Inc. Class A(Æ) 6,568 382
Haemonetics Corp.(Æ) 20,950 1,754
Halozyme Therapeutics, Inc.(Æ) 44,801 1,439
Henry Schein, Inc.(Æ) 22,352 1,806
Horizon Therapeutics PLC(Æ) 24,512 2,725
Icon PLC(Æ) 18,708 3,605
Inhibrx, Inc.(Æ) 151,581 3,183
Inspire Medical Systems, Inc.(Æ) 1,435 384
Integra LifeSciences Holdings Corp.(Æ) 36,168 2,001
Ionis Pharmaceuticals, Inc.(Æ) 7,245 256
Jazz Pharmaceuticals PLC(Æ) 13,641 1,916
Kura Oncology, Inc.(Æ) 54,327 529
Kymera Therapeutics, Inc.(Æ) 10,243 323
Lantheus Holdings, Inc.(Æ) 9,320 796
Legend Biotech Corp. - ADR(Æ) 25,995 1,786
LeMaitre Vascular, Inc. 73,464 3,967
Ligand Pharmaceuticals, Inc. Class B(Æ) 13,933 1,064
Liquidia Corp.(Æ)(Ñ) 178,929 1,201
LivaNova PLC(Æ) 26,368 1,263
Medpace Holdings, Inc.(Æ) 7,207 1,442
Mirati Therapeutics, Inc.(Æ) 13,648 605
Moderna, Inc.(Æ) 1,559 207
Molina Healthcare, Inc.(Æ) 4,848 1,444
Neurocrine Biosciences, Inc.(Æ) 14,839 1,499
Novocure, Ltd.(Æ) 7,298 481
OmniAb, Inc.(Æ) 6,832 —
Omnicell, Inc.(Æ) 41,185 2,503
Organon & Co. 69,137 1,703
Pennant Group, Inc. (The)(Æ) 120,353 1,669
Penumbra, Inc.(Æ) 2,287 650
Perrigo Co. PLC 186,997 6,954
Pliant Therapeutics, Inc.(Æ) 130,204 3,678
Prestige Brands Holdings, Inc.(Æ) 7,856 483
Prometheus Biosciences, Inc.(Æ) 19,527 3,787
Protagonist Therapeutics, Inc.(Æ) 64,838 1,465
PTC Therapeutics, Inc.(Æ) 45,424 2,505
Quest Diagnostics, Inc. 7,338 1,019
QuidelOrtho Corp.(Æ) 28,094 2,527
Recursion Pharmaceuticals, Inc. Class A(Æ) 61,080 291
Repligen Corp.(Æ) 14,183 2,151
ResMed, Inc. 5,478 1,320
Rocket Pharmaceuticals, Inc.(Æ) 227,405 4,075
Sarepta Therapeutics, Inc.(Æ) 13,002 1,596
Schrodinger, Inc.(Æ) 68,654 2,027
Seagen, Inc.(Æ) 4,553 911
ShockWave Medical, Inc.(Æ) 3,899 1,131
Smith & Nephew PLC - ADR(Ñ) 176,811 5,782
SpringWorks Therapeutics, Inc.(Æ) 21,790 509
STAAR Surgical Co.(Æ) 7,348 518
STERIS PLC 21,088 3,976
Supernus Pharmaceuticals, Inc.(Æ) 35,330 1,302

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 183
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Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ) 6,527 1,502
US Physical Therapy, Inc. 22,949 2,443
Utah Medical Products, Inc. 16,678 1,582
Veeva Systems, Inc. Class A(Æ) 6,119 1,096
Ventyx Biosciences, Inc.(Æ) 17,901 673
Vericel Corp.(Æ) 66,462 2,094
Viridian Therapeutics, Inc.(Æ) 28,962 812
West Pharmaceutical Services, Inc. 14,698 5,310
Xencor, Inc.(Æ) 30,848 816
Xenon Pharmaceuticals, Inc.(Æ) 34,505 1,390
Zai Lab, Ltd. - ADR(Æ) 29,752 1,041
Zentalis Pharmaceuticals, Inc.(Æ) 50,000 1,101
Zinvie, Inc.(Æ) 146,212 1,203
181,559
Materials and Processing - 11.1%
AAON, Inc. 11,226 1,100
Acuity Brands, Inc. 2,856 449
AdvanSix, Inc. 27,650 1,042
Albemarle Corp. 4,631 859
Alcoa Corp. 33,253 1,235
Arconic Corp.(Æ) 59,794 1,480
Ashland Global Holdings, Inc. 40,024 4,067
Avient Corp. 70,153 2,702
Axalta Coating Systems, Ltd.(Æ) 125,569 3,964
Balchem Corp. 20,807 2,734
Ball Corp. 121,591 6,466
Belden, Inc. 5,651 446
Builders FirstSource, Inc.(Æ) 34,934 3,311
Celanese Corp. Class A 13,185 1,401
Century Aluminum Co.(Æ) 94,914 815
CF Industries Holdings, Inc. 5,180 371
Clearwater Paper Corp.(Æ) 11,320 409
Cleveland-Cliffs, Inc.(Æ) 46,373 713
Commercial Metals Co. 77,975 3,641
Crown Holdings, Inc. 12,014 1,031
Darling Ingredients, Inc.(Æ) 25,432 1,515
Eagle Materials, Inc. 17,343 2,570
Element Solutions, Inc. 274,023 4,974
Fabrinet(Æ) 5,341 507
FMC Corp. 25,966 3,209
Fortitude Gold Corp. 63,468 437
Fortune Brands Innovations, Inc. 33,689 2,179
Huntsman Corp. 21,662 580
Ingevity Corp.(Æ) 32,617 2,340
Innospec, Inc. 4,161 423
Intrepid Potash, Inc.(Æ) 19,097 492
ITT, Inc. 53,321 4,502
Kaiser Aluminum Corp. 58,579 3,850
KAR Auction Services, Inc.(Æ) 196,303 2,658
Koppers Holdings, Inc. 14,523 476
Lawson Products, Inc.(Æ) 26,579 1,241
Lennox International, Inc. 28,446 8,019
LKQ Corp. 42,380 2,447
Masco Corp. 24,332 1,302
Masterbrand, Inc.(Æ) 296,469 2,393
MDU Resources Group, Inc. 127,047 3,712
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Minerals Technologies, Inc. 16,922 1,003
Modine Manufacturing Co.(Æ) 216,222 4,521
Mohawk Industries, Inc.(Æ) 6,071 643
Mosaic Co. (The) 19,048 816
MRC Global, Inc.(Æ) 31,956 311
Olin Corp. 23,277 1,290
Olympic Steel, Inc. 22,978 1,070
Orion Engineered Carbons SA 36,558 885
Osisko Gold Royalties, Ltd. 199,369 3,242
Owens Corning 10,132 1,082
Packaging Corp. of America 4,726 639
PGT Innovations, Inc.(Æ) 32,596 836
Pool Corp. 12,749 4,479
Quaker Chemical Corp. 6,825 1,274
Reliance Steel & Aluminum Co. 4,945 1,225
Rentokil Initial PLC - ADR 1 —
Resideo Technologies, Inc.(Æ) 70,005 1,246
Rogers Corp.(Æ) 9,562 1,539
Royal Gold, Inc. 19,407 2,570
RPM International, Inc. 6,601 541
ScanSource, Inc.(Æ) 13,149 360
Schweitzer-Mauduit International, Inc. 192,758 3,734
Sealed Air Corp. 10,109 485
Silgan Holdings, Inc. 147,317 7,257
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,942
SPX Technologies, Inc.(Æ) 51,202 3,261
Steel Dynamics, Inc. 20,453 2,126
Sylvamo Corp. 91,592 4,197
Timken Co. (The) 7,696 591
TimkenSteel Corp.(Æ) 64,073 1,073
Trex Co., Inc.(Æ) 34,500 1,886
UFP Industries, Inc. 24,770 1,945
United States Steel Corp. 41,621 952
Valhi, Inc. 11,513 179
Valmont Industries, Inc. 2,427 705
Valvoline, Inc. 46,246 1,598
Watsco, Inc. 4,901 1,698
Westlake Chemical Corp. 6,173 702
Westrock Co. 129,394 3,873
Worthington Industries, Inc. 9,630 572
156,410
Producer Durables - 16.6%
AAR Corp.(Æ) 11,205 591
ABM Industries, Inc. 18,959 807
AECOM 40,397 3,355
Alamo Group, Inc. 5,697 1,007
Alarm.com Holdings, Inc.(Æ) 43,765 2,087
Allison Transmission Holdings, Inc. Class A 13,732 670
Alta Equipment Group, Inc. 66,347 938
AMN Healthcare Services, Inc.(Æ) 53,801 4,646
AO Smith Corp. 756 52
Applied Industrial Technologies, Inc. 4,001 543
ArcBest Corp. 31,195 2,945
Arcosa, Inc. 45,271 3,058
Ardmore Shipping Corp. 47,695 701
Arhaus, Inc.(Æ)(Ñ) 106,022 850

See accompanying notes which are an integral part of the financial statements.
184 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avery Dennison Corp. 4,784 835
Badger Meter, Inc. 12,047 1,594
Barnes Group, Inc. 45,629 1,918
Booz Allen Hamilton Holding Corp. Class A 17,034 1,630
Brady Corp. Class A 44,653 2,279
Brink's Co. (The) 1,241 78
Brookfield Infrastructure Corp. Class A 10,691 455
BWX Technologies, Inc. 97,787 6,315
Carlisle Cos., Inc. 3,317 716
Chart Industries, Inc.(Æ) 6,668 887
CIRCOR International, Inc.(Æ) 14,895 415
CNH Industrial NV 227,792 3,212
Comfort Systems USA, Inc. 8,542 1,277
Construction Partners, Inc. Class A(Æ) 59,402 1,541
Costamare, Inc. 25,127 227
CoStar Group, Inc.(Æ) 30,654 2,359
Crane Co. 19,265 1,388
Crane Holdings Co. 38,250 1,811
Cross Country Healthcare, Inc.(Æ) 6,409 141
Deluxe Corp. 184,205 2,791
Donaldson Co., Inc. 16,407 1,043
Dorian LPG, Ltd. 46,650 1,037
Dorman Products, Inc.(Æ) 25,021 2,156
DXP Enterprises, Inc.(Æ) 10,162 256
Dycom Industries, Inc.(Æ) 11,879 1,100
Eagle Bulk Shipping, Inc. 714 32
Encore Wire Corp. 5,691 890
EnerSys 62,739 5,205
EnPro Industries, Inc. 10,599 999
Esab Corp. 53,970 3,150
ESCO Technologies, Inc. 24,586 2,300
Euronet Worldwide, Inc.(Æ) 55,440 6,139
ExlService Holdings, Inc.(Æ) 10,813 1,929
Exponent, Inc. 10,275 946
Flowserve Corp. 202,761 6,770
Fluor Corp.(Æ) 37,800 1,098
Forward Air Corp. 3,832 404
Fox Factory Holding Corp.(Æ) 54,138 6,002
Franklin Electric Co., Inc. 24,410 2,184
FTI Consulting, Inc.(Æ) 7,468 1,348
Gartner, Inc.(Æ) 3,010 910
Gentex Corp. 28,301 781
GFL Environmental, Inc. 42,753 1,552
Graco, Inc. 4,371 347
Granite Construction, Inc. 19,483 743
H&E Equipment Services, Inc. 20,683 755
H&R Block, Inc. 5,376 182
Hawaiian Holdings, Inc.(Æ) 88,257 735
HealthEquity, Inc.(Æ) 6,113 327
HEICO Corp. 16,303 2,749
Hertz Global Holdings, Inc.(Æ) 79,506 1,938
Hexcel Corp. 8,499 613
Hillman Solutions Corp.(Æ) 198,973 1,671
Howmet Aerospace, Inc. 66,445 2,943
Huntington Ingalls Industries, Inc. 3,147 635
Information Services Group, Inc. 171,941 875
Insperity, Inc. 11,342 1,389
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Seaways, Inc. 1 —
John Bean Technologies Corp. 4,917 534
Kaman Corp. Class A 147,609 3,258
Keysight Technologies, Inc.(Æ) 14,446 2,089
Kimball International, Inc. Class B 260,278 3,204
Knight-Swift Transportation Holdings, Inc. 9,433 531
Lamb Weston Holdings, Inc. 38,820 4,340
Landstar System, Inc. 9,875 1,738
Littelfuse, Inc. 16,536 4,006
MarketAxess Holdings, Inc. 4,289 1,365
MasTec, Inc.(Æ) 17,488 1,553
Matson, Inc. 31,527 2,145
Maximus, Inc. 23,374 1,955
Mayville Engineering Co., Inc.(Æ) 43,037 521
Middleby Corp.(Æ) 8,536 1,203
MillerKnoll, Inc. 25,530 434
Montrose Environmental Group, Inc.(Æ) 40,002 1,218
Morningstar, Inc. 4,882 870
Murphy USA, Inc. 1,877 517
MYR Group, Inc.(Æ) 11,935 1,528
National Instruments Corp. 19,977 1,163
Nordson Corp. 6,859 1,484
NV5 Global, Inc.(Æ) 30,811 2,919
Paylocity Holding Corp.(Æ) 24,284 4,694
Pentair PLC 13,065 759
PROG Holdings, Inc.(Æ) 67,376 2,037
Quanta Services, Inc. 39,003 6,616
RBC Bearings, Inc.(Æ) 6,534 1,483
Regal Rexnord Corp. 9,258 1,205
Repay Holdings Corp.(Æ) 230,682 1,446
Ritchie Bros Auctioneers, Inc. 44,424 2,541
Robert Half International, Inc. 4,436 324
RXO, Inc.(Æ) 14,832 268
Ryder System, Inc. 13,972 1,106
Ryerson Holding Corp. 31,214 1,179
Saia, Inc.(Æ) 16,739 4,984
SHYFT Group, Inc. (The) 49,982 1,254
Smith & Wesson Brands, Inc. 21,346 257
Snap-on, Inc. 3,029 786
Southwest Gas Holdings, Inc. 1,313 74
Spirit Airlines, Inc. 73,058 1,249
Standex International Corp. 22,197 2,726
Stanley Black & Decker, Inc. 10,914 942
Stericycle, Inc.(Æ) 17,103 781
Sterling Construction Co., Inc.(Æ) 21,014 776
Teekay Tankers, Ltd. Class A 12,352 500
Teledyne Technologies, Inc.(Æ) 2,321 962
Tennant Co. 18,685 1,428
Terex Corp. 16,159 721
Tetra Tech, Inc. 16,756 2,319
Textainer Group Holdings, Ltd. 16,226 570
Textron, Inc. 11,075 741
Thermon Group Holdings, Inc.(Æ) 79,805 1,658
Tidewater, Inc.(Æ) 10,522 474
Toast, Inc. Class A(Æ) 32,193 586
TopBuild Corp.(Æ) 6,629 1,495
Toro Co. (The) 9,787 1,020

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 185
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trade Desk, Inc. (The) Class A(Æ) 5,340 344
Trimble Navigation, Ltd.(Æ) 49,203 2,317
UniFirst Corp. 3,829 627
United Rentals, Inc. 7,327 2,646
Vectrus, Inc.(Æ) 102,825 4,442
Vontier Corp. 97,266 2,639
Watts Water Technologies, Inc. Class A 4,528 732
WESCO International, Inc. 32,566 4,689
Westinghouse Air Brake Technologies Corp. 15,241 1,489
Whole Earth Brands, Inc.(Æ) 177,054 425
WNS Holdings, Ltd. - ADR(Æ) 32,487 2,929
XPO Logistics, Inc.(Æ) 48,776 2,155
Zebra Technologies Corp. Class A(Æ) 2,359 679
232,901
Technology - 13.1%
ACI Worldwide, Inc.(Æ) 66,841 1,693
Adtran Holdings, Inc. 37,244 340
Advanced Micro Devices, Inc.(Æ) 10,126 905
Alight, Inc. Class A(Æ) 677,485 6,267
Altair Engineering, Inc. Class A(Æ) 42,713 2,949
American Software, Inc. Class A 31,432 375
Appfolio, Inc. Class A(Æ) 32,725 4,569
Arista Networks, Inc.(Æ) 9,572 1,533
Aviat Networks, Inc.(Æ) 20,718 680
Avnet, Inc. 13,838 571
Axcelis Technologies, Inc.(Æ) 3,318 392
Bio Techne Corp. 73,832 5,898
Black Knight, Inc.(Æ) 17,469 954
Blackline, Inc.(Æ) 51,726 2,882
Box, Inc. Class A(Æ) 80,776 2,137
Broadridge Financial Solutions, Inc. 6,755 982
Bumble, Inc. Class A(Æ) 84,210 1,533
CACI International, Inc. Class A(Æ) 11,126 3,486
Calix, Inc.(Æ) 8,224 376
CCC Intelligent Solutions Holdings, Inc.(Æ) 404,037 3,507
Cognex Corp. 38,422 1,832
Cohu, Inc.(Æ) 16,695 565
Concentrix Corp. 10,820 1,044
Cvent Holding Corp.(Æ)(Ñ) 222,582 1,872
Daily Journal Corp.(Æ) 3,316 906
Descartes Systems Group, Inc. (The)(Æ) 60,214 4,768
Diodes, Inc.(Æ) 27,037 2,155
Dolby Laboratories, Inc. Class A 32,605 2,729
Donnelley Financial Solutions, Inc.(Æ) 22,618 978
DoubleVerify Holdings, Inc.(Æ) 75,267 2,214
DXC Technology Co.(Æ) 31,375 748
Dynatrace, Inc.(Æ) 40,960 1,732
Endava PLC - ADR(Æ) 3,820 220
Entegris, Inc. 41,587 3,116
Envestnet, Inc.(Æ) 48,036 3,045
EPAM Systems, Inc.(Æ) 2,481 701
Etsy, Inc.(Æ) 6,871 694
Evolent Health, Inc. Class A(Æ) 49,440 1,800
Fair Isaac Corp.(Æ) 10,245 7,458
Five9, Inc.(Æ) 26,188 1,698
Fortinet, Inc.(Æ) 38,935 2,455
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Frontier Communications Corp.(Æ) 50,691 1,143
Genpact, Ltd. 66,410 2,959
Globant SA(Æ) 13,943 2,187
GoDaddy, Inc. Class A(Æ) 34,317 2,597
Guidewire Software, Inc.(Æ) 28,944 2,205
Inspired Entertainment, Inc.(Æ) 11,477 147
IPG Photonics Corp.(Æ) 1,991 229
Jabil Circuit, Inc. 6,244 488
Jack Henry & Associates, Inc. 4,880 797
Kimball Electronics, Inc.(Æ) 21,038 423
Kulicke & Soffa Industries, Inc. 156,356 7,452
Kyndryl Holdings, Inc.(Æ) 130,830 1,892
Lattice Semiconductor Corp.(Æ) 11,676 931
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 331
Monolithic Power Systems, Inc. 12,574 5,809
NCR Corp.(Æ) 73,848 1,646
Nice, Ltd. - ADR(Æ)(Ñ) 18,660 3,807
Olo, Inc. Class A(Æ) 320,280 2,194
ON Semiconductor Corp.(Æ) 12,467 897
PDF Solutions, Inc.(Æ) 17,238 621
Photronics, Inc.(Æ) 34,924 505
PlayAGS, Inc.(Æ) 100,041 528
Plexus Corp.(Æ) 29,571 2,587
Power Integrations, Inc. 21,755 1,583
Progress Software Corp. 36,263 1,990
PTC, Inc.(Æ) 24,074 3,028
Pure Storage, Inc. Class A(Æ) 51,735 1,181
Qualys, Inc.(Æ) 53,953 6,093
Rambus, Inc.(Æ) 18,176 806
Sanmina Corp.(Æ) 5,603 293
Semtech Corp.(Æ) 17,254 336
Shutterstock, Inc. 35,150 2,355
Simulations Plus, Inc. 16,355 683
SiTime Corp.(Æ) 12,416 1,347
Skyworks Solutions, Inc. 59,528 6,304
Smartsheet, Inc. Class A(Æ) 24,883 1,017
SPS Commerce, Inc.(Æ) 36,339 5,353
Super Micro Computer, Inc.(Æ) 55,402 5,841
SYNNEX Corp. 7,146 636
Take-Two Interactive Software, Inc.(Æ) 5,769 717
Thoughtworks Holding, Inc.(Æ) 146,132 910
Thryv Holdings, Inc.(Æ) 71,182 1,599
Tower Semiconductor, Ltd.(Æ) 1,252 56
TTEC Holdings, Inc. 36,387 1,240
Tyler Technologies, Inc.(Æ) 8,952 3,393
Universal Display Corp. 15,305 2,043
Verint Systems, Inc.(Æ) 88,701 3,237
Verra Mobility Corp.(Æ) 185,260 3,140
Wolfspeed, Inc.(Æ) 18,565 864
Zeta Global Holdings Corp. Class A(Æ) 77,441 752
183,931
Utilities - 2.8%
ALLETE, Inc. 77,525 4,836
American States Water Co. 15,862 1,408
Chesapeake Energy Corp. 11,697 967

See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chesapeake Utilities Corp. 14,000 1,729
Cogent Communications Holdings, Inc. 33,037 2,281
Constellation Energy Corp. 19,574 1,515
DT Midstream, Inc. 121,036 5,963
Earthstone Energy, Inc. Class A(Æ) 77,536 1,051
Essential Utilities, Inc. 10,235 437
Iridium Communications, Inc. 47,158 2,993
Kosmos Energy, Ltd.(Æ) 45,720 293
Magnolia Oil & Gas Corp. Class A 117,244 2,476
National Fuel Gas Co. 2,628 147
NextDecade Corp.(Æ)(Ñ) 57,568 359
Northern Oil and Gas, Inc. 45,075 1,495
NorthWestern Corp. 645 38
Oasis Petroleum, Inc. 13,073 1,861
Ovintiv, Inc. 29,505 1,065
Penn Virginia Corp. Class A 14,053 579
Permian Resources Corp. 33,005 345
RGC Resources, Inc. 49,739 953
SandRidge Energy, Inc. 50,747 719
Talos Energy, Inc.(Æ) 40,238 548
Viper Energy Partners, LP 102,595 3,020
Vistra Corp. 85,127 2,031
39,109
Total Common Stocks
(cost $885,257) 1,344,498
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
147
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
94
Total Preferred Stocks
(cost $459) 241
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)(Ñ)
2024  Warrants 12,581 226
Nabors Industries, Inc.(Æ)(Ñ)
2026  Warrants 3,926 59
Total Warrants and Rights
(cost $58) 285
Short-Term Investments - 4.0%
U.S. Cash Management Fund(@) 55,305,058
(∞)
55,289
Total Short-Term Investments
(cost $55,289) 55,289
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 13,098,943
(∞)
13,099
Total Other Securities
(cost $13,099) 13,099
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 100.6%
(identified cost $954,162) 1,413,412
Other Assets and Liabilities,
Net - (0.6)%
(8,322)
Net Assets - 100.0%
1,405,090

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 187
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 634 USD 56,261 06/23 (24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (24)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 214,826 $ — $ —
$ —
$ 214,826 15.3
Consumer Staples 40,832 — —
—
40,832 2.9
Energy 51,383 — —
—
51,383 3.7
Financial Services 243,547 — —
—
243,547 17.3
Health Care 181,559 — —
—
181,559 12.9
Materials and Processing 156,410 — —
—
156,410 11.1
Producer Durables 232,901 — —
—
232,901 16.6
Technology 183,931 — —
—
183,931 13.1
Utilities 39,109 — —
—
39,109 2.8
Preferred Stocks 241 — — — 241 —
*
Warrants and Rights 285 — — — 285 —
*
Short-Term Investments — — — 55,289 55,289 4.0
Other Securities — — — 13,099 13,099 0.9
Total Investments 1,345,024 — — 68,388 1,413,412 100.6
Other Assets and Liabilities, Net
(0.6)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (24) — — — (24) (—)
*
Total Other Financial Instruments
**
$ (24) $ — $ — $ — $ (24)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 189
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 24
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 795
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 68
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 12,882 $ — $ 12,882
Total Financial and Derivative Assets
12,882 — 12,882
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 12,882 $ — $ 12,882
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,313 $ — $ 2,313 $ —
Barclays
1,714 — 1,714 —
Citigroup
2,205 — 2,205 —
Fidelity
1,302 — 1,302 —
Goldman Sachs
3,730 — 3,730 —
HSBC
319 — 319 —
Morgan Stanley
169 — 169 —
Wells Fargo
1,130 — 1,130 —
Total
$ 12,882 $ — $ 12,882 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 191
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 954,162
Investments, at fair value(*)(>) ....................................................................................................................................................
1,413,412
Foreign currency holdings(^) ....................................................................................................................................................... 4
Receivables:
Dividends and interest ...................................................................................................................................................... 404
Dividends from affiliated funds ....................................................................................................................................... 220
Fund shares sold ............................................................................................................................................................... 1,949
From broker(a) ................................................................................................................................................................. 4,420
Prepaid expenses .......................................................................................................................................................................... 12
Total assets ...............................................................................................................................................................
1,420,421
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 720
Accrued fees to affiliates .................................................................................................................................................. 1,316
Other accrued expenses .................................................................................................................................................... 173
Variation margin on futures contracts .............................................................................................................................. 23
Payable upon return of securities loaned ..................................................................................................................................... 13,099
Total liabilities ...........................................................................................................................................................
15,331
Net Assets ...............................................................................................................................................................
$ 1,405,090

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 394,492
Shares of beneficial interest .........................................................................................................................................................
414
Additional paid-in capital ............................................................................................................................................................
1,010,184
Net Assets ...............................................................................................................................................................
$ 1,405,090
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 32.29
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 34.26
Class A — Net assets ........................................................................................................................................................... $ 25,573,263
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 792,050
Net asset value per share: Class C(#) ........................................................................................................................................... $ 26.71
Class C — Net assets ........................................................................................................................................................... $ 13,033,899
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 488,052
Net asset value per share: Class M(#) .......................................................................................................................................... $ 34.14
Class M — Net assets .......................................................................................................................................................... $ 348,176,918
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,198,348
Net asset value per share: Class S(#) ........................................................................................................................................... $ 34.02
Class S — Net assets ............................................................................................................................................................ $ 1,018,305,863
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,929,538
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3
(*)     Securities on loan included in investments $ 12,882
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 68,388
(a)     Receivable from Broker for Futures $ 4,420
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 193
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 9,135
Dividends from affiliated funds ....................................................................................................................................... 1,196
Securities lending income (net) ....................................................................................................................................... 93
Total investment income ..............................................................................................................................................................
10,424
Expenses
Advisory fees ................................................................................................................................................................... 6,705
Administrative fees .......................................................................................................................................................... 335
Custodian fees .................................................................................................................................................................. 70
Distribution fees - Class A ............................................................................................................................................... 32
Distribution fees - Class C ............................................................................................................................................... 51
Transfer agent fees - Class A ........................................................................................................................................... 26
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 34 2
Transfer agent fees - Class S ............................................................................................................................................ 1,00 2
Professional fees .............................................................................................................................................................. 73
Registration fees ............................................................................................................................................................... 57
Shareholder servicing fees - Class C ............................................................................................................................... 17
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ..................................................................................................................................................................... 63
Miscellaneous .................................................................................................................................................................. 2 6
Expenses before reductions .............................................................................................................................................. 8,853
Expense reductions .......................................................................................................................................................... (613)
Net expenses ................................................................................................................................................................................
8,240
Net investment income (loss) .......................................................................................................................................................
2,184
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,000)
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 795
Foreign currency-related transactions .............................................................................................................................. 1
Net realized gain (loss) ................................................................................................................................................................
(1,198)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 540
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 68
Net change in unrealized appreciation (depreciation) ................................................................................................................. 610
Net realized and unrealized gain (loss) ........................................................................................................................................ (588)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,596

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,184 $ 615
Net realized gain (loss) ....................................................................................................................... (1,198) (57,734)
Net change in unrealized appreciation (depreciation) ........................................................................ 610 (201,112)
Net increase (decrease) in net assets from operations .............................................................................. 1,596 (258,231)
Distributions
To shareholders
Class A .......................................................................................................................................... — (31)
Class C .......................................................................................................................................... — (21)
Class M ......................................................................................................................................... (1,167) (323)
Class S .......................................................................................................................................... (2,433) (1,060)
Net decrease in net assets from distributions ............................................................................................ (3,600) (1,435)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 96,520 196,061
Total Net Increase (Decrease) in Net Assets ........................................................................
94,516 (63,605)
Net Assets
Beginning of period .................................................................................................................................. 1,310,574 1,374,179
End of period .............................................................................................................................................
$ 1,405,090 $ 1,310,574

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 195
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 1,885 172 $ 5,915
Proceeds from reinvestment of distributions — — 1 31
Payments for shares redeemed (77) (2,499) (103) (3,429)
Net increase (decrease)
(20) (614) 70 2,517
Class C
Proceeds from shares sold 50 1,384 115 3,357
Proceeds from reinvestment of distributions — — 1 21
Payments for shares redeemed (69) (1,892) (103) (2,926)
Net increase (decrease)
(19) (508) 13 452
Class M
Proceeds from shares sold 1,823 63,165 3,666 132,939
Proceeds from reinvestment of distributions 35 1,165 8 323
Payments for shares redeemed (1,342) (46,577) (1,425) (50,979)
Net increase (decrease)
516 17,753 2,249 82,283
Class S
Proceeds from shares sold 4,988 171,620 7,556 274,236
Proceeds from reinvestment of distributions 73 2,416 27 1,052
Payments for shares redeemed (2,722) (94,147) (4,670) (164,479)
Net increase (decrease)
2,339 79,889 2,913 110,809
Total increase (decrease)
2,816 $ 96,520 5,245 $ 196,061

See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 32.28 .01 (—)
(
Ɵ
)
.01 — —
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
Class C
April 30, 2023* 26.80 (.09) (—)
(
Ɵ
)
(.09) — —
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
Class M
April 30, 2023* 34.19 .07 (—)
(
Ɵ
)
.07 (.12) —
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 (—)
(
Ɵ
)
.90 .90 — (.15)
Class S
April 30, 2023* 34.06 .05 (—)
(
Ɵ
)
.05 (.09) —
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 197
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return (
ǿ)
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (
ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ)
%
Portfolio
Turnover Rate (
ǿ)
— 32.29 .03 25,573 1.51 1.48 .03 31
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 26.71 (.34) 13,034 2.26 2.20 (.68) 31
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
(.12) 34.14 .21 348,177 1.26 1.10 .41 31
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
(.09) 34.02 .14 1,018,306 1.26 1.20 .31 31
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,097,675
Administrative fees 55,625
Distribution fees 13,294
Shareholder servicing fees 2,702
Transfer agent fees 144,706
Trustee fees 1,701
$ 1,315,703
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 38,231 $ 167,003 $ 149,953 $ 6 $ 2 $ 55,289 $ 1,196 $ —
U.S. Cash Collateral Fund 23,731 83,942 94,574 — — 13,099 259 —
$ 61,962 $ 250,945 $ 244,527 $ 6 $ 2 $ 68,388 $ 1,455 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 958,604,789 $ 472,801,723 $ (18,019,315) $ 454,782,408

Tax-Managed International Equity Fund 199
Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,210.80 $ 1,018.40
Expenses Paid During Period* $ 7.07 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,207.50 $ 1,014.68
Expenses Paid During Period* $ 11.17 $ 10.19
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1, 000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,213.90 $ 1,020.13
Expenses Paid During Period* $ 5.16 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

200 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,212.70 $ 1,019.64
Expenses Paid During Period* $ 5.71 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 201
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.1%
Argentina - 0.1%
YPF SA - ADR(Æ) 181,187 2,015
Australia - 1.6%
Ampol, Ltd. 24,942 496
AngloGold Ashanti, Ltd. - ADR 310,556 8,255
Aristocrat Leisure, Ltd. 27,901 702
ASX, Ltd. - ADR 25,468 1,158
BHP Group, Ltd. 20,664 608
BHP Group, Ltd. - ADR 14,029 415
BlueScope Steel, Ltd. 40,511 535
Brambles, Ltd. 164,769 1,558
Commonwealth Bank of Australia
- ADR 76,958 5,077
Endeavour Group, Ltd. 28,891 130
Glencore PLC 718,783 4,241
Goodman Group(ö) 176,076 2,263
Independence Group NL 150,541 1,374
LendLease Group 359,637 1,777
Lottery Corp., Ltd (The) 246,339 822
Macquarie Group, Ltd. 2,380 289
Medibank Pvt, Ltd. 239,267 565
National Australia Bank, Ltd. - ADR 41,547 795
Newcrest Mining, Ltd. 110,903 2,123
QBE Insurance Group, Ltd. 163,228 1,659
Reece, Ltd. 154,087 1,867
Rio Tinto PLC 4,261 270
Rio Tinto PLC - ADR 42,646 2,729
Rio Tinto, Ltd. - ADR 7,211 539
Santos, Ltd. 219,561 1,031
South32, Ltd. Class B 288,598 818
Tabcorp Holdings, Ltd. 246,339 171
Telstra Corp., Ltd. 1,222,748 3,539
Telstra Corp., Ltd. - ADR 127,485 1,843
Washington H Soul Pattinson & Co.,
Ltd. 38,433 802
Woodside Energy Group, Ltd. 61,202 1,388
Woolworths Group, Ltd. 28,891 744
50,583
Austria - 0.4%
ams AG(Æ) 296,233 2,057
Erste Group Bank AG 211,477 7,713
Mondi PLC 139,722 2,213
OMV AB 12,197 577
12,560
Belgium - 0.4%
Ageas SA 68,341 3,043
Anheuser-Busch InBev SA 21,723 1,414
Proximus SA 325,010 2,775
UCB SA 66,505 6,195
13,427
Brazil - 2.4%
Ambev SA 2,923,957 8,301
Ambev SA - ADR(Æ) 758,925 2,125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Azul SA - ADR(Æ) 283,443 1,845
B3 SA - Brasil Bolsa Balcao 148,446 348
Banco Bradesco SA - ADR 3,003,587 8,410
Centrais Eletricas Brasileiras SA 871,365 5,914
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 2,830
Cosan SA 3,459 10
Hypera SA 31,472 235
Itau Unibanco Holding SA - ADR 910,178 4,687
Localiza Rent a Car SA 150,234 1,748
Lojas Renner SA 552,531 1,755
MercadoLibre, Inc.(Æ) 7,032 8,983
Petro Rio SA(Æ) 118,570 826
Petroleo Brasileiro SA - ADR 300,555 3,188
Rumo SA 851,492 3,363
Telefonica Brasil SA 464,384 3,828
Telefonica Brasil SA - ADR 356,661 2,914
TIM SA - ADR 181,961 2,533
Ultrapar Participacoes SA 544,610 1,577
Vale SA 21,274 309
Vale SA Class B - ADR 639,667 9,217
Wheaton Precious Metals Corp. 55,002 2,716
77,662
Burkina Faso - 0.2%
Endeavour Mining PLC 220,015 5,670
Canada - 4.6%
Agnico Eagle Mines, Ltd. 43,719 2,480
Alimentation Couche-Tard, Inc. 40,402 2,016
ARC Resources, Ltd. 134,430 1,670
Aritzia, Inc.(Æ) 114,544 3,640
Bank of Montreal 34,854 3,143
Bank of Nova Scotia (The) 67,881 3,388
Barrick Gold Corp. 271,214 5,160
BCE, Inc. 33,358 1,604
Brookfield Asset Management, Inc. 30,420 987
Brookfield Asset Management, Inc.
Class A 7,605 255
Brookfield Corp. 8,533 277
CAE, Inc.(Æ) 564,903 12,713
Cameco Corp. Class A 74,549 2,049
Canadian Imperial Bank of Commerce 57,940 2,431
Canadian National Railway Co. 107,300 12,791
Canadian Natural Resources, Ltd. 29,841 1,820
Canadian Pacific Kansas City, Ltd. 75,179 5,926
Canadian Tire Corp., Ltd. Class A 1,150 151
CCL Industries, Inc. Class B 51,727 2,432
Celestica, Inc.(Æ) 5,142 56
Cenovus Energy, Inc. 45,215 759
CGI Group, Inc.(Æ) 33,689 3,419
Constellation Software, Inc. 1,013 1,983
Dollarama, Inc. 87,191 5,400
Enbridge, Inc. 67,555 2,686
Fairfax Financial Holdings, Ltd. 480 335
Fortis, Inc. 50,542 2,219
Franco-Nevada Corp. 11,855 1,799

See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Franco-Nevada Corp. Class T 14,897 2,261
George Weston, Ltd. 337 45
Hydro One, Ltd.(Þ) 3,276 96
Imperial Oil, Ltd. 49,896 2,542
Intact Financial Corp. 11,714 1,772
Ivanhoe Mines, Ltd. Class A(Æ) 706,734 6,129
Kinross Gold Corp. 69,448 351
Loblaw Cos., Ltd. 22,866 2,151
Lumine Group, Inc.(Æ)(Þ) 3,039 41
Magna International, Inc. Class A 66,166 3,450
Manulife Financial Corp. 167,246 3,303
Metro, Inc. Class A 8,999 513
National Bank of Canada 9,586 715
Nutrien, Ltd. 19,394 1,346
Open Text Corp. 51,672 1,958
Pembina Pipeline Corp. 53,664 1,767
Rogers Communications, Inc. Class B 46,281 2,286
Royal Bank of Canada 19,861 1,972
Royal Bank of Canada - GDR 45,502 4,518
Stantec, Inc. 73,864 4,440
Sun Life Financial, Inc. 99,572 4,886
Suncor Energy, Inc. 45,121 1,413
TC Energy Corp. 95,004 3,946
Teck Resources, Ltd. Class B 99,006 4,612
TELUS Corp. 77,842 1,651
Thomson Reuters Corp. 8,660 1,139
Toromont Industries, Ltd. 2,158 174
Toronto-Dominion Bank (The) 119,211 7,223
Tourmaline Oil Corp. 2,046 92
Trisura Group, Ltd.(Æ) 436 10
150,391
Chile - 0.3%
Antofagasta PLC 40,980 753
Banco de Chile - ADR 3 —
Enersis SA 23,183,223 3,159
Sociedad Quimica y Minera de Chile
SA - ADR 70,654 4,768
8,680
China - 8.9%
3SBio, Inc. Class A(Þ) 62,282 63
Agricultural Bank of China, Ltd. Class
H 2,624,209 1,012
Air China, Ltd. Class H(Æ) 1,612,000 1,426
Akeso, Inc. Class B(Æ)(Þ) 515,000 2,827
Alibaba Group Holding, Ltd.(Æ) 2,968,876 31,141
Aluminum Corp. of China, Ltd. Class A 551,933 510
Aluminum Corp. of China, Ltd. Class H 12,122,689 7,211
Anhui Conch Cement Co., Ltd. Class H 1,104,891 3,491
Anta Sports Products, Ltd. 276,400 3,437
Baidu, Inc. Class A(Æ) 525,118 7,901
Baidu, Inc. - ADR(Æ) 17,750 2,141
Bank of China, Ltd. Class H 179,365 72
Bank of Communications Co., Ltd.
Class A 2,375,400 1,911
Baoshan Iron & Steel Co., Ltd. Class A 1,593,737 1,483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 501,007 2,150
Budweiser Brewing Co. APAC, Ltd.(Þ) 248,361 716
BYD Co., Ltd. Class H 204,000 6,158
China Construction Bank Corp. Class A 3,744,700 3,413
China Construction Bank Corp. Class H 3,761,000 2,523
China Energy Engineering Group Co.,
Ltd.(Æ) 1,854,220 726
China Longyuan Power Group Corp.,
Ltd. Class H 619,795 650
China Mengniu Dairy Co., Ltd.(Æ) 247,223 997
China Merchants Bank Co., Ltd. Class
A 41,016 200
China Merchants Bank Co., Ltd. Class
H 262,598 1,263
China Minsheng Banking Corp., Ltd.
Class A 4,214,000 2,210
China National Building Material Co.,
Ltd. Class H 167,074 126
China Oilfield Services, Ltd. Class H 2,646,592 3,110
China Resources Land, Ltd. 464,617 2,166
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ) 172,800 3,693
Chinasoft International, Ltd.(Æ) 349,634 233
COSCO SHIPPING Holdings Co., Ltd.
Class H 514,022 595
Country Garden Services Holdings Co.,
Ltd. 2,490,750 3,912
CSPC Pharmaceutical Group, Ltd. 167,447 171
Daqo New Energy Corp. - ADR(Æ) 33,195 1,524
Fujian Sunner Development Co., Ltd.
Class A 829,291 2,563
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 585,200 3,857
Geely Automobile Holdings, Ltd. 6,814,420 8,402
Greentown China Holdings, Ltd. 99,765 120
Guangdong Haid Group Co., Ltd. Class
A 23,741 188
Guotai Junan Securities Co., Ltd. Class
H(Þ) 3,487,200 4,498
Haier Smart Home Co., Ltd. Class H 366,716 1,189
Huatai Securities Co., Ltd. Class A 1,119,500 2,274
Huazhu Group, Ltd. - ADR(Æ) 78,248 3,670
Industrial & Commercial Bank of
China, Ltd. Class H 1,211,463 653
Inner Mongolia BaoTou Steel Union
Co., Ltd. Class A 1,152,407 303
JD.com, Inc. Class A 56,070 996
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 1,871 13
Kuaishou Technology(Æ)(Þ) 923,917 6,117
Kunlun Energy Co., Ltd. 370,001 343
Kweichow Moutai Co., Ltd. Class A 1,400 357
Lenovo Group, Ltd. 287,632 295
Li Auto, Inc. Class A(Æ) 405,100 4,754
Li Auto, Inc. - ADR(Æ) 76,418 1,796
Li Ning Co., Ltd. 160,453 1,148

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 203
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 599,958 2,008
Meituan Class B(Æ)(Þ) 748,419 12,773
Midea Group Co., Ltd. Class A 250,800 2,060
Muyuan Foods Co., Ltd. Class A 430,443 2,977
NetEase, Inc. 42,870 764
NetEase, Inc. - ADR 17,388 1,550
New China Life Insurance Co., Ltd.
Class A 393,050 2,212
Nongfu Spring Co., Ltd. Class H(Þ) 244,027 1,320
PDD Holdings, Inc. - ADR(Æ) 158,740 10,818
PetroChina Co., Ltd. Class H 2,596,480 1,803
Pharmaron Beijing Co., Ltd. Class H(Þ) 477,000 2,074
PICC Property & Casualty Co., Ltd.
Class A 719,354 647
Ping An Bank Co., Ltd. Class A 1,262,268 2,296
Ping An Insurance Group Co. of China,
Ltd. Class H 323,000 2,354
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 65,043 43
QuakeSafe Technologies Co., Ltd.
Class A 356,797 1,789
SAIC Motor Corp., Ltd. Class A 1,882,011 3,845
Sany Heavy Industry Co., Ltd. Class A 189,007 451
Shandong Gold Mining Co., Ltd. Class
H(Þ) 459,385 975
Shandong Head Group Co., Ltd. Class
A 206,218 589
Shanghai International Airport Co., Ltd.
Class A(Æ) 415,800 3,231
Shenzhen Kangtai Biological Products
Co., Ltd. Class A 918,660 4,028
Shenzhen Senior Technology Material
Co., Ltd. Class A(Æ) 1,249,801 3,117
Silergy Corp. 104,000 1,656
Skshu Paint Co., Ltd. Class A(Æ) 192,991 2,859
Sunny Optical Technology Group Co.,
Ltd. 11,195 119
Suofeiya Home Collection Co., Ltd.
Class A 781,600 2,137
Tencent Holdings, Ltd. 985,928 43,615
Tencent Music Entertainment Group
- ADR(Æ) 265,821 1,970
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 915,200 1,947
Trip.com Group, Ltd. - ADR(Æ) 205,968 7,314
Vipshop Holdings, Ltd. - ADR 113,514 1,782
Weichai Power Co., Ltd. Class H 1,675,041 2,477
Wharf Holdings, Ltd. (The) 783,000 1,789
Wilmar International, Ltd. 501,800 1,483
WuXi AppTec Co., Ltd. Class H(Þ) 350,700 3,089
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 442,320 2,452
Xiaomi Corp. Class B(Æ)(Þ) 967,800 1,373
Yum China Holdings, Inc. 15,491 948
Zhejiang Huayou Cobalt Co., Ltd.
Class A 13,132 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhuzhou CRRC Times Electric Co.,
Ltd. Class H 318,400 1,283
Zijin Mining Group Co., Ltd. Class H 2,190,000 3,679
290,493
Colombia - 0.0%
Bancolombia SA - ADR 28,529 699
Denmark - 1.4%
AP Moller - Maersk A/S Class B 638 1,151
Carlsberg A/S Class B 6,062 1,001
Chr Hansen Holding A/S 26,821 2,086
Coloplast A/S Class B 10,575 1,524
Danske Bank A/S(Æ) 211,941 4,479
Demant A/S(Æ) 37,386 1,597
DSV A/S 20,216 3,802
Genmab A/S(Æ) 3,953 1,624
Novo Nordisk A/S Class B 140,253 23,397
Novo Nordisk A/S - ADR 11,463 1,915
Novozymes A/S Class B 28,228 1,470
Orsted A/S Class A(Þ) 17,669 1,588
Tryg A/S 33,335 788
46,422
Finland - 0.7%
Kesko OYJ Class A 102,940 2,137
Nokia OYJ 2,901,790 12,269
Nordea Bank Abp 254,220 2,827
Orion OYJ Class B 3,058 144
Stora Enso OYJ Class R 133,878 1,698
UPM-Kymmene OYJ 397 13
Wartsila OYJ Class B 317,690 3,690
22,778
France - 7.3%
Accor SA 402,197 14,266
Air Liquide SA Class A 28,122 5,061
Airbus Group SE 47,777 6,707
Amundi SA(Þ) 158,989 10,436
AXA SA 210,107 6,859
BioMerieux 6,339 664
BNP Paribas SA 72,584 4,699
BNP Paribas SA - ADR 48,064 1,551
Bouygues SA - ADR 86,421 3,168
Bureau Veritas SA 151,056 4,354
Capgemini SE 18,609 3,397
Carrefour SA 248,983 5,181
Christian Dior SE 1,811 1,664
Cie de Saint-Gobain SA 104,612 6,055
Danone SA - ADR 241,922 3,203
Dassault Aviation SA 38,843 7,597
Dassault Systemes SE 51,321 2,085
Dassault Systemes SE - ADR 39,478 1,596
Edenred 11,652 758
Eiffage SA 4,109 489
Engie SA 407,351 6,523
EssilorLuxottica SA 15,835 3,130
Euroapi SA(Æ) 20,917 252

See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hermes International 983 2,133
Ipsen SA 13,906 1,687
Legrand SA - ADR 16,313 1,543
L'Oreal SA 32,604 15,561
LVMH Moet Hennessy Louis Vuitton
SE - ADR 32,841 31,558
Michelin (CGDE) 453,379 14,452
Orange SA - ADR 482,792 6,285
Pernod Ricard SA 7,260 1,677
Pernod Ricard SA - ADR 36,578 1,690
Publicis Groupe SA - ADR 92,381 7,572
Publicis Groupe SA - ADR(Æ) 92,332 1,885
Renault SA 92,899 3,451
Rexel SA Class H 758,582 17,599
Safran SA 4,962 772
Sartorius Stedim Biotech 22,573 6,058
SCOR SE - ADR 9,570 248
SEB SA 3,579 410
Societe Generale SA 152,091 3,701
Teleperformance - GDR 1,763 351
Thales SA 1,040 159
Total SA - ADR 50,754 3,245
TotalEnergies SE 218,297 13,916
Unibail-Rodamco-Westfield(Æ)(ö) 21,523 1,157
Vinci SA 18,756 2,322
Worldline SA(Æ)(Þ) 1,763 77
239,204
Germany - 3.8%
1&1 Drillisch AG 149,771 1,747
adidas AG 1,719 302
adidas AG - ADR 24,629 2,160
Allianz SE 6,917 1,735
Allianz SE - ADR 162,505 4,067
BASF SE 96,220 4,968
Bayer AG 71,661 4,719
Bechtle AG 36,130 1,675
Beiersdorf AG 19,685 2,747
Brenntag SE 13,565 1,104
CECONOMY AG(Æ) 571,857 1,740
Commerzbank AG 5,073 56
Continental AG 26,660 1,864
Covestro AG(Æ)(Þ) 272,087 11,930
Daimler Truck Holding AG 499,610 16,505
Deutsche Boerse AG 47,036 8,962
Deutsche Telekom AG 111,909 2,698
Evonik Industries AG 120,723 2,630
Fresenius Medical Care AG & Co.
KGaA 95,755 4,649
Fresenius Medical Care AG & Co.
KGaA - ADR 97,829 2,369
Fresenius SE & Co. KGaA 141,365 4,086
Hannover Rueck SE 5,098 1,088
HeidelbergCement AG 72,692 5,497
Henkel AG & Co. KGaA 12,769 943
Infineon Technologies AG - ADR 136,000 4,938
Mercedes-Benz Group AG 43,531 3,391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck KGaA 16,602 2,975
Muenchener Rueckversicherungs-
Gesellschaft AG 245 92
Salzgitter AG 16,311 644
SAP SE - ADR 62,632 8,482
Siemens AG 41,485 6,806
Siemens AG - ADR 19,838 1,630
Siemens Healthineers AG(Þ) 10,301 641
Symrise AG 13,437 1,620
United Internet AG 59,159 1,014
Volkswagen AG 200 34
Zalando SE(Æ)(Þ) 22,674 929
123,437
Ghana - 0.2%
Kosmos Energy, Ltd.(Æ) 474,019 3,034
Tullow Oil PLC(Æ) 6,406,615 2,254
5,288
Greece - 0.3%
Alpha Services and Holdings SA 2,912,553 3,666
Eurobank Ergasias SA(Æ) 5,364,295 7,598
11,264
Hong Kong – 1.9%
AIA Group, Ltd. 1,853,086 20,220
AIA Group, Ltd. - ADR 53,152 2,322
CK Asset Holdings, Ltd. 49,952 295
Hang Seng Bank, Ltd. 53,494 794
Hong Kong Exchanges & Clearing, Ltd. 142,900 5,962
Nine Dragons Paper Holdings, Ltd. 2,961,000 2,051
Orient Overseas International, Ltd. 117,000 2,367
Pacific Basin Shipping, Ltd. 8,632,000 3,004
Prudential PLC 110,621 1,695
Swire Pacific, Ltd. Class A 6,813 54
Swire Pacific, Ltd. Class B 1,557,500 1,981
Techtronic Industries Co., Ltd. 1,725,609 18,732
WH Group, Ltd.(Þ) 6,155,826 3,434
62,911
Hungary - 0.1%
OTP Bank PLC 58,986 1,796
India - 3.3%
Ambuja Cements, Ltd. 328,078 1,598
Asian Paints, Ltd. 19,235 684
Avenue Supermarts, Ltd.(Æ)(Þ) 8,021 345
Axis Bank, Ltd. 62,111 655
Bajaj Holdings and Investment, Ltd. 20,037 1,680
Berger Paints India, Ltd. 215,715 1,612
Canara Bank 706,199 2,753
Cipla, Ltd. 188,918 2,098
Dabur India, Ltd. Class A 41,708 272
Dr Reddy's Laboratories, Ltd. 2,598 157
GAIL India, Ltd. 66,136 87
Godrej Consumer Products, Ltd.(Æ) 74,468 827
HDFC Bank, Ltd. 77,720 1,608
HDFC Life Insurance Co., Ltd.(Þ) 79,222 514

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 205
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hindustan Unilever, Ltd. 18,744 564
Housing Development Finance Corp.,
Ltd. 488,739 16,628
ICICI Bank, Ltd. 1,090,703 12,269
ICICI Bank, Ltd. - ADR 175,198 3,986
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 6,431 85
Indian Hotels Co., Ltd. 315,852 1,311
Infosys, Ltd. 183,086 2,843
InterGlobe Aviation, Ltd.(Æ)(Þ) 216,636 5,365
ITC, Ltd. 438,304 2,282
Kotak Mahindra Bank, Ltd. 98,204 2,337
Larsen & Toubro, Ltd. 117,522 3,401
Life Insurance Corp. of India 57 —
Maruti Suzuki India, Ltd. 72,111 7,582
Nestle India, Ltd. 6,088 1,621
Oil & Natural Gas Corp., Ltd. 285,553 557
Pidilite Industries, Ltd. 14,060 417
Power Grid Corp. of India, Ltd. 794,837 2,312
Reliance Industries, Ltd. 468,098 13,887
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,646
SBI Life Insurance Co., Ltd.(Þ) 38,293 535
Siemens, Ltd. 39,251 1,657
State Bank of India 788,281 5,594
Tata Motors, Ltd.(Æ) 50,879 303
Titan Co., Ltd. 6,004 194
UltraTech Cement, Ltd. 36,526 3,380
Wipro, Ltd. 130,668 616
109,262
Indonesia - 0.9%
Astra International Tbk PT 2,107,683 972
Bank Central Asia Tbk PT 3,325,890 2,056
Bank Mandiri Persero Tbk PT 19,723,528 6,969
Bank Negara Indonesia Persero Tbk PT 5,690,826 3,668
Bank Rakyat Indonesia Persero Tbk PT 31,227,678 10,874
Semen Indonesia Persero Tbk PT 3,349,000 1,361
Telekomunikasi Indonesia Persero Tbk
PT - ADR 142,775 4,112
Telkom Indonesia Persero Tbk PT 473,610 137
30,149
Ireland - 1.3%
AerCap Holdings NV(Æ) 33,625 1,895
AIB Group PLC 554,378 2,391
Bank of Ireland Group PLC 973,203 10,076
CRH PLC 43,867 2,129
Flutter Entertainment PLC(Æ) 35,413 7,095
Kerry Group PLC Class A 118,822 12,511
Kingspan Group PLC 20,703 1,435
Ryanair Holdings PLC - ADR(Æ) 47,701 4,560
Smurfit Kappa Group PLC 37,018 1,371
43,463
Israel - 0.4%
Bank Hapoalim BM 121,768 1,049
Bank Leumi Le-Israel BM 196,206 1,555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bezeq The Israeli Telecommunication
Corp., Ltd. 1,096,363 1,492
Check Point Software Technologies,
Ltd.(Æ) 26,282 3,347
Elbit Systems, Ltd. 8,865 1,629
Mizrahi Tefahot Bank, Ltd. 46,326 1,518
NICE, Ltd.(Æ) 6,500 1,331
Tower Semiconductor, Ltd.(Æ) 38,714 1,712
13,633
Italy - 1.8%
Assicurazioni Generali SpA 228,914 4,765
BPER Banca SpA 689,768 1,936
Coca-Cola HBC AG(Æ) 75,793 2,290
Davide Campari-Milano NV SpA 487,814 6,286
Enel SpA 1,706,641 11,661
Enel SpA - ADR 367,727 2,490
Eni SpA - ADR 512,824 9,052
FinecoBank Banca Fineco SpA 420,030 6,360
Moncler SpA 58,410 4,331
UniCredit SpA 405,845 8,032
57,203
Japan - 11.9%
Aeon Co., Ltd. 13,900 283
Ajinomoto Co., Inc. 23,700 851
Alfresa Holdings Corp. 83,800 1,211
Alps Alpine Co., Ltd. 117,600 1,074
Amada Holdings Co., Ltd. 608,200 5,683
As One Corp. 1,748 74
Asahi Group Holdings, Ltd. 22,700 877
Asahi Kasei Corp. 186,400 1,319
Astellas Pharma, Inc. 78,900 1,190
Bandai Namco Holdings, Inc. 27,000 613
Bridgestone Corp. 59,900 2,403
Canon, Inc. 60,200 1,438
Canon, Inc. - ADR 144,893 3,437
Central Japan Railway Co. 13,800 1,708
Cosmos Pharmaceutical Corp. 16,300 1,605
Dai-ichi Life Holdings, Inc. 193,185 3,586
Daiichi Sankyo Co., Ltd. 221,000 7,579
Daikin Industries, Ltd. 11,400 2,074
Daiseki Co., Ltd. 1,440 41
Daiwa House Industry Co., Ltd. 36,800 939
Denso Corp. 3,300 199
Ebara Corp. 600 26
Eisai Co., Ltd. 77,600 4,487
Fast Retailing Co., Ltd. 6,600 1,563
FUJIFILM Holdings Corp. 17,621 919
Fujitsu, Ltd. 5,014 668
Fukuoka Financial Group, Inc. 140,900 2,635
Hakuhodo DY Holdings, Inc. 135,500 1,596
Hamamatsu Photonics KK 35,500 1,882
Hankyu Hanshin Holdings, Inc. 47,100 1,469
Hino Motors, Ltd.(Æ) 290,400 1,145
Hitachi, Ltd. 10,400 577
Honda Motor Co., Ltd. 312,565 8,300

See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoya Corp. 21,300 2,244
Iida Group Holdings Co., Ltd. 190,100 3,381
Isuzu Motors, Ltd. 765,200 9,017
Ito En, Ltd. 60,100 1,862
ITOCHU Corp. 101,818 3,383
Japan Airlines Co., Ltd. 117,300 2,232
JFE Holdings, Inc. 28,300 335
Kajima Corp. 47,900 634
Kansai Electric Power Co., Inc. (The) 88,800 960
Kao Corp. 30,800 1,246
KDDI Corp. 93,400 2,917
Keyence Corp. 35,200 15,886
Kikkoman Corp. 44,500 2,635
Kintetsu Group Holdings Co., Ltd. 21,100 713
Kirin Holdings Co., Ltd. 235,500 3,829
Kobayashi Pharmaceutical Co., Ltd. 24,200 1,510
Komatsu, Ltd. 512,500 12,679
Komatsu, Ltd. - ADR 111,126 2,776
Kubota Corp. 143,000 2,161
Kyowa Kirin Co., Ltd. 78,200 1,743
Makita Corp. 132,200 3,712
McDonald's Holdings Co. Japan, Ltd. 68,400 2,846
Medipal Holdings Corp. 114,600 1,751
MEIJI Holdings Co., Ltd. 32,200 777
Minebea Co., Ltd. 210,100 3,895
Mitsubishi Electric Corp. 252,900 3,136
Mitsubishi Estate Co., Ltd. 329,600 4,073
Mitsubishi UFJ Financial Group, Inc. 1,302,400 8,216
Mitsui Fudosan Co., Ltd. 84,400 1,677
Mizuho Financial Group, Inc. 95,500 1,388
MonotaRO Co., Ltd. 112,700 1,708
MS&AD Insurance Group Holdings,
Inc. 195,200 6,412
NEC Corp. 28,700 1,104
Nidec Corp. 5,600 277
Nintendo Co., Ltd. 18,750 791
Nintendo Co., Ltd. - ADR 217,403 2,296
Nippon Steel Corp. 38,700 826
Nippon Telegraph & Telephone Corp. 103,100 3,144
Nissan Motor Co., Ltd. 1,010,300 3,695
Nissin Foods Holdings Co., Ltd. 17,100 1,649
Nitori Holdings Co., Ltd. 14,800 1,887
Nitto Denko Corp. 700 45
Nomura Holdings, Inc. 346,700 1,245
Nomura Research Institute, Ltd. 11,200 283
Obayashi Corp. 104,800 875
Obic Co., Ltd. 17,500 2,694
Odakyu Electric Railway Co., Ltd. 127,700 1,783
Oji Holdings Corp. 270,800 1,064
Ono Pharmaceutical Co., Ltd. 120,400 2,437
Oriental Land Co., Ltd. 36,500 1,291
Osaka Gas Co., Ltd. 97,000 1,606
Otsuka Holdings Co., Ltd. 4,900 168
Recruit Holdings Co., Ltd. 21,900 617
Renesas Electronics Corp.(Æ) 133,100 1,739
Resona Holdings, Inc. 1,923,800 9,557
Secom Co., Ltd. 51,063 3,262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sekisui Chemical Co., Ltd. 96,600 1,376
Sekisui House, Ltd. 55,200 1,135
Seven & i Holdings Co., Ltd. 61,600 2,790
SG Holdings Co., Ltd. 108,300 1,560
Shimano, Inc. 2,387 371
Shimizu Corp. 253,900 1,552
Shin-Etsu Chemical Co., Ltd. 661,500 18,933
Shionogi & Co., Ltd. 34,400 1,541
Shiseido Co., Ltd. 260,000 13,043
Shizuoka Financial Group, Inc. 298,000 2,245
SMC Corp. 3,900 1,953
Sohgo Security Services Co., Ltd. 59,300 1,654
Sompo Japan Nipponkoa Holdings, Inc. 1,201 50
Sony Corp. - ADR 23,799 2,134
Sony Group Corp. 81,400 7,733
Stanley Electric Co., Ltd. 145,000 3,267
Subaru Corp. 685,900 11,152
Sumitomo Electric Industries, Ltd. 317,800 4,052
Sumitomo Heavy Industries, Ltd. 70,700 1,709
Sumitomo Mitsui Financial Group, Inc. 185,602 7,620
Sumitomo Mitsui Trust Holdings, Inc. 131,200 4,735
Sumitomo Realty & Development Co.,
Ltd. 100,300 2,339
Sumitomo Rubber Industries, Ltd. 116,300 1,066
Suntory Beverage & Food, Ltd. 11,800 443
T&D Holdings, Inc. 543,800 6,657
Taiheiyo Cement Corp. 84,800 1,520
Takeda Pharmaceutical Co., Ltd. 288,500 9,592
Terumo Corp. 102,100 3,055
THK Co., Ltd. 146,400 3,282
Tobu Railway Co., Ltd. 72,200 1,842
Toho Co., Ltd. 43,600 1,730
Tokio Marine Holdings, Inc. 177,000 3,561
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 133,100 477
Tokyo Electron, Ltd. 87,600 10,004
Tokyo Gas Co., Ltd. 133,500 2,742
Toray Industries, Inc. 871,900 4,944
Toyota Motor Corp. 309,400 4,248
Toyota Motor Corp. - ADR 35,479 4,872
Tsuruha Holdings, Inc. 26,300 1,723
Unicharm Corp. 67,488 2,721
USS Co., Ltd. 15,100 254
Yakult Honsha Co., Ltd. 40,600 3,058
Yamaha Motor Co., Ltd. 91,400 2,366
Yamatake Corp. 21,000 587
Yamato Holdings Co., Ltd. 195,900 3,368
386,576
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 473
Kazakhstan - 0.3%
Kaspi.KZ JSC - GDR(Þ) 81,753 6,750
NAC Kazatomprom JSC - GDR(Þ) 72,867 2,070
8,820

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 207
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kenya - 0.0%
Safaricom PLC 6,616,360 804
Luxembourg - 0.5%
ArcelorMittal SA 308,991 8,768
Eurofins Scientific SE 98,063 6,857
RTL Group SA 32,404 1,519
17,144
Macao - 0.7%
Galaxy Entertainment Group, Ltd.(Æ) 2,032,791 14,452
Sands China, Ltd.(Æ) 1,969,600 7,031
21,483
Malaysia - 0.2%
AMMB Holdings BHD 1,628,984 1,322
CIMB Group Holdings BHD 1,447,315 1,644
Hong Leong Bank BHD 197,291 892
Hong Leong Financial Group BHD 261,314 1,062
IHH Healthcare BHD 912,210 1,175
Nestle Malaysia BHD 32,318 981
Public Bank BHD 680,000 594
7,670
Mexico - 1.1%
America Movil SAB de CV 1,347,760 1,453
America Movil SAB de CV - ADR(Æ) 7,212 155
Arca Continental SAB de CV 33,398 318
Cemex SAB de CV(Æ) 1,138,599 684
Cemex SAB de CV - ADR(Æ) 684,125 4,105
Coca-Cola Femsa SAB de CV - ADR 21,452 1,811
Fomento Economico Mexicano SAB de
CV - ADR 21,529 2,089
Fresnillo PLC 389,597 3,484
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 99,203 1,090
Grupo Bimbo SAB de CV 211,310 1,132
Grupo Carso SAB de CV 176,166 994
Grupo Financiero Banorte SAB de CV
Class O 540,566 4,675
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 3,134
Grupo Televisa SAB de CV - ADR 1,509,312 7,637
Industrias Bachoco SAB de CV 67,337 302
Wal-Mart de Mexico SAB de CV 381,882 1,540
34,603
Netherlands - 4.7%
ABN AMRO Bank NV(Þ) 373,795 5,988
Adyen NV(Æ)(Þ) 711 1,139
Aegon NV 422,727 1,919
ASML Holding NV 20,361 12,964
Euronext NV(Þ) 8,055 641
EXOR NV(Æ) 27,332 2,250
Ferrari NV 30,866 8,600
HAL Trust 18,388 2,528
Heineken Holding NV 18,563 1,780
Heineken NV 184,516 21,179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken NV - ADR 30,802 1,770
ING Groep NV 1,227,757 15,246
ING Groep NV - ADR 113,756 1,408
Koninklijke Ahold Delhaize NV 67,114 2,312
Koninklijke Ahold Delhaize NV - ADR 88,408 3,041
Koninklijke Philips NV 747,877 15,806
Randstad NV 196,370 10,675
Shell PLC 1,108,107 34,151
Universal Music Group NV 181,710 3,975
VEON Ltd. - ADR(Æ) 16,165 321
Wolters Kluwer NV 28,739 3,808
151,501
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 264,260 4,530
Spark New Zealand, Ltd. 468,220 1,505
6,035
Norway - 0.1%
Equinor ASA - ADR 71,600 2,058
Norsk Hydro ASA 138,410 1,018
3,076
Peru - 0.1%
Credicorp, Ltd. 27,813 3,768
Philippines - 0.3%
AC Energy Corp.(Æ) 377,190 41
Ayala Land, Inc. 7,004,600 3,378
Bank of the Philippine Islands 1,187,500 2,315
BDO Unibank, Inc. 678,168 1,769
Metro Pacific Investments Corp. 10,007,000 803
Metropolitan Bank & Trust Co. - ADR 512,100 542
Monde Nissin Corp.(Þ) 1,350,300 228
SM Investments Corp. 24,290 393
SM Prime Holdings, Inc. 1,162,300 713
10,182
Poland - 0.1%
Bank Polska Kasa Opieki SA 22,067 511
KGHM Polska Miedz SA 88,114 2,542
PGE Polska Grupa Energetyczna
SA(Æ) 1,029,812 1,707
4,760
Romania - 0.1%
NEPI Rockcastle NV 347,128 2,097
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Š) 1,328,325 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Š) 56,290 —
Novolipetsk Steel PJSC(Š) 194,760 —
Polyus PJSC(Š) 11,471 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 3,518,608 —

See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 56,160 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.4%
Saudi Arabian Mining Co.(Æ) 369,844 6,881
Saudi Telecom Co. 386,330 4,647
11,528
Singapore - 0.4%
City Developments, Ltd. 205,400 1,073
DBS Group Holdings, Ltd. 224,523 5,568
Oversea-Chinese Banking Corp., Ltd. 114,995 1,089
SEA, Ltd. - ADR(Æ) 1,957 149
Singapore Airlines, Ltd. 500,400 2,201
Singapore Exchange, Ltd. 153,800 1,107
STMicroelectronics NV 28,239 1,210
United Overseas Bank, Ltd. 4,600 98
UOL Group, Ltd. 196,000 1,023
13,518
South Africa - 1.2%
Anglo American PLC 297,341 9,133
Aspen Pharmacare Holdings, Ltd. 57,260 573
Bidvest Group, Ltd. (The) 163,201 2,234
Discovery Holdings, Ltd. 359,899 2,827
FirstRand, Ltd. 31,737 112
Gold Fields, Ltd. - ADR 962,218 14,972
Impala Platinum Holdings, Ltd. 296,205 2,870
MTN Group, Ltd. 580,761 4,078
Northam Platinum Holdings, Ltd.(Æ) 57,676 566
Old Mutual, Ltd. 2,404,856 1,518
Remgro, Ltd. 138,745 1,063
Thungela Resources, Ltd. 13,250 123
Zeda, Ltd.(Æ) 311,489 208
40,277
South Korea - 3.3%
CJ CheilJedang Corp. 2,265 525
CJ Logistics Corp. 7,381 427
Coway Co., Ltd. 89,619 3,295
Doosan Fuel Cell Co., Ltd.(Æ) 67,348 1,513
Hana Financial Group, Inc. 179,606 5,645
Hankook Tire & Technology Co., Ltd. 56,439 1,457
Hanwha Galleria Co., Ltd.(Æ) 26,424 34
Hanwha Solutions Corp.(Æ) 23,429 847
HYBE Co., Ltd.(Æ) 3,633 733
Hyundai Glovis Co., Ltd. 4,672 573
Hyundai Marine & Fire Insurance Co.,
Ltd. 89,495 2,513
Hyundai Motor Co. 10,232 1,517
Kangwon Land, Inc. 31,557 448
KB Financial Group, Inc. 267,247 9,916
Krafton, Inc.(Æ) 12,115 1,749
KT Corp. - ADR 276,910 3,129
Kumho Petrochemical Co., Ltd. 3,298 337
LG Chem, Ltd. 1,398 780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LG Electronics, Inc. Class H 16,667 1,369
LG Energy Solution, Ltd.(Æ) 10,708 4,680
NAVER Corp. 950 138
Orion Corp. 20,824 2,258
POSCO Holdings, Inc. 9,533 2,699
Samsung Biologics Co., Ltd.(Æ)(Þ) 4,881 2,857
Samsung Electro-Mechanics Co., Ltd. 9,068 981
Samsung Electronics Co., Ltd. 661,831 32,607
Samsung Engineering Co., Ltd.(Æ) 43,793 957
Samsung SDS Co., Ltd. 12,316 1,084
Shinhan Financial Group Co., Ltd. 243,459 6,381
SK Hynix, Inc. 197,418 13,297
SK Innovation Co., Ltd.(Æ) 11,345 1,477
Yuhan Corp. 31,616 1,363
107,586
Spain - 1.5%
Aena SME SA(Æ)(Þ) 10,876 1,837
Amadeus IT Group SA Class A(Æ) 122,575 8,624
Banco Bilboa Vizcaya Argentaria SA
- ADR 326,523 2,397
Banco Santander SA - ADR 536,842 1,870
CaixaBank SA 2,400,982 8,892
Cellnex Telecom SA(Þ) 173,493 7,309
EDP Renovaveis SA(Æ) 96,607 2,151
Iberdrola SA 175,829 2,281
Iberdrola SA - ADR 75,891 3,946
Industria de Diseno Textil SA 199,343 6,857
Repsol YPF SA - ADR 96,249 1,407
Telefonica SA - ADR 586,785 2,646
50,217
Sweden - 1.4%
Alleima AB(Æ) 46,084 237
Assa Abloy AB Class B 241,734 5,757
Atlas Copco AB Class A 16,927 245
Boliden AB 3,376 121
Epiroc AB Class A 78,430 1,570
Essity AB Class A 54,947 1,666
Fastighets AB Balder Class B(Æ) 325,960 1,518
Hexagon AB Class B 854,903 9,781
Kinnevik AB Class A(Æ) 102,089 1,744
L E Lundbergforetagen AB Class B 47,696 2,290
Sandvik AB 230,424 4,707
Skandinaviska Enskilda Banken AB
Class A 48,485 552
Skandinaviska Enskilda Banken AB
Class C 132,633 1,695
SKF AB Class B 272,311 4,951
Svenska Handelsbanken AB Class B 212,568 2,339
Telefonaktiebolaget LM Ericsson Class
A 232,620 1,426
Telefonaktiebolaget LM Ericsson Class
B 588,397 3,249
Volvo Car AB Class B(Æ) 179,897 743
44,591

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 209
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 3.9%
ABB, Ltd. 117,198 4,233
ABB, Ltd. - ADR 45,954 1,659
Accelleron Industries AG(Æ) 34,477 848
Adecco Group AG 121,399 4,164
Alcon, Inc. 41,668 3,032
Baloise Holding AG 1,828 306
Banque Cantonale Vaudoise 16,385 1,722
Barry Callebaut AG 329 702
BKW AG 16,376 2,801
Chocoladefabriken Lindt & Spruengli
AG 133 3,191
Cie Financiere Richemont SA Class A 34,143 5,642
EMS-Chemie Holding AG 1,465 1,203
Geberit AG 1,482 844
Georg Fischer AG 3,480 253
Givaudan SA 273 955
Julius Baer Group, Ltd. 156,644 11,224
Lonza Group AG 14,081 8,764
Novartis AG 182,015 18,629
Novartis AG - ADR 28,657 2,939
Partners Group Holding AG 4,024 3,908
Schindler Holding AG 10,684 2,365
SGS SA 17,850 1,612
Sika AG 2,809 772
Swatch Group AG (The) 3,300 208
Swatch Group AG (The) Class B 18,144 6,196
Swiss Life Holding AG 818 539
UBS Group AG 1, 739,167 35,338
Zurich Insurance Group AG 8,129 3,932
127,981
Taiwan - 4.5%
Advantech Co., Ltd. 101,000 1,226
Chang Hwa Commercial Bank, Ltd. 4,158,001 2,413
China Airlines, Ltd. 226,062 140
China Development Financial Holding
Corp. 1,229,691 526
China Steel Corp. Class H 293,520 278
Chunghwa Telecom Co., Ltd. - ADR 110,623 4,560
CTBC Financial Holding Co., Ltd. 561,236 414
Delta Electronics, Inc. 228,000 2,240
E.Sun Financial Holding Co., Ltd. 2,465,581 2,007
Eva Airways Corp. 1,491,824 1,308
Evergreen Marine Corp. Taiwan, Ltd. 431,417 2,278
First Financial Holding Co., Ltd. 1,400,566 1,238
Formosa Plastics Corp. 43,403 133
Fubon Financial Holding Co., Ltd. 88,829 171
Globalwafers Co., Ltd. 221,544 3,493
Hon Hai Precision Industry Co., Ltd. 4,329,114 14,741
Hon Hai Precision Industry Co., Ltd.
- GDR(Þ) 19,317 133
Hua Nan Financial Holdings Co., Ltd. 4,344,753 3,107
International Games System Co., Ltd. 32,366 566
MediaTek, Inc. 711,240 15,457
Mega Financial Holding Co., Ltd. 107,386 120
Novatek Microelectronics Corp. 174,138 2,385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Realtek Semiconductor Corp. 14,378 169
Shin Kong Financial Holding Co., Ltd. 960,009 262
SinoPac Financial Holdings Co., Ltd. 79,011 43
Taishin Financial Holding Co., Ltd. 2,690,780 1,520
Taiwan Business Bank 5,683,975 2,599
Taiwan Cooperative Financial Holding
Co., Ltd. 665,459 581
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,100,679 50,849
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 244,364 20,600
Unimicron Technology Corp. 850,000 4,046
Uni-President Enterprises Corp. 686,000 1,647
United Microelectronics Corp. 2,850,058 4,571
Yuanta Financial Holding Co., Ltd. 52,847 39
145,860
Thailand - 0.7%
Advanced Info Service PCL 278,300 1,745
Bangkok Bank PCL 800,100 3,696
Charoen Pokphand Foods PCL 5,936,000 3,536
Digital Telecommunications
Infrastructure Fund Class F 4,410,700 1,642
Jasmine Broadband Internet
Infrastructure Fund Class F 5,355,700 1,099
Kasikornbank PCL 1,037,800 3,813
Minor International PCL 104,709 97
PTT Exploration & Production PCL 163,100 710
SCB X PCL 511,100 1,552
Star Petroleum Refining PCL 3,807,400 1,084
Super Energy Corp. PCL 118,018,700 2,078
Thai Life Insurance PCL(Æ) 3,922,300 1,430
Unique Engineering & Construction
PCL(Æ) 38,400 4
22,486
Turkey - 0.0%
Ford Otomotiv Sanayi AS 3,109 86
United Arab Emirates - 0.3%
Aldar Properties PJSC 2,779,646 4,093
Emaar Properties PJSC 1,957,941 3,169
Emirates NBD Bank PJSC 231,816 889
Emirates Telecommunications Group
Co. PJSC 231,251 1,512
9,663
United Kingdom - 6.7%
Ashtead Group PLC 12,181 702
Associated British Foods PLC 29,626 729
AstraZeneca PLC 145,961 21,481
AstraZeneca PLC - ADR 24,010 1,758
Aviva PLC 506,384 2,694
Babcock International Group PLC(Æ) 572,032 2,283
BAE Systems PLC 246,479 3,142
Barclays PLC 2,584,004 5,213
BP PLC 1,934,847 13,013
British American Tobacco PLC 94,131 3,464

See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC - ADR 50,798 1,882
British Land Co. PLC (The)(ö) 308,734 1,553
BT Group PLC 2,074,145 4,139
Bunzl PLC 21,696 864
Centrica PLC 1,588,051 2,286
CK Hutchison Holdings, Ltd. Class B 159,461 1,072
Coca-Cola Europacific Partners PLC 28,016 1,789
Compass Group PLC 468,028 12,337
Croda International PLC 14,704 1,291
Diageo PLC 171,493 7,834
Diageo PLC - ADR 9,073 1,683
easyJet PLC(Æ) 570,852 3,574
Halma PLC 19,331 563
HSBC Holdings PLC 1,826,568 13,146
HSBC Holdings PLC - ADR 84,522 3,047
Imperial Brands PLC - ADR 84,978 2,113
InterContinental Hotels Group PLC 5,906 406
Intertek Group PLC 59,500 3,110
J Sainsbury PLC 3,906,622 13,591
John Wood Group PLC(Æ) 1,410,085 3,998
Kingfisher PLC 524,701 1,701
Land Securities Group PLC(ö) 213,373 1,813
London Stock Exchange Group PLC 20,139 2,111
Marks & Spencer Group PLC(Æ) 517,558 1,070
National Grid PLC - ADR 44,166 3,165
NatWest Group PLC 1,384,238 4,584
NatWest Group PLC - ADR 47,329 314
Pearson PLC 62,098 690
Pearson PLC - ADR 152,080 1,679
Reckitt Benckiser Group PLC 58,288 4,714
RELX PLC 80,443 2,676
RELX PLC - ADR 61,493 2,036
Sage Group PLC (The) 81,346 838
Segro PLC(ö) 18,917 199
Smith & Nephew PLC - ADR 53,139 1,738
Spirax-Sarco Engineering PLC 12,289 1,717
Standard Chartered PLC 1,552,306 12,277
TechnipFMC PLC(Æ) 39,456 540
Tesco PLC 2,926,223 10,349
Travis Perkins PLC 532,237 6,413
Unilever PLC 72,428 4,035
Vodafone Group PLC 1,259,173 1,514
Vodafone Group PLC - ADR 147,120 1,758
Weir Group PLC (The) 494,358 11,444
WPP PLC 435,171 5,051
219,183
United States - 6.6%
Accenture PLC Class A 48,241 13,522
Allegion PLC 89,974 9,940
Amdocs, Ltd. 72,497 6,615
Aon PLC Class A 37,393 12,159
CSL, Ltd. 22,595 4,497
Experian PLC 41,025 1,450
Ferguson PLC 4,011 565
Freeport-McMoRan, Inc. 148,288 5,622
Globant SA(Æ) 283 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Cementos de Chihuahua SAB
de CV 205,063 1,630
GSK Finance No. 3 PLC 461,526 8,361
Haleon PLC 4,424,479 19,535
Holcim AG(Æ) 77,164 5,083
Las Vegas Sands Corp.(Æ) 101,792 6,499
Linde PLC 35,766 13,214
Lululemon Athletica, Inc.(Æ) 12,795 4,861
Nestle SA 204,751 26,251
Nestle SA - ADR 21,237 2,724
Noble Corp. PLC(Æ) 4,439 167
Ovintiv, Inc. 3,635 131
Qiagen NV(Æ) 34,575 1,544
Roche Holding AG 56,380 17,827
Roche Holding AG - ADR 85,555 3,355
Sanofi - ADR 150,749 16,616
Schlumberger, Ltd. 391,600 19,325
Schneider Electric SE 61,777 10,793
Stellantis NV 96,536 1,598
Tenaris SA 32,274 464
Willis Towers Watson PLC 2,541 589
214,982
Zambia - 0.6%
First Quantum Minerals, Ltd. 829,582 20,157
Total Common Stocks
(cost $2,540,852) 3,066,097
Preferred Stocks - 1.1%
Brazil - 0.2%
Banco Bradesco SA
6.468% (Ÿ) 542,902 1,508
Itau Unibanco Holding SA
4.705% (Ÿ) 91,615 476
Raizen Energia SA
6.472% (Ÿ) 4,683,052 2,995
4,979
Germany - 0.5%
Dr Ing hc F Porsche AG
0.000% (Æ) 14,989 1,874
Henkel AG & Co. KGaA
2.380% (Ÿ) 56,503 4,561
Volkswagen AG
23.851% (Ÿ) 76,715 10,470
16,905
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 307,508 12,878
Total Preferred Stocks
(cost $33,904) 34,762
Warrants and Rights - 0.0%

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 211
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.0%
Localiza Rent a Car SA (Æ)
2023  Rights 672 2
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants 28,062 36
Thailand - 0.0%
Minor International PCL (Æ)
2023 Warrants 16,941 2
2024 Warrants 56,369 5
7
Total Warrants and Rights
(cost $—) 45
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 92,312,279 (∞) 92,284
Total Short-Term Investments
(cost $92,286) 92,284
Total Investments - 98.0%
(identified cost $2,667,042) 3,193,188
Other Assets and Liabilities,
Net - 2.0%
64,052
Net Assets - 100.0%
3,257,240

See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.5%
3SBio, Inc. 06/29/22 HKD 62,282 0.82 51
63
ABN AMRO Bank NV 10/31/22 EUR 373,795 9.99 3,733
5,988
Adyen NV 09/10/20 EUR 711 1,747.47 1,242
1,139
Aena SME SA 01/13/23 EUR 10,876 146.34 1,591
1,837
Akeso, Inc. 10/31/22 HKD 515,000 4.05 2,085
2,827
Amundi SA 02/26/19 EUR 158,989 60.94 9,689
10,436
Avenue Supermarts, Ltd. 01/16/23 INR 8,021 45.21 362
345
Budweiser Brewing Co. APAC, Ltd. 08/05/22 HKD 248,361 2.92 726
716
Cellnex Telecom SA 04/18/19 EUR 173,493 35.11 6,091
7,309
China Tourism Group Duty Free Corp., Ltd. 03/09/23 HKD 172,800 25.19 4,353
3,693
Covestro AG 03/17/20 EUR 272,087 39.50 10,749
11,930
Euronext NV 03/01/22 EUR 8,055 89.09 718
641
Fix Price Group, Ltd. 10/14/21 183,060 9.00 1,648
—
Ganfeng Lithium Group Co., Ltd. 03/09/23 HKD 585,200 6.94 4,063
3,857
Guotai Junan Securities Co., Ltd. 01/13/23 HKD 3,487,200 1.22 4,271
4,498
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7.14 566
514
Hon Hai Precision Industry Co., Ltd. 08/05/19 19,317 4.66 90
133
Hydro One, Ltd. 04/18/19 CAD 3,276 16.10 53
96
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 6,431 12.74 82
85
InterGlobe Aviation, Ltd. 03/25/21 INR 216,636 24.63 5,336
5,365
Kaspi.KZ JSC 09/26/22 81,753 67.56 5,523
6,750
Kuaishou Technology 06/28/22 HKD 923,917 8.97 8,288
6,117
Lumine Group, Inc. 02/15/23 CAD 3,039 10.41 32
41
Meituan 01/13/20 HKD 748,419 21.18 15,851
12,773
Monde Nissin Corp. 06/22/21 PHP 1,350,300 0.30 402
228
NAC Kazatomprom JSC 07/20/20 72,867 14.07 1,025
2,070
Nongfu Spring Co., Ltd. 01/13/23 HKD 244,027 5.67 1,385
1,320
Orsted A/S 03/09/23 DKK 17,669 84.63 1,495
1,588
Pharmaron Beijing Co., Ltd. 03/09/23 HKD 477,000 5.28 2,521
2,074
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 65,043 0.54 35
43
Reliance Industries, Ltd. 06/03/15 78,033 14.13 1,102
4,646
Samsung Biologics Co., Ltd. 03/25/21 KRW 4,881 632.78 3,089
2,857
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14.37 550
535
Shandong Gold Mining Co., Ltd. 08/05/22 HKD 459,385 1.75 806
975
Siemens Healthineers AG 12/21/20 EUR 10,301 51.16 527
641
Tongcheng Travel Holdings, Ltd. 03/01/22 HKD 915,200 1.81 1,660
1,947
WH Group, Ltd. 10/26/15 HKD 6,155,826 0.65 4,003
3,434
Worldline SA 06/28/22 EUR 1,763 40.16 71
77
WuXi AppTec Co., Ltd. 03/09/23 HKD 350,700 10.43 3,658
3,089
X5 Retail Group NV 09/21/15 56,160 29.12 1,636
—
Xiaomi Corp. 03/09/23 HKD 967,800 1.51 1,458
1,373
Zalando SE 09/26/22 EUR 22,674 19.26 437 929
114,979
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,251 USD 82,923 06/23
(11)
British Pound Currency Futures 275 USD 21,620 06/23
1,228
CAC40 Euro Index Futures 154 EUR 11,495 05/23
(19)
Canadian Dollar Currency Futures 864 USD 63,888 06/23
1,023
DAX Index Futures 20 EUR 8,011 06/23
166
EURO STOXX 50 Index Futures 126 EUR 5,443 06/23
118

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 213
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
FTSE 100 Index Futures 57 GBP 4,482 06/23
205
FTSE/MIB Index Futures 17 EUR 2,287 06/23
19
IBEX 35 Index Futures 27 EUR 2,494 05/23
(57)
Japanese Yen Currency Futures 816 USD 75,424 06/23
(198)
New Zealand Dollar Currency Futures 45 USD 2,783 06/23
31
Norwegian Krone Currency Futures 103 USD 19,358 06/23
(51)
OMXS30 Index Futures 107 SEK 24,235 05/23
22
S&P/TSX 60 Index Futures 344 CAD 85,897 06/23
2,940
SPI 200 Index Futures 874 AUD 159,898 06/23
3,209
Swiss Franc Currency Futures 157 USD 22,079 06/23
1,012
TOPIX Index Futures 344 JPY 7,079,520 06/23 939
Short Positions
Euro Currency Futures 348 USD 48,061 06/23
(1,918)
Hang Seng Index Futures 219 HKD 216,810 05/23
(50)
MSCI Emerging Markets Index Futures 1,183 USD 58,215 06/23
(1,554)
MSCI Singapore Index Futures 681 SGD 20,335 05/23
197
S&P 500 E-Mini Index Futures 402 USD 84,189 06/23 (5,940)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,311
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 2,015 $ — $ —
$ —
$ 2,015 0.1
Australia 12,827 37,756 —
—
50,583 1.6
Austria — 12,560 —
—
12,560 0.4
Belgium — 13,427 —
—
13,427 0.4
Brazil 77,662 — —
—
77,662 2. 4
Burkina Faso 2,318 3,352 —
—
5,670 0.2
Canada 150,391 — —
—
150,391 4.6
Chile 7,927 753 —
—
8,680 0.3
China 33,513 256 , 980 —
—
290 , 493 8. 9
Colombia 699 — —
—
699 —
*
Denmark 1,915 44,507 —
—
46,422 1.4
Finland — 22,778 —
—
22,778 0.7
France 15,046 224,158 —
—
239,204 7.3
Germany 12,016 111,421 —
—
123,437 3. 8
Ghana 3,034 2,254 —
—
5,288 0.2
Greece — 11,264 —
—
11,264 0.3
Hong Kong 2,322 60,589 —
—
62,911 1.9
Hungary — 1,796 —
—
1,796 0.1
India 3,986 105,276 —
—
109,262 3.3
Indonesia 4,112 26,037 —
—
30,149 0.9
Ireland 6,455 37,008 —
—
43,463 1.3

See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Israel 4,976 8,657 —
—
13,633 0.4
Italy 5,055 52,148 —
—
57,203 1.8
Japan 15,515 371,061 —
—
386,576 11.9
Jordan — 473 —
—
473 —
*
Kazakhstan — 8,820 —
—
8,820 0.3
Kenya — 804 —
—
804 —
*
Luxembourg — 17,144 —
—
17,144 0.5
Macao — 21,483 —
—
21,483 0.7
Malaysia — 7,670 —
—
7,670 0.2
Mexico 31,119 3,484 —
—
34,603 1.1
Netherlands 9,755 141,746 —
—
151,501 4.7
New Zealand — 6,035 —
—
6,035 0.2
Norway 2,058 1,018 —
—
3,076 0.1
Peru 3,768 — —
—
3,768 0.1
Philippines — 10,182 —
—
10,182 0.3
Poland — 4,760 —
—
4,760 0. 1
Romania — 2,097 —
—
2,097 0.1
Russia — — —
—
— —
Saudi Arabia — 11,528 —
—
11,528 0. 4
Singapore 149 13,369 —
—
13,518 0.4
South Africa 14,972 25,305 —
—
40,277 1.2
South Korea 3,163 104,423 —
—
107,586 3.3
Spain 11,762 38,455 —
—
50,217 1.5
Sweden — 44,591 —
—
44,591 1.4
Switzerland 7,247 120,734 —
—
127,981 3.9
Taiwan 25,160 120,700 —
—
145,860 4.5
Thailand — 22,486 —
—
22,486 0.7
Turkey — 86 —
—
86 —
*
United Arab Emirates — 9,663 —
—
9,663 0.3
United Kingdom 21,713 197,470 —
—
219,183 6.7
United States 100,231 114,751 —
—
214,982 6.6
Zambia 20,157 — —
—
20,157 0.6
Preferred Stocks 4,979 29,783 — — 34,762 1.1
Warrants and Rights 43 2 — — 45 —
*
Short-Term Investments — — — 92,284 92,284 2.8
Total Investments 618,060 2,482,844 — 92,284 3,193, 188 98.0
Other Assets and Liabilities, Net
2.0
100.0

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 215
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 11,109 — — — 11,109 0.3
A
Liabilities
Futures Contracts (9,798) — — — (9,798) (0.3)
Total Other Financial Instruments
**
$ 1,311 $ — $ — $ — $ 1,311
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
491,516
Consumer Staples ...............................................................................
233,261
Energy ................................................................................................
181,391
Financial Services ..............................................................................
675,048
Health Care ........................................................................................
263,459
Materials and Processing ...................................................................
345,105
Producer Durables ..............................................................................
356,668
Technology .........................................................................................
406,679
Utilities ...............................................................................................
112,970
Preferred Stocks
Consumer Discretionary ....................................................................
12,343
Consumer Staples ...............................................................................
4,561
Financial Services ..............................................................................
1,984
Technology .........................................................................................
12,879
Utilities ...............................................................................................
2,995
Warrants and Rights ...................................................................
45
Short-Term Investments .............................................................
92,284
Total Investments ............................................................................... 3,193,188

See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 7,815 $ 3,294
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 7,620 $ 2,178
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 18,025 $ (4,692)
Foreign currency exchange contracts — (775)
Total
$ 18,025 $ (5,467)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (7,776) $ 10,267
Foreign currency exchange contracts — 17
Total
$ (7,776) $ 10,284
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,667,042
Investments, at fair value(>) ........................................................................................................................................................
3,193,188
Cash .............................................................................................................................................................................................. 86
Foreign currency holdings(^) ....................................................................................................................................................... 14,952
Receivables:
Dividends and interest ...................................................................................................................................................... 11,100
Dividends from affiliated funds ....................................................................................................................................... 122
Fund shares sold ............................................................................................................................................................... 4,151
Foreign capital gains taxes recoverable ........................................................................................................................... 5,118
From broker(a) ................................................................................................................................................................. 33,820
Variation margin on futures contracts .............................................................................................................................. 1,339
Prepaid expenses .......................................................................................................................................................................... 26
Total assets ...............................................................................................................................................................
3,263,902
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 2,369
Accrued fees to affiliates .................................................................................................................................................. 2,569
Other accrued expenses .................................................................................................................................................... 300
Deferred capital gains tax liability ................................................................................................................................... 1,424
Total liabilities ...........................................................................................................................................................
6,662
Net Assets ...............................................................................................................................................................
$ 3,257,240

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 125,387
Shares of beneficial interest .........................................................................................................................................................
2,995
Additional paid-in capital ............................................................................................................................................................
3,128,858
Net Assets ...............................................................................................................................................................
$ 3,257,240
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 10.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.49
Class A — Net assets ........................................................................................................................................................... $ 29,713,123
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,742,634
Net asset value per share: Class C(#) ........................................................................................................................................... $ 10.72
Class C — Net assets ........................................................................................................................................................... $ 9,083,998
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 847,641
Net asset value per share: Class M(#) .......................................................................................................................................... $ 10.88
Class M — Net assets .......................................................................................................................................................... $ 955,998,040
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 87,880,508
Net asset value per share: Class S(#) ........................................................................................................................................... $ 10.88
Class S — Net assets ............................................................................................................................................................ $ 2,262,444,887
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 208,012,145
Amounts in thousands
(^)     Foreign currency holdings - cost $ 14,970
(>)     Investments in affiliates, U.S. Cash Management Fund $ 92,284
(a)     Receivable from Broker for Futures $ 33,820
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 42,657
Dividends from affiliated funds ....................................................................................................................................... 2,052
Interest .............................................................................................................................................................................. 3
Less foreign taxes withheld ............................................................................................................................................. (4,672)
Total investment income ..............................................................................................................................................................
40,040
Expenses
Advisory fees ................................................................................................................................................................... 12,457
Administrative fees .......................................................................................................................................................... 734
Custodian fees .................................................................................................................................................................. 429
Distribution fees - Class A ............................................................................................................................................... 34
Distribution fees - Class C ............................................................................................................................................... 33
Transfer agent fees - Class A ........................................................................................................................................... 27
Transfer agent fees - Class C ........................................................................................................................................... 9
Transfer agent fees - Class M .......................................................................................................................................... 885
Transfer agent fees - Class S ............................................................................................................................................ 2,110
Professional fees .............................................................................................................................................................. 149
Registration fees ............................................................................................................................................................... 82
Shareholder servicing fees - Class C ............................................................................................................................... 11
Trustees’ fees .................................................................................................................................................................... 83
Printing fees ..................................................................................................................................................................... 46
Miscellaneous .................................................................................................................................................................. 4 7
Expenses before reductions .............................................................................................................................................. 17,136
Expense reductions .......................................................................................................................................................... (1,739)
Net expenses ................................................................................................................................................................................
15,397
Net investment income (loss) .......................................................................................................................................................
24,643
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $304) ................................................................................................. (11,274)
Investments in affiliated funds ......................................................................................................................................... 23
Futures contracts .............................................................................................................................................................. 13,333
Foreign currency exchange contracts ............................................................................................................................... (775)
Foreign currency-related transactions .............................................................................................................................. 2,200
Net realized gain (loss) ................................................................................................................................................................
3,507
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $443) .......................................................... 520,364
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 2,491
Foreign currency exchange contracts ............................................................................................................................... 17
Foreign currency-related transactions .............................................................................................................................. 869
Net change in unrealized appreciation (depreciation) ................................................................................................................. 523,745
Net realized and unrealized gain (loss) ........................................................................................................................................ 527,252
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 551,895

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 24,643 $ 52,639
Net realized gain (loss) ....................................................................................................................... 3,507 (143,977)
Net change in unrealized appreciation (depreciation) ........................................................................ 523,745 (733,027)
Net increase (decrease) in net assets from operations .............................................................................. 551,895 (824,365)
Distributions
To shareholders
Class A .......................................................................................................................................... (299) (572)
Class C .......................................................................................................................................... (40) (123)
Class M ......................................................................................................................................... (12,861) (18,925)
Class S .......................................................................................................................................... (28,301) (47,053)
Net decrease in net assets from distributions ............................................................................................ (41,501) (66,673)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 205,117 586,659
Total Net Increase (Decrease) in Net Assets ........................................................................
715,511 (304,379)
Net Assets
Beginning of period .................................................................................................................................. 2,541,729 2,846,108
End of period .............................................................................................................................................
$ 3,257,240 $ 2,541,729

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 290 $ 2,982 984 $ 10,363
Proceeds from reinvestment of distributions 30 294 48 562
Payments for shares redeemed (189) (1,923) (623) (6,421)
Net increase (decrease)
131 1,353 409 4,504
Class C
Proceeds from shares sold 128 1,314 293 3,058
Proceeds from reinvestment of distributions 4 40 10 123
Payments for shares redeemed (123) (1,274) (210) (2,228)
Net increase (decrease)
9 80 93 953
Class M
Proceeds from shares sold 16,083 166,870 28,773 310,667
Proceeds from reinvestment of distributions 1,293 12,841 1,602 18,904
Payments for shares redeemed (9,563) (99,071) (12,218) (128,150)
Net increase (decrease)
7,813 80,640 18,157 201,421
Class S
Proceeds from shares sold 35,411 365,186 68,446 732,007
Proceeds from reinvestment of distributions 2,848 28,280 3,982 46,991
Payments for shares redeemed (26,148) (270,422) (38,638) (399,217)
Net increase (decrease)
12,111 123,044 33,790 379,781
Total increase (decrease)
20,064 $ 205,117 52,449 $ 586,659

See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2023* 9.05 .07 1.83 1.90 (.12) (.12)
October 31, 2022 12.48 .17 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
Class C
April 30, 2023* 8.92 .03 1.82 1.85 (.05) (.05)
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
Class M
April 30, 2023* 9.10 .09 1.84 1.93 (.15) (.15)
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
Class S
April 30, 2023* 9.10 .08 1.84 1.92 (.14) (.14)
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
10.83 21.08 29,713 1.38 1.29 1.35 26
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
10.72 20.75 9,084 2.13 2.04 .58 26
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
10.88 21.39 955,998 1.13 .94 1.71 26
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
10.88 21.27 2,262,445 1.13 1.04 1.60 26
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,969,943
Administrative fees 128,707
Distribution fees 11,650
Shareholder servicing fees 1,865
Transfer agent fees 454,051
Trustee fees 2,701
$ 2,568,917
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 70,290 $ 513,822 $ 491,855 $ 23 $ 4 $ 92,284 $ 2,052 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,679,443,246 $ 609,649,914 $ (94,593,903) $ 515,056,011

Tax-Managed Real Assets Fund 225
Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,065.20 $ 1,018.20
Expenses Paid During Period* $ 6.81 $ 6.66
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,060.70 $ 1,014.48
Expenses Paid During Period* $ 10.63 $ 10.39
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,066.70 $ 1,019.93
Expenses Paid During Period* $ 5.02 $ 4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

226 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,065.60 $ 1,019.44
Expenses Paid During Period* $ 5.53 $ 5.41
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 227
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.8%
Argentina - 0.1%
Corp. America Airports SA(Æ) 98,028 1,048
Australia - 5.6%
Atlas Arteria, Ltd. 1,717,510 7,441
Aurizon Holdings, Ltd. 891,101 2,021
Beach Energy, Ltd. 558,018 545
BHP Group, Ltd. 44,197 1,300
BHP Group, Ltd. - ADR 95,955 2,839
Fortescue Metals Group, Ltd. 193,121 2,670
Glencore PLC 1,697,728 10,018
Jupiter Mines, Ltd. 106,017 18
Mineral Resources, Ltd. 18,902 924
Newcrest Mining, Ltd. 3,107 60
Perenti, Ltd.(Æ) 522,205 399
Qube Holdings, Ltd. 580,855 1,184
Rio Tinto, Ltd. - ADR 9,888 739
Sandfire Resources, Ltd.(Æ) 296,012 1,281
South32, Ltd. Class B 440,322 1,247
Sunrise Energy Metals, Ltd.(Æ) 188,751 166
Transurban Group - ADR 1,622,521 16,106
Woodside Energy Group, Ltd. 29,919 679
49,637
Austria - 0.3%
OMV AB 49,291 2,332
Bermuda - 0.0%
BW Energy, Ltd.(Æ) 2,118 6
China Water Affairs Group, Ltd. 415,320 333
339
Brazil - 1.5%
CCR SA 1,095,683 2,981
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 341
Cia Energetica de Minas Gerais - ADR 173,774 420
Petroleo Brasileiro SA 52,145 279
Petroleo Brasileiro SA - ADR 18,546 197
Sao Martinho SA 201,205 1,266
SLC Agricola SA 127,445 1,112
Suzano SA 318,948 2,545
Vale SA 101,032 1,467
Vale SA Class B - ADR 115,361 1,662
Wheaton Precious Metals Corp. 17,710 874
Yara International ASA 6,065 244
13,388
Canada - 4.6%
Agnico Eagle Mines, Ltd. 15,956 905
AltaGas, Ltd. - ADR 58,034 1,015
ARC Resources, Ltd. 111,946 1,391
Barrick Gold Corp. 62,507 1,188
Birchcliff Energy, Ltd. 43,004 261
Canadian Natural Resources, Ltd. 14,192 865
Canadian Solar, Inc.(Æ) 65,508 2,451
Crescent Point Energy Corp. 36,922 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emera, Inc. 43,750 1,862
Enbridge, Inc. 154,724 6,152
Enerflex, Ltd. 88,543 537
Franco-Nevada Corp. Class T 9,445 1,433
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 952
Ivanhoe Mines, Ltd. Class A(Æ) 711,849 6,174
Li-Cycle Holdings Corp.(Æ) 36,670 174
Nutrien, Ltd. 63,504 4,406
Pembina Pipeline Corp. 89,255 2,938
Suncor Energy, Inc. 20,606 645
TC Energy Corp. 92,116 3,828
Teck Resources, Ltd. Class B 60,599 2,823
Vermilion Energy, Inc. 29,671 376
Westshore Terminals Investment Corp. 24,184 493
41,144
Chile - 0.4%
Antofagasta PLC 29,173 536
Sociedad Quimica y Minera de Chile
SA - ADR 46,132 3,113
3,649
China - 1.8%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 2,887,192 2,252
CGN Power Co., Ltd. Class H(Þ) 1,301,000 344
China Gas Holdings, Ltd. 473,345 608
China Merchants Port Holdings Co.,
Ltd. 647,402 959
COSCO SHIPPING Ports, Ltd. 9,093 6
ENN Energy Holdings, Ltd. 309,139 4,233
Guangdong Investment, Ltd. 832,002 795
Guanghui Energy Co., Ltd. Class A 167,000 224
Henan Shenhuo Coal & Power Co., Ltd.
Class A 287,080 677
Inner Mongolia ERDOS Resources Co.,
Ltd. Class A 210,094 439
Jiangsu Expressway Co., Ltd. Class H 1,919,345 1,945
Shenzhen Expressway Corp., Ltd.
Class H 44,172 41
Shenzhen International Holdings, Ltd. 582,000 524
Western Mining Co., Ltd. Class A 654,900 1,247
Wilmar International, Ltd. 265,000 783
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 569,200 467
Yuexiu Transport Infrastructure, Ltd. 582,000 318
15,862
Denmark - 0.3%
Vestas Wind Systems A/S(Æ) 96,633 2,666
Finland - 0.4%
Kemira OYJ 20,297 356
Neste OYJ 17,636 852
Stora Enso OYJ Class R 92,277 1,170

See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 38,051 1,213
3,591
France - 3.6%
Aeroports de Paris 29,915 4,757
Eiffage SA 7,174 854
Engie SA 48,151 771
Eramet SA 2,145 209
Gaztransport Et Technigaz SA 130 14
Getlink SE 591,813 11,064
Rubis SCA 53,689 1,587
Technip Energies NV 37,571 832
TotalEnergies SE 47,337 3,018
Veolia Environnement SA 103,157 3,271
Vilmorin & Cie SA(Š) 6,522 309
Vinci SA 40,732 5,044
31,730
Germany - 0.4%
E.ON SE 83,362 1,103
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 16,803 901
K+S AG 41,174 821
RWE AG 21,995 1,032
ThyssenKrupp AG - ADR 8,043 58
3,915
Ghana - 1.1%
Kosmos Energy, Ltd.(Æ) 1,490,823 9,541
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 1,421,400 270
Nine Dragons Paper Holdings, Ltd. 357,000 247
517
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 244,503 1,982
India - 0.3%
Reliance Industries, Ltd. - GDR(Þ) 50,356 2,998
Ireland - 0.1%
Smurfit Kappa Group PLC 34,361 1,272
Israel - 0.3%
Delek Group, Ltd. 4,883 530
Equital, Ltd.(Æ) 10,134 257
ICL Group, Ltd. 80,378 499
Israel Corp., Ltd. (The) 2,643 771
Naphtha Israel Petroleum Corp., Ltd. 56,274 240
2,297
Italy - 0.8%
Enav SpA(Þ) 68,023 319
Enel SpA 220,044 1,503
Eni SpA - ADR 171,277 2,596
Hera SpA 371,435 1,154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infrastrutture Wireless Italiane SpA(Þ) 118,585 1,649
7,221
Japan - 0.7%
Ebara Corp. 28,800 1,261
Hitachi Zosen Corp. 2,500 16
Inpex Corp. 53,700 592
Japan Airport Terminal Co., Ltd. 26,300 1,286
Japan Petroleum Exploration Co., Ltd. 21,500 716
JFE Holdings, Inc. 5,600 66
Kubota Corp. 15,000 227
Mitsubishi Materials Corp. 21,000 344
Nippon Steel Corp. 30,000 641
Nittetsu Mining Co., Ltd. 11,400 309
Sumitomo Metal Mining Co., Ltd. 21,500 795
West Japan Railway Co. 8,100 351
6,604
Luxembourg - 0.3%
Adecoagro SA 178,993 1,514
ArcelorMittal SA 37,979 1,078
2,592
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 1,094
Grupo Aeroportuario del Pacifico SAB
de CV Class B 269,251 4,790
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,608 1,884
Grupo Aeroportuario del Sureste SAB
de CV Class B 280,098 8,039
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,922
Grupo Mexico SAB de CV 955,951 4,701
Promotora y Operadora de
Infraestructura SAB de CV 170,952 1,778
Southern Copper Corp. 3,590 276
24,484
Netherlands - 1.4%
OCI NV 3,438 91
Shell PLC 391,453 12,043
12,134
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 776,969 4,252
Norway - 0.6%
Austevoll Seafood ASA 127,729 1,202
Borregaard ASA - ADR 22,679 380
BW Offshore, Ltd. 50,269 134
DNO ASA 659,139 657
Equinor ASA Class N 96,935 2,786
Norsk Hydro ASA 33,884 249

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 229
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TGS Nopec Geophysical Co. ASA
- ADR 15,078 237
5,645
Poland - 0.1%
Polski Koncern Naftowy ORLEN SA 66,677 1,020
Portugal - 0.8%
Galp Energia SGPS SA Class B 593,928 7,197
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Š) 9 —
Novatek PJSC(Š) 93,200 —
PhosAgro PJSC(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Š)(Þ) 1,778 —
Polyus PJSC - GDR(Æ)(Š) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
South Africa - 1.2%
African Rainbow Minerals, Ltd. 74,314 935
Anglo American Platinum, Ltd. 5,424 322
Anglo American PLC 143,631 4,411
Gold Fields, Ltd. - ADR 38,878 605
Impala Platinum Holdings, Ltd. 164,345 1,593
Sasol, Ltd. - ADR 24,779 322
Sibanye Stillwater, Ltd. 884,933 1,962
Thungela Resources, Ltd. 7,364 69
10,219
South Korea - 0.2%
POSCO Holdings, Inc. 4,711 1,334
Spain - 3.0%
Aena SME SA(Æ)(Þ) 88,802 14,996
Iberdrola SA 621,015 8,057
Repsol SA - ADR 255,792 3,757
26,810
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,291
Switzerland - 0.8%
Flughafen Zurich AG 29,633 5,704
SIG Group AG 35,055 936
6,640
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.1%
PTT Exploration & Production PCL 231,000 1,006
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 296,979 540
United Kingdom - 2.3%
BP PLC 1,522,576 10,240
Central Asia Metals PLC 45,010 116
DS Smith PLC 191,657 748
EnQuest PLC(Æ) 1,644,647 345
Harbour Energy PLC 82,127 256
National Grid PLC 142,740 2,047
Scottish & Southern Energy PLC 220,190 5,080
Serica Energy PLC 97,397 292
Severn Trent PLC Class H 42,913 1,582
20,706
United States - 57.3%
Acadia Realty Trust(ö) 24,974 337
Aemetis, Inc.(Æ) 117,728 261
AGCO Corp. 19,910 2,468
Agree Realty Corp.(ö) 116,767 7,939
Albemarle Corp. 2,630 488
Alcoa Corp. 7,478 278
Alexander & Baldwin, Inc.(ö) 5,089 98
Alexander's, Inc.(ö) 1,338 249
Alexandria Real Estate Equities, Inc.(ö) 51,176 6,355
Alliant Energy Corp. 50,696 2,795
Amcor PLC 39,896 438
Ameresco, Inc. Class A(Æ) 89,062 3,705
American Electric Power Co., Inc. 15,337 1,417
American Homes 4 Rent Class A(ö) 143,528 4,774
American Tower Corp.(ö) 5,764 1,178
American Water Works Co., Inc. 5,752 853
Americold Realty Trust, Inc.(ö) 42,935 1,270
Apple Hospitality REIT, Inc.(ö) 31,583 470
Archer-Daniels-Midland Co. 22,612 1,766
Armada Hoffler Properties, Inc.(ö) 21,307 250
Ashford Hospitality Trust, Inc.(ö) 94,901 323
Atmos Energy Corp. 4,584 523
AvalonBay Communities, Inc.(ö) 89,565 16,155
Avery Dennison Corp. 2,165 378
Braemar Hotels & Resorts, Inc.(ö) 67,149 255
Brixmor Property Group, Inc.(ö) 34,730 741
Broadstone Net Lease, Inc.(ö) 31,036 502
Bunge, Ltd. 5,345 500
California Resources Corp. 6,734 273
Camden Property Trust(ö) 13,650 1,502
CenterPoint Energy, Inc. 74,571 2,272
Centerspace(ö) 4,775 269
Chatham Lodging Trust(ö) 24,658 252
Cheniere Energy, Inc. 63,750 9,754
Chevron Corp. 13,269 2,237
City Office REIT, Inc.(ö) 39,935 232
Civitas Resources, Inc. 12,673 875
Clean Energy Fuels Corp.(Æ) 118,566 506

See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CNX Resources Corp.(Æ) 22,415 348
ConocoPhillips Co. 13,303 1,369
Consolidated Edison, Inc. 9,089 895
Constellation Energy Corp. 9,845 762
Corteva, Inc. 25,307 1,547
Crown Castle, Inc.(ö) 15,867 1,953
CubeSmart(ö) 26,709 1,215
Darling Ingredients, Inc.(Æ) 85,849 5,114
Deere & Co. 3,629 1,372
DiamondRock Hospitality Co.(ö) 27,431 222
Digital Realty Trust, Inc.(ö) 19,693 1,953
Diversified Healthcare Trust(ö) 262,844 240
Dominion Energy, Inc. 85,518 4,886
DT Midstream, Inc. 63,626 3,135
Duke Energy Corp. 109,899 10,867
Easterly Government Properties, Inc.(ö) 18,526 261
EastGroup Properties, Inc.(ö) 41,845 6,970
Edison International 2,654 195
Elme Communities(ö) 20,457 352
Empire State Realty Trust, Inc. Class
A(ö) 40,565 248
Entergy Corp. 49,740 5,351
Enterprise Products Partners, LP 28,820 758
EOG Resources, Inc. 8,795 1,051
EPR Properties(ö) 13,074 549
Equinix, Inc.(ö) 40,405 29,256
Equity LifeStyle Properties, Inc. Class
A(ö) 119,734 8,250
Equity Residential(ö) 42,360 2,679
Essential Properties Realty Trust, Inc.
(ö) 190,932 4,726
Essex Property Trust, Inc.(ö) 2,370 521
Evergy, Inc. 21,055 1,308
Eversource Energy 10,007 777
Exelon Corp. 65,358 2,774
Extra Space Storage, Inc.(ö) 44,487 6,764
Exxon Mobil Corp. 32,569 3,854
Farmland Partners, Inc.(ö) 34,149 357
Federal Realty Investment Trust(ö) 9,694 959
First Industrial Realty Trust, Inc.(ö) 26,985 1,416
First Solar, Inc.(Æ) 3,023 552
FirstEnergy Corp. 49,572 1,973
FMC Corp. 7,889 975
Four Corners Property Trust, Inc.(ö) 9,839 251
Franklin Street Properties Corp.(ö) 385,722 447
Freeport-McMoRan, Inc. 134,579 5,102
Gaming and Leisure Properties, Inc.(ö) 44,116 2,294
Gladstone Commercial Corp.(ö) 20,673 247
Gladstone Land Corp.(ö) 17,839 287
Global Medical REIT, Inc.(ö) 28,408 264
Global Net Lease, Inc.(ö) 20,492 231
GrafTech International, Ltd. 122,415 577
Green Plains, Inc.(Æ) 73,484 2,511
Halliburton Co. 31,579 1,034
Healthcare Realty Holdings, LP(ö) 53,275 1,054
Healthpeak Properties, Inc.(ö) 14,222 312
Hess Corp. 52,300 7,587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 87,408 1,413
Hyatt Hotels Corp. Class A 14,044 1,605
Independence Realty Trust, Inc.(ö) 39,218 653
Industrial Logistics Properties Trust(ö) 95,607 197
International Paper Co. 10,654 353
InvenTrust Properties Corp.(ö) 11,140 251
Invitation Homes, Inc.(ö) 70,985 2,369
Iron Mountain, Inc.(ö) 201,118 11,110
Kimco Realty Corp.(ö) 283,443 5,439
Kinder Morgan, Inc. 236,085 4,049
Kite Realty Group Trust(ö) 258,181 5,349
Lamar Advertising Co. Class A(ö) 9,856 1,042
Lexington Realty Trust(ö) 38,584 363
Life Storage, Inc.(ö) 52,696 7,081
Livent Corp.(Æ) 145,416 3,177
LTC Properties, Inc.(ö) 7,493 251
Macerich Co. (The)(ö) 34,924 349
Magellan Midstream Partners, LP 10,603 592
Magnolia Oil & Gas Corp. Class A 69,013 1,457
Mid-America Apartment Communities,
Inc.(ö) 69,945 10,758
Mosaic Co. (The) 78,332 3,356
National Health Investors, Inc.(ö) 5,771 287
National Retail Properties, Inc.(ö) 19,377 843
National Storage Affiliates Trust(ö) 12,853 495
Necessity Retail REIT, Inc. (The)(ö) 40,887 225
Newmont Corp. 27,658 1,311
NexPoint Residential Trust, Inc.(ö) 8,489 364
NextEra Energy, Inc. 135,938 10,417
NexTier Oilfield Solutions, Inc.(Æ) 66,298 536
NiSource, Inc. 31,808 905
Noble Corp. PLC(Æ) 23,253 873
Norfolk Southern Corp. 3,128 635
Nucor Corp. 9,674 1,433
Office Properties Income Trust(ö) 58,384 381
Omega Healthcare Investors, Inc.(ö) 24,729 662
One Liberty Properties, Inc.(ö) 11,229 247
ONEOK, Inc. 11,060 723
Orion Office REIT, Inc.(ö) 38,849 239
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 19,843 331
Ovintiv, Inc. 9,708 351
Packaging Corp. of America 3,663 495
Park Hotels & Resorts, Inc.(ö) 39,046 470
Pebblebrook Hotel Trust(ö) 19,221 274
Permian Resources Corp. 20,008 209
Phillips 66 640 63
Phillips Edison & Co., Inc.(ö) 16,044 506
Physicians Realty Trust(ö) 35,467 511
Piedmont Office Realty Trust, Inc. Class
A(ö) 95,859 624
Pinnacle West Capital Corp. 14,312 1,123
Pioneer Natural Resources Co. 3,888 846
Plymouth Industrial REIT, Inc.(ö) 12,299 249
PNM Resources, Inc. 12,177 586
Portland General Electric Co. 8,886 450
Potlatch Corp.(ö) 16,529 764

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 231
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PPL Corp. 126,019 3,619
Prologis, LP(ö) 327,536 41,024
ProPetro Holding Corp.(Æ) 73,657 511
Public Service Enterprise Group, Inc. 15,335 969
Public Storage(ö) 60,656 17,883
Rayonier, Inc.(ö) 12,312 386
Realty Income Corp.(ö) 63,225 3,973
Regal Rexnord Corp. 3,044 396
Regency Centers Corp.(ö) 16,207 996
Reliance Steel & Aluminum Co. 1,306 324
Republic Services, Inc. Class A 17,054 2,466
REX American Resources Corp.(Æ) 17,481 495
Rexford Industrial Realty, Inc.(ö) 123,458 6,885
RLJ Lodging Trust(ö) 24,962 252
RPT Realty(ö) 27,684 257
Ryman Hospitality Properties, Inc.(ö) 72,997 6,545
Sabra Health Care REIT, Inc.(ö) 258,432 2,946
Safehold, Inc.(ö) 28,881 801
Saul Centers, Inc.(ö) 6,685 241
SBA Communications Corp.(ö) 3,916 1,022
Scotts Miracle-Gro Co. (The) Class A 3,361 224
Sealed Air Corp. 5,516 265
Select Energy Services, Inc. Class A 53,353 396
Sempra Energy 11,227 1,746
Service Properties Trust(ö) 37,197 326
Simon Property Group, Inc.(ö) 109,335 12,390
SITE Centers Corp.(ö) 25,059 309
SolarEdge Technologies, Inc.(Æ) 9,853 2,814
Southern Co. (The) 127,095 9,348
Southwestern Energy Co.(Æ) 40,314 209
Spirit Realty Capital, Inc.(ö) 96,221 3,701
STAG Industrial, Inc.(ö) 7,839 266
Steel Dynamics, Inc. 5,855 609
Summit Hotel Properties, Inc.(ö) 38,732 249
Sun Communities, Inc.(ö) 8,802 1,223
Sunrun, Inc.(Æ) 292,258 6,149
Talos Energy, Inc.(Æ) 21,989 300
Tanger Factory Outlet Centers, Inc.(ö) 13,216 259
Targa Resources Corp. 84,066 6,350
Terreno Realty Corp.(ö) 14,094 868
UDR, Inc.(ö) 34,599 1,430
UMH Properties, Inc.(ö) 17,045 259
Union Pacific Corp. 9,273 1,815
Urban Edge Properties(ö) 17,528 257
Ventas, Inc.(ö) 65,814 3,162
Veris Residential, Inc.(ö) 26,987 441
VICI Properties, Inc.(ö) 477,612 16,210
Vital Energy, Inc.(Æ) 7,169 334
W&T Offshore, Inc.(Æ) 36,405 159
WEC Energy Group, Inc. 7,874 757
Welltower, Inc.(ö) 238,964 18,931
Westrock Co. 17,388 520
Weyerhaeuser Co.(ö) 12,899 386
Whitestone REIT Class B(ö) 29,192 261
Williams Cos., Inc. (The) 46,843 1,418
WP Carey, Inc.(ö) 124,904 9,268
Xcel Energy, Inc. 93,119 6,510
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xenia Hotels & Resorts, Inc.(ö) 20,104 255
Zurn Water Solutions Corp. 13,656 294
508,191
Zambia - 0.5%
First Quantum Minerals, Ltd. 193,933 4,712
Total Common Stocks
(cost $691,088) 840,506
Preferred Stocks - 1.5%
Brazil - 1.5%
Bradespar SA
13.282% (Ÿ) 1,583,162 7,523
Petroleo Brasileiro SA
20.784% (Ÿ) 1,277,318 6,069
13,592
Russia - 0.0%
Surgutneftegas PJSC
12.961% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
9.644% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $17,142) 13,592
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 25,489,553 (∞) 25,482
Total Short-Term Investments
(cost $25,482) 25,482
Total Investments - 99.2%
(identified cost $733,712) 879,580
Other Assets and Liabilities,
Net - 0.8%
6,786
Net Assets - 100.0%
886,366

See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.3%
Aena SME SA 04/22/20 EUR 88,802 140.83 12,506
14,996
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
344
Enav SpA 09/28/22 EUR 68,023 3.56 242
319
Infrastrutture Wireless Italiane SpA 05/17/21 EUR 118,585 10.56 1,252
1,649
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 02/24/21 50,356 58.14 2,928
2,998
Ros Agro PLC 03/17/20 66,112 7 . 94 525 —
20,306
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 73 USD 15,288 06/23 797
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 797
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 16 USD 11 05/01/23 —
Bank of America AUD 13 USD 8 05/02/23 —
Bank of America ZAR 10,261 USD 559 05/02/23 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,048 $ — $ —
$ —
$ 1,048 0.1
Australia — 49,637 —
—
49,637 5.6
Austria — 2,332 —
—
2,332 0.3
Bermuda — 339 —
—
339 —
*
Brazil 13,144 244 —
—
13,388 1.5
Canada 41,144 — —
—
41,144 4.6
Chile 3,113 536 —
—
3,649 0.4
China — 15,862 —
—
15,862 1.8
Denmark — 2,666 —
—
2,666 0.3

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 233
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Finland — 3,591 —
—
3,591 0.4
France — 31,421 309
—
31,730 3.6
Germany — 3,915 —
—
3,915 0.4
Ghana 9,541 — —
—
9,541 1.1
Hong Kong — 517 —
—
517 0.1
Hungary — 1,982 —
—
1,982 0.2
India — 2,998 —
—
2,998 0.3
Ireland — 1,272 —
—
1,272 0.1
Israel — 2,297 —
—
2,297 0.3
Italy — 7,221 —
—
7,221 0.8
Japan — 6,604 —
—
6,604 0.7
Luxembourg 1,514 1,078 —
—
2,592 0.3
Mexico 24,484 — —
—
24,484 2.8
Netherlands — 12,134 —
—
12,134 1.4
New Zealand — 4,252 —
—
4,252 0.5
Norway — 5,645 —
—
5,645 0.6
Poland — 1,020 —
—
1,020 0.1
Portugal — 7,197 —
—
7,197 0.8
Russia — — —
—
— —
South Africa 605 9,614 —
—
10,219 1.2
South Korea — 1,334 —
—
1,334 0.2
Spain — 26,810 —
—
26,810 3.0
Sweden — 1,291 —
—
1,291 0.2
Switzerland — 6,640 —
—
6,640 0.8
Thailand — 1,006 —
—
1,006 0.1
Turkey — 540 —
—
540 0.1
United Kingdom — 20,706 —
—
20,706 2.3
United States 507,317 874 —
—
508,191 57.3
Zambia 4,712 — —
—
4,712 0.5
Preferred Stocks 13,592 — — — 13,592 1.5
Short-Term Investments — — — 25,482 25,482 2.9
Total Investments 620,214 233,575 309 25,482 879,580 99.2
Other Assets and Liabilities, Net
0.8
100.0
Other Financial Instruments
Assets
Futures Contracts 797 — — — 797 0.1

See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Foreign Currency Exchange Contracts (2) — — — (2) (—)
*
Total Other Financial Instruments
**
$ 795 $ — $ — $ — $ 795
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
2,145
Consumer Staples ...............................................................................
5,765
Energy ................................................................................................
120,265
Financial Services ..............................................................................
325,187
Materials and Processing ...................................................................
121,688
Producer Durables ..............................................................................
106,659
Technology .........................................................................................
1,856
Utilities ...............................................................................................
156,941
Preferred Stocks
Energy ................................................................................................
6,069
Financial Services ..............................................................................
7,523
Short-Term Investments .............................................................
25,482
Total Investments ............................................................................... 879,580

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 235
Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 797 $ —
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (130) $ —
Foreign currency exchange contracts — (67)
Total
$ (130) $ (67)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,412 $ —
Foreign currency exchange contracts — (2)
Total
$ 1,412 $ (2)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Total Financial and Derivative Liabilities
2 — 2
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 237
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 733,712
Investments, at fair value(>) ........................................................................................................................................................
879,580
Foreign currency holdings(^) ....................................................................................................................................................... 2,631
Receivables:
Dividends and interest ...................................................................................................................................................... 2,759
Dividends from affiliated funds ....................................................................................................................................... 86
Investments sold ............................................................................................................................................................... 580
Fund shares sold ............................................................................................................................................................... 1,340
From broker(a) ................................................................................................................................................................. 148
Variation margin on futures contracts .............................................................................................................................. 797
Prepaid expenses .......................................................................................................................................................................... 8
Total assets ...............................................................................................................................................................
887,929
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 741
Accrued fees to affiliates .................................................................................................................................................. 708
Other accrued expenses .................................................................................................................................................... 112
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2
Total liabilities ...........................................................................................................................................................
1,563
Net Assets ...............................................................................................................................................................
$ 886,366

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 88,691
Shares of beneficial interest .........................................................................................................................................................
744
Additional paid-in capital ............................................................................................................................................................
796,931
Net Assets ...............................................................................................................................................................
$ 886,366
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ...........................................................................................................................................
$ 11.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.62
Class A — Net assets ........................................................................................................................................................... $ 6,881,402
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 578,977
Net asset value per share: Class C(#) ...........................................................................................................................................
$ 11.77
Class C — Net assets ........................................................................................................................................................... $ 1,018,786
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 86,582
Net asset value per share: Class M(#) ..........................................................................................................................................
$ 11.92
Class M — Net assets .......................................................................................................................................................... $ 295,941,709
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 24,834,839
Net asset value per share: Class S(#) ...........................................................................................................................................
$ 11.91
Class S — Net assets ............................................................................................................................................................ $ 582,524,079
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 48,898,328
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,606
(>)     Investments in affiliates, U.S. Cash Management Fund $ 25,482
(a)     Receivable from Broker for Futures $ 148
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 239
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 15,751
Dividends from affiliated funds ....................................................................................................................................... 591
Interest .............................................................................................................................................................................. 2
Total investment income ..............................................................................................................................................................
16,344
Expenses
Advisory fees ................................................................................................................................................................... 3,654
Administrative fees .......................................................................................................................................................... 208
Custodian fees .................................................................................................................................................................. 90
Distribution fees - Class A ............................................................................................................................................... 8
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 7
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 286
Transfer agent fees - Class S ............................................................................................................................................ 566
Professional fees .............................................................................................................................................................. 69
Registration fees ............................................................................................................................................................... 57
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 27
Miscellaneous .................................................................................................................................................................. 2 6
Expenses before reductions .............................................................................................................................................. 5,02 9
Expense reductions .......................................................................................................................................................... (51 6 )
Net expenses ................................................................................................................................................................................
4,513
Net investment income (loss) .......................................................................................................................................................
11,831
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (19,453)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (130)
Foreign currency exchange contracts ............................................................................................................................... (67)
Foreign currency-related transactions .............................................................................................................................. 182
Net realized gain (loss) ................................................................................................................................................................
(19,465)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $97) ............................................................ 59,756
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,412
Foreign currency exchange contracts ............................................................................................................................... (2)
Foreign currency-related transactions .............................................................................................................................. (64)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 61,103
Net realized and unrealized gain (loss) ........................................................................................................................................ 41,638
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 53,469

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,831 $ 23,149
Net realized gain (loss) ....................................................................................................................... (19,465) (21,200)
Net change in unrealized appreciation (depreciation) ........................................................................ 61,103 (105,678)
Net increase (decrease) in net assets from operations .............................................................................. 53,469 (103,729)
Distributions
To shareholders
Class A .......................................................................................................................................... (192) (97)
Class C .......................................................................................................................................... (23) (6)
Class M ......................................................................................................................................... (9,221) (5,465)
Class S .......................................................................................................................................... (17,846) (10,847)
Net decrease in net assets from distributions ............................................................................................ (27,282) (16,415)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 56,848 129,214
Total Net Increase (Decrease) in Net Assets ........................................................................
83,035 9,070
Net Assets
Beginning of period .................................................................................................................................. 803,331 794,261
End of period .............................................................................................................................................
$ 886,366 $ 803,331

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 241
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 54 $ 638 155 $ 1,961
Proceeds from reinvestment of distributions 16 192 8 97
Payments for shares redeemed (19) (229) (40) (502)
Net increase (decrease)
51 601 123 1,556
Class C
Proceeds from shares sold 21 247 42 510
Proceeds from reinvestment of distributions 2 23 —** 6
Payments for shares redeemed (9) (107) (10) (126)
Net increase (decrease)
14 163 32 390
Class M
Proceeds from shares sold 5,499 65,470 7,316 93,235
Proceeds from reinvestment of distributions 800 9,202 422 5,456
Payments for shares redeemed (3,578) (42,494) (4,824) (61,581)
Net increase (decrease)
2,721 32,178 2,914 37,110
Class S
Proceeds from shares sold 6,717 80,183 15,630 200,606
Proceeds from reinvestment of distributions 1,545 17,771 838 10,812
Payments for shares redeemed (6,195) (74,048) (9,614) (121,260)
Net increase (decrease)
2,067 23,906 6,854 90,158
Total increase (decrease)
4,853 $ 56,848 9,923 $ 129,214
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2023* 11.51 .15 .59 .74 (.36) (.36)
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(
Ʌ
) 10.00 .07 .33 .40 — —
Class C
April 30, 2023* 11.39 .10 .58 .68 (.30) (.30)
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(
Ʌ
) 10.00 .04 .33 .37 — —
Class M
April 30, 2023* 11.56 .17 .59 .76 (.40) (.40)
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(
Ʌ
) 10.00 .08 .33 .41 — —
Class S
April 30, 2023* 11.55 .16 .58 .74 (.38) (.38)
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(
Ʌ
) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 243
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
11.89 6.52 6,881 1.42 1.33 2.48 26
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
11.77 6.07 1,019 2.17 2.08 1.75 26
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
11.92 6.67 295,942 1.17 .98 2.82 26
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
11.91 6.56 582,524 1.17 1.08 2.72 26
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 548,965
Administrative fees 34,899
Distribution fees 1,995
Shareholder servicing fees 202
Transfer agent fees 120,173
Trustee fees 1,576
$ 707,810
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,046 $ 93,213 $ 85,781 $ 3 $ 1 $ 25,482 $ 591 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 736,038,808 $ 172,710,799 $ (28,374,924) $ 144,335,875

Opportunistic Credit Fund 245
Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,067.50 $ 1,019.69
Expenses Paid During Period* $ 5.28 $ 5.16
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,064.70 $ 1,015.97
Expenses Paid During Period* $ 9.11 $ 8.90
* Expenses are equal to the Fund's annualized expense ratio of 1.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.40 $ 1,021.17
Expenses Paid During Period* $ 3.75 $ 3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

246 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.20 $ 1,020.93
Expenses Paid During Period* $ 4.00 $ 3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,070.80 $ 1,021.32
Expenses Paid During Period* $ 3.59 $ 3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 247
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 91.3%
Asset-Backed Securities - 3.4%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 677 529
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 733 650
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 52
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 90 77
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 263 204
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 386 366
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 193 184
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 919 820
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 588 490
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 109 95
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,231 969
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 841 790
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 634 541
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 369 333
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 482 422
Marlette Funding Trust
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 874
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 465
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 187 174
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 72 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 244 207
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 275 224
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 686 554
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 408 323
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 203 186
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 329
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.360% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 955
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 968 907
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 360
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 478
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 530
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 836
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 395
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 380
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 775
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 391
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 496
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 535 493
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 591 457
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 329 266
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 810 660
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 427 386

See accompanying notes which are an integral part of the financial statements.
248 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 474 440
19,128
Corporate Bonds and Notes - 35.8%
3M Co.
2.000% due 02/14/25 202 193
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 441
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 298
5.125% due 03/01/30 (Þ) 851 704
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,248
8.250% due 04/15/31 (Þ) 338 346
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 643 524
Agilent Technologies, Inc.
2.300% due 03/12/31 267 225
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 158
Aircastle, Ltd.
4.250% due 06/15/26 233 221
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 291 281
3.500% due 03/15/29 (Þ) 359 318
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 309
Alliant Holdings Intermediate LLC /
Alliant Holdings Co-Issuer
6.750% due 10/15/27 (Þ) 489 456
6.750% due 04/15/28 (Þ) 819 818
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 267
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 221 214
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 452
Altria Group, Inc.
5.800% due 02/14/39 213 210
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 892 876
5.750% due 04/20/29 (Þ) 343 326
American Builders & Contractors
Supply Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 862
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 326 242
American Homes 4 Rent, LP
4.250% due 02/15/28 203 192
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apache Corp.
6.000% due 01/15/37 208 196
5.100% due 09/01/40 290 249
5.250% due 02/01/42 72 61
4.750% due 04/15/43 118 92
7.375% due 08/15/47 213 202
5.350% due 07/01/49 583 452
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 316 239
Apple, Inc.
2.500% due 02/09/25 219 212
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 337
Arconic Corp.
6.125% due 02/15/28 (Þ) 1,000 987
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 148
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 309
Ares Capital Corp.
3.250% due 07/15/25 156 145
AthenaHealth Group, Inc.
6.500% due 02/15/30 (Þ) 797 655
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 335
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 213 210
Avient Corp.
7.125% due 08/01/30 (Þ) 373 381
Avnet, Inc.
4.625% due 04/15/26 500 492
3.000% due 05/15/31 500 408
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 288 278
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 984 891
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 365
14.000% due 10/15/30 (Þ) 88 56
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 246 197
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 191 189
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 261 227
Berkshire Hathaway, Inc.
3.125% due 03/15/26 220 215
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 221

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 249
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
1.570% due 01/15/26 213 194
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 235 217
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 260
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 176
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,195 1,095
Boston Properties, LP
2.750% due 10/01/26 224 200
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 153
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 916
Series WI
4.750% due 12/01/27 344 332
Brandywine Operating Partnership, LP
3.950% due 11/15/27 262 200
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 277
Broadcom, Inc.
Series WI
3.150% due 11/15/25 199 191
Brown & Brown, Inc.
4.200% due 09/15/24 214 211
Buckeye Partners, LP
3.950% due 12/01/26 388 353
4.125% due 12/01/27 179 161
5.850% due 11/15/43 201 155
5.600% due 10/15/44 105 76
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 359
Bunge, Ltd.
1.630% due 08/17/25 209 193
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 139
7.000% due 02/15/30 (Þ) 209 211
Capital One Financial Corp.
4.250% due 04/30/25 200 194
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 202 186
Carnival Corp.
5.750% due 03/01/27 (Þ) 854 703
6.000% due 05/01/29 (Þ) 1,173 921
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 546
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 829
Carrier Global Corp.
Series WI
2.242% due 02/15/25 224 214
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Æ)(Ø)(Š) 475 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CBRE Services, Inc.
4.875% due 03/01/26 212 212
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 356 336
4.750% due 03/01/30 (Þ) 642 552
4.250% due 01/15/34 (Þ) 1,872 1,426
Series DMTN
5.000% due 02/01/28 (Þ) 321 297
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 240 218
Celanese US Holdings LLC
6.379% due 07/15/32 1,150 1,166
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 170 168
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 401
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 340
Chevron Corp.
1.554% due 05/11/25 225 213
0.687% due 08/12/25 234 215
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 580 514
6.125% due 04/01/30 (Þ) 340 242
5.250% due 05/15/30 (Þ) 200 167
4.750% due 02/15/31 (Þ) 419 338
Citizens Financial Group, Inc.
2.500% due 02/06/30 231 185
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 456 411
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 176
8.750% due 04/15/30 (Þ) 633 583
Coca-Cola Co. (The)
1.000% due 03/15/28 261 228
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 203
3.625% due 10/01/31 (Þ) 272 152
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 283
6.250% due 07/01/25 (Þ) 502 503
8.125% due 07/01/27 (Þ) 830 847
Comcast Corp.
3.375% due 02/15/25 197 193
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 189
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 300
ConAgra Foods, Inc.

See accompanying notes which are an integral part of the financial statements.
250 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 09/15/30 188 220
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 816
6.500% due 10/15/28 (Þ) 262 229
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 231
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 311 254
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 231 193
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 919
Covanta Holding Corp.
5.000% due 09/01/30 331 293
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 285
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,059
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 231
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 224 214
Crown Castle International Corp.
3.200% due 09/01/24 216 210
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 475
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 363
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 247
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 783 757
5.750% due 02/15/28 (Þ) 402 359
DaVita, Inc.
4.625% due 06/01/30 (Þ) 472 411
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 383 319
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 220 212
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,709
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 168
5.750% due 12/01/28 (Þ) 57 41
Series WI
5.875% due 11/15/24 214 177
7.750% due 07/01/26 892 515
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 07/01/28 225 113
5.125% due 06/01/29 218 101
DISH Network Corp.
11.750% due 11/15/27 (Þ) 453 428
Series NCd
3.375% due 08/15/26 389 183
Dollar General Corp.
4.250% due 09/20/24 220 218
DPL, Inc.
Series WI
4.350% due 04/15/29 148 133
DR Horton, Inc.
2.500% due 10/15/24 231 223
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 147
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 204
Elevance Health, Inc.
4.850% due 08/15/54 261 230
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 752 399
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 223
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 228
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.150% due 06/01/25 313 303
4.850% due 07/15/26 59 57
5.600% due 04/01/44 782 650
5.050% due 04/01/45 89 71
5.450% due 06/01/47 240 200
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 235
Enstar Group, Ltd.
4.950% due 06/01/29 231 219
Entegris, Inc.
4.750% due 04/15/29 (Þ) 711 661
5.950% due 06/15/30 (Þ) 1,227 1,166
Enterprise Products Operating LLC
3.750% due 02/15/25 196 193
EPR Properties Co.
4.750% due 12/15/26 207 188
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 59
6.500% due 07/01/27 (Þ) 558 544
4.500% due 01/15/29 (Þ) 217 184
7.500% due 06/01/30 (Þ) 313 304
4.750% due 01/15/31 (Þ) 195 160
Series 30Y
6.500% due 07/15/48 201 152
Essex Portfolio, LP

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 251
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 04/15/26 236 226
Exxon Mobil Corp.
2.992% due 03/19/25 218 212
FirstEnergy Corp.
2.050% due 03/01/25 61 58
Series B
3.900% due 07/15/27 1,361 1,324
2.250% due 09/01/30 58 48
Series C
7.375% due 11/15/31 65 74
4.850% due 07/15/47 45 42
3.400% due 03/01/50 374 262
Ford Holdings LLC
9.300% due 03/01/30 240 273
Ford Motor Co.
6.950% due 03/06/26 485 489
4.346% due 12/08/26 771 749
7.450% due 07/16/31 178 187
4.750% due 01/15/43 551 414
7.400% due 11/01/46 87 89
5.291% due 12/08/46 578 467
Ford Motor Credit Co. LLC
3.664% due 09/08/24 625 603
4.687% due 06/09/25 863 834
4.134% due 08/04/25 200 189
3.375% due 11/13/25 586 544
4.542% due 08/01/26 152 143
4.271% due 01/09/27 100 93
4.125% due 08/17/27 327 300
7.350% due 11/04/27 240 247
5.113% due 05/03/29 778 725
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 280
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 942 827
6.000% due 01/15/30 (Þ) 153 117
8.625% due 03/15/31 (Þ) 359 350
Series E
6.860% due 02/01/28 350 317
FS KKR Capital Corp.
4.125% due 02/01/25 198 188
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,333
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 336
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 763
General Dynamics Corp.
3.250% due 04/01/25 217 212
Genesis Energy, LP / Genesis Energy
Finance Corp.
6.500% due 10/01/25 711 696
8.000% due 01/15/27 367 366
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genworth Holdings, Inc.
6.500% due 06/15/34 416 370
Global Marine, Inc.
7.000% due 06/01/28 78 63
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 936
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 282 264
GLP Capital, LP / GLP Financing II,
Inc.
5.250% due 06/01/25 191 187
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 242 221
Golub Capital BDC, Inc.
2.500% due 08/24/26 226 195
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 487 274
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,000 870
Grand Canyon University
4.125% due 10/01/24 355 337
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 332
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 326
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 234
Gulfport Energy Corp.
8.000% due 05/17/26 357 358
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 172
H.B. Fuller Co.
4.000% due 02/15/27 106 100
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 232
Hanover Insurance Group, Inc. (The)
2.500% due 09/01/30 247 200
Harman International Industries, Inc.
4.150% due 05/15/25 194 192
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 947
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 309
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 521
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 352
HCA, Inc.
4.500% due 02/15/27 175 172
5.625% due 09/01/28 2,319 2,367
3.500% due 09/01/30 1,500 1,350
Hecla Mining Co.
7.250% due 02/15/28 750 750

See accompanying notes which are an integral part of the financial statements.
252 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hercules Capital, Inc.
3.375% due 01/20/27 251 217
High Ridge Brands Co.
8.875% due 03/15/25 (Æ)(Ø)(Š)(Þ) 970 —
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 544
5.750% due 02/01/29 (Þ) 194 181
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 343
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 270
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 234
Holdco LLC
6.625% due 10/15/29 (Þ) 457 394
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 316
Home Depot, Inc. (The)
3.000% due 04/01/26 222 216
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 321
Howmet Aerospace, Inc.
5.125% due 10/01/24 393 391
5.900% due 02/01/27 367 376
5.950% due 02/01/37 93 95
HSBC Holdings PLC
7.200% due 07/15/97 173 190
Humana, Inc.
8.150% due 06/15/38 188 235
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 257 184
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 220 215
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 829
6.250% due 05/15/26 888 874
5.250% due 05/15/27 792 746
iHeartCommunications, Inc.
8.375% due 05/01/27 384 253
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 250 225
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 248
Invitation Homes, Inc.
2.300% due 11/15/28 261 222
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 254
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 409
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 789
JB Hunt Transport Services, Inc.
3.875% due 03/01/26 228 223
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
5.500% due 01/15/30 (Þ) 668 638
Series 144a
3.625% due 01/15/32 (Þ) 653 548
JC Penney Corp., Inc.
7.400% due 04/01/37 (Æ)(Ø)(Š) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 651
Kellogg Co.
3.250% due 04/01/26 202 195
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 276
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 198 181
KeyCorp.
4.700% due 01/26/26 200 193
Keysight Technologies, Inc.
3.000% due 10/30/29 250 223
Kilroy Realty, LP
4.750% due 12/15/28 243 215
Kite Realty Group Trust
4.000% due 03/15/25 176 167
Kohl's Corp.
3.625% due 05/01/31 684 466
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 225 215
Kroger Co. (The)
3.500% due 02/01/26 221 216
L Brands, Inc.
6.950% due 03/01/33 140 124
6.750% due 07/01/36 152 135
Laboratory Corp. of America Holdings
3.250% due 09/01/24 214 209
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 236
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 331
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 327
Las Vegas Sands Corp.
3.200% due 08/08/24 472 457
2.900% due 06/25/25 773 732
3.500% due 08/18/26 91 86
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 952
Level 3 Financing, Inc.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 253
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.500% due 05/15/30 (Þ) 518 496
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 53
Life Storage, LP
4.000% due 06/15/29 237 222
Life Time, Inc.
8.000% due 04/15/26 (Þ) 398 396
Linde PLC
2.650% due 02/05/25 228 221
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 727
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 175 200
Lowe's Cos., Inc.
3.375% due 09/15/25 219 213
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 218
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 141
6.125% due 03/15/32 (Þ) 177 155
4.500% due 12/15/34 253 181
6.375% due 03/15/37 257 204
4.300% due 02/15/43 218 132
Magallanes, Inc.
4.054% due 03/15/29 (Þ) 1,000 926
Marriott International, Inc.
Series EE
5.750% due 05/01/25 188 190
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 194 190
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,750 1,620
Mattel, Inc.
6.200% due 10/01/40 114 107
5.450% due 11/01/41 61 54
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 1,017 1,032
9.250% due 04/15/27 (Þ) 807 766
McCormick & Co., Inc.
0.900% due 02/15/26 216 195
McDonald's Corp.
5.700% due 02/01/39 186 197
MGIC Investment Corp.
5.250% due 08/15/28 288 275
MGM Resorts International
5.500% due 04/15/27 480 470
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 349
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 790
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 850 761
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 551 550
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 53 36
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 270
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 417
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 218
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 171
3.875% due 11/15/30 (Þ) 360 318
3.875% due 05/15/32 (Þ) 750 643
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 197 190
Mondelez International, Inc.
1.500% due 05/04/25 229 215
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 239 225
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 314 275
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 263
MSCI, Inc.
4.000% due 11/15/29 (Þ) 231 208
Murphy Oil Corp.
6.375% due 07/15/28 272 271
7.050% due 05/01/29 107 109
4.750% due 09/15/29 317 294
5.875% due 12/01/42 545 467
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 571
7.375% due 05/15/27 (Þ) 766 743
7.500% due 01/15/28 (Þ) 213 194
Series WI
5.750% due 02/01/25 122 119
National Health Investors, Inc.
3.000% due 02/01/31 255 192
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 335
Navient Corp.
Series MTN
5.625% due 08/01/33 107 80
NCL Corp., Ltd.
5.875% due 03/15/26 (Þ) 571 492
Neiman Marcus Group, Inc.

See accompanying notes which are an integral part of the financial statements.
254 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 04/01/26 (Þ) 982 913
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 227 215
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 411
9.750% due 07/15/28 (Þ) 575 549
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 271
Newell Brands, Inc.
4.200% due 04/01/26 284 271
5.375% due 04/01/36 104 88
5.500% due 04/01/46 197 153
News Corp.
3.875% due 05/15/29 (Þ) 330 293
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27 227 219
NFP Corp.
7.500% due 10/01/30 (Þ) 317 311
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 770 738
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 174 193
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 1,146 1,010
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 276
Nordstrom, Inc.
4.000% due 03/15/27 102 88
4.375% due 04/01/30 102 80
5.000% due 01/15/44 1,037 648
Novelis Corp.
3.250% due 11/15/26 (Þ) 182 167
3.875% due 08/15/31 (Þ) 784 657
Occidental Petroleum Corp.
6.950% due 07/01/24 94 96
2.900% due 08/15/24 1,382 1,340
5.875% due 09/01/25 509 514
6.375% due 09/01/28 415 433
6.125% due 01/01/31 1,038 1,085
6.450% due 09/15/36 1,572 1,668
6.200% due 03/15/40 563 578
6.600% due 03/15/46 987 1,053
4.200% due 03/15/48 40 31
Office Properties Income Trust
2.650% due 06/15/26 85 59
3.450% due 10/15/31 163 84
Old Republic International Corp.
3.875% due 08/26/26 232 224
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 201
Series 144a
4.250% due 10/01/28 (Þ) 466 398
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 202 187
OneMain Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 03/15/26 585 570
Oracle Corp.
1.650% due 03/25/26 211 194
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 279
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 226 214
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 331
4.625% due 03/15/30 (Þ) 146 123
Owl Rock Capital Corp.
3.750% due 07/22/25 227 210
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 243 221
Patterson-UTI Energy, Inc.
5.150% due 11/15/29 183 163
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 69
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 198 192
Pentair PLC
5.900% due 07/15/32 500 516
PepsiCo, Inc.
2.750% due 04/30/25 221 214
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 357
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 93 84
4.900% due 12/15/44 140 102
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 945
7.750% due 02/25/29 (Þ) 1,000 986
PG&E Corp.
5.250% due 07/01/30 500 461
Pike Corp.
5.500% due 09/01/28 (Þ) 991 899
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 361 359
Polar US Borrower LLC / Schenectady
International Group, Inc.
6.750% due 05/15/26 (Þ) 387 235
PPG Industries, Inc.
1.200% due 03/15/26 215 195
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 199
5.000% due 10/01/29 (Þ) 800 678
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 707 666
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 328
Procter & Gamble Co. (The)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 255
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 08/15/34 175 198
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 693
Progress Energy, Inc.
7.750% due 03/01/31 135 158
Prospect Capital Corp.
3.364% due 11/15/26 251 211
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 274 262
Provident Funding Associates, LP / PFG
Finance Corp.
6.375% due 06/15/25 (Þ) 476 416
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 298
Radian Group, Inc.
4.500% due 10/01/24 237 229
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 691
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 607
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 795 811
Regions Financial Corp.
7.375% due 12/10/37 183 197
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 1,059 930
Republic Services, Inc.
3.375% due 11/15/27 226 218
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 182 146
4.625% due 04/06/31 (Þ) 101 79
Series REGS
4.625% due 04/16/29 (Þ) 318 255
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 310
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 161
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 223 214
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 263
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 578
6.875% due 04/15/40 (Þ) 150 131
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 282
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 486 446
5.375% due 07/15/27 (Þ) 508 451
11.625% due 08/15/27 (Þ) 482 513
7.500% due 10/15/27 222 210
3.700% due 03/15/28 618 502
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/01/28 (Þ) 327 288
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 304
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 225 188
Safeway, Inc.
7.250% due 02/01/31 452 457
Santander Holdings USA, Inc.
4.500% due 07/17/25 202 197
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 339
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 (Ñ) 357 309
Seagate HDD Cayman
4.750% due 01/01/25 239 232
4.875% due 06/01/27 276 264
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 336
6.875% due 07/15/33 (Þ) 200 212
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 121
Sensata Technologies Holding PLC
3.750% due 02/15/31 (Þ) 80 69
Service Properties Trust
4.500% due 03/15/25 145 135
7.500% due 09/15/25 375 367
4.750% due 10/01/26 147 127
4.950% due 02/15/27 147 125
5.500% due 12/15/27 186 163
3.950% due 01/15/28 170 133
4.950% due 10/01/29 109 83
4.375% due 02/15/30 225 167
Sherwin-Williams Co. (The)
3.450% due 06/01/27 201 193
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 287
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 562 503
3.875% due 09/01/31 (Þ) 627 474
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 255 225
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 620 520
4.875% due 11/15/31 (Þ) 826 667
Southwestern Energy Co.
4.750% due 02/01/32 121 107
Spectra Energy Partners, LP
3.375% due 10/15/26 201 192
Spirit AeroSystems, Inc.
4.600% due 06/15/28 422 358

See accompanying notes which are an integral part of the financial statements.
256 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Capital Corp.
6.875% due 11/15/28 1,372 1,479
8.750% due 03/15/32 1,045 1,277
Sprint Corp.
7.625% due 03/01/26 269 285
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 271
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 611
10.750% due 04/15/27 (Þ) 1,313 889
Starbucks Corp.
2.000% due 03/12/27 239 219
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 199
Series WI
4.750% due 03/15/25 121 114
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 303
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 136
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 533 517
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 194 200
Talen Energy Supply LLC
8.625% due 06/01/30 348 348
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 831 783
TCI Communications, Inc.
7.875% due 02/15/26 144 156
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 146
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 301
Tenet Healthcare Corp.
4.875% due 01/01/26 500 492
5.125% due 11/01/27 481 467
6.125% due 10/01/28 1,357 1,317
6.875% due 11/15/31 139 136
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 839 650
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 233
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 206 195
Thermo Fisher Scientific, Inc.
2.000% due 10/15/31 238 199
Time Warner Cable LLC
6.750% due 06/15/39 202 196
Time Warner Entertainment Co., LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 07/15/33 168 190
T-Mobile USA, Inc.
3.375% due 04/15/29 1,362 1,248
Series WI
1.500% due 02/15/26 238 218
Toledo Hospital (The)
Series B
5.325% due 11/15/28 185 162
TransDigm, Inc.
6.250% due 03/15/26 (Þ) 869 873
Series WI
6.375% due 06/15/26 682 681
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 38 37
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 193 197
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 479
7.500% due 01/15/26 (Þ) 202 186
8.000% due 02/01/27 (Þ) 112 99
8.750% due 02/15/30 (Þ) 735 742
7.500% due 04/15/31 308 237
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 675 691
12.750% due 12/31/28 (Þ) 444 455
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 377 382
Series WI
7.750% due 08/15/25 866 805
Twilio, Inc.
3.875% due 03/15/31 350 292
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 229
Union Pacific Corp.
2.750% due 03/01/26 236 227
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 176
Series 144a
4.375% due 04/15/26 (Þ) 187 179
United Parcel Service, Inc.
3.900% due 04/01/25 214 212
United Rentals NA, Inc.
3.875% due 11/15/27 304 285
3.875% due 02/15/31 445 392
United States Steel Corp.
6.650% due 06/01/37 109 103
United Technologies Corp.
3.125% due 05/04/27 238 227
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 215
6.500% due 02/15/29 (Þ) 362 219
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 269 259
Unum Group

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 257
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 08/15/42 237 221
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 355
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 341 305
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 212
4.125% due 08/15/31 (Þ) 567 502
3.875% due 11/01/33 (Þ) 470 396
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 881
Verizon Communications, Inc.
2.100% due 03/22/28 248 222
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 207 194
Viking Cruises, Ltd.
Series 144a
7.000% due 02/15/29 (Þ) 934 789
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,223
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 221 186
Walt Disney Co. (The)
3.700% due 03/23/27 221 217
Series GMTN
3.150% due 09/17/25 220 214
Weatherford International, Ltd.
6.500% due 09/15/28 (Æ)(Ø)(Þ) 23 23
8.625% due 04/30/30 (Æ)(Ø)(Þ) 1,655 1,686
Webster Financial Corp.
4.100% due 03/25/29 203 184
Western Digital Corp.
2.850% due 02/01/29 18 14
Western Midstream Operating, LP
5.450% due 04/01/44 215 187
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 193 192
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 278
World Acceptance Corp.
7.000% due 11/01/26 (Ñ)(Þ) 298 242
WW Grainger, Inc.
1.850% due 02/15/25 202 193
Xerox Corp.
6.750% due 12/15/39 118 90
XPO CNW, Inc.
6.700% due 05/01/34 251 230
Yum! Brands, Inc.
3.625% due 03/15/31 458 405
6.875% due 11/15/37 207 220
Zayo Group Holdings, Inc.
6.125% due 03/01/28 (Þ) 379 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
201,032
International Debt - 25.8%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 419
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 255 252
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 267
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 194 188
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 559 477
3.125% due 09/30/49 (Þ) 477 359
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 504
4.696% due 04/24/33 (Þ) 200 203
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ)(Þ) 602 600
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 172 167
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 257 223
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 1,057 803
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 695
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 225
Altice France Holding SA
6.000% due 02/15/28 (Þ) 262 161
5.125% due 07/15/29 (Þ) 324 240
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 805 665
Apidos CLO XXXI
Series 2021-31A Class CR
7.160% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,080
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,476
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 (Þ) EUR 650 635
4.750% due 07/15/27 (Þ) GBP 100 100
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 2,350 586

See accompanying notes which are an integral part of the financial statements.
258 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Armenia Republic Government
International Bond
Series REGS
3.600% due 02/02/31 (Þ) 200 157
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 842 790
5.500% due 08/11/32 (Þ) 838 828
AstraZeneca PLC
3.375% due 11/16/25 216 211
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 257
Avation Capital SA
6.500% due 10/31/26 (Þ) 312 271
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 735 666
Bahrain Government International Bond
7.750% due 04/18/35 (Þ) 233 235
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 207 186
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 291 294
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 713 640
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 232 220
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 213 213
Bancolombia SA
3.000% due 01/29/25 229 216
Bank of Ireland Group PLC
6.253% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.650%)(Ê)(Þ) 194 195
Bank of Montreal
3.700% due 06/07/25 216 210
Bank of Nova Scotia (The)
0.650% due 07/31/24 236 223
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 200 102
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 214
Bayer US Finance II LLC
3.375% due 10/08/24 (Þ) 218 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
7.400% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 478
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 947
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 216 213
BNP Paribas SA
4.625% due 03/13/27 (Þ) 194 189
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 112
Bombardier, Inc.
7.125% due 06/15/26 (Þ) 555 553
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 (Þ) EUR 910 989
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 214 205
Brazilian Government International
Bond
2.875% due 06/06/25 651 623
6.000% due 10/20/33 697 685
4.750% due 01/14/50 316 232
Brookfield Finance, Inc.
4.700% due 09/20/47 236 205
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 295
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 619
Canadian National Railway Co.
6.900% due 07/15/28 191 214
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 197 199
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 228
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 483
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 943
Carnival Corp.
1.000% due 10/28/29 EUR 300 167
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 268
CBB International Sukuk Programme
Company
6.250% due 10/18/30 (Þ) 331 335
Series REGS
3.875% due 05/18/29 (Þ) 1,581 1,424

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 259
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 238
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 217 214
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 800 704
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 367
Chile Government International Bond
2.550% due 07/27/33 1,453 1,216
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 987 905
CI Financial Corp.
3.200% due 12/17/30 285 212
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.548% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 481
CIFC LLC
Series 2021-2A Class CR
7.360% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 951
Colombia Government International
Bond
8.000% due 04/20/33 1,077 1,074
7.500% due 02/02/34 617 591
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 810
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 364 338
Series 144a
5.625% due 10/15/28 (Þ) 995 875
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 380
Corp. Nacional del Cobre de Chile
5.125% due 02/02/33 (Þ) 682 690
Series REGS
3.150% due 01/15/51 (Þ) 837 584
Costa Rica Government International
Bond
6.550% due 04/03/34 (Þ) 1,123 1,142
Credit Agricole SA
3.250% due 10/04/24 (Þ) 219 212
4.375% due 03/17/25 (Þ) 222 216
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 203 192
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 253 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
4.500% due 04/01/25 235 220
Series 1254
4.100% due 01/13/26 196 185
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ) 942 349
DNB Bank ASA
0.856% due 09/30/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.330%)(Ê)(Þ) 206 193
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 700 711
Series REGS
4.500% due 01/30/30 (Þ) 358 316
6.000% due 02/22/33 (Þ) 619 577
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 465
Ecopetrol SA
8.875% due 01/13/33 185 179
7.375% due 09/18/43 887 714
5.875% due 05/28/45 1 1
5.875% due 11/02/51 120 76
Ecuador Government International
Bond
Series REGS
3.500% due 07/31/30 (~)(Ê)(Þ) 1,204 440
6.000% due 07/31/35 (~)(Ê)(Þ) 322 170
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,639 917
Egyptian Financial Co. for Sovereign
Taskeek (The)
10.875% due 02/28/26 (Þ) 488 401
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 224 218
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 450 244
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)
(ƒ)(Þ) 656 648
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 518
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 538 415
Enbridge, Inc.
3.700% due 07/15/27 167 160

See accompanying notes which are an integral part of the financial statements.
260 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 250 217
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 305 270
Series REGS
7.125% due 02/11/25 (Þ) 355 346
8.450% due 08/10/28 (Þ) 616 589
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 243
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 300 244
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 195 192
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 316 265
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 237 201
Finance Department Government of
Sharjah
6.500% due 11/23/32 (Þ) 200 207
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 175
6.875% due 03/01/26 (Þ) 366 359
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 300 317
4.535% due 03/06/25 GBP 200 240
2.330% due 11/25/25 EUR 2,242 2,297
2.386% due 02/17/26 EUR 525 536
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 460 400
Franshion Brilliant, Ltd.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ)(Þ) 488 478
Fresenius Medical Care US Finance
II, Inc.
4.750% due 10/15/24 (Þ) 189 186
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 255 201
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 168
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 959 786
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 800
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 585 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 426
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 170
Series REGS
8.625% due 04/07/34 (~)(Æ)(Ê)(Þ)
(Ø) 930 343
7.875% due 02/11/35 (~)(Ê)(Þ) 200 74
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,060 1,839
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 268
Greenland Global Investment, Ltd.
6.125% due 04/22/25 (Þ) 802 233
5.875% due 07/03/26 (Þ) 457 105
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 (Þ) 498 485
Hana Bank
4.375% due 09/30/24 (Þ) 192 189
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 914
HSBC Holdings PLC
6.500% due 05/02/36 184 189
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 173
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 234 242
6.750% due 09/25/52 (Þ) 200 208
Series REGS
2.125% due 09/22/31 (Þ) 392 305
3.125% due 09/21/51 (Þ) 347 214
Indonesia Government International
Bond
4.550% due 01/11/28 318 319
3.550% due 03/31/32 1,377 1,279
5.650% due 01/11/53 200 210
Series REGS
4.625% due 04/15/43 (Þ) 525 499
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 209 190
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 961 793
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 245 216
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 17 16
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 (Þ) 200 189
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 581 564

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 192
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 374
Israel Government International Bond
4.500% due 01/17/33 326 325
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 258
Ivory Coast Government International
Bond
Series REGS
6.125% due 06/15/33 (Þ) 200 169
JDE Peet's NV
0.800% due 09/24/24 (Þ) 231 216
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 172
Series REGS
5.850% due 07/07/30 (Þ) 202 181
7.375% due 10/10/47 (Þ) 293 247
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 764 699
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 (Þ) 216 171
KCA Deutag UK Finance PLC
Series IAI
13.443% due 12/01/25 (SOFR +
9.000%)(Ê) 147 146
15.000% due 12/01/27 92 91
Series REGS
9.875% due 12/01/25 (Þ) 293 292
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 (~)(Ê)(Þ) 1,322 280
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 470
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 475
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 500 29
Series REGS
6.650% due 11/03/28 (Þ) 910 52
Lloyds Banking Group PLC
4.650% due 03/24/26 181 174
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magyar Export-Import Bank
6.125% due 12/04/27 (Þ) 283 284
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 103
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 172
4.625% due 03/01/30 (Þ) 627 549
MDGH GMTN RSC, Ltd.
5.500% due 04/28/33 (Þ) 350 378
Methanex Corp.
5.250% due 12/15/29 374 351
Mexico City Airport Trust
Series REGS
5.500% due 10/31/46 (Þ) 380 296
5.500% due 07/31/47 (Þ) 225 175
Mexico Government International Bond
2.659% due 05/24/31 1,270 1,072
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 200 165
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 532 545
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 410 344
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 330 343
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 194
NatWest Group PLC
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 237 224
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 238 218
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.200% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 475
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 590 479
7.375% due 09/28/33 (Þ) 687 474
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 1,607 1,503
4.345% due 09/17/27 (Þ) 631 578
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 236
Nokia OYJ

See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 06/12/27 310 294
Nomura Holdings, Inc.
1.653% due 07/14/26 246 218
Novartis Capital Corp.
1.750% due 02/14/25 202 193
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 95
Nutrien, Ltd.
5.900% due 11/07/24 216 219
Oaktree CLO, Ltd.
8.510% due 07/15/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,000 910
Series 2021-1A Class ER
11.770% due 07/15/34 (USD 3
Month LIBOR + 6.510%)(Ê)(Þ) 250 230
OCP CLO, Ltd.
Series 2022-24A Class C
7.599% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 478
OCP SA
Series REGS
4.500% due 10/22/25 (Þ) 343 333
6.875% due 04/25/44 (Þ) 326 300
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 239
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 474
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 832 851
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) EUR 170 137
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 950 1,001
6.250% due 01/25/31 (Þ) 366 378
7.000% due 01/25/51 (Þ) 289 286
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 516 500
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 384 372
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 323
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 341 291
OQ SAOC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 05/06/28 (Þ) 645 618
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 190 143
Pakistan Government International
Bond
Series REGS
8.250% due 09/30/25 (Þ) 200 82
6.875% due 12/05/27 (Þ) 500 175
7.375% due 04/08/31 (Þ) 256 86
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 1,537 492
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,202
Panama Government International Bond
6.400% due 02/14/35 2,070 2,189
6.853% due 03/28/54 200 209
Panasonic Corp.
2.679% due 07/19/24 (Þ) 219 212
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 (Þ) 589 474
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 240
Peruvian Government International
Bond
2.783% due 01/23/31 804 696
3.300% due 03/11/41 209 161
3.230% due 07/28/21 500 304
Petrobras Global Finance BV
6.850% due 06/05/15 918 804
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 1,000 33
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 8,000 260
6.000% due 11/15/26 (Æ)(Ø)(Þ) 3,986 114
5.500% due 04/12/37 (Æ)(Ø)(Þ) 2,150 70
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,588 1,007
Petroleos Mexicanos
10.000% due 02/07/33 (Þ) 39 36
6.625% due 06/15/38 2,450 1,629
Series REGS
10.000% due 02/07/33 (Þ) 146 136
6.625% due 09/29/49 (Þ) 1,328 815
Series WI
6.700% due 02/16/32 118 91
6.750% due 09/21/47 1,050 647
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 2,499 2,139

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.550% due 04/21/50 (Þ) 380 355
Philippine Government International
Bond
5.170% due 10/13/27 210 217
1.950% due 01/06/32 1,485 1,226
5.000% due 07/17/33 200 206
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 (Þ) 607 628
Prosus NV
3.680% due 01/21/30 (Þ) 254 216
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 391
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 324 331
3.750% due 04/16/30 (Þ) 393 388
4.817% due 03/14/49 (Þ) 474 469
4.400% due 04/16/50 (Þ) 383 359
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 1,683 1,449
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 494
Rakuten Group, Inc.
10.250% due 11/30/24 (Þ) 408 396
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 216 212
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 534 465
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 550 442
Republic of Poland Government
International Bond
5.500% due 11/16/27 216 226
5.750% due 11/16/32 275 298
4.875% due 10/04/33 81 82
5.500% due 04/04/53 546 565
Republic of South Africa Government
International Bond
5.875% due 04/20/32 933 846
5.750% due 09/30/49 200 143
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 162
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 562 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 434 464
7.625% due 01/17/53 (Þ) 244 263
Series REGS
5.250% due 11/25/27 (Þ) 314 311
4.000% due 02/14/51 (Þ) 236 163
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 627 559
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 (Þ) 445 432
Sands China, Ltd.
Series WI
5.125% due 08/08/25 298 292
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 236 223
Series REGS
4.250% due 04/16/39 (Þ) 619 567
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 501 512
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 418 425
5.000% due 01/18/53 (Þ) 868 821
Series REGS
4.375% due 04/16/29 (Þ) 893 899
Seagate HDD Cayman
5.750% due 12/01/34 135 120
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 535
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 167
Serbia Government International Bond
6.500% due 09/26/33 (Þ) 209 212
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 241
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 366 439
Sky, Ltd.
3.750% due 09/16/24 (Þ) 215 211
Societe Generale SA
4.250% due 04/14/25 (Þ) 229 218
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 195 191
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 483
Southern Copper Corp.

See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 04/23/25 218 214
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 1,064 349
Standard Chartered PLC
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 399
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 353 341
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 531 550
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,717 1,521
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 500
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 472
Tacora Resources, Inc.
8.250% due 05/15/26 (Þ) 399 304
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 929 834
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 285
Telecom Italia Capital SA
6.375% due 11/15/33 463 414
6.000% due 09/30/34 258 220
7.200% due 07/18/36 241 218
7.721% due 06/04/38 451 422
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 798 698
TMS Issuer SARL
5.780% due 08/23/32 (Þ) 294 308
Toronto-Dominion Bank (The)
Series FXD
1.450% due 01/10/25 227 214
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 361
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 456
Triton Container International, Ltd.
3.250% due 03/15/32 243 191
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 411 355
TSMC Arizona Corp.
1.750% due 10/25/26 251 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 244 222
Turkey Government International Bond
9.125% due 07/13/30 689 688
5.950% due 01/15/31 980 823
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 481 479
Series REGS
6.125% due 05/03/24 (Þ) 427 416
5.750% due 07/06/26 (Þ) 449 405
UBS Group AG
0.700% due 08/09/24 (Þ) 228 214
Ukraine Government International
Bond
Series GDp
0.750% due 08/01/41 (~)(Ê)(Þ) 195 50
Series REGS
7.253% due 03/15/35 (~)(Ê)(Þ) 2,700 443
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê)(Þ) 652 124
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 243 221
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 196
Uruguay Government International
Bond
5.750% due 10/28/34 926 1,028
4.975% due 04/20/55 341 342
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 (Þ) 700 649
Vale Overseas, Ltd.
6.250% due 08/10/26 203 210
Venture 33 CLO, Ltd.
7.540% due 07/15/31 (USD 3 Month
LIBOR + 2.280%)(Ê)(Þ) 1,000 944
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(ƒ)(Ø)(Š)(Þ) 714 —
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 222 210
West Fraser Timber Co., Ltd.
4.350% due 10/15/24 (Þ) 216 211
Yara International ASA
4.750% due 06/01/28 (Þ) 226 217
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 29 27
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 07/21/27 (Þ) 250 180
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Æ)(Ê)(ƒ)
(Ø)(Þ) 269 116
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 290 283
144,866
Mortgage-Backed Securities - 12.6%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 100 95
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 759
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 94
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,566 116
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 519
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,944 131
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 619
BX Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 186 174
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 1,000 942
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 470
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,422
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,732 501
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 78 71
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 501 450
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 135 123
CHNGE Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 391 353
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 220 208
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 50 48
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 783 617
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 389 306
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (Ê)(Þ)(~) 409 371
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 74
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 176
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 275
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,233 97
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 588 463
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 508 401
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 137
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 657
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,310
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 675
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 82
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 788
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 818
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 701 665
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 194 179
Series 2022-2 Class A1

See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.299% due 04/25/67 (~)(Ê)(Þ) 464 449
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 81 81
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,142
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 158 158
Series 2022-R05 Class 2M2
3.289% due 04/25/42 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 300 297
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,101
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 137 122
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 451 425
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 92 84
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA1 Class B1
2.450% due 01/25/50 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 250 245
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 247 251
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 957 949
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 989 963
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,182
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,000 1,017
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ) 1,450 1,055
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 15,025 36
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 10
Series 2019-KG01 Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 05/25/29 (Þ) 400 228
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,089 17
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Þ) 200 167
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 (Þ) 1,500 1,029
2.420% due 09/27/51 (~)(Ê)(Þ) 415 300
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 560
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 820
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,000
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 566
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 266
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 245
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 156
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 266
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 384 321
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 662
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 466
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 433 308
Series 2022-FRR3 Class BK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 472 280
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 215
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 203
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 304 206
Series 2022-FRR3 Class CK71

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.411% due 01/29/52 (~)(Ê)(Þ) 212 146
Series 2022-FRR3 Class CK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 247 138
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 210
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 199 171
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 198
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ) 3,000 1,370
Series 2022-FRR3 Class EK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 132 111
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 75 53
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 3,670 159
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 914 814
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 918 773
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 925 731
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 825 651
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 381 272
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 595
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 860 679
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,056 835
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 482 347
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 487
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 465 448
JPMorgan Commercial Mortgage
Securities Trust
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 242
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 56
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 496
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,594 40
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 264
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 851
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 634 599
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 81 74
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 795 676
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 262 240
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 32 30
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 27 26
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 367 299
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 65 59
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 663 613
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 72 69
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 162 146
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 364 328
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 423 368
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 183 159
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 321 253
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 236 186
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 469 386
KIND Trust
Series 2021-KIND Class D
6.759% due 08/15/38 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 258 240
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 897 820
MHP
Series 2021-STOR Class F

See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 467
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 207
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 394
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 190
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,441 80
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 242
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,238 361
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,524 175
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,504 102
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 103
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 120 108
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 979
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 488 467
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 213 185
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 245
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,098
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 969
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,448
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Þ) 450 337
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ) 560 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR1 Class CK64
Principal Only STRIPS
0.000% due 03/01/50 (Þ) 530 362
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 60 54
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 943 862
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 59 57
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 512 405
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,297
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,130
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 808 637
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 658
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 545 458
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 271 255
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 200 169
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,772 50
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,915 200
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 243
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,057 146
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 21 18
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 174 148
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 235 201

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 767 607
WFRBS Commercial Mortgage Trust
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,672
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 159 126
70,439
Non-US Bonds - 13.7%
Accor SA
1.750% due 02/04/26 (Þ) EUR 800 848
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.252%)(Ê)(ƒ)(Þ) EUR 800 805
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.561%)(Ê)(ƒ)(Þ) EUR 200 214
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 (Þ) EUR 600 620
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 (Þ) EUR 335 339
Altice Finco SA
Series REGS
4.750% due 01/15/28 (Þ) EUR 400 314
Altice France Holding SA
Series REGS
2.500% due 01/15/25 (Þ) EUR 200 204
2.125% due 02/15/25 (Þ) EUR 200 202
ams AG
2.125% due 11/03/27 (Þ) EUR 1,000 744
Anarafe SL
Series REGS
14.765% due 03/31/26 (~)(Ê)(Þ) EUR 496 312
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 (Þ) EUR 160 152
8.177% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 200 214
Atlantia SpA
1.625% due 02/03/25 (Þ) EUR 200 208
1.875% due 07/13/27 (Þ) EUR 400 386
Atos SE
1.750% due 05/07/25 (Þ) EUR 200 194
2.500% due 11/07/28 (Þ) EUR 900 734
1.000% due 11/12/29 (Þ) EUR 400 291
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 (Þ) EUR 200 178
Atrium Finance, Ltd.
2.625% due 09/05/27 (Þ) EUR 500 386
Azelis Finance NV
Series REGS
5.750% due 03/15/28 (Þ) EUR 200 221
Azzurra Aeroporti SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 05/30/24 (Þ) EUR 200 214
2.625% due 05/30/27 (Þ) EUR 800 778
Banco de Sabadell SA
1.750% due 05/10/24 (Þ) EUR 500 534
1.125% due 03/27/25 (Þ) EUR 500 511
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 1,000 1,072
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.550%)(Ê)(Þ) EUR 720 770
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê)(Þ) EUR 1,600 1,635
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 600 569
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 400 401
Canary Wharf Group Investment
Holdings PLC
Series REGS
2.625% due 04/23/25 (Þ) GBP 460 476
Castor SpA
Series REGS
8.207% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 238 247
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê)(Þ) GBP 200 237
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 300 288
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 550 541
6.250% due 04/01/28 (Þ) GBP 400 432
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 687 735
Series eMTN
4.000% due 03/30/27 (Þ) EUR 514 550
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 460 439
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 210 247
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 178
5.876% due 08/28/27 (Þ) GBP 140 174
6.136% due 08/28/31 (Þ) GBP 140 174
Series REGS
4.875% due 08/28/25 (Þ) GBP 275 325

See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 761
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 284
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 369
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 475 427
Dufry One BV
0.750% due 03/30/26 (Þ) CHF 200 198
3.625% due 04/15/26 (Þ) CHF 600 634
3.375% due 04/15/28 (Þ) EUR 150 146
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê)(Þ) EUR 300 300
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 300 304
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 400 347
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 600 541
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 653
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 3.436%)(Ê)(ƒ)(Þ) EUR 400 421
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 223
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 700 725
EP Infrastructure
1.698% due 07/30/26 (Þ) EUR 1,000 941
2.045% due 10/09/28 (Þ) EUR 600 520
1.816% due 03/02/31 (Þ) EUR 600 468
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 360 366
Explorer II AS
3.375% due 02/24/25 EUR 450 450
Faurecia SE
7.250% due 06/15/26 (Þ) EUR 300 342
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 (Þ) GBP 300 340
GKN Holdings PLC
4.625% due 05/12/32 (Þ) GBP 300 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 285 243
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 400 447
Iliad SA
5.625% due 02/15/30 (Þ) EUR 400 421
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 (Þ) EUR 439 414
INEOS Finance PLC
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 109
INEOS Quattro Finance 2 PLC
Series REGS
2.500% due 01/15/26 (Þ) EUR 500 496
International Consolidated Airlines
Group SA
1.500% due 07/04/27 (Þ) EUR 700 636
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 850 922
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ)(Þ) EUR 800 845
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 975 925
Leonardo SpA
4.875% due 03/24/25 EUR 400 447
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 550 507
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 465 475
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 285
Marcolin SpA
Series REGS
6.125% due 11/15/26 (Þ) EUR 300 274
Marks & Spencer PLC
4.750% due 06/12/25 (Þ) GBP 412 511
3.250% due 07/10/27 (Þ) GBP 200 225
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 345 382
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 (Þ) EUR 300 289
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê)(Þ) GBP 100 122

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.141%)(Ê)(Þ) EUR 800 830
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 1,225 1,139
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 (Þ) EUR 500 526
Nissan Motor Co., Ltd.
Series REGS
2.652% due 03/17/26 (Þ) EUR 540 559
3.201% due 09/17/28 (Þ) EUR 500 496
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 350 332
Ocado Group PLC
0.875% due 12/09/25 (Þ) GBP 900 882
Series REGS
3.875% due 10/08/26 (Þ) GBP 300 277
Parts Europe SA
Series REGS
7.200% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 250 273
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 711
6.625% due 01/16/34 GBP 300 326
Petroleos Mexicanos
3.625% due 11/24/25 (Þ) EUR 100 100
4.875% due 02/21/28 (Þ) EUR 100 92
Series 10.7
4.750% due 02/26/29 (Þ) EUR 2,200 1,908
Series REGS
5.500% due 02/24/25 (Þ) EUR 100 110
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 (Þ) GBP 950 1,118
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 535 540
Renault SA
1.250% due 06/24/25 (Þ) EUR 1,000 1,024
1.000% due 11/28/25 (Þ) EUR 430 439
2.000% due 09/28/26 (Þ) EUR 200 197
1.125% due 10/04/27 (Þ) EUR 600 539
Rolls-Royce PLC
0.875% due 05/09/24 (Þ) EUR 1,070 1,135
3.375% due 06/18/26 GBP 600 681
1.625% due 05/09/28 (Þ) EUR 340 311
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê)(Þ) EUR 130 137
RZD Capital PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ)(Þ) EUR 721 725
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 720 748
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 1,126 1,000
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 (Þ) EUR 250 239
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø)(Þ) EUR 242 250
Tele Columbus AG
Series REGS
3.875% due 05/02/25 (Þ) EUR 600 434
Telecom Italia SpA
7.750% due 01/24/33 EUR 689 803
5.250% due 03/17/55 EUR 300 265
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 300 280
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 400 426
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 275
Teollisuuden Voima OYJ
2.125% due 02/04/25 (Þ) EUR 740 790
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 (Þ) EUR 650 677
1.625% due 10/15/28 (Þ) EUR 1,105 931
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 667 562
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,078 3,238
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 122
UniCredit SpA
2.000% due 09/23/29 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.400%)(Ê)(Þ) EUR 900 919
United Group BV
Series REGS

See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/15/27 (Þ) EUR 300 259
3.625% due 02/15/28 (Þ) EUR 300 250
4.625% due 08/15/28 (Þ) EUR 300 254
Valeo SA
1.625% due 03/18/26 (Þ) EUR 200 205
Series EMTn
1.500% due 06/18/25 (Þ) EUR 400 417
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 275 302
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 925 821
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 350 360
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
4.750% due 09/15/24 (Þ) GBP 600 736
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 300 305
4.500% due 07/15/31 (Þ) GBP 250 245
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 770 774
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 722 861
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 850 761
Volkswagen Group of America Finance
LLC
4.625% due 03/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 2.967%)(Ê)(ƒ)(Þ) EUR 700 735
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 95
Wintershall Dea Finance 2 BV
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 500 417
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 1,300 1,257
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 800 802
2.500% due 10/23/27 (Þ) EUR 600 575
3.000% due 10/23/29 (Þ) EUR 700 644
ZF NA Capital, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 09/21/28 (Þ) EUR 300 294
76,883
Total Long-Term Fixed Income
Investments
(cost $573,762) 512,348
Common Stocks - 1.0%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
188
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,329
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,128
Producer Durables - 0.4%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL(Æ)(Š) 2,318
—
Kelly Topco, Ltd.(Æ) 2,574
145
Real Alloy(Æ)(Š) 39
2,263
2,408
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $6,135) 5,724
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
2025 Warrants 675 36
Total Warrants and Rights
(cost $—) 36
Short-Term Investments - 5.0%
China Government International Bond
3.250% due 10/19/23 (Þ) 394 392
Commerzbank AG

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 09/19/23 (Þ) 155 153
Education Management LLC Term
Loan B
0.000% due 07/02/23 (USD 3 Month
LIBOR  + 8.500%)(Æ)(Ê)(v) 284 —
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 (Þ) 200 197
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 401 398
Oschadbank Via SSB #1 PLC
11.996% due 01/19/24 (USD 6
Month LIBOR + 6.875%)(Ê)(Þ) 350 116
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (Æ)(Ê)(Ø)
(Þ)(~) 675 366
Seagate HDD Cayman
4.750% due 06/01/23(ç) 200 200
Service Properties Trust
4.650% due 03/15/24 273 267
Sprint Corp.
Series WI
7.875% due 09/15/23 679 685
U.S. Cash Management Fund(@) 25,284,391(∞) 25,277
Total Short-Term Investments
(cost $29,076) 28,051
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 493,173 (∞
)
493
Total Other Securities
(cost $493) 493
Total Investments - 97.4%
(identified cost $609,763) 546,652
Other Assets and Liabilities,
Net - 2.6%
14,355
Net Assets - 100.0%
561,007

See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
68.7%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.89 470
419
1375209 BC, Ltd. 11/18/20 255,000 99.77 254
252
180 Medical, Inc. 09/30/21 300,000 100.00 300
267
ABN AMRO Bank NV 07/08/20 194,000 107.23 208
188
Abu Dhabi Government International Bond 09/21/22 559,000 83.28 466
477
Abu Dhabi Government International Bond 11/02/22 477,000 71.42 341
359
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.40 503
504
Abu Dhabi National Energy Co. PJSC 04/17/23 200,000 100.00 200
203
Accor SA 06/29/22 EUR 200,000 92.88 186
214
Accor SA 01/20/23 EUR 800,000 99.22 794
805
Accor SA 01/30/23 EUR 800,000 105.70 846
848
ACE Securities Corp. Mortgage Loan Trust 02/23/21 676,994 98.26 665
529
ACS Actividades de Construccion y Servicios SA 03/29/21 EUR 600,000 115.72 694
620
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
441
AdaptHealth LLC 01/28/21 368,000 102.04 375
298
AdaptHealth LLC 08/12/21 851,000 99.68 848
704
ADIB Capital Invest 2, Ltd. 07/21/21 602,000 107.61 648
600
Adient Global Holdings Co. 11/08/21 1,299,000 101.29 1,316
1,248
Adient Global Holdings Co. 02/28/23 338,000 100.00 338
346
AES Panama Generation Holdings SRL 07/06/22 257,000 87.36 225
223
African Export-Import Bank (The) 07/26/22 643,000 82.00 527
524
Agua y Saneamientos Argentinos SA 10/16/19 1,056,612 86.06 909
803
AHP Health Partners, Inc. 08/16/21 186,000 100.71 187
158
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 96.66 281
281
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 359,000 88.33 317
318
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
695
Albion Finance, Ltd. 10/15/21 EUR 335,000 116.03 389
339
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.86 231
225
Alliance Data Systems Corp. 11/30/20 350,000 98.39 344
309
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 11/09/22 489,000 91.16 446
456
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 02/06/23 819,000 100.00 819
818
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.73 276
267
Alta Equipment Group, Inc. 03/24/21 490,000 101.43 497
452
Altice Finco SA 01/06/21 EUR 400,000 120.87 483
314
Altice France Holding SA 04/20/22 324,000 89.09 289
240
Altice France Holding SA 04/25/22 262,000 85.62 224
161
Altice France Holding SA 06/28/22 EUR 200,000 95.71 191
202
Altice France Holding SA 07/04/22 EUR 200,000 95.68 191
204
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
326
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
876
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 83.62 836
862
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.61 325
242
ams AG 03/12/21 EUR 1,000,000 117.29 1,173
744
Anarafe SL 01/12/22 EUR 496,252 132.75 659
312
Angolan Government International Bond 01/19/23 805,000 88.85 715
665
APCOA Parking Holdings GmbH 07/14/21 EUR 160,000 118.35 189
152
APCOA Parking Holdings GmbH 11/09/21 EUR 200,000 115.85 232
214
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,080
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,476
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 98.09 310
239
Aramark Services, Inc. 01/28/21 354,000 103.14 365
337
Arconic Corp. 05/11/22 1,000,000 96.78 968
987
Arcosa, Inc. 03/31/21 162,000 100.00 162
148
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 102.77 371
309
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 04/28/22 EUR 650,000 86.88 578
635
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 06/16/22 GBP 100,000 97.78 98
100
Armenia Republic Government International Bond 12/06/22 200,000 81.11 162
157
Arroyo Mortgage Trust 05/12/20 100,250 97.16 97
95
Ashtead Capital, Inc. 06/30/22 842,000 92.83 782
790
Ashtead Capital, Inc. 08/04/22 838,000 94.97 796
828
AthenaHealth Group, Inc. 01/05/23 797,000 80.12 639
655
Atlantia SpA 12/17/21 EUR 400,000 103.93 416
386
Atlantia SpA 04/19/23 EUR 200,000 104.66 209
208
Atos SE 08/02/22 EUR 900,000 74.40 670
734

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Atos SE 08/02/22 EUR 200,000 87.60 175
194
Atos SE 10/31/22 EUR 400,000 60.12 240
291
Atrium European Real Estate, Ltd. 05/17/22 EUR 200,000 102.82 206
178
Atrium Finance, Ltd. 11/01/22 EUR 500,000 74.02 370
386
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.32 291
257
Avantor, Inc. 01/28/21 358,000 103.62 371
335
Avation Capital SA 07/06/21 312,432 87.95 275
271
Aviation Capital Group LLC 06/02/22 213,000 100.99 215
210
Avient Corp. 07/27/22 373,000 100.00 373
381
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 103.59 298
278
Axian Telecom 03/08/23 735,000 92.56 680
666
Azelis Finance NV 03/08/23 EUR 200,000 105.47 211
221
Azzurra Aeroporti SpA 11/27/20 EUR 200,000 120.41 241
214
Azzurra Aeroporti SpA 11/27/20 EUR 800,000 99.74 798
778
Bahrain Government International Bond 04/06/23 233,000 100.00 233
235
Banco de Bogota SA 02/03/22 207,000 99.68 206
186
Banco de Sabadell SA 10/19/20 EUR 500,000 114.28 571
511
Banco de Sabadell SA 03/22/22 EUR 500,000 110.16 551
534
Banco do Brasil SA 08/16/19 291,000 110.40 321
294
Banco do Estado do Rio Grande do Sul SA 04/18/23 713,000 89.78 640
640
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 02/07/23 232,000 96.62 224
220
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/05/22 213,000 101.51 216
213
Banijay Group SAS 02/04/20 EUR 1,000,000 114.77 1,148
1,072
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.24 128
94
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.35 1,060
759
Bank of Ireland Group PLC 04/05/23 194,000 100.47 195
195
Banque Centrale de Tunisie SA 03/15/23 200,000 60.61 121
102
Bausch Health Cos., Inc. 12/17/19 453,000 248.35 1,125
365
Bausch Health Cos., Inc. 11/18/20 88,000 176.82 156
56
Bayer US Finance II LLC 08/02/19 218,000 100.74 220
213
Bayer US Finance II LLC 06/29/21 EUR 1,600,000 105.26 1,740
1,635
Bayer US Finance II LLC 08/27/21 EUR 720,000 123.85 892
770
Bayer US Finance II LLC 11/14/22 EUR 600,000 91.35 543
569
BCPE Ulysses Intermediate, Inc. 01/21/21 246,000 97.72 240
197
Benchmark Mortgage Trust 03/28/22 890,000 79.22 705
519
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
478
Berry Global, Inc. 07/22/19 224,000 103.15 231
221
Bertelsmann SE & Co. KGaA 10/19/20 EUR 400,000 110.44 442
401
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
947
Bharti Airtel, Ltd. 09/13/21 216,000 104.95 227
213
Blackstone Holdings Finance Co. LLC 09/06/22 235,000 93.75 220
217
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.76 310
260
BMD2 Re-Remic Trust 02/03/21 892,000 89.28 796
619
BNP Paribas SA 05/14/20 194,000 104.32 202
189
Bolivia Government International Bond 04/04/23 200,000 50.92 102
112
Bombardier, Inc. 04/18/23 555,000 100.25 556
553
Booz Allen Hamilton Holding Corp. 03/03/21 1,195,000 96.38 1,122
1,095
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
153
Boxer Parent Co., Inc. 05/14/20 EUR 910,000 101.15 920
989
Boyd Gaming Corp. 06/30/22 1,000,000 85.32 853
916
Braskem Netherlands Finance BV 02/08/23 214,000 100.00 214
205
Brookfield Residential Properties, Inc. 03/15/21 322,000 102.92 331
295
Builders FirstSource, Inc. 03/03/21 385,000 105.44 406
359
BX Trust 02/06/23 1,000,000 95.96 960
942
BX Trust 02/23/23 186,253 95.61 178
174
C&W Senior Financing Designated Activity Company 04/24/23 707,000 87.93 622
619
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
139
Caesars Entertainment, Inc. 01/23/23 209,000 100.00 209
211
Canary Wharf Group Investment Holdings PLC 01/10/23 GBP 460,000 104.24 479
476
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.05 698
470
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
483
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.30 973
943
Carlyle Holdings II Finance LLC 05/04/21 202,000 125.94 254
186
Carnival Corp. 02/16/21 854,000 91.71 783
703

See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Carnival Corp. 08/24/22 1,173,000 78.90 925
921
Carriage Purchaser, Inc. 09/23/21 744,000 98.51 733
546
Carriage Services, Inc. 06/09/22 1,000,000 85.36 854
829
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,422
Cascades, Inc. 01/12/22 282,000 102.34 289
268
Castor SpA 02/10/22 EUR 238,000 113.82 271
247
CBB International Sukuk Programme Company 01/26/23 1,581,000 92.01 1,455
1,424
CBB International Sukuk Programme Company 04/06/23 331,000 100.00 331
335
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 321,000 100.40 322
297
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
552
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 96.20 1,799
1,426
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 356,000 94.78 337
336
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.49 246
238
Central Plaza Holding Co., Ltd. 05/06/22 800,000 92.23 738
704
Centrica PLC 12/14/21 GBP 200,000 139.90 280
237
CEZ AS 06/15/17 383,000 109.65 420
367
CGG SA 11/09/21 EUR 300,000 116.96 351
288
Chase Home Lending Mortgage Trust 07/29/19 134,716 100.98 136
123
Chase Home Lending Mortgage Trust 10/30/19 78,318 100.78 79
71
Chase Home Lending Mortgage Trust 10/30/19 501,236 101.60 509
450
China Government International Bond 09/21/22 394,000 99.70 393
392
China Government International Bond 11/17/22 987,000 91.10 899
905
CHNGE Mortgage Trust 01/21/22 391,166 100.00 391
353
CHS/Community Health Systems, Inc. 01/26/21 419,000 94.62 396
338
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
242
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
167
CHS/Community Health Systems, Inc. 04/29/22 580,000 95.39 553
514
Cidron Aida Finco SARL 03/25/21 EUR 550,000 117.32 645
541
Cidron Aida Finco SARL 03/25/21 GBP 400,000 137.38 550
432
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
481
CIFC LLC 03/18/21 1,000,000 100.00 1,000
951
CIM Commercial Trust Corp. 09/27/18 219,517 96.84 213
208
CIM Commercial Trust Corp. 03/22/19 50,280 101.43 51
48
CIM Commercial Trust Corp. 03/01/21 783,084 101.98 799
617
CIM Commercial Trust Corp. 03/29/21 388,683 100.40 390
306
CIM Trust 11/07/19 408,665 100.58 410
371
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.48 416
275
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.45 104
74
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.40 245
176
Citigroup Mortgage Loan Trust, Inc. 05/06/21 588,210 101.23 595
463
Citigroup Mortgage Loan Trust, Inc. 06/25/21 507,980 100.40 510
401
CLI Funding VI LLC 03/23/21 733,250 100.24 735
650
Cloud Software Group Holdings, Inc. 11/09/22 456,000 85.84 391
411
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
176
Clydesdale Acquisition Holdings, Inc. 03/30/22 633,000 94.09 596
583
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
203
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
152
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
283
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
503
Colt Merger Sub, Inc. 06/19/20 830,000 100.04 829
847
Commercial Mortgage Trust 01/21/20 160,000 97.10 155
137
Commercial Mortgage Trust 03/03/22 850,000 94.31 802
657
Commercial Mortgage Trust 04/28/22 1,500,000 90.09 1,351
1,310
Commerzbank AG 06/17/19 155,000 101.49 157
153
Commerzbank AG 10/19/20 EUR 687,000 105.13 722
735
Commerzbank AG 10/19/20 EUR 514,000 120.82 621
550
Commonbond Student Loan Trust 11/27/18 55,131 100.72 55
52
Commonbond Student Loan Trust 06/02/20 89,619 99.98 90
77
Commonbond Student Loan Trust 03/10/21 263,011 100.00 263
204
CommScope Technologies LLC 04/25/22 273,000 82.99 227
189
Compass Group Diversified Holdings LLC 04/07/21 333,000 103.71 345
300
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 103.57 880
810
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
675
Consensus Cloud Solutions, Inc. 09/24/21 887,000 92.40 820
816
Consensus Cloud Solutions, Inc. 09/24/21 262,000 96.45 253
229

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
875
Consolidated Energy Finance SA 11/09/22 364,000 93.66 341
338
Constellation Automotive Financing PLC 07/16/21 GBP 460,000 137.61 633
439
Constellation Merger Sub, Inc. 09/03/19 292,000 93.42 273
231
Co-operative Group Holdings, Ltd. 03/08/21 GBP 210,000 158.13 332
247
CoreLogic, Inc. 07/06/21 311,000 99.69 310
254
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.38 367
380
Corp. Nacional del Cobre de Chile 12/14/22 837,000 74.15 621
584
Corp. Nacional del Cobre de Chile 02/07/23 682,000 99.49 678
690
Costa Rica Government International Bond 03/27/23 1,123,000 100.19 1,125
1,142
CoStar Group, Inc. 06/17/21 231,000 100.93 233
193
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 11/22/21 979,000 100.00 979
919
CPI CG, Inc. 04/07/21 289,000 103.43 299
285
CPUK Finance, Ltd. 04/01/19 GBP 275,000 131.83 363
325
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
178
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
174
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
174
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,059
Credit Acceptance Corp. 05/08/20 242,000 95.20 230
231
Credit Agricole SA 06/10/20 222,000 104.22 231
216
Credit Agricole SA 01/28/21 219,000 103.39 226
212
CSC Holdings LLC 07/06/21 743,000 99.23 737
363
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 106.25 282
247
CVR Energy, Inc. 01/10/20 402,000 100.00 402
359
CVR Energy, Inc. 01/10/20 783,000 98.71 773
757
Daimler Trucks Finance NA LLC 06/03/22 203,000 96.92 197
192
Danske Bank A/S 03/03/22 253,000 95.41 241
222
DaVita, Inc. 11/09/22 472,000 76.89 363
411
DB Master Finance LLC 03/20/19 193,000 100.00 193
184
DB Master Finance LLC 03/20/19 386,000 100.00 386
366
DBWF Mortgage Trust 10/25/18 1,000,000 90.33 903
788
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 99.99 1,000
818
Deephaven Residential Mortgage Trust 03/25/22 700,935 99.87 700
665
Deutsche Telekom AG 12/09/21 EUR 475,000 112.94 536
427
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.29 945
349
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.35 1,972
1,709
DISH DBS Corp. 11/10/21 220,000 100.00 220
168
DISH DBS Corp. 11/10/21 57,000 100.00 57
41
DISH Network Corp. 02/14/23 453,000 103.65 470
428
DNB Bank ASA 03/06/23 206,000 93.04 192
193
Dominican Republic Government International Bond 09/20/22 619,000 84.11 521
577
Dominican Republic Government International Bond 01/05/23 358,000 86.00 308
316
Dominican Republic Government International Bond 01/31/23 700,000 99.74 698
711
Domino's Pizza Master Issuer LLC 11/06/19 919,125 100.00 919
820
Domino's Pizza Master Issuer LLC 04/08/21 588,000 100.00 588
490
Dresdner Funding Trust I 03/02/22 139,000 127.44 177
147
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.25 496
465
Dufry One BV 04/15/21 CHF 600,000 108.51 651
634
Dufry One BV 04/15/21 EUR 150,000 119.73 180
146
Dufry One BV 09/10/21 CHF 200,000 105.02 210
198
Ecuador Government International Bond 10/12/22 1,203,648 41.94 505
440
Ecuador Government International Bond 12/01/22 321,609 64.00 206
170
EDP - Energias de Portugal SA 04/29/22 EUR 300,000 97.50 292
300
Education Management Corp. 01/05/15 4,460,190 7.34 327
—
Egypt Government International Bond 10/12/22 1,639,000 61.64 1,010
917
Egyptian Financial Co. for Sovereign Taskeek (The) 02/21/23 488,000 99.70 487
401
El Puerto de Liverpool SAB de CV 01/06/23 224,000 98.26 220
218
El Salvaor Government International Bond 09/21/22 450,000 36.81 166
244
Electricite de France SA 10/19/20 GBP 700,000 121.74 852
725
Electricite de France SA 10/20/20 EUR 300,000 129.88 390
304
Electricite de France SA 02/02/21 EUR 800,000 128.29 1,026
653
Electricite de France SA 10/26/21 EUR 600,000 98.40 590
541
Electricite de France SA 07/08/22 EUR 400,000 80.82 323
347
Electricite de France SA 08/02/22 GBP 200,000 116.19 232
223

See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Electricite de France SA 11/01/22 EUR 400,000 92.49 370
421
ELFI Graduate Loan Program 06/18/20 109,152 99.97 109
95
Ellington Financial Mortgage Trust 11/05/19 193,575 99.99 194
179
Ellington Financial Mortgage Trust 04/14/22 463,640 99.59 462
449
Emergent BioSolutions, Inc. 04/26/21 752,000 95.78 720
399
Emirates NBD Bank PJSC 09/17/19 656,000 107.37 706
648
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.39 610
518
Empresa Nacional del Petroleo 11/02/17 538,000 92.85 500
415
Enact Holdings, Inc. 11/13/20 225,000 103.56 233
223
Energizer Holdings, Inc. 06/09/21 EUR 250,000 121.77 304
217
Entegris, Inc. 06/16/22 1,227,000 92.09 1,130
1,166
Entegris, Inc. 04/04/23 711,000 94.34 671
661
EP Infrastructure 09/20/22 EUR 600,000 73.55 441
468
EP Infrastructure 09/20/22 EUR 600,000 82.00 492
520
EP Infrastructure 04/19/23 EUR 1,000,000 95.13 951
941
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
59
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
160
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
184
EQM Midstream Partners, LP 04/21/22 558,000 97.29 543
544
EQM Midstream Partners, LP 05/31/22 313,000 101.23 317
304
Eskom Holdings SOC, Ltd. 01/26/16 355,000 95.92 341
346
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.30 612
589
Eskom Holdings SOC, Ltd. 01/30/23 305,000 90.84 277
270
Esselunga SpA 10/27/21 EUR 360,000 120.87 435
366
Export-Import Bank of China 08/16/22 267,000 97.18 259
243
Export-Import Bank of India 02/20/20 200,000 101.18 202
197
Export-Import Bank of India 06/27/22 300,000 80.55 242
244
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 81,277 99.88 81
81
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 157,820 97.05 153
158
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 90.79 1,089
1,142
Fannie Mae Connecticut Avenue Securities Trust 05/03/22 300,000 100.00 300
297
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,101
Faurecia SE 01/18/23 EUR 300,000 109.68 329
342
F-Brasile SpA / F-Brasile US LLC 11/09/22 316,000 82.76 262
265
FEL Energy VI SARL 04/07/22 236,531 90.15 213
201
Finance Department Government of Sharjah 02/15/23 200,000 99.19 198
207
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
359
First Quantum Minerals, Ltd. 11/07/19 175,000 99.70 174
175
Flagstar Mortgage Trust 10/24/18 451,259 103.13 465
425
Flagstar Mortgage Trust 06/03/19 91,672 102.81 94
84
Flagstar Mortgage Trust 02/04/21 136,900 102.78 141
122
Forestar Group, Inc. 05/12/21 303,000 100.52 305
280
Fortescue Metals Group, Ltd. 11/09/22 460,000 79.72 367
400
Franshion Brilliant, Ltd. 07/11/19 488,000 85.66 418
478
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 246,632 100.00 247
251
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 989,032 100.00 989
963
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,200,000 98.48 1,182
1,182
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,000,000 102.08 1,021
1,017
Freddie Mac Structured Agency Credit Risk Debt Notes 03/01/23 250,000 97.76 244
245
Freddie Mac Structured Agency Credit Risk Debt Notes 03/08/23 956,692 99.32 950
949
FREMF Mortgage Trust 03/24/21 15,025,229 0.38 57
36
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
10
FREMF Mortgage Trust 03/24/21 1,450,103 78.13 1,133
1,055
FREMF Mortgage Trust 05/10/21 5,089,410 0.33 17
17
FREMF Mortgage Trust 05/10/21 570,000 0.43 2
2
FREMF Mortgage Trust 05/10/21 400,000 67.64 271
228
Fresenius Medical Care US Finance II, Inc. 03/05/19 189,000 101.07 191
186
Fresenius Medical Care US Finance III, Inc. 08/03/22 255,000 84.33 215
201
Frontier Communications Corp. 11/19/20 942,000 97.45 927
827
Frontier Communications Corp. 10/05/21 153,000 100.00 153
117
Frontier Communications Corp. 04/18/23 359,000 97.93 352
350
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
167
Gabon Government International Bond 02/06/23 228,000 85.31 195
168
Galaxy Bidco, Ltd. 09/10/20 GBP 300,000 129.07 387
340
Galaxy Pipeline Assets Bidco, Ltd. 10/26/22 959,349 75.21 722
786

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 04/01/21 1,258,000 112.68 1,418
820
GAM Re-REMIC Trust 04/01/21 905,000 68.09 616
566
GAM Re-REMIC Trust 04/01/21 837,000 70.61 591
560
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
156
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
266
GAM Re-REMIC Trust 11/04/21 796,000 87.50 697
662
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
321
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
266
GAM Re-REMIC Trust 11/04/21 312,000 90.01 281
245
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
300
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,000
GAM Re-REMIC Trust 01/25/22 1,500,000 78.77 1,181
1,029
GAM Re-REMIC Trust 01/28/22 247,000 68.55 169
138
GAM Re-REMIC Trust 01/28/22 472,000 72.28 341
280
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
206
GAM Re-REMIC Trust 01/28/22 212,000 81.08 172
146
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
308
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
198
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
203
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
210
GAM Re-REMIC Trust 01/28/22 132,000 87.61 116
111
GAM Re-REMIC Trust 01/28/22 635,000 88.51 562
466
GAM Re-REMIC Trust 01/28/22 199,000 89.20 177
171
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
215
GAM Re-REMIC Trust 07/08/22 3,000,000 48.99 1,470
1,370
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,333
Gartner, Inc. 02/18/21 358,000 104.68 375
336
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.32 766
763
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 113.76 1,138
800
Genting New York LLC 10/05/21 441,000 100.07 441
401
Georgian Railway JSC 04/07/22 585,000 88.44 517
497
GFL Environmental, Inc. 10/12/21 458,000 101.25 464
426
Ghana Government International Bond 10/07/15 250,000 100.00 250
170
Ghana Government International Bond 10/11/22 930,000 38.09 354
343
Ghana Government International Bond 02/28/23 200,000 38.13 76
74
GKN Holdings PLC 10/27/21 GBP 300,000 145.88 438
320
Global Aircraft Leasing Co., Ltd. 07/26/19 2,059,574 97.10 2,000
1,839
Global Net Lease, Inc. 01/28/21 1,223,000 96.09 1,144
936
goeasy, Ltd. 05/12/21 306,000 100.93 309
268
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,230,755 99.96 1,230
969
GoTo Group, Inc. 08/12/22 487,000 78.64 383
274
Graham Packaging Co., Inc. 11/10/22 1,000,000 84.72 847
870
Graphic Packaging International LLC 07/06/21 366,000 101.05 370
332
Gray Television, Inc. 10/26/21 508,000 100.00 508
326
Greenland Global Investment, Ltd. 01/10/18 457,000 97.31 445
105
Greenland Global Investment, Ltd. 09/07/21 802,000 85.38 685
233
Grifols Escrow Issuer SA 09/28/21 EUR 285,000 116.87 333
243
GrubHub, Inc. 10/12/21 320,000 102.50 328
234
GS Mortgage Securities Trust 10/30/18 75,479 71.25 54
53
GS Mortgage Securities Trust 08/01/19 913,979 105.84 967
814
GS Mortgage Securities Trust 03/12/21 825,409 101.40 837
651
GS Mortgage Securities Trust 05/14/21 381,249 96.72 369
272
GS Mortgage Securities Trust 06/03/21 917,857 103.89 954
773
GS Mortgage Securities Trust 06/15/21 860,216 100.52 865
679
GS Mortgage Securities Trust 06/15/21 800,000 100.92 807
595
GS Mortgage Securities Trust 09/22/21 1,055,625 100.89 1,065
835
GS Mortgage Securities Trust 12/06/21 482,260 96.43 465
347
GS Mortgage Securities Trust 01/10/22 925,006 97.38 901
731
GS Mortgage Securities Trust 03/08/23 500,000 99.75 499
487
Guatemala Government International Bond 10/19/22 498,000 89.92 448
485
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
172
Hadrian Merger Sub, Inc. 11/07/18 270,000 99.10 268
232
Hana Bank 01/04/22 192,000 103.83 199
189
Harvest Midstream I, LP 08/05/20 968,000 103.03 997
947
Hat Holdings I LLC 07/06/21 348,000 100.88 351
309

See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.68 557
521
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
352
Helios Issuer LLC 10/26/18 634,097 99.98 634
541
Helios Issuer LLC 10/26/18 840,764 99.98 841
790
Helios Issuer LLC 06/15/20 368,621 99.99 369
333
High Ridge Brands Co. 10/30/20 970,000 — —
—
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 102.03 1,024
914
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.84 573
544
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/03/23 194,000 90.90 176
181
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 106.54 366
343
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
270
Holdco LLC 07/25/22 457,000 86.32 394
394
Hologic, Inc. 01/28/21 325,000 104.84 341
316
Howard Hughes Corp. (The) 02/18/21 356,000 104.89 373
321
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 81.07 162
173
Hungary Government International Bond 10/19/22 392,000 70.20 275
305
Hungary Government International Bond 12/09/22 347,000 62.37 216
214
Hungary Government International Bond 01/04/23 200,000 95.74 191
208
Hungary Government International Bond 01/04/23 234,000 99.31 232
242
IHO Verwaltungs GmbH 03/24/23 EUR 400,000 107.41 430
447
Iliad SA 03/01/23 EUR 400,000 103.39 414
421
Immobiliare Grande Distribuzione SIIQ SpA 10/19/20 EUR 439,000 112.78 495
414
Imperial Fund Mortgage Trust 04/14/22 465,100 99.99 465
448
Indonesia Government International Bond 10/19/22 525,000 82.47 433
499
INEOS Finance PLC 03/21/23 EUR 100,000 106.37 106
109
INEOS Quattro Finance 2 PLC 02/20/23 EUR 500,000 96.81 484
496
Infraestuctura Energetica Nova SAB de CV 06/03/22 209,000 93.82 196
190
Instituto Costarricense de Electricidad 02/07/18 961,000 85.12 818
793
Intercorp Financial Services, Inc. 02/03/22 245,000 99.33 243
216
International Airport Finance SA 01/11/22 16,535 108.37 18
16
International Bank of Azerbaijan OJSC 02/12/20 200,000 99.06 198
189
International Consolidated Airlines Group SA 10/19/20 EUR 700,000 96.42 675
636
International Flavors & Fragrances, Inc. 02/07/23 250,000 90.95 227
225
Intesa Sanpaolo SpA 10/14/16 581,000 99.23 577
564
Intesa Sanpaolo SpA 09/02/21 290,000 104.42 303
192
Intesa Sanpaolo SpA 02/22/22 EUR 850,000 108.86 925
922
Intesa Sanpaolo Vita SpA 09/28/21 EUR 800,000 101.07 809
845
Intrado Corp. 12/13/17 264,000 99.18 262
248
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
374
IQVIA, Inc. 12/09/19 260,000 103.44 269
254
Iron Mountain, Inc. 05/12/21 448,000 101.62 455
409
Ithaca Energy North Sea PLC 08/16/21 268,000 100.04 268
258
ITT Holdings LLC 06/23/21 950,000 99.97 950
789
Ivory Coast Government International Bond 04/05/23 200,000 86.15 172
169
J.G. Wentworth XLII LLC 10/02/18 481,532 99.97 481
422
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
638
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/08/21 653,000 99.08 647
548
JDE Peet's NV 06/03/22 231,000 96.00 222
216
Jefferson Capital Holdings LLC 07/28/21 763,000 98.97 755
651
Jordan Government International Bond 06/06/18 293,000 91.46 268
247
Jordan Government International Bond 03/01/23 202,000 90.66 183
181
Jordan Government International Bond 04/04/23 172,000 98.81 170
172
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.09 334
264
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 93.00 298
242
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.14 476
394
JPMorgan Commercial Mortgage Securities Trust 10/11/19 110,000 88.78 98
56
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.80 543
496
JPMorgan Mortgage Trust 12/06/18 794,662 90.32 718
676
JPMorgan Mortgage Trust 01/18/19 31,649 99.94 32
30
JPMorgan Mortgage Trust 03/22/19 27,028 101.09 27
26
JPMorgan Mortgage Trust 07/25/19 633,793 98.33 623
599
JPMorgan Mortgage Trust 01/24/20 364,445 104.17 380
328
JPMorgan Mortgage Trust 01/28/20 64,647 101.69 66
59
JPMorgan Mortgage Trust 01/30/20 366,926 101.06 371
299
JPMorgan Mortgage Trust 06/02/20 162,306 101.97 166
146

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 07/15/20 663,208 103.78 688
613
JPMorgan Mortgage Trust 07/21/20 422,799 106.83 452
368
JPMorgan Mortgage Trust 08/20/20 261,803 105.34 276
240
JPMorgan Mortgage Trust 10/28/20 182,658 103.09 188
159
JPMorgan Mortgage Trust 11/10/20 81,222 102.76 83
74
JPMorgan Mortgage Trust 12/07/20 71,701 104.03 75
69
JPMorgan Mortgage Trust 01/19/21 321,031 103.26 331
253
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
851
JPMorgan Mortgage Trust 05/21/21 236,016 100.99 238
186
JPMorgan Mortgage Trust 04/27/22 469,399 90.54 425
386
Kaixo Bondco Telecom SA 10/05/21 EUR 975,000 96.33 939
925
Kazakhstan Government International Bond 09/20/22 764,000 82.18 628
699
KazMunayGas National Co. JSC 10/19/18 216,000 83.65 181
171
KCA Deutag UK Finance PLC 10/26/20 292,645 100.00 293
292
KIND Trust 02/09/23 258,134 92.58 239
240
Kondor Finance PLC 01/10/20 1,322,000 100.18 1,324
280
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.08 251
236
Lamar Funding, Ltd. 06/14/17 490,000 98.50 483
470
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.25 360
327
LCM 28, Ltd. 10/16/18 500,000 100.00 500
475
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 1,002,000 102.54 1,027
952
Lebanon Government International Bond 02/14/19 500,000 91.28 456
29
Lebanon Government International Bond 10/31/22 910,000 6.35 58
52
Level 3 Financing, Inc. 03/31/23 518,000 95.66 496
496
Liberty Mutual Group, Inc. 05/03/22 51,000 127.98 65
53
Libra Groupco SpA 01/25/22 EUR 550,000 113.64 625
507
Life Time, Inc. 04/21/23 398,000 96.09 382
396
Live Nation Entertainment, Inc. 04/08/20 785,000 96.41 757
727
LPL Holdings, Inc. 11/12/20 231,000 101.84 235
218
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
155
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
141
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
241
Magallanes, Inc. 10/25/22 1,000,000 86.22 862
926
Magyar Export-Import Bank 04/26/23 283,000 99.24 281
284
Maison Finco PLC 10/06/21 GBP 465,000 135.89 632
475
Mangrove LuxCo III SARL 11/15/19 EUR 417,500 108.85 454
285
Marcolin SpA 05/19/21 EUR 300,000 121.74 365
274
Marks & Spencer PLC 09/27/18 111,000 108.02 120
103
Marks & Spencer PLC 10/19/20 GBP 412,000 131.76 543
511
Marks & Spencer PLC 04/05/23 GBP 200,000 112.44 225
225
Marlette Funding Trust 04/26/21 900,000 99.98 900
874
MasTec, Inc. 06/27/22 1,750,000 91.82 1,607
1,620
Mattamy Group Corp. 04/29/20 627,000 91.70 575
549
Mattamy Group Corp. 07/26/22 185,000 88.07 163
172
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 91.75 740
766
Mauser Packaging Solutions Holding Co. 01/30/23 1,017,000 100.00 1,017
1,032
MDGH GMTN RSC, Ltd. 10/18/22 350,000 98.63 345
378
Mello Mortgage Capital Acceptance 01/24/20 896,657 104.98 941
820
Mexico City Airport Trust 01/28/21 225,000 100.62 226
175
Mexico City Airport Trust 12/14/22 380,000 78.11 297
296
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 93.58 468
465
MHP 07/26/22 500,000 93.28 466
467
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
349
Midcap Financial Issuer Trust 04/21/21 874,000 102.78 898
790
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
154
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 850,000 85.04 723
761
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 550,800 100.64 554
550
Millennium Escrow Corp. 07/15/21 53,000 100.00 53
36
Minerals Technologies, Inc. 03/03/21 296,000 103.34 306
270
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
417
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 105.81 215
218
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
171
Molina Healthcare, Inc. 06/09/21 360,000 102.50 369
318
Molina Healthcare, Inc. 11/10/21 750,000 100.19 751
643
Mondelez International Holdings Netherlands BV 08/09/21 197,000 101.99 201
190

See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mongolia Government International Bond 10/03/22 200,000 70.03 140
165
Monitchem HoldCo 3 SA 04/20/23 EUR 345,000 109.64 378
382
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.96 235
207
Morgan Stanley Capital I Trust 06/05/19 377,000 87.55 330
242
Morocco Government International Bond 03/01/23 532,000 98.88 526
545
Mosaic Solar Loan Trust 11/27/18 71,728 98.47 71
65
Mosaic Solar Loan Trust 11/27/18 187,094 99.01 185
174
Mosaic Solar Loan Trust 06/12/20 243,715 99.98 244
207
Mosaic Solar Loan Trust 03/10/21 685,960 99.44 682
554
Mosaic Solar Loan Trust 03/24/21 275,371 100.14 276
224
Mosaic Solar Loan Trust 06/15/21 408,486 99.52 406
323
Motion Bondco Designated Activity Co. 09/13/21 EUR 300,000 112.49 337
289
Mozart Debt Merger Sub, Inc. 04/20/22 314,000 91.20 286
275
MRCD Mortgage Trust 12/05/19 120,000 95.81 115
103
MSCI, Inc. 01/28/21 231,000 105.17 243
208
MTR Corp., Ltd. 07/26/22 410,000 86.56 355
344
Mumtalakt Sukuk Holding Co. 01/29/21 401,000 102.22 410
398
Nabors Industries, Inc. 01/07/20 606,000 94.89 575
571
Nabors Industries, Inc. 01/07/20 213,000 97.88 208
194
Nabors Industries, Inc. 11/18/21 766,000 99.42 762
743
Nakilat, Inc. 06/15/17 329,971 111.26 367
343
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
194
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 103.79 367
335
Navient Private Education Refi Loan Trust 11/03/20 203,187 99.99 203
186
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
329
NBK Tier 1 Financing 2, Ltd. 02/06/23 238,000 94.75 225
218
NCL Corp., Ltd. 04/18/23 571,000 85.91 491
492
Neiman Marcus Group, Inc. 03/19/21 982,000 101.47 996
913
Nestle Holdings, Inc. 05/05/22 227,000 96.64 219
215
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
475
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
411
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 106.92 615
549
New Residential Investment Corp. 02/18/21 296,000 99.75 295
271
News Corp. 05/12/21 330,000 100.73 332
293
NFP Corp. 08/08/22 317,000 100.00 317
311
NGG Finance PLC 03/29/21 EUR 800,000 104.91 839
830
NGG Finance PLC 11/09/21 EUR 1,225,000 107.82 1,321
1,139
NGG Finance PLC 12/01/21 GBP 100,000 144.52 145
122
NGL Energy Operating LLC 01/25/21 770,000 100.86 777
738
NGPL PipeCo LLC 03/03/22 174,000 131.75 229
193
NH Hotel Group, SA 07/13/21 EUR 500,000 117.52 588
526
Nigeria Government International Bond 10/13/22 687,000 66.17 455
474
Nigeria Government International Bond 02/16/23 590,000 82.87 489
479
Nissan Motor Acceptance Corp. 04/04/23 1,146,000 88.70 1,017
1,010
Nissan Motor Co., Ltd. 04/03/23 EUR 540,000 102.62 554
559
Nissan Motor Co., Ltd. 04/03/23 EUR 500,000 97.94 490
496
Nissan Motor Co., Ltd. 04/04/23 1,607,000 94.79 1,523
1,503
Nissan Motor Co., Ltd. 04/18/23 631,000 93.07 587
578
NMI Holdings, Inc. 08/16/21 272,000 107.74 293
276
Nobian Finance BV 06/24/21 EUR 350,000 119.34 418
332
nogaholding Sukuk, Ltd. 07/21/21 247,000 103.98 257
236
Novelis Corp. 07/26/21 784,000 80.89 634
657
Novelis Corp. 07/26/21 182,000 94.33 172
167
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
95
Oaktree CLO, Ltd. 05/17/21 250,000 99.12 248
230
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
910
Ocado Group PLC 01/09/23 GBP 900,000 97.43 877
882
Ocado Group PLC 03/30/23 GBP 300,000 92.70 278
277
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
478
OCP SA 06/15/17 343,000 100.35 344
333
OCP SA 10/05/17 326,000 117.50 379
300
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 97.88 979
955
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.55 246
239
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.73 489
474
Oil and Gas Holding Co. BSCC (The) 06/18/20 832,000 108.36 902
851

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
398
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
201
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
137
Oman Government International Bond 10/26/22 950,000 100.00 950
1,001
Oman Government International Bond 10/26/22 289,000 85.32 247
286
Oman Government International Bond 12/12/22 366,000 101.78 373
378
OmGrid Funding, Ltd. 10/05/17 516,000 100.24 517
500
Onslow Bay Financial LLC 01/15/20 120,041 101.64 122
108
Onslow Bay Financial LLC 04/29/22 1,100,000 96.82 1,065
979
Onslow Bay Financial LLC 02/16/23 488,238 96.08 469
467
Ooredoo QPSC 12/14/22 384,000 98.02 376
372
Open Text Corp. 01/28/21 364,000 101.77 370
323
Open Text Holdings, Inc. 08/16/21 341,000 103.67 353
291
OQ SAOC 07/21/21 645,000 100.27 647
618
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
279
Oschadbank Via SSB #1 PLC 09/02/15 190,000 77.48 147
143
Oschadbank Via SSB #1 PLC 12/10/15 350,000 95.98 336
116
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.98 139
123
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.22 366
331
Pakistan Government International Bond 09/20/22 256,000 39.43 101
86
Pakistan Government International Bond 03/22/23 500,000 38.64 193
175
Pakistan Government International Bond 04/25/23 200,000 42.91 86
82
Pakistan Water and Power Development Authority 08/25/21 1,537,000 88.13 1,355
492
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,202
Panasonic Corp. 09/13/21 219,000 102.19 224
212
Paraguay Government International Bond 11/16/22 589,000 78.53 463
474
Parts Europe SA 04/28/22 EUR 250,000 104.77 262
273
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
69
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 198,000 97.76 194
192
Performance Food Group Co. 03/03/21 364,000 104.04 379
357
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.61 266
240
Petroleos de Venezuela SA 09/25/14 8,000,000 88.32 7,065
260
Petroleos de Venezuela SA 03/03/15 1,000,000 42.73 427
33
Petroleos de Venezuela SA 02/16/18 3,986,000 45.64 1,819
114
Petroleos de Venezuela SA 09/26/22 2,150,000 34.13 734
70
Petroleos del Peru SA 10/05/17 1,588,000 81.51 1,449
1,007
Petroleos Mexicanos 07/11/19 1,328,000 80.69 1,072
815
Petroleos Mexicanos 10/19/20 EUR 2,200,000 103.94 2,287
1,908
Petroleos Mexicanos 10/21/20 EUR 100,000 109.90 110
92
Petroleos Mexicanos 02/07/22 EUR 100,000 114.71 115
100
Petroleos Mexicanos 02/10/23 39,000 95.16 37
36
Petroleos Mexicanos 02/17/23 EUR 100,000 106.95 107
110
Petroleos Mexicanos 04/04/23 146,000 93.60 137
136
Petronas Capital, Ltd. 02/01/21 380,000 127.09 483
355
Petronas Capital, Ltd. 09/20/22 2,499,000 85.48 2,137
2,139
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
986
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
945
Pike Corp. 09/13/21 991,000 93.38 925
899
Pilgrim's Pride Corp. 03/03/21 361,000 105.52 381
359
Pinewood Finance Co., Ltd. 09/30/22 GBP 950,000 98.48 936
1,118
Polar US Borrower LLC / Schenectady International Group, Inc. 05/05/22 387,000 65.96 255
235
Power Sector Assets & Liabilities Management Corp. 06/14/17 607,000 106.89 649
628
PRA Group, Inc. 11/09/21 800,000 99.37 795
678
PRA Group, Inc. 02/14/23 200,000 100.63 201
199
Presidio Holdings, Inc. 03/28/22 707,000 99.38 703
666
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 101.84 356
328
Primose Funding LLC 03/30/21 967,500 101.88 986
907
PROG Holdings, Inc. 11/10/21 770,000 100.05 770
693
Prosus NV 12/02/20 254,000 107.20 272
216
Providence Service Corp. (The) 01/28/21 274,000 103.89 285
262
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 476,000 91.46 435
416
PTC, Inc. 03/03/21 321,000 102.61 329
298
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 125.87 466
391
Qatar Government International Bond 06/27/22 383,000 95.17 364
359
Qatar Government International Bond 09/20/22 393,000 97.91 385
388

See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Qatar Government International Bond 02/16/23 324,000 100.12 324
331
Qatar Government International Bond 02/28/23 474,000 97.49 462
469
Qatar Petroleum 07/26/22 1,683,000 86.45 1,472
1,449
RAC Bond Co. PLC 10/21/21 GBP 535,000 137.88 738
540
Radiology Partners, Inc. 11/01/21 1,561,000 63.68 994
691
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
494
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 95.21 608
607
Rakuten Group, Inc. 02/14/23 408,000 100.60 410
396
RCKT Mortgage Trust 02/06/20 212,754 100.73 214
185
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.10 276
245
Regal Rexnord Corp. 01/12/23 795,000 101.11 804
811
Reliance Industries, Ltd. 10/07/21 216,000 104.31 225
212
Renault SA 10/19/20 EUR 1,000,000 111.30 1,113
1,024
Renault SA 10/19/20 EUR 430,000 114.27 491
439
Renault SA 12/17/21 EUR 600,000 103.75 623
539
Renault SA 03/21/22 EUR 200,000 103.99 208
197
Rent-A-Center, Inc. 02/04/21 1,059,000 92.81 983
930
Republic of Azerbaijan Government International Bond 09/21/22 534,000 83.31 445
465
Republic of Kenya Government International Bond 03/22/23 550,000 83.59 460
442
Republic of Uzbekistan Government International Bond 01/17/23 200,000 82.61 165
162
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 182,000 93.79 171
146
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 92.39 93
79
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 318,000 68.81 219
255
RFM Re-REMIC Trust 08/03/22 530,000 72.88 386
362
RFM Re-REMIC Trust 08/03/22 560,000 74.81 419
389
RFM Re-REMIC Trust 08/03/22 450,000 78.50 353
337
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,098
RFM Re-REMIC Trust 08/03/22 1,830,000 84.58 1,548
1,448
RFM Re-REMIC Trust 08/03/22 1,210,000 86.11 1,042
969
RLJ Lodging Trust 06/10/21 174,000 100.00 174
161
Roche Holdings, Inc. 06/03/22 223,000 98.14 219
214
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 86.28 281
263
Rockies Express Pipeline LLC 05/06/20 650,000 92.96 604
578
Rockies Express Pipeline LLC 02/02/22 150,000 106.28 159
131
Roller Bearing Co. of America, Inc. 01/11/22 311,000 101.92 317
282
Rolls-Royce PLC 10/19/20 EUR 340,000 108.39 369
311
Rolls-Royce PLC 09/13/21 EUR 1,070,000 103.69 1,109
1,135
Rolls-Royce PLC 03/01/23 562,000 93.32 524
531
Romania Government International Bond 09/20/22 236,000 66.48 157
163
Romania Government International Bond 01/05/23 244,000 99.46 243
263
Romania Government International Bond 01/05/23 434,000 99.91 434
464
Romania Government International Bond 01/10/23 314,000 96.93 304
311
Royal Caribbean Cruises, Ltd. 08/11/21 486,000 100.00 486
446
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 95.45 485
451
Royal Caribbean Cruises, Ltd. 02/14/23 482,000 106.98 516
513
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 87.36 286
288
RP Escrow Issuer LLC 11/19/21 434,000 99.97 434
304
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 675,000 100.73 682
366
RWE AG 10/19/20 EUR 130,000 127.24 165
137
RZD Capital PLC 08/04/21 RUB 115,000,000 1.78 2,050
—
SA Global Sukuk, Ltd. 12/14/22 627,000 88.26 553
559
SACE SPA 11/09/21 EUR 721,000 121.27 874
725
Saka Energi Indonesia PT 01/28/21 445,000 97.79 435
432
Saudi Arabian Oil Co. 04/11/22 236,000 98.29 232
223
Saudi Arabian Oil Co. 12/14/22 619,000 92.81 574
567
Saudi Electricity Global Sukuk Co. 06/14/17 501,000 107.82 538
512
Saudi Government International Bond 12/08/22 893,000 99.68 890
899
Saudi Government International Bond 01/10/23 868,000 92.20 800
821
Saudi Government International Bond 01/10/23 418,000 99.67 417
425
Schaeffler AG 10/19/20 EUR 720,000 107.21 772
748
Sealed Air Corp. 10/26/16 200,000 106.14 212
212
Sealed Air Corp. 10/24/19 339,000 103.01 349
336
Seaspan Corp. 07/09/21 669,000 100.00 669
535
Senegal Government International Bond 07/31/19 250,000 96.76 242
167
Sensata Technologies Holding PLC 06/30/22 80,000 81.33 65
69

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 09/17/19 59,485 101.71 60
57
Sequoia Mortgage Trust 10/08/19 60,200 101.30 61
54
Sequoia Mortgage Trust 11/14/19 942,847 102.83 969
862
Sequoia Mortgage Trust 06/22/22 511,838 83.87 429
405
Serbia Government International Bond 01/19/23 209,000 97.74 204
212
Silver Creek CLO, Ltd. 08/06/19 250,000 99.57 249
241
Singapore Telecommunications, Ltd. 06/09/22 366,000 124.65 456
439
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
474
Sirius XM Holdings, Inc. 08/02/21 562,000 99.50 557
503
Sky, Ltd. 08/09/21 215,000 104.02 224
211
SMRT 05/02/22 1,400,000 97.10 1,359
1,297
Societe Generale SA 12/06/22 229,000 96.51 221
218
SoFi Professional Loan Program LLC 10/30/18 400,000 95.63 382
360
SoFi Professional Loan Program LLC 10/30/18 500,000 96.00 480
478
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
530
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
836
SoFi Professional Loan Program Trust 11/27/18 424,000 97.44 413
380
SoFi Professional Loan Program Trust 11/27/18 425,000 99.02 421
395
SoFi Professional Loan Program Trust 03/15/19 850,000 100.36 853
775
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
496
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
391
Solvay Finance America LLC 06/02/22 195,000 100.61 196
191
Sonic Automotive, Inc. 10/15/21 826,000 85.24 704
667
Sonic Automotive, Inc. 10/15/21 620,000 90.93 564
520
Sonic Capital LLC 01/15/20 535,333 100.00 535
493
Sonic Capital LLC 07/29/21 590,500 100.00 590
457
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
483
Sri Lanka Government International Bond 02/22/23 1,064,000 36.99 394
349
Standard Chartered PLC 10/14/16 415,000 122.61 507
399
Standard Industries, Inc. 10/19/20 EUR 353,000 119.01 420
341
Standard Industries, Inc. 04/21/22 314,000 89.63 281
271
Staples, Inc. 02/09/21 725,000 101.24 734
611
Staples, Inc. 04/19/21 1,313,000 91.18 1,238
889
Starwood Property Trust, Inc. 01/11/22 231,000 99.28 229
199
State Oil Co. of Azerbaijan Republic 10/05/17 531,000 106.35 565
550
Stericycle, Inc. 01/28/21 337,000 102.14 344
303
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/07/21 155,000 100.44 156
136
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 533,000 97.27 518
517
Summer (BC) Holdco A SARL 11/09/20 EUR 1,126,316 120.70 1,360
1,000
Summit Germany, Ltd. 06/10/22 EUR 250,000 100.24 251
239
Sunnova Helios Issuer LLC 11/20/20 329,032 99.97 329
266
Sunnova Sol III Issuer LLC 06/11/21 810,369 99.96 810
660
Sunrun Xanadu Issuer 05/31/19 426,717 99.99 427
386
Superior Plus Corp. 03/01/21 1,717,000 92.04 1,580
1,521
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
500
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.21 486
472
Tacora Resources, Inc. 11/09/22 399,000 84.62 338
304
TC Ziraat Bankasi AS 03/18/21 929,000 92.83 862
834
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
285
Team Health Holdings, Inc. 02/07/19 284,000 93.15 265
146
Techem Verwaltungsgesellschaft 674 mbH 07/19/18 EUR 241,779 112.75 273
250
Tele Columbus AG 02/20/19 EUR 600,000 108.90 653
434
Teleflex, Inc. 01/28/21 321,000 103.92 334
301
Telefonica Europe BV 04/29/22 EUR 300,000 95.24 286
280
Telefonica Europe BV 01/25/23 EUR 400,000 105.76 423
426
Telefonica SA 11/24/22 EUR 300,000 87.35 262
275
Teollisuuden Voima OYJ 01/24/22 EUR 740,000 116.44 862
790
Terrier Media Buyer, Inc. 12/12/19 839,000 94.72 795
650
Teva Pharmaceutical Finance Netherlands II BV 12/04/20 EUR 1,105,000 83.53 923
931
Teva Pharmaceutical Finance Netherlands II BV 01/26/21 EUR 650,000 112.20 729
677
Texas Eastern Transmission, LP 12/05/19 206,000 102.18 210
195
Textainer Marine Containers VII, Ltd. 03/24/21 798,000 99.98 798
698
Titan Holdings II BV 07/01/21 EUR 667,000 100.98 674
562
TMS Issuer SARL 02/09/23 294,000 100.00 294
308

See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
TransDigm, Inc. 03/26/20 869,000 100.14 870
873
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
361
Transocean Poseidon, Ltd. 04/26/21 38,188 96.14 37
37
Transocean Titan Financing, Ltd. 01/09/23 193,000 100.00 193
197
Transocean, Inc. 04/26/21 202,000 80.80 163
186
Transocean, Inc. 04/26/21 503,000 83.95 422
479
Transocean, Inc. 06/29/21 112,000 87.97 99
99
Transocean, Inc. 01/17/23 735,000 100.00 735
742
Travelex Issuerco, Ltd. 08/06/20 GBP 2,078,115 125.17 2,601
3,238
Trident TPI Holdings, Inc. 12/13/19 675,000 100.11 676
691
Trident TPI Holdings, Inc. 04/25/23 444,000 98.94 439
455
Trinidad Generation UnLtd 08/16/19 468,000 101.71 476
456
Triton Container International, Ltd. 02/19/21 411,458 99.83 411
355
Triumph Group, Inc. 02/28/23 377,000 99.92 377
382
TSMC Global, Ltd. 11/21/22 244,000 89.56 219
222
Turkiye Ihracat Kredi Bankasi AS 01/28/21 427,000 100.97 431
416
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 96.75 434
405
Turkiye Ihracat Kredi Bankasi AS 01/24/23 481,000 99.47 478
479
TVL Finance PLC 04/21/23 GBP 100,000 122.67 123
122
Uber Technologies, Inc. 11/12/20 227,000 103.48 235
229
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 82.12 2,135
2,130
UBS Group AG 06/03/22 228,000 96.80 221
214
Ukraine Government International Bond 04/23/15 195,000 40.86 80
50
Ukraine Government International Bond 01/27/21 2,700,000 95.13 2,569
443
Ukraine Railways Via Rail Capital Markets PLC 06/17/20 652,000 102.48 668
124
UniCredit SpA 05/08/20 205,000 105.22 216
196
UniCredit SpA 09/20/21 243,000 101.32 246
221
UniCredit SpA 02/27/23 EUR 900,000 99.04 891
919
United Airlines, Inc. 04/14/21 195,000 100.00 195
176
United Airlines, Inc. 04/14/21 187,000 100.00 187
179
United Group BV 01/23/20 EUR 300,000 110.56 332
250
United Group BV 01/26/21 EUR 300,000 121.01 363
259
United Group BV 07/20/21 EUR 300,000 117.83 353
254
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
215
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.72 365
219
Univision Communications, Inc. 04/21/22 269,000 101.47 273
259
US Foods, Inc. 03/03/21 382,000 101.29 387
355
UWM Mortgage Trust 05/27/21 807,832 100.51 812
637
Uzbek Industrial and Construction Bank 06/07/21 700,000 103.13 722
649
Valeo SA 08/27/21 EUR 400,000 120.82 483
417
Valeo SA 09/28/21 EUR 200,000 120.36 241
205
Vector Group, Ltd. 03/03/21 341,000 103.52 353
305
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
944
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
212
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.92 549
502
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
396
Verisure Holding AB 01/23/23 EUR 275,000 108.67 299
302
Verisure Midholding AB 01/15/21 EUR 925,000 120.92 1,119
821
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 100.96 1,172
881
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
658
Verus Securitization Trust 06/22/22 544,843 88.19 481
458
VICI Properties, Inc. 07/06/22 207,000 92.43 191
194
Viking Cruises, Ltd. 03/29/23 934,000 85.33 797
789
Virgin Media Finance PLC 06/03/20 GBP 350,000 125.83 440
360
Viridian Group FinanceCo PLC / Viridian Power & Energy Holdings DAC 09/13/17 GBP 600,000 131.45 789
736
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,223
Vmed O2 UK Financing I PLC 09/10/20 GBP 300,000 127.90 384
305
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
245
Vodafone Group PLC 10/19/20 GBP 722,000 142.89 1,032
861
Vodafone Group PLC 02/03/21 EUR 850,000 105.31 895
761
Vodafone Group PLC 01/30/23 EUR 770,000 101.24 780
774
Volkswagen Group of America Finance LLC 02/20/23 EUR 700,000 102.77 719
735
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.27 93
95
VTB Bank 10/18/18 714,000 105.07 750
—
WEA Finance LLC / Westfield UK & Europe Finance PLC 06/02/22 222,000 98.94 220
210

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Weatherford International, Ltd. 10/14/21 1,655,000 96.45 1,613
1,686
Weatherford International, Ltd. 07/25/22 23,000 91.44 21
23
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.55 334
243
Wells Fargo Mortgage Backed Securities Trust 02/14/20 20,579 100.79 21
18
Wells Fargo Mortgage Backed Securities Trust 08/10/20 174,333 103.03 180
148
Wells Fargo Mortgage Backed Securities Trust 09/17/20 234,637 102.31 240
201
Wells Fargo Mortgage Backed Securities Trust 03/12/21 767,442 101.38 778
607
Wendy's Funding LLC 03/26/19 473,750 99.00 469
440
West Fraser Timber Co., Ltd. 06/02/22 216,000 100.64 217
211
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 84.00 1,745
1,672
Williams Scotsman International, Inc. 01/28/21 303,000 102.86 312
278
Wintershall Dea Finance 2 BV 02/24/23 EUR 500,000 83.86 419
417
Wizz Air Finance Co. BV 11/28/22 EUR 1,300,000 90.32 1,174
1,257
Woodward Capital Management LLC 03/11/21 159,414 101.66 162
126
World Acceptance Corp. 01/11/22 298,000 100.30 299
242
Yara International ASA 07/06/22 226,000 96.49 218
217
YPF SA 08/15/18 950 100.00 1
1
YPF SA 08/15/18 28,520 100.00 29
27
YPF SA 01/28/21 50 27.86 —
—
YPF SA 03/08/23 250,000 77.65 194
180
Zambia Government International Bond 10/12/21 269,000 100.00 269
116
Zayo Group Holdings, Inc. 08/24/22 379,000 82.02 311
242
ZF Europe Finance BV 10/19/20 EUR 800,000 98.58 789
802
ZF Europe Finance BV 11/16/21 EUR 700,000 101.81 714
644
ZF Europe Finance BV 04/06/22 EUR 600,000 100.56 603
575
ZF NA Capital, Inc. 05/04/20 290,000 97.05 281
283
ZF NA Capital, Inc. 04/28/22 EUR 300,000 95.52 287 294
385,152
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 40 CAD 5,043 06/23
142
Euro-Bobl Futures 6 EUR 708 06/23
8
Euro-Bund Futures 5 EUR 678 06/23
20
Euro-Schatz Futures 6 EUR 634 06/23
4
Long Gilt Futures 49 GBP 4,972 06/23
(49)
United States 2 Year Treasury Note Futures 228 USD 47,006 06/23
411
United States 5 Year Treasury Note Futures 428 USD 46,969 06/23
241
United States 10 Year Treasury Note Futures 188 USD 21,658 06/23
606
United States Treasury Long Bond Futures 29 USD 3,818 06/23
141
United States Treasury Ultra Bond Futures 104 USD 13,829 06/23 490
Short Positions
Euro-Bund Futures 65 EUR 8,812 06/23
(328)
Japanese 10 Year Government Bond Futures 104 JPY 1,547,832 06/23
(254)
United States 2 Year Treasury Note Futures 137 USD 28,245 06/23
(231)
United States 5 Year Treasury Note Futures 78 USD 8,559 06/23
(111)
United States 10 Year Treasury Note Futures 235 USD 27,073 06/23
(792)
United States Treasury Long Bond Futures 76 USD 10,006 06/23
(413)
United States Treasury Ultra Bond Futures 85 USD 10,663 06/23 (352)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (467)

See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
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Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,604 CZK 34,095 05/11/23 (8)
Bank of America USD 469 CZK 10,030 06/09/23 —
Bank of America USD 1,134 EUR 1,026 05/30/23 (1)
Bank of America USD 861 GBP 691 05/30/23 8
Bank of America USD 1,106 HUF 384,378 05/11/23 27
Bank of America USD 1,117 HUF 384,378 06/09/23 6
Bank of America USD 470 MXN 8,566 05/11/23 5
Bank of America USD 135 MXN 2,468 06/09/23 1
Bank of America USD 1,100 THB 37,466 05/11/23 (2)
Bank of America USD 305 THB 10,375 06/09/23 —
Bank of America USD 2,502 TRY 50,767 05/11/23 65
Bank of America USD 2,437 TRY 50,767 06/09/23 (72)
Bank of America USD 1,583 ZAR 28,406 05/11/23 (31)
Bank of America USD 1,535 ZAR 28,406 06/09/23 13
Bank of America CAD 258 USD 190 05/30/23 —
Bank of America CZK 34,095 USD 1,589 05/11/23 (7)
Bank of America CZK 34,095 USD 1,602 06/09/23 8
Bank of America EUR 25,522 USD 28,191 05/30/23 25
Bank of America GBP 99 USD 122 05/30/23 (2)
Bank of America GBP 9,350 USD 11,655 05/30/23 (103)
Bank of America HUF 384,378 USD 1,127 05/11/23 (6)
Bank of America HUF 114,344 USD 333 06/09/23 (1)
Bank of America MXN 8,566 USD 472 05/11/23 (4)
Bank of America MXN 8,566 USD 467 06/09/23 (5)
Bank of America THB 37,466 USD 1,103 05/11/23 5
Bank of America THB 37,466 USD 1,103 06/09/23 2
Bank of America TRY 50,767 USD 2,583 05/11/23 16
Bank of America TRY 13,653 USD 635 06/09/23 (1)
Bank of America ZAR 28,406 USD 1,539 05/11/23 (13)
Bank of America ZAR 7,725 USD 421 06/09/23 —
Bank of New York EUR 7,260 USD 7,711 06/21/23 (311)
Bank of New York GBP 940 USD 1,116 06/21/23 (67)
BNP Paribas CHF 760 USD 858 05/30/23 5
Citigroup USD 1,274 BRL 6,501 05/11/23 27
Citigroup USD 1,279 BRL 6,501 06/09/23 15
Citigroup USD 6,902 CHF 6,118 05/11/23 (51)
Citigroup USD 2,077 CHF 1,855 06/09/23 7
Citigroup USD 5,941 EUR 5,410 05/11/23 23
Citigroup USD 6,001 EUR 5,410 06/09/23 (27)
Citigroup USD 2,977 GBP 2,377 05/11/23 11
Citigroup USD 2,970 GBP 2,377 06/09/23 20
Citigroup USD 2,765 NZD 4,382 05/11/23 (55)
Citigroup USD 2,685 NZD 4,382 06/09/23 24
Citigroup BRL 6,501 USD 1,286 05/11/23 (15)
Citigroup CHF 6,118 USD 6,760 05/11/23 (91)
Citigroup CHF 6,118 USD 6,924 06/09/23 51
Citigroup EUR 5,410 USD 5,991 05/11/23 27
Citigroup EUR 2,722 USD 3,004 06/09/23 (2)
Citigroup GBP 2,377 USD 2,968 05/11/23 (20)
Citigroup GBP 1,244 USD 1,553 06/09/23 (12)
Citigroup NZD 4,382 USD 2,686 05/11/23 (24)
Citigroup NZD 1,180 USD 723 06/09/23 (7)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
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Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 41 EUR 37 06/21/23 —
HSBC USD 103 EUR 95 06/21/23 2
HSBC USD 200 EUR 185 06/21/23 4
HSBC USD 6 GBP 5 06/21/23 —
HSBC EUR 230 USD 249 06/21/23 (5)
HSBC EUR 7,260 USD 7,722 06/21/23 (299)
HSBC GBP 20 USD 25 06/21/23 (1)
HSBC GBP 770 USD 941 06/21/23 (27)
HSBC GBP 940 USD 1,117 06/21/23 (65)
Morgan Stanley EUR 7,260 USD 7,711 06/21/23 (311)
Morgan Stanley GBP 940 USD 1,117 06/21/23 (67)
Royal Bank of Canada EUR 90 USD 98 06/21/23 (1)
Royal Bank of Canada EUR 7,260 USD 7,704 06/21/23 (318)
Royal Bank of Canada GBP 940 USD 1,115 06/21/23 (68)
State Street USD 1,420 BRL 7,260 05/11/23 33
State Street USD 1,427 BRL 7,260 06/09/23 17
State Street USD 2,776 CAD 3,728 05/11/23 (24)
State Street USD 2,738 CAD 3,728 06/09/23 16
State Street USD 1,544 CLP 1,248,450 05/11/23 1
State Street USD 410 CLP 330,990 06/09/23 (2)
State Street USD 346 COP 1,579,053 05/11/23 (11)
State Street USD 39 EUR 35 06/21/23 —
State Street USD 44 EUR 40 06/21/23 —
State Street USD 199 EUR 185 06/21/23 5
State Street USD 12 GBP 10 06/21/23 —
State Street USD 2,659 HKD 20,858 05/11/23 (1)
State Street USD 748 HKD 5,856 06/09/23 —
State Street USD 2,146 JPY 281,460 05/11/23 (77)
State Street USD 2,127 JPY 281,460 06/09/23 (50)
State Street USD 521 KRW 683,867 05/11/23 (10)
State Street USD 512 KRW 683,867 06/09/23 —
State Street USD 676 KRW 905,882 06/09/23 3
State Street USD 470 MYR 2,064 05/11/23 (6)
State Street USD 465 MYR 2,064 06/09/23 —
State Street USD 3,825 NOK 40,622 05/11/23 (12)
State Street USD 1,003 NOK 10,659 06/09/23 (1)
State Street USD 1,127 PEN 4,225 06/09/23 10
State Street USD 1,184 SEK 12,136 05/11/23 —
State Street USD 1,179 SEK 12,136 06/09/23 7
State Street USD 1,635 SEK 16,828 06/09/23 9
State Street USD 192 TWD 5,865 05/11/23 (1)
State Street USD 192 TWD 5,865 06/09/23 —
State Street USD 297 TWD 9,100 06/09/23 —
State Street BRL 7,260 USD 1,435 05/11/23 (18)
State Street BRL 9,771 USD 1,937 06/09/23 (8)
State Street CAD 3,728 USD 2,736 05/11/23 (16)
State Street CAD 1,049 USD 772 06/09/23 (4)
State Street CLP 1,248,450 USD 1,527 05/11/23 (17)
State Street CLP 1,248,450 USD 1,537 06/09/23 (1)
State Street COP 1,579,053 USD 342 05/11/23 6
State Street COP 1,579,053 USD 344 06/09/23 11
State Street COP 3,768,789 USD 803 06/09/23 8

See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
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Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 20 USD 22 06/21/23 —
State Street EUR 60 USD 66 06/21/23 —
State Street EUR 75 USD 82 06/21/23 (1)
State Street EUR 150 USD 164 06/21/23 (1)
State Street GBP 10 USD 12 06/21/23 —
State Street HKD 20,858 USD 2,662 05/11/23 4
State Street HKD 20,858 USD 2,663 06/09/23 1
State Street JPY 281,460 USD 2,118 05/11/23 49
State Street JPY 388,054 USD 2,910 06/09/23 45
State Street KRW 683,867 USD 511 05/11/23 —
State Street MYR 2,064 USD 463 05/11/23 (1)
State Street MYR 564 USD 127 06/09/23 —
State Street NOK 40,622 USD 3,957 05/11/23 144
State Street NOK 40,622 USD 3,830 06/09/23 11
State Street SEK 12,136 USD 1,177 05/11/23 (7)
State Street TWD 5,865 USD 191 05/11/23 —
Toronto Dominion Bank EUR 7,260 USD 7,704 06/21/23 (318)
Toronto Dominion Bank GBP 940 USD 1,116 06/21/23 (68)
UBS USD 3,020 COP 13,944,700 05/11/23 (57)
UBS USD 3,036 COP 13,944,700 06/09/23 (95)
UBS USD 3,097 KRW 4,135,583 05/11/23 (4)
UBS USD 1,276 TWD 39,108 05/11/23 (5)
UBS COP 13,944,700 USD 3,056 05/11/23 93
UBS KRW 4,135,583 USD 3,156 05/11/23 63
UBS KRW 4,135,583 USD 3,102 06/09/23 5
UBS TWD 39,108 USD 1,289 05/11/23 17
UBS TWD 39,108 USD 1,280 06/09/23 5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,956)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 18,737 $ 391
$ —
$ 19,128 3.4
Corporate Bonds and Notes — 201,032 —
—
201,032 35.8
International Debt — 144,866 —
—
144,866 25.8
Mortgage-Backed Securities — 70,439 —
—
70,439 12.6
Non-US Bonds — 76,883 —
—
76,883 13.7
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — — 188
—
188 —
*
Financial Services — — —
—
— —
Materials and Processing — — 3,128
—
3,128 0.6
Producer Durables — 145 2,263
—
2,408 0.4

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
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Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Technology — — —
—
— —
Preferred Stocks — — — — — —
Warrants and Rights — 36 — — 36 —
*
Short-Term Investments — 2,774 — 25,277 28,051 5.0
Other Securities — — — 493 493 0.1
Total Investments — 514,912 5,970 25,770 546,652 97.4
Other Assets and Liabilities, Net
2.6
100.0
Other Financial Instruments
Assets
Futures Contracts 2,0 63 — — — 2,0 63 0.4
Foreign Currency Exchange Contracts — 960 — — 96 0 0.2
A
Liabilities
Futures Contracts (2,530) — — — (2,53 0 ) (0.5)
Foreign Currency Exchange Contracts — (2,916) — — (2,916) (0.5)
Total Other Financial Instruments
**
$ (467) $ (1,956) $ — $ — $ (2,423)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 391
Common Stocks
Energy Other* 188
Materials and Processing Discounted cash flow*** Discount rate** 16.9% 3,128
Market approach*** EBITDA multiple**** 5.91x
Discount to guideline 20.1%

See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
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Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
comparables
Producer Durables Discounted cash flow*** Discount rate** 13.8% 2,263
Market approach*** EBITDA multiple**** 4.0x
Discount to guideline 29.8%
comparables
Total Investments 5,970
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2023 were less than 1% of net assets.
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2023 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2022
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
4/30/2023
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
4/30/2023
Long-Term Fixed Income
Securities
Asset Backed Securities $ 472 $ — $ — $ — $ — $ — $ — $ (81) $ 391 $ (81)
Corporate Bonds and Notes 11 — — — — — — (11) — (11)
International Debt 250 — 250 — — — — — — —
Common Stocks
Energy 187 — — — — — — 1 188 1
Materials and Processing 3,304 — — — — — — (176) 3,128 (176)
Producer Durables 2,803 — — — — — — (540) 2,263 (540)
Preferred Stock
3,911 — 4,902 — 991 — — — — —
Short-Term Investments
45 — — — (807) — — 762 — —
Total Investments
$ 10,983 $ — $ 5,152 $ — $ 184 $ — $ — $ (45) $ 5,970 $ (807)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
665
Argentina ............................................................................................
1,597
Armenia ..............................................................................................
157
Australia .............................................................................................
780
Austria ................................................................................................
744
Azerbaijan ..........................................................................................
1,204
Bahrain ...............................................................................................
3,479
Belarus ...............................................................................................
349

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
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Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Belgium ..............................................................................................
412
Bermuda .............................................................................................
2,719
Bolivia, Plurinational State of ............................................................
112
Brazil ..................................................................................................
4,416
Canada ................................................................................................
9,149
Cayman Islands ..................................................................................
16,485
Chile ...................................................................................................
3,637
China ..................................................................................................
4,147
Colombia ............................................................................................
3,037
Costa Rica ..........................................................................................
1,935
Czech Republic ..................................................................................
2,296
Denmark .............................................................................................
222
Dominican Republic ..........................................................................
1,604
Ecuador ..............................................................................................
626
Egypt ..................................................................................................
1,318
El Salvador .........................................................................................
244
Finland ...............................................................................................
1,084
France .................................................................................................
13,208
Gabon .................................................................................................
168
Georgia ...............................................................................................
497
Germany .............................................................................................
12,709
Ghana .................................................................................................
587
Guatemala ..........................................................................................
485
Hong Kong .........................................................................................
879
Hungary ..............................................................................................
1,253
India ...................................................................................................
866
Indonesia ............................................................................................
2,979
Ireland ................................................................................................
195
Israel ...................................................................................................
1,933
Italy ....................................................................................................
10,739
Ivory Coast .........................................................................................
169
Japan ..................................................................................................
3,962
Jersey ..................................................................................................
439
Jordan .................................................................................................
600
Kazakhstan .........................................................................................
870
Kenya .................................................................................................
442
Lebanon ..............................................................................................
81
Liberia ................................................................................................
210
Luxembourg .......................................................................................
6,023
Macao .................................................................................................
292
Malaysia .............................................................................................
2,494
Mauritius ............................................................................................
666
Mexico ...............................................................................................
8,363
Mongolia ............................................................................................
165
Morocco .............................................................................................
1,178
Netherlands ........................................................................................
2,832
Nigeria ................................................................................................
953
Norway ...............................................................................................
643
Oman ..................................................................................................
2,783
Pakistan ..............................................................................................
835
Panama ...............................................................................................
3,240
Paraguay .............................................................................................
474
Peru ....................................................................................................
2,384
Philippines ..........................................................................................
2,277
Poland ................................................................................................
1,735
Portugal ..............................................................................................
300

See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
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Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Qatar ...................................................................................................
3,711
Romania .............................................................................................
1,201
Russia .................................................................................................
1,058
Saudi Arabia .......................................................................................
4,262
Senegal ...............................................................................................
167
Serbia .................................................................................................
212
Singapore ...........................................................................................
710
Slovenia ..............................................................................................
763
South Africa .......................................................................................
2,555
South Korea .......................................................................................
189
Spain ..................................................................................................
4,372
Sri Lanka ............................................................................................
349
Sweden ...............................................................................................
1,123
Switzerland ........................................................................................
3,517
Taiwan ................................................................................................
451
Thailand .............................................................................................
391
Trinidad and Tobago ..........................................................................
456
Tunisia ................................................................................................
102
Turkey ................................................................................................
3,645
Ukraine ...............................................................................................
897
United Arab Emirates .........................................................................
4,574
United Kingdom .................................................................................
26,292
United States ......................................................................................
329,021
Uruguay ..............................................................................................
1,370
Uzbekistan ..........................................................................................
811
Venezuela, Bolivarian Republic of ....................................................
477
Zambia ...............................................................................................
650
Total Investments ............................................................................... 546,652

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 960 $ —
Variation margin on futures contracts* — 2,063
Total
$ 960 $ 2,063
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 2,530
Unrealized depreciation on foreign currency exchange contracts 2,916 —
Total
$ 2,916 $ 2,530
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (943)
Credit default swap contracts 269 — —
Foreign currency exchange contracts — (5,097) —
Total
$ 269 $ (5,097) $ (943)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 66
Credit default swap contracts (296) — —
Foreign currency exchange contracts — (2,545) —
Total
$ (296) $ (2,545) $ 66
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 475 $ — $ 475
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 960 — 960
Total Financial and Derivative Assets
1,435 — 1,435
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,435 $ — $ 1,435
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 180 $ 180 $ — $ —
Barclays
475 — 475 —
BNP Paribas
4 — — 4
Citigroup
206 206 — —
HSBC
6 6 — —
State Street
381 270 — 111
UBS
183 161 — 22
Total
$ 1,435 $ 823 $ 475 $ 137

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,916 $ — $ 2,916
Total Financial and Derivative Liabilities
2,916 — 2,916
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,916 $ — $ 2,916
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 255 $ 180 $ 75 $ —
Bank of New York 377 — — 377
Citigroup 305 206 — 99
HSBC 399 6 — 393
Morgan Stanley 377 — — 377
Royal Bank of Canada 387 — — 387
State Street 270 270 — —
Toronto Dominion Bank 385 — — 385
UBS 161 161 — —
Total
$ 2,916 $ 823 $ 75 $ 2,018
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 609,763
Investments, at fair value(*)(>) ....................................................................................................................................................
546,652
Cash .............................................................................................................................................................................................. 439
Foreign currency holdings(^) ....................................................................................................................................................... 2,263
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 960
Receivables:
Dividends and interest ...................................................................................................................................................... 8,479
Dividends from affiliated funds ....................................................................................................................................... 99
Investments sold ............................................................................................................................................................... 1,713
Fund shares sold ............................................................................................................................................................... 395
Foreign capital gains taxes recoverable ........................................................................................................................... 9
From broker(a)(b) ............................................................................................................................................................ 6,499
Investments matured(<) ................................................................................................................................................... 369
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
567,881
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,190
Fund shares redeemed ...................................................................................................................................................... 288
Accrued fees to affiliates .................................................................................................................................................. 306
Other accrued expenses .................................................................................................................................................... 218
Variation margin on futures contracts .............................................................................................................................. 463
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,916
Payable upon return of securities loaned ..................................................................................................................................... 493
Total liabilities ...........................................................................................................................................................
6,874
Net Assets ...............................................................................................................................................................
$ 561,007

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (174,979)
Shares of beneficial interest .........................................................................................................................................................
693
Additional paid-in capital ............................................................................................................................................................
735,293
Net Assets ...............................................................................................................................................................
$ 561,007
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.05
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.36
Class A — Net assets ........................................................................................................................................................... $ 3,091,679
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 384,055
Net asset value per share: Class C(#) ........................................................................................................................................... $ 7.97
Class C — Net assets ........................................................................................................................................................... $ 1,702,336
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 213,699
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.09
Class M — Net assets .......................................................................................................................................................... $ 78,392,441
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,687,359
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.10
Class S — Net assets ............................................................................................................................................................ $ 459,836,721
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 56,782,030
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.10
Class Y — Net assets ........................................................................................................................................................... $ 17,984,084
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,221,590
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,202
(*)     Securities on loan included in investments $ 475
(<)     Investments matured - cost $ 9,232
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 25,770
(a)     Receivable from Broker for Futures $ 5,709
(b)     Receivable from Broker for Swaps $ 790
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,121
Dividends from affiliated funds ....................................................................................................................................... 575
Interest .............................................................................................................................................................................. 16,089
Less foreign taxes withheld ............................................................................................................................................. (1)
Total investment income ..............................................................................................................................................................
17,784
Expenses
Advisory fees ................................................................................................................................................................... 2,810
Administrative fees .......................................................................................................................................................... 136
Custodian fees .................................................................................................................................................................. 101
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 76
Transfer agent fees - Class S ............................................................................................................................................ 464
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 121
Registration fees ............................................................................................................................................................... 44
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 32
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 3,837
Expense reductions .......................................................................................................................................................... (1,663)
Net expenses ................................................................................................................................................................................
2,174
Net investment income (loss) .......................................................................................................................................................
15,610
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (17,876)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (943)
Foreign currency exchange contracts ............................................................................................................................... (5,097)
Credit default swap contracts ........................................................................................................................................... 269
Foreign currency-related transactions .............................................................................................................................. 156
Net realized gain (loss) ................................................................................................................................................................
(23,490)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 47,545
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 66
Foreign currency exchange contracts ............................................................................................................................... (2,545)
Credit default swap contracts ........................................................................................................................................... (296)
Investment matured .......................................................................................................................................................... 508
Foreign currency-related transactions .............................................................................................................................. 404
Net change in unrealized appreciation (depreciation) ................................................................................................................. 45,684
Net realized and unrealized gain (loss) ........................................................................................................................................ 22,194
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 37,804
*      Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 15,610 $ 32,079
Net realized gain (loss) ....................................................................................................................... (23,490) (41,486)
Net change in unrealized appreciation (depreciation) ........................................................................ 45,684 (94,911)
Net increase (decrease) in net assets from operations .............................................................................. 37,804 (104,318)
Distributions
To shareholders
Class A .......................................................................................................................................... (59) (138)
Class C .......................................................................................................................................... (34) (92)
Class M ......................................................................................................................................... (1,661) (4,908)
Class S .......................................................................................................................................... (10,167) (28,937)
Class Y .......................................................................................................................................... (383) (170)
Net decrease in net assets from distributions ............................................................................................ (12,304) (34,245)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (65,492) 3,282
Total Net Increase (Decrease) in Net Assets ........................................................................
(39,992) (135,281)
Net Assets
Beginning of period .................................................................................................................................. 600,999 736,280
End of period .............................................................................................................................................
$ 561,007 $ 600,999

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 41 $ 330 118 $ 974
Proceeds from reinvestment of distributions 7 59 16 138
Payments for shares redeemed (33) (263) (94) (778)
Net increase (decrease)
15 126 40 334
Class C
Proceeds from shares sold 10 79 9 78
Proceeds from reinvestment of distributions 5 34 11 92
Payments for shares redeemed (32) (250) (76) (635)
Net increase (decrease)
(17) (137) (56) (465)
Class M
Proceeds from shares sold 1,362 10,866 2,189 18,918
Proceeds from reinvestment of distributions 211 1,661 563 4,907
Payments for shares redeemed (2,569) (20,047) (2,856) (23,562)
Net increase (decrease)
(996) (7,520) (104) 263
Class S
Proceeds from shares sold 2,886 22,959 13,024 112,454
Proceeds from reinvestment of distributions 1,290 10,155 3,312 28,904
Payments for shares redeemed (11,720) (92,391) (17,935) (151,324)
Net increase (decrease)
(7,544) (59,277) (1,599) (9,966)
Class Y
Proceeds from shares sold 275 2,149 1,854 14,410
Proceeds from reinvestment of distributions 49 383 20 170
Payments for shares redeemed (152) (1,216) (177) (1,464)
Net increase (decrease)
172 1,316 1,697 13,116
Total increase (decrease)
(8,370) $ (65,492) (22) $ 3,282

See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2023* 7.70 .21 .30 .51 (.16) (.16)
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
Class C
April 30, 2023* 7.63 .18 .31 .49 (.15) (.15)
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
Class M
April 30, 2023* 7.73 .22 .31 .53 (.17) (.17)
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
Class S
April 30, 2023* 7.74 .22 .31 .53 (.17) (.17)
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
Class Y
April 30, 2023* 7.74 .22 .31 .53 (.17) (.17)
October 31, 2022 9.47 .41 (1.70) (1.29) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
8.05 6.75 3,092 1.62 1.03 5.35 27
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
7.97 6.47 1,702 2.37 1.78 4.55 27
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
8.09 6.94 78,392 1.37 .73 5.61 27
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
8.10 6.92 459,837 1.37 .78 5.55 27
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
8.10 7.08 17,984 1.17 .70 5.65 27
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 244,572
Administrative fees 22,277
Distribution fees 1,649
Shareholder servicing fees 350
Transfer agent fees 32,526
Trustee fees 4,259
$ 305,633
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 34,388 $ 289,908 $ 299,022 $ 1 $ 2 $ 25,277 $ 575 $ —
U.S. Cash Collateral Fund — 838 345 — — 493 — —
$ 34,388 $ 290,746 $ 299,367 $ 1 $ 2 $ 25,770 $ 575 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 610,896,136 $ 18,971,243 $ (85,638,521) $ (66,667,278)

Unconstrained Total Return Fund 307
Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,032.90 $ 1,019.24
Expenses Paid During Period* $ 5.65 $ 5.61
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,029.40 $ 1,015.52
Expenses Paid During Period* $ 9.41 $ 9.35
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,035.80 $ 1,020.98
Expenses Paid During Period* $ 3.89 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

308 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,034.30 $ 1,020.48
Expenses Paid During Period* $ 4.39 $ 4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,035.90 $ 1,021.47
Expenses Paid During Period* $ 3.38 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0 .67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 309
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.7%
Corporate Bonds and Notes - 9.1%
AES Corp. (The)
Series WI
2.450% due 01/15/31 100 82
Air Lease Corp.
3.250% due 03/01/25 100 96
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 182
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 300 211
Aptiv PLC
3.100% due 12/01/51 209 133
Ashland LLC
3.375% due 09/01/31 (Þ) 456 377
Ball Corp.
2.875% due 08/15/30 100 84
3.125% due 09/15/31 435 362
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 01/15/34 (Þ) 600 457
Centene Corp.
2.500% due 03/01/31 650 530
CF Industries, Inc.
5.150% due 03/15/34 51 50
4.950% due 06/01/43 51 44
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 214 183
DCP Midstream Operating, LP
3.250% due 02/15/32 200 171
EnLink Midstream Partners, LP
5.050% due 04/01/45 300 238
First Citizens BancShares, Inc.
Series B
8.838% due 12/31/99 (USD 3 Month
LIBOR + 3.972%)(Ê)(ƒ) 25 23
General Electric Co.
Series D
8.196% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 91 91
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 200 188
HCA, Inc.
3.500% due 07/15/51 600 418
Huntsman International LLC
2.950% due 06/15/31 500 413
Iron Mountain, Inc.
4.500% due 02/15/31 79 69
JPMorgan Chase & Co.
Series CC
7.879% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 100 99
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 280 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 500 423
Liberty Mutual Group, Inc.
4.300% due 02/01/61 (Þ) 150 89
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 287 251
Novelis Corp.
3.875% due 08/15/31 (Þ) 326 273
OneMain Finance Corp.
3.500% due 01/15/27 263 225
3.875% due 09/15/28 22 18
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 500 437
PVH Corp.
Series WI
4.625% due 07/10/25 150 148
Seagate HDD Cayman
4.091% due 06/01/29 229 199
4.125% due 01/15/31 154 128
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 27 24
4.000% due 12/01/27 (Þ) 700 654
Steel Dynamics, Inc.
1.650% due 10/15/27 100 87
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 450 422
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 500 464
T-Mobile USA, Inc.
Series WI
3.300% due 02/15/51 400 285
Western Digital Corp.
2.850% due 02/01/29 314 248
3.100% due 02/01/32 229 166
9,199
International Debt - 14.2%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 01/15/25 250 240
Altice France Holding SA
6.000% due 02/15/28 (Þ) 200 123
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) EUR 200 161
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) EUR 430 430
Asian Development Bank
1.850% due 01/13/27 950 589
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 182
Series REGS
2.750% due 01/11/26 (Þ) 200 182

See accompanying notes which are an integral part of the financial statements.
310 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ)(Þ) 200 191
Barclays PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)(Ê)(ƒ) 200 133
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 (Þ) EUR 400 416
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 499 354
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 (Þ) EUR 250 230
Celanese Holdings LLC
0.625% due 09/10/28 DUR 271 232
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 400 335
Coca-Cola Icecek AS
Series REGS
4.500% due 01/20/29 (Þ) 200 176
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 (Þ) 400 252
2.700% due 07/12/26 (Þ) 200 91
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 149
Dow Chemical Co. (The)
1.875% due 03/15/40 EUR 195 149
Erna SRL
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê)(Þ) EUR 273 293
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 400 326
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 155
FMG Resources August, Ltd.
6.125% due 04/15/32 (Þ) 156 151
Ford Motor Credit Co. LLC
2.748% due 06/14/24 GBP 100 119
4.535% due 03/06/25 GBP 150 180
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) EUR 300 288
Greenko Power II, Ltd.
4.300% due 12/13/28 (Þ) 191 165
GUSAP III, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.250% due 01/21/30 (Þ) 200 185
HSBC Bank PLC
5.401% due 06/29/49 170 168
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 126
IQVIA, Inc.
Series REGS
2.250% due 03/15/29 (Þ) EUR 575 527
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 188
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 400 319
Kraft Heinz Foods Co.
4.125% due 07/01/27 (Þ) GBP 491 593
Logan Group Co., Ltd.
6.900% due 06/09/24 (~)(Ê)(Þ) 200 36
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 400 308
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 (Þ) 200 147
Marks & Spencer PLC
4.500% due 07/10/27 (Þ) GBP 400 451
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 155
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26 GBP 178 176
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 400 282
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) EUR 250 264
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 191
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 95
Nutrien, Ltd.
2.950% due 05/13/30 350 312
Olympus Water US Holding Corp.

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 311
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 10/01/29 (Þ) EUR 200 161
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 400 325
PVH Corp.
Series REGS
3.125% due 12/15/27 (Þ) EUR 125 132
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 100 97
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Þ) 300 37
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 EUR 500 469
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) EUR 351 304
SPCM SA
3.125% due 03/15/27 (Þ) 300 268
3.375% due 03/15/30 (Þ) 214 177
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31 (Þ) 200 161
Series REGS
2.875% due 08/12/31 (Þ) 200 161
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 400 318
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(ƒ)(Þ) 200 180
Telecom Italia Capital SA
6.000% due 09/30/34 100 85
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 (Þ) 200 190
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 450 388
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 156
14,424
Non-US Bonds - 46.7%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.674%)(Ê)(ƒ)(Þ) EUR 200 197
AlbaCore Euro CLO IV DAC
Series 2022-4X Class D
7.777% due 07/15/35 (3 Month
EURIBOR + 4.600%)(Ê)(Þ) EUR 100 106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 89
Altice France Holding SA
Series REGS
4.000% due 02/15/28 (Þ) EUR 350 231
Arbour CLO X
Series 2022-10X Class D
3.500% due 06/15/34 (3 Month
EURIBOR + 3.500%)(Ê)(Þ) EUR 150 146
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 350 350
Ares European CLO
Series 2022-16X Class D
8.865% due 07/15/35 (3 Month
EURIBOR + 6.310%)(Ê)(Þ) EUR 100 110
Australia & New Zealand Banking
Group, Ltd
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 200 217
Australia Government International
Bond
Series 150
3.000% due 03/21/47 (Þ) AUD 650 373
Series 30CI
2.500% due 09/20/30 (Þ) AUD 1,000 1,007
Aviva PLC
6.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.649%)(Ê)
(ƒ)(Þ) GBP 200 220
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 93
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 100 95
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 175
Bridgepoint Group PLC
Series 2023-4X Class D
9.431% due 01/20/37 (3 Month
EURIBOR + 6.550%)(Ê)(Þ) EUR 100 111
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 182
British Telecommunications PLC
1.874% due 08/18/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.130%)(Ê)(Þ) EUR 183 181
Bundesrepublik Deutschland
3.250% due 07/04/42 (Þ) EUR 1,380 1,697
Series 03
4.750% due 07/04/34 (Þ) EUR 200 271

See accompanying notes which are an integral part of the financial statements.
312 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
2.300% due 02/15/33 (Þ) EUR 2,000 2,202
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)(Þ) EUR 100 111
CaixaBank SA
3.625% due 12/31/99 (~)(Ê)(ƒ)(Þ) EUR 400 287
Canpack SA / Canpack US LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 348 306
Capital Four CLO
Series 2022-4X Class E
10.358% due 04/13/35 (3 Month
EURIBOR + 7.250%)(Ê)(Þ) EUR 170 176
Cellnex Finance Co. SA
2.000% due 02/15/33 (Þ) EUR 200 173
Chile Government International Bond
0.555% due 01/21/29 EUR 100 91
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 400 320
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 200 178
CPPIB Capital, Inc.
4.200% due 05/02/28 (Þ) AUD 4,000 2,669
Dowson
Series 2021-2 Class D
5.980% due 10/20/28 (SONIA +
1.800%)(Ê)(Þ) GBP 109 133
Series 2022-1 Class D
6.880% due 01/20/29 (SONIA +
2.700%)(Ê)(Þ) GBP 110 135
Dryden Leveraged Loan LLC
Series 2022-91X Class E
7.060% due 04/18/35 (3 Month
EURIBOR + 7.060%)(Ê)(Þ) EUR 150 148
Dutch Property Finance BV (DPF)
Series 2022-1 Class D
4.868% due 10/28/59 (3 Month
EURIBOR + 2.400%)(Ê)(Þ) EUR 100 106
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 222
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 900 717
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 200 167
Eurofins Scientific SE
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.875% due 05/19/31 (Þ) EUR 200 167
6.750% due 12/31/99 (3 Month
EURIBOR + 4.241%)(Ê)(ƒ)(Þ) EUR 100 110
Export Development Canada
4.500% due 09/06/28 AUD 4,260 2,908
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
6.777% due 10/15/34 (3 Month
EURIBOR + 3.600%)(Ê)(Þ) EUR 150 151
France Government International Bond
3.094% due 02/25/26 (Þ) EUR 750 766
1.250% due 05/25/34 (Þ) EUR 220 203
4.750% due 04/25/35 (Þ) EUR 4,100 5,289
2.500% due 05/25/43 (Þ) EUR 2,000 1,955
4.000% due 04/25/60 (Þ) EUR 2,990 3,761
Fresenius Medical Care AG & Co.
KGaA
3.875% due 09/20/27 (Þ) EUR 225 246
GlaxoSmithKline Capital PLC
1.625% due 05/12/35 (Þ) GBP 100 90
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 439 374
Harvest CLO XXIX DAC
Series 2022-29X Class E
11.297% due 07/15/35 (3 Month
EURIBOR + 8.120%)(Ê)(Þ) EUR 150 161
Hayfin Emerald CLO VIII DAC
Series 2021-8X Class D
6.677% due 01/17/35 (3 Month
EURIBOR + 3.500%)(Ê)(Þ) EUR 150 139
Henley Investment Management, Ltd.
Series 2022-7X Class D
7.511% due 04/25/34 (3 Month
EURIBOR + 4.250%)(Ê)(Þ) EUR 300 318
Series HNLY-4X Class E
8.511% due 04/25/34 (Þ) EUR 100 95
Hill FL BV
Series 2023-1FL Class D
1.000% due 05/18/31 (1 Month
EURIBOR + 4.400%)(Ê)(Þ) EUR 100 110
Hops Hill No2 PLC
Series 2022-2 Class D
8.092% due 11/27/54 (SONIA +
3.900%)(Ê)(Þ) GBP 100 125
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 93
ICG Euro CLO
Series 2022-1X Class D
7.254% due 05/15/35 (3 Month
EURIBOR + 4.600%)(Ê)(Þ) EUR 200 215
Series 2023-1X Class C
7.725% due 04/19/36 (3 Month
EURIBOR + 4.400%)(Ê)(Þ) EUR 100 111
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 (Þ) EUR 250 275

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 313
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 276
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31 (Þ) EUR 350 328
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 (Þ) EUR 100 89
International Finance Corp.
0.750% due 05/24/28 AUD 1,770 1,004
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 450 344
Invesco Euro CLO VIII DAC
Series 2022-8X Class E
11.211% due 07/25/36 (3 Month
EURIBOR + 7.950%)(Ê)(Þ) EUR 170 175
Jubilee CDO VII BV
Series 2022-26X Class D
9.847% due 10/15/36 (3 Month
EURIBOR + 6.670%)(Ê)(Þ) EUR 150 166
Series 2022-26X Class E
11.377% due 10/15/36 (3 Month
EURIBOR + 8.200%)(Ê)(Þ) EUR 100 108
Jubilee CLO
Series 2021-25X Class D
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)(Ê)(Þ) EUR 150 147
KfW
2.000% due 02/15/27 AUD 1,000 623
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 200 139
Lagardere SA
1.750% due 10/07/27 (Þ) EUR 100 108
Landeskreditbank Baden-Wuerttemberg
Foerderbank
3.450% due 04/11/28 (Þ) AUD 700 449
Landwirtschaftliche Rentenbank
2.600% due 03/23/27 (Þ) AUD 810 515
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
5.830% due 07/20/58 (SONIA +
1.650%)(Ê)(Þ) GBP 100 117
Logicor Financing SARL
1.500% due 07/13/26 (Þ) EUR 100 94
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 101
Series REGS
4.000% due 09/18/27 (Þ) EUR 300 304
Loxam SAS
Series REGS
4.500% due 02/15/27 (Þ) EUR 150 156
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 200 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mondi PLC
1.625% due 04/27/26 (Þ) EUR 404 419
Nederlandse Waterschapsbank NV
3.500% due 07/20/27 AUD 1,000 652
New Zealand Government International
Bond
Series 0534
4.250% due 05/15/34 NZD 500 312
Newday Funding Master Issuer PLC
Series 2022-2X Class C
9.182% due 07/15/30 (SONIA +
5.000%)(Ê)(Þ) GBP 100 129
Nexi SpA
3.940% due 02/24/28 (Þ)(ž) EUR 400 332
Norsk Hydro ASA
1.125% due 04/11/25 (Þ) EUR 161 167
Northwoods Capital 26 Euro DAC
Series 2022-26X Class E
10.747% due 07/15/35 (3 Month
EURIBOR + 7.570%)(Ê)(Þ) EUR 170 177
Orsted A/S
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 400 346
Palmer Square European Loan Funding
DAC
Series 2022-3X Class D
9.085% due 04/12/32 (3 Month
EURIBOR + 6.010%)(Ê)(Þ) EUR 250 275
Series 2023-1X Class D
8.802% due 11/15/32 (3 Month
EURIBOR + 5.750%)(Ê)(Þ) EUR 150 164
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 200 191
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 203
Providus CLO
Series 2021-6X Class D
5.903% due 05/20/34 (3 Month
EURIBOR + 3.200%)(Ê)(Þ) EUR 200 197
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê)(Þ) GBP 150 149
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 (Þ) EUR 190 178
Red & Black Auto Germany
Series 2022-9 Class D
8.534% due 09/15/31 (1 Month
EURIBOR + 5.600%)(Ê)(Þ) EUR 100 110
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
6.661% due 01/24/35 (3 Month
EURIBOR + 3.450%)(Ê)(Þ) EUR 150 144
Rothesay Life PLC

See accompanying notes which are an integral part of the financial statements.
314 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.375% due 07/12/26 (Þ) GBP 150 173
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ)(Þ) EUR 100 40
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ)(Þ) EUR 500 204
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 323 342
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 425 347
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 100 99
SSE PLC
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.696%)(Ê)(ƒ)(Þ) EUR 150 151
TDC Net A/S
Series EMTN
5.056% due 05/31/28 (Þ) EUR 150 162
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 500 430
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 (Þ) EUR 100 100
Telia Co. AB
2.750% due 06/30/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.946%)(Ê)(Þ) EUR 200 194
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 200 205
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.121%)(Ê)(ƒ)(Þ) EUR 300 276
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
5.434% due 07/12/63 (SONIA +
1.250%)(Ê)(Þ) GBP 100 120
Trinitas Euro CLO III DAC
Series 2022-3X Class D
9.561% due 01/25/37 (3 Month
EURIBOR + 6.300%)(Ê)(Þ) EUR 180 199
Series 2022-3X Class E
11.171% due 01/25/37 (3 Month
EURIBOR + 7.910%)(Ê)(Þ) EUR 100 107
Trinitas Euro CLO IV DAC
Series 2023-4X Class D
9.131% due 05/15/38 (3 Month
EURIBOR + 6.000%)(Ê)(Þ) EUR 130 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (Þ) EUR 100 101
Twin Bridges Mortgage Trust
Series 2021-2 Class D
5.698% due 09/12/55 (SONIA +
1.500%)(Ê)(Þ) GBP 100 116
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 158
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ)(Þ) EUR 200 185
United Kingdom Gilt
3.750% due 10/22/53 (Þ) GBP 250 296
United Utilities Group PLC
1.750% due 02/10/38 (Þ) GBP 100 82
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 500 453
Verallia SA
1.875% due 11/10/31 (Þ) EUR 400 356
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 198 194
Volvo Car AB
2.000% due 01/24/25 (Þ) EUR 200 210
VZ Secured Financing BV
Series REGS
3.500% due 01/15/32 (Þ) EUR 300 258
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 350 302
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 100 97
ZF Finance GmbH
2.000% due 05/06/27 (Þ) EUR 100 95
47,439
United States Government Treasuries - 11.7%
United States Treasury Notes
0.375% due 07/31/27 9,310 8,146
0.625% due 11/30/27 1,320 1,158
1.500% due 11/30/28 490 440
3.000% due 11/15/45 690 603
2.250% due 08/15/46 2,000 1,513
11,860
Total Long-Term Investments
(cost $89,299) 82,922
Options Purchased - 0.9%
(Number of Contracts)
France Government
Bond

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 315
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Jun 2024 131.33
Call (1) EUR 700 (ÿ) 26
Morgan Stanley Jun 2024 134.50
Call (1) EUR 700 (ÿ) 22
Morgan Stanley Jun 2024 45.60
Put (1) EUR 1,500 (ÿ) 157
Morgan Stanley Jun 2024 80.43
Put (1) EUR 300 (ÿ) 50
Morgan Stanley Jun 2024 82.82
Put (1) EUR 300 (ÿ) 56
Morgan Stanley Sep 2024 82.66
Put (1) EUR 1,700 (ÿ) 322
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Morgan Stanley, USD 2.708%/SOFR,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Call (1)
3,000 (ÿ) 15
(Goldman Sachs, iTraxx Europe/EUR
5.550%, EUR 5,000, 06/20/28)
Goldman Sachs Jun 2023 0.00
Put (1)
EUR 5,000 (ÿ) 23
(Goldman Sachs, iTraxx Europe/EUR
5.750%, EUR 1,800, 06/20/28)
Goldman Sachs Jun 2023 0.00
Put (1)
EUR 1,800 (ÿ) 7
(Goldman Sachs, iTraxx Europe/EUR
6.500%, EUR 9,800, 06/20/28)
Goldman Sachs Jun 2023 0.00
Put (1)
EUR 9,800 (ÿ) 17
(JP Morgan, CDX NA High Yield
Index/USD 9.300%, USD 4,850,
06/20/28)
JPMorgan Chase Jun 2023 0.00
Put (1)
4,850 (ÿ) 8
(JP Morgan, iTraxx Europe/EUR
5.750%, EUR 1,800, 06/20/28)
JPMorgan Chase Jun 2023 0.00
Put (1)
EUR 1,800 (ÿ) 7
(Morgan Stanley, SOFR/USD 2.708%,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Put (1)
3,000 (ÿ) 117
Three Month Euribor
Futures
Macquarie Group Jun 2023 96.50
Call (54) EUR 9 (ÿ) 15
Macquarie Group Jun 2023 96.25
Put (54) EUR 14 (ÿ) 10
Three Month SOFR
Futures
Macquarie Group May 2023
94.50 Put (65) USD 15,356 (ÿ) —
Macquarie Group Jun 2023 94.63
Put (65) USD 15,377 (ÿ) 4
Macquarie Group Jun 2023 94.75
Put (157) USD 37,189 (ÿ) 23
Total Options Purchased
(cost $1,149) 879
Short-Term Investments - 7.5%
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 (Þ) 100 110
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 (~)(Ê)(Š)(Þ)
( Æ)(Ø) 200 —
Sprint Corp.
Series WI
7.875% due 09/15/23 75 76
U.S. Cash Management Fund(@) 1,762,351
(∞)
1,762
United States Treasury Bills
5.008% due 06/29/23 (ž) 2,000 1,984
United States Treasury Notes
0.250% due 03/15/24 3,510 3,373
Volvo Car AB
2.125% due 04/02/24 (Þ) 150 161
Total Short-Term Investments
(cost $7,860) 7,665
Total Investments - 90.1%
(identified cost $98,308) 91,466
Other Assets and Liabilities,
Net - 9.9%
10,037
Net Assets - 100.0%
101,503

See accompanying notes which are an integral part of the financial statements.
316 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
56.4%
ABN AMRO Bank NV 07/13/21 EUR 200,000 127.22 254
197
AlbaCore Euro CLO IV DAC 03/25/22 EUR 100,000 109.84 110
106
Alcoa Nederland Holding BV 07/13/21 200,000 103.38 207
182
Alpha Services and Holdings SA 07/13/21 EUR 100,000 119.39 119
89
Altice France Holding SA 11/05/21 EUR 350,000 110.41 386
231
Altice France Holding SA 04/08/22 200,000 86.28 173
123
Arbour CLO X 12/03/21 EUR 150,000 113.10 170
146
Arcelik AS 08/02/21 EUR 350,000 119.79 419
350
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 07/14/21 EUR 200,000 118.46 237
161
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 02/09/22 EUR 430,000 130.51 561
430
Ares European CLO 11/02/22 EUR 100,000 94.47 94
110
Ashland LLC 11/22/21 456,000 86.26 393
377
Australia & New Zealand Banking Group, Ltd 03/08/23 EUR 200,000 103.60 207
217
Australia Government International Bond 01/13/23 AUD 650,000 59.76 388
373
Australia Government International Bond 03/23/23 AUD 1,000,000 101.27 1,013
1,007
Aviva PLC 01/25/23 GBP 200,000 114.97 230
220
Banco BTG Pactual SA 01/06/21 200,000 99.68 199
182
Banco BTG Pactual SA 01/28/22 200,000 96.10 192
182
Banco Mercantil del Norte SA 07/15/21 200,000 108.00 216
191
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.19 116
93
Bank of Ireland Group PLC 01/31/22 EUR 100,000 110.13 110
95
Barry Callebaut Services NV 04/24/20 200,000 100.29 200
199
BAWAG Group AG 07/13/21 EUR 200,000 127.59 255
175
Berry Global, Inc. 04/27/20 EUR 400,000 108.65 435
416
BNP Paribas SA 09/15/22 499,000 75.62 377
354
Bridgepoint Group PLC 12/01/22 EUR 100,000 102.65 103
111
British Airways Pass-Through Trust 01/30/23 EUR 200,000 92.86 186
182
British Telecommunications PLC 07/06/22 EUR 183,000 85.67 157
181
Bundesrepublik Deutschland 01/31/23 EUR 200,000 134.95 270
271
Bundesrepublik Deutschland 03/21/23 EUR 1,380,000 122.06 1,684
1,697
Bundesrepublik Deutschland 04/25/23 EUR 2,000,000 108.29 2,166
2,202
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 07/19/21 EUR 100,000 136.40 136
111
CaixaBank SA 09/24/21 EUR 400,000 113.75 455
287
Canpack SA / Canpack US LLC 03/01/23 EUR 348,000 86.49 301
306
Capital Four CLO 05/06/22 EUR 170,000 98.98 168
176
Catalent Pharma Solutions, Inc. 08/18/21 EUR 250,000 118.44 296
230
CCO Holdings LLC / CCO Holdings Capital Corp. 02/02/22 600,000 94.70 568
457
Cellnex Finance Co. SA 09/13/21 EUR 200,000 117.35 235
173
Cemex SAB de CV 07/13/21 400,000 101.48 406
335
Clearway Energy Operating LLC 07/15/21 214,000 96.32 206
183
Coca-Cola Icecek AS 03/21/22 200,000 95.09 190
176
Commerzbank AG 08/19/21 EUR 400,000 104.08 416
320
Cooperatieve Rabobank UA 07/13/21 EUR 200,000 121.57 243
178
Country Garden Holdings Co., Ltd. 06/10/21 200,000 99.35 199
91
Country Garden Holdings Co., Ltd. 08/04/21 400,000 99.67 399
252
CPPIB Capital, Inc. 04/20/23 AUD 4,000,000 67.30 2,692
2,669
Dowson 10/21/21 GBP 109,000 137.88 150
133
Dowson 03/31/22 GBP 110,000 131.36 145
135
Dryden Leveraged Loan LLC 06/08/22 EUR 150,000 98.93 148
148
Dutch Property Finance BV (DPF) 04/06/22 EUR 100,000 109.02 109
106
Electricite de France SA 02/09/22 GBP 200,000 138.59 277
222
Enel SpA 09/13/21 EUR 900,000 101.71 915
717
Energias de Portugal SA 04/26/22 EUR 200,000 85.95 172
167
Erna SRL 07/13/21 EUR 273,345 118.62 324
293
Eurofins Scientific SE 02/09/22 EUR 200,000 106.67 213
167
Eurofins Scientific SE 03/09/23 EUR 100,000 105.58 106
110
Export-Import Bank of India 07/13/21 400,000 95.18 381
326
Falabella SA 02/24/22 200,000 94.14 188
155
Fidelity Grand Harbour CLO DAC 11/09/21 EUR 150,000 115.96 174
151
FMG Resources August, Ltd. 06/08/22 156,000 97.57 152
151
France Government International Bond 07/15/22 EUR 2,990,000 123.82 3,702
3,761
France Government International Bond 10/25/22 EUR 4,100,000 117.12 4,802
5,289
France Government International Bond 02/17/23 EUR 220,000 89.01 196
203

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 317
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
France Government International Bond 02/17/23 EUR 750,000 98.70 740
766
France Government International Bond 03/21/23 EUR 2,000,000 97.39 1,948
1,955
Fresenius Medical Care AG & Co. KGaA 10/31/22 EUR 225,000 95.74 215
246
GlaxoSmithKline Capital PLC 04/17/23 GBP 100,000 88.88 89
90
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.02 345
288
Greenko Power II, Ltd. 12/07/21 191,000 100.00 191
165
Grifols Escrow Issuer SA 11/23/21 EUR 439,000 112.98 496
374
GUSAP III, LP 01/06/22 200,000 104.62 209
185
Hanesbrands, Inc. 01/17/23 200,000 93.77 188
188
Harvest CLO XXIX DAC 07/08/22 EUR 150,000 92.03 138
161
Hayfin Emerald CLO VIII DAC 11/30/21 EUR 150,000 113.41 170
139
Henley Investment Management, Ltd. 03/11/22 EUR 300,000 109.12 327
318
Henley Investment Management, Ltd. 05/11/22 EUR 100,000 90.64 91
95
Hill FL BV 04/20/23 EUR 100,000 109.64 110
110
Hops Hill No2 PLC 09/23/22 GBP 100,000 108.32 108
125
Ibercaja Banco SA 07/13/21 EUR 100,000 117.99 118
93
ICG Euro CLO 04/14/22 EUR 200,000 108.25 217
215
ICG Euro CLO 03/02/23 EUR 100,000 105.99 106
111
IHO Verwaltungs GmbH 01/31/20 EUR 250,000 112.80 282
275
Iliad SA 08/13/21 EUR 300,000 108.73 326
276
Infrastrutture Wireless Italiane SpA 07/13/21 EUR 350,000 118.67 415
328
International Consolidated Airlines Group SA 09/14/22 EUR 100,000 69.93 70
89
Intesa Sanpaolo SpA 03/14/22 EUR 450,000 94.65 426
344
Invesco Euro CLO VIII DAC 05/16/22 EUR 170,000 97.84 166
175
IQVIA, Inc. 04/11/22 EUR 575,000 100.44 578
527
Itau Unibanco Holding SA 07/13/21 200,000 99.65 199
188
Jubilee CDO VII BV 07/26/22 EUR 100,000 89.90 90
108
Jubilee CDO VII BV 07/26/22 EUR 150,000 99.22 149
166
Jubilee CLO 10/27/21 EUR 150,000 116.00 174
147
Klabin Austria GmbH 08/05/21 400,000 96.82 387
319
Kraft Heinz Foods Co. 01/13/22 GBP 491,000 134.21 623
593
La Banque Postale SA 11/09/21 EUR 200,000 111.23 222
139
Lagardere SA 11/23/21 EUR 100,000 112.57 113
108
Landeskreditbank Baden-Wuerttemberg Foerderbank 02/01/23 AUD 700,000 68.30 478
449
Landwirtschaftliche Rentenbank 12/15/22 AUD 810,000 64.18 520
515
Lanebrook Mortgage Transaction PLC 09/09/21 GBP 100,000 138.38 138
117
Level 3 Financing, Inc. 10/13/21 280,000 95.96 269
157
Levi Strauss & Co. 09/22/21 500,000 102.51 513
423
Liberty Mutual Group, Inc. 03/25/22 150,000 78.92 118
89
LKQ Italia Bondco SpA 08/03/22 EUR 100,000 103.23 103
110
Logan Group Co., Ltd. 12/16/21 200,000 99.65 199
36
Logicor Financing SARL 07/13/21 EUR 100,000 122.10 122
94
Lorca Telecom Bondco SA 08/12/21 EUR 300,000 120.31 361
304
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
101
Loxam SAS 04/20/23 EUR 150,000 104.43 157
156
Macquarie Bank, Ltd. 07/15/21 400,000 99.70 399
308
MARB BondCo PLC 07/13/21 200,000 97.28 195
147
Marks & Spencer PLC 11/03/21 GBP 400,000 127.51 510
451
Matterhorn Telecom SA 04/13/23 EUR 200,000 102.90 206
202
Millicom International Cellular SA 02/02/22 200,000 97.73 195
155
Mondi PLC 06/09/22 EUR 404,000 100.71 407
419
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.59 286
251
Netflix, Inc. 04/04/22 EUR 250,000 115.90 290
264
Network i2i, Ltd. 04/13/23 200,000 96.25 193
191
Newday Funding Master Issuer PLC 07/20/22 GBP 100,000 119.76 120
129
Nexi SpA 07/04/22 EUR 400,000 71.56 286
332
Norsk Hydro ASA 02/13/23 EUR 161,000 102.27 165
167
Northwoods Capital 26 Euro DAC 05/13/22 EUR 170,000 97.10 165
177
Novelis Corp. 07/26/21 326,000 100.00 326
273
Novelis Sheet Ingot GmbH 11/12/21 EUR 100,000 117.04 117
95
Olympus Water US Holding Corp. 11/16/21 EUR 200,000 110.80 222
161
Orbia Advance Corp. SAB de CV 05/04/22 400,000 83.57 334
325
Orsted A/S 07/13/21 GBP 400,000 112.37 450
346
Palmer Square European Loan Funding DAC 09/16/22 EUR 250,000 98.23 246
275
Palmer Square European Loan Funding DAC 02/23/23 EUR 150,000 106.02 159
164

See accompanying notes which are an integral part of the financial statements.
318 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pension Insurance Corp. PLC 01/26/22 GBP 200,000 134.16 268
191
Phoenix Group Holdings PLC 02/09/22 GBP 200,000 137.39 275
203
Post Holdings, Inc. 07/15/21 500,000 99.69 499
437
Providus CLO 10/27/21 EUR 200,000 116.00 232
197
PVH Corp. 07/26/22 EUR 125,000 99.68 125
132
QBE Insurance Group, Ltd. 10/27/21 GBP 150,000 133.25 200
149
Q-Park Holding I BV 02/09/22 EUR 190,000 105.39 200
178
Red & Black Auto Germany 09/14/22 EUR 100,000 99.80 100
110
Rockford Tower Europe CLO DAC 11/08/21 EUR 150,000 115.90 174
144
Rothesay Life PLC 10/15/21 GBP 150,000 143.24 215
173
Samhallsbyggnadsbolaget i Norden AB 07/13/21 EUR 500,000 118.69 593
204
Samhallsbyggnadsbolaget i Norden AB 04/22/22 EUR 100,000 92.07 92
40
Sappi Papier Holding GmbH 01/11/23 100,000 95.01 95
97
Sberbank of Russia Via SB Capital SA 11/18/19 200,000 100.00 200
—
Sealed Air Corp. 09/15/21 27,000 100.00 27
24
Sealed Air Corp. 03/28/22 700,000 97.76 684
654
Shimao Group Holdings, Ltd. 12/03/21 300,000 71.76 215
37
SIG Combibloc Purchase Co. 06/11/20 EUR 323,000 113.00 365
342
Smurfit Kappa Treasury ULC 05/10/22 EUR 425,000 86.19 366
347
Solvay SA 07/13/21 EUR 100,000 121.88 122
99
SPCM SA 09/09/21 214,000 100.00 214
177
SPCM SA 04/04/22 300,000 93.67 281
268
SSE PLC 09/01/22 EUR 150,000 91.90 138
151
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 98.15 196
161
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.00 192
161
Swiss Re Finance (Luxembourg) SA 07/13/21 200,000 106.11 212
180
Taylor Morrison Communities, Inc. 06/07/22 450,000 94.55 426
422
TDC Net A/S 07/12/22 EUR 150,000 97.69 147
162
Telefonica Europe BV 07/13/21 EUR 500,000 115.88 579
430
Telenet Finance Luxembourg Notes SARL 07/21/21 EUR 100,000 121.75 122
100
Telia Co. AB 06/09/22 EUR 200,000 100.86 202
194
TenneT Holding BV 07/13/21 EUR 200,000 122.91 246
205
Terna Rete Elettrica Nazionale SpA 03/21/22 EUR 300,000 99.48 292
276
TerraForm Power Operating LLC 02/10/22 500,000 99.62 498
464
Together Asset Backed Securitisation PLC 09/08/21 GBP 100,000 137.75 138
120
Trinitas Euro CLO III DAC 09/16/22 EUR 100,000 89.39 89
107
Trinitas Euro CLO III DAC 09/16/22 EUR 180,000 97.21 175
199
Trinitas Euro CLO IV DAC 02/20/23 EUR 130,000 106.84 139
143
Trivium Packaging Finance BV 07/13/21 EUR 100,000 118.84 119
101
Turk Telekomunikasyon AS 07/08/20 200,000 99.81 200
190
Twin Bridges Mortgage Trust 09/14/21 GBP 100,000 138.06 138
116
UniCredit SpA 02/08/22 EUR 200,000 100.48 201
158
UnipolSai Assicurazioni SpA 07/13/21 EUR 200,000 136.87 274
185
United Kingdom Gilt 03/01/23 GBP 250,000 110.85 277
296
United Utilities Group PLC 04/17/23 GBP 100,000 81.19 81
82
UPC Broadband Finco BV 01/06/22 450,000 101.39 456
388
Veolia Environnement SA 07/13/21 EUR 500,000 120.54 603
453
Verallia SA 02/10/22 EUR 400,000 105.49 422
356
Vmed O2 UK Financing I PLC 10/15/21 GBP 198,000 138.65 275
194
Volvo Car AB 04/24/20 EUR 150,000 107.10 161
161
Volvo Car AB 08/13/21 EUR 200,000 121.42 243
210
VZ Secured Financing BV 04/19/22 EUR 300,000 95.38 286
258
VZ Vendor Financing II BV 09/21/21 EUR 350,000 116.69 408
302
Wizz Air Finance Co. BV 03/01/23 EUR 100,000 92.62 93
97
ZF Finance GmbH 04/12/23 EUR 100,000 96.22 96
95
Zurich Finance (Ireland) Designated Activity Co. 08/12/21 200,000 100.84 202 156
57,293
For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 319
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX 90 Day Bank Accepted Bill Futures 221 AUD 218,991 09/23
27
ASX 90 Day Bank Accepted Bill Futures 279 AUD 276,484 12/23
104
ASX 90 Day Bank Accepted Bill Futures 39 AUD 38,667 06/24
(12)
ASX 90 Day Bank Accepted Bill Futures 50 AUD 49,585 09/24
1
Australia 3 Year Government Bond Futures 110 AUD 11,947 06/23
67
Australia 20 Year Government Bond Futures 51 AUD 3,417 06/23
93
Canadian 10 Year Government Bond Futures 13 CAD 1,639 06/23
45
Canadian Bankers Acceptance Futures 15 CAD 3,562 06/23
(13)
Canadian Bankers Acceptance Futures 53 CAD 12,690 03/24
(20)
Canadian Bankers Acceptance Futures 53 CAD 12,768 09/24
(6)
Euro-Bobl Futures 14 EUR 1,652 06/23
30
Long Gilt Futures 13 GBP 1,319 06/23
(17)
Three Month Euribor Futures 10 EUR 2,412 06/23
(3)
Three Month Euribor Futures 15 EUR 3,630 06/24
(4)
Three Month Euribor Futures 10 EUR 2,425 09/24
—
Three Month Euribor Futures 17 EUR 4,132 03/25
7
Three Month Euribor Futures 10 EUR 2,433 09/25
(1)
Three Month SOFR Futures 68 USD 16,136 09/23
(46)
Three Month SOFR Futures 1 USD 239 03/24
(1)
Three Month SOFR Futures 23 USD 5,523 06/24
—
Three Month SOFR Futures 38 USD 9,197 12/24
14
Three Month SOFR Futures 56 USD 13,586 06/27
9
Three Month SOFR Futures 27 USD 6,548 09/27
5
Three Month SOFR Futures 121 USD 29,320 03/28
(5)
Three Month SOFR Futures 2 USD 484 06/28
—
Three Month SONIA Index Futures 4 GBP 957 09/24
—
Three Month SONIA Index Futures 3 GBP 721 06/25
(3)
Three Month SONIA Index Futures 39 GBP 9,377 09/25
(37)
Three Month SONIA Index Futures 11 GBP 2,646 12/25
(2)
Three Month SONIA Index Futures 11 GBP 2,647 03/26
(18)
Three Month SONIA Index Futures 18 GBP 4,333 06/26
2
Three Month SONIA Index Futures 6 GBP 1,445 12/26
(5)
United States 2 Year Treasury Note Futures 58 USD 11,958 06/23
110
United States 10 Year Treasury Note Futures 91 USD 10,483 06/23
309
United States Treasury Ultra Bond Futures 44 USD 5,762 06/23 56
Short Positions
ASX 90 Day Bank Accepted Bill Futures 19 AUD 18,829 06/23
3
ASX 90 Day Bank Accepted Bill Futures 95 AUD 94,166 03/24
—
ASX 90 Day Bank Accepted Bill Futures 49 AUD 48,603 12/24
(34)
ASX 90 Day Bank Accepted Bill Futures 49 AUD 48,612 03/25
(22)
Australia 10 Year Government Bond Futures 18 AUD 2,204 06/23
(23)
Canadian 10 Year Government Bond Futures 14 CAD 1,765 06/23
(41)
Canadian Bankers Acceptance Futures 50 CAD 11,896 09/23
42
Canadian Bankers Acceptance Futures 20 CAD 4,771 12/23
(14)
Canadian Bankers Acceptance Futures 5 CAD 1,201 06/24
4
Euro-Bund Futures 77 EUR 10,438 06/23
(276)
Euro-Buxl Futures 17 EUR 2,372 06/23
77
Japanese 10-Year Mini Government Bond Fund 32 JPY 476,256 06/23
(76)
Three Month Euribor Futures 5 EUR 1,203 09/23
8
Three Month Euribor Futures 27 EUR 6,504 12/23
18

See accompanying notes which are an integral part of the financial statements.
320 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Three Month Euribor Futures 24 EUR 5,794 03/24
12
Three Month Euribor Futures 20 EUR 4,857 12/24
3
Three Month Euribor Futures 31 EUR 7,545 12/25
(29)
Three Month Euribor Futures 3 EUR 730 03/26
1
Three Month Euribor Futures 6 EUR 1,460 06/26
(2)
Three Month Euribor Futures 1 EUR 243 09/26
—
Three Month Euribor Futures 37 EUR 9,003 12/26
(6)
Three Month Euribor Futures 50 EUR 12,163 03/27
(9)
Three Month Euribor Futures 6 EUR 1,459 06/27
(1)
Three Month Euribor Futures 19 EUR 4,620 09/27
(2)
Three Month Euribor Futures 64 EUR 15,559 12/27
(6)
Three Month SOFR Futures 5 USD 1,188 06/23
1
Three Month SOFR Futures 12 USD 2,855 12/23
14
Three Month SOFR Futures 12 USD 2,895 09/24
(2)
Three Month SOFR Futures 24 USD 5,819 03/25
—
Three Month SOFR Futures 5 USD 1,214 06/25
(2)
Three Month SOFR Futures 1 USD 243 12/25
(2)
Three Month SOFR Futures 13 USD 3,157 03/26
(3)
Three Month SOFR Futures 28 USD 6,799 06/26
10
Three Month SOFR Futures 45 USD 10,925 09/26
(25)
Three Month SOFR Futures 19 USD 4,611 03/27
(11)
Three Month SOFR Futures 65 USD 15,756 12/27
(53)
Three Month SONIA Index Futures 26 GBP 6,192 09/23
8
Three Month SONIA Index Futures 36 GBP 8,589 06/24
(7)
Three Month SONIA Index Futures 20 GBP 4,797 12/24
35
Three Month SONIA Index Futures 32 GBP 7,686 03/25
32
Three Month SONIA Index Futures 13 GBP 3,133 03/27
11
Three Month SONIA Index Futures 49 GBP 11,815 06/27
29
Three Month SONIA Index Futures 24 GBP 5,789 09/27
24
United States 2 Year Treasury Note Futures 9 USD 1,856 06/23
1
United States 5 Year Treasury Note Futures 70 USD 7,682 06/23
(48)
United States 10 Year Treasury Note Futures 148 USD 17,050 06/23
(479)
United States Treasury Long Bond Futures 71 USD 9,348 06/23 (163)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (317)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group USD 4,123 JPY 550,000 06/01/23 (68)
Australia and New Zealand Banking Group AUD 1,000 USD 671 06/01/23 9
Australia and New Zealand Banking Group EUR 7,100 JPY 1,038,531 06/01/23 (360)
Australia and New Zealand Banking Group NZD 255 JPY 21,097 06/01/23 (4)
Barclays AUD 6,100 JPY 548,347 06/01/23 3
Barclays AUD 20,000 USD 14,268 05/02/23 1,034
Barclays GBP 190 JPY 31,470 06/01/23 (14)
HSBC GBP 150 USD 187 06/21/23 (2)
Northern Trust EUR 300 USD 320 06/21/23 (12)
Royal Bank of Canada USD 277 EUR 250 06/21/23 (1)
Royal Bank of Canada USD 600 EUR 550 06/21/23 9
Royal Bank of Canada USD 496 GBP 400 06/21/23 7
Royal Bank of Canada EUR 150 USD 164 06/21/23 (2)
Royal Bank of Canada GBP 160 USD 200 06/21/23 (2)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 321
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 217 EUR 200 06/21/23 4
State Street EUR 160 USD 174 06/21/23 (3)
State Street EUR 10,550 USD 11,381 06/21/23 (277)
State Street EUR 10,550 USD 11,381 06/21/23 (277)
State Street GBP 4,250 USD 5,177 06/21/23 (170)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (126)
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
Barclays
USD 5,732 plus [USD 3 Month
SOFR - 0.051%]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR]
(2)
01/27/27
(225) 108 (117)
Barclays
USD 949 plus [USD 3 Month
SOFR - 0.061%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/14/27
(2) (4) (6)
Barclays
USD 973 plus [USD 3 Month
SOFR - 0.061%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/17/27
— 20 20
BNP Paribas
USD 10,892 plus [USD 3 Month
SOFR - 0.054%]
(2)
JPY 1,420,100 plus [JPY 3 Month
TONAR]
(2)
02/02/27
— 525 525
BNP Paribas
USD 5,489 plus [USD 3 Month
SOFR - 0.055%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
— 314 314
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 0.033%]
(2)
USD 15,101 plus [USD 3 Month
LIBOR]
(2)
10/25/31
(128) (193) (321)
JPMorgan Chase
AUD 30,000 plus [AUD 3 Month
BBSW + 0.001%]
(2)
USD 21,273 plus [USD 3 Month
SOFR]
(2)
02/01/26
— (1,538) (1,538)
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 0.030%]
(2)
USD 22,399 plus [USD 3 Month
LIBOR]
(2)
10/06/31
— (695) (695)
JPMorgan Chase
USD 15,101 plus [USD 3 Month
LIBOR + 0.021%]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW]
(2)
10/25/26
91 235 326
JPMorgan Chase
USD 21,273 plus [USD 3 Month
SOFR]
(2)
AUD 30,000 plus [AUD 3 Month
BBSW - 0.002%]
(2)
02/01/25
— 1,538 1,538
JPMorgan Chase
USD 22,399 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 0.193%]
(2)
10/06/26
— 654 654
JPMorgan Chase
USD 5,489 plus [USD 3 Month
SOFR - 0.055%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
37 286 323
Morgan Stanley
CAD 1,700 plus [CAD 3 Month
CDOR - 0.039%]
(2)
USD 1,271 plus [CAD 3 Month
CDOR]
(2)
01/17/27
— (15) (15)
Morgan Stanley
CAD 1,700 plus [CAD 3 Month
CDOR - 0.040%]
(2)
USD 1,260 plus [CAD 3 Month
CDOR]
(2)
01/13/27
— (5) (5)
Morgan Stanley
CAD 3,400 plus [CAD 3 Month
CDOR - 0.039%]
(2)
USD 2,536 plus [CAD 3 Month
CDOR]
(2)
01/19/27
4 (24) (20)
Morgan Stanley
CAD 3,400 plus [CAD 3 Month
CDOR - 0.039%]
(2)
USD 2,540 plus [CAD 3 Month
CDOR]
(2)
01/20/27
— (29) (29)
Morgan Stanley
USD 1,047 plus [USD 3 Month
SOFR]
(2)
CAD 1,400 plus [CAD 3 Month
CDOR - 0.042%]
(2)
01/17/33
— 12 12
Morgan Stanley
USD 1,718 plus [USD 3 Month
SOFR]
(2)
CAD 2,300 plus [CAD 3 Month
CDOR - 0.053%]
(2)
01/20/24
— 20 20
Morgan Stanley
USD 1,790 plus [USD 3 Month
SOFR]
(2)
CAD 2,400 plus [CAD 3 Month
CDOR - 0.053%]
(2)
01/19/24
(3) 18 15
Morgan Stanley
USD 224 plus [USD 3 Month
SOFR]
(2)
CAD 300 plus [CAD 3 Month
CDOR - 0.053%]
(2)
01/17/24
— 3 3
Morgan Stanley
USD 297 plus [USD 3 Month
SOFR]
(2)
CAD 400 plus [CAD 3 Month
CDOR - 0.054%]
(2)
01/13/24
— 1 1
Morgan Stanley
USD 821 plus [USD 3 Month
SOFR]
(2)
CAD 1,100 plus [CAD 3 Month
CDOR - 0.040%]
(2)
01/19/33
(1) 6 5
Morgan Stanley
USD 822 plus [USD 3 Month
SOFR]
(2)
CAD 1,100 plus [CAD 3 Month
CDOR - 0.039%]
(2)
01/20/33
— 7 7
Morgan Stanley
USD 964 plus [USD 3 Month
SOFR]
(2)
CAD 1,300 plus [CAD 3 Month
CDOR - 0.043%]
(2)
01/13/33
— 4 4

See accompanying notes which are an integral part of the financial statements.
322 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
Royal Bank of
Canada
AUD 1,100 plus [AUD 3 Month
BBSW + 0.011%]
(2)
USD 744 plus [USD 3 Month
SOFR]
(2)
04/06/33
— (19) (19)
Royal Bank of
Canada
AUD 18,600 plus [AUD 3 Month
BBSW]
(2)
USD 12,574 plus [USD 3 Month
SOFR]
(2)
04/06/24
— (324) (324)
Royal Bank of
Canada
USD 4,529 plus [USD 3 Month
SOFR]
(2)
AUD 6,700 plus [AUD 3 Month
BBSW + 0.006%]
(2)
04/06/27
— 116 116
Total Open Currency Swap Contracts (å)
(227) 1,021 794
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America AUD 75,500 3.410%
(4)
12 Month AONIA
(4)
06/08/23
6 (33) (27)
Bank of America AUD 75,500 12 Month AONIA
(4)
3.410%
(4)
06/08/23
— 24 24
Bank of America CAD 9,700
3 Month Canadian
Dealer Offered Rate
(3)
1.785%
(3)
06/16/23
— 114 114
Bank of America EUR 18,000 6 Month EURIBOR
(3)
0.014%
(3)
07/05/23
— 271 271
Bank of America AUD 20,000 12 Month AONIA
(4)
3.883%
(4)
09/07/23
— (7) (7)
Bank of America AUD 12,000 12 Month AONIA
(4)
3.910%
(4)
12/07/23
— (6) (6)
Bank of America AUD 76,000 12 Month AONIA
(4)
3.563%
(4)
12/07/23
— 7 7
Bank of America AUD 77,000 12 Month AONIA
(4)
3.505%
(4)
12/07/23
— 14 14
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/24
— (357) (357)
Bank of America AUD 12,000 12 Month AONIA
(4)
3.625%
(4)
03/07/24
— (2) (2)
Bank of America AUD 21,000 12 Month AONIA
(4)
3.488%
(4)
03/07/24
— 1 1
Bank of America AUD 24,000 12 Month AONIA
(4)
3.683%
(4)
03/07/24
— (6) (6)
Bank of America AUD 24,000 12 Month AONIA
(4)
3.635%
(4)
03/07/24
— (5) (5)
Bank of America AUD 40,000 12 Month AONIA
(4)
3.840%
(4)
03/07/24
— (21) (21)
Bank of America AUD 49,000 12 Month AONIA
(4)
3.693%
(4)
03/07/24
— (14) (14)
Bank of America AUD 84,000 12 Month AONIA
(4)
3.505%
(4)
03/07/24
— 1 1
Bank of America AUD 100,000 12 Month AONIA
(4)
3.823%
(4)
03/07/24
— (50) (50)
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/18/24
— (166) (166)
Bank of America GBP 29,000 0.960%
(4)
12 Month SONIA
(4)
08/07/25
— (2,326) (2,326)
Bank of America GBP 36,000 12 Month SONIA
(4)
2.394%
(4)
09/18/25
— 639 639
Bank of America USD 4,000 12 Month SOFR
(4)
3.716%
(4)
09/30/25
— (29) (29)
Bank of America AUD 8,000 3 Month BBSW
(2)
3.569%
(2)
12/15/25
— (21) (21)
Bank of America GBP 4,000 12 Month SONIA
(4)
3.760%
(4)
12/18/25
— 5 5
Bank of America CAD 28,200
3 Month Canadian
Dealer Offered Rate
(3)
2.306%
(3)
01/17/26
— 146 146
Bank of America AUD 20,000 12 Month AONIA
(4)
3.443%
(4)
02/03/26
— (46) (46)
Bank of America AUD 23,000 3.330%
(2)
3 Month BBSW
(2)
03/22/26
— (25) (25)
Bank of America AUD 23,000 3 Month AONIA
(2)
3.100%
(2)
03/22/26
— 71 71
Bank of America CAD 28,200 2.920%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/28/26
— 1 1
Bank of America CAD 10,000
3 Month Canadian
Dealer Offered Rate
(3)
1.828%
(3)
12/16/26
— 145 145

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 323
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 10,400 3.600%
(4)
12 Month SOFR
(4)
12/17/26
— 77 77
Bank of America GBP 6,000 4.020%
(4)
12 Month SONIA
(4)
12/18/26
— 33 33
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
— 205 205
Bank of America GBP 6,000 12 Month SONIA
(4)
1.044%
(4)
02/18/27
— 849 849
Bank of America AUD 75,000 6 Month BBSW
(3)
2.600%
(3)
03/04/27
702 (379) 323
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
3.092%
(3)
04/21/27
— (79) (79)
Bank of America CAD 19,000 3.092%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/21/27
65 14 79
Bank of America USD 15,000 2.622%
(4)
12 Month SOFR
(4)
04/22/27
— (43) (43)
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
2.665%
(3)
04/27/27
— (4) (4)
Bank of America EUR 22,000 2.301%
(4)
6 Month EURIBOR
(3)
07/06/27
— (90) (90)
Bank of America USD 25,400 12 Month SOFR
(4)
3.544%
(4)
12/16/27
— (186) (186)
Bank of America EUR 24,000 6 Month EURIBOR
(3)
2.630%
(4)
02/08/28
— 29 29
Bank of America EUR 24,000 2.728%
(4)
6 Month EURIBOR
(3)
02/08/28
— (7) (7)
Bank of America USD 11,000 12 Month SOFR
(4)
2.780%
(4)
04/24/28
— (3) (3)
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/16/28
— (79) (79)
Bank of America CAD 20,000 3.260%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/20/29
— 119 119
Bank of America EUR 7,000 6 Month EURIBOR
(3)
2.502%
(4)
09/21/29
— 36 36
Bank of America USD 16,100 12 Month SOFR
(4)
3.760%
(4)
12/15/29
— (237) (237)
Bank of America EUR 2,000 6 Month EURIBOR
(3)
2.453%
(4)
12/18/29
— 33 33
Bank of America EUR 2,000 6 Month EURIBOR
(3)
2.487%
(3)
12/18/29
— 28 28
Bank of America EUR 11,000 2.660%
(4)
6 Month EURIBOR
(3)
02/07/30
— (33) (33)
Bank of America USD 27,000 2.880%
(4)
12 Month SOFR
(4)
04/24/30
— (1) (1)
Bank of America JPY 540,000 0.724%
(4)
12 Month TONAR
(4)
12/17/30
— 20 20
Bank of America CAD 1,000 2.568%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/32
— (12) (12)
Bank of America AUD 56,000 3 Month BBSW
(2)
6 Month BBSW
(2)
04/06/32
— (17) (17)
Bank of America EUR 30,000 6 Month EURIBOR
(3)
3 Month EURIBOR
(3)
05/02/32
— (26) (26)
Bank of America EUR 2,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/05/32
— (1) (1)
Bank of America EUR 7,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/11/32
— (5) (5)
Bank of America AUD 10,000 6 Month BBSW
(3)
4.503%
(3)
11/26/32
— (35) (35)
Bank of America USD 3,800 3.565%
(4)
12 Month SOFR
(4)
12/15/32
— 92 92
Bank of America AUD 36,000 6 Month BBSW
(3)
3 Month BBSW
(3)
12/15/32
— 47 47
Bank of America GBP 3,000 3.012%
(4)
12 Month SONIA
(4)
12/19/32
— (26) (26)
Bank of America AUD 16,000 6 Month BBSW
(2)
3 Month BBSW
(2)
12/23/32
— 21 21
Bank of America EUR 5,000 2.954%
(4)
6 Month EURIBOR
(3)
12/27/32
— 13 13
Bank of America EUR 4,000 6 Month EURIBOR
(3)
2.797%
(4)
02/28/33
— 71 71
Bank of America AUD 31,000 6 Month BBSW
(3)
4.392%
(3)
03/22/33
— (27) (27)
Bank of America JPY 289,000 1.177%
(4)
12 Month TONAR
(4)
04/19/33
— 10 10
Bank of America GBP 1,500 12 Month SONIA
(4)
3.635%
(4)
04/20/33
— 8 8
Bank of America USD 21,000 12 Month SOFR
(4)
3.060%
(4)
04/24/33
— (10) (10)

See accompanying notes which are an integral part of the financial statements.
324 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 17,300 2.703%
(4)
12 Month SOFR
(4)
06/18/33
— (100) (100)
Bank of America AUD 26,000 6 Month BBSW
(3)
4.424%
(3)
01/30/34
— (16) (16)
Bank of America EUR 6,000 2.677%
(4)
6 Month EURIBOR
(3)
09/21/34
— (82) (82)
Bank of America USD 1,000 3.145%
(4)
12 Month SOFR
(4)
09/28/34
— 3 3
Bank of America AUD 13,000 4.588%
(3)
6 Month BBSW
(3)
11/02/34
— 608 608
Bank of America AUD 18,000 4.625%
(3)
6 Month BBSW
(3)
11/24/34
— 33 33
Bank of America JPY 146,000 12 Month TONAR
(4)
1.469%
(4)
01/31/35
— (21) (21)
Bank of America EUR 17,000 6 Month EURIBOR
(3)
3.046%
(4)
04/06/35
— 18 18
Bank of America USD 15,000 3.230%
(4)
12 Month SOFR
(4)
04/25/35
— 6 6
Bank of America USD 1,000 1.875%
(4)
12 Month SOFR
(4)
01/26/37
— (46) (46)
Bank of America EUR 9,000 1.410%
(4)
6 Month EURIBOR
(3)
03/15/37
— (591) (591)
Bank of America EUR 15,000 6 Month EURIBOR
(3)
2.650%
(4)
09/20/37
— 132 132
Bank of America GBP 3,000 3.310%
(4)
12 Month SONIA
(4)
02/03/38
— (148) (148)
Bank of America USD 9,400 3.422%
(4)
12 Month SOFR
(4)
03/03/38
— 66 66
Bank of America USD 2,600 12 Month SOFR
(4)
3.170%
(4)
03/16/38
— 4 4
Bank of America USD 7,300 12 Month SOFR
(4)
3.190%
(4)
03/16/38
— 6 6
Bank of America EUR 21,000 2.908%
(4)
6 Month EURIBOR
(3)
04/06/38
— (42) (42)
Bank of America JPY 325,000 12 Month TONAR
(4)
1.390%
(4)
04/19/38
— (14) (14)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.828%
(4)
03/16/42
— 59 59
Bank of America EUR 2,000 2.123%
(4)
6 Month EURIBOR
(3)
09/21/42
— (23) (23)
Bank of America EUR 5,000 6 Month EURIBOR
(3)
1.796%
(4)
09/21/42
— 113 113
Bank of America USD 1,300 12 Month SOFR
(4)
3.200%
(4)
12/23/42
(13) 9 (4)
Bank of America USD 3,000 3.077%
(4)
12 Month SOFR
(4)
12/23/42
— (46) (46)
Bank of America EUR 1,000 2.120%
(4)
6 Month EURIBOR
(3)
02/09/43
— (10) (10)
Bank of America USD 6,000 3.136%
(4)
12 Month SOFR
(4)
02/16/43
— 18 18
Bank of America USD 20,400 12 Month SOFR
(4)
3.140%
(4)
03/03/43
— (65) (65)
Bank of America USD 13,900 2.985%
(4)
12 Month SOFR
(4)
03/17/43
— (17) (17)
Bank of America EUR 6,000 6 Month EURIBOR
(3)
2.266%
(4)
04/06/43
— 23 23
Bank of America JPY 154,000 1.585%
(4)
12 Month TONAR
(4)
04/19/43
— 7 7
Bank of America AUD 2,000 6 Month BBSW
(3)
3 Month BBSW
(3)
03/01/48
— 9 9
Bank of America AUD 4,000 6 Month BBSW
(3)
2.872%
(3)
09/18/51
— 9 9
Bank of America EUR 7,000 1.077%
(4)
6 Month EURIBOR
(3)
11/18/51
(174) (128) (302)
Bank of America EUR 7,100 6 Month EURIBOR
(3)
1.077%
(4)
11/18/51
— 307 307
Bank of America USD 1,000 1.595%
(4)
Federal Fund
Effective Rate - 1
Year
(4)
02/24/52
— (44) (44)
Bank of America USD 800 1.580%
(4)
12 Month SOFR
(4)
03/07/52
— (36) (36)
Bank of America USD 1,600 1.554%
(4)
12 Month SOFR
(4)
03/07/52
— (74) (74)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
1.554%
(4)
06/17/52
— 45 45
Bank of America USD 1,000 12 Month SOFR
(4)
3.000%
(4)
11/07/52
— 2 2
Bank of America USD 5,000 3.338%
(4)
12 Month SOFR
(4)
11/23/52
— 328 328
Bank of America USD 5,000 12 Month SOFR
(4)
3.233%
(4)
11/23/52
(24) (201) (225)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 325
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America GBP 400 12 Month SONIA
(4)
2.892%
(4)
02/06/53
— 57 57
Bank of America USD 3,600 12 Month SOFR
(4)
2.300%
(4)
03/18/53
— 21 21
Bank of America USD 1,200
Federal Fund
Effective Rate - 1
Year
(4)
1.120%
(4)
02/24/62
— 33 33
Bank of America USD 1,000 12 Month SOFR
(4)
1.105%
(4)
03/07/62
— 28 28
Bank of America USD 2,000 12 Month SOFR
(4)
1.079%
(4)
03/07/62
— 58 58
Bank of America EUR 1,000 6 Month EURIBOR
(3)
1.066%
(4)
09/23/62
— 16 16
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.002%
(4)
03/14/72
— 235 235
Bank of America EUR 2,600 0.917%
(4)
6 Month EURIBOR
(3)
04/15/72 — (86) (86)
Total Open Interest Rate Swap Contracts (å) 562 (807) (245)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bath & Body Works, Inc. Morgan Stanley 3.446% USD 100 (1.000%)
(2)
06/20/28
11 (1) 10
Calpine Corp. Morgan Stanley 4.201% USD 270 (5.000%)
(2)
12/20/27
(8) (1) (9)
CSC Holdings, LLC Morgan Stanley 18.144% USD 395 (5.000%)
(2)
12/20/27
48 81 129
Iron Mountain Inc. Morgan Stanley 1.648% USD 79 (5.000%)
(2)
06/20/28
(11) (1) (12)
KB Home Morgan Stanley 2.005% USD 350 (5.000%)
(2)
12/20/27
(9) (36) (45)
Lennar Corp. Morgan Stanley 1.009% USD 120 (5.000%)
(2)
12/20/27
(20) (1) (21)
Marks & Spencer PLC Morgan Stanley 2.673% EUR 200 (1.000%)
(2)
06/20/28
17 (1) 16
Occidental Petroleum Corp. Morgan Stanley 0.998% USD 563 (1.000%)
(2)
06/20/27
2 (2) —
Rexel USA Morgan Stanley 2.319% EUR 200 (5.000%)
(2)
06/20/28
(26) (2) (28)
Siemens AG Morgan Stanley 0.261% EUR 75 (1.000%)
(2)
06/20/26
(2) — (2)
Tenet Healthcare Corp. Morgan Stanley 2.579% USD 100 (5.000%)
(2)
06/20/27
(6) (3) (9)
Tesco PLC Morgan Stanley 0.927% EUR 380 (1.000%)
(2)
06/20/28
4 (6) (2)
Toll Brothers Finance Corp. Morgan Stanley 1.370% USD 270 (1.000%)
(2)
12/20/27
7 (3) 4
Total Open Corporate Issues - Purchase Protection Contracts 7 24 31
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Morgan Stanley USD 4,365 (1.000%)
(2)
06/20/28
322 (63) 259
CDX NA High Yield Index Morgan Stanley USD 270 (5.000%)
(2)
06/20/28
1 (6) (5)
iTraxx Europe Crossover Index
Series 39 Morgan Stanley EUR 3,765 (5.000%)
(2)
06/20/28
(6) (128) (134)

See accompanying notes which are an integral part of the financial statements.
326 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Non Financials Series
39 Morgan Stanley EUR 6,880 (1.000%)
(2)
06/20/28
325 (33) 292
Total Open Credit Indices - Purchase Protection Contracts 642 (230) 412
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Aegon NV Goldman Sachs 1.659% EUR 200 1.000%
(2)
06/20/28
(5) (1) (6)
AES Corp. Morgan Stanley 1.382% USD 100 5.000%
(2)
06/20/28
17 — 17
AK Steel Corp. JPMorgan Chase 1.450% USD 175 5.000%
(2)
06/20/25
1 12 13
Altice France SA Morgan Stanley 9.149% EUR 213 5.000%
(2)
06/20/28
(25) (9) (34)
Anglo American PLC Morgan Stanley 1.836% EUR 500 5.000%
(2)
06/20/28
87 (4) 83
Arcelor Mittal Morgan Stanley 2.451% EUR 200 5.000%
(2)
06/20/28
30 (4) 26
AT&T, Inc. Morgan Stanley 0.762% USD 1,100 1.000%
(2)
12/20/25
2 6 8
Banco Santander SA Goldman Sachs 1.839% EUR 150 1.000%
(2)
06/20/28
(6) — (6)
Barclays PLC Goldman Sachs 2.140% EUR 400 1.000%
(2)
06/20/28
(14) (8) (22)
Bath & Body Works, Inc. Morgan Stanley 3.446% USD 550 1.000%
(2)
06/20/28
(46) (11) (57)
Calpine Corp. Morgan Stanley 4.201% USD 550 5.000%
(2)
12/20/27
5 15 20
Cellnex Telecom, SA JPMorgan Chase 2.034% EUR 250 5.000%
(2)
06/20/28
38 1 39
Cleveland-Cliffs, Inc. Morgan Stanley 3.457% USD 425 5.000%
(2)
06/20/28
38 (8) 30
CNH Industrial NV Morgan Stanley 1.344% EUR 300 5.000%
(2)
06/20/28
65 (7) 58
Crown European Holdings Bank of America 1.803% EUR 400 5.000%
(2)
06/20/28
77 (10) 67
CSC Holdings, LLC Morgan Stanley 18.144% USD 750 5.000%
(2)
12/20/27
(40) (204) (244)
Dell, Inc. Morgan Stanley 1.380% USD 650 1.000%
(2)
06/20/28
(11) — (11)
Elis Morgan Stanley 1.820% EUR 400 5.000%
(2)
06/20/28
59 8 67
Faurecia SE Goldman Sachs 3.769% EUR 150 5.000%
(2)
06/20/28
12 (2) 10
Ford Motor Co. Morgan Stanley 3.371% USD 100 5.000%
(2)
06/20/28
7 1 8
General Motors Co. Morgan Stanley 2.131% USD 500 5.000%
(2)
06/20/28
63 4 67
Iron Mountain Inc. Morgan Stanley 1.648% USD 495 5.000%
(2)
06/20/28
66 12 78
J Sainsbury PLC Morgan Stanley 1.079% EUR 400 1.000%
(2)
06/20/28
(8) 7 (1)
KB Home Morgan Stanley 2.005% USD 800 5.000%
(2)
12/20/27
19 83 102
Koninklijke KPN NV Morgan Stanley 0.638% EUR 750 1.000%
(2)
06/20/28
8 7 15
Lennar Corp. Morgan Stanley 1.009% USD 575 5.000%
(2)
12/20/27
78 22 100
Lumen Technologies, Inc. Morgan Stanley 21.642% USD 340 1.000%
(2)
12/20/27
(66) (115) (181)
Marks & Spencer PLC Morgan Stanley 2.673% EUR 200 1.000%
(2)
06/20/28
(19) 3 (16)
Navient Corp. Morgan Stanley 4.189% USD 308 5.000%
(2)
06/20/28
14 (2) 12
Nokia OYJ Morgan Stanley 1.619% EUR 500 5.000%
(2)
06/20/28
96 (7) 89
Nordstrom, Inc. Morgan Stanley 5.614% USD 200 1.000%
(2)
12/20/27
(40) 6 (34)
NRG Energy, Inc. Morgan Stanley 3.134% USD 540 5.000%
(2)
06/20/28
22 24 46
Occidental Petroleum Corp. Morgan Stanley 0.998% USD 563 1.000%
(2)
06/20/27
(6) 7 1

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 327
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
OI European Group BV JPMorgan Chase 3.405% EUR 375 5.000%
(2)
06/20/28
18 13 31
Prudential PLC Goldman Sachs 1.512% EUR 300 1.000%
(2)
06/20/28
(4) (4) (8)
PulteGroup, Inc. Morgan Stanley 1.035% USD 152 5.000%
(2)
06/20/28
26 3 29
Renault Morgan Stanley 1.806% EUR 200 1.000%
(2)
12/20/25
(4) — (4)
Rexel USA Morgan Stanley 2.319% EUR 500 5.000%
(2)
06/20/28
68 2 70
Schaeffler AG Morgan Stanley 2.083% EUR 350 5.000%
(2)
06/20/28
51 2 53
Siemens AG Morgan Stanley 0.261% EUR 150 1.000%
(2)
06/20/26
4 — 4
Stellantis NV Morgan Stanley 1.813% EUR 550 5.000%
(2)
06/20/28
94 (2) 92
Telecom Italia SpA Morgan Stanley 3.750% EUR 450 1.000%
(2)
06/20/28
(66) 8 (58)
Telefonica SA Morgan Stanley 0.570% EUR 250 1.000%
(2)
06/20/26
3 1 4
Tenet Healthcare Corp. Morgan Stanley 2.579% USD 350 5.000%
(2)
06/20/27
21 11 32
Tesco PLC Morgan Stanley 0.927% EUR 850 1.000%
(2)
06/20/28
(6) 10 4
The Goodyear Tire & Rubber Co. Morgan Stanley 4.387% USD 100 5.000%
(2)
06/20/28
3 — 3
Thyssenkrupp AG Barclays 1.562% EUR 150 1.000%
(2)
06/20/25
(11) 9 (2)
Thyssenkrupp AG Goldman Sachs 1.562% EUR 250 1.000%
(2)
06/20/25
(9) 6 (3)
Toll Brothers Finance Corp. Morgan Stanley 1.370% USD 700 1.000%
(2)
12/20/27
(50) 40 (10)
Valeo SA Morgan Stanley 3.080% EUR 250 1.000%
(2)
06/20/28
(19) (6) (25)
Verizon Communications, Inc. Morgan Stanley 0.983% USD 300 1.000%
(2)
12/20/27
(5) 6 1
Virgin Media Finance PLC Morgan Stanley 4.441% EUR 423 5.000%
(2)
06/20/28
11 3 14
Vodafone Group PLC Morgan Stanley 0.532% EUR 375 1.000%
(2)
06/20/26
6 — 6
Total Open Corporate Issues - Sell Protection Contracts 649 (72) 577
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 98 5.000%
(2)
06/20/28
1 — 1
Total Open Credit Indices - Sell Protection Contracts 1 — 1
Total Open Credit Default Swap Contracts (å) 1,299 (278) 1,021

See accompanying notes which are an integral part of the financial statements.
328 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 9,199 $ —
$ —
$ 9,199 9.1
International Debt — 14,424 —
—
14,424 14.2
Non-US Bonds — 47,439 —
—
47,439 46.7
United States Government Treasuries — 11,860 —
—
11,860 11.7
Options Purchased 52 827 — — 879 0.9
Short-Term Investments — 5,903 — 1,762 7,665 7.5
Total Investments 52 89,652 — 1,762 91,466 90.1
Other Assets and Liabilities, Net
9.9
100.0
Other Financial Instruments
Assets
Futures Contracts 1,212 — — — 1,212 1.2
Foreign Currency Exchange Contracts — 1,066 — — 1,066 1.1
Currency Swap Contracts — 3,883 — — 3,883 3.8
Interest Rate Swap Contracts — 5,776 — — 5,776 5.7
Credit Default Swap Contracts — 2,010 — — 2,010 2.0
A
Liabilities
Futures Contracts (1,529) — — — (1,529) (1.5)
Foreign Currency Exchange Contracts — (1,192) — — (1,192) (1.2)
Currency Swap Contracts — (3,089) — — (3,089) (3.0)
Interest Rate Swap Contracts — (6,021) — — (6,021) (5.9)
Credit Default Swap Contracts — (989) — — (989) (1.0)
Total Other Financial Instruments
*
$ (317) $ 1,444 $ — $ — $ 1,127
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 329
Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,209
Austria ................................................................................................
594
Belgium ..............................................................................................
398
Brazil ..................................................................................................
1,521
Canada ................................................................................................
5,889
Chile ...................................................................................................
246
China ..................................................................................................
416
Cyprus ................................................................................................
93
Denmark .............................................................................................
508
France .................................................................................................
14,704
Germany .............................................................................................
7,554
Greece ................................................................................................
89
India ...................................................................................................
813
Ireland ................................................................................................
4,561
Italy ....................................................................................................
2,425
Luxembourg .......................................................................................
1,082
Mauritius ............................................................................................
191
Mexico ...............................................................................................
851
Netherlands ........................................................................................
3,341
New Zealand ......................................................................................
312
Norway ...............................................................................................
167
Poland ................................................................................................
306
Portugal ..............................................................................................
167
Russia .................................................................................................
—
South Africa .......................................................................................
97
Spain ..................................................................................................
1,421
Sweden ...............................................................................................
809
Switzerland ........................................................................................
775
Turkey ................................................................................................
716
United Kingdom .................................................................................
3,872
United States ......................................................................................
34,339
Total Investments ............................................................................... 91,466

See accompanying notes which are an integral part of the financial statements.
330 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 879
Unrealized appreciation on foreign currency exchange contracts — 1,066 —
Variation margin on futures contracts** — — 1,212
Interest rate swap contracts, at fair value — — 5,776
Credit default swap contracts, at fair value 2,010 — —
Currency swap contracts, at fair value — 3,883 —
Total
$ 2,010 $ 4,949 $ 7,867
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1,529
Unrealized depreciation on foreign currency exchange contracts — 1,192 —
Interest rate swap contracts, at fair value — — 6,021
Credit default swap contracts, at fair value 989 — —
Currency swap contracts, at fair value — 3,089 —
Total
$ 989 $ 4,281 $ 7,550
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (775)
Futures contracts — — 1,475
Options written — — 263
Interest rate swap contracts — — 47
Credit default swap contracts 253 — —
Currency swap contracts — (95) —
Foreign currency exchange contracts — (6,655) —
Total
$ 253 $ (6,750) $ 1,010
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (585)
Futures contracts — — (973)
Options written — — (34)
Interest rate swap contracts — — (315)
Credit default swap contracts (208) — —
Currency swap contracts — 1,377 —
Foreign currency exchange contracts — 1,506 —
Total
$ (208) $ 2,883 $ (1,907)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 331
Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 879 $ — $ 879
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,066 — 1,066
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 5,776 — 5,776
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,010 — 2,010
Currency Swap Contracts Currency swap contracts, at fair value 3,883 — 3,883
Total Financial and Derivative Assets
13,614 — 13,614
Financial and Derivative Assets not subject to a netting agreement
(5,339) — (5,339)
Total Financial and Derivative Assets subject to a netting agreement
$ 8,275 $ — $ 8,275
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Australia and New Zealand Banking Group
$ 9 $ 9 $ — $ —
Bank of America
2,381 2,314 — 67
Barclays
1,057 137 — 920
BNP Paribas
840 — — 840
Goldman Sachs
57 45 — 12
JPMorgan Chase
2,939 2,554 — 385
Macquarie
25 — — 25
Morgan Stanley
833 69 764 —
Royal Bank of Canada
130 120 — 10
State Street
4 4 — —
Total
$ 8,275 $ 5,252 $ 764 $ 2,259

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
332 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,192 $ — $ 1,192
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 6,021 — 6,021
Credit Default Swap Contracts Credit default swap contracts, at fair value 989 — 989
Currency Swap Contracts Currency swap contracts, at fair value 3,089 — 3,089
Total Financial and Derivative Liabilities
11,291 — 11,291
Financial and Derivative Liabilities not subject to a netting agreement
(3,141) — (3,141)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,150 $ — $ 8,150
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Australia and New Zealand Banking Group $ 432 $ 9 $ 90 $ 333
Bank of America 3,822 2,314 1,508 —
Barclays 139 137 — 2
Goldman Sachs 45 45 — —
HSBC 2 — — 2
JPMorgan Chase 2,554 2,554 — —
Morgan Stanley 69 69 — —
Northern Trust 13 — — 13
Royal Bank of Canada 347 120 — 227
State Street 727 4 — 723
Total
$ 8,150 $ 5,252 $ 1,598 $ 1,300
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 333
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 98,308
Investments, at fair value(>) ........................................................................................................................................................
91,466
Cash .............................................................................................................................................................................................. 2,835
Foreign currency holdings(^) ....................................................................................................................................................... 3,875
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,066
Receivables:
Dividends and interest ...................................................................................................................................................... 1,020
Dividends from affiliated funds ....................................................................................................................................... 11
Investments sold ............................................................................................................................................................... 4,056
Fund shares sold ............................................................................................................................................................... 87
From broker(a)(b) ............................................................................................................................................................ 6,984
Variation margin on futures contracts .............................................................................................................................. 82
Prepaid expenses .......................................................................................................................................................................... 1
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 5,776
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,010
Currency swap contracts, at fair value(≠) .................................................................................................................................... 3,883
Total assets ...............................................................................................................................................................
123,152
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 3,210
Investments purchased ..................................................................................................................................................... 6,583

Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,192
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 6,021
Credit default swap contracts, at fair value(+) ............................................................................................................................. 989
Currency swap contracts, at fair value(≠) .................................................................................................................................... 3,089
Total liabilities ...........................................................................................................................................................
35,233
Net Assets ...............................................................................................................................................................
$ 21,649

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
334 Unconstrained Total Return Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (34,461)
Shares of beneficial interest .........................................................................................................................................................
119
Additional paid-in capital ............................................................................................................................................................
135,845
Net Assets ...............................................................................................................................................................
$ 101,503
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.48
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.81
Class A — Net assets ........................................................................................................................................................... $ 27,440
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,235
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.34
Class C — Net assets ........................................................................................................................................................... $ 139,572
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 16,732
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.52
Class M — Net assets .......................................................................................................................................................... $ 18,610,661
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,185,260
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.51
Class S — Net assets ............................................................................................................................................................ $ 43,465,828
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,104,841
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.54
Class Y — Net assets ........................................................................................................................................................... $ 39,259,367
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 4,598,477
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,883
(+)     Credit default swap contracts - premiums paid (received) $ 1,299
(•)     Interest rate swap contracts - premiums paid (received) $ 562
(>)     Investments in affiliates, U.S. Cash Management Fund $ 1,762
(≠)     Currency swap contracts - premiums paid (received) $ (227)
(a)     Receivable from Broker for Futures $ 2,870
(b)     Receivable from Broker for Swaps $ 4,114
(c)     Due to Broker for Swaps $ 3,210
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 335
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 211
Interest .............................................................................................................................................................................. 1,828
Total investment income ..............................................................................................................................................................
2,039
Expenses
Advisory fees ................................................................................................................................................................... 516
Administrative fees .......................................................................................................................................................... 25
Custodian fees .................................................................................................................................................................. 93
Distribution fees - Class A ............................................................................................................................................... —
*
Distribution fees - Class C ............................................................................................................................................... 1
Transfer agent fees - Class A ........................................................................................................................................... —
*
Transfer agent fees - Class C ........................................................................................................................................... —
*
Transfer agent fees - Class M .......................................................................................................................................... 19
Transfer agent fees - Class S ............................................................................................................................................ 45
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 54
Registration fees ............................................................................................................................................................... 36
Shareholder servicing fees - Class C ............................................................................................................................... —
*

Expense reductions .......................................................................................................................................................... (408)
Net expenses ................................................................................................................................................................................
402
Net investment income (loss) .......................................................................................................................................................
1,637
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (7,017)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 1,475
Options written ................................................................................................................................................................. 263
Foreign currency exchange contracts ............................................................................................................................... (6,655)
Interest rate swap contracts .............................................................................................................................................. 47
Credit default swap contracts ........................................................................................................................................... 253
Currency swap contracts .................................................................................................................................................. (95)
Foreign currency-related transactions .............................................................................................................................. 63
Net realized gain (loss) ................................................................................................................................................................
(11,668)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 12,22 5
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (973)
Options written ................................................................................................................................................................. (34)
Foreign currency exchange contracts ............................................................................................................................... 1,506
Interest rate swap contracts .............................................................................................................................................. (315)
Credit default swap contracts ........................................................................................................................................... (208)
Currency swap contracts .................................................................................................................................................. 1,377
Foreign currency-related transactions .............................................................................................................................. 19 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. 13,774
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,106
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,743
*      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
336 Unconstrained Total Return Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,637 $ 1,996
Net realized gain (loss) ....................................................................................................................... (11,668) 6,771
Net change in unrealized appreciation (depreciation) ........................................................................ 13,774 (21,951)
Net increase (decrease) in net assets from operations .............................................................................. 3,743 (13,184)
Distributions
To shareholders
Class A .......................................................................................................................................... (1) (1)
Class C .......................................................................................................................................... (3) (5)
Class M ......................................................................................................................................... (422) (933)
Class S .......................................................................................................................................... (1,013) (2,251)
Class Y .......................................................................................................................................... (880) (2,241)
Net decrease in net assets from distributions ............................................................................................ (2,319) (5,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (21,407) (31,211)
Total Net Increase (Decrease) in Net Assets ........................................................................
(19,983) (49,826)
Net Assets
Beginning of period .................................................................................................................................. 121,486 171,312
End of period .............................................................................................................................................
$ 101,503 $ 121,486

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 337
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold —** $ 2 4 $ 39
Proceeds from reinvestment of distributions —** 1 —** 1
Payments for shares redeemed (1) (10) (4) (37)
Net increase (decrease)
(1) (7) — ** 3
Class C
Proceeds from shares sold — — —** —***
Proceeds from reinvestment of distributions 1 3 1 5
Payments for shares redeemed — — (5) (42)
Net increase (decrease)
1 3 (4) (37)
Class M
Proceeds from shares sold 255 2,168 460 4,078
Proceeds from reinvestment of distributions 50 422 104 933
Payments for shares redeemed (962) (8,130) (870) (7,646)
Net increase (decrease)
(657) (5,540) (306) (2,635)
Class S
Proceeds from shares sold 394 3,349 1,115 9,931
Proceeds from reinvestment of distributions 120 1,012 249 2,248
Payments for shares redeemed (2,371) (20,025) (1,991) (17,409)
Net increase (decrease)
(1,857) (15,664) (627) (5,230)
Class Y
Proceeds from shares sold 58 498 120 1,073
Proceeds from reinvestment of distributions 104 880 248 2,241
Payments for shares redeemed (186) (1,577) (3,136) (26,626)
Net increase (decrease)
(24) (199) (2,768) (23,312)
Total increase (decrease)
(2,53 8 ) $ (21,407) (3,705) $ (31,211)
**     Less than 500 shares.
***     Less than $500.

See accompanying notes which are an integral part of the financial statements.
338 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 8.38 .12 .16 .28 (.18) —
October 31, 2022 9.41 .08 (.83) (.75) (.28) —
October 31, 2021 9.44 .06 .09 .15 (.18) —
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
Class C
April 30, 2023* 8.26 .09 .16 .25 (.17) —
October 31, 2022 9.32 .02 (.83) (.81) (.25) —
October 31, 2021 9.38 (.01) .09 .08 (.14) —
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
Class M
April 30, 2023* 8.41 .13 .17 .30 (.19) —
October 31, 2022 9.43 .12 (.83) (.71) (.31) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
Class S
April 30, 2023* 8.40 .13 .17 .30 (.19) —
October 31, 2022 9.43 .11 (.84 ) (.73 ) (.30) —
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
Class Y
April 30, 2023* 8.42 .14 .17 .31 (.19) —
October 31, 2022 9.45 .12 (.84) (.72) (.31) —
October 31, 2021 9.46 .15 .05 .20 (.21) —
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 339
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.18) 8.48 3.29 27 1.89 1.12 2.82 126
(.28) 8.38 (8.18) 34 1.73 1.12 . 96 158
(.18) 9.41 1.54 36 1.68 1.12 .64 275
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.17) 8.34 2.94 140 2.65 1.87 2.12 126
(.25) 8.26 (8.89) 135 2.48 1.87 . 21 158
(.14) 9.32 .85 193 2.43 1.87 (.07) 275
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.19) 8.52 3.58 18,611 1.64 .77 3.17 126
(.31) 8.41 (7.76) 23,899 1. 48 .77 1. 35 158
(.20) 9.43 1.92 29,701 1.44 .77 .91 275
(.29) 9.45 (2.79) 15,397 1.37 .77 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.19) 8.51 3.43 43,466 1.64 .87 3.06 126
(.30) 8.40 (7.93) 58,510 1.48 .87 1.2 3 158
(.20) 9.43 1.84 71,579 1.43 .87 .89 275
(.28) 9.45 (2.96) 81,559 1.37 .87 1.44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.19) 8.54 3.59 39,259 1.45 .67 3.31 126
(.31) 8.42 (7.79) 38,908 1.28 .67 1.3 8 158
(.21) 9.45 2.09 69,803 1.17 .67 1.59 275
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 186
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
340 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 16,405
Administrative fees 4,054
Distribution fees 92
Shareholder servicing fees 29
Transfer agent fees 8,897
Trustee fees 1,499
$ 30,976
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,855 $ 98,487 $ 130,581 $ (2) $ 3 $ 1,762 $ 211 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 100,480,328 $ 94,352,767 $ (102,503,800) $ (8,151,033)

Strategic Bond Fund 341
Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,067.30 $ 1,020.63
Expenses Paid During Period* $ 4.31 $ 4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,063.60 $ 1,016.91
Expenses Paid During Period* $ 8.14 $ 7.95
* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.10 $ 1,022.46
Expenses Paid During Period* $ 2.41 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

342 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.00 $ 1,022.51
Expenses Paid During Period* $ 2.36 $ 2.31
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,067.60 $ 1,021.97
Expenses Paid During Period* $ 2.92 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,069.10 $ 1,022.66
Expenses Paid During Period* $ 2.21 $ 2.16
* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 343
Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.5%
Asset-Backed Securities - 2.8%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 5,007 4,978
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,134
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 10,967
CIFC Funding, Ltd.
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 8,044 7,942
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 394 390
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,915 7,197
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
6.320% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,085
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,681 2,909
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,201 2,623
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,650 2,553
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,096
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 330 366
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 261 259
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 495 485
Option One Mortgage Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,147 2,036
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,904 2,722
71,742
Corporate Bonds and Notes - 22.8%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 2,691 2,598
3.200% due 11/21/29 810 749
4.050% due 11/21/39 560 495
Africa Finance Corp.
3.125% due 06/16/25(Þ) 2,500 2,314
Series REGS
4.375% due 04/17/26(Þ) 2,359 2,206
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 4,240 3,811
Series REGS
2.634% due 05/17/26 (Þ) 3,149 2,830
Agilent Technologies, Inc.
3.050% due 09/22/26 3,301 3,131
Air Lease Corp.
3.375% due 07/01/25 620 594
1.875% due 08/15/26 90 80
5.850% due 12/15/27 800 810
5.300% due 02/01/28 580 574
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,819 3,330
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 177 172
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 900 885
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 400 308
3.000% due 05/18/51 480 300
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,487
Altria Group, Inc.
4.800% due 02/14/29 2,942 2,921
2.450% due 02/04/32 700 557
3.400% due 02/04/41 500 354
3.875% due 09/16/46 260 186
5.950% due 02/14/49 170 160
Amazon.com, Inc.
2.100% due 05/12/31 280 240
3.600% due 04/13/32 250 238
2.500% due 06/03/50 340 230
3.950% due 04/13/52 110 97
Series WI
3.875% due 08/22/37 270 253
4.250% due 08/22/57 110 100
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 1,040 1,144
5.500% due 04/20/26 (Þ) 500 491

See accompanying notes which are an integral part of the financial statements.
344 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/15/28 (Þ) 580 564
American Airlines Pass-Through Trust
Series A
2.875% due 07/11/34 650 544
Series AA
3.575% due 01/15/28 672 620
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 362 348
Series AA Class AA
3.650% due 02/15/29 4,625 4,235
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 170 143
American Homes 4 Rent, LP
2.375% due 07/15/31 3,981 3,197
American Tower Corp.
2.950% due 01/15/25 2,877 2,770
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 350 296
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 337
Ameriprise Financial, Inc.
5.150% due 05/15/33 710 715
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 260 200
3.833% due 03/11/51 (Þ) 220 144
Amgen, Inc.
4.400% due 05/01/45 180 159
5.650% due 03/02/53 630 653
5.750% due 03/02/63 230 238
Series WI
4.663% due 06/15/51 110 100
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 290 298
Aon Corp.
8.205% due 01/01/27 1,109 1,131
Apache Corp.
7.750% due 12/15/29 70 74
5.100% due 09/01/40 874 749
4.750% due 04/15/43 100 78
4.250% due 01/15/44 120 86
5.350% due 07/01/49 794 616
Apple, Inc.
0.700% due 02/08/26 2,982 2,723
2.650% due 05/11/50 240 170
Archer-Daniels-Midland Co.
2.500% due 08/11/26 3,298 3,130
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,244
AT&T, Inc.
1.700% due 03/25/26 3,476 3,210
4.250% due 03/01/27 200 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 01/15/28 1,260 1,315
4.500% due 05/15/35 290 273
4.800% due 06/15/44 251 229
4.350% due 06/15/45 47 40
3.500% due 02/01/61 360 254
Series WI
2.550% due 12/01/33 120 97
6.375% due 03/01/41 140 152
3.500% due 09/15/53 550 394
3.550% due 09/15/55 150 106
3.800% due 12/01/57 1,400 1,028
Athene Holding, Ltd.
4.125% due 01/12/28 3,015 2,743
Avery Dennison Corp.
2.650% due 04/30/30 3,737 3,202
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 480 474
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 280 275
0.981% due 09/25/25 (SOFR +
0.910%)(Ê) 2,998 2,802
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 530 515
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,110 928
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,073
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,160 979
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,230 1,173
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,220 932
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 590 454
Series MTN
4.000% due 01/22/25 120 118
4.450% due 03/03/26 160 158
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 105
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.210%)(Ê) 70 65
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 174
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 1,180 941
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 7
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 52
Bank of New York Mellon Corp. (The)
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 200 214

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 345
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.706% due 02/01/34 (SOFR +
1.512%)(Ê) 80 79
BAT Capital Corp.
Series WI
3.557% due 08/15/27 300 281
Becton Dickinson and Co.
4.685% due 12/15/44 70 65
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,799
Berkshire Hathaway Finance Corp.
2.875% due 03/15/32 3,443 3,119
Berkshire Hathaway, Inc.
3.125% due 03/15/26 3,195 3,117
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 540 514
BlackRock TCP Capital Corp.
3.900% due 08/23/24 3,732 3,608
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 910 949
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 670 671
6.625% due 07/15/26 (Þ) 150 147
Boardwalk Pipelines, LP
4.800% due 05/03/29 1,963 1,942
Boeing Co. (The)
4.875% due 05/01/25 800 799
2.196% due 02/04/26 370 344
2.700% due 02/01/27 140 130
2.800% due 03/01/27 150 138
3.200% due 03/01/29 350 321
5.150% due 05/01/30 500 504
3.250% due 02/01/35 300 245
5.705% due 05/01/40 340 341
3.750% due 02/01/50 390 293
3.950% due 08/01/59 690 508
5.930% due 05/01/60 40 40
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 274
BP Capital Markets America, Inc.
3.000% due 02/24/50 410 294
Brandywine Operating Partnership, LP
3.950% due 11/15/27 3,227 2,464
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 149
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 80
Series WI
3.900% due 02/20/28 1,305 1,296
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 630 479
Brown & Brown, Inc.
4.200% due 09/15/24 1,640 1,621
Buckeye Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.350% due 10/15/24 229 223
3.950% due 12/01/26 529 481
5.850% due 11/15/43 236 182
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 2,914 2,781
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 220 204
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 110
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 3,061
5.817% due 02/01/34 (SOFR +
2.600%)(Ê) 310 302
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,385
Carrier Global Corp.
Series WI
2.700% due 02/15/31 3,666 3,149
3.577% due 04/05/50 110 82
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 42
Series WI
4.500% due 05/01/32 770 616
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,188
Centene Corp.
Series WI
4.250% due 12/15/27 280 268
4.625% due 12/15/29 150 141
3.375% due 02/15/30 90 79
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 270 277
4.500% due 04/01/44 430 398
5.300% due 04/01/53 20 21
Charles Schwab Corp. (The)
4.200% due 03/24/25 2,860 2,811
2.000% due 03/20/28 270 236
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 552
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 520 400
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 290 243
5.050% due 03/30/29 460 446
3.500% due 06/01/41 380 260
3.500% due 03/01/42 260 176
5.750% due 04/01/48 40 34

See accompanying notes which are an integral part of the financial statements.
346 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 04/01/61 230 141
3.950% due 06/30/62 120 74
Series WI
4.908% due 07/23/25 3,513 3,480
3.750% due 02/15/28 10 9
6.384% due 10/23/35 70 69
6.484% due 10/23/45 60 56
6.834% due 10/23/55 80 76
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 3,187 3,201
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 200 167
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 2,864 2,730
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 1,200 1,188
Chevron Corp.
1.554% due 05/11/25 2,782 2,630
0.687% due 08/12/25 2,889 2,659
2.343% due 08/12/50 370 243
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 160 159
Cigna Corp.
2.400% due 03/15/30 140 121
3.200% due 03/15/40 260 205
Series WI
4.375% due 10/15/28 950 944
4.800% due 08/15/38 90 87
Cimarex Energy Co.
4.375% due 03/15/29 500 434
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 2,270 2,130
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 180 173
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 281
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 430 377
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 288
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 660 548
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 490 441
8.125% due 07/15/39 965 1,247
4.650% due 07/23/48 85 78
Series Y
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 750 617
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 3,079 2,814
Citizens Financial Group, Inc.
2.500% due 02/06/30 3,717 2,982
Clorox Co. (The)
1.800% due 05/15/30 480 400
Coca-Cola Co. (The)
3.450% due 03/25/30 2,880 2,771
1.375% due 03/15/31 180 148
4.125% due 03/25/40 160 150
Comcast Corp.
3.150% due 03/01/26 2,870 2,788
3.400% due 04/01/30 130 122
4.250% due 10/15/30 190 188
7.050% due 03/15/33 530 629
3.250% due 11/01/39 180 146
3.750% due 04/01/40 70 60
3.400% due 07/15/46 50 39
4.000% due 03/01/48 90 76
Series WI
2.887% due 11/01/51 363 248
2.937% due 11/01/56 109 72
2.987% due 11/01/63 334 216
CommonSpirit Health
2.782% due 10/01/30 170 146
4.350% due 11/01/42 50 44
3.910% due 10/01/50 150 119
Commonwealth Edison Co.
6.450% due 01/15/38 340 394
Conagra Brands, Inc.
4.600% due 11/01/25 2,759 2,741
Consumers Energy Co.
2.500% due 05/01/60 110 65
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 710 636
2.875% due 04/01/32 (Þ) 170 134
Series WI
4.375% due 01/15/28 200 190
Corporate Office Properties Trust
2.000% due 01/15/29 4,032 3,115
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 320 308
4.375% due 03/15/29 540 519
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 374
CVS Health Corp.
3.625% due 04/01/27 150 145
4.300% due 03/25/28 91 90
3.250% due 08/15/29 385 355
3.750% due 04/01/30 140 131

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 09/15/31 260 213
4.780% due 03/25/38 690 659
4.125% due 04/01/40 180 154
DCP Midstream Operating, LP
3.250% due 02/15/32 330 282
6.450% due 11/03/36 (Þ) 200 210
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 140 164
Delta Air Lines, Inc.
2.900% due 10/28/24 680 656
7.375% due 01/15/26 460 485
3.750% due 10/28/29 70 63
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 467 458
4.750% due 10/20/28 (Þ) 640 622
Devon Energy Corp.
5.850% due 12/15/25 210 214
7.875% due 09/30/31 20 23
5.600% due 07/15/41 340 331
5.000% due 06/15/45 360 322
Series WI
5.250% due 10/15/27 91 91
5.875% due 06/15/28 519 526
4.500% due 01/15/30 310 297
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,700
Diamondback Energy, Inc.
3.500% due 12/01/29 740 684
4.400% due 03/24/51 320 260
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 500 355
Dollar General Corp.
4.625% due 11/01/27 3,138 3,152
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 240 219
DPL, Inc.
Series AI
4.350% due 04/15/29 499 450
DR Horton, Inc.
2.500% due 10/15/24 2,830 2,728
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 505
Duke Energy Carolinas LLC
6.100% due 06/01/37 420 462
Duke Energy Indiana LLC
5.400% due 04/01/53 150 155
Series YYY
3.250% due 10/01/49 290 214
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 134
2.125% due 06/01/30 100 85
5.250% due 04/01/33 280 291
Edison International
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 04/15/25 510 508
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 360 321
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 310 265
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,000 1,065
Elevance Health, Inc.
3.500% due 08/15/24 3,170 3,111
4.101% due 03/01/28 160 158
4.100% due 05/15/32 680 653
5.500% due 10/15/32 570 602
4.375% due 12/01/47 40 36
Eli Lilly & Co.
4.950% due 02/27/63 140 146
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,381
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 119
Energy Transfer, LP
2.900% due 05/15/25 100 95
5.500% due 06/01/27 560 568
3.750% due 05/15/30 400 368
5.300% due 04/01/44 50 44
6.250% due 04/15/49 120 119
Series 10Y
4.950% due 06/15/28 160 159
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 336
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 970 853
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 1,490 1,255
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 168
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 550 542
EnLink Midstream Partners, LP
4.150% due 06/01/25 487 471
5.050% due 04/01/45 347 275
5.450% due 06/01/47 93 78
Enterprise Products Operating LLC
3.700% due 02/15/26 2,823 2,770
4.150% due 10/16/28 320 315

See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 01/31/30 220 197
7.550% due 04/15/38 40 47
5.700% due 02/15/42 140 143
4.850% due 03/15/44 160 149
3.700% due 01/31/51 160 123
3.300% due 02/15/53 70 50
3.950% due 01/31/60 250 195
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,060 864
Series D
6.875% due 03/01/33 770 884
EOG Resources, Inc.
4.375% due 04/15/30 300 301
4.950% due 04/15/50 10 10
EPR Properties Co.
4.500% due 06/01/27 3,000 2,671
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 130 130
Series 30Y
6.500% due 07/15/48 399 302
EQT Corp.
5.678% due 10/01/25 350 349
3.125% due 05/15/26 (Þ) 250 232
3.900% due 10/01/27 320 303
7.000% due 02/01/30 170 179
3.625% due 05/15/31 (Þ) 110 96
Equifax, Inc.
2.350% due 09/15/31 670 541
Equities Corp.
6.125% due 02/01/25 560 561
Extra Space Storage, LP
3.900% due 04/01/29 180 169
Exxon Mobil Corp.
2.992% due 03/19/25 3,591 3,497
4.227% due 03/19/40 90 85
4.114% due 03/01/46 250 225
4.327% due 03/19/50 60 56
3.452% due 04/15/51 110 88
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 2,719 2,766
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 150 149
Fifth Third Bancorp
Series BKNT
3.850% due 03/15/26 3,068 2,890
FirstEnergy Corp.
2.050% due 03/01/25 259 245
Series A
1.600% due 01/15/26 927 849
Series B
3.900% due 07/15/27 60 58
2.250% due 09/01/30 371 306
Series C
4.850% due 07/15/47 295 272
3.400% due 03/01/50 497 348
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 346
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 840 686
Florida Power & Light Co.
3.150% due 10/01/49 150 113
Ford Holdings LLC
9.300% due 03/01/30 266 303
Ford Motor Co.
6.950% due 03/06/26 1,500 1,514
7.450% due 07/16/31 326 343
4.750% due 01/15/43 779 585
7.400% due 11/01/46 84 86
5.291% due 12/08/46 274 222
Ford Motor Credit Co. LLC
3.664% due 09/08/24 1,060 1,023
2.300% due 02/10/25 850 791
5.125% due 06/16/25 540 526
4.125% due 08/17/27 280 257
5.113% due 05/03/29 1,014 945
Series GMTN
4.389% due 01/08/26 281 267
Fortive Corp.
Series WI
3.150% due 06/15/26 3,263 3,120
Fox Corp.
Series WI
5.476% due 01/25/39 230 218
Freeport-McMoRan, Inc.
5.400% due 11/14/34 450 444
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 332
FS KKR Capital Corp.
3.400% due 01/15/26 3,098 2,825
General Dynamics Corp.
3.250% due 04/01/25 2,683 2,615
4.250% due 04/01/40 410 383
4.250% due 04/01/50 80 74
General Motors Co.
6.125% due 10/01/25 480 489
5.600% due 10/15/32 400 392
6.250% due 10/02/43 100 97
6.750% due 04/01/46 40 40
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,360 1,237
Georgia Power Co.
Series A
2.200% due 09/15/24 3,322 3,197
Gilead Sciences, Inc.
3.650% due 03/01/26 3,180 3,110
5.650% due 12/01/41 150 161
Global Marine, Inc.
7.000% due 06/01/28 560 452

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,155
5.300% due 01/15/29 1,806 1,742
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 3,051 2,792
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 180 177
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 510 486
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.158%)(Ê) 550 518
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.301%)(Ê) 120 115
3.800% due 03/15/30 860 808
5.150% due 05/22/45 160 151
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,930 1,577
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,734
H.B. Fuller Co.
4.000% due 02/15/27 229 216
Halliburton Co.
5.000% due 11/15/45 90 83
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 1,560 1,453
HCA, Inc.
4.500% due 02/15/27 2,770 2,720
5.125% due 06/15/39 160 150
Hershey Co. (The)
1.700% due 06/01/30 350 294
Home Depot, Inc. (The)
3.000% due 04/01/26 3,225 3,137
2.700% due 04/15/30 230 210
3.300% due 04/15/40 150 125
Howmet Aerospace, Inc.
5.125% due 10/01/24 341 340
6.875% due 05/01/25 240 247
5.950% due 02/01/37 437 445
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,402
Humana, Inc.
5.875% due 03/01/33 370 399
8.150% due 06/15/38 2,243 2,802
4.625% due 12/01/42 80 73
4.950% due 10/01/44 90 84
Huntington Bancshares, Inc.
5.699% due 11/18/25 (SOFR +
1.215%)(Ê) 2,824 2,757
ILFC E-Capital Trust I
6.548% due 12/21/65 (~)(Ê)(Þ) 750 484
ILFC E-Capital Trust II
6.798% due 12/21/65 (~)(Ê)(Þ) 750 487
Intel Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 08/12/41 230 167
4.900% due 08/05/52 130 120
3.200% due 08/12/61 200 132
Inter-American Development Bank
Series GMTN
4.027% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,778
Intercontinental Exchange, Inc.
4.600% due 03/15/33 480 477
4.950% due 06/15/52 10 10
International Business Machines Corp.
3.300% due 05/15/26 2,844 2,757
Invitation Homes, Inc.
2.300% due 11/15/28 3,786 3,220
4.150% due 04/15/32 660 596
Jabil Circuit, Inc.
5.450% due 02/01/29 300 302
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,093
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 3,151 2,899
Johnson & Johnson
2.100% due 09/01/40 260 189
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 48
8.750% due 09/01/30 420 501
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 145
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,070 927
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 370 298
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,110 932
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 250
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 940 915
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 70
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 390 291
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 410 359
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 118
Series 2019
3.266% due 11/01/49 90 70
Series 2021
2.810% due 06/01/41 200 150

See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.002% due 06/01/51 70 50
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 150 157
Kenvue, Inc.
4.900% due 03/22/33 (Þ) 460 476
5.050% due 03/22/53 (Þ) 230 239
5.200% due 03/22/63 (Þ) 140 146
Keurig Dr Pepper, Inc.
2.550% due 09/15/26 2,943 2,743
KeyCorp.
4.700% due 01/26/26 2,876 2,777
Kimco Realty Corp.
2.250% due 12/01/31 670 527
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,261
5.500% due 03/01/44 40 37
5.400% due 09/01/44 30 28
Kinder Morgan, Inc.
5.550% due 06/01/45 310 292
5.050% due 02/15/46 170 149
Kite Realty Group Trust
4.000% due 03/15/25 3,259 3,102
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 48
KLA Corp.
4.650% due 07/15/32 280 284
4.950% due 07/15/52 80 79
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 3,495 3,347
Kroger Co. (The)
3.500% due 02/01/26 3,209 3,134
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 690 531
4.100% due 10/15/41 500 338
L Brands, Inc.
7.600% due 07/15/37 65 58
L3Harris Technologies, Inc.
2.900% due 12/15/29 530 473
Laboratory Corp. of America Holdings
3.250% due 09/01/24 2,636 2,575
Lam Research Corp.
1.900% due 06/15/30 300 254
Las Vegas Sands Corp.
3.200% due 08/08/24 1,305 1,264
2.900% due 06/25/25 3,866 3,663
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 1
6.875% due 05/02/49 (Æ)(Ø) 681 1
6.625% due 12/31/49 (Æ)(Ø) 455 1
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lennox International, Inc.
1.700% due 08/01/27 310 275
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 172 165
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 229
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 190 191
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 180 168
3.875% due 06/01/29 (Þ) 120 104
Lockheed Martin Corp.
1.850% due 06/15/30 230 197
3.900% due 06/15/32 130 126
4.500% due 05/15/36 100 100
4.150% due 06/15/53 140 127
4.300% due 06/15/62 260 235
Series B
6.150% due 09/01/36 2,696 3,087
Louisville Gas & Electric Co.
Series LOU
5.450% due 04/15/33 150 156
Lowe's Cos., Inc.
4.000% due 04/15/25 2,748 2,713
4.500% due 04/15/30 210 208
2.800% due 09/15/41 140 99
3.000% due 10/15/50 380 254
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 364
6.375% due 03/15/37 50 40
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 490 435
5.050% due 03/15/42 (Þ) 900 744
5.141% due 03/15/52 (Þ) 500 400
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 2,933 2,841
Marriott International, Inc.
Series EE
5.750% due 05/01/25 2,703 2,738
Mars, Inc.
2.375% due 07/16/40 (Þ) 520 370
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 550 460
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 150 110
Mastercard, Inc.
3.850% due 03/26/50 150 133
Mattel, Inc.
6.200% due 10/01/40 353 333
McDonald's Corp.
Series MTN

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 07/01/27 3,889 3,781
3.600% due 07/01/30 110 105
4.450% due 03/01/47 210 192
4.450% due 09/01/48 160 146
3.625% due 09/01/49 60 48
4.200% due 04/01/50 200 175
MDC Holdings, Inc.
2.500% due 01/15/31 120 94
6.000% due 01/15/43 260 229
Merck & Co., Inc.
0.750% due 02/24/26 3,114 2,850
2.350% due 06/24/40 160 118
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 330 336
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 650 660
Micron Technology, Inc.
2.703% due 04/15/32 350 280
5.875% due 02/09/33 400 403
5.875% due 09/15/33 280 280
Microsoft Corp.
2.400% due 08/08/26 2,873 2,739
3.450% due 08/08/36 170 158
2.921% due 03/17/52 200 153
MidAmerican Energy Co.
3.650% due 04/15/29 160 154
3.150% due 04/15/50 150 112
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 298 297
Molson Coors Beverage Co.
4.200% due 07/15/46 160 135
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 1,212 1,167
0.750% due 09/24/24 (Þ) 1,244 1,171
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 320
1.875% due 10/15/32 3,796 3,043
2.625% due 09/04/50 190 127
Morgan Stanley
1.164% due 10/21/25 (SOFR +
0.560%)(Ê) 2,917 2,731
4.754% due 04/21/26 1,080 1,085
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 122
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 198
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 239
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,080 830
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 486
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 330 332
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 350 271
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 39
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 240 194
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 30 27
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 30 24
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 190 156
Motorola Solutions, Inc.
5.600% due 06/01/32 2,705 2,747
MPLX, LP
4.800% due 02/15/29 220 219
5.000% due 03/01/33 630 619
4.500% due 04/15/38 280 251
5.200% due 03/01/47 150 135
4.700% due 04/15/48 150 125
Murphy Oil Corp.
7.050% due 05/01/29 30 31
5.875% due 12/01/42 289 247
Navient Corp.
Series MTN
5.625% due 08/01/33 460 345
NBCUniversal Media LLC
4.450% due 01/15/43 19 17
Nestle Holdings, Inc.
0.625% due 01/15/26 (Þ) 3,063 2,788
New York Life Global Funding
4.550% due 01/28/33 (Þ) 330 328
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 320 256
Newell Brands, Inc.
5.375% due 04/01/36 535 454
5.500% due 04/01/46 134 104
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 400 407
4.625% due 07/15/27 3,142 3,145
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 190 187
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,548
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 1,400 1,234
Nordstrom, Inc.
5.000% due 01/15/44 283 177
Northrop Grumman Corp.
5.150% due 05/01/40 350 352

See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 11/15/40 60 60
4.030% due 10/15/47 80 69
5.250% due 05/01/50 120 124
Series F0TZ
3.250% due 01/15/28 3,268 3,112
Northwest Pipeline LLC
7.125% due 12/01/25 620 648
Series WI
4.000% due 04/01/27 380 369
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 630 464
3.625% due 09/30/59 (Þ) 280 207
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 850 738
Nuveen LLC
4.000% due 11/01/28 (Þ) 100 96
NVIDIA Corp.
3.500% due 04/01/40 100 86
3.700% due 04/01/60 80 65
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 3,615 3,127
Occidental Petroleum Corp.
2.900% due 08/15/24 928 900
5.550% due 03/15/26 270 272
3.400% due 04/15/26 212 200
3.500% due 08/15/29 421 382
7.500% due 05/01/31 155 173
6.450% due 09/15/36 539 572
7.950% due 06/15/39 130 148
6.200% due 03/15/40 572 587
4.500% due 07/15/44 175 142
4.625% due 06/15/45 90 74
6.600% due 03/15/46 217 232
4.100% due 02/15/47 10 8
Office Properties Income Trust
4.250% due 05/15/24 772 729
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 280 290
Old Republic International Corp.
4.875% due 10/01/24 3,149 3,120
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 3,197
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 230 169
Series WI
4.150% due 06/01/32 170 166
Oracle Corp.
6.250% due 11/09/32 700 756
3.900% due 05/15/35 3,643 3,196
4.000% due 07/15/46 690 530
6.900% due 11/09/52 120 134
5.550% due 02/06/53 900 865
Otis Worldwide Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.565% due 02/15/30 220 194
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,392
Pacific Gas and Electric Co.
3.150% due 01/01/26 2,957 2,787
2.100% due 08/01/27 260 227
2.500% due 02/01/31 160 130
3.300% due 08/01/40 60 42
4.750% due 02/15/44 230 187
4.950% due 07/01/50 210 171
3.500% due 08/01/50 70 46
6.700% due 04/01/53 460 469
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 294
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 47
PayPal Holdings, Inc.
2.300% due 06/01/30 140 120
4.400% due 06/01/32 220 216
3.250% due 06/01/50 80 58
5.050% due 06/01/52 90 86
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 130 131
PepsiCo, Inc.
2.625% due 03/19/27 3,301 3,136
1.625% due 05/01/30 30 26
3.900% due 07/18/32 330 325
Pfizer, Inc.
2.550% due 05/28/40 110 83
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 310 309
Series A-4
5.212% due 12/01/47 90 92
Series A-5
5.099% due 06/01/52 20 20
Philip Morris International, Inc.
3.250% due 11/10/24 2,645 2,587
2.100% due 05/01/30 300 252
1.750% due 11/01/30 380 307
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 260 259
Pioneer Natural Resources Co.
1.125% due 01/15/26 3,046 2,779
5.100% due 03/29/26 420 424
2.150% due 01/15/31 580 486
Plains All American Pipeline, LP
Series B
8.974% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 780 686
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 52

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PNC Financial Services Group, Inc.
(The)
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 639 586
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,183
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,504
Prologis, LP
1.250% due 10/15/30 530 420
Prospect Capital Corp.
3.706% due 01/22/26 2,969 2,635
Prudential Financial, Inc.
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 320 321
Public Storage
0.875% due 02/15/26 3,070 2,771
QUALCOMM, Inc.
4.250% due 05/20/32 280 280
4.500% due 05/20/52 140 130
Radian Group, Inc.
4.875% due 03/15/27 2,854 2,714
Range Resources Corp.
Series WI
4.875% due 05/15/25 440 434
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.625% due 11/16/48 330 314
5.375% due 02/27/53 400 421
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,740 1,765
Regions Financial Corp.
2.250% due 05/18/25 2,999 2,794
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 3,010 2,765
Republic Services, Inc.
0.875% due 11/15/25 2,939 2,670
3.375% due 11/15/27 500 482
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 481
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 3,329 3,188
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 187
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 293
4.950% due 07/15/29 (Þ) 289 267
4.800% due 05/15/30 (Þ) 300 267
6.875% due 04/15/40 (Þ) 117 102
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 371 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 03/15/28 275 223
S&P Global, Inc.
1.250% due 08/15/30 90 73
3.250% due 12/01/49 90 68
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,318
Safeway, Inc.
7.250% due 02/01/31 356 360
Salesforce.com, Inc.
1.950% due 07/15/31 110 92
3.050% due 07/15/61 40 27
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 139
Series VVV
1.700% due 10/01/30 360 296
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,696
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 542
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 480 485
Seagate HDD Cayman
4.875% due 06/01/27 142 136
5.750% due 12/01/34 85 75
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 319
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 2,995
Senior Housing Properties Trust
4.750% due 05/01/24 440 401
Service Properties Trust
4.350% due 10/01/24 769 734
3.950% due 01/15/28 222 174
4.375% due 02/15/30 565 420
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,261
Southern California Edison Co.
2.250% due 06/01/30 270 232
3.650% due 02/01/50 320 249
Series C
4.125% due 03/01/48 210 178
Series G
2.500% due 06/01/31 280 240
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,385
Southwest Airlines Co.

See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 05/04/25 110 110
Southwestern Energy Co.
8.375% due 09/15/28 140 147
4.750% due 02/01/32 110 97
Spirit AeroSystems, Inc.
4.600% due 06/15/28 442 375
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 850 859
Sprint Capital Corp.
6.875% due 11/15/28 790 852
8.750% due 03/15/32 761 930
Sprint Corp.
Series WI
7.125% due 06/15/24 790 803
Sun Communities, Inc.
2.700% due 07/15/31 3,939 3,181
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 318
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 320 205
Targa Resources Corp.
5.200% due 07/01/27 320 321
4.200% due 02/01/33 550 500
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 224
4.875% due 02/01/31 620 584
4.000% due 01/15/32 470 413
Target Corp.
3.375% due 04/15/29 310 299
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,553
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 1,110 1,042
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 194
Tenet Healthcare Corp.
6.875% due 11/15/31 255 250
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 450 393
Texas Instruments, Inc.
2.250% due 09/04/29 190 170
1.750% due 05/04/30 270 229
3.650% due 08/16/32 180 172
3.875% due 03/15/39 260 239
Time Warner Cable LLC
6.550% due 05/01/37 320 312
7.300% due 07/01/38 530 549
6.750% due 06/15/39 70 68
5.500% due 09/01/41 2,500 2,135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 384
T-Mobile USA, Inc.
2.625% due 02/15/29 170 150
2.875% due 02/15/31 380 329
Series WI
3.875% due 04/15/30 110 104
2.550% due 02/15/31 3,509 2,985
2.700% due 03/15/32 260 219
3.000% due 02/15/41 400 297
3.300% due 02/15/51 240 171
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 610 539
Series WI
3.250% due 05/15/30 100 91
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,248
Union Pacific Corp.
6.625% due 02/01/29 2,832 3,173
3.750% due 02/05/70 20 15
Series WI
2.891% due 04/06/36 340 283
3.839% due 03/20/60 220 179
United Airlines Pass-Through Trust
Series 2020-1 Class B
4.875% due 01/15/26 432 418
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 70 63
Series 144a
4.375% due 04/15/26 (Þ) 710 678
United States Steel Corp.
6.650% due 06/01/37 278 263
United Technologies Corp.
3.125% due 05/04/27 2,911 2,779
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 128
2.000% due 05/15/30 160 137
5.350% due 02/15/33 1,810 1,930
5.700% due 10/15/40 250 270
4.750% due 05/15/52 260 253
5.875% due 02/15/53 150 169
Unum Group
4.500% due 12/15/49 3,195 2,408
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 670 631
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,097
2.100% due 03/22/28 100 89
3.150% due 03/22/30 150 136
7.750% due 12/01/30 340 400
4.500% due 08/10/33 570 551
5.250% due 03/16/37 420 428

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.650% due 11/20/40 310 220
4.125% due 08/15/46 40 34
5.500% due 03/16/47 50 51
4.000% due 03/22/50 180 148
2.875% due 11/20/50 60 40
Series WI
4.329% due 09/21/28 166 164
2.987% due 10/30/56 220 142
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 3,234 3,213
Visa, Inc.
2.050% due 04/15/30 110 96
2.700% due 04/15/40 140 111
Vontier Corp.
Series WI
1.800% due 04/01/26 630 563
2.400% due 04/01/28 450 377
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,760
Walmart, Inc.
1.800% due 09/22/31 240 204
2.650% due 09/22/51 240 174
Walt Disney Co. (The)
1.750% due 01/13/26 2,948 2,768
Series WI
6.650% due 11/15/37 200 238
Waste Management, Inc.
3.150% due 11/15/27 220 210
Wells Fargo & Co.
2.406% due 10/30/25 (USD 3 Month
LIBOR + 0.825%)(Ê) 2,771 2,651
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 122
3.000% due 10/23/26 450 423
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 20 19
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 270
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 370 278
5.375% due 11/02/43 280 268
4.750% due 12/07/46 200 175
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 640 606
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 580 519
Welltower, Inc.
3.850% due 06/15/32 260 234
Western Digital Corp.
2.850% due 02/01/29 745 589
Western Midstream Operating, LP
3.100% due 02/01/25 690 659
4.650% due 07/01/26 520 506
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/01/28 130 124
4.050% due 02/01/30 270 246
6.150% due 04/01/33 410 417
5.450% due 04/01/44 120 104
5.500% due 08/15/48 160 137
5.250% due 02/01/50 100 85
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 2,817 2,684
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 339
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 200 197
Xerox Corp.
4.800% due 03/01/35 455 300
XTO Energy, Inc.
6.750% due 08/01/37 2,170 2,544
Yum! Brands, Inc.
6.875% due 11/15/37 161 171
586,080
International Debt - 17.2%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 2,706 2,632
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 2,467 2,392
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.750% due 01/30/26 150 135
3.300% due 01/30/32 570 467
3.400% due 10/29/33 300 241
3.850% due 10/29/41 170 128
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,454
Agence Francaise de Developpement
EPIC
Series EMTN
4.828% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,645
AIB Group PLC
7.583% due 10/14/26 (SOFR +
3.456%)(Ê)(Þ) 2,634 2,718
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 240 199
2.700% due 02/09/41 250 168
3.150% due 02/09/51 290 190
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,552
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 730 704
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 320 317
5.550% due 01/23/49 520 562
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A

See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,933
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,411 4,303
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,026
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,857
ArcelorMittal SA
6.550% due 11/29/27 400 418
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 30
0.750% due 07/09/30 (~)(Ê) 585 142
4.875% due 07/09/41 (~)(Ê) 540 135
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 3,652 3,228
AstraZeneca Finance LLC
1.200% due 05/28/26 3,533 3,233
AstraZeneca PLC
0.700% due 04/08/26 3,576 3,245
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 126
2.875% due 02/15/25 (Þ) 260 244
Avon Products, Inc.
8.950% due 03/15/43 72 73
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 2,912 2,803
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 2,869 2,636
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 440 416
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 3,149 3,144
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 1,000 951
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 4,000 3,196
Bancolombia SA
3.000% due 01/29/25 3,257 3,078
Bank of Montreal
3.700% due 06/07/25 3,185 3,101
Bank of Nova Scotia (The)
0.650% due 07/31/24 2,807 2,651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 140 124
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 340 349
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 270 253
Barrick NA Finance LLC
5.700% due 05/30/41 330 347
BAT Capital Corp.
2.259% due 03/25/28 130 113
3.734% due 09/25/40 270 194
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 3,288 3,209
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,260 3,254
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 1,178 1,186
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 5,569 5,530
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,422
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,222
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,225
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,851 3,784
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,869
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,342
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 820 704
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 2,670 2,627
BNP Paribas SA
4.250% due 10/15/24 2,751 2,698
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 535
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 200 186

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 530 473
4.400% due 08/14/28 (Þ) 380 369
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 510 512
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 330 280
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,580 1,509
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 329
British Telecommunications PLC
9.625% due 12/15/30 130 164
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,354
CaixaBank SA
6.208% due 01/18/29 (SOFR +
2.700%)(Ê)(Þ) 2,722 2,755
Canadian Imperial Bank of Commerce
2.250% due 01/28/25 3,291 3,140
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,683
Canadian Pacific Railway Co.
2.450% due 12/02/31 360 321
3.000% due 12/02/41 270 224
3.100% due 12/02/51 210 150
6.125% due 09/15/15 2,586 2,752
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 2,616 2,578
Cenovus Energy, Inc.
6.750% due 11/15/39 35 38
Chile Government International Bond
2.550% due 07/27/33 200 167
CI Financial Corp.
3.200% due 12/17/30 5,252 3,898
CIFC Funding, Ltd.
Series 2020-1A Class AR
1.196% due 04/23/29 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 2,932 2,913
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 286
Cooperatieve Rabobank UA
4.375% due 08/04/25 910 879
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 540 483
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,672
Credit Agricole SA
3.250% due 10/04/24 (Þ) 2,707 2,624
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 3,624 3,248
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.301% due 07/12/28 (Þ) 720 737
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,288
Credit Suisse Group AG
7.950% due 01/09/25 2,707 2,755
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 270 216
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 1,070 1,085
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 260 309
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 240 235
4.050% due 04/27/29 (Þ) 190 185
4.250% due 04/27/32 (Þ) 180 175
DAE Funding LLC
1.550% due 08/01/24 (Þ) 500 473
Daimler Trucks Finance NA LLC
3.500% due 04/07/25 (Þ) 3,258 3,174
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 600 586
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,222
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,590 1,601
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,568
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 430
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,440 1,367
Delhaize America, Inc.
9.000% due 04/15/31 809 1,006
Deutsche Bank AG
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 362 360
7.079% due 02/10/34 (SOFR +
3.650%)(Ê) 440 412
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 160 195
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 2,921 2,906
Eagle Re, Ltd.

See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,622
Series 2021-1 Class M1B
6.460% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 75 75
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,922
Ecopetrol SA
4.625% due 11/02/31 170 128
5.875% due 11/02/51 330 209
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 2,766 2,697
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,733
Enel Finance International NV
6.800% due 10/14/25 (Þ) 850 881
1.375% due 07/12/26 (Þ) 915 818
3.500% due 04/06/28 (Þ) 2,929 2,738
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,928
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 2,956
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 960 958
6.875% due 10/15/27 (Þ) 340 330
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,113
Fresnillo PLC
4.250% due 10/02/50 (Þ) 530 404
Garda World Security Corp. 2021 Term
Loan B
9.296% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 274
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 161
GFL Environmental, Inc. Term Loan
8.145% due 05/31/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 74 74
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 450 416
4.000% due 03/27/27 (Þ) 315 305
3.875% due 10/27/27 (Þ) 110 104
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.025% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 374 363
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,181 3,134
Hana Bank
4.375% due 09/30/24 (Þ) 2,656 2,613
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 8,718 8,338
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,884 1,716
Home RE, Ltd.
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 849 848
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,525
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,170
HSBC Holdings PLC
4.250% due 08/18/25 470 458
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 2,940 2,799
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 770 717
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 320 314
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 300 309
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 193
6.254% due 03/09/34 (SOFR +
2.390%)(Ê) 1,210 1,261
6.332% due 03/09/44 (SOFR +
2.650%)(Ê) 270 284
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ) 200 198
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 3,459 3,139
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 2,878 2,787
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 3,588 3,162
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,905 1,851
7.000% due 11/21/25 (Þ) 740 756
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 610 462
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 192
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 1,230 1,183
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 450 432
Lloyds Banking Group PLC

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)
(ƒ) 380 360
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 600 549
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,164 4,142
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 54
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 150 154
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 513
MercadoLibre, Inc.
2.375% due 01/14/26 230 209
Methanex Corp.
5.650% due 12/01/44 193 160
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) 2,832 2,765
Mexico Government International Bond
3.500% due 02/12/34 450 386
4.350% due 01/15/47 1,130 913
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/24 2,784 2,695
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 210 203
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 250 233
National Bank of Canada
Series FXD
0.750% due 08/06/24 295 278
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 1,190 1,204
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,999 2,745
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 293
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.180% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 10,611 10,492
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,217 2,197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 560 463
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 680 636
4.345% due 09/17/27 (Þ) 2,350 2,154
Nomura Holdings, Inc.
2.329% due 01/22/27 3,000 2,666
Nordea Bank Abp
1.500% due 09/30/26 (Þ) 3,130 2,787
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 290 245
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,100 3,100
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 11,895
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,199
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,708
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,001
OCP CLO, Ltd.
Series 2021-10A Class A2R2
6.308% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 8,147 7,868
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,950 1,929
OCP SA
3.750% due 06/23/31 (Þ) 390 326
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 7,389 7,324
Panama Government International Bond
2.252% due 09/29/32 450 347
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 3,836
Peruvian Government International
Bond
2.783% due 01/23/31 280 243
Petrobras Global Finance BV
6.900% due 03/19/49 300 277
5.500% due 06/10/51 290 229
Petroleos del Peru SA

See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 06/19/47 (Þ) 420 266
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 1,899 1,852
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,276
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 1,169 362
Provincia de Cordoba
7.125% due 12/10/25 (~)(Æ)(Ê)(Ø)
(Þ) 420 348
7.450% due 06/01/27 (~)(Ê)(Þ) 500 350
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 10,556 10,532
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,732 2,723
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,883
2.875% due 01/12/32 (Þ) 980 821
Republic of Serbia Government
International Bond
6.250% due 05/26/28 (Þ) 2,300 2,346
Reynolds American, Inc.
5.850% due 08/15/45 310 280
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 4,313 4,096
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,551 1,519
5.400% due 08/08/28 277 269
3.350% due 03/08/29 330 278
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 500 509
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 2,867 2,661
Shell International Finance BV
4.375% due 05/11/45 220 205
4.000% due 05/10/46 150 131
3.250% due 04/06/50 20 15
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 2,681 2,614
Skandinaviska Enskilda Banken AB
0.650% due 09/09/24 (Þ) 2,924 2,752
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,251
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 650 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 3,105 2,775
7.367% due 01/10/53 (Þ) 270 265
Southern Copper Corp.
3.875% due 04/23/25 2,694 2,641
5.250% due 11/08/42 240 234
Standard Chartered PLC
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 3,186
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 240
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 201
Series DM3N
3.125% due 01/15/32 340 270
Teck Resources, Ltd.
6.000% due 08/15/40 20 20
6.250% due 07/15/41 80 83
5.400% due 02/01/43 230 219
Series WI
3.900% due 07/15/30 310 289
Telecom Italia Capital SA
6.375% due 11/15/33 344 308
6.000% due 09/30/34 425 362
7.200% due 07/18/36 210 190
7.721% due 06/04/38 379 354
Telefonica Emisiones SA
5.213% due 03/08/47 450 391
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 63
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 204
Series MTN
0.700% due 09/10/24 3,766 3,544
TransAlta Corp.
6.500% due 03/15/40 310 288
Triton International, Ltd.
3.250% due 03/15/32 3,529 2,779
TSMC Arizona Corp.
1.750% due 10/25/26 3,012 2,745
2.500% due 10/25/31 540 463
3.125% due 10/25/41 360 293
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 3,024 2,751
UBS Group AG
0.700% due 08/09/24 (Þ) 2,906 2,728
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 2,827 2,740

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 250
4.500% due 06/26/48 (Þ) 350 319
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 690 647
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,730
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 221
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,044
Vodafone Group PLC
6.150% due 02/27/37 190 205
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,133
4.750% due 09/17/44 (Þ) 420 310
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 350 275
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 310 244
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 1,380 1,331
5.500% due 10/01/27 (Þ) 320 285
Yamana Gold, Inc.
2.630% due 08/15/31 170 137
Series WI
4.625% due 12/15/27 900 872
Yara International ASA
3.800% due 06/06/26 (Þ) 2,810 2,652
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 3,154 3,081
441,714
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.525% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 330 328
Eyecare Partners LLC 2020 Term Loan
8.775% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 311 253
Phoenix Guarantor, Inc. Term Loan B
8.275% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 473 465
United Airlines, Inc. 2021 Term Loan B
8.770% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 253 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verscend Holding Corp. 2021 Term
Loan B
9.025% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 313 312
1,610
Mortgage-Backed Securities - 15.8%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,507 769
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 141 123
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 130 116
Bellemeade Re, Ltd.
9.695% due 10/25/30 (USD 1 Month
LIBOR + 4.850%)(Ê)(Þ) 2,680 2,774
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,545 1,554
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,341
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,195
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,337
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,600
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 388 341
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,364
Countrywide Alternative Loan Trust
Series 2006-OC6 Class 2A1
0.238% due 07/25/36 — —
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,752 5,635
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,428
Fannie Mae
2.600% due 2031 1,680 1,518
5.500% due 2034 195 202
4.500% due 2035 957 985
5.500% due 2035 126 131

See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2035 137 142
5.500% due 2036 249 258
5.500% due 2037 73 76
6.000% due 2039 103 107
5.500% due 2040 1,471 1,501
5.000% due 2041 769 783
6.000% due 2041 385 401
3.500% due 2045 2,014 1,904
4.000% due 2045 1,341 1,307
3.000% due 2046 425 390
3.500% due 2046 554 529
4.500% due 2046 1,038 1,037
3.000% due 2047 2,014 1,847
3.500% due 2047 976 924
4.000% due 2047 1,206 1,173
4.500% due 2048 2,421 2,411
5.000% due 2048 1,710 1,726
3.000% due 2049 16,755 15,258
3.500% due 2049 70 66
4.000% due 2049 2,154 2,105
5.000% due 2049 108 110
2.000% due 2050 5,736 4,789
2.500% due 2050 3,082 2,671
3.000% due 2050 14,576 13,213
2.000% due 2051 3,931 3,273
2.500% due 2051 1,813 1,582
5.000% due 2052 19,033 18,925
30 Year TBA(Ï)
5.500% 36,000 36,295
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 1 —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 4 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 6 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 316 321
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 3 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 15 3
Series 2003-32 Class UI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.000% due 05/25/33 18 3
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 72 13
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 14 2
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 16 3
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 8 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 9
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 86 83
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,536 259
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,606 307
Freddie Mac
6.000% due 2038 511 535
4.500% due 2039 1,891 1,900
5.500% due 2039 227 235
5.500% due 2040 357 370
4.000% due 2041 2,309 2,265
5.500% due 2041 490 508
4.000% due 2044 1,149 1,123
3.500% due 2045 4,651 4,419
3.000% due 2046 7,577 6,987
4.000% due 2046 577 563
4.500% due 2046 172 171
3.000% due 2047 2,139 1,963
3.000% due 2048 241 220
4.000% due 2048 807 787
4.500% due 2048 1,553 1,545
3.000% due 2049 935 853
2.500% due 2050 9,251 8,092
3.000% due 2050 11,857 10,771
2.000% due 2051 19,505 16,274
2.500% due 2051 10,211 8,938
5.000% due 2052 13,547 13,472
4.000% due 06/01/52 15,814 15,127
Freddie Mac REMICS
Series 1999-2129 Class SG

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 94 4
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 3 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 9 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 3 1
Series 2003-2624 Class QH
5.000% due 06/15/33 124 125
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 19 4
Series 2006-R007 Class ZA
6.000% due 05/15/36 469 495
Series 2012-4045 Class HD
4.500% due 07/15/41 32 31
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 4,169 461
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 3 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 5 1
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 7 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 10 2
Ginnie Mae I
4.500% due 2039 2,766 2,802
Ginnie Mae II
30 Year TBA(Ï)
5.500% 39,139 39,402
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 9 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,116 1,054
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 5,052
JPMorgan Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 101 94
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 157 148
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 512 459
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 15,009 13,776
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 15,473 14,050
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 6,766 5,920
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,915 2,539
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 10,951 9,540
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 5,110 4,561
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 5,758 5,726
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,518 1,285
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 14,955 14,600
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,114
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 792
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 134
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,055 1,035
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,376 1,322
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 3,570 3,373
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 749 701
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 436 403
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 8,253 7,480
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B

See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 167 145
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 1,932 1,809
404,782
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 319
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 399
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 371
3.006% due 05/15/50 640 470
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 56
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 650 682
2,297
Non-US Bonds - 5.7%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 2,688 3,216
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31(Þ) EUR 13,500 11,978
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 3,781 3,063
Bundesrepublik Deutschland
2.716% due 05/15/36 (Þ) EUR 3,017 2,429
Series 08
4.750% due 07/04/40 (Þ) EUR 1,123 1,627
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê)(Þ) GBP 2,171 2,666
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 1,423 1,741
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,957 2,384
Finsbury Square
Series 2021-1GRX Class AGRN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 5,353 6,634
Finsbury Square PLC
4.997% due 12/16/71 (Þ) GBP 3,194 3,978
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 17,689,000 1,204
Jupiter Mortgage No. 1 PLC
Series 2021-1X Class A
1.261% due 07/20/60 (SONIA +
0.800%)(Ê)(Þ) GBP 2,990 3,748
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 24,540 1,295
Mexico Government International Bond
2.125% due 10/25/51 EUR 7,177 4,386
4.000% due 03/15/15 EUR 3,041 2,399
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê)(Þ) GBP 1,890 2,250
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 1,170 1,422
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 2,790 3,376
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 3,062 3,793
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 122,980 5,800
Series REGS
7.190% due 09/12/24 (Þ) MXN 192,568 9,840
Primrose Residential DAC
Series 2021-1 Class A
3.748% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,489 1,624
Republic of Estonia Government
International Bond
4.000% due 10/12/32 (Þ) EUR 4,527 5,121
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 170,359 7,319
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,140 1,376
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,392 1,676
Series 2006-NS4X Class A3A

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 3,085 3,714
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 (Þ) EUR 6,078 6,329
2.875% due 05/26/28 (Þ) EUR 547 535
2.500% due 02/08/30 (Þ) EUR 309 275
3.624% due 05/26/30 (Þ) EUR 200 188
1.750% due 07/13/30 (Þ) EUR 2,353 1,932
2.124% due 07/16/31 (Þ) EUR 847 689
3.875% due 10/29/35 (Þ) EUR 659 559
3.375% due 02/08/38 (Þ) EUR 543 419
2.625% due 12/02/40 (Þ) EUR 4,312 2,777
2.750% due 04/14/41 (Þ) EUR 3,460 2,247
2.875% due 04/13/42 (Þ) EUR 4,020 2,608
4.625% due 04/03/49 (Þ) EUR 862 708
3.375% due 01/28/50 (Þ) EUR 663 438
Shamrock Residential
Series 2021-1 Class A
3.848% due 12/24/59 (1 Month
EURIBOR + 0.850%)(Ê)(Þ) EUR 897 987
Stratton Mortgage Funding PLC
5.042% due 09/25/51 (SONIA +
0.850%)(Ê)(Þ) GBP 1,548 1,940
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA +
0.700%)(Ê)(Þ) GBP 4,827 6,026
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,616 1,927
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.509% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,437
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 1,506 1,889
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 7,938 9,861
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 2,422 3,013
146,843
United States Government Treasuries - 14.0%
United States Treasury Notes
0.375% due 07/15/24 6,777 6,443
0.375% due 08/15/24 6,217 5,894
1.250% due 08/31/24 15,762 15,099
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 10/31/24 6,904 6,617
2.000% due 02/15/25 11,673 11,235
4.625% due 02/28/25 260 262
2.000% due 08/15/25 8,553 8,193
2.250% due 11/15/25 8,440 8,114
0.375% due 01/31/26 18,788 17,126
1.625% due 02/15/26 11,087 10,457
2.250% due 03/31/26 6,400 6,140
1.625% due 05/15/26 9,950 9,355
1.500% due 08/15/26 15,279 14,251
0.625% due 03/31/27 13,837 12,347
2.375% due 05/15/27 7,015 6,696
0.500% due 05/31/27 13,581 12,000
2.250% due 08/15/27 14,391 13,644
2.250% due 11/15/27 2,495 2,360
2.750% due 02/15/28 9,478 9,154
1.125% due 02/29/28 15,640 13,981
4.000% due 02/29/28 40 41
1.250% due 03/31/28 8,156 7,323
3.125% due 11/15/28 8,570 8,394
2.375% due 05/15/29 7,822 7,339
1.750% due 11/15/29 3,297 2,978
0.625% due 05/15/30 10,529 8,685
6.250% due 05/15/30 5,572 6,529
0.625% due 08/15/30 8,660 7,107
0.875% due 11/15/30 3,822 3,190
5.375% due 02/15/31 6,127 6,935
1.625% due 05/15/31 10,716 9,393
1.250% due 08/15/31 10,574 8,942
4.125% due 11/15/32 7,512 7,929
3.500% due 02/15/33 7,397 7,441
4.500% due 02/15/36 6,289 7,023
3.500% due 02/15/39 1,970 1,958
1.125% due 05/15/40 6,433 4,311
1.125% due 08/15/40 3,486 2,317
1.375% due 11/15/40 6,758 4,678
3.250% due 05/15/42 4,595 4,255
2.750% due 11/15/42 4,974 4,241
3.875% due 02/15/43 415 419
2.875% due 05/15/43 5,167 4,484
2.875% due 08/15/45 4,381 3,745
3.000% due 05/15/47 4,006 3,492
2.750% due 11/15/47 4,393 3,660
3.000% due 02/15/48 4,566 3,986
3.000% due 02/15/49 4,989 4,373
2.875% due 05/15/49 4,874 4,176
2.000% due 02/15/50 1,826 1,296
1.250% due 05/15/50 6,087 3,548
1.375% due 08/15/50 5,865 3,528
1.625% due 11/15/50 5,752 3,697
2.375% due 05/15/51 3,355 2,580
2.000% due 08/15/51 3,150 2,217
1.875% due 11/15/51 2,840 1,935
4.000% due 11/15/52 280 297
3.625% due 02/15/53 1,280 1,269

See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
359,079
Total Long-Term Investments
(cost $2,165,373) 2,014,147
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 22,325 495
Lincoln National Corp.
9.000% due 12/01/27(¢) 2,375 63
Prudential Financial, Inc.
5.950% due 9/01/62 5,711 146
704
Total Preferred Stocks
(cost $760) 704
Short-Term Investments - 21.2%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 1,290 1,282
3.150% due 02/15/24 590 576
Africa Finance Corp.
Series REGS
3.875% due 04/13/24(Þ) 2,800 2,718
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 590 584
Air Lease Corp.
Series MTN
0.700% due 02/15/24 1,270 1,220
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 380 366
BPCE SA
5.700% due 10/22/23 (Þ) 1,100 1,092
CBL & Associated Properties, Inc.
5.250% due 12/01/23(Š) 400 —
Colombia Government International
Bond
4.000% due 02/26/24 350 343
Comerica, Inc.
3.700% due 07/31/23 780 772
Credit Suisse AG
6.500% due 08/08/23 (Þ) 870 831
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Suisse Group AG
1.000% due 05/05/23 1,290 1,287
Series FXD
0.520% due 08/09/23 2,880 2,822
Series WI
3.800% due 06/09/23 1,410 1,397
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 228
DISH Network Corp.
2.375% due 03/15/24 1,280 1,107
Energy Transfer, LP
4.500% due 04/15/24 240 237
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 300 297
European Union Bills
Series 6M
3.030% due 08/04/23 EUR 23,800 26,016
Federal Home Loan Bank Discount
Notes
4.663% due 05/01/23 (ç)(ž) 2,300 2,300
Ford Motor Credit Co. LLC
3.810% due 01/09/24 310 304
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 1,140 1,122
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 6,134,200 45,063
Japan 10 Year Government International
Bond
Series 330
0.800% due 09/20/23 JPY 437,000 3,219
Series 331
0.600% due 09/20/23 JPY 1,674,450 12,324
Lloyds Banking Group PLC
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 210 202
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 3,030 2,991
1.050% due 03/08/24 (Þ) 300 286
Pacific Gas and Electric Co.
4.250% due 08/01/23 290 289
Seagate HDD Cayman
4.750% due 06/01/23 800 799
U.S. Cash Management Fund(@) 207,319,238(∞) 207,257
United States Treasury Notes
1.750% due 05/15/23 95,300 95,195
2.750% due 02/15/24 93,300 91,715

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 03/15/24 14,882 14,301
2.125% due 03/31/24 22,870 22,311
WarnerMedia Holdings, Inc.
Series 144a
3.428% due 03/15/24 (Þ) 680 665
Yum! Brands, Inc.
3.875% due 11/01/23 379 375
Total Short-Term Investments
(cost $545,371) 543,893
Total Investments - 99.7%
(identified cost $2,711,743) 2,558,744
Other Assets and Liabilities,
Net - 0.3%
7,572
Net Assets - 100.0%
2,566,316

See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
28.7%
ABN AMRO Bank NV 06/21/21 2,706,000 106.84 2,891
2,632
AES Panama Generation Holdings SRL 04/26/21 3,981,000 102.98 4,100
3,454
Africa Finance Corp. 11/02/21 2,359,000 104.05 2,455
2,206
Africa Finance Corp. 09/13/22 2,500,000 96.08 2,402
2,314
Africa Finance Corp. 09/13/22 2,800,000 98.46 2,757
2,718
African Export-Import Bank (The) 05/10/21 4,240,000 100.00 4,240
3,811
African Export-Import Bank (The) 05/13/21 3,149,000 95.92 3,020
2,830
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 101.18 4,654
4,645
AIB Group PLC 04/04/23 2,634,000 103.32 2,721
2,718
Air Canada Class A Pass-Through Trust 08/31/22 589,998 98.44 581
584
Aircastle, Ltd. 07/07/22 3,819,000 84.67 3,234
3,330
Alaska Airlines Pass-Through Trust 04/05/23 176,886 96.53 171
172
Alba PLC 09/27/21 GBP 2,688,308 133.92 3,600
3,216
Alcoa Nederland Holding BV 01/24/23 900,000 98.94 890
885
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 102.97 3,861
3,552
American Airlines Group, Inc. 04/12/21 500,000 101.17 506
491
American Airlines Group, Inc. 05/31/22 1,040,000 108.59 1,129
1,144
American Airlines Group, Inc. 02/08/23 580,000 100.22 581
564
American Transmission Systems, Inc. 11/29/21 350,000 99.76 349
296
Americo Life, Inc. 04/12/21 430,000 99.77 429
337
AmFam Holdings, Inc. 04/12/21 260,000 100.12 260
200
AmFam Holdings, Inc. 04/19/21 220,000 103.26 227
144
Amur Equipment Finance Receivables XI LLC 09/14/22 5,007,115 99.99 5,006
4,978
Andorra Government International Bond 04/28/21 EUR 13,500,000 115.81 15,634
11,978
Anglo American Capital PLC 04/12/21 730,000 109.75 801
704
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 290,000 102.79 298
298
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,933
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
11,026
Arbor Realty CLO, Ltd. 04/29/22 4,411,000 98.86 4,361
4,303
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
19,134
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,857
Ashtead Capital, Inc. 07/06/22 3,652,000 90.10 3,291
3,228
Aviation Capital Group LLC 04/13/21 480,000 105.72 507
474
Avolon Holdings Funding, Ltd. 04/12/21 260,000 100.45 261
244
Avolon Holdings Funding, Ltd. 04/12/21 130,000 101.90 132
126
Banco de Credito del Peru 04/04/23 2,912,000 95.53 2,782
2,803
Banco Internacional del Peru SAA Interbank 11/23/21 2,869,000 101.80 2,921
2,636
Banco Mercantil del Norte SA 04/09/21 440,000 105.11 462
416
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/02/22 3,149,000 102.01 3,212
3,144
Banque Ouest Africaine de Developpement 03/23/22 EUR 3,781,000 85.29 3,225
3,063
Bayer US Finance LLC 09/05/18 3,288,000 100.08 3,291
3,209
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
10,967
Bellemeade Re, Ltd. 04/23/21 1,177,999 100.84 1,188
1,186
Bellemeade Re, Ltd. 06/11/21 5,568,608 100.00 5,569
5,530
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,222
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,422
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,225
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.26 2,967
2,869
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,342
Bellemeade Re, Ltd. 05/18/22 3,259,529 98.31 3,204
3,254
Bellemeade Re, Ltd. 02/15/23 3,851,000 97.31 3,747
3,784
Bellemeade Re, Ltd. 04/18/23 1,545,185 100.59 1,554
1,554
Bellemeade Re, Ltd. 04/18/23 2,679,849 104.89 2,811
2,774
Bermuda Government International Bond 04/12/21 820,000 98.72 809
704
Berry Petroleum Corp. 04/13/21 540,000 98.92 534
514
Bharti Airtel, Ltd. 09/10/21 2,670,000 104.90 2,801
2,627
Blackstone Holdings Finance Co. LLC 10/31/22 910,000 99.83 908
949
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 670,000 101.00 677
671
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 150,000 99.06 149
147
BNP Paribas SA 08/08/18 380,000 99.65 379
369
BNP Paribas SA 01/03/19 540,000 99.99 540
535
BNP Paribas SA 06/02/20 200,000 100.00 200
186
BNP Paribas SA 06/23/21 530,000 100.00 530
473

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BNP Paribas SA 09/08/21 330,000 100.00 330
280
BNP Paribas SA 08/08/22 1,580,000 100.00 1,580
1,509
BNP Paribas SA 11/09/22 320,000 100.00 320
329
BNP Paribas SA 01/09/23 510,000 100.00 510
512
BOC Aviation USA Corp. 05/06/21 380,000 100.07 380
366
BPCE SA 10/11/22 1,100,000 99.14 1,090
1,092
Broadcom, Inc. 04/12/21 630,000 99.89 629
479
Bundesrepublik Deutschland 02/10/23 EUR 1,123,000 141.57 1,590
1,627
Bundesrepublik Deutschland 02/10/23 EUR 3,017,000 77.94 2,352
2,429
BX Trust 12/02/21 9,861,000 99.87 9,848
9,195
BX Trust 12/17/21 2,398,700 99.99 2,398
2,341
CaixaBank SA 02/07/23 2,722,000 101.51 2,763
2,755
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,337
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.83 13,411
10,600
Cameron LNG LLC 04/09/21 130,000 107.33 140
110
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 125.34 3,245
2,385
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.50 51
42
Chesapeake Energy Corp. 05/12/22 1,200,000 97.85 1,174
1,188
Cheshire PLC 08/17/21 GBP 2,171,000 140.43 3,049
2,666
Chord Energy Corp. 02/01/23 160,000 98.95 158
159
CIFC Funding, Ltd. 11/28/22 2,932,498 99.01 2,904
2,913
CIFC Funding, Ltd. 02/01/23 8,044,453 99.34 7,991
7,942
Citigroup Mortgage Loan Trust, Inc. 08/03/15 387,548 91.76 356
341
Comision Federal de Electricidad 04/12/21 360,000 97.33 350
286
Continental Resources, Inc. 11/09/21 710,000 94.39 670
636
Continental Resources, Inc. 11/09/21 170,000 99.93 170
134
Cooperatieve Rabobank UA 03/30/22 540,000 95.42 515
483
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,364
CPPIB Capital, Inc. 09/14/22 3,700,000 99.94 3,698
3,672
Credit Agricole SA 04/26/21 2,707,000 103.13 2,792
2,624
Credit Agricole SA 06/17/21 3,624,000 99.01 3,588
3,248
Credit Agricole SA 06/13/22 1,300,000 99.07 1,288
1,288
Credit Agricole SA 01/05/23 720,000 100.00 720
737
Credit Suisse AG 03/23/23 870,000 96.54 840
831
Credit Suisse Group AG 05/10/21 270,000 100.00 270
216
Credit Suisse Group AG 08/08/22 1,070,000 100.00 1,070
1,085
Credit Suisse Group AG 11/09/22 260,000 100.00 260
309
Credit Suisse Mortgage Trust 05/28/19 5,751,691 100.00 5,752
5,635
CSL UK Holdings, Ltd. 04/20/22 180,000 99.67 179
175
CSL UK Holdings, Ltd. 04/20/22 190,000 99.82 190
185
CSL UK Holdings, Ltd. 04/20/22 240,000 99.92 240
235
DAE Funding LLC 06/15/21 500,000 99.77 499
473
Daimler Trucks Finance NA LLC 06/03/22 3,258,000 99.44 3,240
3,174
Danske Bank A/S 09/17/19 230,000 100.31 231
228
Danske Bank A/S 06/21/21 3,971,000 99.95 3,969
3,568
Danske Bank A/S 09/07/21 490,000 100.00 490
430
Danske Bank A/S 09/07/21 1,310,000 96.99 1,271
1,222
Danske Bank A/S 03/28/22 1,440,000 100.00 1,440
1,367
Danske Bank A/S 03/28/22 600,000 100.00 600
586
Danske Bank A/S 01/04/23 1,590,000 100.00 1,590
1,601
DBGS Mortgage Trust 04/03/19 4,612,000 101.14 4,664
3,428
DCP Midstream Operating, LP 12/11/19 200,000 107.55 215
210
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 640,000 100.54 643
622
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 466,666 99.94 466
458
DISH DBS Corp. 11/10/21 500,000 100.00 500
355
Dresdner Funding Trust I 03/02/22 477,000 121.65 580
505
Dryden XXVIII Senior Loan Fund 08/03/17 2,921,285 100.00 2,921
2,906
Eagle Re, Ltd. 12/17/20 2,609,000 100.19 2,614
2,622
Eagle Re, Ltd. 04/09/21 75,322 100.00 75
75
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,922
El Puerto de Liverpool SAB de CV 01/06/23 2,766,000 98.26 2,718
2,697
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98.57 118
119
Enel Finance International NV 01/05/18 2,929,000 100.42 2,941
2,738
Enel Finance International NV 09/13/21 915,000 100.09 916
818
Enel Finance International NV 10/06/22 850,000 99.53 846
881

See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EnLink Midstream LLC 04/13/21 550,000 99.67 548
542
EQM Midstream Partners, LP 05/31/22 130,000 100.00 130
130
EQT Corp. 05/10/21 110,000 100.00 110
96
EQT Corp. 05/10/21 250,000 97.75 244
232
Eurosail PRIME-UK PLC 03/25/21 GBP 1,423,004 135.16 1,923
1,741
Eurosail-UK PLC 01/21/21 GBP 1,956,962 135.61 2,654
2,384
F&G Annuities & Life, Inc. 02/06/23 2,719,000 102.50 2,787
2,766
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 150,000 107.56 161
149
Finsbury Square 09/21/22 GBP 5,353,454 116.46 6,234
6,634
Finsbury Square PLC 08/09/22 GBP 3,193,522 118.81 3,794
3,978
First Quantum Minerals, Ltd. 04/12/21 960,000 97.59 937
958
First Quantum Minerals, Ltd. 04/13/21 340,000 106.66 363
330
FirstEnergy Transmission LLC 11/01/21 351,000 104.51 367
346
Florida Gas Transmission Co. LLC 09/15/21 840,000 99.93 839
686
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 82.40 3,326
3,113
Fresnillo PLC 04/09/21 530,000 98.46 522
404
Genting New York LLC 04/13/21 1,360,000 98.32 1,337
1,237
Glencore Funding LLC 05/16/17 315,000 98.95 312
305
Glencore Funding LLC 01/16/19 110,000 95.79 105
104
Glencore Funding LLC 03/05/19 1,140,000 99.98 1,140
1,122
Glencore Funding LLC 04/13/21 450,000 100.26 451
416
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,085
GoodLeap Sustainable Home Improvements 10/21/21 3,680,941 99.99 3,681
2,909
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,200,988 99.98 3,200
2,623
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.09 3,136
3,096
Grupo Bimbo SAB de CV 11/03/21 3,181,000 102.90 3,273
3,134
GSAA Home Equity Trust 10/21/15 329,517 89.62 295
366
Hana Bank 01/04/22 2,656,000 103.83 2,758
2,613
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 06/03/22 1,560,000 96.46 1,505
1,453
HGI CRE CLO, Ltd. 09/17/21 8,718,073 100.00 8,718
8,338
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,883,968 102.71 1,935
1,716
HMH Trust 06/09/17 7,770,000 99.97 7,768
5,052
Home RE, Ltd. 01/28/21 849,301 100.00 849
848
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,170
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,525
ILFC E-Capital Trust I 01/30/23 750,000 64.98 487
484
ILFC E-Capital Trust II 01/30/23 750,000 67.98 510
487
Infraestuctura Energetica Nova SAB de CV 07/06/22 3,459,000 92.62 3,204
3,139
Intercorp Financial Services, Inc. 07/06/22 3,588,000 91.08 3,268
3,162
Intesa Sanpaolo SpA 05/24/21 290,000 100.00 290
192
Intesa Sanpaolo SpA 05/24/21 610,000 100.47 613
462
Intesa Sanpaolo SpA 03/30/22 1,905,000 98.37 1,851
1,851
Intesa Sanpaolo SpA 11/14/22 740,000 100.08 741
756
Irwin Home Equity Loan Trust 06/30/15 260,610 101.55 265
259
Jordan Government International Bond 06/14/22 1,230,000 95.61 1,176
1,183
JPMorgan Mortgage Trust 06/05/20 101,159 102.89 104
94
JPMorgan Mortgage Trust 06/05/20 157,120 103.47 163
148
JPMorgan Mortgage Trust 03/30/21 512,411 102.05 523
459
JPMorgan Mortgage Trust 04/26/21 15,009,233 101.83 15,285
13,776
JPMorgan Mortgage Trust 05/24/21 15,472,593 101.77 15,747
14,050
JPMorgan Mortgage Trust 01/26/22 10,950,657 99.12 10,854
9,540
JPMorgan Mortgage Trust 04/27/22 5,109,958 95.66 4,888
4,561
JPMorgan Mortgage Trust 02/22/23 5,758,350 98.82 5,690
5,726
JPMorgan Mortgage Trust 03/10/23 6,766,017 88.05 5,957
5,920
JPMorgan Mortgage Trust 04/20/23 2,914,818 87.96 2,564
2,539
JPMorgan Wealth Management 07/30/20 1,517,969 103.51 1,571
1,285
Jupiter Mortgage No. 1 PLC 06/28/22 GBP 2,989,717 121.21 3,624
3,748
Kenvue, Inc. 03/08/23 230,000 99.36 229
239
Kenvue, Inc. 03/08/23 140,000 99.36 139
146
Kenvue, Inc. 03/08/23 460,000 99.78 459
476
KKR Group Finance Co. II LLC 06/14/16 50,000 104.08 52
48
Lamar Funding, Ltd. 07/26/22 450,000 96.57 435
432
Level 3 Financing, Inc. 03/31/23 172,000 95.66 165
165
Liberty Mutual Group, Inc. 05/03/22 218,000 127.98 279
229

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lithia Motors, Inc. 06/04/21 120,000 102.56 123
104
Lithia Motors, Inc. 06/07/21 180,000 104.12 187
168
Madison Park Funding XXVI, Ltd. 09/05/17 4,163,653 100.00 4,164
4,142
Magallanes, Inc. 03/09/22 900,000 100.00 900
744
Magallanes, Inc. 03/09/22 490,000 95.50 468
435
Magallanes, Inc. 03/09/22 500,000 99.98 500
400
Marks & Spencer PLC 09/25/19 58,000 112.95 66
54
Mars, Inc. 04/09/21 520,000 93.90 488
370
Massachusetts Mutual Life Insurance Co. 04/09/21 150,000 100.35 151
110
MEG Energy Corp. 04/12/21 150,000 103.84 156
154
Melco Resorts Finance, Ltd. 04/12/21 620,000 104.57 648
513
Metropolitan Edison Co. 03/28/23 330,000 99.86 330
336
Metropolitan Life Global Funding I 03/21/23 650,000 99.86 649
660
Mexico Generadora de Energia S de RL 04/04/23 2,832,424 96.72 2,739
2,765
MHC Commercial Mortgage Trust 04/06/21 14,955,000 99.25 14,843
14,600
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 297,500 99.19 295
297
Mondelez International Holdings Netherlands BV 01/04/21 1,212,000 102.21 1,239
1,167
Mondelez International Holdings Netherlands BV 11/05/21 1,244,000 99.66 1,240
1,171
Mondelez International, Inc. 11/05/21 358,000 99.01 354
320
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.37 134
134
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.36 791
792
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.80 5,205
4,114
Nestle Holdings, Inc. 03/06/23 3,063,000 89.09 2,729
2,788
Neuberger Berman CLO XV, Ltd. 11/14/22 10,610,935 98.44 10,446
10,492
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,216,869 100.12 2,220
2,197
New York Life Global Funding 01/24/23 330,000 99.82 329
328
New York Life Insurance Co. 04/09/21 320,000 107.63 344
256
Newgate Funding PLC 03/24/21 GBP 1,889,992 134.92 2,550
2,250
NextEra Energy Operating Partners, LP 06/15/22 190,000 98.22 187
187
NGPL PipeCo LLC 09/26/19 2,298,000 126.13 2,899
2,548
Nippon Life Insurance Co. 04/09/21 560,000 96.29 539
463
Nissan Motor Acceptance Corp. 09/10/20 3,030,000 99.85 3,025
2,991
Nissan Motor Acceptance Corp. 11/03/22 300,000 94.74 284
286
Nissan Motor Acceptance Corp. 04/04/23 1,400,000 88.70 1,242
1,234
Nissan Motor Co., Ltd. 01/18/23 680,000 94.99 646
636
Nissan Motor Co., Ltd. 04/04/23 2,350,000 93.96 2,208
2,154
Nomura Resecuritization Trust 10/23/15 1,055,202 94.57 998
1,035
Nordea Bank Abp 12/06/22 3,130,000 88.22 2,761
2,787
Northwestern Mutual Life Insurance Co. (The) 04/09/21 630,000 101.61 640
464
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.95 291
207
NRG Energy, Inc. 04/12/21 850,000 99.93 849
738
NTT Finance Corp. 04/12/21 290,000 99.68 289
245
Nuveen LLC 03/11/19 100,000 102.75 103
96
Oaktown Re III, Ltd. 01/26/21 3,100,147 100.38 3,112
3,100
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.05 11,957
11,895
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,199
Oaktown Re, Ltd. 09/28/21 1,024,000 101.72 1,042
1,001
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,708
OCP CLO, Ltd. 10/28/21 8,147,000 100.00 8,147
7,868
OCP CLO, Ltd. 09/09/22 1,950,000 98.94 1,929
1,929
OCP SA 06/10/21 390,000 99.47 388
326
Octagon Investment Partners, Ltd. 11/29/22 7,388,879 98.76 7,297
7,324
Ohio Edison Co. 09/22/22 280,000 99.80 279
290
Panasonic Corp. 09/13/21 3,963,000 102.19 4,050
3,836
Paragon Mortgages (No. 12) PLC 03/25/21 GBP 1,169,554 135.79 1,588
1,422
Paragon Mortgages (No. 12) PLC 04/25/22 GBP 2,790,170 123.92 3,458
3,376
Parkmore Point RMBS PLC 02/07/23 GBP 3,061,798 118.35 3,624
3,793
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 94.63 47
47
Pennsylvania Electric Co. 03/28/23 130,000 99.77 130
131
Petroleos del Peru SA 04/09/21 420,000 101.89 428
266
Petroleos Mexicanos 02/23/21 MXN 192,568,400 4.72 9,093
9,840
Pilgrim's Pride Corp. 01/25/23 260,000 99.40 258
259
Preston Ridge Partners Mortgage LLC 12/01/20 1,375,755 100.00 1,376
1,322
Preston Ridge Partners Mortgage LLC 04/28/21 3,569,943 100.00 3,570
3,373
Preston Ridge Partners Mortgage Trust 11/03/21 748,962 100.00 749
701

See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Primrose Residential DAC 03/03/23 EUR 1,489,203 105.49 1,571
1,624
Prodigy Finance Designated Activity Co. 07/12/21 1,899,362 100.06 1,900
1,852
Prosus NV 08/04/22 3,847,000 85.93 3,306
3,276
Provincia de Buenos Aires 08/27/21 1,169,446 42.76 500
362
Provincia de Cordoba 04/12/21 420,000 69.50 292
348
Provincia de Cordoba 04/12/21 500,000 69.61 348
350
Radnor RE, Ltd. 06/18/21 10,556,148 100.05 10,561
10,532
Radnor RE, Ltd. 11/05/21 2,732,208 100.00 2,732
2,723
Regal Rexnord Corp. 01/09/23 1,740,000 101.06 1,758
1,765
Reliance Industries, Ltd. 10/01/19 2,934,000 102.28 3,001
2,883
Reliance Industries, Ltd. 01/05/22 980,000 99.79 978
821
Republic of Estonia Government International Bond 10/05/22 EUR 4,527,000 98.67 4,467
5,121
Republic of Serbia Government International Bond 01/19/23 2,300,000 99.64 2,292
2,346
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.63 586
481
RMAC Securities No. 1 PLC 04/15/21 GBP 3,085,405 133.40 4,116
3,714
RMAC Securities No. 1 PLC 04/15/21 GBP 1,391,968 133.44 1,857
1,676
RMAC Securities No. 1 PLC 04/15/21 GBP 1,139,978 134.39 1,532
1,376
RMAC Securities No. 1 PLC 11/08/22 4,312,797 93.60 4,037
4,096
Roche Holdings, Inc. 06/02/22 3,329,000 98.16 3,268
3,188
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100.00 210
187
Rockies Express Pipeline LLC 05/06/20 300,000 92.96 279
267
Rockies Express Pipeline LLC 03/23/21 289,000 103.01 298
267
Rockies Express Pipeline LLC 03/23/21 309,000 97.04 300
293
Rockies Express Pipeline LLC 07/07/22 117,000 84.33 99
102
Romania Government International Bond 02/23/21 EUR 4,312,000 114.11 4,920
2,777
Romania Government International Bond 07/08/21 EUR 4,020,000 110.75 4,452
2,608
Romania Government International Bond 08/03/21 EUR 3,460,000 80.48 2,785
2,247
Romania Government International Bond 02/24/22 EUR 862,000 103.18 889
708
Romania Government International Bond 02/24/22 EUR 2,353,000 89.92 2,116
1,932
Romania Government International Bond 02/24/22 EUR 543,000 95.26 517
419
Romania Government International Bond 02/24/22 EUR 847,000 95.64 810
689
Romania Government International Bond 02/25/22 EUR 547,000 92.30 505
535
Romania Government International Bond 03/01/22 EUR 659,000 104.29 687
559
Romania Government International Bond 06/28/22 EUR 663,000 65.00 431
438
Romania Government International Bond 07/20/22 EUR 309,000 81.78 253
275
Romania Government International Bond 07/21/22 EUR 200,000 85.97 172
188
Romania Government International Bond 09/21/22 EUR 6,078,000 94.37 5,736
6,329
Sasol Financing USA LLC 04/26/23 540,000 100.00 540
542
Saudi Arabian Oil Co. 10/08/21 2,867,000 99.94 2,865
2,661
Sealed Air Corp. 04/22/20 300,000 109.78 329
319
Sequoia Mortgage Trust 10/21/16 436,314 102.65 448
403
Sequoia Mortgage Trust 05/06/21 8,252,569 102.62 8,469
7,480
Shamrock Residential 03/22/23 EUR 897,361 108.55 974
987
Siemens Financieringsmaatschappij NV 02/04/22 2,681,000 102.42 2,746
2,614
Skandinaviska Enskilda Banken AB 01/06/23 2,924,000 94.50 2,763
2,752
Sky, Ltd. 01/04/21 3,311,000 104.37 3,456
3,251
Sociedad Quimica y Minera de Chile SA 09/13/21 650,000 99.20 645
453
Societe Generale SA 01/03/23 270,000 100.00 270
265
Societe Generale SA 02/03/23 3,105,000 91.15 2,830
2,775
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 850,000 101.16 860
859
Standard Chartered PLC 04/02/20 250,000 104.51 261
240
Standard Chartered PLC 12/07/21 3,998,000 98.84 3,952
3,186
Stratton Mortgage Funding PLC 06/27/22 GBP 4,826,909 121.69 5,874
6,026
Stratton Mortgage Funding PLC 10/10/22 GBP 1,547,823 109.25 1,691
1,940
Suzano Austria GmbH 04/09/21 200,000 128.88 258
201
Taurus CMBS 07/28/21 GBP 1,615,778 139.09 2,247
1,927
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,437
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.48 195
194
Tennessee Gas Pipeline Co. LLC 02/19/20 450,000 90.03 405
393
Towd Point Mortgage Funding PLC 01/20/21 GBP 1,506,000 136.44 2,055
1,889
Towd Point Mortgage Trust 08/17/20 2,903,977 101.73 2,954
2,722
Towd Point Mortgage Trust 02/24/23 GBP 7,938,000 118.10 9,375
9,861
TSMC Global, Ltd. 11/21/22 3,024,000 89.65 2,711
2,751
UBS Group AG 01/28/19 690,000 100.00 690
647
UBS Group AG 04/09/21 350,000 123.92 434
319

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Group AG 01/04/22 350,000 100.00 350
250
UBS Group AG 01/06/23 2,906,000 94.73 2,753
2,728
UBS Group AG 04/05/23 2,827,000 97.55 2,758
2,740
UniCredit SpA 04/22/20 231,000 104.81 242
221
UniCredit SpA 03/03/22 3,000,000 96.57 2,897
2,730
United Airlines, Inc. 04/14/21 70,000 100.00 70
63
United Airlines, Inc. 03/30/22 710,000 98.90 702
678
VICI Properties, Inc. 07/06/22 3,234,000 97.47 3,152
3,213
WarnerMedia Holdings, Inc. 02/08/23 680,000 98.20 668
665
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,422,352 138.64 3,358
3,013
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.38 434
310
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 98.41 1,176
1,133
Wells Fargo Commercial Mortgage Trust 11/15/22 1,931,671 93.64 1,809
1,809
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 200,000 98.07 196
197
Wynn Macau, Ltd. 09/16/21 320,000 95.77 306
285
Wynn Macau, Ltd. 01/04/23 1,380,000 97.26 1,342
1,331
Yara International ASA 04/11/22 2,810,000 99.03 2,783
2,652
ZF NA Capital, Inc. 05/05/20 3,154,000 96.53 3,027 3,081
736,488
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 105 CAD 13,238 06/23
377
Euro-Bobl Futures 9 EUR 1,062 06/23
29
Long Gilt Futures 116 GBP 11,769 06/23
(137)
United States 2 Year Treasury Note Futures 2,019 USD 416,245 06/23
3,519
United States 5 Year Treasury Note Futures 4,076 USD 447,309 06/23
4,008
United States 10 Year Treasury Note Futures 1,643 USD 189,278 06/23
4,299
United States Treasury Long Bond Futures 582 USD 76,624 06/23
2,793
United States Treasury Ultra Bond Futures 3,513 USD 452,385 06/23 15,537
Short Positions
Euro-BTP Futures 112 EUR 12,863 06/23
(504)
Euro-Bund Futures 261 EUR 35,381 06/23
(1,224)
Euro-Buxl Futures 3 EUR 418 06/23
(27)
Euro-OAT Futures 91 EUR 11,829 06/23
(445)
Euro-Schatz Futures 72 EUR 7,609 06/23
(85)
Japanese 10-Year Mini Government Bond Futures 326 JPY 11,671,425 06/23
(1,886)
Long Gilt Futures 1 GBP 101 06/23
—
United States 2 Year Treasury Note Futures 641 USD 132,151 06/23
(592)
United States 5 Year Treasury Note Futures 330 USD 36,215 06/23
(669)
United States 10 Year Treasury Note Futures 761 USD 87,669 06/23
(2,464)
United States Treasury Long Bond Futures 1 USD 132 06/23
1
United States Treasury Ultra Bond Futures 10 USD 1,215 06/23 (14)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 22,516

See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 16,137 GBP 12,898 05/11/23 76
Bank of New York USD 16,108 GBP 12,898 06/09/23 113
Bank of New York GBP 12,898 USD 16,099 05/11/23 (114)
Bank of New York GBP 7,708 USD 9,618 06/09/23 (76)
BNP Paribas USD 2,650 EUR 2,415 07/18/23 23
Citigroup USD 4,170 AUD 6,194 07/20/23 (57)
Citigroup USD 153 BRL 764 05/03/23 —
Citigroup USD 176 BRL 881 05/03/23 —
Citigroup USD 229 BRL 1,178 05/03/23 7
Citigroup USD 316 BRL 1,581 05/03/23 1
Citigroup USD 1,651 BRL 8,258 05/03/23 4
Citigroup USD 2,970 BRL 14,853 05/03/23 8
Citigroup USD 4,245 BRL 21,998 05/03/23 165
Citigroup USD 364 EUR 330 07/20/23 2
Citigroup USD 2,052 EUR 1,865 07/20/23 12
Citigroup USD 4,172 EUR 3,809 07/20/23 43
Citigroup USD 1,065 GBP 852 07/20/23 7
Citigroup USD 3,267 GBP 2,615 07/20/23 24
Citigroup USD 2,090 ILS 7,620 07/20/23 16
Citigroup USD 6,255 ILS 22,324 07/20/23 (85)
Citigroup USD 6,281 INR 519,366 07/20/23 47
Citigroup USD 818 JPY 108,352 07/20/23 (13)
Citigroup USD 8,283 JPY 1,084,108 07/20/23 (230)
Citigroup USD 112 PHP 6,327 07/20/23 2
Citigroup USD 169 PHP 9,422 07/20/23 1
Citigroup USD 254 PHP 14,293 07/20/23 4
Citigroup USD 259 PHP 14,486 07/20/23 2
Citigroup USD 347 PHP 19,487 07/20/23 5
Citigroup USD 361 PHP 20,301 07/20/23 5
Citigroup USD 578 PHP 32,534 07/20/23 9
Citigroup USD 1,960 PHP 110,823 07/20/23 39
Citigroup USD 2,208 PHP 120,405 07/20/23 (36)
Citigroup AUD 6,336 USD 4,180 07/20/23 (27)
Citigroup BRL 764 USD 145 05/03/23 (8)
Citigroup BRL 881 USD 166 05/03/23 (10)
Citigroup BRL 1,178 USD 236 05/03/23 (1)
Citigroup BRL 1,581 USD 316 05/03/23 (1)
Citigroup BRL 8,258 USD 1,594 05/03/23 (61)
Citigroup BRL 14,853 USD 2,930 05/03/23 (48)
Citigroup BRL 21,998 USD 4,399 05/03/23 (11)
Citigroup BRL 1,581 USD 310 08/02/23 (1)
Citigroup CAD 515 USD 384 07/20/23 3
Citigroup CHF 3,817 EUR 3,855 07/20/23 (83)
Citigroup CLP 2,513,063 USD 3,116 07/20/23 35
Citigroup CLP 2,553,327 USD 3,150 07/20/23 20
Citigroup COP 989,390 USD 211 07/19/23 4
Citigroup EUR 1,914 CHF 1,882 07/20/23 13
Citigroup EUR 2,835 SEK 31,936 07/20/23 (23)
Citigroup EUR 87,638 USD 96,196 07/20/23 (795)
Citigroup GBP 5,132 EUR 5,853 07/20/23 37
Citigroup GBP 991 USD 1,241 07/20/23 (7)
Citigroup GBP 3,466 USD 4,332 07/20/23 (31)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup HUF 50,881 EUR 130 07/20/23 (6)
Citigroup HUF 50,999 EUR 130 07/20/23 (6)
Citigroup HUF 53,742 EUR 138 07/20/23 (4)
Citigroup HUF 76,327 EUR 195 07/20/23 (8)
Citigroup HUF 76,390 EUR 195 07/20/23 (9)
Citigroup HUF 80,780 EUR 207 07/20/23 (8)
Citigroup HUF 110,530 EUR 284 07/20/23 (9)
Citigroup HUF 244,964 EUR 629 07/20/23 (21)
Citigroup ILS 7,414 USD 2,086 07/20/23 37
Citigroup INR 173,397 USD 2,100 07/20/23 (13)
Citigroup INR 174,020 USD 2,110 07/20/23 (11)
Citigroup JPY 50,000 USD 381 07/20/23 9
Citigroup JPY 97,325 USD 754 07/20/23 31
Citigroup JPY 539,488 USD 4,182 07/20/23 175
Citigroup JPY 8,034,866 USD 62,073 07/20/23 2,388
Citigroup MXN 5,541 USD 301 07/20/23 (3)
Citigroup MXN 76,661 USD 4,180 07/20/23 (17)
Citigroup MXN 271,514 USD 14,509 07/20/23 (356)
Citigroup PHP 348,769 USD 6,380 07/20/23 90
Citigroup ZAR 42,324 USD 2,314 07/20/23 17
Citigroup ZAR 95,642 USD 5,266 07/20/23 75
Goldman Sachs USD 1,604 JPY 207,279 07/18/23 (65)
JPMorgan Chase EUR 906 USD 991 06/20/23 (10)
JPMorgan Chase IDR 8,678,743 USD 579 07/18/23 (12)
Morgan Stanley USD 601 BRL 3,114 07/18/23 14
Morgan Stanley USD 1 GBP 1 07/18/23 —
Morgan Stanley USD 1,179 MXN 21,771 07/18/23 14
State Street USD 10,760 CAD 14,447 05/11/23 (94)
State Street USD 10,610 CAD 14,447 06/09/23 62
State Street USD 32,264 EUR 29,353 05/11/23 97
State Street USD 32,547 EUR 29,353 06/09/23 (134)
State Street USD 15,878 JPY 2,082,332 05/11/23 (573)
State Street USD 15,739 JPY 2,082,332 06/09/23 (367)
State Street USD 20,752 NOK 220,394 05/11/23 (63)
State Street USD 7,821 NOK 83,148 06/09/23 (5)
State Street USD 10,716 NZD 16,982 05/11/23 (215)
State Street USD 10,410 NZD 16,982 06/09/23 90
State Street USD 10,710 SEK 109,737 05/11/23 (4)
State Street USD 2,228 SEK 22,928 06/09/23 12
State Street USD 10,660 SEK 109,737 06/09/23 61
State Street CAD 14,447 USD 10,603 05/11/23 (62)
State Street CAD 5,684 USD 4,179 06/09/23 (19)
State Street EUR 29,353 USD 32,494 05/11/23 133
State Street EUR 14,695 USD 16,214 06/09/23 (13)
State Street EUR 1,508 USD 1,624 06/20/23 (42)
State Street GBP 765 USD 956 07/17/23 (6)
State Street GBP 54,714 USD 68,403 07/17/23 (460)
State Street JPY 2,082,332 USD 15,670 05/11/23 366
State Street JPY 2,225,932 USD 16,692 06/09/23 260
State Street NOK 220,394 USD 21,471 05/11/23 783
State Street NOK 220,394 USD 20,780 06/09/23 61
State Street NZD 16,982 USD 10,410 05/11/23 (91)

See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street NZD 6,506 USD 3,986 06/09/23 (37)
State Street SEK 109,737 USD 10,644 05/11/23 (61)
UBS USD 33,045 CHF 29,286 05/11/23 (251)
UBS USD 13,502 CHF 12,058 06/09/23 44
UBS CHF 29,286 USD 32,386 05/11/23 (408)
UBS CHF 29,286 USD 33,154 06/09/23 252
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 617
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 1,112 3.782%
(4)
SOFR
(4)
07/20/25
— — —
Citigroup USD 2,841 3.769%
(4)
SOFR
(4)
07/20/25
— (1) (1)
Citigroup HKD 9,106 3 Month HIBOR
(2)
3.507%
(2)
07/20/25
— 4 4
Citigroup USD 9,114 3.730%
(4)
SOFR
(4)
07/20/25
— (10) (10)
Citigroup NZD 18,700 4.825%
(3)
3 Month
NZD-BBR-Telerate
(2)
07/20/25
— (12) (12)
Citigroup HKD 23,107 3 Month HIBOR
(2)
3.525%
(2)
07/20/25
— 8 8
Citigroup CAD 30,700 3.969%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
07/20/25
— (23) (23)
Citigroup HKD 68,991 3 Month HIBOR
(3)
3.475%
(3)
07/20/25
— 36 36
Citigroup BRL 7,700 11.330%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (27) (27)
Citigroup BRL 9,031 12.930%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 42 42
Citigroup BRL 19,003 12.880%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 87 87
Citigroup BRL 30,997 12.980%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 156 156
Citigroup EUR 9,120 6 Month EURIBOR
(3)
3.035%
(4)
07/20/28
— (5) (5)
Citigroup KRW 5,000,000 3.010%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
07/20/28
— (18) (18)
Citigroup AUD 3,600 3.845%
(3)
6 Month BBSW
(3)
07/20/33
— 3 3
Citigroup CAD 7,000
3 Month Canadian
Dealer Offered Rate
(3)
3.258%
(3)
07/20/33
— 3 3
Citigroup JPY 1,400,000 TONAR
(4)
0.726%
(4)
07/20/33
— (118) (118)
Citigroup EUR 3,900 6 Month EURIBOR
(3)
1.942%
(4)
02/13/73 — 321 321
Total Open Interest Rate Swap Contracts (å) — 446 446

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 3,987 (5.000%)
(2)
06/20/28
12 (90) (78)
CDX NA Investment Grade
Index Bank of America USD 8,105 (1.000%)
(2)
06/20/28 (54) (45) (99)
Total Open Credit Indices - Purchase Protection Contracts (å) (42) (135) (177)
Total Open Credit Default Swap Contracts (å) (42) (135) (177)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 71,742 $ —
$ —
$ 71,742 2.8
Corporate Bonds and Notes — 586,080 —
—
586,080 22.8
International Debt — 441,714 —
—
441,714 17.2
Loan Agreements — 1,610 —
—
1,610 0.1
Mortgage-Backed Securities — 404,782 —
—
404,782 15.8
Municipal Bonds — 2,297 —
—
2,297 0.1
Non-US Bonds — 146,843 —
—
146,843 5.7
United States Government Treasuries — 359,079 —
—
359,079 14.0
Common Stocks — — —
—
— —
Preferred Stocks 704 — — — 704 —
*
Short-Term Investments — 336,636 — 207,257 543,893 21.2
Total Investments 704 2,350,783 — 207,257 2,558,744 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 30,563 — — — 30, 563 1.2
Foreign Currency Exchange Contracts — 5,798 — — 5,798 0.2
Interest Rate Swap Contracts — 660 — — 660 —
*
A
Liabilities
Futures Contracts (8,047) — — — (8, 047 ) (0.3)
Foreign Currency Exchange Contracts — (5,181) — — (5,181) (0.2)
Interest Rate Swap Contracts — (214) — — (214) ( — )
*
Credit Default Swap Contracts — (177) — — (177) ( — )
*
Total Other Financial Instruments
**
$ 22,516 $ 88 6 $ — $ — $ 23, 402
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
11,978
Argentina ............................................................................................
1,367
Australia .............................................................................................
3,061
Belgium ..............................................................................................
879
Bermuda .............................................................................................
92,681
Brazil ..................................................................................................
6,882
Canada ................................................................................................
42,225
Cayman Islands ..................................................................................
83,170
Chile ...................................................................................................
3,198
China ..................................................................................................
4,199
Colombia ............................................................................................
3,758
Denmark .............................................................................................
9,002
Estonia ................................................................................................
5,121
Finland ...............................................................................................
2,787
France .................................................................................................
25,008
Germany .............................................................................................
20,214
Hong Kong .........................................................................................
513
India ...................................................................................................
6,331
Indonesia ............................................................................................
1,204
Ireland ................................................................................................
13,744
Israel ...................................................................................................
63
Italy ....................................................................................................
11,863
Japan ..................................................................................................
76,728
Jordan .................................................................................................
1,183
Luxembourg .......................................................................................
26,434
Macao .................................................................................................
3,682
Mexico ...............................................................................................
43,879
Morocco .............................................................................................
326
Netherlands ........................................................................................
10,530
Oman ..................................................................................................
432
Panama ...............................................................................................
3,801
Peru ....................................................................................................
9,110
Romania .............................................................................................
19,704
Saudi Arabia .......................................................................................
2,661
Serbia .................................................................................................
2,346
South Africa .......................................................................................
8,565
South Korea .......................................................................................
6,541
Spain ..................................................................................................
7,656
Sweden ...............................................................................................
2,752
Switzerland ........................................................................................
17,386
Taiwan ................................................................................................
6,252
Togo ...................................................................................................
3,063
United Arab Emirates .........................................................................
473
United Kingdom .................................................................................
98,913
United States ......................................................................................
1,855,791

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Zambia ...............................................................................................
1,288
Total Investments ............................................................................... 2,558,744

See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,798 $ —
Variation margin on futures contracts* — — 30,563
Interest rate swap contracts, at fair value — — 660
Total
$ — $ 5,798 $ 31,223
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 8,047
Unrealized depreciation on foreign currency exchange contracts — 5,181 —
Interest rate swap contracts, at fair value — — 214
Credit default swap contracts, at fair value 177 — —
Total
$ 177 $ 5,181 $ 8,261
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (52,293)
Interest rate swap contracts — — 2,071
Credit default swap contracts 610 — —
Foreign currency exchange contracts — (26,983) —
Total
$ 610 $ (26,983) $ (50, 222 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 96,418
Interest rate swap contracts — — (684)
Credit default swap contracts (1, 384 ) — —
Foreign currency exchange contracts — 1,860 —
Total
$ (1, 384 ) $ 1,860 $ 95,734
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,798 $ — $ 5,798
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 660 — 660
Total Financial and Derivative Assets
6,458 — 6,458
Financial and Derivative Assets not subject to a netting agreement
(661) — (661)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,797 $ — $ 5,797
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 190 $ 190 $ — $ —
BNP Paribas
23 — — 23
Citigroup
3,337 2,000 1,337 —
Morgan Stanley
27 — — 27
State Street
1,924 1,738 — 186
UBS
296 296 — —
Total
$ 5,797 $ 4,224 $ 1,337 $ 236

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,181 $ — $ 5,181
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 214 — 214
Credit Default Swap Contracts Credit default swap contracts, at fair value 177 — 177
Total Financial and Derivative Liabilities
5,572 — 5,572
Financial and Derivative Liabilities not subject to a netting agreement
(392) — (392)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,180 $ — $ 5,180
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 190 $ 190 $ — $ —
Citigroup 2,000 2,000 — —
Goldman Sachs 65 — — 65
JPMorgan Chase 22 — — 22
State Street 2,245 1,738 — 507
UBS 658 296 — 362
Total
$ 5,180 $ 4,224 $ — $ 956
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,711,743
Investments, at fair value(>) ........................................................................................................................................................
2,558,744
Cash .............................................................................................................................................................................................. 253
Foreign currency holdings(^) ....................................................................................................................................................... 10,765
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,798
Receivables:
Dividends and interest ...................................................................................................................................................... 16,049
Dividends from affiliated funds ....................................................................................................................................... 870
Investments sold ............................................................................................................................................................... 18,013
Fund shares sold ............................................................................................................................................................... 1,537
From broker(a)(b) ............................................................................................................................................................ 58,174
Variation margin on futures contracts .............................................................................................................................. 25,662
Prepaid expenses .......................................................................................................................................................................... 18
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 660
Total assets ...............................................................................................................................................................
2,696,543
Liabilities
Payables:
Due to broker (c)(d) ......................................................................................................................................................... 15,748
Investments purchased ..................................................................................................................................................... 102,827
Fund shares redeemed ...................................................................................................................................................... 1,406
Accrued fees to affiliates .................................................................................................................................................. 1,055
Other accrued expenses .................................................................................................................................................... 508
Variation margin on futures contracts .............................................................................................................................. 3,111
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 5,181
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 214
Credit default swap contracts, at fair value(+) ............................................................................................................................. 177
Total liabilities ...........................................................................................................................................................
130,227
Net Assets ...............................................................................................................................................................
$ 2,566,316

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (548,469)
Shares of beneficial interest .........................................................................................................................................................
2,730
Additional paid-in capital ............................................................................................................................................................
3,112,055
Net Assets ...............................................................................................................................................................
$ 2,566,316
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.75
Class A — Net assets ........................................................................................................................................................... $ 19,850,682
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,116,858
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.28
Class C — Net assets ........................................................................................................................................................... $ 10,311,324
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 1,111,032
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.43
Class M — Net assets .......................................................................................................................................................... $ 420,983,157
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 44,623,161
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 9.30
Class R6 — Net assets ......................................................................................................................................................... $ 1,818,197
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 195,405
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.44
Class S — Net assets ............................................................................................................................................................ $ 1,468,482,211
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 155,489,364
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 9.29
Class Y — Net assets ........................................................................................................................................................... $ 644,870,392
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 69,421,377
Amounts in thousands
(^)     Foreign currency holdings - cost $ 10,669
(+)    Credit default swap contracts - premiums paid (received) $ (42)
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)    Investments in affiliates, U.S. Cash Management Fund $ 207,257
(a)     Receivable from Broker for Futures $ 38,019
(b)     Receivable from Broker for Swaps $ 20,155
(c)     Due to Broker for Futures $ 5,928
(d)     Due to Broker for Swaps $ 9,820
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 129
Dividends from affiliated funds ....................................................................................................................................... 4,611
Interest .............................................................................................................................................................................. 44,082
Total investment income ..............................................................................................................................................................
48, 822
Expenses
Advisory fees ................................................................................................................................................................... 6,085
Administrative fees .......................................................................................................................................................... 620
Custodian fees .................................................................................................................................................................. 207
Distribution fees - Class A ............................................................................................................................................... 25
Distribution fees - Class C ............................................................................................................................................... 40
Transfer agent fees - Class A ........................................................................................................................................... 20
Transfer agent fees - Class C ........................................................................................................................................... 10
Transfer agent fees - Class M .......................................................................................................................................... 419
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,481
Transfer agent fees - Class Y ........................................................................................................................................... 14
Professional fees .............................................................................................................................................................. 196
Registration fees ............................................................................................................................................................... 73
Shareholder servicing fees - Class C ............................................................................................................................... 13
Trustees’ fees .................................................................................................................................................................... 97
Printing fees ..................................................................................................................................................................... 67
Miscellaneous .................................................................................................................................................................. 54
Expenses before reductions .............................................................................................................................................. 9,421
Expense reductions .......................................................................................................................................................... (2,671)
Net expenses ................................................................................................................................................................................
6,750
Net investment income (loss) .......................................................................................................................................................
42, 072
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (134,840)
Investments in affiliated funds ......................................................................................................................................... 17
Futures contracts .............................................................................................................................................................. (52,293)
Foreign currency exchange contracts ............................................................................................................................... (26,983)
Interest rate swap contracts .............................................................................................................................................. 2,071
Credit default swap contracts ........................................................................................................................................... 610
Foreign currency-related transactions .............................................................................................................................. 2,018
Net realized gain (loss) ................................................................................................................................................................
(209, 400 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 240,096
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 96,418
Foreign currency exchange contracts ............................................................................................................................... 1,860
Interest rate swap contracts .............................................................................................................................................. (684)
Credit default swap contracts ........................................................................................................................................... (1, 384 )
Foreign currency-related transactions .............................................................................................................................. 1, 593
Net change in unrealized appreciation (depreciation) ................................................................................................................. 337,902
Net realized and unrealized gain (loss) ........................................................................................................................................ 128, 502
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 170,574
*      Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 387
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 42, 072 $ 59, 212
Net realized gain (loss) ....................................................................................................................... (209, 400 ) (236, 537 )
Net change in unrealized appreciation (depreciation) ........................................................................ 337,902 (458,221)
Net increase (decrease) in net assets from operations .............................................................................. 170,574 (635,546)
Distributions
To shareholders
Class A .......................................................................................................................................... (300) (480)
Class C .......................................................................................................................................... (143) (185)
Class M ......................................................................................................................................... (6,801) (14,372)
Class R6 ........................................................................................................................................ (37) (55)
Class S .......................................................................................................................................... (23,755) (51,112)
Class Y .......................................................................................................................................... (10,320) (17,513)
Net decrease in net assets from distributions ............................................................................................ (41,356) (83,717)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (460,482) (415,070)
Total Net Increase (Decrease) in Net Assets ........................................................................
(331,264) (1,134,333)
Net Assets
Beginning of period .................................................................................................................................. 2,897,580 4,031,913
End of period .............................................................................................................................................
$ 2,566,316 $ 2,897,580

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
388 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 142 $ 1,307 321 $ 3,137
Proceeds from reinvestment of distributions 32 296 45 474
Payments for shares redeemed (332) (3,060) (486) (4,832)
Net increase (decrease)
(158) (1,457) (120) (1,221)
Class C
Proceeds from shares sold 65 600 84 821
Proceeds from reinvestment of distributions 16 142 17 185
Payments for shares redeemed (194) (1,766) (285) (2,856)
Net increase (decrease)
(113) (1,024) (184) (1,850)
Class M
Proceeds from shares sold 6,640 61,862 9,385 95,086
Proceeds from reinvestment of distributions 735 6,799 1,378 14,366
Payments for shares redeemed (19,378) (175,531) (13,773) (136,895)
Net increase (decrease)
(12,003) (106,870) (3,010) (27,443)
Class R6
Proceeds from shares sold 42 387 229 2,383
Proceeds from reinvestment of distributions 4 37 5 54
Payments for shares redeemed (101) (932) (144) (1,444)
Net increase (decrease)
(55) (508) 90 993
Class S
Proceeds from shares sold 11,582 107,649 28,913 295,581
Proceeds from reinvestment of distributions 2,551 23,645 4,852 50,852
Payments for shares redeemed (53,822) (490,217) (65,206) (648,220)
Net increase (decrease)
(39,689) (358,923) (31,441) (301,787)
Class Y
Proceeds from shares sold 7,692 70,470 5,880 56,204
Proceeds from reinvestment of distributions 1,132 10,320 1,704 17,513
Payments for shares redeemed (7,910) (72,490) (15,702) (157,479)
Net increase (decrease)
914 8,300 (8,118) (83,762)
Total increase (decrease)
(51,104) $ (460,482) (42,783) $ (415,070)

See accompanying notes which are an integral part of the financial statements.
390 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 8.92 .14 .46 .60 (.14) —
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
Class C
April 30, 2023* 8.84 .10 .46 .56 (.12) —
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
Class M
April 30, 2023* 8.96 .15 .47 .62 (.15) —
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
Class R6
April 30, 2023* 8.84 .15 .46 .61 (.15) —
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
Class S
April 30, 2023* 8.98 .15 .45 .60 (.14) —
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
Class Y
April 30, 2023* 8.83 .15 .46 .61 (.15) —
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 391
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.14) 9.38 6.73 19,851 1.03 .84 2.9 8 32
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.12) 9.28 6.36 10,311 1.78 1.59 2.23 32
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.15) 9.43 6.91 420,983 .78 .47 3.3 4 32
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.15) 9.30 6.90 1,818 .63 .46 3.3 5 32
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.14) 9.44 6.76 1,468,482 .78 .57 3.2 4 32
(.23) 8.98 (16.77) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.15) 9.29 6.91 644,871 .58 .43 3.3 8 32
(.25) 8.83 (16.65) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
392 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 720,887
Administrative fees 102,085
Distribution fees 10,453
Shareholder servicing fees 2,132
Transfer agent fees 189,441
Trustee fees 30,447
$ 1,055,445
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 200,021 $ 1,576,017 $ 1,568,801 $ 17 $ 3 $ 207,257 $ 4,611 $ —
U.S. Cash Collateral Fund — 360 360 — — — — —
$ 200,021 $ 1,576,377 $ 1,569,161 $ 17 $ 3 $ 207,257 $ 4,611 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,713,939,641 $ 83,040,083 $ (214,813,614) $ (131,773,531)

Investment Grade Bond Fund 393
Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,062.10 $ 1,020.98
Expenses Paid During Period* $ 3.94 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,057.90 $ 1,017.26
Expenses Paid During Period* $ 7.76 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,063.50 $ 1,022.91
Expenses Paid During Period* $ 1.94 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

394 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,064.00 $ 1,023.06
Expenses Paid During Period* $ 1.79 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,063.00 $ 1,022.41
Expenses Paid During Period* $ 2.46 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,063.60 $ 1,023.21
Expenses Paid During Period* $ 1.64 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.5%
Asset-Backed Securities - 1.7%
ACE Securities Corp. Home Equity
Loan Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 29 29
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 845 840
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,123
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 27 25
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
6.180% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,499 1,478
Figre Trust
5.850% due 03/25/53 965 959
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 793 627
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 693 568
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 458
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,056
OneSky Class A Loan Trust
Series A Class A
3.875% due 07/15/29 (Š) 2,140 1,934
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 3,875 3,952
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 614 575
18,624
Corporate Bonds and Notes – 21.9%
AbbVie, Inc.
3.600% due 05/14/25 1,435 1,402
Series WI
2.600% due 11/21/24 345 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 11/21/49 1,100 964
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 490
Aetna, Inc.
6.750% due 12/15/37 1,240 1,383
Agilent Technologies, Inc.
2.100% due 06/04/30 331 278
Air Lease Corp.
5.850% due 12/15/27 1,270 1,285
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 323 317
Alleghany Corp.
3.250% due 08/15/51 460 333
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 315
Ally Financial, Inc.
8.000% due 11/01/31 257 272
Altria Group, Inc.
2.450% due 02/04/32 225 179
10.200% due 02/06/39 579 819
3.400% due 02/04/41 397 281
Amcor PLC
4.000% due 05/17/25 326 319
Series WI
3.625% due 04/28/26 290 279
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,803 1,651
American Electric Power Co., Inc.
5.625% due 03/01/33 1,500 1,571
American Homes 4 Rent, LP
4.250% due 02/15/28 291 276
American Tower Corp.
2.400% due 03/15/25 340 324
Amgen, Inc.
5.250% due 03/02/30 610 627
3.150% due 02/21/40 1,200 934
5.650% due 03/02/53 1,045 1,083
Amphenol Corp.
2.050% due 03/01/25 334 318
Analog Devices, Inc.
1.700% due 10/01/28 660 581
Aon Corp.
8.205% due 01/01/27 244 249
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 191
4.400% due 05/27/26 (Þ) 810 778
Apple, Inc.
0.700% due 02/08/26 1,084 990
4.650% due 02/23/46 600 604
Arch Capital Finance LLC
4.011% due 12/15/26 331 323
Archer-Daniels-Midland Co.

See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/11/26 292 277
Ares Capital Corp.
3.875% due 01/15/26 303 282
AT&T, Inc.
1.700% due 03/25/26 355 328
4.300% due 02/15/30 865 839
6.800% due 05/15/36 525 566
3.500% due 06/01/41 1,190 938
Series WI
8.750% due 11/15/31 415 505
4.900% due 08/15/37 780 756
3.500% due 09/15/53 1,145 821
3.550% due 09/15/55 1,670 1,185
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,730 1,568
Athene Holding, Ltd.
4.125% due 01/12/28 2,250 2,047
Avery Dennison Corp.
2.650% due 04/30/30 332 285
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 285
Bank of America Corp.
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 2,360 2,274
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,210 994
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,175 1,121
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,035 2,049
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 2,175 1,675
Series MtN
3.093% due 10/01/25 (USD 3 Month
LIBOR + 1.090%)(Ê) 1,070 1,032
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 336
Becton Dickinson and Co.
3.734% due 12/15/24 79 77
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 283 280
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 323 281
2.850% due 10/15/50 695 498
3.850% due 03/15/52 2,320 1,978
Berkshire Hathaway, Inc.
3.125% due 03/15/26 290 283
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 337 330
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 299 276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone Private Credit Fund
Series WI
2.625% due 12/15/26 395 336
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 478
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 331
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,556
3.200% due 03/01/29 910 833
5.705% due 05/01/40 615 617
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 515
Brandywine Operating Partnership, LP
4.100% due 10/01/24 328 309
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 705 593
4.926% due 05/15/37 (Þ) 508 464
Series WI
4.150% due 11/15/30 616 573
Brown & Brown, Inc.
4.200% due 09/15/24 285 282
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 1,190 1,126
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 292 273
Carlisle Cos., Inc.
2.750% due 03/01/30 370 319
Carrier Global Corp.
Series WI
2.242% due 02/15/25 351 335
CBRE Services, Inc.
4.875% due 03/01/26 316 316
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 336
Celanese US Holdings LLC
6.050% due 03/15/25 2,775 2,785
6.330% due 07/15/29 845 856
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 703
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 289 281
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,319
Series WI
4.200% due 03/15/28 375 356
Cheniere Corpus Christi Holdings LLC
Series WI
3.700% due 11/15/29 732 685
2.742% due 12/31/39 435 357
Chevron Corp.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 11/15/24 333 331
1.554% due 05/11/25 359 339
Cigna Corp.
Series WI
4.125% due 11/15/25 1,420 1,402
4.800% due 08/15/38 998 968
Cisco Systems, Inc.
2.950% due 02/28/26 336 326
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 537
Citadel, LP
4.875% due 01/15/27 (Þ) 625 599
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 667
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 995
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,260
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,765 2,295
8.125% due 07/15/39 450 582
Citizens Financial Group, Inc.
3.250% due 04/30/30 360 307
Coca-Cola Co. (The)
3.450% due 03/25/30 288 277
Comcast Corp.
6.450% due 03/15/37 835 956
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,397
Conagra Brands, Inc.
1.375% due 11/01/27 334 288
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,259
4.900% due 05/01/33 900 903
Constellation Energy Generation LLC
5.800% due 03/01/33 1,105 1,153
Consumers Energy Co.
4.625% due 05/15/33 1,270 1,277
2.650% due 08/15/52 1,290 871
Corporate Office Properties Trust
2.000% due 01/15/29 355 274
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 505 423
Costco Wholesale Corp.
1.375% due 06/20/27 355 321
Crown Castle International Corp.
3.200% due 09/01/24 334 325
CVS Health Corp.
5.250% due 02/21/33 210 214
4.780% due 03/25/38 625 597
DDR Corp.
3.625% due 02/01/25 339 320
Deere & Co.
2.750% due 04/15/25 1,450 1,405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dell International LLC / EMC Corp.
5.750% due 02/01/33 900 912
Devon Energy Corp.
7.875% due 09/30/31 425 496
4.750% due 05/15/42 940 826
DH Europe Finance II SARL
2.600% due 11/15/29 314 283
Diamondback Energy, Inc.
6.250% due 03/15/33 1,200 1,280
4.250% due 03/15/52 740 584
Discover Bank
2.450% due 09/12/24 342 325
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 171
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 564
Series A
3.300% due 03/15/25 335 324
DR Horton, Inc.
2.600% due 10/15/25 340 321
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 285
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,158
5.250% due 04/15/29 1,560 1,565
3.750% due 05/15/30 1,130 1,039
Enstar Group, Ltd.
3.100% due 09/01/31 300 237
Enterprise Products Operating LLC
3.750% due 02/15/25 340 336
5.350% due 01/31/33 1,380 1,437
EPR Properties Co.
4.750% due 12/15/26 351 320
Equifax, Inc.
2.600% due 12/15/25 720 678
Essential Properties, LP
2.950% due 07/15/31 475 351
Essex Portfolio, LP
3.500% due 04/01/25 336 324
Exelon Corp.
3.400% due 04/15/26 333 322
Exxon Mobil Corp.
2.992% due 03/19/25 345 336
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,122
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 269
Fifth Third Bancorp
6.361% due 10/27/28 (SOFR +
2.192%)(Ê) 302 312
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,403
FNB Corp.

See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 08/25/25 314 302
Fortive Corp.
Series WI
3.150% due 06/15/26 289 276
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 285
Freeport-McMoRan, Inc.
4.125% due 03/01/28 1,055 996
FS KKR Capital Corp.
4.125% due 02/01/25 358 339
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 991
General Dynamics Corp.
3.250% due 04/01/25 344 335
General Mills, Inc.
4.000% due 04/17/25 278 275
General Motors Co.
6.600% due 04/01/36 380 391
5.950% due 04/01/49 1,875 1,737
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 697
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 327 315
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 309
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.201%)(Ê) 2,170 2,100
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,690 1,454
6.345% due 02/15/34 725 753
6.450% due 05/01/36 310 334
4.411% due 04/23/39 (CME Term
SOFR 3 Month + 1.430%)(Ê) 50 45
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 3,895 3,182
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 287
HCA, Inc.
4.500% due 02/15/27 380 373
3.125% due 03/15/27 347 326
5.500% due 06/15/47 1,320 1,242
Healthcare Realty Holdings, LP
3.500% due 08/01/26 356 332
Hercules Capital, Inc.
2.625% due 09/16/26 324 277
Hess Corp.
6.000% due 01/15/40 1,120 1,140
5.600% due 02/15/41 315 306
5.800% due 04/01/47 440 436
HF Sinclair Corp.
Series WI
5.875% due 04/01/26 1,095 1,110
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Home Depot, Inc. (The)
3.000% due 04/01/26 285 277
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 373 318
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 615 686
HSBC USA, Inc.
7.200% due 07/15/97 245 269
Huntington Bancshares, Inc.
2.550% due 02/04/30 377 308
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 327 319
Huntsman International LLC
4.500% due 05/01/29 299 281
Intel Corp.
5.700% due 02/10/53 1,040 1,064
Intercontinental Exchange, Inc.
4.950% due 06/15/52 1,375 1,366
International Business Machines Corp.
3.000% due 05/15/24 1,005 985
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 323 275
Invitation Homes, Inc.
2.300% due 11/15/28 334 284
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 407
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 321 326
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
6.500% due 12/01/52 (Þ) 3,105 2,942
Johnson Controls International PLC
3.900% due 02/14/26 331 323
JPMorgan Chase & Co.
7.750% due 07/15/25 260 274
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,838
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,428
8.750% due 09/01/30 405 483
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 990 847
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 1,035 1,007
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,439
Kellogg Co.
Series B
7.450% due 04/01/31 238 275
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 721

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kenvue, Inc.
4.900% due 03/22/33 (Þ) 312 323
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 282 283
KeyCorp.
5.000% due 01/26/33 740 688
Keysight Technologies, Inc.
Series WI
4.550% due 10/30/24 323 320
Kilroy Realty, LP
4.750% due 12/15/28 347 307
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 335
Kinder Morgan, Inc.
5.200% due 06/01/33 1,390 1,380
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 784
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,285 1,232
Series WI
3.000% due 06/01/26 295 282
Kroger Co. (The)
3.500% due 02/01/26 286 279
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 833
Laboratory Corp. of America Holdings
2.300% due 12/01/24 353 338
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Ø)(Æ) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 570 553
Lowe's Cos., Inc.
3.125% due 09/15/24 285 278
Magallanes, Inc.
5.050% due 03/15/42 (Þ) 1,526 1,262
5.141% due 03/15/52 (Þ) 1,925 1,538
Main Street Capital Corp.
3.000% due 07/14/26 358 315
Markel Corp.
5.000% due 04/05/46 334 306
Marriott International, Inc.
Series EE
5.750% due 05/01/25 313 317
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 1,105
McDonald's Corp.
3.375% due 05/26/25 285 279
Mercury General Corp.
4.400% due 03/15/27 1,915 1,855
Microsoft Corp.
2.400% due 08/08/26 343 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mississippi Power Co.
3.950% due 03/30/28 330 319
Mondelez International, Inc.
1.875% due 10/15/32 398 319
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 293 276
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,289
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,025 1,036
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 70 67
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 804
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 1,740 1,432
Morgan Stanley Bank NA
4.754% due 04/21/26 1,225 1,231
Motorola Solutions, Inc.
5.600% due 06/01/32 316 321
MPLX, LP
4.800% due 02/15/29 815 810
5.000% due 03/01/33 545 536
4.500% due 04/15/38 190 171
4.950% due 03/14/52 965 835
MultiCare Health System
2.803% due 08/15/50 715 452
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 285
Nestle Holdings, Inc.
3.500% due 09/24/25 (Þ) 279 273
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 156
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 219
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27 363 330
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 329
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 615 584
Old Republic International Corp.
3.875% due 08/26/26 335 323
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 281 275
Oracle Corp.
2.950% due 04/01/30 270 239
3.900% due 05/15/35 385 338
3.800% due 11/15/37 160 134

See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 04/01/40 3,121 2,424
6.900% due 11/09/52 1,735 1,944
4.375% due 05/15/55 380 303
Otis Worldwide Corp.
Series WI
2.293% due 04/05/27 306 281
Owl Rock Capital Corp.
4.250% due 01/15/26 294 274
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 290
2.100% due 08/01/27 1,325 1,159
2.500% due 02/01/31 635 515
4.200% due 06/01/41 360 277
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 198
PacifiCorp
2.900% due 06/15/52 1,390 969
Paramount Global
4.750% due 05/15/25 779 771
5.900% due 10/15/40 380 339
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 377
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 331 321
PepsiCo, Inc.
2.625% due 03/19/27 357 339
Philip Morris International, Inc.
4.375% due 11/15/41 635 551
Pioneer Natural Resources Co.
1.125% due 01/15/26 313 286
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 784
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 371
Progress Energy, Inc.
7.750% due 03/01/31 295 345
Prospect Capital Corp.
3.706% due 01/22/26 380 337
3.364% due 11/15/26 377 317
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 127
PVH Corp.
Series WI
4.625% due 07/10/25 570 562
Quanta Services, Inc.
0.950% due 10/01/24 343 323
Radian Group, Inc.
4.875% due 03/15/27 336 320
Raytheon Technologies Corp.
5.375% due 02/27/53 660 694
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 316 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regions Financial Corp.
2.250% due 05/18/25 348 324
Republic Services, Inc.
2.500% due 08/15/24 346 335
5.000% due 04/01/34 875 895
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 309
Roche Holdings, Inc.
0.991% due 03/05/26 (Þ) 305 279
Roper Technologies, Inc.
2.950% due 09/15/29 357 322
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 750 684
RPM International, Inc.
3.750% due 03/15/27 336 321
Ryder System, Inc.
2.850% due 03/01/27 349 323
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 760 760
5.000% due 03/15/27 2,095 2,095
Sabra Health Care, LP
3.900% due 10/15/29 1,670 1,392
3.200% due 12/01/31 450 338
Series WI
5.125% due 08/15/26 287 272
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 269
Schlumberger Finance Canada, Ltd.
1.400% due 09/17/25 1,220 1,132
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 714
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 358
Simon Property Group, LP
2.450% due 09/13/29 2,140 1,866
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 334 321
Spirit Realty Capital, Inc.
2.100% due 03/15/28 383 323
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,260 2,248
Starbucks Corp.
2.000% due 03/12/27 348 319
Sun Communities, Inc.
2.700% due 07/15/31 398 321
Synchrony Financial
2.875% due 10/28/31 447 329
Series BKNT
5.400% due 08/22/25 1,690 1,612
Sysco Corp.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 10/01/25 331 323
System Energy Resources, Inc.
6.000% due 04/15/28 316 326
TCI Communications, Inc.
7.875% due 02/15/26 340 368
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,440 2,133
8.375% due 06/15/32 515 603
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 332
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24 292 278
Time Warner Cable LLC
6.550% due 05/01/37 758 739
7.300% due 07/01/38 380 394
6.750% due 06/15/39 520 506
Time Warner Entertainment Co., LP
8.375% due 07/15/33 866 979
T-Mobile USA, Inc.
3.500% due 04/15/31 166 150
Series WI
3.500% due 04/15/25 281 273
4.500% due 04/15/50 1,920 1,683
Trimble, Inc.
6.100% due 03/15/33 320 328
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 312
United Technologies Corp.
3.125% due 05/04/27 336 321
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 477
5.875% due 02/15/53 1,965 2,219
Unum Group
5.750% due 08/15/42 296 276
US Bancorp
4.967% due 07/22/33 (SOFR +
2.110%)(Ê) 1,000 936
Validus Holdings, Ltd.
8.875% due 01/26/40 477 593
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,370
4.500% due 08/10/33 335 324
Series WI
4.272% due 01/15/36 2,710 2,516
ViacomCBS, Inc.
4.600% due 01/15/45 235 171
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 301 286
Virginia Electric & Power Co.
5.000% due 04/01/33 1,041 1,054
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,107
4.300% due 07/15/29 (Þ) 620 572
Vontier Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
1.800% due 04/01/26 370 331
2.950% due 04/01/31 330 260
Vornado Realty Trust
3.500% due 01/15/25 338 316
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 261
Walmart, Inc.
1.050% due 09/17/26 361 327
Walt Disney Co. (The)
3.700% due 03/23/27 338 332
Wells Fargo & Co.
2.406% due 10/30/25 (USD 3 Month
LIBOR + 0.825%)(Ê) 289 277
5.760% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 1,520 1,398
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 2,065 1,949
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 605 528
5.950% due 12/15/36 100 102
Welltower, Inc.
4.000% due 06/01/25 330 322
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 333 317
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/25 334 325
Zions Bancorp NA
3.250% due 10/29/29 381 281
236,740
International Debt - 14.0%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 334
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 343 321
3.000% due 10/29/28 805 701
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 338 293
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 332
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 1,420 1,407
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 267
5.450% due 01/23/39 785 834
5.550% due 01/23/49 1,945 2,101
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 441
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A

See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 5,101 4,962
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,540 4,429
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 4,775 4,684
AstraZeneca PLC
3.375% due 11/16/25 337 329
6.450% due 09/15/37 1,200 1,421
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 349 348
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 310 273
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 200 160
Bancolombia SA
3.000% due 01/29/25 301 284
Bank of Montreal
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 334 284
Bank of Nova Scotia (The)
0.650% due 07/31/24 306 289
Barclays PLC
4.375% due 01/12/26 1,435 1,398
Barrick NA Finance LLC
5.750% due 05/01/43 950 1,004
BAT Capital Corp.
Series WI
3.557% due 08/15/27 485 454
4.390% due 08/15/37 800 653
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 1,500 1,251
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 709 692
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,918 1,853
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 629 628
Series 2020-2A Class M2
6.108% due 08/26/30 (USD 1 Month
LIBOR + 6.000%)(Ê)(Þ) 1,575 1,607
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 1,779 1,801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,668 2,650
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 690
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 988 971
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 932
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,394
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 284 279
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 544
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 1,445 1,410
BNP Paribas SA
4.250% due 10/15/24 377 370
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,025 871
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,695 1,708
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 227 211
Brookfield Finance LLC
3.450% due 04/15/50 359 246
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 2,230 2,031
3.450% due 04/07/27 335 320
Canadian National Railway Co.
6.900% due 07/15/28 249 279
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 306
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 258
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 536 533
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 377
Cenovus Energy, Inc.
6.750% due 11/15/39 917 996
CI Financial Corp.
3.200% due 12/17/30 1,858 1,379
4.100% due 06/15/51 1,015 591

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIFC Funding, Ltd.
Series 2018-5A Class A1
5.269% due 01/15/32 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 3,200 3,163
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,615 1,443
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 384
Credit Suisse Group AG
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 461
Series WI
4.550% due 04/17/26 289 269
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.750% due 03/26/25 1,175 1,096
Daimler Trucks Finance NA LLC
3.500% due 04/07/25 (Þ) 329 321
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,392 1,402
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 361 324
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 322
Eagle Re, Ltd.
Series 2020-1 Class M1C
1.930% due 01/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,275 1,269
Series 2021-1 Class M1B
6.460% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 24 24
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,326 2,313
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,041
Enbridge, Inc.
3.700% due 07/15/27 346 332
5.700% due 03/08/33 780 810
Enel Finance International NV
6.800% due 10/14/25 (Þ) 765 793
3.500% due 04/06/28 (Þ) 387 362
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 285 280
3.375% due 03/03/31 420 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,421
4.550% due 08/23/27 (Þ) 1,485 1,460
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 200 197
6.200% due 04/14/52 (Þ) 210 193
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 2,013 1,879
2.625% due 03/31/36 (Þ) 225 185
Greywolf CLO V, Ltd.
Series 2018-1A Class A1R
5.518% due 01/27/31 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 3,772 3,742
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 402 396
Hana Bank
4.375% due 09/30/24 (Þ) 350 344
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 3,724 3,562
Home RE, Ltd.
Series 2019-1 Class M1
1.742% due 05/25/29 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,517 5,515
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 709
8.113% due 11/03/33 (SOFR +
4.250%)(Ê) 2,210 2,494
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 284 275
Inco, Ltd.
7.200% due 09/15/32 322 347
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 308 280
ING Groep NV
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 194 178
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 373 329
Intesa Sanpaolo SpA
8.248% due 11/21/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 4.400%)(Ê)(Þ) 290 311
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 287
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,626 1,612
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR

See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.785% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 5,080 5,031
Mitsubishi Corp.
1.125% due 07/15/26 (Þ) 356 317
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 1,675 1,666
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,126
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 545 570
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 520
6.016% due 03/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê) 645 670
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 344 316
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.180% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,479 1,462
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 478 474
Neuberger Berman Loan Advisers CLO
26, Ltd.
Series 2021-26A Class AR
1.000% due 10/18/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 980 970
Nomura Holdings, Inc.
2.329% due 01/22/27 372 331
Nordea Bank Abp
1.500% due 09/30/26 (Þ) 363 323
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 2,239 2,040
Nutrien, Ltd.
3.000% due 04/01/25 331 318
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 436 436
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,452
Oaktown Re, Ltd.
Series 2018-1A Class M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.018% due 07/25/28 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,632 1,635
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1
5.049% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 2,840 2,803
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,135 1,125
Panasonic Corp.
2.679% due 07/19/24 (Þ) 292 283
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 303 296
Prosus NV
4.027% due 08/03/50 (Þ) 439 280
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 715 713
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 589 587
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 284 279
Reynolds American, Inc.
7.250% due 06/15/37 390 423
8.125% due 05/01/40 715 789
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 2,495 2,369
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 661 614
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,491
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 851
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 363 321
Sky, Ltd.
3.750% due 09/16/24 (Þ) 342 336
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 569
4.250% due 04/14/25 (Þ) 384 366
3.625% due 03/01/41 (Þ) 625 404
7.367% due 01/10/53 (Þ) 965 946
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 276 271
Southern Copper Corp.
3.875% due 04/23/25 324 318

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 405
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
4.456% due 06/08/32 1,275 1,230
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,606 1,429
TSMC Arizona Corp.
1.750% due 10/25/26 945 861
3.875% due 04/22/27 284 280
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 310 282
UBS Group AG
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 410 317
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 357 325
Vale Overseas, Ltd.
6.250% due 08/10/26 267 276
Vodafone Group PLC
5.625% due 02/10/53 835 824
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,568
Voya CLO, Ltd.
Series 2018-1A Class A1R
1.258% due 01/20/31 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,964 1,940
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,390 1,375
Series 2021-3A Class A1R
6.290% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,397
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 1,005 789
Yara International ASA
3.800% due 06/06/26 (Þ) 346 327
151,974
Mortgage-Backed Securities - 14.7%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 43 40
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 7 6
Bellemeade Re, Ltd.
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 653 656
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,076
Series 2021-CX2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 11/10/46 (Þ) 2,617 2,127
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,186 1,153
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,075
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,378 2,330
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,457
Fannie Mae
2.600% due 2031 330 298
5.500% due 2033 11 11
5.500% due 2034 143 148
4.500% due 2035 197 203
6.000% due 2035 47 48
5.500% due 2036 100 103
5.500% due 2037 75 78
5.500% due 2038 322 334
6.000% due 2039 21 22
4.500% due 2040 67 67
5.500% due 2040 289 295
4.000% due 2041 82 80
3.500% due 2043 799 762
4.000% due 2043 82 80
4.000% due 2044 413 403
3.500% due 2045 562 532
4.000% due 2045 365 356
4.000% due 2046 860 838
4.500% due 2046 207 207
4.000% due 2047 262 254
4.500% due 2047 58 57
4.000% due 2048 360 351
5.000% due 2048 1,050 1,062
3.000% due 2049 2,718 2,468
4.000% due 2049 360 352
2.000% due 2051 4,633 3,866
4.000% due 2052 8,373 8,007
5.000% due 2052 3,331 3,312
5.500% due 2052 6,152 6,224
5.000% due 2053 7,188 7,160
5.500% due 2053 12,077 12,196
30 Year TBA(Ï)
5.500% 15,000 15,123
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 335 356
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 12 12

See accompanying notes which are an integral part of the financial statements.
406 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac
5.500% due 2032 6 6
7.500% due 2032 5 5
5.500% due 2034 12 13
4.000% due 2040 370 367
5.500% due 2041 103 107
3.500% due 2044 80 77
4.000% due 2044 272 266
4.000% due 2045 544 532
3.500% due 2046 67 64
4.000% due 2047 468 455
4.500% due 2048 176 175
3.000% due 2050 6,503 5,904
2.500% due 2051 1,459 1,279
3.500% due 2051 2,080 1,939
3.500% due 2052 4,357 4,049
4.000% due 2052 6,105 5,840
5.000% due 2052 3,316 3,297
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 136 143
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 278 285
Series 2006-3123 Class HT
5.000% due 03/15/26 42 41
Series 2010-3632 Class PK
5.000% due 02/15/40 60 60
Series 2012-4019 Class JD
3.000% due 05/15/41 44 43
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,888 209
Ginnie Mae II
4.500% due 2042 87 88
2.500% due 2052 4,656 4,114
30 Year TBA(Ï)
5.500% 16,729 16,841
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 176 157
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,258 2,000
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,481 3,195
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,599 3,268
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 540 475
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,701 2,484
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 3,329 2,912
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,562 1,361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,554 1,354
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 672 585
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 965 861
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 2,432 2,418
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 5,862 5,723
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,471
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 137
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 23
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,884 1,708
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 4,691 4,393
159,309
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 262 291
7.055% due 04/01/57 472 494
785
Non-US Bonds - 2.8%
Banna RMBS DAC
Series 2019-1 Class A
1.545% due 12/30/63 (SONIA +
1.200%)(Ê)(Þ) GBP 1,686 2,111
Eurosail-UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 864 1,072
Series 2007-3X Class A3C
1.045% due 06/13/45 (GBP 3 Month
LIBOR + 0.950%)(Ê)(Þ) GBP 931 1,153
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 1,292 1,604
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê) GBP 2,263 2,805

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 407
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finsbury Square PLC
4.997% due 12/16/71(Þ) GBP 1,246 1,552
Formentera Issuer PLC
4.771% due 07/28/47 (SONIA +
0.800%)(Ê)(Þ) GBP 531 661
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 244 265
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 518 616
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 1,572 1,912
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 527 638
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,295 1,604
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,393 1,666
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 306 369
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,685 2,029
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 828 996
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 410 492
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 470 561
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.509% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 589
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 2,034 2,551
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 3,352 4,164
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ)(ƒ) GBP 502 625
30,035
United States Government Treasuries – 36.3%
United States Treasury Notes
4.800% due 05/15/24 14,158 13,510
0.375% due 09/15/24 25,399 24,029
4.250% due 12/31/24 1,695 1,694
2.000% due 02/15/25 19,033 18,319
0.250% due 05/31/25 12,660 11,714
0.250% due 06/30/25 10,554 9,754
4.800% due 07/31/25 9,244 8,516
2.000% due 08/15/25 9,316 8,924
0.250% due 09/30/25 7,171 6,584
0.250% due 10/31/25 6,219 5,689
2.250% due 11/15/25 6,552 6,299
0.500% due 02/28/26 5,170 4,720
1.625% due 05/15/26 8,419 7,916
1.500% due 08/15/26 9,281 8,656
0.625% due 03/31/27 9,063 8,087
2.375% due 05/15/27 10,173 9,710
0.500% due 05/31/27 9,615 8,496
0.625% due 12/31/27 9,755 8,542
3.500% due 01/31/28 2,335 2,332
2.750% due 02/15/28 9,308 8,990
1.125% due 02/29/28 9,663 8,638
1.250% due 03/31/28 9,159 8,224
3.625% due 03/31/28 5,475 5,505
2.875% due 05/15/28 8,793 8,526
2.875% due 08/15/28 7,858 7,612
3.125% due 11/15/28 6,937 6,794
2.375% due 05/15/29 4,850 4,550
1.625% due 08/15/29 3,558 3,191
3.625% due 03/31/30 1,610 1,625
0.625% due 05/15/30 5,288 4,362
0.625% due 08/15/30 7,510 6,163
0.875% due 11/15/30 6,979 5,825
1.125% due 02/15/31 7,160 6,082
1.625% due 05/15/31 7,513 6,586
1.250% due 08/15/31 8,359 7,069
1.875% due 02/15/32 8,508 7,519
4.125% due 11/15/32 23,338 24,632
3.500% due 02/15/33 765 770
1.125% due 05/15/40 10,466 7,013
1.125% due 08/15/40 9,310 6,188
1.375% due 11/15/40 5,563 3,850
1.875% due 02/15/41 5,777 4,340
1.750% due 08/15/41 6,064 4,411
2.750% due 11/15/42 3,977 3,391
3.875% due 02/15/43 5,935 5,998
3.125% due 08/15/44 3,714 3,329
2.875% due 08/15/45 3,369 2,880

See accompanying notes which are an integral part of the financial statements.
408 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 02/15/48 3,342 2,917
3.125% due 05/15/48 3,452 3,084
3.000% due 08/15/48 3,486 3,048
3.375% due 11/15/48 3,447 3,228
3.000% due 02/15/49 3,437 3,012
2.875% due 05/15/49 3,431 2,940
1.250% due 05/15/50 4,287 2,499
1.375% due 08/15/50 4,463 2,685
1.625% due 11/15/50 4,172 2,681
1.875% due 02/15/51 4,234 2,897
2.000% due 08/15/51 4,074 2,868
1.875% due 11/15/51 3,879 2,643
4.000% due 11/15/52 6,135 6,514
3.625% due 02/15/53 3,885 3,852
392,422
Total Long-Term Investments
(cost $1,016,606) 989,889
Short-Term Investments - 10.1%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.150% due 10/29/23 2,050 2,002
3.150% due 02/15/24 220 215
Ally Financial, Inc.
1.450% due 10/02/23 1,450 1,418
Comcast Corp.
3.700% due 04/15/24 5 5
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 965 946
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 420 419
Federal Home Loan Bank Discount
Notes
4.663% due 05/01/23 (ç)(ž) 1,500 1,500
Humana, Inc.
0.650% due 08/03/23 805 795
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 552
Public Service Electric & Gas Co.
3.250% due 09/01/23 565 561
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 1,745 1,715
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 195
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 553 550
U.S. Cash Management Fund(@) 75,362,516(∞) 75,340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
2.000% due 04/30/24 11,315 11,002
2.250% due 04/30/24 11,089 10,808
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 730 712
Total Short-Term Investments
(cost $109,217) 108,735
Total Investments - 101.6%
(identified cost $1,125,823) 1,098,624
Other Assets and Liabilities,
Net - (1.6)%
(16,816)
Net Assets - 100.0%
1,081,808

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 409
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.0%
ABN AMRO Bank NV 12/07/21 344,000 107.35 369
334
AES Panama Generation Holdings SRL 08/04/22 338,000 86.78 293
293
Aircastle, Ltd. 01/06/23 323,000 97.26 314
317
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.67 345
332
Amur Equipment Finance Receivables XI LLC 09/14/22 845,357 99.99 845
840
Antares Holdings, LP 01/21/21 505,000 99.26 501
441
Apollo Management Holdings, LP 05/24/16 810,000 96.70 783
778
Apollo Management Holdings, LP 05/24/18 195,000 99.88 195
191
Arbor Realty CLO, Ltd. 05/26/21 5,101,000 97.79 4,988
4,962
Arbor Realty CLO, Ltd. 01/26/22 4,775,000 98.57 4,707
4,684
Arbor Realty CLO, Ltd. 11/23/22 4,540,000 96.65 4,388
4,429
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,261,000 100.00 4,261
4,123
Athene Global Funding 11/06/19 1,730,000 95.55 1,653
1,568
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 12/07/21 349,000 105.67 369
348
Banna RMBS DAC 04/25/22 GBP 1,685,656 122.63 2,067
2,111
Bayer US Finance II LLC 08/14/18 1,500,000 82.39 1,236
1,251
Bayer US Finance LLC 06/18/18 709,000 98.65 699
692
BDS, Ltd. 05/14/21 1,918,000 98.90 1,897
1,853
Bellemeade Re, Ltd. 10/28/20 1,779,345 100.00 1,779
1,801
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
690
Bellemeade Re, Ltd. 06/11/21 2,668,235 99.20 2,647
2,650
Bellemeade Re, Ltd. 09/27/21 961,000 100.26 964
932
Bellemeade Re, Ltd. 05/18/22 628,559 98.31 618
628
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,394
Bellemeade Re, Ltd. 12/09/22 1,575,301 101.26 1,595
1,607
Bellemeade Re, Ltd. 02/15/23 988,000 97.31 961
971
Bellemeade Re, Ltd. 04/18/23 652,811 100.59 657
656
Berry Global, Inc. 02/06/23 337,000 97.82 330
330
Bharti Airtel, Ltd. 09/13/21 284,000 104.95 298
279
Blackstone Holdings Finance Co. LLC 08/03/22 299,000 95.77 286
276
BlueMountain CLO, Ltd. 11/10/21 551,000 100.07 551
544
BMW US Capital LLC 04/20/22 1,445,000 97.78 1,413
1,410
BNP Paribas SA 09/08/21 1,025,000 88.10 903
871
BPCE SA 01/10/23 1,695,000 100.00 1,695
1,708
British Airways Pass-Through Trust 11/17/20 227,021 100.00 227
211
Broadcom, Inc. 05/05/20 705,000 87.88 620
593
Broadcom, Inc. 05/05/20 508,000 92.95 472
464
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,076
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.83 2,691
2,127
Cantor Fitzgerald, LP 04/07/22 1,190,000 95.62 1,138
1,126
CBAM CLO Management Trust 06/29/18 535,950 100.03 536
533
Chase Home Lending Mortgage Trust 07/22/20 1,186,495 100.00 1,186
1,153
CIFC Funding, Ltd. 11/22/22 3,200,000 98.42 3,149
3,163
Citadel Finance LLC 03/03/21 590,000 99.72 588
537
Citadel, LP 09/11/19 625,000 99.85 624
599
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,397
2,075
Cooperatieve Rabobank UA 03/30/22 1,615,000 90.54 1,462
1,443
CoStar Group, Inc. 06/24/20 505,000 99.94 505
423
Credit Agricole SA 06/17/21 429,000 99.01 425
384
Credit Suisse Group AG 11/14/22 455,000 89.99 409
461
Credit Suisse Mortgage Trust 05/28/19 2,378,084 100.00 2,378
2,330
Daimler Trucks Finance NA LLC 12/06/22 329,000 97.16 320
321
Danske Bank A/S 01/04/23 1,392,000 100.00 1,392
1,402
Danske Bank A/S 02/03/23 361,000 91.48 330
324
DBGS Mortgage Trust 04/03/19 1,961,000 101.14 1,983
1,457
Dewolf Park CLO, Ltd. 10/08/21 1,498,779 100.00 1,499
1,478
DNB Bank ASA 12/02/22 361,000 88.80 321
322
Eagle Re, Ltd. 04/09/21 23,982 100.00 24
24
Eagle Re, Ltd. 10/29/21 2,325,616 99.12 2,305
2,313
Eagle Re, Ltd. 01/06/23 1,275,000 99.58 1,270
1,269
Eagle Re, Ltd. 04/19/23 2,001,000 102.16 2,044
2,041
Enel Finance International NV 01/05/18 387,000 95.49 370
362
Enel Finance International NV 10/06/22 765,000 100.75 771
793

See accompanying notes which are an integral part of the financial statements.
410 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eurosail-UK PLC 11/14/22 GBP 864,027 115.78 1,000
1,072
Eurosail-UK PLC 11/15/22 GBP 930,822 117.36 1,093
1,153
Eurosail-UK PLC 11/23/22 GBP 1,291,504 118.58 1,531
1,604
F&G Global Funding 06/23/21 1,245,000 92.46 1,151
1,122
Farmers Exchange Capital III 10/12/16 290,000 99.16 288
269
Federation des Caisses Desjardins du Quebec 08/16/22 1,485,000 97.80 1,452
1,460
Federation des Caisses Desjardins du Quebec 08/16/22 1,455,000 98.72 1,436
1,421
Finsbury Square 11/16/22 GBP 2,263,357 118.15 2,674
2,805
Finsbury Square PLC 08/09/22 GBP 1,246,142 119.53 1,490
1,552
Formentera Issuer PLC 04/06/23 GBP 531,218 123.44 656
661
Freeport Indonesia PT 04/07/22 200,000 100.00 200
197
Freeport Indonesia PT 04/07/22 210,000 100.00 210
193
GA Global Funding Trust 01/08/21 1,090,000 94.17 1,026
991
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 225,000 100.00 225
185
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 2,013,061 93.80 1,888
1,879
GoodLeap Sustainable Home Improvements 10/21/21 793,191 99.99 793
627
GoodLeap Sustainable Home Solutions Trust 01/24/22 693,179 99.98 693
568
Great Hall Mortgages PLC 07/22/22 EUR 244,211 100.58 246
265
Greywolf CLO V, Ltd. 11/14/22 3,772,000 98.39 3,711
3,742
Grupo Bimbo SAB de CV 11/03/21 402,000 102.90 414
396
Hana Bank 01/04/22 350,000 103.83 363
344
HGI CRE CLO, Ltd. 09/17/21 3,723,892 97.62 3,635
3,562
Home RE, Ltd. 12/01/22 5,517,412 98.62 5,441
5,515
ICICI Bank, Ltd. 11/21/22 284,000 96.03 273
275
Infraestuctura Energetica Nova SAB de CV 07/06/22 308,000 92.62 285
280
ING Groep NV 12/09/22 194,000 91.08 177
178
Intercorp Financial Services, Inc. 03/03/22 373,000 96.85 361
329
International Flavors & Fragrances, Inc. 08/03/22 323,000 89.20 288
275
Intesa Sanpaolo SpA 02/07/23 290,000 110.60 321
311
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/06/22 3,105,000 96.34 2,991
2,942
JPMorgan Mortgage Trust 03/30/21 175,625 102.05 179
157
JPMorgan Mortgage Trust 04/26/21 3,481,308 101.70 3,540
3,195
JPMorgan Mortgage Trust 05/24/21 3,598,545 100.83 3,628
3,268
JPMorgan Mortgage Trust 06/24/21 2,700,718 102.48 2,768
2,484
JPMorgan Mortgage Trust 02/24/22 671,680 97.55 655
585
JPMorgan Mortgage Trust 04/27/22 965,235 95.66 923
861
JPMorgan Mortgage Trust 01/19/23 1,554,459 89.58 1,392
1,354
JPMorgan Mortgage Trust 01/30/23 2,257,879 88.76 2,004
2,000
JPMorgan Mortgage Trust 01/31/23 540,476 88.92 481
475
JPMorgan Mortgage Trust 02/22/23 2,432,021 98.82 2,403
2,418
JPMorgan Mortgage Trust 03/10/23 3,328,560 87.97 2,928
2,912
JPMorgan Mortgage Trust 04/20/23 1,562,031 87.96 1,374
1,361
Kenvue, Inc. 04/04/23 312,000 104.23 325
323
KKR Group Finance Co. III LLC 03/11/15 880,000 92.40 813
784
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
287
Madison Park Funding XVIII, Ltd. 12/01/21 1,625,815 100.00 1,626
1,612
Madison Park Funding XXIII, Ltd. 11/22/22 5,079,795 98.72 5,015
5,031
Magallanes, Inc. 04/20/22 1,925,000 79.60 1,532
1,538
Magallanes, Inc. 06/15/22 1,526,000 80.95 1,235
1,262
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 76.86 1,330
1,105
MF1 LLC 05/13/22 3,078,000 99.06 3,049
3,056
MHC Commercial Mortgage Trust 04/06/21 5,862,000 99.31 5,821
5,723
Mitsubishi Corp. 12/02/22 356,000 89.91 320
317
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.37 23
23
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.36 137
137
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.51 1,836
1,471
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
285
NBK Tier 1 Financing 2, Ltd. 02/06/23 344,000 94.75 326
316
Nestle Holdings, Inc. 11/21/22 279,000 97.82 273
273
Neuberger Berman CLO XV, Ltd. 11/14/22 1,479,040 98.44 1,456
1,462
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 478,186 100.12 479
474
Neuberger Berman Loan Advisers CLO 26, Ltd. 04/29/22 979,722 99.38 974
970
New York Life Insurance Co. 04/08/20 195,000 99.42 194
156
Newgate Funding PLC 06/27/22 GBP 518,257 116.54 604
616
NGPL PipeCo LLC 10/02/19 297,000 125.41 372
329

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 411
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nordea Bank Abp 01/06/23 363,000 88.46 321
323
NTT Finance Corp. 02/24/21 2,239,000 90.94 2,046
2,040
Oaktown Re III, Ltd. 01/26/21 435,537 100.37 437
436
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,452
Oaktown Re, Ltd. 11/16/22 1,632,000 99.88 1,630
1,635
Octagon Investment Partners, Ltd. 11/22/22 2,840,000 98.43 2,795
2,803
Octagon Investment Partners, Ltd. 11/29/22 1,134,525 98.76 1,120
1,125
Ohio National Financial Services, Inc. 01/16/20 615,000 104.56 643
584
Pacific Life Insurance Co. 06/15/18 255,000 92.35 235
198
Panasonic Corp. 09/13/21 292,000 102.19 298
283
Paragon Mortgages (No. 12) PLC 02/22/21 GBP 1,572,098 136.11 2,140
1,912
Paragon Mortgages (No. 12) PLC 04/25/22 GBP 527,192 123.92 653
638
Parkmore Point RMBS PLC 02/07/23 GBP 1,294,777 118.35 1,532
1,604
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 331,000 97.76 324
321
Principal Life Global Funding II 04/20/22 820,000 96.64 792
784
Prodigy Finance Designated Activity Co. 07/12/21 303,105 100.00 303
296
Prosus NV 02/03/21 439,000 100.67 442
280
Radnor RE, Ltd. 11/05/21 588,655 100.00 589
587
Radnor RE, Ltd. 01/13/22 714,636 100.14 716
713
Regal Rexnord Corp. 03/06/23 316,000 99.42 314
320
Reliance Industries, Ltd. 10/07/21 284,000 104.37 296
279
Resloc UK PLC 11/15/22 GBP 1,392,617 112.83 1,571
1,666
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.09 387
309
RMAC Securities No. 1 PLC 04/15/21 GBP 1,685,111 118.24 1,992
2,029
RMAC Securities No. 1 PLC 04/15/21 GBP 827,706 133.40 1,104
996
RMAC Securities No. 1 PLC 04/15/21 GBP 306,242 134.39 412
369
RMAC Securities No. 1 PLC 11/16/22 GBP 409,731 113.36 465
492
RMAC Securities No. 1 PLC 11/16/22 2,494,806 95.14 2,373
2,369
Roche Holdings, Inc. 11/21/22 305,000 90.53 276
279
Saudi Arabian Oil Co. 11/17/20 661,000 97.76 645
614
Saudi Arabian Oil Co. 11/17/20 200,000 99.96 200
195
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 96.11 1,490
1,491
Scentre Group Trust 2 09/16/20 945,000 100.00 945
851
Security Benefit Global Funding 12/02/22 750,000 95.45 716
714
Sequoia Mortgage Trust 05/06/21 1,883,879 102.62 1,933
1,708
SK Hynix, Inc. 04/04/23 363,000 89.11 323
321
Sky, Ltd. 01/05/21 342,000 104.32 357
336
Societe Generale SA 01/16/20 384,000 102.37 393
366
Societe Generale SA 01/16/20 605,000 99.93 605
569
Societe Generale SA 02/22/21 625,000 99.67 623
404
Societe Generale SA 01/03/23 965,000 100.00 965
946
Solvay Finance America LLC 11/21/22 276,000 97.17 268
271
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,260,000 99.86 2,257
2,248
Taurus CMBS 07/28/21 GBP 470,250 139.09 654
561
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
589
Tennessee Gas Pipeline Co. LLC 02/19/20 2,440,000 88.92 2,170
2,133
Texas Eastern Transmission, LP 11/13/19 351,000 102.18 359
332
Towd Point HE Trust 02/24/23 3,875,158 100.08 3,878
3,952
Towd Point Mortgage Funding 01/20/21 GBP 2,034,000 136.44 2,775
2,551
Towd Point Mortgage Trust 08/17/20 613,551 101.73 624
575
Towd Point Mortgage Trust 02/24/23 GBP 3,352,000 118.10 3,959
4,164
Triton Container International, Ltd. 04/06/21 1,606,000 90.77 1,486
1,429
TSMC Global, Ltd. 11/21/22 310,000 89.65 278
282
UBS Group AG 12/02/22 410,000 77.71 319
317
UniCredit SpA 04/05/23 357,000 91.56 327
325
VICI Properties, Inc. 07/06/22 301,000 94.01 283
286
Vistra Operations Co. LLC 06/04/19 620,000 94.36 585
572
Vistra Operations Co. LLC 05/10/22 1,120,000 99.16 1,111
1,107
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 92.99 1,595
1,568
Volkswagen Group of America Finance LLC 12/02/22 730,000 97.56 712
712
Voya CLO, Ltd. 02/18/20 1,390,026 100.00 1,390
1,375
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,397
Voya CLO, Ltd. 11/22/22 1,963,940 98.81 1,941
1,940
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 502,497 138.64 697
625

See accompanying notes which are an integral part of the financial statements.
412 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wells Fargo Commercial Mortgage Trust 11/15/22 4,691,462 93.64 4,393
4,393
Yara International ASA 12/06/22 346,000 94.20 326 327
237,559
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 46 CAD 5,800 06/23
164
Long Gilt Futures 48 GBP 4,870 06/23
(57)
United States 2 Year Treasury Note Futures 488 USD 100,608 06/23
898
United States 5 Year Treasury Note Futures 859 USD 94,269 06/23
1,126
United States 10 Year Treasury Note Futures 412 USD 47,463 06/23
1,054
United States Treasury Long Bond Futures 79 USD 10,401 06/23
266
United States Treasury Ultra Bond Futures 891 USD 110,349 06/23 3,074
Short Positions
Euro-Bund Futures 72 EUR 9,760 06/23
(363)
Japanese 10-Year Mini Government Bond Futures 115 JPY 1,711,545 06/23
(280)
United States 2 Year Treasury Note Futures 184 USD 37,934 06/23
(275)
United States 5 Year Treasury Note Futures 41 USD 4,500 06/23
(79)
United States 10 Year Treasury Note Futures 234 USD 26,957 06/23
(807)
United States Treasury Ultra Bond Futures 11 USD 1,336 06/23 (47)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,674
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 4,061 GBP 3,246 05/11/23 19
Bank of New York USD 4,053 GBP 3,246 06/09/23 29
Bank of New York GBP 3,246 USD 4,051 05/11/23 (29)
Bank of New York GBP 1,784 USD 2,226 06/09/23 (18)
Citigroup USD 2,696 NZD 4,273 05/11/23 (54)
Citigroup USD 2,619 NZD 4,273 06/09/23 24
Citigroup NZD 4,273 USD 2,619 05/11/23 (24)
Citigroup NZD 1,324 USD 811 06/09/23 (7)
State Street USD 2,707 CAD 3,635 05/11/23 (24)
State Street USD 2,670 CAD 3,635 06/09/23 16
State Street USD 8,119 EUR 7,386 05/11/23 24
State Street USD 8,190 EUR 7,386 06/09/23 (34)
State Street USD 3,995 JPY 523,982 05/11/23 (144)
State Street USD 3,960 JPY 523,982 06/09/23 (92)
State Street USD 5,222 NOK 55,458 05/11/23 (16)
State Street USD 1,582 NOK 16,815 06/09/23 (1)
State Street USD 2,695 SEK 27,613 05/11/23 (1)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 413
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 946 SEK 9,740 06/09/23 5
State Street USD 2,682 SEK 27,613 06/09/23 15
State Street CAD 3,635 USD 2,668 05/11/23 (16)
State Street CAD 1,168 USD 859 06/09/23 (4)
State Street EUR 7,386 USD 8,176 05/11/23 34
State Street EUR 3,259 USD 3,596 06/09/23 (3)
State Street EUR 287 USD 309 06/20/23 (8)
State Street GBP 6 USD 8 05/02/23 —
State Street GBP 216 USD 270 07/17/23 (2)
State Street GBP 24,685 USD 30,861 07/17/23 (207)
State Street JPY 523,982 USD 3,943 05/11/23 92
State Street JPY 564,414 USD 4,232 06/09/23 66
State Street NOK 55,458 USD 5,403 05/11/23 197
State Street NOK 55,458 USD 5,229 06/09/23 15
State Street SEK 27,613 USD 2,678 05/11/23 (15)
UBS USD 8,315 CHF 7,369 05/11/23 (63)
UBS USD 2,820 CHF 2,518 06/09/23 9
UBS CHF 7,369 USD 8,149 05/11/23 (102)
UBS CHF 7,369 USD 8,343 06/09/23 63
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (256)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 16,690 $ 1,934
$ —
$ 18,624 1. 7
Corporate Bonds and Notes — 236,740 —
—
236 , 740 21.9
International Debt — 151,974 —
—
151,974 14.0
Mortgage-Backed Securities — 159, 309 —
—
159, 309 14.7
Municipal Bonds — 785 —
—
785 0.1
Non-US Bonds — 30,035 —
—
30,035 2.8
United States Government Treasuries — 392 , 422 —
—
392 , 422 3 6 .3
Short-Term Investments — 33 , 395 — 75,340 108,735 10 .1
Total Investments — 1,021,350 1,934 75,340 1,098,624 101.6
Other Assets and Liabilities, Net
(1.6)
100.0

See accompanying notes which are an integral part of the financial statements.
414 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 6,582 — — — 6,582 0.6
Foreign Currency Exchange Contracts — 608 — — 608 0. 1
A
Liabilities
Futures Contracts (1,908) — — — (1,908) (0.2)
Foreign Currency Exchange Contracts — (864) — — (864) (0. 1 )
Total Other Financial Instruments
*
$ 4,674 $ (256) $ — $ — $ 4,418
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,417
Belgium ..............................................................................................
4,881
Bermuda .............................................................................................
30,744
Brazil ..................................................................................................
950
Canada ................................................................................................
14,963
Cayman Islands ..................................................................................
47,662
Chile ...................................................................................................
378
China ..................................................................................................
279
Colombia ............................................................................................
284
Denmark .............................................................................................
1,726
Finland ...............................................................................................
323
France .................................................................................................
5,619
Germany .............................................................................................
5,954
India ...................................................................................................
833
Indonesia ............................................................................................
390
Ireland ................................................................................................
6,795
Italy ....................................................................................................
1,791
Japan ..................................................................................................
6,312
Mexico ...............................................................................................
1,342
Netherlands ........................................................................................
1,955
Norway ...............................................................................................
322
Panama ...............................................................................................
293
Peru ....................................................................................................
329

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 415
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia .......................................................................................
809
South Korea .......................................................................................
665
Spain ..................................................................................................
433
Switzerland ........................................................................................
3,088
Taiwan ................................................................................................
1,423
United Arab Emirates .........................................................................
2,380
United Kingdom .................................................................................
40,946
United States ......................................................................................
911,338
Total Investments ............................................................................... 1,098,624

See accompanying notes which are an integral part of the financial statements.
416 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 608 $ —
Variation margin on futures contracts* — 6,582
Total
$ 608 $ 6,582
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 1,908
Unrealized depreciation on foreign currency exchange contracts 864 —
Total
$ 864 $ 1,908
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 3,242
Interest rate swap contracts — (3)
Foreign currency exchange contracts (1,971) —
Total
$ (1,971) $ 3,239
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ 12,317
Foreign currency exchange contracts (105) —
Total
$ (105) $ 12,317
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 417
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 608 $ — $ 608
Total Financial and Derivative Assets
608 — 608
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 608 $ — $ 608
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 48 $ 46 $ — $ 2
Citigroup
24 24 — —
State Street
463 350 — 113
UBS
73 73 — —
Total
$ 608 $ 493 $ — $ 115

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
418 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 864 $ — $ 864
Total Financial and Derivative Liabilities
864 — 864
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 864 $ — $ 864
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 46 $ 46 $ — $ —
Citigroup 85 24 — 61
State Street 567 350 — 217
UBS 166 73 — 93
Total
$ 864 $ 493 $ — $ 371
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 419
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,125,823
Investments, at fair value(>) ........................................................................................................................................................
1,098,624
Cash .............................................................................................................................................................................................. 253
Foreign currency holdings(^) ....................................................................................................................................................... 1,351
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 608
Receivables:
Dividends and interest ...................................................................................................................................................... 6,857
Dividends from affiliated funds ....................................................................................................................................... 316
Investments sold ............................................................................................................................................................... 860
Fund shares sold ............................................................................................................................................................... 1,265
From broker(a) ................................................................................................................................................................. 4,046
Variation margin on futures contracts .............................................................................................................................. 4,681
Prepaid expenses .......................................................................................................................................................................... 10
Total assets ...............................................................................................................................................................
1,118,871
Liabilities
Payables:
Due to broker (b) .............................................................................................................................................................. 332
Investments purchased ..................................................................................................................................................... 34,757
Fund shares redeemed ...................................................................................................................................................... 705
Accrued fees to affiliates .................................................................................................................................................. 352
Other accrued expenses .................................................................................................................................................... 53
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 864
Total liabilities ...........................................................................................................................................................
37,063
Net Assets ...............................................................................................................................................................
$ 1,081,808

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
420 Investment Grade Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (64,950)
Shares of beneficial interest .........................................................................................................................................................
575
Additional paid-in capital ............................................................................................................................................................
1,146,183
Net Assets ...............................................................................................................................................................
$ 1,081,808
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 18.81
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 19.54
Class A — Net assets ........................................................................................................................................................... $ 11,858,075
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 630,575
Net asset value per share: Class C(#) ........................................................................................................................................... $ 18.55
Class C — Net assets ........................................................................................................................................................... $ 4,188,857
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 225,826
Net asset value per share: Class M(#) .......................................................................................................................................... $ 18.80
Class M — Net assets .......................................................................................................................................................... $ 244,984,403
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 13,028,738
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 18.89
Class R6 — Net assets ......................................................................................................................................................... $ 3,114,592
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 164,890
Net asset value per share: Class S(#) ........................................................................................................................................... $ 18.80
Class S — Net assets ............................................................................................................................................................ $ 780,539,237
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 41,517,253
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 18.85
Class Y — Net assets ........................................................................................................................................................... $ 37,122,538
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,969,086
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,338
(>)     Investments in affiliates, U.S. Cash Management Fund $ 75,340
(a)     Receivable from Broker for Futures $ 4,046
(b)     Due to Broker for Futures $ 332
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 421
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 1,822
Interest .............................................................................................................................................................................. 19,613
Total investment income ..............................................................................................................................................................
21,435
Expenses
Advisory fees ................................................................................................................................................................... 1,290
Administrative fees .......................................................................................................................................................... 250
Custodian fees .................................................................................................................................................................. 72
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 16
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 4
Transfer agent fees - Class M .......................................................................................................................................... 228
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 753
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 85
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ............................................................................................................................... 5
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ..................................................................................................................................................................... 17
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 2,872
Expense reductions .......................................................................................................................................................... (499)
Net expenses ................................................................................................................................................................................
2,373
Net investment income (loss) .......................................................................................................................................................
19,062
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (8,098)
Investments in affiliated funds ......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. 3,242
Foreign currency exchange contracts ............................................................................................................................... (1,971)
Interest rate swap contracts .............................................................................................................................................. (3)
Foreign currency-related transactions .............................................................................................................................. (8)
Net realized gain (loss) ................................................................................................................................................................
(6,825)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 41, 430
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 12,317
Foreign currency exchange contracts ............................................................................................................................... (105)
Foreign currency-related transactions .............................................................................................................................. 70
Net change in unrealized appreciation (depreciation) ................................................................................................................. 53,714
Net realized and unrealized gain (loss) ........................................................................................................................................ 46,889
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 65,951

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
422 Investment Grade Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 19,062 $ 12,682
Net realized gain (loss) ....................................................................................................................... (6,825) (48,164)
Net change in unrealized appreciation (depreciation) ........................................................................ 53,714 (81,803)
Net increase (decrease) in net assets from operations .............................................................................. 65,951 (117,285)
Distributions
To shareholders
Class A .......................................................................................................................................... (139) (238)
Class C .......................................................................................................................................... (37) (71)
Class M ......................................................................................................................................... (3,006) (1,172)
Class R6 ........................................................................................................................................ (35) (20)
Class S .......................................................................................................................................... (9,920) (11,396)
Class Y .......................................................................................................................................... (473) (759)
Net decrease in net assets from distributions ............................................................................................ (13,610) (13,656)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 519,950 (130,006)
Total Net Increase (Decrease) in Net Assets ........................................................................
572,291 (260,947)
Net Assets
Beginning of period .................................................................................................................................. 509,517 770,464
End of period .............................................................................................................................................
$ 1,081,808 $ 509,517

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 423
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 1,072 404 $ 8,805
Proceeds from reinvestment of distributions 8 139 11 238
Payments for shares redeemed (38) (704) (125) (2,465)
Net increase (decrease)
27 507 290 6,578
Class C
Proceeds from shares sold 14 261 21 419
Proceeds from reinvestment of distributions 2 37 3 71
Payments for shares redeemed (26) (486) (65) (1,307)
Net increase (decrease)
(10) (188) (41) (817)
Class M
Proceeds from shares sold 11,079 199,574 1,301 25,913
Proceeds from reinvestment of distributions 161 3,005 55 1,171
Payments for shares redeemed (1,197) (22,243) (1,054) (20,961)
Net increase (decrease)
10,043 180,336 302 6,123
Class R6
Proceeds from shares sold 143 2,641 2 48
Proceeds from reinvestment of distributions 2 35 1 20
Payments for shares redeemed (28) (506) (3) (68)
Net increase (decrease)
117 2,170 ( — )** ( — )***
Class S
Proceeds from shares sold 24,130 433,290 4,107 81,713
Proceeds from reinvestment of distributions 532 9,889 530 11,276
Payments for shares redeemed (5,936) (110,055) (11,348) (224,883)
Net increase (decrease)
18,726 333,124 (6,711) (131,894)
Class Y
Proceeds from shares sold 214 3,997 106 2,156
Proceeds from reinvestment of distributions 26 473 36 759
Payments for shares redeemed (25) (469) (596) (12,911)
Net increase (decrease)
215 4,001 (454) (9,996)
Total increase (decrease)
29, 118 $ 519,950 (6,614) $ (130,006)
**     Less than 500 shares.
** *     Less than $500.

See accompanying notes which are an integral part of the financial statements.
424 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 17.93 .31 .80 1.11 (.23) —
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
Class C
April 30, 2023* 17.69 .24 .78 1.02 (.16) —
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
Class M
April 30, 2023* 17.93 .35 .78 1.13 (.26) —
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
Class R6
April 30, 2023* 18.01 .36 .79 1.15 (.27) —
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
Class S
April 30, 2023* 17.93 .34 .78 1.12 (.25) —
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
Class Y
April 30, 2023* 17.98 .35 .79 1.14 (.27) —
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 425
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.23) 18.81 6.21 11,858 .81 .77 3.36 37
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6 .27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.16) 18.55 5.79 4,189 1.56 1.52 2.60 37
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.26) 18.80 6.35 244,984 .56 .38 3.80 37
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.27) 18.89 6.40 3,115 .41 .35 3.89 37
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(.25) 18.80 6.30 780,539 .56 .48 3.67 37
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(.27) 18.85 6.36 37,123 .36 .32 3.81 37
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
426 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 185,402
Administrative fees 42,881
Distribution fees 4,981
Shareholder servicing fees 861
Transfer agent fees 117,527
$ 351,652
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 45,536 $ 891,408 $ 861,619 $ 13 $ 2 $ 75,340 $ 1,822 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,126,911,019 $ 13,758,768 $ (37,626,970) $ (23,868,202)

Short Duration Bond Fund 427
Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,033.90 $ 1,020.73
Expenses Paid During Period* $ 4.14 $ 4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,030.30 $ 1,017.01
Expenses Paid During Period* $ 7.90 $ 7.85
* Expenses are equal to the Fund's annualized expense ratio of 1.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,036.20 $ 1,022.22
Expenses Paid During Period* $ 2.63 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

428 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,035.60 $ 1,022.22
Expenses Paid During Period* $ 2.62 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,035.50 $ 1,021.97
Expenses Paid During Period* $ 2.88 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,035.70 $ 1,022.36
Expenses Paid During Period* $ 2.47 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.9%
Asset-Backed Securities - 10.3%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 189 182
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 348 338
American Express Credit Account
Master Trust
Series 2018-9 Class A
2.771% due 04/15/26 (USD 1 Month
LIBOR + 0.380%)(Ê) 620 620
American Homes 4 Rent
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 468 452
American Homes 4 Rent Trust
Series 2014-SFR2 Class A
3.786% due 10/17/36 (Þ) 507 493
AmeriCredit Automobile Receivables
Trust
Series 2022-1 Class A2
2.050% due 01/20/26 173 171
Series 2022-2 Class A3
4.380% due 04/18/28 680 672
AMSR Trust
Series 2020-SFR3 Class A
1.355% due 09/17/37 (Þ) 195 178
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 220 201
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 350 319
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 250 249
Series 2018-2A Class A
4.000% due 03/20/25 (Þ) 875 865
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,405 1,382
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 956
Series 2022-A2 Class A2
5.000% due 04/17/28 200 203
Bank of The West Auto Trust
Series 2019-1 Class B
2.760% due 01/15/25 (Þ) 595 592
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 538
BMW Vehicle Owner Trust
Series 2022-A Class A3
3.210% due 08/25/26 1,035 1,009
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 314
Capital One Multi-Asset Execution
Trust
Series 2018-A2 Class A2
0.491% due 03/16/26 (USD 1 Month
LIBOR + 0.350%)(Ê) 170 170
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,146
Capital One Prime Auto Receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 227 225
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,307
Series 2023-1 Class A2
5.200% due 05/15/26 310 309
CarMax Auto Owner Trust
Series 2022-2 Class A3
3.490% due 02/16/27 610 597
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
6.884% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 180
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 266 255
Enterprise Fleet Financing LLC
Series 2021-1 Class A2
0.440% due 12/21/26 (Þ) 555 541
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 323 315
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 168 167
Series 2022-C Class A2A
4.520% due 04/15/25 715 712
Series 2023-1 Class A
4.850% due 08/15/35 (Þ) 250 252
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 523
Series 2022-2 Class A3
3.100% due 02/16/27 400 389
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 372
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 183 153
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A

See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 251 250
Hertz Vehicle Financing III LLC
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 712
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 1,290 1,147
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 221
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 440 413
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 290
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 170 160
Honda Auto Receivables Owner Trust
Series 2022-1 Class A2
1.440% due 10/15/24 195 193
Series 2023-1 Class A2
5.220% due 10/21/25 750 749
Hyundai Auto Receivables Trust
Series 2022-A Class A2A
1.810% due 02/18/25 280 277
Series 2022-B Class A3
3.720% due 11/16/26 795 781
Series 2022-C Class A2A
5.350% due 11/17/25 1,100 1,099
Series 2023-A Class A3
4.580% due 04/15/27 400 399
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 53 52
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 236
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 238
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 244
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 173 167
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 213 185
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A3
5.210% due 08/16/27 795 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-1 Class A3
4.510% due 11/15/27 890 889
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 153 149
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 71 69
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 222 215
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 240
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 341 337
Series 2022-B Class A3
4.460% due 05/17/27 1,100 1,094
Series 2023-A Class A2A
5.340% due 02/17/26 400 400
Progress Residential Trust
Series 2019-SFR3 Class A
2.271% due 09/17/36 (Þ) 248 236
Series 2020-SFR1 Class A
1.732% due 04/17/37 (Þ) 711 663
Series 2020-SFR2 Class A
2.078% due 06/17/37 (Þ) 235 220
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
1.940% due 11/17/25 613 609
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 237 221
Sycamore Tree CLO, Ltd.
Series 2023-2A Class A
7.011% due 04/20/35 (CME Term
SOFR 3 Month + 2.330%)(Ê)(Þ) 250 250
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 531 510
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 384 373
Toyota Auto Receivables Owner Trust
Series 2022-C Class A3
3.760% due 04/15/27 625 614
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,257
Tricon American Homes Trust
Series 2017-SFR2 Class A
2.928% due 01/17/36 (Þ) 527 515
UNIFY Auto Receivables Trust

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 146 145
USAA Auto Owner Trust
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 923
Verizon Master Trust
Series 2022-3 Class A
3.010% due 05/20/27 1,100 1,085
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 197 165
World Omni Auto Receivables Trust
Series 2022-A Class A3
3.210% due 02/18/25 245 240
37,382
Corporate Bonds and Notes - 38.0%
3M Co.
2.650% due 04/15/25 550 530
AbbVie, Inc.
3.600% due 05/14/25 220 215
Series WI
2.600% due 11/21/24 600 579
Air Lease Corp.
5.300% due 02/01/28 60 59
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 541 530
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 583
Altria Group, Inc.
4.400% due 02/14/26 949 942
Amazon.com, Inc.
1.000% due 05/12/26 90 82
3.300% due 04/13/27 50 49
Ameren Corp.
1.950% due 03/15/27 360 325
American Express Co.
2.500% due 07/30/24 270 262
2.250% due 03/04/25 660 628
3.950% due 08/01/25 880 863
American Honda Finance Corp.
1.200% due 07/08/25 520 484
1.300% due 09/09/26 450 407
American International Group, Inc.
2.500% due 06/30/25 150 142
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 988
Amgen, Inc.
1.900% due 02/21/25 220 209
5.507% due 03/02/26 900 904
Apple, Inc.
0.700% due 02/08/26 655 598
Aptiv PLC
2.396% due 02/18/25 350 334
Ares Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 03/01/25 569 544
Ares Finance Co. LLC
4.000% due 10/08/24 (Þ) 545 526
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 148
AT&T, Inc.
1.700% due 03/25/26 1,890 1,745
Athene Global Funding
5.454% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 708
Bank of America Corp.
0.810% due 10/24/24 (SOFR +
0.730%)(Ê) 435 425
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,191
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 140 138
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 314
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 940 884
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,061
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 370 331
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 474
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 110 103
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,186
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 140 136
BankUnited, Inc.
4.875% due 11/17/25 578 524
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 694 617
Becton Dickinson and Co.
Series WI
6.700% due 12/01/26 175 185
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,504
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 603 582
Blackstone Holdings Finance Co. LLC
5.900% due 11/03/27 (Þ) 589 604
Boeing Co. (The)
4.875% due 05/01/25 240 240
2.196% due 02/04/26 425 395
Brandywine Operating Partnership, LP
3.950% due 11/15/27 681 520

See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bristol-Myers Squibb Co.
0.750% due 11/13/25 300 276
Broadcom, Inc.
Series WI
3.625% due 10/15/24 587 574
3.150% due 11/15/25 932 894
3.875% due 01/15/27 613 596
Brown & Brown, Inc.
4.200% due 09/15/24 561 554
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 572
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,309
0.750% due 02/02/26 (Þ) 100 91
Carrier Global Corp.
Series WI
2.242% due 02/15/25 620 591
Caterpillar Financial Services Corp.
0.800% due 11/13/25 80 73
CBRE Services, Inc.
4.875% due 03/01/26 601 601
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 549
Celanese US Holdings LLC
5.900% due 07/05/24 605 606
Centene Corp.
Series WI
4.250% due 12/15/27 60 57
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 472
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 1,390 1,377
Chevron Corp.
1.554% due 05/11/25 554 524
0.687% due 08/12/25 802 738
Cigna Corp.
3.250% due 04/15/25 530 514
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,075 1,024
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 680 672
5.500% due 09/13/25 640 642
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 150 145
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 630 606
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 181
CNH Industrial Capital LLC
1.450% due 07/15/26 350 314
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp.
3.375% due 08/15/25 538 526
Conopco, Inc.
Series E
7.250% due 12/15/26 471 513
Constellation Brands, Inc.
5.000% due 02/02/26 475 473
Constellation Energy Generation LLC
3.250% due 06/01/25 475 457
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 110 99
Costco Wholesale Corp.
1.375% due 06/20/27 581 525
CVS Health Corp.
3.875% due 07/20/25 910 895
Devon Energy Corp.
5.850% due 12/15/25 140 143
Series WI
5.250% due 09/15/24 180 180
5.250% due 10/15/27 160 160
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 567
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 15
DR Horton, Inc.
2.500% due 10/15/24 170 164
DTE Energy Co.
4.220% due 11/01/24 (~)(Ê) 725 714
Edison International
4.950% due 04/15/25 140 140
Elevance Health, Inc.
3.500% due 08/15/24 345 339
2.375% due 01/15/25 614 591
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 537
Energy Transfer, LP
2.900% due 05/15/25 180 172
Entergy Louisiana LLC
0.950% due 10/01/24 340 322
Enterprise Products Operating LLC
3.750% due 02/15/25 870 859
3.700% due 02/15/26 140 137
EOG Resources, Inc.
3.150% due 04/01/25 190 185
EPR Properties Co.
4.750% due 12/15/26 631 574
EQT Corp.
3.125% due 05/15/26 (Þ) 140 130
3.900% due 10/01/27 320 303
5.000% due 01/15/29 10 10
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 374
Exxon Mobil Corp.
2.992% due 03/19/25 1,069 1,041

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.043% due 03/01/26 1,100 1,070
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 568 578
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 567
Florida Power & Light Co.
5.050% due 04/01/28 300 311
Ford Motor Co.
6.950% due 03/06/26 475 479
Ford Motor Credit Co. LLC
4.950% due 05/28/27 200 189
Fortinet, Inc.
1.000% due 03/15/26 280 254
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 573
FS KKR Capital Corp.
4.125% due 02/01/25 569 539
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 668
1.625% due 01/15/26 (Þ) 285 259
General Mills, Inc.
4.000% due 04/17/25 1,300 1,284
General Motors Financial Co., Inc.
2.750% due 06/20/25 340 323
6.050% due 10/10/25 440 445
1.250% due 01/08/26 650 585
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 150 134
GLP Capital, LP / GLP Financing II,
Inc.
3.350% due 09/01/24 546 528
5.375% due 04/15/26 90 89
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 550
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,166
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.201%)(Ê) 1,160 1,122
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 120 118
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,170 1,047
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 527
GSK Consumer Healthcare Capital UK
PLC
Series WI
3.125% due 03/24/25 730 705
Harman International Industries, Inc.
4.150% due 05/15/25 590 583
HCA, Inc.
5.250% due 04/15/25 395 396
5.875% due 02/15/26 582 591
Highmark, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.450% due 05/10/26 (Þ) 520 469
Home Depot, Inc. (The)
2.700% due 04/15/25 100 97
2.875% due 04/15/27 30 29
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,359
Humana, Inc.
3.850% due 10/01/24 585 576
4.500% due 04/01/25 80 80
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,567
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 664 597
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 229
3.050% due 04/29/26 (Þ) 650 607
John Deere Capital Corp.
0.450% due 06/07/24 700 669
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,411
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 460 456
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 279
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 451
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 160 157
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 338
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 1,345 1,267
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 225
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 449
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 330 299
Kenvue, Inc.
5.350% due 03/22/26 (Þ) 90 92
5.050% due 03/22/28 (Þ) 120 124
KeyCorp.
4.700% due 01/26/26 395 381
Kinder Morgan, Inc.
4.300% due 06/01/25 490 484
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 618 592
Kroger Co. (The)
3.500% due 02/01/26 613 599
L3Harris Technologies, Inc.
3.832% due 04/27/25 80 78
Laboratory Corp. of America Holdings
2.300% due 12/01/24 615 589
Las Vegas Sands Corp.

See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 08/08/24 150 145
2.900% due 06/25/25 290 275
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lowe's Cos., Inc.
3.125% due 09/15/24 662 646
4.400% due 09/08/25 440 438
Magallanes, Inc.
3.755% due 03/15/27 (Þ) 200 188
Series 144a
3.638% due 03/15/25 (Þ) 950 920
Main Street Capital Corp.
3.000% due 07/14/26 661 582
Marathon Petroleum Corp.
4.700% due 05/01/25 320 318
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 604 592
McDonald's Corp.
3.300% due 07/01/25 340 332
Merck & Co., Inc.
2.750% due 02/10/25 1,300 1,265
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 611
Meta Platforms, Inc.
Series WI
3.500% due 08/15/27 612 594
Microsoft Corp.
3.125% due 11/03/25 1,706 1,669
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 589 567
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 340 333
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 715
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 863
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 590 528
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 230 231
4.754% due 04/21/26 260 261
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 468
Series VAR
6.138% due 10/16/26 (SOFR +
1.770%)(Ê) 420 431
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 645 605
MPLX, LP
4.000% due 02/15/25 210 206
1.750% due 03/01/26 625 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 308
Nestle Holdings, Inc.
4.000% due 09/12/25 (Þ) 528 525
Netflix, Inc.
3.625% due 06/15/25 (Þ) 607 588
New York Life Global Funding
3.150% due 06/06/24 (Þ) 320 314
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 415 413
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 522
NiSource, Inc.
0.950% due 08/15/25 435 399
Northrop Grumman Corp.
2.930% due 01/15/25 100 97
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 515
Occidental Petroleum Corp.
3.000% due 02/15/27 30 27
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 200 182
Oracle Corp.
1.650% due 03/25/26 260 239
2.650% due 07/15/26 581 546
4.500% due 05/06/28 40 40
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 626 593
Owl Rock Capital Corp.
3.750% due 07/22/25 577 533
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,223
Pacific Gas and Electric Co.
4.950% due 06/08/25 220 218
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 460
PayPal Holdings, Inc.
2.400% due 10/01/24 410 397
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 650 653
PepsiCo, Inc.
2.850% due 02/24/26 569 551
Philip Morris International, Inc.
2.875% due 05/01/24 180 176
1.500% due 05/01/25 559 526
0.875% due 05/01/26 160 144
Pioneer Natural Resources Co.
1.125% due 01/15/26 350 319
PPG Industries, Inc.
1.200% due 03/15/26 120 109
Pricoa Global Funding I
4.200% due 08/28/25 (Þ) 260 256

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 435
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 259
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,143
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,100 1,057
2.850% due 08/11/27 550 527
Prospect Capital Corp.
3.706% due 01/22/26 602 534
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 852
Radian Group, Inc.
4.875% due 03/15/27 609 579
Raytheon Technologies Corp.
3.950% due 08/16/25 130 128
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 582 590
Republic Services, Inc.
0.875% due 11/15/25 663 602
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 611 585
RPM International, Inc.
3.750% due 03/15/27 626 598
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 614 582
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 304
Service Properties Trust
7.500% due 09/15/25 490 480
Sherwin-Williams Co. (The)
3.450% due 08/01/25 592 575
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 556
Southern Power Co.
0.900% due 01/15/26 550 500
Southwest Airlines Co.
5.250% due 05/04/25 220 221
Spectra Energy Partners, LP
3.500% due 03/15/25 598 581
State Street Corp.
3.776% due 12/03/24 (USD 3 Month
LIBOR + 0.770%)(Ê) 1,155 1,145
Steel Dynamics, Inc.
2.400% due 06/15/25 624 591
Targa Resources Corp.
5.200% due 07/01/27 170 170
TCI Communications, Inc.
7.875% due 02/15/26 475 514
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27 571 587
T-Mobile USA, Inc.
2.250% due 02/15/26 470 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,649
Toyota Motor Credit Corp.
3.650% due 08/18/25 600 590
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 20 21
Union Pacific Corp.
Series .
4.750% due 02/21/26 400 404
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 130 125
4.000% due 04/11/26 517 491
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 500 478
United Parcel Service, Inc.
3.900% due 04/01/25 586 582
UnitedHealth Group, Inc.
2.375% due 08/15/24 664 644
5.150% due 10/15/25 425 433
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,104
US Bank NA
Series BKNT
2.050% due 01/21/25 340 322
Verizon Communications, Inc.
3.500% due 11/01/24 564 554
4.125% due 03/16/27 150 149
2.100% due 03/22/28 50 45
Series WI
2.355% due 03/15/32 224 184
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris, Inc.
Series WI
1.650% due 06/22/25 225 207
Visa, Inc.
3.150% due 12/14/25 240 233
Vontier Corp.
Series WI
1.800% due 04/01/26 165 148
Walmart, Inc.
3.950% due 09/09/27 1,300 1,305
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,918
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,271

See accompanying notes which are an integral part of the financial statements.
436 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 950 904
2.406% due 10/30/25 (USD 3 Month
LIBOR + 0.825%)(Ê) 1,200 1,148
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 805
Western Midstream Operating, LP
4.650% due 07/01/26 430 418
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 214
138,057
International Debt - 15.4%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 538 523
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 271
3.500% due 01/15/25 360 345
Series 3NC1
1.750% due 10/29/24 360 337
AGL CLO 6, Ltd.
Series 2021-6A Class AR
6.450% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 502
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 625 592
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 247
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
6.300% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 228
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 527
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 510 501
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 713 630
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 190
Bancolombia SA
3.000% due 01/29/25 559 528
Bank of Montreal
2.500% due 06/28/24 1,710 1,656
3.700% due 06/07/25 430 419
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,304
3.450% due 04/11/25 240 233
1.050% due 03/02/26 340 305
Series FXD
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.951% due 03/11/27 636 598
Barclays PLC
6.252% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 400
4.375% due 09/11/24 560 544
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 570
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 870 862
BAT Capital Corp.
3.215% due 09/06/26 250 237
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 539
BCRED MML CLO LLC
Series 2021-1A Class A
6.740% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 193
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 203 197
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 142 141
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 535
4.375% due 09/28/25 (Þ) 556 534
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 160 146
1.250% due 06/22/26 678 609
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 541 519
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 276
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 299
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 424
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 574
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 554
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 305
Credit Suisse Group AG
7.950% due 01/09/25 250 254

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 437
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 193
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 210 205
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 550
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 248
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 261
EMD Finance LLC
3.250% due 03/19/25 (Þ) 611 592
Enbridge, Inc.
1.600% due 10/04/26 658 596
Equinor ASA
2.875% due 04/06/25 2,245 2,177
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 230 208
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 561
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 264 221
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 326
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 264
2.633% due 11/07/25 (SOFR +
1.402%)(Ê) 631 602
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 250
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 546
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 258
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 573
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 327
MF1, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 252
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 461
1.412% due 07/17/25 450 414
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 661
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 364
National Australia Bank, Ltd.
4.966% due 01/12/26 405 410
National Bank of Canada
Series FXD
0.750% due 08/06/24 635 599
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 532
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 187
Nomura Holdings, Inc.
2.648% due 01/16/25 625 593
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 244
Novartis Capital Corp.
1.750% due 02/14/25 620 592
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 1,206 1,099
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 245
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 267
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.500% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 356 350
Prosus NV
3.257% due 01/19/27 (Þ) 647 592
3.061% due 07/13/31 (Þ) 240 189
Rad CLO 15, Ltd.
Series 2021-15A Class A
6.340% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 245
Royal Bank of Canada
3.375% due 04/14/25 330 321
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 174

See accompanying notes which are an integral part of the financial statements.
438 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 566 525
Scottish Power, Ltd.
5.810% due 03/15/25 562 574
Setanta Aircraft Leasing DAC Term
Loan B
7.159% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 129
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 222
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 535 522
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 519 520
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 245
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 553
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 539
Standard Chartered PLC
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 268
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 583
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 302
Suncor Energy, Inc.
7.875% due 06/15/26 489 524
Swedbank AB
3.356% due 04/04/25 (Þ) 840 813
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 405
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
5.800% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 100 99
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 272 268
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 430 389
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,320
3.766% due 06/06/25 415 405
0.750% due 09/11/25 430 390
TotalEnergies Capital International SA
2.434% due 01/10/25 1,200 1,161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Motor Credit Corp.
1.339% due 03/25/26 110 101
TransCanada PipeLines, Ltd.
1.000% due 10/12/24 560 526
TSMC Arizona Corp.
1.750% due 10/25/26 877 799
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 986 897
UBS Group AG
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 917
1.375% due 01/13/25 (Þ) 500 465
4.125% due 09/24/25 (Þ) 540 520
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 320 310
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 577
Unilever Capital Corp.
3.100% due 07/30/25 1,500 1,455
Vale Overseas, Ltd.
6.250% due 08/10/26 270 279
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 564
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 609 577
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
6.480% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 447
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
6.403% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 384
55,971
Loan Agreements - 0.4%
APi Group DE, Inc. Term Loan B
5.025% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 117 117
Asurion LLC 2021 Term Loan B9
8.275% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 128 118
Charter Communications Operating
LLC Term Loan B1
6.732% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 128 128
Charter Communications Operating
LLC Term Loan B2
6.732% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 128 126
Clarios Global, LP 2021 Term Loan B

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 439
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.275% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 130 130
Genesee & Wyoming, Inc. New Term
Loan
6.998% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 128 128
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 128 120
Nexstar Broadcasting, Inc. Term Loan
B4
7.525% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 76
Prime Security Services Borrower LLC
2021 Term Loan
7.608% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 128 128
Rent-A-Center, Inc. 1st Lien Term
Loan B
8.563% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 122 120
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê)(v) 75 51
VFH Parent LLC 2022 Term Loan B
0.000% due 01/13/29 (~)(Ê)(v) 129 126
Virgin Media Secured Finance PLC
Term Loan
7.448% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 128
1,496
Mortgage-Backed Securities - 9.8%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 247 225
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 312
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 132 128
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 286
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 68 65
Series 2020-BN28 Class A1
0.628% due 03/15/63 16 16
Series 2020-BN29 Class A1
0.549% due 11/15/53 769 716
BBCMS Mortgage Trust
5.698% due 04/15/56 265 266
Series 2021-C11 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.752% due 09/15/54 418 387
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 100 96
Series 2020-B21 Class A1
0.537% due 12/17/53 194 183
Series 2020-B22 Class A1
0.509% due 01/15/54 870 801
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,163 298
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 500 460
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 542
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 188
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 299
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 298
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 398 387
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 255
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 287 273
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 243
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 223 216
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 380
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A1
1.846% due 02/15/53 89 85
COLT Funding LLC
Series 2023-1 Class A1
6.048% due 04/25/68 (~)(Ê)(Þ) 225 225
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 100 91
Commercial Mortgage Trust
Series 2013-CR11 Class ASB

See accompanying notes which are an integral part of the financial statements.
440 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.660% due 10/10/46 16 16
Series 2014-CR20 Class ASB
3.305% due 11/10/47 82 80
Series 2014-UBS5 Class A3
3.565% due 09/10/47 1,460 1,413
Series 2015-CR22 Class ASB
3.144% due 03/10/48 80 78
Series 2015-LC23 Class ASB
3.598% due 10/10/48 25 25
Series 2015-PC1 Class A4
3.620% due 07/10/50 223 216
Series 2016-DC2 Class A4
3.497% due 02/10/49 388 371
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 291
Series 2021-PF1 Class A1
1.122% due 11/15/54 671 618
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 200 176
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 185 147
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 96 93
Series 2015-C3 Class ASB
3.448% due 08/15/48 66 65
Series 2016-C7 Class ASB
3.314% due 11/15/49 145 141
Series 2020-C19 Class A1
1.296% due 03/15/53 140 133
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 149 127
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 238
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 312 304
Fannie Mae
4.500% due 2025 25 25
5.000% due 2038 2,308 2,316
3.000% due 2040 1,460 1,357
5.500% due 2052 289 292
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 8
Series 2012-111 Class UC
1.350% due 10/25/27 450 424
Freddie Mac
4.500% due 2038 1,130 1,122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.269% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 811 776
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,454 1,343
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 145 138
Series 2013-4182 Class UC
1.500% due 09/15/27 124 119
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 83 83
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 191 190
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 55 55
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 59
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 182 176
Series 2016-H11 Class HA
2.500% due 01/20/66 853 822
Series 2017-H03 Class NA
3.125% due 10/20/66 673 650
Series 2017-H23 Class MA
3.000% due 11/20/67 217 207
Series 2021-H15 Class HB
1.250% due 09/20/65 548 528
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 650 638
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 238
Imperial Fund Mortgage Trust
Series 2022-NQM6 Class A1
6.819% due 10/25/67 (~)(Ê)(Þ) 812 818
Series 2022-NQM7 Class A1
7.369% due 11/25/67 3 3
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 509
Series 2016-C2 Class ASB
2.954% due 06/15/49 447 428
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2014-C21 Class AS
3.997% due 08/15/47 300 289

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 441
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 107
Series 2017-JP5 Class ASB
3.549% due 03/15/50 304 291
Series 2017-JP7 Class A3
3.379% due 09/15/50 800 774
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 225
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 62 61
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 166 156
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 244
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 441
Series 2015-C25 Class A3
3.280% due 10/15/48 255 249
Series 2016-C32 Class ASB
3.514% due 12/15/49 239 230
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 343 315
Series 2021-L7 Class A1
0.881% due 08/15/26 968 886
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 215 195
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 258
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 206 178
Onslow Bay Financial LLC
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 10 10
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 166 160
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 223 203
SREIT Trust
Series 2021-MFP Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 299
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 233
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 261
Towd Point Mortgage Trust
Series 2015-2 Class 2M2
4.294% due 11/25/57 (~)(Ê)(Þ) 236 233
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 521 488
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 332 306
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 754 721
Verus Securitization Trust
Series 2023-1 Class A1
5.850% due 12/25/67 (~)(Ê)(Þ) 207 207
Series 2023-2 Class A1
6.193% due 03/25/68 (~)(Ê)(Þ) 322 324
Series 2023-INV1 Class A1
5.999% due 02/25/68 (~)(Ê)(Þ) 518 519
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 609
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 93 90
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 209 182
Series 2020-C57 Class A1
0.903% due 08/15/53 124 116
35,437
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 345 345
United States Government Agencies - 1.0%
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 119
0.710% due 04/21/25 1,900 1,767
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,424
Tennessee Valley Authority
0.750% due 05/15/25 370 345
3,655
United States Government Treasuries - 6.9%
United States Treasury Notes
0.250% due 06/15/24 2,670 2,541

See accompanying notes which are an integral part of the financial statements.
442 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 10/15/25 13,800 13,914
4.625% due 03/15/26 40 41
0.750% due 05/31/26 3,260 2,980
1.250% due 11/30/26 190 175
2.750% due 07/31/27 1,390 1,345
4.125% due 10/31/27 1,480 1,514
3.500% due 01/31/28 2,465 2,462
4.000% due 02/29/28 170 174
25,146
Total Long-Term Investments
(cost $308,010) 297,489
Options Purchased - 0.0%
(Number of Contracts)
One Year Mid-Curve
Option
Morgan Stanley Dec 2023 95.88
Put (18) USD 4,314 (ÿ) 7
Morgan Stanley Dec 2023 96.00
Put (42) USD 10,080 (ÿ) 20
Total Options Purchased
(cost $55) 27
Short-Term Investments - 16.9%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 241
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 540
Air Lease Corp.
Series MTN
0.700% due 02/15/24 570 547
American Express Co.
Series FIX
3.700% due 08/03/23 1,100 1,095
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,475
Apple, Inc.
0.750% due 05/11/23 1,500 1,498
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 169
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 160 154
Boeing Co. (The)
1.950% due 02/01/24 975 948
2.800% due 03/01/24 270 264
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 230
Canadian Imperial Bank of Commerce
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.950% due 06/23/23 1,520 1,510
Caterpillar Financial Services Corp.
0.450% due 09/14/23 1,500 1,476
Chevron Corp.
1.141% due 05/11/23 1,600 1,599
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,085
Collateralized Commercial Paper FLEX
Co. LLC
5.200% due 07/05/23 1,400 1,386
Comcast Corp.
3.700% due 04/15/24 405 400
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 995 968
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 250 245
Series WI
3.800% due 06/09/23 690 684
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 267
DBS Bank, Ltd.
5.020% due 07/27/23 1,200 1,185
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 1,120 1,092
Duke Energy Progress LLC
3.375% due 09/01/23 190 189
Energy Transfer, LP
Series 5Y
4.200% due 09/15/23 260 259
Federal Home Loan Bank Discount
Notes
0.000% due 05/01/23 (ç)(ž) 1,200 1,200
3.655% due 05/04/23 (ç)(ž) 100 100
4.332% due 05/10/23 (ž) 1,900 1,898
Federal Home Loan Banks
5.750% due 03/28/24 1,950 1,947
Ford Motor Credit Co. LLC
3.370% due 11/17/23 550 541
Fox Corp.
Series WI
4.030% due 01/25/24 420 416
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 420 413
Goldman Sachs Group, Inc. (The)
Series DMTN
3.625% due 02/20/24 930 918
Hyundai Capital America

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 443
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 09/18/23 (Þ) 280 275
0.800% due 01/08/24 (Þ) 210 204
Liberty Funding LLC
5.166% due 06/21/23 700 695
Lloyds Banking Group PLC
3.900% due 03/12/24 540 531
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 210 206
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 559
Morgan Stanley
Series 1654
4.100% due 05/22/23 455 454
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 317
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,100 1,095
New York Life Global Funding
0.400% due 10/21/23 (Þ) 220 215
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 395
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 488
Petrobras Global Finance BV
6.250% due 03/17/24 260 260
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,137
Pioneer Natural Resources Co.
0.550% due 05/15/23 (ç) 250 250
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
7.417% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 123 120
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 987
Royal Bank of Canada
0.500% due 10/26/23 1,400 1,368
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 472
Sanofi
3.375% due 06/19/23 1,300 1,296
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 499
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/23 (USD 3 Month
LIBOR  + 2.750%)(Ê)(v) 237 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 55 55
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 691
U.S. Cash Management Fund(@) 14,773,967(∞) 14,770
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,587
United States Treasury Notes
0.125% due 09/15/23 2,700 2,652
2.750% due 11/15/23 1,880 1,858
Verizon Communications, Inc.
0.750% due 03/22/24 220 212
Williams Cos., Inc. (The)
4.300% due 03/04/24 660 655
Total Short-Term Investments
(cost $62,101) 61,273
Total Investments - 98.8%
(identified cost $370,166) 358,789
Other Assets and Liabilities,
Net - 1.2%
4,211
Net Assets - 100.0%
363,000

See accompanying notes which are an integral part of the financial statements.
444 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.0%
7-Eleven, Inc. 01/27/21 250,000 99.98 250
241
ABN AMRO Bank NV 04/26/23 538,000 97.75 526
523
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
502
AIG Global Funding 06/29/20 545,000 100.00 545
540
Aircastle, Ltd. 12/27/21 541,000 106.52 576
530
Alimentation Couche-Tard, Inc. 02/14/23 625,000 93.59 585
592
Allegro CLO XI, Ltd. 04/13/22 250,000 99.94 250
247
American Homes 4 Rent 02/21/23 467,602 95.61 447
452
American Homes 4 Rent Trust 03/21/23 506,995 97.46 494
493
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
228
AMSR Trust 01/24/23 350,000 91.12 319
319
AMSR Trust 04/10/23 220,000 90.73 200
201
AMSR Trust 04/10/23 194,568 91.23 177
178
Anglo American Capital PLC 05/20/21 540,000 103.56 559
527
Arbor Multifamily Mortgage Securities Trust 09/27/21 247,147 100.00 247
225
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.87 355
312
AREIT, Inc. 09/28/21 132,046 100.00 132
128
Ares Finance Co. LLC 02/14/23 545,000 95.86 522
526
Ashtead Capital, Inc. 07/22/22 713,000 89.80 640
630
Athene Global Funding 05/21/21 715,000 100.00 715
708
Avenue of Americas 10/20/21 310,000 99.89 310
286
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 250,000 102.14 255
249
Avis Budget Rental Car Funding (AESOP) LLC 04/20/22 875,000 100.49 879
865
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,405,000 99.98 1,405
1,382
Avolon Holdings Funding, Ltd. 05/20/21 170,000 101.42 172
169
Bank of The West Auto Trust 06/22/22 595,000 99.10 590
592
Bayer US Finance II LLC 05/07/21 542,000 108.28 587
539
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
193
BDS, Ltd. 07/22/21 202,739 100.00 203
197
Black Diamond CLO, Ltd. 07/15/21 142,309 100.00 142
141
Blackstone Holdings Finance Co. LLC 12/15/22 589,000 102.46 604
604
BMW US Capital LLC 05/20/21 160,000 100.22 160
154
BNP Paribas SA 05/20/21 540,000 104.65 565
535
BNP Paribas SA 05/26/21 556,000 106.51 592
534
BPR Trust 09/10/21 250,000 100.00 250
230
BX Trust 11/09/20 547,261 99.47 544
542
BX Trust 01/05/21 397,868 100.00 398
387
BX Trust 06/16/21 250,000 100.42 251
188
BX Trust 10/13/21 310,000 99.77 309
299
BX Trust 10/14/21 287,282 99.54 286
273
BX Trust 10/28/21 310,000 99.43 308
298
BX Trust 01/21/22 250,000 100.00 250
243
BX Trust 02/10/22 222,814 99.60 222
216
BX Trust 04/28/22 280,000 94.99 266
255
BXMT, Ltd. 04/09/21 330,000 100.00 330
314
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
380
Cargill, Inc. 01/28/21 100,000 99.81 100
91
Cargill, Inc. 10/05/22 1,300,000 100.26 1,303
1,309
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
276
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
180
CCG Receivables Trust 10/13/21 265,733 99.99 266
255
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
299
COLT Funding LLC 04/18/23 225,000 100.00 225
225
COLT Mortgage Loan Trust 02/18/22 100,467 100.00 100
91
Commercial Mortgage Trust 01/30/20 310,000 102.45 318
291
Continental Resources, Inc. 04/25/22 110,000 93.29 103
99
Cooperatieve Rabobank UA 04/05/22 450,000 99.22 446
424
Credit Agricole SA 08/20/20 590,000 105.08 620
574
Credit Agricole SA 05/20/21 340,000 99.09 337
305
Credit Agricole SA 08/10/21 598,000 101.30 606
554
Credit Suisse Mortgage Trust 09/27/21 185,080 100.00 185
147
Credit Suisse Mortgage Trust 03/04/22 199,942 97.32 195
176
Daimler Finance NA LLC 05/20/21 210,000 100.49 211
193
Danske Bank A/S 10/14/20 612,000 99.93 612
550

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 445
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Danske Bank A/S 05/20/21 270,000 103.06 278
267
Danske Bank A/S 05/26/22 210,000 99.58 209
205
DISH DBS Corp. 11/10/21 20,000 100.00 20
15
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
248
Dryden Senior Loan Fund 04/08/22 270,000 99.23 268
261
Ellington Financial Mortgage Trust 01/14/22 148,909 99.99 149
127
ELP Commercial Mortgage Trust 11/01/21 250,000 99.64 249
238
EMD Finance LLC 05/17/22 611,000 99.36 607
592
Enterprise Fleet Financing LLC 03/07/22 554,767 98.61 547
541
Enterprise Fleet Financing LLC 03/23/22 323,003 99.99 323
315
EQT Corp. 09/07/21 140,000 101.99 143
130
ERAC USA Finance LLC 04/26/23 375,000 99.63 374
374
Extended Stay America Trust 06/24/21 312,382 100.00 312
304
F&G Annuities & Life, Inc. 02/14/23 568,000 102.10 580
578
FirstEnergy Transmission LLC 02/10/22 576,000 102.08 588
567
Ford Credit Auto Owner Trust 02/09/23 250,000 100.00 250
252
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 83,123 100.81 84
83
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 191,338 100.00 191
190
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 55,488 100.00 56
55
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
59
GA Global Funding Trust 01/08/21 285,000 99.94 285
259
GA Global Funding Trust 09/07/21 715,000 99.90 714
668
Georgia-Pacific LLC 05/20/21 150,000 98.94 148
134
Glencore Funding LLC 05/20/21 420,000 102.29 430
413
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
372
GoodGreen Trust 04/21/21 183,028 99.98 183
153
Great Lakes Kcap F3c Senior LLC 07/26/21 250,834 100.00 251
250
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 230,000 99.47 229
208
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.90 569
561
Hawaii Hotel Trust 06/17/21 250,000 100.14 250
238
Hertz Vehicle Financing III LLC 03/25/22 725,000 100.00 725
712
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
221
Hertz Vehicle Financing III, LP 05/27/22 1,290,000 90.43 1,157
1,147
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
290
Hertz Vehicle Financing LLC 11/12/21 440,000 99.47 438
413
Highmark, Inc. 05/05/21 520,000 99.92 520
469
Hildene Community Funding CDO, Ltd. 11/15/21 264,007 100.00 264
221
Hilton Grand Vacations Trust 06/02/20 169,559 99.99 170
160
Hyundai Capital America 09/15/20 280,000 99.99 280
275
Hyundai Capital America 05/21/21 210,000 99.94 210
204
ICICI Bank, Ltd. 07/07/21 565,000 105.55 596
546
Imperial Fund Mortgage Trust 02/10/23 812,344 100.94 820
818
International Flavors & Fragrances, Inc. 06/16/22 664,000 92.18 612
597
Jackson National Life Global Funding 06/23/20 650,000 104.08 677
607
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
229
JPMorgan Chase Bank NA 08/27/20 52,835 100.00 53
52
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.77 249
225
Kenvue, Inc. 03/08/23 120,000 99.85 120
124
Kenvue, Inc. 03/08/23 90,000 99.94 90
92
KKR Industrial Portfolio Trust 01/12/21 62,488 100.00 63
61
Legacy Mortgage Asset Trust 10/06/21 165,961 103.92 172
156
Lunar Structured Aircraft Portfolio Notes 11/05/21 213,274 100.00 213
185
Magallanes, Inc. 03/09/22 950,000 99.67 949
920
Magallanes, Inc. 03/09/22 200,000 99.22 198
188
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.07 330
327
MBRT Institutional Ownership 06/17/21 250,000 99.55 249
244
Met Tower Global Funding 09/07/21 685,000 99.94 685
611
MF1, Ltd. 09/10/21 260,000 100.00 260
252
Mondelez International Holdings Netherlands BV 11/09/20 589,000 101.82 600
567
National Securities Clearing Corp. 05/20/21 340,000 99.34 338
308
Nationwide Building Society 05/20/21 330,000 100.01 330
317
Navient Private Education Refi Loan Trust 01/28/21 70,763 102.02 72
69
Navient Private Education Refi Loan Trust 01/27/23 222,263 96.60 215
215
Nelnet Student Loan Trust 01/07/22 250,000 100.39 251
240
Nestle Holdings, Inc. 01/14/20 1,100,000 100.53 1,106
1,095

See accompanying notes which are an integral part of the financial statements.
446 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nestle Holdings, Inc. 04/26/23 528,000 99.70 526
525
Netflix, Inc. 02/16/23 607,000 96.04 583
588
New Residential Mortgage Loan Trust 03/03/22 214,734 99.63 214
195
New York Life Global Funding 05/20/21 220,000 100.03 220
215
New York Life Global Funding 06/01/22 320,000 99.95 320
314
NGPL PipeCo LLC 04/26/23 536,000 97.69 524
522
Nissan Motor Acceptance Corp. 05/20/21 400,000 100.76 403
395
Nissan Motor Co., Ltd. 04/25/22 200,000 98.05 196
187
Nordea Bank Abp 05/21/21 270,000 99.55 269
244
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.90 569
515
NTT Finance Corp. 02/24/21 1,206,000 94.74 1,137
1,099
NYO Commercial Mortgage Trust 11/08/21 310,000 99.54 309
258
OBX Trust 01/18/22 206,158 100.00 206
178
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.26 251
245
Onslow Bay Financial LLC 09/18/20 9,980 100.00 10
10
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.10 270
267
Pacific Life Global Funding II 06/17/20 500,000 99.90 500
460
Parliament Funding II, Ltd. 11/15/21 356,327 100.00 356
350
Pennsylvania Electric Co. 03/28/23 650,000 99.77 648
653
PMT Credit Risk Transfer Trust 06/14/21 123,229 100.26 124
120
Premier Global Infrastructure Trust PLC 09/30/21 166,461 99.26 165
160
Pricoa Global Funding I 08/24/22 260,000 99.95 260
256
Principal Life Global Funding II 06/16/20 280,000 99.96 280
259
Progress Residential Trust 12/08/22 710,818 92.06 654
663
Progress Residential Trust 02/22/23 247,516 94.84 235
236
Progress Residential Trust 04/05/23 234,710 94.25 221
220
Prosus NV 07/07/21 240,000 100.00 240
189
Prosus NV 02/15/23 647,000 90.45 585
592
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
987
Protective Life Global Funding 07/08/20 930,000 100.00 930
852
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
245
Regal Rexnord Corp. 02/14/23 582,000 100.16 583
590
Roche Holdings, Inc. 06/21/22 611,000 97.11 593
585
Saudi Arabian Oil Co. 04/26/23 566,000 92.92 526
525
Sealed Air Corp. 09/15/21 345,000 100.00 345
304
SG Capital Partners LLC 03/02/22 222,760 99.84 222
203
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.40 233
222
Siemens Financieringsmaatschappij NV 04/26/23 535,000 97.68 523
522
SK Hynix, Inc. 04/26/23 519,000 100.34 521
520
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.68 269
245
Sky, Ltd. 08/10/21 563,000 103.99 585
553
Societe Generale SA 06/02/20 566,000 102.13 578
539
SREIT Trust 11/16/21 310,000 99.46 308
299
Standard Chartered PLC 05/21/21 280,000 100.41 281
268
Standard Chartered PLC 02/15/23 655,000 89.72 588
583
Starwood Real Estate Income Trust 07/12/21 250,000 99.68 249
233
STWD Trust 11/24/21 270,000 99.65 269
261
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.98 520
499
Swedbank AB 03/29/22 840,000 99.93 839
813
Sycamore Tree CLO, Ltd. 01/25/23 250,000 99.51 249
250
Symphony CLO XIX, Ltd. 09/09/20 410,000 99.11 406
405
Symphony CLO XXVI, Ltd. 02/05/21 100,000 100.00 100
99
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 345,000 100.00 345
345
TCI-Flatiron CLO, Ltd. 01/14/22 271,728 100.00 272
268
Towd Point Mortgage Trust 07/01/19 530,536 101.15 536
510
Towd Point Mortgage Trust 11/18/21 521,211 101.04 527
488
Towd Point Mortgage Trust 11/19/21 383,789 101.58 390
373
Towd Point Mortgage Trust 12/15/21 331,826 96.63 321
306
Towd Point Mortgage Trust 03/03/23 235,970 98.66 233
233
Tricon American Homes Trust 03/14/23 526,698 97.76 515
515
TSMC Global, Ltd. 09/23/20 986,000 95.62 935
897
UBS Group AG 07/27/20 930,000 100.00 930
917
UBS Group AG 02/05/21 1,650,000 100.00 1,650
1,587
UBS Group AG 05/21/21 540,000 106.77 577
520
UBS Group AG 01/04/22 500,000 99.87 499
465

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 447
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Group AG 05/03/22 320,000 100.00 320
310
UBS Group AG 02/15/23 579,000 100.32 581
577
UNIFY Auto Receivables Trust 03/18/21 145,708 100.00 146
145
United Airlines, Inc. 05/21/21 500,000 100.97 505
478
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
923
Vertiv Group Corp. 03/16/22 10,000 89.47 9
9
Verus Securitization Trust 02/07/23 206,595 99.75 206
207
Verus Securitization Trust 02/13/23 517,624 99.98 518
519
Verus Securitization Trust 03/14/23 322,270 100.00 322
324
Voya CLO, Ltd. 07/23/21 570,000 100.03 570
564
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/22/22 609,000 97.87 596
577
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
447
Wells Fargo Commercial Mortgage Trust 07/30/21 209,200 102.06 214
182
Wendy's Funding LLC 06/15/21 196,500 100.00 196
165
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390 384
79,772
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
30-Day Federal Funds Futures 15 USD 5,936 05/23
(1)
Canadian 10 Year Government Bond Futures 22 CAD 2,774 06/23
4
Eurodollar Futures 16 USD 3,784 06/23
(165)
Long Gilt Futures 24 GBP 2,435 06/23
(29)
Three Month SOFR Futures 11 USD 2,672 03/26
21
United States 2 Year Treasury Note Futures 323 USD 66,591 06/23
338
United States 5 Year Treasury Note Futures 68 USD 7,462 06/23
94
United States 10 Year Treasury Note Futures 69 USD 7,949 06/23 (8)
Short Positions
Euro-Bund Futures 37 EUR 5,016 06/23
(45)
Japanese 10-Year Mini Government Bond Futures 59 JPY 878,097 06/23
(76)
Three Month SOFR Futures 19 USD 4,520 12/23
8
Three Month SOFR Futures 32 USD 7,644 03/24
21
Three Month SOFR Futures 19 USD 4,607 03/25
(40)
United States 2 Year Treasury Note Futures 34 USD 7,010 06/23
(52)
United States 5 Year Treasury Note Futures 14 USD 1,536 06/23
(32)
United States 10 Year Treasury Note Futures 7 USD 806 06/23 (25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 13
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
One Year Mid-Curve Option Morgan Stanley Put 36 95.25 USD 8,573 12/15/23 (6)
One Year Mid-Curve Option Morgan Stanley Put 84 95.38 USD 20,029 12/15/23 (18)
Total Liability for Options Written (premiums received $49) (24)

See accompanying notes which are an integral part of the financial statements.
448 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,915 GBP 1,529 05/11/23 7
Citigroup USD 1,911 GBP 1,529 06/09/23 13
Citigroup USD 1,588 NZD 2,517 05/11/23 (32)
Citigroup USD 1,543 NZD 2,517 06/09/23 14
Citigroup GBP 1,529 USD 1,909 05/11/23 (13)
Citigroup GBP 554 USD 691 06/09/23 (5)
Citigroup NZD 2,517 USD 1,543 05/11/23 (14)
Citigroup NZD 55 USD 34 06/09/23 —
State Street USD 1,595 CAD 2,141 05/11/23 (14)
State Street USD 1,573 CAD 2,141 06/09/23 9
State Street USD 4,782 EUR 4,351 05/11/23 14
State Street USD 4,824 EUR 4,351 06/09/23 (20)
State Street USD 2,510 JPY 329,230 05/11/23 (91)
State Street USD 2,488 JPY 329,230 06/09/23 (58)
State Street USD 3,384 NOK 35,935 05/11/23 (10)
State Street USD 42 NOK 449 06/09/23 —
State Street USD 1,905 SEK 19,519 05/11/23 (1)
State Street USD 1,436 SEK 14,782 06/09/23 8
State Street USD 1,896 SEK 19,519 06/09/23 11
State Street CAD 2,141 USD 1,572 05/11/23 (9)
State Street CAD 82 USD 60 06/09/23 —
State Street EUR 4,351 USD 4,816 05/11/23 20
State Street EUR 1,043 USD 1,151 06/09/23 (1)
State Street JPY 329,230 USD 2,478 05/11/23 58
State Street JPY 275,225 USD 2,064 06/09/23 32
State Street NOK 35,935 USD 3,501 05/11/23 127
State Street NOK 35,935 USD 3,388 06/09/23 10
State Street SEK 19,519 USD 1,893 05/11/23 (11)
UBS USD 5,225 CHF 4,630 05/11/23 (40)
UBS USD 348 CHF 311 06/09/23 1
UBS CHF 4,630 USD 5,121 05/11/23 (64)
UBS CHF 4,630 USD 5,242 06/09/23 40
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (19)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 3,794 3.500%
(4)
SOFR
(4)
09/30/24
2 (9) (7)
Citigroup USD 3,163 2.770%
(4)
SOFR
(4)
10/14/24
— (26) (26)
Citigroup USD 1,316 SOFR
(4)
2.600%
(4)
10/14/27 — 22 22
Total Open Interest Rate Swap Contracts (å) 2 (13) (11)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 449
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Series
38 Goldman Sachs USD 2,357 5.000%
(2)
06/20/27 (68) 155 87
Total Open Credit Indices - Sell Protection Contracts (68) 155 87
Total Open Credit Default Swap Contracts (å) (68) 155 87
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 37,382 $ —
$ —
$ 37,382 10.3
Corporate Bonds and Notes — 138,057 —
—
138,057 38.0
International Debt — 55,971 —
—
55,971 15.4
Loan Agreements — 1,496 —
—
1,496 0.4
Mortgage-Backed Securities — 35,437 —
—
35,437 9.8
Municipal Bonds — 345 —
—
345 0.1
United States Government Agencies — 3,655 —
—
3,655 1.0
United States Government Treasuries — 25,146 —
—
25,146 6.9
Options Purchased 27 — —
—
27 —
*
Short-Term Investments — 46,503 — 14,770 61,273 16.9
Total Investments 27 343,992 — 14,770 358,789 98.8
Other Assets and Liabilities, Net
1.2
100.0
Other Financial Instruments
Assets
Futures Contracts 486 — — — 486 0. 1
Foreign Currency Exchange Contracts — 364 — — 364 0.1
Interest Rate Swap Contracts — 22 — — 22 —
*
Credit Default Swap Contracts — 87 — — 87 —
*
A
Liabilities
Futures Contracts (473) — — — (473) (0.1)
Options Written (24) — — — (24) ( — )
*
Foreign Currency Exchange Contracts — (383) — — (383) (0.1)
Interest Rate Swap Contracts — (33) — — (33) ( — )
*
Total Other Financial Instruments
**
$ (11) $ 57 $ — $ — $ 46

See accompanying notes which are an integral part of the financial statements.
450 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
823
Belgium ..............................................................................................
501
Brazil ..................................................................................................
540
Canada ................................................................................................
14,147
Cayman Islands ..................................................................................
7,476
China ..................................................................................................
781
Colombia ............................................................................................
528
Denmark .............................................................................................
1,023
Finland ...............................................................................................
244
France .................................................................................................
4,778
Germany .............................................................................................
2,000
India ...................................................................................................
546
Ireland ................................................................................................
1,252
Israel ...................................................................................................
443
Japan ..................................................................................................
5,076
Jersey ..................................................................................................
180
Macao .................................................................................................
174
Netherlands ........................................................................................
1,206
Norway ...............................................................................................
2,177
Saudi Arabia .......................................................................................
525
Singapore ...........................................................................................
1,185
South Africa .......................................................................................
527
South Korea .......................................................................................
743
Spain ..................................................................................................
764
Sweden ...............................................................................................
1,057
Switzerland ........................................................................................
6,151
Taiwan ................................................................................................
1,696
United Kingdom .................................................................................
9,498
United States ......................................................................................
292,748
Total Investments ............................................................................... 358,789

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 451
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 27
Unrealized appreciation on foreign currency exchange contracts — 364 —
Variation margin on futures contracts** — — 486
Interest rate swap contracts, at fair value — — 22
Credit default swap contracts, at fair value 87 — —
Total
$ 87 $ 364 $ 535
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 473
Unrealized depreciation on foreign currency exchange contracts — 383 —
Options written, at fair value — — 24
Interest rate swap contracts, at fair value — — 33
Total
$ — $ 383 $ 530
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (35)
Futures contracts — — (729)
Options written — — 76
Interest rate swap contracts — — (98)
Credit default swap contracts 342 — —
Foreign currency exchange contracts — 31 —
Total
$ 342 $ 31 $ (786)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (28)
Futures contracts — — 971
Options written — — (38)
Interest rate swap contracts — — 194
Credit default swap contracts (113) — —
Foreign currency exchange contracts — (42) —
Total
$ (113) $ (42) $ 1,099
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
452 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 27 $ — $ 27
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 364 — 364
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 22 — 22
Credit Default Swap Contracts Credit default swap contracts, at fair value 87 — 87
Total Financial and Derivative Assets
500 — 500
Financial and Derivative Assets not subject to a netting agreement
(136) — (136)
Total Financial and Derivative Assets subject to a netting agreement
$ 364 $ — $ 364
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 34 $ 34 $ — $ —
State Street
289 215 — 74
UBS
41 41 — —
Total
$ 364 $ 290 $ — $ 74

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 453
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 383 $ — $ 383
Options Written Contracts Options written, at fair value 24 — 24
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 33 — 33
Total Financial and Derivative Liabilities
440 — 440
Financial and Derivative Liabilities not subject to a netting agreement
(57) — (57)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 383 $ — $ 383
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 65 $ 34 $ 30 $ 1
State Street 215 215 — —
UBS 103 41 — 62
Total
$ 383 $ 290 $ 30 $ 63
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
454 Short Duration Bond Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 370,166
Investments, at fair value(>) ........................................................................................................................................................
358,789
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 364
Receivables:
Dividends and interest ...................................................................................................................................................... 1,957
Dividends from affiliated funds ....................................................................................................................................... 64
Investments sold ............................................................................................................................................................... 1,474
Fund shares sold ............................................................................................................................................................... 198
From broker(a)(b) ............................................................................................................................................................ 1,837
Variation margin on futures contracts .............................................................................................................................. 62
Prepaid expenses .......................................................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 22
Credit default swap contracts, at fair value(+) ............................................................................................................................. 87
Total assets ...............................................................................................................................................................
364,857
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 16
Investments purchased ..................................................................................................................................................... 971
Fund shares redeemed ...................................................................................................................................................... 155
Accrued fees to affiliates .................................................................................................................................................. 135
Other accrued expenses .................................................................................................................................................... 107
Variation margin on futures contracts .............................................................................................................................. 33
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 383
Options written, at fair value(x) ................................................................................................................................................... 24
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 33
Total liabilities ...........................................................................................................................................................
1,857
Net Assets ...............................................................................................................................................................
$ 363,000

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 455
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (17,88 1 )
Shares of beneficial interest .........................................................................................................................................................
196
Additional paid-in capital ............................................................................................................................................................
380,68 5
Net Assets ...............................................................................................................................................................
$ 363,000
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 18.45
Maximum offering price per share (Net as set value plus sales charge of 2 . 50%): Class A ..................................................... $ 1 8 . 92
Class A — Net assets ........................................................................................................................................................... $ 8,877,622
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 481,086
Net asset value per share: Class C(#) ........................................................................................................................................... $ 18.11
Class C — Net assets ........................................................................................................................................................... $ 11,036,970
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 609,287
Net asset value per share: Class M(#) .......................................................................................................................................... $ 18.51
Class M — Net assets .......................................................................................................................................................... $ 18,236,088
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 985,313
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 18.53
Class R6 — Net assets ......................................................................................................................................................... $ 582,240
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 31,414
Net asset value per share: Class S(#) ........................................................................................................................................... $ 18.50
Class S — Net assets ............................................................................................................................................................ $ 209,783,822
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 11,342,600
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 18.51
Class Y — Net assets ........................................................................................................................................................... $ 114,483,308
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,183,528
Amounts in thousands
(x)    Premiums received on options written $ 49
(+)     Credit default swap contracts - premiums paid (received) $ (68)
(•)    Interest rate swap contracts - premiums paid (received) $ 2
(>)     Investments in affiliates, U.S. Cash Management Fund $ 14,770
(a)    Receivable from Broker for Futures $ 1,511
(b)    Receivable from Broker for Swaps $ 326
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
456 Short Duration Bond Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1
Dividends from affiliated funds ....................................................................................................................................... 385
Interest .............................................................................................................................................................................. 5,511
Total investment income ..............................................................................................................................................................
5,897
Expenses
Advisory fees ................................................................................................................................................................... 860
Administrative fees .......................................................................................................................................................... 93
Custodian fees .................................................................................................................................................................. 76
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 45
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 26
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 221
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 82
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 11
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 1,542
Expense reductions .......................................................................................................................................................... (442)
Net expenses ................................................................................................................................................................................
1,100
Net investment income (loss) .......................................................................................................................................................
4,797
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4,441)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (729)
Options written ................................................................................................................................................................. 76
Foreign currency exchange contracts ............................................................................................................................... 31
Interest rate swap contracts .............................................................................................................................................. (98)
Credit default swap contracts ........................................................................................................................................... 342
Net realized gain (loss) ................................................................................................................................................................
(4,816)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 12,650
Futures contracts .............................................................................................................................................................. 971
Options written ................................................................................................................................................................. (38)
Foreign currency exchange contracts ............................................................................................................................... (42)
Interest rate swap contracts .............................................................................................................................................. 194
Credit default swap contracts ........................................................................................................................................... (113)
Foreign currency-related transactions .............................................................................................................................. 50
Net change in unrealized appreciation (depreciation) ................................................................................................................. 13,672
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,856
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,653
*      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 457
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,797 $ 5,190
Net realized gain (loss) ....................................................................................................................... (4,816) (7,440)
Net change in unrealized appreciation (depreciation) ........................................................................ 13,672 (24,462)
Net increase (decrease) in net assets from operations .............................................................................. 13,653 (26,712)
Distributions
To shareholders
Class A .......................................................................................................................................... (82) (158)
Class C .......................................................................................................................................... (71) (188)
Class M ......................................................................................................................................... (249) (236)
Class R6 ........................................................................................................................................ (5) (2)
Class S .......................................................................................................................................... (2,1 50 ) (2,707)
Class Y .......................................................................................................................................... (1,140) (1,675)
From return of capital .........................................................................................................................
Class A .......................................................................................................................................... — (21)
Class C .......................................................................................................................................... — (15)
Class M ......................................................................................................................................... — (56)
Class R6 ........................................................................................................................................ — (—)* * *
Class S .......................................................................................................................................... — (467)
Class Y .......................................................................................................................................... — (297)
Net decrease in net assets from distributions ............................................................................................ (3,697) (5,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (53,470) 36,090
Total Net Increase (Decrease) in Net Assets ........................................................................
(43,51 4 ) 3,556
Net Assets
Beginning of period .................................................................................................................................. 406,51 4 402,958
End of period .............................................................................................................................................
$ 363,000 $ 406,514

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
458 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 118 $ 2,148 293 $ 5,480
Proceeds from reinvestment of distributions 4 80 9 176
Payments for shares redeemed (156) (2,866) (488) (9,183)
Net increase (decrease)
(34) (638) (186) (3,527)
Class C
Proceeds from shares sold 69 1,226 141 2,640
Proceeds from reinvestment of distributions 4 71 10 203
Payments for shares redeemed (191) (3,413) (440) (8,079)
Net increase (decrease)
(118) (2,116) (289) (5,236)
Class M
Proceeds from shares sold 273 4,995 1,739 32,498
Proceeds from reinvestment of distributions 14 249 15 292
Payments for shares redeemed (1,213) (22,246) (808) (15,094)
Net increase (decrease)
(926) (17,002) 946 17,696
Class R6
Proceeds from shares sold 36 661 5 91
Proceeds from reinvestment of distributions — ** 5 — ** 2
Payments for shares redeemed (16) (305) (2) (45)
Net increase (decrease)
20 361 3 48
Class S
Proceeds from shares sold 1,688 30,749 7,550 139,978
Proceeds from reinvestment of distributions 116 2,129 158 3,051
Payments for shares redeemed (3,517) (64,265) (5,953) (111,029)
Net increase (decrease)
(1,713) (31,387) 1,755 32,000
Class Y
Proceeds from shares sold 106 1,93 2 100 1,933
Proceeds from reinvestment of distributions 62 1,14 0 102 1,972
Payments for shares redeemed (315) (5,760) (474) (8,796)
Net increase (decrease)
(147) (2,688) (272) (4,891)
Total increase (decrease)
(2,918) $ (53,470) 1,957 $ 36,090
**     Less than 500 shares.
***     Less than $500.

See accompanying notes which are an integral part of the financial statements.
460 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2023* 18.00 .21 .40 .61 (.16) — —
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03)
October 31, 2021 19.74 .15 (.15) —
( Ɵ)
(.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
October 31, 2019 18.91 .40 .50 .90 (.42) — —
October 31, 2018 19.15 .35 (.26) .09 (.33) — —
Class C
April 30, 2023* 17.68 .14 .39 .53 (.10) — —
October 31, 2022 19.31 .04 (1.46) (1.42) (.0 2 ) (.17) (.02)
October 31, 2021 19.55 ( — )
( Ɵ)
(.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
October 31, 2019 18.73 .25 .51 .76 (.28) — —
October 31, 2018 18.99 .21 (.27) (.06) (.20) — —
Class M
April 30, 2023* 18.04 .23 .42 .65 (.18) — —
October 31, 2022 19.59 .26 (1.52) (1.26) (.0 8 ) (.17) (.04)
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
October 31, 2019 18.94 .45 .51 .96 (.48) — —
October 31, 2018 19.17 .41 (.26) .15 (.38) — —
Class R6
April 30, 2023* 18.07 .24 .40 .64 (.18) — —
October 31, 2022 19.61 .25 (1.50) (1.25) (.08) (.17) (.04)
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
October 31, 2019 18.96 .45 .51 .96 (.48) — —
October 31, 2018 19.20 .42 (.28) .14 (.38) — —
Class S
April 30, 2023* 18.03 .23 .42 .65 (.18) — —
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04)
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
October 31, 2019 18.93 .44 .51 .95 (.47) — —
October 31, 2018 19.16 .40 (.26) .14 (.37) — —
Class Y
April 30, 2023* 18.05 .24 .40 .64 (.18) — —
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04)
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —
October 31, 2019 18.93 .46 .51 .97 (.48) — —
October 31, 2018 19.17 .42 (.28) .14 (.38) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 461
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.16) 18.45 3.39 8,878 1.08 .82 2.27 25
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.10) 18.11 3.03 11,037 1.83 1.57 1.52 25
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.18) 18.51 3.62 18,236 .83 .52 2.53 25
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.18) 18.53 3.56 582 .68 .52 2.59 25
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.18) 18.50 3.55 209,784 .83 .57 2.52 25
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.18) 18.51 3.57 114,483 .63 .49 2.61 25
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
462 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 92,223
Administrative fees 14,578
Distribution fees 8,667
Shareholder servicing fees 2,281
Transfer agent fees 16,173
Trustee fees 1,470
$ 135,392
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,475 $ 184,948 $ 186,656 $ 3 $ — $ 14,770 $ 385 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 370,231,560 $ 1,413,645 $ (12,895,777) $ (11,482,132)

Tax-Exempt High Yield Bond Fund 463
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,090.10 $ 1,020.38
Expenses Paid During Period* $ 4.61 $ 4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,087.50 $ 1,016.66
Expenses Paid During Period* $ 8.49 $ 8.20
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,091.90 $ 1,022.12
Expenses Paid During Period* $ 2.80 $ 2.71
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

464 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,092.70 $ 1,021.77
Expenses Paid During Period* $ 3.17 $ 3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.6%
Alabama - 1.7%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,001
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 158
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 409
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,146
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 529
County of Jefferson Sewer Revenue Bonds (µ) 225 6.750 10/01/46 232
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,295
County of Jefferson Sewer Revenue Bonds (µ) 3,545 5.500 10/01/53 3,632
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,278
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,459
Hoover Industrial Development Board Revenue Bonds 1,305 5.750 10/01/49 1,323
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 863
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,114
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 801
MidCity Improvement District Special Assessment 250 4.750 11/01/49 195
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 831
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 310
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,959
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/52 990
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,709 4.500 05/01/32 1,564
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 3,000 5.250 05/01/44 2,645
30,734
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/44 1,906
City of Valdez Revenue Bonds (~)(Ê) 1,300 0.270 05/01/31 1,300
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 232
3,438
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,750
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,216
Arizona Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/01/31 500
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,543
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 895
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 354
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 60
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 67
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 137
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 762
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 32
Arizona Industrial Development Authority Revenue Bonds 330 5.000 05/01/48 216
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 140
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 120
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 495
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 88
Arizona Industrial Development Authority Revenue Bonds 300 4.000 02/01/50 281
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 64

See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,603
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 22
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,864
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 152
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 96
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 639
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 75
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 26
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 279
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,334
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 96
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,204
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 614
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,003
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 92
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 633
Glendale Industrial Development Authority Revenue Bonds 400 5.000 05/15/56 328
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 504
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 252
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 112
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 113
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 166
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 641
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 114
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 4.000 07/01/56 145
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 234
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 23
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 47
Salt Verde Financial Corp. Revenue Bonds 200 5.000 12/01/37 207
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 66
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 81
27,094
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 297
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 135
Arkansas Development Finance Authority Revenue Bonds 660 4.000 02/01/42 612
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 606
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.500 09/01/49 4,021
Arkansas Development Finance Authority Revenue Bonds 925 5.450 09/01/52 920
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,750
8,341
California - 8.8%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 97

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 76
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 75
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 399
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 62
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 137
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 673
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,132
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 458
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 04/01/49 1,661
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 147
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,841
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 2,143
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 112
California County Tobacco Securitization Agency Revenue Bonds 550 4.000 06/01/49 510
California County Tobacco Securitization Agency Revenue Bonds 150 5.000 06/01/49 151
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 1,015 1.500 08/01/52 1,015
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 163
California County Tobacco Securitization Agency Revenue Bonds 8,420 4.904 06/01/55 1,427
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 524
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 796
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 92
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,035
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,897
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,057
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 513
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 214
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 810 4.125 01/01/35 714
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,325 7.750 01/01/50 1,320
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 684
California Municipal Finance Authority Revenue Bonds 3,325 4.000 07/15/29 3,237
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 359
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 235
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,513
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,064
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,025
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,011
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 26
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,777
California Municipal Finance Authority Revenue Bonds 100 5.000 02/01/47 103
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 101
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,616
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,811
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 54
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,712
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 773
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 84
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 51
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 228

See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 58
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 84
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 41
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 243
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 251
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 577
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 995
California Pollution Control Financing Authority Revenue Bonds (Þ) 420 6.750 12/01/28 308
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/36 262
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/37 261
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/38 260
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 561
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 1,692
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,460 5.000 11/21/45 2,473
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 635
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 968
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 429
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,002
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 50
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 495
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 943
California School Finance Authority Revenue Bonds (Þ) 500 5.000 07/01/50 459
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 201
California School Finance Authority Revenue Bonds (Þ) 1,600 4.000 06/01/51 1,211
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 996
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 214
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 240
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 171
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 737
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 242
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 550
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 144
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 58
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 88
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 261
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 248
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 195
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 386
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 510
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 244
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 200 0.170 05/15/24 200
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 438
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 205
California Statewide Communities Development Authority Revenue Bonds 175 5.000 08/01/37 182
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 192
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 398
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 152
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 500

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,486
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,262
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 277
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 227
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 92
California Statewide Communities Development Authority Revenue Bonds 1,670 5.500 12/01/54 1,665
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 895
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 994
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 124
California Statewide Communities Development Authority Special Assessment 115 5.000 09/02/44 117
California Statewide Communities Development Authority Special Assessment 125 5.000 09/02/48 128
California Statewide Communities Development Authority Special Assessment 95 5.000 09/02/49 94
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 411
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 56
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 554
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,129
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 149
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 503
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,791
California Statewide Financing Authority Revenue Bonds 500 5.000 08/01/38 517
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,452
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 510
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 82
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 253
City of Calimesa Communities Facilities Special Tax 820 4.000 09/01/50 711
City of Dublin Special Tax 75 4.000 09/01/51 64
City of Irvine Special Tax (µ) 100 5.000 09/01/51 106
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 228
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,198
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 49
City of Los Angeles Department of Airports Revenue Bonds 260 5.250 05/15/48 282
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,607
City of Oroville Revenue Bonds 100 5.250 04/01/34 92
City of Oroville Revenue Bonds 185 5.250 04/01/39 166
City of Palm Desert Special Tax 100 3.000 09/01/31 93
City of Palm Desert Special Tax 100 4.000 09/01/51 87
City of Roseville Special Tax 100 5.000 09/01/33 106
City of Roseville Special Tax 25 4.000 09/01/35 25
City of Roseville Special Tax 25 4.000 09/01/40 23
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,365
City of Sacramento Special Tax 75 4.000 09/01/46 64
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 189
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 231
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,034

See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of El Dorado Special Tax 75 5.000 09/01/44 77
County of El Dorado Special Tax 80 5.000 09/01/49 82
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 225 5.000 09/01/52 226
County of San Diego Special Tax 40 3.000 09/01/50 28
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 414
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 928
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 515
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 661
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 69
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 104
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 346
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 153
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,899
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,161
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,301
Golden State Tobacco Securitization Corp. Revenue Bonds 1,450 3.850 06/01/50 1,327
Golden State Tobacco Securitization Corp. Revenue Bonds 3,025 5.000 06/01/51 3,167
Golden State Tobacco Securitization Corp. Revenue Bonds 60,290
Zero
coupon 06/01/66 6,659
Golden Valley Unified School District Financing Authority Revenue Bonds 25 4.000 09/01/46 22
Golden Valley Unified School District Financing Authority Revenue Bonds 45 4.000 09/01/56 38
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/45 3,012
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 877
Inland Empire Tobacco Securitization Authority Revenue Bonds 90 3.678 06/01/38 84
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 181
Irvine Unified School District Special Tax Bonds 570 5.000 03/01/57 576
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,044
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 776
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,165
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 426
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 1,185 1.680 07/01/27 1,176
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 478
River Islands Public Financing Authority Special Tax 50 4.000 09/01/46 42
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 227
River Islands Public Financing Authority Special Tax 100 4.000 09/01/51 80
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 313
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,956
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 150
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 301
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 125
Sacramento Airport System Revenue Bonds 520 5.000 07/01/39 543
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 164
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,835
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,502
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,700
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,266

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 63
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 82
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 80
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 78
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 76
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 290
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 347
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,038
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 191
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 681
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,103
State of California General Obligation Unlimited 230 4.000 04/01/49 227
State of California General Obligation Unlimited 270 5.000 04/01/49 292
Tobacco Securitization Authority of Southern California Revenue Bonds 435 5.000 06/01/48 447
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 95
Transbay Joint Powers Authority Tax Allocation 55 5.000 10/01/45 57
Transbay Joint Powers Authority Tax Allocation 10 2.400 10/01/49 10
Transbay Joint Powers Authority Tax Allocation 60 5.000 10/01/49 61
University of California Revenue Bonds 450 3.000 05/15/51 347
William S Hart Union High School District Special Tax 100 5.000 09/01/47 101
155,420
Colorado - 4.0%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 633
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 425
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 461
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 389
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 437
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 467
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 465
BNC Metropolitan District No. 1 General Obligation Limited 912 7.375 12/15/47 860
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,140
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,553
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 488
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 416
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 400
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 486
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 542
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 335
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,619
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 467
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 496
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 302
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 484
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 887
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 143
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,840

See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 164
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 369
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,300 4.000 05/01/61 1,007
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 96
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 166
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 511
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 767
Colorado Health Facilities Authority Revenue Bonds 275 4.000 10/01/38 273
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 389
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/39 296
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/40 294
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 36
Colorado Health Facilities Authority Revenue Bonds 4,760 5.000 08/01/44 4,914
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 208
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 98
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 126
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,103
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,440
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 98
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 797
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 419
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,613
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 480
Copperleaf Metropolitan District No. 9 General Obligation Limited 500 4.875 12/01/51 391
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 477
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 443
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 493
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 846
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 253
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 387
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 27
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 161
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 109
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 105
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 234
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 244
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 316
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 191
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 187
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 91
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 45
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,507
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 262
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 306
Denver Urban Renewal Authority Tax Allocation (Þ) 565 5.250 12/01/39 570
Dinosaur Ridge Metropolitan District Revenue Bonds 185 5.000 06/01/49 168
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,259

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 458
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 366
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 500
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited 1,000 5.875 12/01/50 960
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 441
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 27
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 238
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 422
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,098
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 772
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 418
Johnstown Plaza Metropolitan District General Obligation Limited 1,659 4.250 12/01/46 1,339
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 420
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 387
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 492
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 666
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 447
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 710
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 485
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 432
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,007
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 20
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 20
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 447
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 458
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 420
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 491
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,225
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 400
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 78
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 200
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 929
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 420
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 453
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 536
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 667
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 984
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 936
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 470
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 105
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 533
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 494
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,335
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 432

See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 497
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 434
Windler Public Improvement Authority Revenue Bonds 600
Zero
coupon 12/01/51 320
Windler Public Improvement Authority Revenue Bonds 750 4.125 12/01/51 456
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 413
70,297
Connecticut - 1.0%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 180
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,002
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 110
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 108
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,077
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 451
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 433
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 736
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,082
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 976
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 594
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 90
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 944
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 201
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 900 5.000 01/01/55 769
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 251
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 133
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 595 7.000 02/01/45 596
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 412
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 210
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 420
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 162
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 134
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,672
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,658
Town of Hamden Revenue Bonds 750 7.000 01/01/53 764
17,165
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 201
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 43
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 102
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 55
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 38
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 53
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 323
Town of Bridgeville Special Tax 330 4.000 07/01/35 322
1,137
District of Columbia - 1.0%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,476
District of Columbia Revenue Bonds 750 5.000 07/01/37 697
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,010
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 915

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 922
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/44 1,042
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,453
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 7,141
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 949
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 92
16,697
Florida - 10.0%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 114
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,104
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 127
Arbors Community Development District Special Assessment 200 5.625 05/01/53 202
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 129
Artisan Lakes East Community Development District Special Assessment 160 2.300 05/01/26 150
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 214
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 698
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 351
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,052
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 37
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 19
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 156
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 20
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 101
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 95
Avenir Community Development District Special Assessment 150 5.375 05/01/43 145
Avenir Community Development District Special Assessment 500 5.625 05/01/54 482
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 93
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 88
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,056
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 1,250 3.200 05/01/41 939
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 482
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 1,245 4.000 05/01/52 966
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/53 466
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 145
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 139
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 93
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 476
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 490
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 87
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 174
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 92
Berry Bay Community Development District Special Assessment 205 2.625 05/01/26 194
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 151

See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 101
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 90
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,492
Bonterra Community Development District Special Assessment 605 5.000 05/01/47 571
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 24
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 196
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 244
Bridgewalk Community Development District Special Assessment 365 4.000 06/15/52 282
Bridgewater North Community Development District Special Assessment 125 4.000 05/01/52 97
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 186
Brookstone Community Development District Special Assessment (Þ) 25 3.875 11/01/23 25
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 248
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 99
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 98
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 101
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 87
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 118
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,809
Capital Trust Agency, Inc. Revenue Bonds 25 5.000 08/01/40 25
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 294
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 284
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,139
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 74
Capital Trust Agency, Inc. Revenue Bonds 50 5.000 08/01/55 50
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 71
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 114
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 3,716
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 217
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 95
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 99
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 551
Celebration Community Development District Special Assessment 590 3.125 05/01/41 436
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 805
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 510
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,455
CFM Community Development District Special Assessment 590 4.000 05/01/51 459
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 35
Chapel Creek Community Development District Special Assessment (Þ) 70 4.000 05/01/52 54
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 77
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 230 5.500 10/01/36 233
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 338
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,750 4.000 10/01/51 2,114
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 934
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,007
City of Palmetto Revenue Bonds 75 5.250 06/01/52 75
City of Palmetto Revenue Bonds 150 5.375 06/01/57 151

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Palmetto Revenue Bonds 125 5.625 06/01/62 128
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 119
City of Tampa Revenue Bonds 960 5.000 04/01/45 979
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,407
Coddington Community Development District Special Assessment 100 5.750 05/01/52 101
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,309
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 866
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 270
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 253
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 91
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 200
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 31
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,011
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,501
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 146
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 49
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 94
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 49
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 342
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 131
County of Broward Port Facilities Revenue Bonds 1,950 4.000 09/01/44 1,867
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,144
County of Lake Revenue Bonds 500 5.750 08/15/50 428
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,269
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,252
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,364
Creekview Community Development District Special Assessment 300 4.750 05/01/53 263
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 180
Crossings Community Development District Special Assessment 175 5.125 05/01/52 164
Cypress Park Estates Community Development District Special Assessment 100 5.000 05/01/42 95
Cypress Park Estates Community Development District Special Assessment 100 5.125 05/01/52 94
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 99
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 143
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 192
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 200
Deerbrook Community Development District Revenue Bonds 100 5.500 05/01/53 98
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 342
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 76
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 122
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 58
Eagle Hammock Community Development District Special Assessment 255 5.375 05/01/52 249
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 44
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 179
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 621
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 1,000

See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 42
Eden Hills Community Development District Special Assessment 100 4.125 05/01/52 80
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 59
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 126
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 117
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 363
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 621
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 137
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 778
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,121
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 77
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 518
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 185
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,777
Esplanade Lake Club Community Development District Special Assessment 165 4.125 11/01/50 134
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 77
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 443
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 55
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 96
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 198
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 92
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 857
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 76
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 115 6.250 01/01/49 114
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 827
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,266
Florida Development Finance Corp. Revenue Bonds (Þ) 3,045 7.375 01/01/49 2,885
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/50 86
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 105
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 95
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 06/01/51 99
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 421
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,281
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,123
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 355
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 238
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 324
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 63
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 138
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 182
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 141
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 276
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 162
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,500 7.250 07/01/57 2,532

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 215
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 92
Florida Higher Educational Facilities Financial Authority Revenue Bonds 50 5.000 03/01/44 44
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,197
Florida Higher Educational Facilities Financial Authority Revenue Bonds 315 5.000 03/01/49 272
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 45
Forest Lake Community Development District Special Assessment (Þ) 700 5.375 05/01/42 701
Forest Lake Community Development District Special Assessment (Þ) 620 5.500 05/01/52 616
Gracewater Sarasota Community Development District Special Assessment 100 4.000 05/01/52 77
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 64
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 61
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 78
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 174
Grove Resort Community Development District Special Assessment 50 4.000 05/01/52 39
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 89
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 46
Hammock Reserve Community Development District Special Assessment 165 5.000 05/01/52 152
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 89
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 90
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 81
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,162
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 187
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 86
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 150
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 78
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 129
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 149
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 278
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 82
Highlands Community Development District Special Assessment 200 4.250 05/01/36 197
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 419
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 20
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 51
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 179
Hillsborough County Industrial Development Authority Revenue Bonds 3,090 4.000 08/01/50 2,833
Hillsborough County Industrial Development Authority Revenue Bonds 1,910 4.000 08/01/55 1,712
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 148
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 173
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 74
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 243
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 128
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 75
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 76
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 49

See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Deer Community Development District Special Assessment 275 5.625 05/01/53 261
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 84
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 489
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 662
Lakeshore Ranch Community Development District Special Assessment 50 3.125 05/01/24 49
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 101
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 100
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.500 05/01/33 88
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 915
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 82
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 345 5.125 05/01/46 333
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 97
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 227
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 240
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 77
Lakewood Ranch Stewardship District Special Assessment (Þ) 145 3.875 05/01/51 110
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 620
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 95
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 90
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 32
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 99
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 91
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 44
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,261
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 85
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 271
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 157
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 101
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 156
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 39
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 89
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 85
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 182
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 201
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 242
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 114
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 523
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 114
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 113
Meadow Pointe IV Community Development District Special Assessment 655 4.100 05/01/30 652
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 73
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 77
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 94
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,523

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,762
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 909
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 400
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,130
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 120
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 174
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,005
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 175 3.250 05/01/32 155
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 97
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 97
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 277
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 504
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 183
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 77
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 117
North Powerline Road Community Development District Special Assessment (Þ) 200 5.625 05/01/52 194
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 189
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 202
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 854
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 135
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 101
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 202
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 100
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,248
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 86
Palermo Community Development District Special Assessment 100 5.000 06/15/43 97
Palermo Community Development District Special Assessment 125 5.250 06/15/53 122
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 579
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 148
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 202
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 214
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 536
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 1,855
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 350
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 180
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 119
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 238
Parkland Preserve Community Development District Special Assessment 20 5.500 11/01/32 20
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 492
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 332
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 130
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 171
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 120
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 143
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 195

See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Peace Creek Community Development Special Assessment 100 5.125 06/15/43 100
Peace Creek Community Development Special Assessment 180 5.375 06/15/53 180
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 100
Portico Community Development District Special Assessment 25 3.625 05/01/40 20
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 542
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 89
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 536
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 856
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 763
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,511
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 76
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 49
River Glen Community Development District Special Assessment 600 4.000 05/01/51 467
Rivington Community Development District Special Assessment 300 4.000 05/01/52 232
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 735
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 101
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 199
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 154
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 775
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 97
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 762
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 123
Sandmine Road Community Development District Special Assessment (Þ) 15 2.625 05/01/25 14
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 23
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 50
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 102
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 374
Sarasota National Community Development District Special Assessment 100 4.125 05/01/31 96
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 242
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 175
Sawyers Landing Community Development District Special Assessment 175 4.125 05/01/41 147
Sawyers Landing Community Development District Special Assessment 160 4.250 05/01/53 126
Scenic Terrace South Community Development District Special Assessment 125 4.500 05/01/42 112
Scenic Terrace South Community Development District Special Assessment 230 4.625 05/01/53 198
Seminole County Industrial Development Authority Revenue Bonds (Þ) 135 4.000 06/15/51 102
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 73
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 101
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 100
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 172
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 75
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 193
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 135
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 420

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 100
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 273
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 17
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 574
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 58
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 41
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 58
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 913
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,320
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 199
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 93
Southern Groves Community Development District No. 5 Special Assessment 115 3.125 05/01/41 84
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 500
Southern Groves Community Development District No. 5 Special Assessment 690 4.000 05/01/48 548
Southshore Bay Community Development District Special Assessment (Þ) 600 3.000 05/01/33 505
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 981
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 424
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 18
St. Johns County Industrial Development Authority Revenue Bonds 50 4.000 12/15/50 35
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 296
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 770
Stellar North Community Development District Special Assessment 890 3.200 05/01/41 657
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 104
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 188
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 134
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 879
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 100
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 49
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 73
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 496
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 20 4.000 05/01/51 16
Summer Woods Community Development District Special Assessment 75 4.000 05/01/52 58
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 190
Talis Park Community Development District Special Assessment 120 4.000 05/01/33 113
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 39
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 95
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 377
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 388
Terreno Community Development District Special Assessment 100 5.250 05/01/53 96
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 937
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 189
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 969
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 81
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 191
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 102

See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 218
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 244
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 95
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 90
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 751
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 72
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 77
Triple Creek Community Development District Special Assessment 30 5.250 11/01/27 30
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 82
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 259
TSR Community Development District Special Assessment 200 5.000 11/01/39 197
TSR Community Development District Special Assessment 200 4.750 11/01/47 180
TSR Community Development District Special Assessment 485 5.125 11/01/49 459
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 270
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 77
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 99
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 95
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 126
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 189
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 158
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 143
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 152
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 304
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 500
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 124
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 444
V-Dana Community Development District Special Assessment 100 5.250 05/01/43 100
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 79
V-Dana Community Development District Special Assessment 200 5.500 05/01/54 199
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 495
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 476
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 232
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 52
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 298
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 43
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 192
Verano No. 1 Community Development District Special Assessment 95 4.750 11/01/25 96
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 100
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 252
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 96
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 238
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 47
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 490
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 75
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 76
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 77

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 39
Viera Stewardship District Special Assessment 125 3.125 05/01/41 92
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 201
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 415
Village Community Development District No. 13 Special Assessment 325 3.250 05/01/52 221
Village Community Development District No. 14 Special Assessment 1,000 5.500 05/01/53 975
Villages of Glen Creek Community Development District Special Assessment 75 4.000 05/01/52 58
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 95
Villamar Community Development District Special Assessment 905 4.625 05/01/39 851
Villamar Community Development District Special Assessment 625 4.000 11/01/51 485
Villamar Community Development District Special Assessment 500 4.125 05/01/52 395
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 90
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 244
Waterford Community Development District Special Assessment 50 5.375 05/01/43 49
Waterford Community Development District Special Assessment 75 5.600 05/01/53 74
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 146
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 151
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 251
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 150
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 145
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 124
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 125
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 62
West Port Community Development District Special Assessment 90 3.400 05/01/41 69
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,323
West Port Community Development District Special Assessment 50 5.250 05/01/52 47
West Villages Improvement District Revenue Bonds 100 5.375 05/01/43 100
West Villages Improvement District Revenue Bonds 200 5.625 05/01/53 201
West Villages Improvement District Special Assessment 135 4.750 05/01/39 129
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,514
West Villages Improvement District Special Assessment 50 5.375 05/01/42 50
West Villages Improvement District Special Assessment 210 5.000 05/01/50 196
West Villages Improvement District Special Assessment 150 5.500 05/01/53 149
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 90
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 90
Westside Community Development District Special Assessment 815 4.000 05/01/50 640
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 77
Westview North Community Development District Special Assessment 100 6.000 06/15/52 101
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 100
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 111
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 210
Willows Community Development District Special Assessment 100 5.750 05/01/52 101
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 729
Wind Meadows South Community Development District Special Assessment (Þ) 125 5.625 05/01/53 125
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 95
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 93
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 81
Windward Community Development District Special Assessment 80 4.400 11/01/35 75

See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 38
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 39
175,828
Georgia - 2.0%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,665 3.875 07/01/51 1,451
Bartow County Development Authority Revenue Bonds (~)(Ê) 10,000 1.500 11/01/62 10,000
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 812
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 101
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,450
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 52
Fulton County Development Authority Revenue Bonds 4,750 4.000 04/01/50 4,385
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 72
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 53
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 5.000 01/01/36 55
George L Smith II Congress Center Authority Revenue Bonds 3,720 4.000 01/01/54 3,000
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,320 5.000 01/01/54 1,852
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 938
Lawson Dunes Community Development District Special Assessment 50 5.000 05/01/42 48
Lawson Dunes Community Development District Special Assessment 100 5.125 05/01/52 94
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 351
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,511
Municipal Electric Authority of Georgia Revenue Bonds 3,220 4.000 01/01/49 2,750
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,445
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,020
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,046
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,017
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 208
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 173
35,884
Guam - 0.9%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 90
American Samoa Economic Development Authority Revenue Bonds (Þ) 125 5.000 09/01/38 124
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 102
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 81
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 101
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 100
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 96
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 100
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,746
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,274
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 753
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 549
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,134
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,124
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,626
Guam Government Waterworks Authority Revenue Bonds 1,380 5.000 01/01/50 1,396
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 210
Territory of Guam Revenue Bonds 500 5.000 12/01/31 519

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 500 5.000 11/01/35 527
15,652
Hawaii - 0.3%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,222
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,043
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,970 5.000 01/01/30 1,905
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 527
4,697
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 814
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 403
1,217
Illinois - 9.1%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,068
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,368
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 231
Chicago Board of Education General Obligation Unlimited (µ) 250 3.634 12/01/27 210
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 541
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 81
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,076
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 267
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 225
Chicago Board of Education General Obligation Unlimited (µ) 1,025
Zero
coupon 12/01/30 759
Chicago Board of Education General Obligation Unlimited (µ) 765 4.044 12/01/31 540
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,673
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/31 349
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/32 376
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 323
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,072
Chicago Board of Education General Obligation Unlimited 490 5.000 12/01/34 504
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 743
Chicago Board of Education General Obligation Unlimited 500 5.000 12/01/36 507
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,861
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,020
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 1,045 4.000 12/01/40 957
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,728
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,176
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 516
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 704
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,450
Chicago Board of Education General Obligation Unlimited 1,775 5.000 12/01/46 1,750
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,534
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,626
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 535
Chicago Board of Education Revenue Bonds 540 5.000 04/01/42 547
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 101
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,620

See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,547
Chicago Board of Education Revenue Bonds 4,330 5.000 12/01/47 4,300
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,004
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 200
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 989
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 505
Chicago O'Hare International Airport Revenue Bonds 1,165 5.250 01/01/53 1,222
Chicago O'Hare International Airport Revenue Bonds (µ) 600 5.500 01/01/53 649
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 108
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,583
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 78
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 199
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 46
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,515
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 256
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 215
City of Chicago General Obligation Unlimited 1,625 5.000 01/01/28 1,720
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 511
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 385
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 421
City of Chicago General Obligation Unlimited 225 5.000 01/01/31 239
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 256
City of Chicago General Obligation Unlimited 940 5.000 01/01/32 1,009
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 930
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,003
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,023
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,317
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,503
City of Chicago General Obligation Unlimited 200 5.500 01/01/43 211
City of Chicago General Obligation Unlimited 6,025 5.500 01/01/49 6,274
City of Chicago Waterworks Revenue Bonds 230 5.000 11/01/29 242
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,003
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 439
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,181
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,032
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,755
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 641
Illinois Finance Authority Revenue Bonds 50 4.000 10/01/40 44
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 679
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,548
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/01/46 856
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 996
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 101
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 97
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 88
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 250
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,489

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,543
Illinois Finance Authority Revenue Bonds (~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,917
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 40
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 193
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 95
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 254
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 189
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 495
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 815
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 39
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 188
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 437
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 554
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 509
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 942
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 587
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 270
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 242
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 214
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 294
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220 1.798 06/15/28 1,018
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 236
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,385 2.198 12/15/32 958
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,077
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 630
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 468
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 1,987
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 200
Zero
coupon 06/15/44 75
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 217
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,010
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,331
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,147
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 313
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,206
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 724
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,679
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,025
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,685
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,345
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 406
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 760
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,200
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,014
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,099

See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 272
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,958
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,285
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,077
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 527
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,006
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 109
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,694
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 962
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,388
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 817
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,921
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 249
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 258
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 249
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,369
State of Illinois General Obligation Unlimited 300 4.250 10/01/45 290
State of Illinois General Obligation Unlimited 500 5.000 03/01/46 525
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 85
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 288
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 179
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 914
160,254
Indiana - 0.5%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 756
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 960
Indiana Finance Authority Revenue Bonds 290 3.000 11/01/30 263
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,194
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 88
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,014
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 86
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 46
Indiana Municipal Power Agency Revenue Bonds 435 5.000 01/01/42 450
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,569
Town of Upland Revenue Bonds 200 2.500 09/01/50 127
8,553
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,683
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,682
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 200
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 72
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,529
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/50 2,857
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 104
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 5,000 4.000 06/01/49 4,587
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,285
Zero
coupon 06/01/65 266
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 534

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,355
14,869
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 54
City of Manhattan Revenue Bonds 150 4.000 06/01/52 103
City of Prairie Village Tax Allocation 35 2.875 04/01/30 31
City of Prairie Village Tax Allocation 60 3.125 04/01/36 48
City of Topeka Revenue Bonds 180 6.500 12/01/52 175
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 73
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 72
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 139
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 47
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,000
Zero
coupon 09/01/34 1,896
Wyandotte County City Unified Government Revenue Bonds 390 4.500 06/01/40 358
2,996
Kentucky - 1.0%
City of Henderson Revenue Bonds (Þ) 3,000 3.700 01/01/32 2,856
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 328
City of Henderson Revenue Bonds (Þ) 850 4.700 01/01/52 784
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 352
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 260
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Bond Development Corp. Revenue Bonds 50 4.000 06/01/46 45
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 145
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,509
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 99
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 92
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,753
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 477
18,100
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 145
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 325
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,056
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 820 0.180 08/01/35 820
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 6,950 0.180 12/01/40 6,950
Lake Charles Harbor & Terminal District Revenue Bonds (~)(ae)(Ê) 1,200 1.000 12/01/51 1,131
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 90
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 78
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 738
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 174
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 212
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 620
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 461
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 306
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 285
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 201
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 100

See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 95
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 97
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 170
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 279
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 141
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 147
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 497
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,007
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 108
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,025
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 987
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 993
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,038
21,511
Maine - 0.3%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,105
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,339
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 541
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,005
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 514
Maine Health & Higher Educational Facilities Authority Revenue Bonds 265 4.000 07/01/50 249
5,753
Maryland - 1.6%
Baltimore Convention Center Hotel Revenue Bonds 460 5.000 09/01/42 442
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 132
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 739
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 81
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 78
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/38 151
City of Baltimore Revenue Bonds 55 5.000 09/01/39 54
City of Baltimore Revenue Bonds 365 5.000 09/01/46 343
City of Baltimore Revenue Bonds 130 5.000 06/01/51 124
City of Brunswick Special Tax 100 5.000 07/01/36 101
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 167
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 281
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,535
County of Frederick Special Tax (Þ) 235 4.000 07/01/50 205
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 113
Maryland Economic Development Corp. Revenue Bonds 1,400 3.997 04/01/34 1,138
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,009
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 69
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,543
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 12/31/47 1,051
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 204
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 88
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 75

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,070
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,530
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 150
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 116
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 544
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 310
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 45
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,600 0.230 04/01/35 1,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 604
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,256
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,011
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,280
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 93
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 293
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 232
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 165
28,147
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,525
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 277
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,425
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,596
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,002
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 965
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 102
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 887
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,099
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,026
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 152
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 918
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 225
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 273
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 340
Massachusetts Educational Financing Authority Revenue Bonds 1,000 3.000 07/01/51 690
13,502
Michigan - 2.0%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,072
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 65
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 43
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,046
City of Detroit General Obligation Unlimited 200 5.500 04/01/31 217
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 108
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 108
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 40
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,035

See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 569
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 596
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 105
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 105
City of Detroit General Obligation Unlimited 160 4.000 04/01/40 142
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 104
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 586
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 758
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 964
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 179
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 2,250 5.000 07/01/48 2,238
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 805
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 188
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 88
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 78
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 76
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 19
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 997
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 665
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 309
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,012
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,630
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 406
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 78
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 80
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 614
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 23
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,590
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 81
Michigan Finance Authority Revenue Bonds 110 5.000 06/01/49 112
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 22
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 294
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 73
Michigan Finance Authority Revenue Bonds 14,825 4.785 06/01/65 1,487
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 938
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 118
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 915
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 88
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 409
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,003
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 298
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,210
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 494
Michigan Tobacco Settlement Finance Authority Revenue Bonds 33,655
Zero
coupon 06/01/58 1,383
Star International Academy Revenue Bonds 450 5.000 03/01/30 466
Star International Academy Revenue Bonds 500 5.000 03/01/33 519

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tipton Academy Revenue Bonds 325 4.000 06/01/51 225
Universal Academy Revenue Bonds 500 4.000 12/01/31 475
Universal Academy Revenue Bonds 65 4.000 12/01/40 57
35,513
Minnesota - 0.6%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 488
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,932
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,412
City of St Cloud Revenue Bonds 330 5.000 05/01/48 340
City of St Cloud Revenue Bonds 125 4.000 05/01/49 117
City of Woodbury Revenue Bonds 25 4.000 12/01/40 23
City of Woodbury Revenue Bonds 25 4.000 12/01/50 21
Duluth Economic Development Authority Revenue Bonds 425 4.000 06/15/35 413
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 382
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 83
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 194
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,558
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 110
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,477
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 34
Duluth Independent School District No. 709 Certificate of Participation 40 4.000 03/01/26 40
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 44
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 72
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 680
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 201
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 89
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 90
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 141
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 232
11,173
Mississippi - 0.8%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,310 4.000 10/15/30 1,102
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,400 0.180 12/01/30 3,400
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,390 0.180 12/01/30 2,390
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 0.250 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,330 0.180 11/01/35 3,330
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 885
Mississippi Business Finance Corp. Revenue Bonds (~)(ae)(Ê) 250 7.750 07/15/47 252
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 106
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 106
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 106
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 964
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 835
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 867
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 170
14,613
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 120 5.500 06/01/29 113
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 77

See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,389
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 119
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 198
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,152
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 74
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 250
Joplin Industrial Development Authority Revenue Bonds 50 3.500 11/01/40 43
Joplin Industrial Development Authority Revenue Bonds 75 4.250 11/01/50 61
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/49 2,852
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,185
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 235
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,573
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 795
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 161
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 134
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 436
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 21
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 619
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 461
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 393
University City Industrial Development Authority Revenue Bonds 225 4.875 06/15/36 225
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 499
14,065
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 783
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,520
2,303
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,047
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 36
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 64
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 46
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 36
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 24
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 79
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 54
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 38
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 163
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 254
Las Vegas Special Improvement District No. 607 Special Assessment 70 5.000 06/01/24 71
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 14
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 23
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 65
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 47
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,088
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,044
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 165

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 171
4,553
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 89
New Hampshire Business Finance Authority Revenue Bonds 250 4.000 01/01/41 206
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 134
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 235
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 759
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 350 5.000 08/01/32 375
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 370 5.000 08/01/33 396
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 416
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 440
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 453
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 500
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 477
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 502
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 522
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/40 499
6,003
New Jersey - 4.2%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 500
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 449
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 267
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 47
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 507
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 716
New Jersey Economic Development Authority Revenue Bonds 480 5.125 09/15/23 480
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,491
New Jersey Economic Development Authority Revenue Bonds 2,750 5.250 09/15/29 2,767
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 510
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 540
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 519
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 205
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 663
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,278
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,222
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,007
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 10/01/47 968
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,135
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 151
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 900
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 354
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 299
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,239
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 478
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 560
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,856

See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 306
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 399
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 559
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 344
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 491
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 65
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 399
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,950 5.130 12/15/35 1,810
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 335
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,450 4.342 12/15/36 1,960
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,133
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 493
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,587
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,351
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 683
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 326
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,380
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,682
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 158
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 60
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,425 4.000 06/15/50 1,345
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,742
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 102
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,477
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,389
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,615
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 322
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 951
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,015
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,015
Tobacco Settlement Financing Corp. Revenue Bonds 5,745 5.000 06/01/46 5,714
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 720
74,629
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque Revenue Bonds 50 4.000 09/01/33 52
Village of Los Ranchos de Albuquerque Revenue Bonds 75 4.000 09/01/40 73
125
New York - 8.2%
Brooklyn Arena Local Development Corp. Revenue Bonds 250 5.000 07/15/25 255
Brooklyn Arena Local Development Corp. Revenue Bonds 125 5.000 07/15/28 129
Brooklyn Arena Local Development Corp. Revenue Bonds 500 5.000 07/15/42 498
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 23
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 321
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 154
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 82
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 167
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 379
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 500

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 75
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 300
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 769
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 126
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 95
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 55
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 257
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 148
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 164
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 44
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 93
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 383
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 145
Build NYC Resource Corp. Revenue Bonds 100 4.750 06/15/58 96
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 507
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,065
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 276
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 1,975
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 227
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,922
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 26
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 36
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 36
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 31
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 20
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 489
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 633
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 532
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 959
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 155
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 99
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/28 157
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 63
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 324
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 467
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 690 5.000 11/15/38 688
Metropolitan Transportation Authority Revenue Bonds 115 5.000 11/15/39 116
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 17
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 362
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,523
Metropolitan Transportation Authority Revenue Bonds 240 5.000 11/15/43 240
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,438
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 510
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,563
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 186
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 96

See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 2,480 0.190 11/15/50 2,480
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,960
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 859
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 2,970 4.250 11/15/50 2,970
Metropolitan Transportation Authority Revenue Bonds 190 5.000 11/15/50 196
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,182
Metropolitan Transportation Authority Revenue Bonds 1,740 5.250 11/15/56 1,755
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 691
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 587
New York City Industrial Development Revenue Bonds (µ) 1,325 3.000 01/01/46 1,034
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,021
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 91
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 1,140 3.770 06/15/50 1,140
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 14,900 1.450 08/01/45 14,900
New York City Water & Sewer System Revenue Bonds 2,000 4.000 06/15/40 2,011
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 508
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,300 5.375 11/15/40 1,300
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 749
New York Liberty Development Corp. Revenue Bonds (Þ) 13,365 5.000 11/15/44 12,937
New York Liberty Development Corp. Revenue Bonds (Þ) 1,675 7.250 11/15/44 1,695
New York Liberty Development Corp. Revenue Bonds 100 2.625 09/15/69 91
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,940
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 920
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 397
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,113
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/47 981
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 378
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 353
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 494
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 884
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,848
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 979
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 477
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,420
New York State Thruway Authority Revenue Bonds 3,000 5.000 12/01/34 3,275
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,060
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 394
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,741
New York Transportation Development Corp. Revenue Bonds 140 2.250 08/01/26 131
New York Transportation Development Corp. Revenue Bonds 1,370 5.000 08/01/26 1,371
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 73
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,047
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,895
New York Transportation Development Corp. Revenue Bonds 75 5.000 01/01/31 79
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 463
New York Transportation Development Corp. Revenue Bonds 1,530 5.250 08/01/31 1,578

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 105
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,313
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,166
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 1,996
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 783
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/38 1,595
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 12/01/39 1,712
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 897
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,662
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,881
New York Transportation Development Corp. Revenue Bonds 55 4.000 12/01/42 50
New York Transportation Development Corp. Revenue Bonds 5,125 4.375 10/01/45 4,868
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 937
New York Transportation Development Corp. Revenue Bonds 2,275 5.250 01/01/50 2,278
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 36
Oneida County Local Development Corp. Revenue Bonds (µ) 50 4.000 12/01/34 51
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 30
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 40
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 59
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 29
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 178
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 109
Port Authority of New York & New Jersey Revenue Bonds 430 4.000 07/15/46 406
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/51 937
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 222
Port Authority of New York & New Jersey Revenue Bonds 100 5.000 07/15/56 104
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,790
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,820
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 120
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 86
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 23
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 47
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 27
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 67
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 27
144,535
North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(Ê) 100 0.930 01/15/38 100
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 326
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 458
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 842
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,814
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,679
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 91
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 936
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,275

See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 252
North Carolina Medical Care Commission Revenue Bonds 350 4.000 03/01/51 238
North Carolina Medical Care Commission Revenue Bonds 2,210 4.000 09/01/51 1,728
North Carolina Medical Care Commission Revenue Bonds 1,000 4.000 01/01/52 726
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,086
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,010
13,582
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/46 422
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 148
County of Burleigh Revenue Bonds 395 5.200 04/15/46 358
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 904
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,053
3,885
Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,049
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 458
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 172
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 220
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,529
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 27,490 5.000 06/01/55 25,623
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 17,250 6.259 06/01/57 2,104
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 93
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 129
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 959
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,602
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 84
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 86
Columbus-Franklin County Finance Authority Revenue Bonds 1,450 4.000 11/15/38 1,450
County of Darke Revenue Bonds 50 4.000 09/01/40 44
County of Darke Revenue Bonds 50 4.000 09/01/45 43
County of Darke Revenue Bonds 75 5.000 09/01/49 70
County of Franklin Revenue Bonds 500 4.000 12/01/44 478
County of Franklin Revenue Bonds 520 5.250 11/15/55 438
County of Lucas Hospital Revenue Bonds 3,790 5.250 11/15/48 3,372
County of Lucas Revenue Bonds 35 4.000 11/15/45 27
Cuyahoga County Hospital Revenue Bonds 200 5.000 05/15/32 192
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,021
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 213
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,158
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 374
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,268
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,039
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 345
Franklin County Convention Facilities Authority Revenue Bonds 850 5.000 12/01/51 792
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,107
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 97

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 215
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 255
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,188
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,299
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,849
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 971
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 208
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,467
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 265
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 284
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,402
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 96
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 173
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 236
Southern Ohio Port Authority Revenue Bonds (Þ) 1,575 7.000 12/01/42 1,172
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 105
State of Ohio Revenue Bonds 350 3.000 01/15/45 267
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,780
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 249
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 900
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 82
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 839
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 38
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 111
73,152
Oklahoma - 0.4%
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 185
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 475
Oklahoma Development Finance Authority Revenue Bonds 2,175 5.500 08/15/52 2,043
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 525 5.500 08/15/57 484
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,566
Tulsa Airports Improvement Trust Revenue Bonds 500 5.500 12/01/35 500
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 132
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 740 4.000 12/01/43 579
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,017
6,984
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 754
Clackamas County Hospital Facility Authority Revenue Bonds 500 5.125 11/15/40 460
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 22
County of Yamhill Revenue Bonds 350 4.000 12/01/41 334
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,468
Medford Hospital Facilities Authority Revenue Bonds 100 5.000 08/15/45 105
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 198
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 938
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,546

See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 32
Oregon State Facilities Authority Revenue Bonds 470 5.000 10/01/46 475
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 898
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 257
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 739
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 93
9,319
Pennsylvania - 5.4%
Allegheny County Airport Authority Revenue Bonds (µ) 2,700 4.000 01/01/46 2,566
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,732
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 251
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 229
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,080 3.000 06/15/31 913
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 82
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 75
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 72
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 715 5.000 05/01/28 731
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 508
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 750 5.000 05/01/32 803
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,017
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 3,700 5.000 05/01/42 3,612
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,000 5.000 05/01/42 1,006
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 625 5.250 05/01/42 615
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 475 6.000 05/01/42 484
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 31
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 68
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 46
Berks County Industrial Development Authority Revenue Bonds 325 3.750 11/01/42 162
Berks County Industrial Development Authority Revenue Bonds 725 4.000 11/01/47 364
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 425
Berks County Municipal Authority Revenue Bonds 1,090 5.000 11/01/40 673
Berks County Municipal Authority Revenue Bonds 325 5.000 11/01/44 200
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,081
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 97
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 537
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,927
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 783
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 611
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,735
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,948
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,256
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 245
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 314
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,707
City of Philadelphia General Obligation Unlimited (~)(Ê) 8,000 0.250 08/01/31 8,000

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,284
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,500
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 847
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 909
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,710
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 281
Doylestown Hospital Authority Revenue Bonds 400 5.000 07/01/25 389
Doylestown Hospital Authority Revenue Bonds 425 5.000 07/01/26 410
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/27 96
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/28 95
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/41 42
Doylestown Hospital Authority Revenue Bonds 50 4.000 07/01/45 35
Doylestown Hospital Authority Revenue Bonds 200 5.000 07/01/46 162
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 601
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 83
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 80
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 404
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 116
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 88
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 72
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,826
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 523
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,009
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 913
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 594
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,219
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,013
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 515
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,375
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 102
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 98
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 816
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,450
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,521
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 127
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,761
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,658
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 55
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 74
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 884
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,256
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,702
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 120
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,205
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 129
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 522
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 754

See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 368
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 288
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 954
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 2,500 5.250 09/01/50 2,524
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,061
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,287
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,304
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 903
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 697
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 135
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/50 98
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 133
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/32 520
Scranton Redevelopment Authority Revenue Bonds 85 5.000 11/15/28 84
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,043
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 202
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 353
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 265
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 314
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 299
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 400
Westmoreland County Industrial Development Authority Revenue Bonds 80 4.000 07/01/37 75
95,878
Puerto Rico - 6.1%
Commonwealth of Puerto Rico General Obligation Unlimited 206 5.250 07/01/23 207
Commonwealth of Puerto Rico General Obligation Unlimited 123
Zero
coupon 07/01/24 117
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,344
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,747
Commonwealth of Puerto Rico General Obligation Unlimited 1,486 5.750 07/01/31 1,591
Commonwealth of Puerto Rico General Obligation Unlimited 5,648
Zero
coupon 07/01/33 3,296
Commonwealth of Puerto Rico General Obligation Unlimited 2,559 4.000 07/01/33 2,342
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,517
Commonwealth of Puerto Rico General Obligation Unlimited 743 4.000 07/01/37 649
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,223
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,238 1.000 11/01/43 1,052
Commonwealth of Puerto Rico General Obligation Unlimited 3,162 4.000 07/01/46 2,563
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,808 1.000 11/01/51 785
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 4,911 7.500 08/20/40 4,076
HTA CL 6 Trust Special Assessment 1,278 5.250 07/01/38 1,274
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 900 2.750 07/01/23 895
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 574
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,825 5.000 07/01/33 1,827
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,025 5.000 07/01/35 2,019
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 350 5.000 07/01/37 345
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,080 4.000 07/01/42 3,455
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 13,025 5.000 07/01/47 12,529
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 543

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 1,184
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,125 5.000 07/01/28 2,195
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,930 1.480 07/01/29 2,676
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 808
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,830 5.000 07/01/32 2,691
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 100
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 355
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 460
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 6.750 07/01/36 71
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,275 5.250 07/01/40 1,598
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 725 5.000 07/01/42 509
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 715
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø)(Š) 60 5.000 07/01/28 60
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,900
Zero
coupon 07/01/32 3,703
Puerto Rico Highway & Transportation Authority Revenue Bonds 1,234 5.000 07/01/53 735
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,514 5.000 07/01/62 5,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 72 3.941 07/01/24 68
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 326
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 206
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 169
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 358
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,437 4.329 07/01/40 8,775
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 28,285 5.709 07/01/46 7,693
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 7,810 5.772 07/01/51 1,587
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,898 4.750 07/01/53 2,710
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 624 4.784 07/01/58 579
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,772 5.000 07/01/58 13,264
108,382
Rhode Island - 0.2%
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 527
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 568
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,818
2,913
South Carolina - 0.7%
Berkeley County Special Assessment 500 4.000 11/01/30 469
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,937
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 108
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 127
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 453
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,342
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 377
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,840
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,312
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,061

See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 252
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,623
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 130
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 731
12,762
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,710
County of Lincoln Revenue Bonds 75 4.000 08/01/56 59
County of Lincoln Revenue Bonds 650 4.000 08/01/61 495
2,264
Tennessee - 0.3%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 497
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,006
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 264
Memphis-Shelby County Industrial Development Board Tax Allocation 400 5.625 01/01/46 248
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 21
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 35
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 102
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 48
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,396
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 58
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 80
4,755
Texas - 6.7%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 40
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 38
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 393
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 91
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 175 4.500 06/15/56 174
Arlington Higher Education Finance Corp. Revenue Bonds (~)(Ê)(Þ) 215 4.875 06/15/56 216
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 136
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 489
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 103
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 682
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 653
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 327
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 62
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 46
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 647
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 910
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,890
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 488
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 940
Central Texas Regional Mobility Authority Revenue Bonds 275 5.000 01/01/45 288

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,032
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 111
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 453
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 175
City of Arlington Tax Allocation 920 4.000 08/15/41 855
City of Aubrey Revenue Bonds 630 7.250 09/01/45 651
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 187
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 100
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 227
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 268
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 92
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 112
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 923
City of Celina Special Assessment (Þ) 155 4.125 09/01/39 139
City of Celina Special Assessment (µ) 2,004 2.625 09/01/40 1,477
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 59
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 41
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 100
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 84
City of Celina Special Assessment 50 6.250 09/01/45 51
City of Celina Special Assessment 100 7.500 09/01/45 102
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,583
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 108
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 82
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 78
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 91
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 204
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 100
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 131
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 126
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 647
City of Celina Special Assessment (Þ) 175 5.500 09/01/53 172
City of Crandall Special Assessment (Þ) 306 6.125 09/15/32 312
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 87
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 94
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 85
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 94
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 514
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 182
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 100
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 99
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 79
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 82

See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 89
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 91
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 228
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 147
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 88
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 87
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 85
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 594
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 98
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 140
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 175
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 160
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 298
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 747
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,138
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 501
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,004
City of Houston Airport System Revenue Bonds 2,400 5.000 07/15/35 2,392
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 497
City of Houston Airport System Revenue Bonds 1,540 4.000 07/01/47 1,457
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 161
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 233
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 256
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 103
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 205
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 78
City of Kyle Special Assessment 160 5.000 09/01/42 154
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 197
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 93
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 80
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 99
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 90
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 115
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 86
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 118
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 257
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 84
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 408
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 82
City of Liberty Hill Special Assessment (Þ) 150 4.000 09/01/52 108
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 80
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 92
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 81
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 83
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 86
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 84

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 92
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 473
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 88
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 265
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,002
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 92
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 82
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 86
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 191
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 115
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 87
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 85
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 488
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 86
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 91
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 198
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 202
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 304
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 152
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 123
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 282
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 101
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 187
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 106
City of Princeton Special Assessment (Þ) 175 5.125 09/01/42 172
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 124
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 92
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 101
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 265
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 134
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 151
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 86
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 260
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 76
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 81
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 96
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 113
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 88
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 87
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 173
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 102
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 154

See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 85
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 477
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 795
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 100
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 141
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 95
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 94
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 784
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 99
Conroe Local Government Corp. Revenue Bonds 125 4.000 10/01/50 107
Conroe Local Government Corp. Revenue Bonds (Þ) 100 5.000 10/01/50 82
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,104
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 201
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 357
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 86
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 542
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 194
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 92
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 94
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 225
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 664
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/47 478
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,964
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 17,000 0.220 09/01/25 17,000
Harris County-Houston Sports Authority Revenue Bonds (µ) 725 5.337 11/15/36 334
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 81
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 80
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 80
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 74
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 73
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 72
Houston Higher Education Finance Corp. Revenue Bonds 65 4.000 10/01/51 55
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 301
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 159
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 268
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 576
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mission Economic Development Corp. Revenue Bonds (Þ) 1,325 4.625 10/01/31 1,292
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 45
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 78
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 39
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 150
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 199

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 393
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 849
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 918
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 113
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,520
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 185 4.000 08/15/46 137
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,515 4.000 08/15/51 1,071
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 93
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 160
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 777
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 753
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,150 5.500 01/01/57 822
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 161
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 235
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 350
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 96
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 65
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 282
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 362
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,396
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,040
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,584
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 198
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 71
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 212
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 845
Port Beaumont Navigation District Revenue Bonds (Þ) 570 4.000 01/01/50 406
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,541
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,286
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 824
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 416
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 224
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 674
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/32 1,056
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 260 5.000 12/31/50 260
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 99
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 11,590 5.000 06/30/58 11,613
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 726
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 144
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 187
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 167
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 750
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 79
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 97
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 80
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 784
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99

See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 89
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 41
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 39
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 20
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 23
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 371
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 431
118,359
Utah - 1.0%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 362 9.750 12/01/39 353
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,133
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 411
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 143
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 646
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,147
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 821
Military Installation Development Authority Revenue Bonds 1,300 4.000 06/01/41 1,037
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 375
Salt Lake City Airport Revenue Bonds 1,350 5.000 07/01/47 1,379
Salt Lake City Airport Revenue Bonds 2,500 5.250 07/01/48 2,594
Salt Lake City Airport Revenue Bonds 925 5.000 07/01/51 958
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 866
Utah Charter School Finance Authority Revenue Bonds (Þ) 555 4.000 06/15/31 499
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 682
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,024
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 488
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 290
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,968
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 502
Utah State Charter School Finance Authority Revenue Bonds (Þ) 100 4.000 10/15/51 69
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 284
17,669
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 175
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 750 5.000 10/01/42 692
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,403
2,270
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 7,971
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,674
Virgin Islands Public Finance Authority Revenue Bonds 1,900 5.000 10/01/32 1,698
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 351
12,694
Virginia - 1.4%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 388
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,325
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 30

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 42
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 35
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,944
Tobacco Settlement Financing Corp. Revenue Bonds 3,960 6.706 06/01/46 3,635
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 117
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 551
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,079
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 73
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 63
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,062
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,590
Virginia Small Business Financing Authority Revenue Bonds 480 5.000 12/31/49 477
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,546
Virginia Small Business Financing Authority Revenue Bonds 3,635 5.000 12/31/56 3,571
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/57 997
25,525
Washington - 1.4%
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,540
Port of Seattle Industrial Development Corp. Revenue Bonds 585 5.000 04/01/30 585
Port of Seattle Revenue Bonds 2,450 5.000 08/01/46 2,582
Port of Seattle Revenue Bonds 235 4.000 08/01/47 216
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 973
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 878
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,137
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 70
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,836
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,218
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,789
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,300 4.000 07/01/58 1,142
Washington State Convention Center Public Facilities District Revenue Bonds 3,450 4.000 07/01/58 2,888
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,349
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 111
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 143
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,361
23,818
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 145
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 155
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 79
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 886
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 48
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 121
County of Ohio Special District Excise Tax Revenue Bonds 45 3.250 03/01/41 34
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 175 4.125 06/01/43 155
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 100 4.875 06/01/43 93
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 295
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 701
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 102
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 76

See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 318
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 533
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 906
4,647
Wisconsin - 2.2%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,563
Public Finance Authority Revenue Bonds 3,000 5.250 07/01/28 3,002
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,000
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds (Þ) 35 4.000 07/01/30 33
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 98
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 711
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 747
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 63
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,027
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 599
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,569
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 504
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 140
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 46
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 83
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 687
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 499
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 103
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 70
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 177
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 772
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 728
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 323
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 22
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 143
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 72
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 723
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 75
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 46
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 629
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 86
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 880
Public Finance Authority Revenue Bonds (Þ) 175 4.000 09/01/51 135
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,435
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,707
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 996
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,235
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 87
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 158
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 166
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 89
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 102
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 839

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 384
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 59
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 107
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 918
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,799
Public Finance Authority Revenue Bonds (Þ) 1,500 4.500 06/01/56 1,121
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 678
Public Finance Authority Revenue Bonds (Þ) 125 4.000 09/01/56 94
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 234
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 129
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 148
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 102
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 71
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 83
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 566
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 214
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 96
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,500
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 162
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 127
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 290
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 785
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 175 0.200 02/15/50 175
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,172
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 35
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 33
38,265
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 875
Total Municipal Bonds
(cost $1,809,763) 1,722,796
Short-Term Investments - 0.9%
U.S. Cash Management Fund (@) 16,559,760 (∞) 16,555
Total Short-Term Investments
(cost $16,555) 16,555
Total Investments - 98.5%
(identified cost $1,826,318) 1,739,351
Other Assets and Liabilities, Net - 1.5%
26,516
Net Assets - 100.0%
1,765,867

See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
17.8%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102.54 1,107
913
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 3,700,000 102.82 3,799
3,612
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106.54 533
508
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 106.00 1,060
1,017
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 715,000 100.54 719
731
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 475,000 100.00 475
484
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 625,000 100.00 625
615
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
90
American Samoa Economic Development Authority Revenue Bonds 01/25/23 125,000 101.03 126
124
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 107.59 1,614
1,543
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98.40 492
500
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106.02 742
639
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.32 978
895
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.33 215
152
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 104.02 78
60
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.38 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110.03 33
22
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,216
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.31 98
96
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.32 98
96
Arkansas Development Finance Authority Revenue Bonds 10/04/22 4,500,000 83.14 3,742
4,021
Arlington Higher Education Finance Corp. Revenue Bonds 07/13/22 175,000 97.40 170
174
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.51 518
489
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
216
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.80 1,378
1,052
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,665,000 85.12 1,417
1,451
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
93
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
88
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99.45 1,055
1,056
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
78
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.14 100
81
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
389
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
92
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
465
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
411
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100.98 1,515
1,133
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.82 636
647
Brookstone Community Development District Special Assessment 01/23/18 25,000 100.00 25
25
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107.85 162
126
Build NYC Resource Corp. Revenue Bonds 04/08/21 200,000 104.82 210
164
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 106.12 106
75
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
82
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117.99 413
300
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.68 1,107
769
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
167
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
145
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.90 151
148
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.80 509
500
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
910
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101.46 2,029
1,890
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.57 463
458
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108.11 2,162
1,841

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92.66 2,676
2,143
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.16 150
147
California Community Housing Agency Revenue Bonds 01/12/23 2,000,000 89.30 1,786
1,661
California Community Housing Agency Revenue Bonds 03/01/23 175,000 64.60 113
112
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.30 835
796
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 88.46 88
92
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 810,000 100.34 813
714
California Infrastructure & Economic Development Bank Revenue Bonds 01/10/23 1,325,000 100.00 1,325
1,320
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.49 995
1,011
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.44 1,537
1,513
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.61 1,881
1,616
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.34 65
58
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.32 99
84
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.66 63
54
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 106.33 1,202
1,064
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.37 2,454
1,692
California Pollution Control Financing Authority Revenue Bonds 01/17/19 420,000 98.85 415
308
California Pollution Control Financing Authority Revenue Bonds 01/30/19 2,460,000 106.61 2,609
2,473
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109.53 602
561
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 103.81 259
260
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 104.30 261
261
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 105.22 263
262
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.30 680
635
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.80 534
495
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.06 1,061
968
California School Finance Authority Revenue Bonds 09/11/20 200,000 110.50 221
201
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.09 625
550
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.23 158
144
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.84 59
50
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.27 109
88
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.67 1,217
943
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.67 85
58
California School Finance Authority Revenue Bonds 06/18/21 1,600,000 106.67 1,707
1,211
California School Finance Authority Revenue Bonds 07/21/21 500,000 101.55 508
459
California School Finance Authority Revenue Bonds 07/22/21 465,000 113.96 530
429
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.97 245
195
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.66 320
261
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.67 257
214
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.08 1,031
1,002
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
248
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.50 173
171
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
386
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.16 250
240
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
242
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
244
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.05 490
510
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.50 960
996
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 63.60 636
737
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102.86 2,674
2,486
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106.31 213
205
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.39 532
500
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.51 1,075
994
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.18 260
227
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.97 210
192
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.62 111
92
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.56 940
895
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.63 399
398
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100.75 4,136
3,716
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.17 1,332
1,139
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,809
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.71 360
294
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.43 107
71
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.22 108
74
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.50 155
114
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116.24 349
284

See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
409
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
158
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100.00 45
35
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103.59 73
54
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 230,000 99.06 228
233
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.03 364
338
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,750,000 93.46 2,305
2,114
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
245
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.12 1,982
1,948
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.94 1,394
1,626
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.41 1,888
2,176
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.77 111
82
City of Anna Special Assessment 07/28/21 504,000 100.00 504
453
City of Anna Special Assessment 07/28/21 136,000 100.00 136
111
City of Anna Special Assessment 12/14/22 175,000 100.00 175
175
City of Aubrey Special Assessment 09/23/22 183,000 99.38 182
187
City of Austin Special Assessment 12/01/22 100,000 99.28 99
100
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100.00 230
227
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
268
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
112
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
92
City of Celina Special Assessment 09/11/19 155,000 100.00 155
139
City of Celina Special Assessment 08/12/20 1,845,000 95.07 1,754
1,583
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 61,000 100.00 61
54
City of Celina Special Assessment 11/10/21 28,000 100.00 28
26
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 90,000 100.00 90
78
City of Celina Special Assessment 11/10/21 72,000 100.00 72
59
City of Celina Special Assessment 11/10/21 25,000 100.00 25
22
City of Celina Special Assessment 11/10/21 131,000 98.80 129
108
City of Celina Special Assessment 12/15/21 255,000 99.30 253
204
City of Celina Special Assessment 12/15/21 55,000 99.36 55
41
City of Celina Special Assessment 01/12/22 100,000 100.00 100
84
City of Celina Special Assessment 01/12/22 100,000 100.00 100
82
City of Celina Special Assessment 04/13/22 100,000 100.00 100
91
City of Celina Special Assessment 09/14/22 100,000 100.00 100
100
City of Celina Special Assessment 02/15/23 650,000 100.00 650
647
City of Celina Special Assessment 03/15/23 125,000 100.00 125
126
City of Celina Special Assessment 03/15/23 100,000 100.00 100
100
City of Celina Special Assessment 03/15/23 130,000 100.00 130
131
City of Celina Special Assessment 04/12/23 175,000 100.00 175
172
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
94
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment 06/08/21 100,000 99.24 99
87
City of Crandall Special Assessment 06/08/21 100,000 99.28 99
94
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
182
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
514
City of Crandall Special Assessment 10/18/22 306,000 100.00 306
312
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
100
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
99
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
79
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.45 302
314
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.45 1,813
1,707
City of Fate Special Assessment 10/19/21 110,000 100.54 111
89
City of Fate Special Assessment 10/19/21 100,000 99.34 99
82
City of Fate Special Assessment 04/05/22 105,000 100.00 105
91
City of Fate Special Assessment 09/07/22 225,000 100.00 225
228
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
147
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
88
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
87
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
756
City of Haslet Special Assessment 07/30/20 200,000 105.45 211
175
City of Haslet Special Assessment 10/19/21 200,000 98.82 198
160

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
328
City of Henderson Revenue Bonds 03/25/22 850,000 100.00 850
784
City of Henderson Revenue Bonds 03/25/22 3,000,000 100.00 3,000
2,856
City of Hutto Special Assessment 04/05/21 296,000 99.88 296
233
City of Hutto Special Assessment 10/22/21 200,000 98.99 198
161
City of Justin Special Assessment 03/27/18 255,000 100.00 255
256
City of Kaufman Special Assessment 11/22/22 100,000 101.09 101
103
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
93
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
78
City of Kyle Special Assessment 10/20/21 100,000 101.24 101
80
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
205
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
99
City of Kyle Special Assessment 01/18/23 200,000 99.38 199
197
City of Lavon Special Assessment 08/21/19 135,000 104.41 141
118
City of Lavon Special Assessment 08/21/19 100,000 99.42 99
90
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
84
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
86
City of Lavon Special Assessment 02/02/22 318,000 98.74 314
257
City of Lavon Special Assessment 02/02/22 136,000 99.06 135
115
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
408
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
82
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
80
City of Liberty Hill Special Assessment 12/14/21 150,000 103.60 155
108
City of Manor Special Assessment 12/19/19 100,000 100.00 100
92
City of Manor Special Assessment 05/06/21 100,000 100.00 100
83
City of Manor Special Assessment 05/06/21 100,000 102.46 102
81
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
84
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
86
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
92
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.17 105
88
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.65 51
40
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.43 268
265
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,002
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
152
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
82
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
92
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
86
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
191
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
115
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.13 1,430
1,412
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
85
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
87
City of Oak Point Special Assessment 07/25/18 100,000 100.00 100
86
City of Oak Point Special Assessment 07/25/18 100,000 99.54 100
91
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
488
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
304
City of Pilot Point Special Assessment 05/13/22 120,000 100.00 120
123
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
202
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
198
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
152
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
124
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
92
City of Princeton Special Assessment 08/27/19 300,000 103.45 310
282
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
134
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
265
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
187
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
106
City of Princeton Special Assessment 05/25/21 185,000 101.05 185
151
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
86
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
260

See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 06/28/22 175,000 100.00 175
172
City of Red Oak Special Assessment 06/15/21 100,000 102.70 103
81
City of Red Oak Special Assessment 06/15/21 100,000 98.98 99
76
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.47 124
113
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.84 103
87
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.71 201
173
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100.96 101
96
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.36 101
88
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
101
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
102
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
154
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
85
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
477
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
795
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104.41 1,331
1,284
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
94
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
95
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
145
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
155
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.36 1,154
886
City of South Charleston Revenue Bonds 01/14/22 100,000 100.36 100
79
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.25 2,309
2,152
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
784
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
99
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100.00 100
86
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.71 102
84
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.46 261
189
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.07 322
231
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108.77 359
302
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.10 435
369
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100.76 1,189
887
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113.76 1,137
976
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103.88 943
769
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103.82 104
90
Conroe Local Government Corp. Revenue Bonds 08/13/21 100,000 108.66 109
82
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100.00 150
143
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105.62 2,049
1,501
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
49
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
94
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105.81 1,804
1,535
County of Frederick Special Tax 10/29/20 235,000 97.97 230
205
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.09 1,031
783
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
357
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
201
County of Medina Special Assessment 03/11/21 100,000 100.00 100
86
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.89 114
113
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
253
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
846
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.57 560
493
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 775,000 88.74 688
515
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88.62 465
414
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 64.86 649
661
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.49 1,094
928
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79.11 79
69
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.05 981
909
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
847
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.76 2,831
2,710
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98.93 99
99
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.94 148
143
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 107.13 107
105
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108.06 324
316
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 108.24 238
234
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 108.43 249
244

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.45 197
187
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.02 198
191
Denver Urban Renewal Authority Tax Allocation 10/11/18 565,000 99.23 562
570
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105.50 290
276
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104.05 2,026
1,975
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.66 75
58
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
44
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.31 228
179
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
621
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.00 101
94
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.90 100
92
Entrada Community Development District Special Assessment 09/23/21 100,000 105.22 105
77
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5.47 219
227
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.22 161
153
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,259
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.51 643
541
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
827
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100.00 115
114
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95.38 3,305
3,266
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.62 119
95
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.70 163
138
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.92 103
92
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.16 223
182
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.88 127
105
Florida Development Finance Corp. Revenue Bonds 12/11/20 3,045,000 94.13 2,866
2,885
Florida Development Finance Corp. Revenue Bonds 05/13/21 125,000 110.83 139
99
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.62 107
76
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.74 185
141
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.00 100
96
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.48 111
63
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.96 510
421
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.86 396
355
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.15 309
276
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100.00 200
198
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
324
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
162
Florida Development Finance Corp. Revenue Bonds 08/18/22 2,500,000 98.01 2,450
2,532
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
215
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
238
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.06 1,405
1,197
Forest Lake Community Development District Special Assessment 05/06/22 700,000 100.00 700
701
Forest Lake Community Development District Special Assessment 05/06/22 620,000 100.00 620
616
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.09 1,890
1,826
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100.00 60
53
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 108.26 65
55
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,320,000 85.66 1,932
1,852
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,162
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 3,500,000 102.65 3,593
3,012
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103.05 191
187
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
51
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.10 207
179
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
250
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106.45 2,709
2,543
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.90 3,546
2,548
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101.87 255
188
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102.61 257
193
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92.91 557
554
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.20 496
495
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 111.31 1,002
877
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
504
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
252
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.00 307
301

See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.34 1,505
1,185
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
173
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
243
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
112
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
450
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
174
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.36 99
90
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.98 99
97
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.40 99
100
Lakewood Ranch Stewardship District Special Assessment 09/18/20 145,000 100.00 145
110
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
95
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
90
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,261
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.56 244
212
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.49 235
170
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.72 272
201
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98.46 148
147
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99.14 99
97
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.92 148
141
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.72 100
95
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.13 98
100
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.59 99
100
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99.23 496
497
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100.00 175
182
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.81 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.64 55
46
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.60 117
114
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.84 117
113
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
166
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 200,000 95.57 191
145
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 775,000 99.48 771
641
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.50 101
93
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106.48 1,065
1,002
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
102
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
152
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.32 1,434
1,099
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.59 246
242
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.21 198
201
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
646
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
80
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 37.09 65
58
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.17 128
120
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.43 182
174
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.04 1,216
1,147
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
821
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,325,000 99.81 1,323
1,292
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,310,000 100.97 1,323
1,102
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.76 209
170
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.74 1,004
867
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.93 953
835
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106.35 1,090
964
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115.59 116
106
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115.69 116
106
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115.74 116
106
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 595,000 99.81 594
596
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100.00 175
155
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100.00 100
93
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.46 40
40

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.64 189
183
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102.88 1,132
1,088
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
89
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
134
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
235
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.30 110
93
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.64 1,016
918
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 185,000 110.58 205
137
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 113.08 1,131
849
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.09 1,090
753
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,515,000 81.66 1,237
1,071
New York Liberty Development Corp. Revenue Bonds 03/21/17 13,365,000 95.66 12,585
12,937
New York Liberty Development Corp. Revenue Bonds 07/28/22 1,675,000 101.87 1,706
1,695
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 95.97 312
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,300,000 99.49 1,293
1,300
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.87 411
397
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 104.65 942
920
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100.00 100
96
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
282
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.37 391
362
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.35 75
65
North Powerline Road Community Development District Special Assessment 05/26/22 200,000 100.00 200
194
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
97
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.66 3,369
3,188
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 96.86 262
255
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109.87 1,099
938
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.80 1,038
898
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
579
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,025
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
108
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
135
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.50 1,003
903
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
23
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
47
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
198
Port Beaumont Navigation District Revenue Bonds 01/30/20 570,000 99.16 565
406
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
71
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.10 1,277
845
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89.86 292
212
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,541
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99.19 124
96
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.63 498
491
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.05 773
687
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.21 650
599
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.98 526
504
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.50 15
14
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.61 102
89
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.39 25
22
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
839
Public Finance Authority Revenue Bonds 07/30/20 35,000 100.25 35
33
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.60 128
107
Public Finance Authority Revenue Bonds 07/30/20 50,000 104.10 52
46
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.64 160
140
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.09 473
384
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.68 211
177
Public Finance Authority Revenue Bonds 09/16/20 65,000 105.54 69
63
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.82 1,033
918
Public Finance Authority Revenue Bonds 03/26/21 935,000 94.80 886
772
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.50 862
723
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.25 108
83
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.83 109
86
Public Finance Authority Revenue Bonds 08/02/21 1,500,000 85.82 1,287
1,121
Public Finance Authority Revenue Bonds 09/30/21 125,000 103.23 129
94
Public Finance Authority Revenue Bonds 09/30/21 175,000 104.02 182
135
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.80 906
678

See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.73 1,087
880
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.87 1,683
1,563
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.44 126
96
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.76 658
566
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.89 1,663
1,235
Public Finance Authority Revenue Bonds 01/21/22 100,000 105.23 105
83
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.45 282
234
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,500
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
129
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.77 101
87
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.31 147
127
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.59 171
166
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.17 295
290
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.21 162
162
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.51 985
1,000
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
200
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 88.03 88
78
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 13,025,000 96.63 12,230
12,529
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,025,000 107.41 2,175
2,019
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,080,000 101.77 4,016
3,455
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100.00 900
895
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
574
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 1,825,000 107.25 1,972
1,827
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 350,000 98.80 346
345
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
536
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
856
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
375
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.45 226
208
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
101
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
199
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.34 149
154
Sandmine Road Community Development District Special Assessment 08/14/20 15,000 100.00 15
14
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
23
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
50
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.16 50
39
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111.01 150
102
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.41 112
73
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
100
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.64 174
172
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.71 197
193
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100.00 100
108
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.51 414
377
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.11 496
453
Southern Ohio Port Authority Revenue Bonds 09/24/20 1,575,000 88.21 1,389
1,172
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 111.69 307
236
Southshore Bay Community Development District Special Assessment 08/25/21 600,000 88.93 534
505
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.84 141
141
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.94 232
232
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
412
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,970,000 102.04 2,010
1,905
State of Ohio Revenue Bonds 11/14/19 275,000 106.19 292
249
State of Ohio Revenue Bonds 12/05/19 110,000 108.38 119
105
Steel Point Infrastructure Improvement District Tax Allocation 09/03/21 2,200,000 82.04 1,667
1,658
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,125,000 87.36 1,093
879
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.85 643
496
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
393
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.23 982
937
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.29 99
102
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.27 99
90
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.40 99
95
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
144

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
167
Town of Little Elm Special Assessment 12/06/17 100,000 100.34 100
97
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
750
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
80
Town of Little Elm Special Assessment 12/22/21 100,000 99.05 99
79
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
784
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
99
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.60 261
259
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 740,000 98.57 730
579
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99.05 159
132
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,709,000 98.27 1,680
1,564
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 3,000,000 90.18 2,705
2,645
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.45 205
189
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
866
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84.51 930
720
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.71 514
500
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
353
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.13 194
179
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.87 288
288
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.59 453
290
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.26 910
682
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.29 1,452
1,024
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 103.94 577
499
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
488
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.31 311
284
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 100,000 68.99 69
69
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.34 98
79
Ventana Community Development District Special Assessment 03/01/18 500,000 97.54 488
476
Ventana Community Development District Special Assessment 03/01/18 500,000 98.13 491
495
Veranda Community Development District II Special Assessment 02/24/21 65,000 100.00 65
52
Veranda Community Development District II Special Assessment 02/24/21 55,000 101.60 56
43
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.73 99
96
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
100
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
175
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,335
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
201
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
415
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.13 455
351
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104.11 1,041
973
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.64 215
143
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.27 163
111
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 104.91 3,147
2,349
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
150
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
145
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.23 496
497
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.84 1,731
1,323
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.91 114
86
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
90
Westside Community Development District Special Assessment 09/20/19 100,000 99.83 100
90
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
111
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.28 251
210
Wind Meadows South Community Development District Special Assessment 04/26/23 125,000 100.00 125
125
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
413
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,000,000 38.27 1,913 1,896
313,995
For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 25,345 06/23
(872)
United States Treasury Long Bond Futures 100 USD 13,166 06/23
(632)
United States Treasury Ultra Bond Futures 38 USD 5,373 06/23 (123)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,627)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 30,734 $ —
$ —
$ 30,734 1.7
Alaska — 3,438 —
—
3,438 0.2
Arizona — 27,094 —
—
27,094 1.5
Arkansas — 8,341 —
—
8,341 0.5
California — 155,420 —
—
155,420 8.8
Colorado — 70,297 —
—
70,297 4.0
Connecticut — 17,165 —
—
17,165 1.0
Delaware — 1,137 —
—
1,137 0.1
District of Columbia — 16,697 —
—
16,697 1.0
Florida — 175,828 —
—
175,828 10.0
Georgia — 35,884 —
—
35,884 2.0
Guam — 15,652 —
—
15,652 0.9
Hawaii — 4,697 —
—
4,697 0.3
Idaho — 1,217 —
—
1,217 0.1
Illinois — 160,254 —
—
160,254 9.1
Indiana — 8,553 —
—
8,553 0.5
Iowa — 14,869 —
—
14,869 0.8
Kansas — 2,996 —
—
2,996 0.2
Kentucky — 18,100 —
—
18,100 1.0
Louisiana — 21,511 —
—
21,511 1.2
Maine — 5,753 —
—
5,753 0.3
Maryland — 28,147 —
—
28,147 1.6
Massachusetts — 13,502 —
—
13,502 0.8
Michigan — 35,513 —
—
35,513 2.0
Minnesota — 11,173 —
—
11,173 0.6
Mississippi — 14,613 —
—
14,613 0.8
Missouri — 14,065 —
—
14,065 0.8
Montana — 2,303 —
—
2,303 0.1
Nevada — 4,553 —
—
4,553 0.3
New Hampshire — 6,003 —
—
6,003 0.3

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
New Jersey — 74,629 —
—
74,629 4.2
New Mexico — 125 —
—
125 —
*
New York — 144,535 —
—
144,535 8.2
North Carolina — 13,582 —
—
13,582 0.8
North Dakota — 3,885 —
—
3,885 0.2
Ohio — 73,152 —
—
73,152 4.1
Oklahoma — 6,984 —
—
6,984 0.4
Oregon — 9,319 —
—
9,319 0.5
Pennsylvania — 95,878 —
—
95,878 5.4
Puerto Rico — 108,322 60
—
108,382 6.1
Rhode Island — 2,913 —
—
2,913 0.2
South Carolina — 12,762 —
—
12,762 0.7
South Dakota — 2,264 —
—
2,264 0.1
Tennessee — 4,755 —
—
4,755 0.3
Texas — 118,359 —
—
118,359 6.7
Utah — 17,316 353
—
17,669 1.0
Vermont — 2,270 —
—
2,270 0.1
Virgin Islands — 12,694 —
—
12,694 0.7
Virginia — 25,525 —
—
25,525 1.4
Washington — 23,818 —
—
23,818 1.4
West Virginia — 4,647 —
—
4,647 0.3
Wisconsin — 38,265 —
—
38,265 2.2
Wyoming — 875 —
—
875 0.1
Short-Term Investments — — — 16,555 16,555 0.9
Total Investments $ — $ 1,722,383 $ 413 $ 16,555 $ 1,739,351 98.5
Other Assets and Liabilities, Net
1.5
100.0
Other Financial Instruments
Liabilities
Futures Contracts (1,627) — — — (1,627) (0.1)
Total Other Financial Instruments
**
$ (1,627) $ — $ — $ — $ (1,627)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 531
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,627
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,307
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (8,527)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,826,318
Investments, at fair value(>) ........................................................................................................................................................
1,739,351
Cash .............................................................................................................................................................................................. 772
Receivables:
Dividends and interest ...................................................................................................................................................... 25,398
Dividends from affiliated funds ....................................................................................................................................... 55
Investments sold ............................................................................................................................................................... 924
Fund shares sold ............................................................................................................................................................... 3,201
From broker(a) ................................................................................................................................................................. 2,512
Investments matured (x ) ................................................................................................................................................... 453
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
1,772,680
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,793
Fund shares redeemed ...................................................................................................................................................... 1,483
Accrued fees to affiliates .................................................................................................................................................. 798
Other accrued expenses .................................................................................................................................................... 112
Variation margin on futures contracts .............................................................................................................................. 1,627
Total liabilities ...........................................................................................................................................................
6,813
Net Assets ...............................................................................................................................................................
$ 1,765,867

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (162,753)
Shares of beneficial interest .........................................................................................................................................................
1,817
Additional paid-in capital ............................................................................................................................................................
1,926,803
Net Assets ...............................................................................................................................................................
$ 1,765,867
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.71
Maximum offering price per share (Net as set value plus sales charge of 3 .75%): Class A ..................................................... $ 10. 09
Class A — Net assets ........................................................................................................................................................... $ 12,430,537
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,279,779
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.69
Class C — Net assets ........................................................................................................................................................... $ 5,826,450
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 601,393
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.71
Class M — Net assets .......................................................................................................................................................... $ 546,808,937
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 56,288,676
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.72
Class S — Net assets ............................................................................................................................................................ $ 1,200,800,604
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 123,545,906
Amounts in thousands
(x)     Investments matured - cost $ 616
(>)     Investments in affiliates, U.S. Cash Management Fund $ 16,555
(a)     Receivable from Broker for Futures $ 2,512
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 503
Interest .............................................................................................................................................................................. 37,706
Total investment income ..............................................................................................................................................................
38,209
Expenses
Advisory fees ................................................................................................................................................................... 4,178
Administrative fees .......................................................................................................................................................... 405
Custodian fees .................................................................................................................................................................. 73
Distribution fees - Class A ............................................................................................................................................... 16
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 13
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 521
Transfer agent fees - Class S ............................................................................................................................................ 1,131
Professional fees .............................................................................................................................................................. 93
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 49
Printing fees ..................................................................................................................................................................... 39
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 6,675
Expense reductions .......................................................................................................................................................... (1,711)
Net expenses ................................................................................................................................................................................
4,964
Net investment income (loss) .......................................................................................................................................................
33,245
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (18,058)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 4,307
Net realized gain (loss) ................................................................................................................................................................
(13,757)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 131,028
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (8,527)
Investment matured .......................................................................................................................................................... (33)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 122,471
Net realized and unrealized gain (loss) ........................................................................................................................................ 108,714
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 141,959

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 33,245 $ 51,523
Net realized gain (loss) ....................................................................................................................... (13,757) (33,629)
Net change in unrealized appreciation (depreciation) ........................................................................ 122,471 (317,709)
Net increase (decrease) in net assets from operations .............................................................................. 141,959 (299,815)
Distributions
To shareholders
Class A .......................................................................................................................................... (245) (472)
Class C .......................................................................................................................................... (95) (150)
Class M ......................................................................................................................................... (10,821) (17,091)
Class S .......................................................................................................................................... (23,189) (38,312)
Net decrease in net assets from distributions ............................................................................................ (34,350) (56,025)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 134,592 273,885
Total Net Increase (Decrease) in Net Assets ........................................................................
242,201 (81,955)
Net Assets
Beginning of period .................................................................................................................................. 1,523,666 1,605,621
End of period .............................................................................................................................................
$ 1,765,867 $ 1,523,666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 145 $ 1,374 828 $ 8,017
Proceeds from reinvestment of distributions 25 245 45 472
Payments for shares redeemed (235) (2,257) (1,460) (14,695)
Net increase (decrease)
(65) (638) (587) (6,206)
Class C
Proceeds from shares sold 75 717 2 48 2,560
Proceeds from reinvestment of distributions 10 95 14 150
Payments for shares redeemed (108) (1,038) (243) (2,547)
Net increase (decrease)
(23) (226) 19 163
Class M
Proceeds from shares sold 10,884 104,852 18,238 189,312
Proceeds from reinvestment of distributions 1,128 10,801 1,647 17,063
Payments for shares redeemed (7,358) (70,617) (10,201) (103,327)
Net increase (decrease)
4,654 45,036 9,684 103,048
Class S
Proceeds from shares sold 25,525 245,367 40,542 421,274
Proceeds from reinvestment of distributions 2,418 23,171 3,689 38,273
Payments for shares redeemed (18,596) (178,118) (27,955) (282,667)
Net increase (decrease)
9,347 90,420 16,276 176,880
Total increase (decrease)
13,913 $ 134,592 25,392 $ 273,885

See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 9.08 .18 .63 .81 (.18) —
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) —
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
Class C
April 30, 2023* 9.05 .14 .65 .79 (.15) —
October 31, 2022 11.24 .22 (2.17) (1.95) (.24) —
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
Class M
April 30, 2023* 9.08 .19 .64 .83 (.20) —
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) —
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
Class S
April 30, 2023* 9.08 .19 .65 .84 (.20) —
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) —
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04) .38 (.40) —

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.18) 9.71 9.01 12,431 1.04 .89 3.67 15
(.32) 9.08 (16.83) 12,202 1.04 .89 2.73 43
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.15) 9.69 8.75 5,826 1.79 1.64 2.92 15
(.24) 9.05 (17.56) 5,652 1.79 1.64 2.08 43
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.20) 9.71 9.19 546,809 .79 .54 4.03 15
(.36) 9.08 (16.59) 468,687 .79 .54 3.20 43
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.20) 9.72 9.27 1,200,801 .79 .61 3.96 15
(.35) 9.08 (16.73) 1,037,125 .79 .61 3.12 43
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,947 .81 .64 3.96 47

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 502,783
Administrative fees 70,001
Distribution fees 6,237
Shareholder servicing fees 1,227
Transfer agent fees 215,003
Trustee fees 3,172
$ 798,423
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 42,204 $ 193,416 $ 219,062 $ (6) $ 3 $ 16,555 $ 503 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,838,926,515 $ 45,282,432 $ (146,484,301) $ (101,201,869)

Tax-Exempt Bond Fund 541
Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,063.00 $ 1,020.78
Expenses Paid During Period* $ 4.14 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,059.20 $ 1,017.26
Expenses Paid During Period* $ 7.76 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,065.30 $ 1,022.71
Expenses Paid During Period* $ 2.15 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

542 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,064.30 $ 1,022.22
Expenses Paid During Period* $ 2.66 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.9%
Alabama - 2.6%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 157
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 210
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 310
Alabama Community College System Board of Trustees Revenue Bonds (µ) 530 4.000 01/01/38 540
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 387
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 425 4.000 09/01/35 438
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 763
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,904
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 11,500 3.875 12/01/23 11,489
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,508
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,089
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 777
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 858
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,012
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 704
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 600
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,364
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/49 4,731
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,865 4.000 06/01/51 1,871
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 3.160 10/01/52 26,022
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 10/01/52 1,994
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 707
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,323
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 1,000 5.250 12/01/53 1,091
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,082
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,832
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 524
City of Montgomery General Obligation Unlimited 500 4.000 12/01/37 510
County of Jefferson Sewer Revenue Bonds 8,290 6.000 10/01/42 8,766
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 265
Health Care Authority for Baptist Health (The) Revenue Bonds 550 5.000 11/15/36 602
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 359
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,009
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,009
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 699
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 424
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 397
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,146
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 122
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 308
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 747
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 785
Southeast Alabama Gas Supply District Revenue Bonds 1,760 4.000 06/01/24 1,763
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,994
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 11,020
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 870

See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Alabama General Obligation Unlimited 5,000 3.000 08/01/26 5,006
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,078
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 770
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 345
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 215
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 219
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 222
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 313
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 343
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 444
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 461
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 252
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 231
116,981
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 804
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 481
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 171
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 691
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 328
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 339
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 241
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,277
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 837
Alaska Municipal Bond Bank Authority Revenue Bonds 3,840 5.000 12/01/42 4,213
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 813
City of Valdez Revenue Bonds (~)(Ê) 100 0.270 05/01/31 100
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 998
Northern Tobacco Securitization Corp. Revenue Bonds 20 0.500 06/01/31 20
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/32 967
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 825
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 1,014
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,460
State of Alaska International Airports System Revenue Bonds 1,180 4.000 10/01/33 1,247
State of Alaska International Airports System Revenue Bonds 1,000 4.000 10/01/34 1,053
State of Alaska International Airports System Revenue Bonds 825 4.000 10/01/35 861
19,911
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,134
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 0.070 01/01/46 3,672
Arizona Industrial Development Authority Revenue Bonds 330 2.650 07/01/26 316
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 409
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 225
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,278
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,216
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 279
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 227

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 1,450 5.000 11/01/32 1,566
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,169
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,098
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 243
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,809
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,040
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 757
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 200
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,318
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 78
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 231
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 281
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 164
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,794
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,541
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,744
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,193
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,162
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,465
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,137
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,698
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 290
Coconino County Pollution Control Corp. (~)(ae)(Ê) 1,000 3.750 03/01/39 1,007
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,817
Entertainment Center Community Facilities District Revenue Bonds 3,086 4.000 07/01/37 3,065
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 855
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 989
Industrial Development Authority of the County of Pima (The) Revenue Bonds 575 5.000 04/01/33 640
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 882
Industrial Development Authority of the County of Pima (The) Revenue Bonds 410 4.000 04/01/35 413
Industrial Development Authority of the County of Pima (The) Revenue Bonds 420 4.000 04/01/36 417
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 648
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 507
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 44
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 933
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 87
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,097
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,014
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 874
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,323
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 598
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 425
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 01/01/38 1,976
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 354
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 272
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 708

See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 456
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 512
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 538
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 565
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 136
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 233
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 827
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,150
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,105
Salt Verde Financial Corp. Revenue Bonds 1,000 5.000 12/01/37 1,036
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 432
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 397
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 214
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/33 396
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/34 391
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 364
74,431
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 189
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 228
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 955 4.000 06/01/35 981
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 184
Batesville Public Facilities Board Revenue Bonds 95 5.000 06/01/23 95
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 141
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 169
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 238
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 237
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,843
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 604
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 603
City of Sherwood Sales & Use Tax Revenue Bonds 400 4.000 12/01/30 415
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,065
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,013
Southern Arkansas University Revenue Bonds (µ) 1,500 4.000 03/01/36 1,507
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,052
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 398
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 343
13,348
California - 8.5%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 122
Apple Valley Public Financing Authority Tax Allocation (µ) 1,350 4.000 06/01/36 1,387
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 539
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.110 04/01/56 1,712

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 3.220 04/01/56 1,168
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,006
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 659
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,020
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 216
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 270
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 680
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 4.000 05/01/53 278
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 4,575 5.000 07/01/53 4,869
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 12,867
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 420
California County Tobacco Securitization Agency Revenue Bonds 60 4.000 06/01/49 60
California County Tobacco Securitization Agency Revenue Bonds 155 5.000 06/01/49 156
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 1,400 1.500 08/01/52 1,400
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 220
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 493
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 868
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,362
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 831
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,456
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 388
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 636
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,684
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/42 871
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 338
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 145
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 319
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 431
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 674
California Infrastructure & Economic Development Bank Revenue Bonds 245 4.000 05/01/40 241
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 228
California Infrastructure & Economic Development Bank Revenue Bonds 295 4.000 05/01/41 288
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 511
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,426
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,354
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 104
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 91
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 756
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 263
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 90
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 240
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,793
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 106
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 391
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 75
California Municipal Finance Authority Revenue Bonds (µ) 750 4.000 05/15/32 777
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 880
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,313

See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,226
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 225
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/42 589
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 368
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,531
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 670
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 257
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 275
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 201
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 470
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 726
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/40 97
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,002
California School Finance Authority Revenue Bonds (Þ) 650 5.000 08/01/46 641
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 86
California Statewide Communities Development Authority Revenue Bonds 1,475 5.000 05/15/23 1,476
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 574
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 250 0.170 05/15/24 250
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 497
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 397
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,516
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 363
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 297
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 483
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 288
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 296
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,160
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,306
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 355
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,648
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,832
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 2,039
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 572
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 04/01/46 5,712
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 839
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,012
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 571
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 869
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 720
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,451
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 115
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/32 404
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/37 385
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 504
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 502
City of Calimesa California Special Tax 415 4.000 09/01/37 400
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,377

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dublin Special Tax 100 4.000 09/01/45 88
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 257
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 546
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 653
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,315
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,384
City of Los Angeles Department of Airports Revenue Bonds 20,575 4.000 05/15/40 21,044
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,497
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 95
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 679
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,331
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 770
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 502
Compton Community College District General Obligation Unlimited (µ)(ae) 2,000
Zero
coupon 08/01/38 726
Compton Unified School District General Obligation Unlimited (µ) 1,250 4.000 06/01/30 1,315
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,103
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,941
Corona Community Facilities District Special Tax 100 5.000 09/01/30 108
Corona Community Facilities District Special Tax 100 5.000 09/01/31 109
Corona Community Facilities District Special Tax 180 5.250 09/01/33 199
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,473
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 108
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 300
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 538
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 628
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 406
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,208
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 438
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 851
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 610
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 124
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,068
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,055
Golden State Tobacco Securitization Corp. Revenue Bonds 1,175 5.000 06/01/31 1,331

See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 850
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 5,154
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)(ae) 1,150 5.000 06/01/40 1,204
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 475
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,102
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,232
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,315
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 700
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,074
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 850
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 458
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,062
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,815
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,227
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,092
Inglewood Unified School District General Obligation Unlimited (µ) 250 4.000 08/01/26 257
Inglewood Unified School District General Obligation Unlimited (µ) 325 5.000 08/01/28 357
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 440
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 863
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 372
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 538
Irvine Unified School District Special Tax 60 5.000 09/01/30 65
Irvine Unified School District Special Tax 50 5.000 09/01/32 54
Irvine Unified School District Special Tax 60 5.000 09/01/34 64
Irvine Unified School District Special Tax 75 5.000 09/01/36 79
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,207
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 849
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,673
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,485
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,012
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,927
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,298
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 425
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 360
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 471
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 412
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 488
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 580
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 509
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,524
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,250
Menifee Union School District Special Tax 150 5.000 09/01/42 154
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 07/01/37 6,627
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,407
Mountain View-Whisman School District General Obligation Unlimited (ae) 2,000 4.000 09/01/42 2,097
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,145
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,699

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Coast County Water District Certificate of Participation (µ) 150 4.000 10/01/34 161
North Coast County Water District Certificate of Participation (µ) 275 4.000 10/01/35 291
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 1,048
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 788
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 860
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 388
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 204
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 430
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 446
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,389
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 903
Pittsburgh Unified School District General Obligation Unlimited (µ) 225 4.000 08/01/34 237
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 711
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 296
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 254
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 540 4.000 11/01/32 575
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 429
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 568
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 107
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,392
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,056
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,216
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 528
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,072
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 312
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 410
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 526
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 241
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Roseville Joint Union High School District Certificate of Participation (µ) 300 1.000 06/01/26 276
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,892
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,830 0.785 06/01/34 1,717
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,885
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,097
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,769
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 375
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 916
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,519
San Diego County Regional Airport Authority Revenue Bonds 1,500 5.000 07/01/38 1,703
San Diego County Regional Airport Authority Revenue Bonds 1,675 5.000 07/01/39 1,886
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,742
San Diego Unified School District General Obligation Unlimited 2,735 5.000 07/01/47 2,903
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,203

See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 3,250 5.250 01/15/49 3,300
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 473
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 806
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,239
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 576
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 853
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,390
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 526
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 526
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,111
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 921
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 721
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,507
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,579
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,654
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,322
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,185
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,636
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 905
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 780
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 428
Southern California Public Power Authority Revenue Bonds 1,970 5.000 07/01/40 2,258
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,588
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,273
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,667
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,159
State of California General Obligation Unlimited 5,760 5.000 03/01/26 5,994
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,502
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,561
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,752
State of California General Obligation Unlimited 1,085 4.000 10/01/42 1,108
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 53
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 56
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 55
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 64
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 68
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 132
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 107
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 125
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,760
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 137
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 187
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 141
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 280

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 281
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 142
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 70
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 140
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 138
Tobacco Settlement Financing Corp. Revenue Bonds 240 4.000 06/01/49 235
Town of Tiburon Special Assessment 75 2.375 09/02/41 51
Town of Tiburon Special Assessment 150 2.500 09/02/46 97
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 184
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 88
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 72
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 154
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 131
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 91
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 729
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 127
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 127
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 126
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 136
University of California Revenue Bonds 13,295 5.500 05/15/40 16,016
University of California Revenue Bonds 9,000 5.000 05/15/41 9,490
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,944
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,254
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,131
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,220
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,296
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,391
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,003
384,794
Colorado - 2.5%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,759
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,678
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,035
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,255
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,052
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,047
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 784
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,704
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 391
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,337
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,590
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 420
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,110
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,844
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,541
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,359
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,013
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,357

See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,322
City & County of Denver Dedicated Excise Tax Revenue Bonds 1,880 5.000 08/01/42 1,954
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 322
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 386
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,771
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,014
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 79
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 69
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 624
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 59
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,022
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 336
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 871
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 93
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 750
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 288
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,275 5.000 11/01/24 1,305
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 11/01/25 1,045
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 678
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,414
Colorado Health Facilities Authority Revenue Bonds 1,950 5.000 08/01/33 2,105
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,610
Colorado Health Facilities Authority Revenue Bonds 6,740 5.000 08/01/35 7,184
Colorado Health Facilities Authority Revenue Bonds 500 4.000 01/01/36 514
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/37 899
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,202
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,087
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,187
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/49 770
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,700 5.000 05/15/62 2,976
Colorado Housing & Finance Authority Revenue Bonds 1,245 4.250 11/01/49 1,251
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,566
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 402
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 293
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 773
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,219
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 734
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 130
Denver Health & Hospital Authority Revenue Bonds 1,450 5.000 12/01/31 1,565
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 511
Denver Health & Hospital Authority Revenue Bonds 165 5.000 12/01/33 176
Denver Urban Renewal Authority Tax Allocation (Þ) 1,210 5.250 12/01/39 1,221
E-470 Public Highway Authority Revenue Bonds (µ) 4,040
Zero
coupon 09/01/28 3,410
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,116

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,275
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 178
E-470 Public Highway Authority Revenue Bonds 315 5.000 09/01/36 354
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 1,004
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,265
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 256
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,230
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,079
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 536
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,701
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,187
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 394
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,046
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,229
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 377
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 514
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,497
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,474
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,081
Regional Transportation District Certificate of Participation 6,725 5.000 06/01/27 6,733
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 527
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,460
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 735
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 970
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 240 4.000 12/01/23 241
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 998
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 489
State of Colorado Certificate of Participation 2,000 6.000 12/15/40 2,424
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 133
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 133
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 846
113,117
Connecticut - 2.1%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,460
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 988
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,786
City of Bridgeport General Obligation Unlimited 250 5.000 08/01/34 286
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 761
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 230
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,440
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 668
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,518
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 261
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,315
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 725
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 378
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 184
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 158

See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 321
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 487
City of New Haven General Obligation Unlimited 275 5.500 08/01/29 307
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 509
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 166
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 2,007
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 221
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 221
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 110
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 990
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 778
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 853
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,079
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 410
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 419
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 561
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 473
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,331
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 604
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,011
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 99
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,540
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,145
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 412
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,953
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 388
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,112
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,905
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 677
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 4,271
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 737
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,972
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 274
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,851
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 307
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,125
State of Connecticut General Obligation Unlimited 3,225 4.000 04/15/37 3,307
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,523
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,330
State of Connecticut Special Tax Revenue Bonds (µ) 1,025 4.000 05/01/38 1,052
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,518
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,464
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,223
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 440
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,978
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,682

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 742
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,705
95,748
Delaware - 0.2%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,267
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 350
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 373
Delaware State Economic Development Authority Revenue Bonds 65 4.000 08/01/29 64
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 99
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 161
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 874
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 651
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,139
Town of Bridgeville Special Tax 70 4.000 07/01/23 70
Town of Bridgeville Special Tax 75 4.000 07/01/24 74
Town of Bridgeville Special Tax 100 4.000 07/01/25 100
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 285 4.000 07/01/30 283
10,695
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 2,635 5.000 06/01/38 2,672
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,118
District of Columbia Housing Finance Agency (~)(Ê) 1,850 5.000 12/01/26 1,911
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,133
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,525
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,039
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,897
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,868
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 230
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,163
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 419
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,555 5.000 10/01/26 2,749
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 164
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 162
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 268
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 795
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 160
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 238
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,691
Washington Metropolitan Area Transit Authority Revenue Bonds 1,030 4.000 07/15/34 1,103
Washington Metropolitan Area Transit Authority Revenue Bonds 2,185 4.000 07/15/35 2,312
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,703
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 680
44,485
Florida - 6.9%

See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Abbott Square Community Development District Special Assessment 200 4.500 06/15/27 200
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 928
AH at Turnpike South Community Development District Special Assessment 125 2.350 05/01/26 117
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 162
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 376
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 198
Arbors Community Development District Special Assessment 120 4.500 05/01/30 120
Arbors Community Development District Special Assessment 130 5.400 05/01/43 131
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,201
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,247
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,299
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,350
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,386
Artisan Lakes East Community Development District Special Assessment (Þ) 385 2.300 05/01/26 361
Artisan Lakes East Community Development District Special Assessment 160 2.300 05/01/26 150
Astonia Community Development District Special Assessment (Þ) 165 2.500 05/01/26 156
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 221
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 201
Ave Maria Stewardship Community District Special Assessment 950 2.875 05/01/27 906
Ave Maria Stewardship Community District Special Assessment 275 3.000 05/01/27 262
Ave Maria Stewardship Community District Special Assessment (µ) 2,230 2.750 05/01/33 2,185
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,649
Avenir Community Development District Special Assessment 150 4.500 05/01/30 148
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 149
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 125 2.375 05/01/26 118
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 250 2.875 05/01/31 217
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 44
Bauer Drive Community Development District Special Assessment 150 4.500 06/15/30 150
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 407
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 791
Berry Bay Community Development District Special Assessment 335 4.625 05/01/30 336
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 251
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 193
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 211
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 217
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 712
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 642
Bridgewalk Community Development District Special Assessment 165 2.500 06/15/27 151
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 250
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 109
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 82
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 948
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 453
Celebration Community Development District Special Assessment 105 2.250 05/01/26 98
Celebration Community Development District Special Assessment 115 2.750 05/01/31 99
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 217
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 718

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 118
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 405
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 130
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 649
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 922
CFM Community Development District Special Assessment 190 2.400 05/01/26 179
CFM Community Development District Special Assessment 125 2.875 05/01/31 108
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 188
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 244
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 225
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 234
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 244
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 259
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,291
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 839
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,293
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,491
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,806
City of North Port Special Assessment (µ)(ae) 1,135 5.000 07/01/26 1,138
City of Palmetto Revenue Bonds 250 4.250 06/01/27 251
City of Palmetto Revenue Bonds 400 5.000 06/01/32 420
City of Palmetto Revenue Bonds 300 5.125 06/01/42 303
City of Pompano Beach Revenue Bonds 600 1.450 01/01/27 527
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,079
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 674
City of Tampa Revenue Bonds 720 5.000 07/01/32 791
City of Tampa Revenue Bonds 725 5.000 07/01/33 793
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,324
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,904
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,250
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,961
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 182
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 421
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 215
Coddington Community Development District Special Assessment 280 4.200 05/01/27 277
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,576
Connerton East Community Development District Special Assessment 695 4.250 06/15/30 696
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 595
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 620
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 160
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 211
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 171
Cordova Palms Community Development District Special Assessment 105 5.300 05/01/32 105
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 248
Corkscrew Farms Community Development District Special Assessment (Þ) 15 3.750 11/01/23 15
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 155

See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 105
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 101
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,507
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,649
County of Miami-Dade Aviation Revenue Bonds 2,000 4.000 10/01/36 2,043
County of Miami-Dade Aviation Revenue Bonds 2,250 4.000 10/01/37 2,283
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,149
County of Miami-Dade Aviation Revenue Bonds 1,900 4.000 10/01/40 1,898
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 986
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,497
County of Miami-Dade Transit System Revenue Bonds 2,535 5.000 07/01/43 2,799
County of Miami-Dade Transit System Revenue Bonds 12,015 5.000 07/01/44 13,230
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 777
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,270
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,275
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 427
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 373
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 265
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 463
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 626
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 545
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 818
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 115
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 114
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,268
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 789
County of St. Johns Water & Sewer Revenue Bonds 5,000 5.000 06/01/47 5,574
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,134
Crossings Community Development District Special Assessment 1,745 5.000 05/01/42 1,673
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 636
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 643
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 363
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 111
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 291
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 333
Deer Run Community Development District Special Assessment 1,135 5.400 05/01/39 1,144
Deerbrook Community Development District Revenue Bonds 345 4.375 05/01/30 343
DG Farms Community Development District Special Assessment 100 2.750 05/01/25 96
Downtown Doral South Community Development District Special Assessment (Þ) 105 3.875 12/15/23 105
DW Bayview Community Development District Special Assessment (Þ) 40 2.375 05/01/26 38
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 52
Eagle Pointe Community Development District Special Assessment (Þ) 25 3.000 05/01/25 24
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 55
East Bonita Beach Road Community Development District Special Assessment (Þ) 20 3.875 11/01/23 20
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 339
East Nassau Stewardship District Special Assessment 170 2.400 05/01/26 160

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 210
Eden Hills Community Development District Special Assessment 60 3.250 05/01/27 57
Edgewater East Community Development District Special Assessment 40 2.500 05/01/26 37
Edgewater East Community Development District Special Assessment 150 3.000 05/01/27 139
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 88
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 200
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 238
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,064
Enbrook Community Development District Special Assessment (Þ) 155 2.500 05/01/25 149
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 313
Epperson North Community Development District Special Assessment 90 2.500 05/01/26 85
Epperson North Community Development District Special Assessment 305 2.450 11/01/26 284
Epperson North Community Development District Special Assessment 170 3.000 05/01/31 149
Epperson North Community Development District Special Assessment 295 3.100 11/01/31 258
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 387
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 449
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 379
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 292
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 395
Escambia County Health Facilities Authority Revenue Bonds 1,540 5.000 08/15/36 1,610
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 166
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 488
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 97
Esplanade Lake Club Community Development District Special Assessment 190 4.000 11/01/40 165
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 170
Florida Development Finance Corp. Revenue Bonds (Þ) 115 3.000 06/01/23 115
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 107
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/26 37
Florida Development Finance Corp. Revenue Bonds (Þ) 610 1.750 06/01/26 594
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 95
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 37
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 33
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 100
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 129
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 167
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 938
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 784
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 822
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 106
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 92
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,288
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 1,945
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,347
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,814
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 869
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 128
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 198
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,137

See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,613
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,814
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,039
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 773
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 139
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 5,038
Florida Municipal Power Agency Revenue Bonds 400 3.000 10/01/32 383
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 206
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 197
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 49
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 102
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 102
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 106
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 111
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 110
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 820
Golden Lakes Community Development District Special Assessment (µ) 30 3.250 05/01/23 30
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 79
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 532
Gracewater Sarasota Community Development District Special Assessment 470 2.400 05/01/26 442
Grand Oaks Community Development District Special Assessment 150 2.625 11/01/26 140
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 709
Grove Resort Community Development District Special Assessment 145 2.950 05/01/27 134
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 824
Harmony West Community Development District Special Assessment (Þ) 130 4.125 05/01/24 130
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 427
Harmony West Community Development District Special Assessment 200 4.125 05/01/30 199
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 624
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 622
Heritage Harbor North Community Development District Special Assessment 150 5.000 05/01/34 152
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 295
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 281
Hills Minneola Community Development District Special Assessment (Þ) 135 3.000 05/01/25 131
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 127
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,024
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 997
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 8,157
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 11,151
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 316
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 451
Hyde Park Community Development District No. 2 Special Assessment 425 3.250 05/01/27 405
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 340
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 86
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 154
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 115
Kingman Gate Community Development District Special Assessment 165 2.500 06/15/26 156

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 228
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 359
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 368
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 378
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 392
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 402
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,419
Lakewood Park Community Development District Special Assessment 190 4.750 05/01/30 191
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 2.500 05/01/25 96
Lakewood Ranch Stewardship District Special Assessment 615 2.125 05/01/26 574
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 516
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 517
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 278
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 90
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 221
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 351
Laurel Road Community Development District Special Assessment 330 2.600 05/01/26 311
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 836
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,388
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 136
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 963
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 300 3.800 05/01/27 293
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 526
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 110
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 110
Meadow View at Twin Creeks Community Development District Special Assessment 575 2.400 05/01/26 540
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 179
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 258
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,092
Merrick Square Community Development District Special Assessment 200 4.500 05/01/30 200
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 477
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 885 5.000 05/01/37 880
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 437
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 538
North Dade Community Development District Special Assessment 84 3.000 05/01/23 84
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 90
North Dade Community Development District Special Assessment 96 3.500 05/01/26 94
North Dade Community Development District Special Assessment 100 3.500 05/01/27 98
North Dade Community Development District Special Assessment 99 3.500 05/01/28 97
North Dade Community Development District Special Assessment 327 3.750 05/01/31 322
North Dade Community Development District Special Assessment 824 4.000 05/01/38 787
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 1,999
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 662
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 4,067
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 180
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,853

See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 499
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 146
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 86
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 574
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 841
Palm Coast Park Community Development District Special Assessment 220 2.400 05/01/26 207
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 760
Park East Community Development District Special Assessment 370 2.400 11/01/26 338
Parker Road Community Development District Special Assessment 190 3.100 05/01/25 185
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 232
Parkview at Long Lake Ranch Community Development District Special Assessment 390 2.500 05/01/25 375
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 94
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 101
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 107
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 112
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 460 4.000 05/01/25 461
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 500 4.000 05/01/27 507
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 386
Pine Isle Community Development District Special Assessment (Þ) 250 2.375 12/15/26 233
Pine Isle Community Development District Special Assessment 115 4.500 06/15/30 115
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 89
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 526
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 813
Portico Community Development District Special Assessment 25 3.250 05/01/31 22
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 191
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 302
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,425
Reedy Creek Improvement District General Obligation Limited (ae) 5,000 5.000 06/01/25 5,007
Reedy Creek Improvement District General Obligation Limited (ae) 4,870 5.000 06/01/26 4,877
Reedy Creek Improvement District General Obligation Limited (ae) 4,540 5.000 06/01/38 4,546
Reunion East Community Development District Special Assessment 550 2.400 05/01/26 519
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 606
Reunion West Community Development District Special Assessment 125 2.600 05/01/27 118
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 380
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 371
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 360
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 385
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 367
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 495
River Glen Community Development District Special Assessment 151 2.500 05/01/29 139
River Glen Community Development District Special Assessment 159 2.500 05/01/31 140
River Glen Community Development District Special Assessment 750 3.000 05/01/31 659
River Glen Community Development District Special Assessment 509 3.000 05/01/34 459
River Glen Community Development District Special Assessment 750 3.000 05/01/36 593
River Glen Community Development District Special Assessment 685 3.000 05/01/38 553

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
River Landing Community Development District Special Assessment 850 4.125 05/01/40 740
Rivers Edge III Community Development District Special Assessment (Þ) 210 2.400 05/01/26 197
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 263
Rivington Community Development District Special Assessment 350 3.250 05/01/27 333
Rivington Community Development District Special Assessment 430 3.625 05/01/32 388
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 319
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 361
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 385
Rye Crossing Community Development District Special Assessment 205 4.125 05/01/30 203
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 81
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 152
Sanctuary Cove Community Development District Special Assessment 135 2.125 05/01/26 126
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 161
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 293
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 596
Sandmine Road Community Development District Special Assessment 245 2.300 11/01/26 229
Sandmine Road Community Development District Special Assessment 100 5.000 11/01/29 101
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 123
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,357
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 117
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,907
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 281
Scenic Terrace South Community Development District Special Assessment 75 3.750 05/01/27 73
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,157
School District of Broward County General Obligation Limited 885 5.000 07/01/39 997
School District of Broward County General Obligation Limited 590 5.000 07/01/40 661
Sedona Point Community Development District Special Assessment 300 4.125 06/15/30 298
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 348
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 350
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 503
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 554
Shingle Creek at Bronson Community Development District Special Assessment 200 2.500 06/15/26 188
Siena North Community Development District Special Assessment 135 2.875 06/15/27 126
Silver Palms West Community Development District Special Assessment 415 2.600 06/15/27 378
Silverlake Community Development District Special Assessment 200 4.500 05/01/30 201
Somerset Community Development District Special Assessment 200 4.000 05/01/24 199
Somerset Community Development District Special Assessment 215 4.000 05/01/25 213
Somerset Community Development District Special Assessment 600 4.000 05/01/26 593
Somerset Community Development District Special Assessment 625 4.000 05/01/27 615
Somerset Community Development District Special Assessment 260 4.000 05/01/32 245
Sorrento Pines Community Development District Revenue Bonds 200 4.375 05/01/30 199
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 98
South Fork East Community Development District Special Assessment 260 3.000 05/01/31 235
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,933
South Fork East Community Development District Special Assessment 599 3.000 05/01/38 467
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 204
South Village Community Development District Special Assessment 415 3.500 05/01/32 411
South Village Community Development District Special Assessment 230 3.750 05/01/38 217

See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Groves Community Development District No. 5 Special Assessment 95 2.875 05/01/24 93
Southern Groves Community Development District No. 5 Special Assessment 180 2.400 05/01/26 169
Southern Groves Community Development District No. 5 Special Assessment 745 2.800 05/01/31 641
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 190
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 193
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 199
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 202
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 206
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 215
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 218
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,144
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,172
Stonewater Community Development District Special Assessment (Þ) 220 2.250 11/01/26 204
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 478
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,231
Stoneybrook North Community Development District Special Assessment 265 5.500 11/01/29 268
Stoneybrook South at Championsgate Community Development District Special
Assessment 235 4.500 06/15/30 236
Storey Drive Community Development District Special Assessment 200 2.550 06/15/27 185
Summer Woods Community Development District Special Assessment 195 2.500 05/01/26 184
Summerstone Community Development District Special Assessment (Þ) 235 2.200 05/01/26 221
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 482
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 354
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,743
Tern Bay Community Development District Special Assessment 1,000 3.125 06/15/27 939
Terreno Community Development District Special Assessment 375 4.250 05/01/30 371
Timber Creek Community Development District Special Assessment (Þ) 90 4.125 11/01/24 90
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 402
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 530
Timber Creek Southwest Community Development District Special Assessment 395 2.500 06/15/25 379
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 578
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 283
Tolomato Community Development District Special Assessment (µ) 725 3.000 05/01/23 725
Tolomato Community Development District Special Assessment 230 3.500 05/01/24 228
Tolomato Community Development District Special Assessment 1,750 2.625 05/01/27 1,624
Tolomato Community Development District Special Assessment 445 2.875 05/01/27 417
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,508
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,793
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,309
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,145
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 830
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 508
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,892
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 589
Tradition Community Development District No. 9 Special Assessment 190 2.300 05/01/26 179
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 231
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 385
Tuckers Pointe Community Development District Special Assessment 50 3.000 05/01/27 47
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 89

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Two Rivers North Community Development District Special Assessment 130 4.625 05/01/27 129
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 622
Union Park East Community Development District Special Assessment (Þ) 135 2.400 05/01/26 127
Varrea South Community Development District Special Assessment 340 4.250 05/01/30 339
V-Dana Community Development District Special Assessment 375 2.600 05/01/26 356
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 111
Veranda Community Development District II Special Assessment (Þ) 35 2.500 05/01/26 33
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 48
Verano No. 3 Community Development District Special Assessment 80 2.375 05/01/26 75
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 106
Viera Stewardship District Special Assessment 250 2.300 05/01/26 234
Viera Stewardship District Special Assessment 460 2.800 05/01/31 396
Village Community Development District No. 12 Special Assessment 1,420 3.800 05/01/28 1,408
Village Community Development District No. 13 Special Assessment 1,000 1.800 05/01/26 930
Villages of Glen Creek Community Development District Special Assessment 135 2.700 05/01/27 125
Villamar Community Development District Special Assessment 255 3.625 05/01/32 231
Villamar Community Development District Special Assessment 370 3.500 11/01/32 329
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,344
Watergrass Community Development District II Special Assessment 135 4.000 05/01/23 135
Watergrass Community Development District II Special Assessment 285 2.000 05/01/26 265
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 777
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 870
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,263
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 991
West Port Community Development District Special Assessment 200 4.250 05/01/27 197
West Villages Improvement District Special Assessment 825 3.125 05/01/31 728
Westside Haines City Community Development District Special Assessment 125 2.500 05/01/26 118
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 189
Westview North Community Development District Special Assessment 400 5.000 06/15/29 402
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 100
Willows Community Development District Special Assessment 400 4.700 05/01/29 402
Wind Meadows South Community Development District Special Assessment (Þ) 920 5.375 05/01/43 915
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.250 05/01/27 333
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.625 05/01/32 316
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 105
Wiregrass II Community Development District Special Assessment 125 4.500 05/01/27 124
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 236
311,123
Georgia - 1.9%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,355 2.375 07/01/26 1,309
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,680 2.875 07/01/31 1,571
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 765
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 974
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 513
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 285 2.250 10/01/32 285
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 692
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 779
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,328
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,518

See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 222
Downtown Smyrna Development Authority Revenue Bonds 2,645 5.000 02/01/27 2,881
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/54 2,169
Fulton County Development Authority Revenue Bonds (Þ) 140 3.000 04/01/24 137
Gwinnett County School District General Obligation Unlimited 7,565 5.000 08/01/26 8,138
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 395
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,305
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 535
Main Street Natural Gas, Inc. Revenue Bonds 2,455 5.000 05/15/28 2,543
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,922
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,180 4.000 04/01/48 6,185
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 4,250 4.000 08/01/48 4,256
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,482
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,009
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,493
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 06/01/53 6,327
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,395 5.000 07/01/53 1,490
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 1,700 3.875 10/01/48 1,708
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 502
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,552
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,924
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,929
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 390
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 775
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,003
State of Georgia General Obligation Unlimited 4,585 5.000 07/01/24 4,690
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,177
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,502
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,305
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 235
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 353
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 927
84,610
Guam - 1.1%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 472
Guam Business Privilege Tax Revenue Bonds 1,125 5.000 01/01/29 1,189
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 955
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 828
Guam Business Privilege Tax Revenue Bonds 2,000 4.000 01/01/36 1,944
Guam Department of Education Certificate of Participation 515 3.625 02/01/25 502
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 266
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 153
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 232
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 157
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,405
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,505
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 314
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 625

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 314
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,386
Guam Government Waterworks Authority Revenue Bonds 5,200 5.000 01/01/46 5,268
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,136
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,918
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,810
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,460
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,039
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 8,032
Territory of Guam Revenue Bonds 50 5.000 11/01/27 53
Territory of Guam Revenue Bonds 50 5.000 11/01/28 53
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,078
Territory of Guam Revenue Bonds 50 5.000 11/01/29 54
Territory of Guam Revenue Bonds 50 5.000 11/01/30 54
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,628
Territory of Guam Revenue Bonds 555 5.000 12/01/35 569
Territory of Guam Revenue Bonds 980 5.000 12/01/36 999
47,398
Hawaii - 0.1%
City & County of Honolulu Wastewater System Revenue Bonds 1,750 4.000 07/01/42 1,744
Hawaii State General Obligation 1,500 5.000 01/01/37 1,659
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 276
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 237
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 345
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,181
5,442
Idaho - 0.3%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,404
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,136
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,092
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,456
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,674
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,044
Idaho Housing & Finance Association Revenue Bonds 875 5.000 07/15/35 1,002
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 510
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 647
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,252
Idaho State Building Authority Revenue Bonds 210 5.000 09/01/23 211
14,428
Illinois - 14.0%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 468
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,119
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 658
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 212
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 46
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 30

See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 33
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 121
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 286
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 137
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 170
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,932
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 696
Chicago Board of Education General Obligation Unlimited (µ) 17,825 5.000 12/01/27 18,979
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,794
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,973
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,688
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,602
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,984
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,145
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,061
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,937
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,273
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,421
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,759
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,440
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,572
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,758
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 285
Chicago Board of Education Revenue Bonds 575 5.000 04/01/35 596
Chicago Board of Education Revenue Bonds 640 5.000 04/01/36 659
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,827
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 951
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,482
Chicago Midway International Airport Revenue Bonds 2,000 5.000 01/01/41 2,058
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,593
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,026
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,606
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,785
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,377
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,797
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,597
Chicago O'Hare International Airport Revenue Bonds 5,750 5.000 01/01/37 6,101
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,474
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 395
Chicago O'Hare International Airport Revenue Bonds 1,825 4.000 01/01/44 1,775
Chicago O'Hare International Airport Revenue Bonds 2,250 5.250 12/01/49 2,283
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,146
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,998
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,123
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,190
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 584
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 713
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 608

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,580
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,346
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,185 5.000 01/01/28 4,544
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,210 5.000 01/01/29 7,969
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,398
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 21,255
Chicago Sales Tax Securitization Corp. Revenue Bonds 635 5.000 01/01/35 680
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 705
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 264
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,337
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 219
City of Belleville Sales Tax Revenue Tax Allocation 70 3.250 07/01/29 68
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 301
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 803
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 901
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 440
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 595
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,720
City of Chicago General Obligation Unlimited 465 5.000 01/01/27 487
City of Chicago General Obligation Unlimited 1,650 5.000 01/01/28 1,747
City of Chicago General Obligation Unlimited 925 5.250 01/01/28 945
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,342
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 738
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 938
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,580
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,325
City of Chicago General Obligation Unlimited 4,000 5.250 01/01/32 4,022
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,106
City of Chicago General Obligation Unlimited 1,525 4.000 01/01/35 1,502
City of Chicago General Obligation Unlimited 5,600 5.000 01/01/35 5,659
City of Chicago General Obligation Unlimited 5,695 4.000 01/01/36 5,487
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,742
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 5,055
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,225
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 566
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.200 12/01/29 299
City of Chicago Special Assessment Revenue Bonds (Þ) 350 3.290 12/01/30 321
City of Chicago Special Assessment Revenue Bonds (Þ) 375 3.380 12/01/31 342
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.450 12/01/32 273
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 509
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 907
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,051
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,658
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,078
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,587
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,043
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,467
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 322

See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,019
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 2,801
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,045
City of Galesburg Revenue Bonds 300 5.000 10/01/30 325
City of Galesburg Revenue Bonds 560 4.000 10/01/36 540
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,122
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,114
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,215
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,356
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,711
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,357
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,472
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 651
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 693
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 788
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 132
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 221
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 336
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 345
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 290
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,507
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 598
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 633
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,813
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 471
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,101
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,211
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,276
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,405
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 338
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,337
County of Cook Sales Tax Revenue Bonds 1,000 4.000 11/15/37 1,003
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,769
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 292
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 844
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 454
County of DuPage General Obligation Limited 600 5.000 01/01/28 633
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 491
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 506
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,025
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 559
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 509
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 520
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,332
Illinois Finance Authority Revenue Bonds 3,000 4.000 06/15/25 3,035
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 292
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 448

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 510
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 292
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,016
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 461
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 151
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,031
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 287
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 262
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,241
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 410
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 542
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 474
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 253
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 330
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 416
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 261
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 167
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 267
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 334
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 840
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 313
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 519
Illinois Finance Authority Revenue Bonds 1,695 5.000 08/15/33 1,945
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 400
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 795
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 732
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 216
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,020
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,750
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,026
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,310
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 7,092
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,018
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 761
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,035
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 95
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 980
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 91
Illinois Finance Authority Revenue Bonds 325 5.000 09/01/46 330
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,540
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,245
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,950
Illinois General Obligation Unlimited 400 4.000 11/01/34 404
Illinois General Obligation Unlimited 365 5.250 05/01/38 401
Illinois General Obligation Unlimited 490 5.250 05/01/39 536
Illinois General Obligation Unlimited 440 5.250 05/01/40 479
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,556
Illinois Sports Facilities Authority (The) Revenue Bonds 1,450 5.000 06/15/30 1,484

See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,017
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 488
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,257
Illinois State Toll Highway Authority Revenue Bonds 9,925 5.000 01/01/37 10,159
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 365
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 517
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,156
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 950 4.000 12/15/34 1,011
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,834
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,260
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,181
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,183
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 279
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 341
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 409
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 657
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 862
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 904
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 517
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,042
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,704
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 235
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,047
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 874
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 373
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 4,370 4.341 06/15/30 3,379
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,366
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 583
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 629
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,633
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 522
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 352
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 934
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 997
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,555
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/28 352
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 924
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 357
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,131

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 492
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 514
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,452
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,111
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,678
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,224
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 736
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 692
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 742
Sales Tax Securitization Corp. Revenue Bonds 725 5.000 01/01/26 759
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,389
Sales Tax Securitization Corp. Revenue Bonds 3,500 5.000 01/01/29 3,869
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,415
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 811
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 523
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 518
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,238
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,299
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,366
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,553
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 1,001
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 130
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 52
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 57
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 51
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 60
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,512
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 873
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 208
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 265
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 328
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 298
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 483
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,554
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,206
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,053
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 976
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,264
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 404
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,083
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,468
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,407
State of Illinois General Obligation Unlimited 750 5.000 02/01/26 781
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 110
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,573
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,458

See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 250 5.000 03/01/27 265
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 127
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 3,750
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 795
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,096
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,749
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,675
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,461
State of Illinois General Obligation Unlimited 3,550 5.000 10/01/29 3,857
State of Illinois General Obligation Unlimited 4,475 5.000 11/01/29 4,790
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,639
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,072
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,206
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 251
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 2,025
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 121
State of Illinois General Obligation Unlimited 1,200 5.000 05/01/38 1,258
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,507
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 968
State of Illinois General Obligation Unlimited 5,000 4.000 10/01/40 4,809
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 748
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 747
State of Illinois General Obligation Unlimited 500 5.500 03/01/47 547
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,064
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 924
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 511
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,047
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 3,109
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,714
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,262
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,420
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,139
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 400
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,136
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 611
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 428
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 531
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 688
Village of Mundelein General Obligation Unlimited (µ) 845 4.000 12/15/39 854
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 663
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 678
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,536
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,640
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,130
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,177
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 748
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 567
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,634

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 409
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 864
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,156
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,287
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 670
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,013
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,522
636,713
Indiana - 0.6%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,481
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,227
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,346
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,274
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 565
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,074
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 6,500 0.120 05/01/28 6,499
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,206
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 908
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 359
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 553
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,124
Indiana Finance Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,040 1.010 11/01/39 1,040
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 387
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,131
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,076
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,180
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,120
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,222
28,834
Iowa - 0.6%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,319
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 267
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 870
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,097
City of Coralville Certificate of Participation 385 4.000 06/01/27 375
City of Coralville Certificate of Participation 840 4.000 06/01/31 804
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 778
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,464
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,346
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,703
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 841
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 450
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 548
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 602
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,010

See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 885
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 382
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 401
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 141
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 319
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 389
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 391
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 420
Tobacco Settlement Financing Corp. Revenue Bonds 565 4.000 06/01/49 559
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,197
25,558
Kansas - 0.3%
City of Manhattan Revenue Bonds 330 4.000 06/01/27 311
City of Manhattan Revenue Bonds 625 4.000 06/01/36 509
City of Prairie Village Tax Allocation 315 2.875 04/01/30 280
City of Prairie Village Tax Allocation 500 3.125 04/01/36 403
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 94
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,176
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,057
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,055
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,831
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,531
Wyandotte County City Unified Government Revenue Bonds 1,565 4.500 06/01/40 1,437
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/37 787
12,471
Kentucky - 0.7%
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,727
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 775
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 817
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 2,752
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,740
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,993
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 3,049
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,201
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,629
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,002
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 466
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 139
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 141
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 159
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 820
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,838
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,229
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 882
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,211
30,570
Louisiana - 1.4%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,455

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 285
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 300
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 342
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 312
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 503
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 535
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,045
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 85 4.000 06/01/40 84
City of New Orleans Sewerage Service Revenue Bonds (ae) 1,000 5.000 06/01/40 1,045
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 185
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,106
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,057
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,033
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,767
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 3,910 0.180 08/01/35 3,910
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 3,100 0.180 12/01/40 3,100
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,005
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,633
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 367
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 2,039
Juban Trails Community Development District Special Assessment 100 3.375 06/01/27 94
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 260
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 730
Louisiana Housing Corp. Revenue Bonds 975 4.500 12/01/47 983
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,765
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 4,250 3.500 11/01/32 3,921
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 514
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,952
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,050
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,653
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 686
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 855
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,084
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 925
Louisiana Public Facilities Authority Revenue Bonds 1,110 4.000 10/01/37 1,079
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 93
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,403
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,384
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,071
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 688
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 550 3.860 05/01/43 537
State of Louisiana General Obligation Unlimited 3,370 5.000 03/01/38 3,816
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,107

See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,328
64,208
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 257
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 955
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 534
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 512
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,623
3,881
Maryland - 1.5%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 85
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 70
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 85
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 148
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 151
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 182
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 209
Baltimore Research Park Project Revenue Bonds 210 4.000 01/01/39 197
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 323
City of Baltimore Revenue Bonds 150 4.500 06/01/33 147
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,518
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,098
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 617
City of Baltimore Revenue Bonds 100 4.875 06/01/42 96
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 335
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 562
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 570
County of Baltimore Revenue Bonds 1,050 4.000 01/01/24 1,048
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,804
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,071
County of Frederick Special Tax 750 4.000 07/01/35 771
County of Frederick Special Tax 860 4.000 07/01/36 877
County of Frederick Special Tax 500 4.000 07/01/38 502
County of Frederick Special Tax 500 4.000 07/01/39 499
County of Frederick Special Tax 500 4.000 07/01/40 494
County of Frederick Tax Allocation 890 3.250 07/01/29 832
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,565
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,116
Maryland Community Development Administration Revenue Bonds 2,600 4.500 09/01/48 2,630
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,581
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,652
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,071
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,338
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,350 0.230 04/01/35 1,350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,026
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,152
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,075
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,209

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 6,028
State of Maryland Department of Transportation Revenue Bonds 2,500 3.000 10/01/33 2,505
State of Maryland General Obligation Unlimited 6,600 5.000 03/15/32 7,669
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,976
State of Maryland General Obligation Unlimited 5,500 5.000 06/01/37 6,417
66,651
Massachusetts - 1.1%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,096
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,192
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,067
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 4,009
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 2,001
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,339
Massachusetts Bay Transportation Authority Revenue Bonds 5,000 5.000 06/01/36 5,493
Massachusetts Clean Water Trust (The) Revenue Bonds (Consumer Price Index  +
0.990%)(Ê) 5,000 3.900 08/01/23 5,043
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 974
Massachusetts Development Finance Agency Revenue Bonds (Þ) 115 4.000 11/15/23 115
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,047
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,755
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,223
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,263
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 763
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 847
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 177
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 402
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 423
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,008
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,661
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,870
Massachusetts State General Obligation 5,425 5.250 01/01/44 5,921
48,689
Michigan - 2.5%
Allendale Public School District General Obligation Unlimited 2,725 5.000 05/01/23 2,725
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,525
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 780
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 237
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 36
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 83
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 274
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 142
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 509
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 787
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 356
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 375
City of Detroit General Obligation Unlimited 275 5.000 04/01/36 284

See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 307
City of Detroit General Obligation Unlimited 250 5.000 04/01/38 255
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 3,160 0.735 07/01/32 2,944
City of Saginaw Water Supply System Revenue Bonds (µ) 355 4.000 07/01/34 380
City of Saginaw Water Supply System Revenue Bonds (µ) 185 4.000 07/01/35 197
City of Saginaw Water Supply System Revenue Bonds (µ) 190 4.000 07/01/36 199
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 423
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 711
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,812
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 982
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,140
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,070
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,552
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,111
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,050
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 156
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 387
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 141
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 110
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,069
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 7,950
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 118
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 1,031
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,224
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,589
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,071
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 521
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,506
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 923
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,073
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,485
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 656
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,076
Michigan Finance Authority Revenue Bonds 2,050 5.250 02/01/27 2,076
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,705
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,487
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,426
Michigan Finance Authority Revenue Bonds 2,900 5.000 11/15/29 2,993
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,731
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,015
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 271
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,019
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,612
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 514
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,478
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 587
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,376

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 704
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,445
Michigan Finance Authority Revenue Bonds 1,210 5.000 06/01/49 1,234
Michigan Mathematics & Science Initiative Revenue Bonds 390 4.000 01/01/31 366
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,580 5.000 12/01/25 4,653
Michigan State Housing Development Authority Revenue Bonds 4,390 4.250 12/01/49 4,408
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,429
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,515
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,566
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,748
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/31 1,090
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 991
Summit Academy North Revenue Bonds 440 2.250 11/01/26 402
Summit Academy North Revenue Bonds 780 4.000 11/01/31 719
Van Buren Public Schools General Obligation Unlimited (µ) 1,925 4.000 11/01/37 1,955
Van Buren Public Schools General Obligation Unlimited (µ) 2,000 4.000 11/01/38 2,022
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 653
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 337
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,979
Wayne County Airport Authority Revenue Bonds 1,505 5.000 12/01/40 1,665
Wayne County Airport Authority Revenue Bonds 1,325 5.000 12/01/41 1,460
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,445
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 681
115,292
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,096
City of Independence Revenue Bonds 175 4.000 07/01/31 160
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,631
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 2,715
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 180
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 235
City of Woodbury Revenue Bonds 55 3.000 12/01/30 51
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 626
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 493
Duluth Independent School District No. 709 Certificate of Participation 375 5.000 02/01/25 387
Duluth Independent School District No. 709 Certificate of Participation 450 5.000 06/15/31 483
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,300 4.250 12/01/32 1,291
Metropolitan Council General Obligation Unlimited 1,590 5.000 12/01/24 1,642
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 830
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,098
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 633
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 232

See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 490
15,451
Mississippi - 0.8%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,427
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 11,840 0.180 12/01/30 11,840
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 8,165 0.180 11/01/35 8,165
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,870 4.000 11/01/35 3,870
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 103
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 104
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,017
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 105
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 132
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 185
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 222
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,050
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 704
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,390
Mississippi Home Corp. Revenue Bonds 565 4.000 12/01/44 564
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,052
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 474
36,404
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,035
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 130
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 99
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,030
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,377
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 571
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 43
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 920
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 40
Maryland Heights Industrial Development Authority Revenue Bonds 800 4.375 03/15/30 731
Missouri Southern State University Revenue Bonds 90 3.000 10/01/26 87
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 120
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 101
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 126
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,310
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 115
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,491
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 338
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,636
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,877
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/40 1,078
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/49 1,047
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 319
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 266

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Industrial Development Authority Revenue Bonds 195 2.500 11/01/29 178
Wright City R-II School District General Obligation Unlimited (µ) 555 6.000 03/01/34 703
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 621
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,217
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,213
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,086
28,065
Montana - 0.2%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 524
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 429
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,261
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,630
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 677
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 437
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,064
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,423
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,592
9,037
Nebraska - 0.4%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,078
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,006
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,575
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,137
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 5,000 5.000 03/01/50 5,036
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 756
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,861
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 240
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 770
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,342
19,801
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 81
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 392
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,761
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,259
City of Sparks Tourism Improvement District 1 Revenue Bonds (Þ) 625 2.500 06/15/24 611
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,849
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,388
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/30 121
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 121
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 115
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 131
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,129
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,781
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,172
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,520
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 99
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 131
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 292

See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 157
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,402
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 103
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,873
Las Vegas Convention & Visitors Authority Revenue Bonds 365 5.000 07/01/43 383
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,120
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,128
Nevada Department of Business & Industry Revenue Bonds (Þ) 340 5.000 07/15/27 342
Nevada Department of Business & Industry Revenue Bonds (Þ) 525 4.500 12/15/29 509
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 200
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,680
28,850
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 837
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 637
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,480
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,495 5.000 08/01/33 2,667
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,518
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 863
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 896
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,847
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 943
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,634
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 981
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,020 5.000 08/01/38 2,114
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/39 1,044
18,461
New Jersey - 3.5%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 516
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 475
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 809
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 335
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 357
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 376
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 400
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 287
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,609
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 2,000
City of Trenton General Obligation Unlimited (µ) 1,510 5.000 07/15/23 1,514
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 70
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 506
Jersey City General Obligation Unlimited 450 5.000 11/01/31 496
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 616
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 719
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 544
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 795
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,990
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,168
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,757

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.500 06/15/30 990
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 343
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 710
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,286
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 344
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,057
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 308
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 349
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 347
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 1,002
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,633
New Jersey Economic Development Authority Revenue Bonds 2,315 5.000 06/15/41 2,498
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,417
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,132
New Jersey Educational Facilities Authority Revenue Bonds 1,125 5.000 07/01/33 1,241
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 601
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 693
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,923
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,980
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,190
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,067
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,361
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 320
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,065
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,012
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,169
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 148
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 180
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 346
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 3.500 07/01/25 4,967
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 255
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,890
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,515 4.750 10/01/50 2,558
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,023
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,025 2.493 12/15/26 1,793
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,675 5.000 01/01/27 1,710
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,467
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 897
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,735 5.000 06/15/30 6,058
New Jersey Transportation Trust Fund Authority Revenue Bonds 585 5.000 06/15/31 617
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 2.851 12/15/31 1,605
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 820
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,037
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,418
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,067
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 852
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.591 12/15/35 1,829
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,443

See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,071
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 12,520
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,509
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 698
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,232
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,358
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,868
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,151
Newark Board of Education General Obligation Unlimited (µ) 1,425 5.000 07/15/32 1,633
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 1,021
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 684
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,038
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 550
Sayreville School District General Obligation Unlimited (µ) 2,100 4.000 01/15/38 2,146
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 221
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,236
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,115
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,825
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,344
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,162
Tobacco Settlement Financing Corp. Revenue Bonds 20 3.200 06/01/27 20
159,759
New Mexico - 0.2%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,029
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/40 2,470
New Mexico Mortgage Finance Authority Revenue Bonds 590 2.250 07/01/23 587
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 4,880 5.000 07/01/26 5,224
9,310
New York - 9.8%
Albany Capital Resource Corp. Revenue Bonds 1,120 4.000 06/01/29 1,062
Brooklyn Arena Local Development Corp. Revenue Bonds 2,750 5.000 07/15/25 2,809
Brooklyn Arena Local Development Corp. Revenue Bonds 170 1.625 11/01/25 158
Buffalo Sewer Authority Revenue Bonds (µ) 240 4.000 06/15/35 248
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 110
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 537
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 751
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 99
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 408
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 348
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 643
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 535
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 591
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 457
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 606
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 684
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,022
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,270 4.250 04/01/42 1,266
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,449

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,474
City of New York General Obligation Unlimited 3,780 5.000 06/01/35 3,921
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,349
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,908
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,311
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 21,409
City of New York General Obligation Unlimited 470 4.000 03/01/42 465
City of New York General Obligation Unlimited 275 5.000 04/01/45 291
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 3,088
City of Syracuse General Obligation Limited (µ) 785 4.000 05/15/33 828
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,368
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,558
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,412
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,069
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,222
City of Yonkers General Obligation Unlimited (µ) 750 5.000 09/01/24 769
City of Yonkers General Obligation Unlimited (µ) 430 5.000 10/15/25 452
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,821
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 484
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 708
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 8,030
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,049
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,592
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,889
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,147
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,099
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(Ê) 745 2.545 05/01/33 745
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 823
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,094
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,363
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,979
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,000 1.650 09/01/49 1,943
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,807
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 77
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,947
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 235
Metropolitan Transportation Authority Revenue Bonds 1,695 5.000 11/15/28 1,816
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,139
Metropolitan Transportation Authority Revenue Bonds 750 5.250 11/15/28 780
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 589
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 244
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 105
Metropolitan Transportation Authority Revenue Bonds 730 4.000 11/15/32 749
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,508
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,581
Metropolitan Transportation Authority Revenue Bonds 5,130 5.000 11/15/42 5,140
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,692
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,511

See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 7,075 4.000 11/15/45 6,674
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,724
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,382
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 12,230 0.190 11/15/50 12,230
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 965
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,917
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,526
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 11/01/62 7,701
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 274
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,769
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 396
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 282
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 308
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 301
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,150
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,083
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,898
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 2,065 3.770 06/15/50 2,065
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,293
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,342
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,284
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,687
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 05/01/42 5,294
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 493
New York City Water & Sewer System Revenue Bonds (~)(Ê) 3,525 4.050 06/15/33 3,525
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,072
New York City Water & Sewer System Revenue Bonds 6,150 5.000 06/15/46 6,540
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,241
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,901
New York Liberty Development Corp. Revenue Bonds (Þ) 1,135 5.150 11/15/34 1,136
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,038
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,410
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,709
New York Liberty Development Corp. Revenue Bonds (Þ) 250 7.250 11/15/44 253
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,712
New York State Dormitory Authority Revenue Bonds (µ) 430 5.250 07/01/23 431
New York State Dormitory Authority Revenue Bonds (ae) 6,790 5.000 07/01/26 6,809
New York State Dormitory Authority Revenue Bonds 450 5.000 03/15/27 491
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,533
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,771
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 92
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,531
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,619
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 73
New York State Dormitory Authority Revenue Bonds 1,335 5.000 03/15/35 1,382
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 536
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 80

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 268
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 71
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 61
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,862
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 332
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 86
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 482
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,298
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,034
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 64
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,090
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,013
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,167
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 72
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,078
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 76
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 84
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,250
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,685
New York State Dormitory Authority Revenue Bonds 4,050 5.000 03/15/41 4,184
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 90
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,169
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 6,723
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 986
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 304
New York State Dormitory Authority Revenue Bonds 3,250 4.000 03/15/47 3,189
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 11,500 5.000 05/01/48 11,626
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,181
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 878
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 383
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,967
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,530
New York State Urban Development Corp. Revenue Bonds 800 4.000 03/15/38 810
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,781
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,239
New York Transportation Development Corp. Revenue Bonds 145 5.000 12/01/29 161
New York Transportation Development Corp. Revenue Bonds 115 5.000 12/01/30 129
New York Transportation Development Corp. Revenue Bonds 140 5.000 12/01/31 157
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,325
New York Transportation Development Corp. Revenue Bonds 165 5.000 12/01/32 185
New York Transportation Development Corp. Revenue Bonds 255 5.000 12/01/34 284
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 800
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/36 3,283
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,611
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,684
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,666
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 72

See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 107
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,239
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/35 121
Oneida County Local Development Corp. Revenue Bonds (µ) 75 4.000 12/01/36 75
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 59
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/38 59
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 149
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 97
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 218
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 701
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,839
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 3,212
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,048
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,131
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,123
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,128
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,581
Schenectady Metroplex Development Authority Revenue Bonds (µ) 150 4.000 08/01/31 162
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 237
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/34 213
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/35 210
Schenectady Metroplex Development Authority Revenue Bonds (µ) 405 4.000 08/01/36 419
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,815 4.250 10/01/47 1,821
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,333
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 4.000 06/01/50 245
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,434
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,039
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,041
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,323
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,902
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,625
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,422
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 489
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,363
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 526
443,524
North Carolina - 0.6%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 940
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/49 1,152
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 01/15/50 7,018
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,340
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 308
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,965
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 246
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 24
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 233
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 562
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 168
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 783
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 197
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 554
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 149
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 647
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 152
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 706
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 616
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 154
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 176
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 718
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 84
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 495
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 190
North Carolina Turnpike Authority Revenue Bonds 4,000 5.000 02/01/24 4,054
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,407
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 23
27,111
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 620
City of Grand Forks Healthcare System Revenue Bonds 1,795 4.000 12/01/41 1,578
City of Grand Forks Revenue Bonds 800 4.000 12/01/35 758
City of Horace General Obligation Unlimited 925 3.250 08/01/24 908
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,127
City of Horace General Obligation Unlimited 150 3.000 05/01/41 118
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,181
9,290
Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 653
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 414
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 182
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 188
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 92
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,078
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 977
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,300 5.000 06/01/55 2,144
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,886
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 739
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 766
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 614
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 640
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 528
Cleveland Municipal School District General Obligation Unlimited 1,000 5.000 12/01/27 1,001
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,265
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,017
County of Franklin Revenue Bonds 575 4.000 07/01/40 464
County of Franklin Revenue Bonds 330 5.250 11/15/40 298

See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,829
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,348
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,991
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,863
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 406
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 183
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 193
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 135
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 140
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 114
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 221
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 455
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 382
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 4,047
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,182
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,114
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,243
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 946
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,362
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,022
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 47
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 839
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 556
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 601
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 801
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 611
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 482
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 448
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 198
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 1,084
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 227
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 601
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 263
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 262
Ohio Higher Educational Facility Commission Revenue Bonds (~)(Ê) 1,435 2.750 01/01/52 1,413
Ohio Housing Finance Agency Revenue Bonds 1,705 4.500 09/01/48 1,721
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 86
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 144
State of Ohio Revenue Bonds 950 5.000 01/15/35 1,025
State of Ohio Revenue Bonds 830 5.000 01/15/36 888
State of Ohio Revenue Bonds 815 4.000 01/15/37 805
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,151
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,968
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 216
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 84
United Local School District Certificate of Participation (µ) 315 4.000 12/01/32 332
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,242

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Willoughby-Eastlake City School District General Obligation Unlimited (ae) 1,000 5.000 12/01/46 1,057
88,324
Oklahoma - 0.3%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,902
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,649
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 839
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,075
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,852
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,645
13,962
Oregon - 0.4%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 392
County of Yamhill Revenue Bonds 500 4.000 12/01/27 515
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 525
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,180
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,940
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 53
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 81
Oregon State Facilities Authority Revenue Bonds (~)(Ê) 5,500 2.300 08/01/34 5,500
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 704
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 131
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,146
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 138
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 110
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 114
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 539
State of Oregon General Obligation Unlimited 1,880 5.000 05/01/35 1,942
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,335
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 411
Yamhill County Hospital Authority Revenue Bonds 85 1.750 11/15/26 79
20,024
Pennsylvania - 4.0%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,137
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,130
Allegheny County Airport Authority Revenue Bonds (µ) 3,135 4.000 01/01/39 3,155
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,260
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,105
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 808
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 855
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 893
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.650 02/01/33 726
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 693
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,232
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,034
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,533
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,923
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,029

See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,470
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 78
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 50
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 75
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 331
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 389
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 596
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 521
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 402
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 610
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,279
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,316
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,350
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,755 1.660 10/01/34 13,672
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,360 5.000 10/15/32 1,337
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,341
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,518
Chester County Industrial Development Authority Special Assessment (Þ) 204 4.375 03/01/28 201
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,076
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 92
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 85
City of Oil General Obligation Unlimited (µ) 200 4.000 12/01/34 209
City of Philadelphia General Obligation Unlimited (~)(Ê) 115 0.250 08/01/31 115
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,444
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,419
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,001
City of York General Obligation Unlimited 105 5.000 11/15/24 106
City of York General Obligation Unlimited 955 5.000 11/15/26 982
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,825
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 426
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,551
Commonwealth Financing Authority Revenue Bonds (µ) 13,000 4.000 06/01/39 12,787
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,105
County of Beaver General Obligation Unlimited (µ) 1,000 5.000 04/15/25 1,041
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 545
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 677
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 535
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 294
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 256
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,130
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,150
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,515

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,754
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,949
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 144
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 690
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,296
Lancaster Industrial Development Authority Revenue Bonds 165 4.000 07/01/31 150
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 105
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 183
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,126
Manheim Central School District Revenue Bonds 850 4.000 05/01/38 865
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,034
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 148
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 147
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 147
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 43
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,678
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,046
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 934
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 156
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 714
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 376
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,623
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 246
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 155
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,266
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 147
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 206
Pennsylvania Housing Finance Agency Revenue Bonds 6,235 5.750 10/01/53 6,737
Pennsylvania Turnpike Commission Revenue Bonds 905 4.000 12/01/36 930
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 816
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/37 1,020
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 805
Pennsylvania Turnpike Commission Revenue Bonds 2,275 5.000 12/01/41 2,367
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 613
Pennsylvania Turnpike Commission Revenue Bonds 7,405 5.250 12/01/44 7,971
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 310
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 682
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 432
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 458
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 561
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 330
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 536
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 523
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,493
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 391
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 169

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 78
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 295
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,434
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,423
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,133
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 846
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 771
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 11
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 548
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 362
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 642
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 617
Shenandoah Valley School District General Obligation Unlimited (µ) 935 4.000 08/01/26 967
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,354
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 767
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,067
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,177
West Shore School District Special Assessment 1,000 5.000 11/15/43 1,048
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 84
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 64
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 274
182,894
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited 275 5.250 07/01/23 275
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 481
Commonwealth of Puerto Rico General Obligation Unlimited 18,946 5.625 07/01/27 19,746
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,458
Commonwealth of Puerto Rico General Obligation Unlimited 1,450 5.750 07/01/31 1,552
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,366
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,282
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,029
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 923
HTA CL 6 Trust Special Assessment 71 5.250 07/01/38 71
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,869
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 6,060 5.000 07/01/33 6,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,200 5.000 07/01/35 9,174
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 3,355 5.000 07/01/37 3,311
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/47 9,090
Puerto Rico Electric Power Authority Revenue Bonds (µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,056
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 223
Puerto Rico Highway & Transportation Authority Revenue Bonds 3,981
Zero
coupon 07/01/32 2,498
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 285 5.000 07/01/30 314
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 219
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,795 5.000 08/01/27 2,813

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,531
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,830 3.171 07/01/31 6,678
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,039 3.450 07/01/33 2,469
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,045 4.500 07/01/34 6,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 47,235 4.329 07/01/40 43,919
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,610 4.550 07/01/40 4,404
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650 5.709 07/01/46 177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200
Zero
coupon 07/01/51 244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 574
144,810
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 410 5.875 06/15/26 411
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,915
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,038
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 218
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,565
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,286
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 425
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 339
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,862
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 333
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,338
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,625
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,436
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 562
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 527
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,054
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,252
22,186
South Carolina - 0.9%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,084
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,506
City of Charleston Waterworks & Sewer System Revenue Bonds 7,145 5.000 01/01/52 7,969
Greenville Housing Authority Revenue Bonds (~)(ae)(Ê) 3,290 5.000 10/01/26 3,386
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,106
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,239
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,537
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,691
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,728
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,181
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,818
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,508
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,190
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 197
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,905
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,653
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,430

See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 529
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 701
39,358
South Dakota - 0.1%
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 741
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 791
County of Lincoln Revenue Bonds 100 4.000 08/01/41 88
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 820
2,440
Tennessee - 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,032
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 614
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 633
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 671
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,921
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,842
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 2,010
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 391
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 204
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,300
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 5,000 5.000 06/01/44 5,125
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 2,113
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 4,300 5.000 02/01/50 4,368
Tennessee Housing Development Agency Revenue Bonds 2,655 3.000 01/01/29 2,630
Tennessee Housing Development Agency Revenue Bonds 2,380 4.500 07/01/49 2,402
38,256
Texas - 9.1%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,256
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 3,290 4.375 03/01/41 3,290
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,022
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 814
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 544
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 238
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 853
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 697
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,792
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,273
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,050
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,142
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,632
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,418
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,550
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,618
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,586
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,352
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 245

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 217
Central Texas Regional Mobility Authority Revenue Bonds 800 5.000 01/01/27 841
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,252
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 913
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,496
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,388
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 146
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,586
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 851
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 502
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 505
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,011
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,135
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,944
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,869
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,564
City of Arlington Tax Allocation 275 5.000 08/15/32 296
City of Arlington Tax Allocation 305 5.000 08/15/34 327
City of Arlington Tax Allocation 335 5.000 08/15/36 353
City of Austin Airport System Revenue Bonds 4,025 5.000 11/15/46 4,152
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,361
City of Austin General Obligation Limited 2,080 5.000 09/01/23 2,092
City of Austin Water & Wastewater System Revenue Bonds 300 5.000 11/15/38 344
City of Austin Water & Wastewater System Revenue Bonds 400 5.000 11/15/39 455
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/40 564
City of Carrollton General Obligation Limited 390 5.000 08/15/38 444
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 290
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 168
City of Celina Special Assessment (Þ) 100 3.625 09/01/30 90
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 506
City of Celina Special Assessment 575 4.800 09/01/37 562
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 206
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 46
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 274
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,135
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,072
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,434
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,106
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,080
City of Elgin General Obligation Limited (µ) 365 4.000 07/15/30 387
City of Elgin General Obligation Limited (µ) 600 4.000 07/15/32 636
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 183
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 256
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,094
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,800
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 847
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,651
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,295

See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 317
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,842
City of Houston Airport System Revenue Bonds 2,185 5.000 07/01/31 2,424
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,521
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,358
City of Hutto Special Assessment (Þ) 241 2.500 09/01/26 220
City of Justin Special Assessment (Þ) 160 4.125 09/01/23 160
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 916
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 293
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 596
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 460
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,166
City of Lavon Special Assessment (Þ) 250 5.250 09/15/28 252
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 365
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 376
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 814
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 293
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 602
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 259
City of Pilot Point Special Assessment (Þ) 692 4.875 09/15/27 690
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 501
City of Princeton Special Assessment (Þ) 175 2.750 09/01/25 167
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 193
City of Princeton Special Assessment (Þ) 425 4.375 09/01/28 424
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 728
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 180
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 110
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 265
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,024
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 675
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,987
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,435
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,739
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,223
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,158
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,342
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 239
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 247
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 218
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 204
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 221
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 166
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 213
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,311
City of Waxahachie Special Assessment (Þ) 430 4.875 08/15/27 430
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 393
Clifton Higher Education Finance Corp. Revenue Bonds 170 5.000 08/15/30 193
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 363

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 252
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 479
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 642
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 302
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,881
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 657
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,023
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 336
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 675
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 787
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 799
Club Municipal Management District No. 1 Special Assessment (Þ) 173 2.500 09/01/26 159
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 29
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 201
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 28
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 309
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 99
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933 08/15/35 7,512
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 514
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 762
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 899
Dallas Fort Worth International Airport Revenue Bonds 2,135 5.000 11/01/24 2,195
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,052
Dallas Fort Worth International Airport Revenue Bonds 5,270 5.000 11/01/26 5,663
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,011
Dallas Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,021
Dallas Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,515
Dallas Fort Worth International Airport Revenue Bonds 2,500 4.000 11/01/35 2,592
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,575
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,005
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,451
Dallas Fort Worth International Airport Revenue Bonds 3,160 4.000 11/01/45 3,101
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,890
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,250
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 541
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,086
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 120
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 95
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,651
Frisco Independent School District General Obligation Unlimited 310 5.000 02/15/35 367
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/36 380
Frisco Independent School District General Obligation Unlimited 260 5.000 02/15/37 300
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 571

See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 255
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,013
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,347
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,448
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,400 0.220 09/01/25 7,400
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (USD 1
Month LIBOR + 0.650%)(ae)(Ê) 950 0.710 11/15/46 950
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 07/01/49 3,072
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/34 1,052
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,041
Harris County Toll Road Authority (The) Revenue Bonds 1,375 4.000 08/15/36 1,415
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,024
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 768
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,318
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,530
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,664
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 574
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,192
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,247
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 496
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,042
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 652
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 800
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 285
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 237
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 262
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.625 08/15/43 1,049
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,577
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,003
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,010
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,030
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mitchell County Hospital District General Obligation Limited 95 5.250 02/15/30 96
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,399
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,354
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 421
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 641
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,964
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 493
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 465 4.000 08/15/30 433
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 154
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 531
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,117
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 133

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 265
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 318
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,776
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,214
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 518
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 289
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 9,700 2.000 08/01/52 9,644
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,992
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,125
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,077
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/33 1,059
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/34 1,053
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 1,043
North Texas Tollway Authority Revenue Bonds 1,600 4.000 01/01/36 1,653
North Texas Tollway Authority Revenue Bonds 1,650 4.000 01/01/37 1,686
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,266
North Texas Tollway Authority Revenue Bonds 1,525 4.000 01/01/40 1,523
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,169
Northside Independent School District General Obligation Unlimited 650 5.000 08/15/37 751
Northside Independent School District General Obligation Unlimited (~)(Ê) 1,000 3.000 08/01/53 996
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,195
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 588
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 507
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,534
Royse City Special Assessment (Þ) 100 3.125 09/15/25 96
Royse City Special Assessment (Þ) 175 4.125 09/15/39 158
Royse City Special Assessment (Þ) 100 4.125 09/15/40 89
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 575
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 736
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,109
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,665
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,083
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,268
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 1,981
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 43
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 50
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 59
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 499
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,413
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 57
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 257
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 87
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 815
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,060
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,869
State of Texas General Obligation Unlimited 3,290 5.000 10/01/32 3,442
State of Texas General Obligation Unlimited 3,400 5.000 04/01/33 3,576

See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,467
Texas Department of Housing & Community Affairs Revenue Bonds 7,565 3.500 07/01/52 7,454
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 1,635 5.250 12/15/26 1,701
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,140 6.250 12/15/26 2,236
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,070 0.670 09/15/27 1,053
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 35,945 0.768 09/15/27 35,431
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 386
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 430
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,350 5.000 12/15/28 1,406
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/31 4,755
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 745
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,509
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,496
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,269
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,906
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,132
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,758
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,737
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,443
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 480
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 491
Texas Water Development Board Revenue Bonds 6,000 5.000 08/01/41 6,752
Texas Water Development Board Revenue Bonds 925 5.000 10/15/43 985
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 643
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 661
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 520
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 301
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,410
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 538
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 133
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 842
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,043
Viridian Municipal Management District Special Assessment 153 2.375 12/01/25 143
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 722
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,855
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 906
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 259
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 288
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 161
411,785
Utah - 0.8%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 531
County of Utah Revenue Bonds 9,530 5.000 05/15/41 9,869
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,291
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,459
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,112
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 708

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 246
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 225
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,367
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 101
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 102
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 144
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 143
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,384
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 171
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 243
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,695
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,133
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,846
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 358
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,019
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,195
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 792
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 412
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 931
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 278
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 290
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 306
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 317
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 532
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,224
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 494
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,117
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,044
38,079
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 230 5.000 07/01/24 233
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 508
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 435
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,026
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 534
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 586
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 411
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 899
University of Vermont and State Agricultural College Revenue Bonds 3,290 5.000 10/01/40 3,367
Vermont Housing Finance Agency Revenue Bonds 1,293 4.750 11/01/48 1,305
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,237
10,541
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,111
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,195
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,225
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,100
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 716
30,347

See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia - 0.7%
Ballston Quarter Community Development Authority Tax Allocation 355 5.000 03/01/26 326
Ballston Quarter Community Development Authority Tax Allocation 960 5.125 03/01/31 776
Chesapeake Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 300 1.900 02/01/32 299
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 820
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 785
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,211
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(Ê) 410 5.000 05/01/43 426
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 255
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 152
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 284
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 1,010
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,642
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,303
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,362
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 12/01/41 606
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,139
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 421
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 436
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 208
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 435
Louisa Industrial Development Authority Pollution Control Revenue Bonds (~)(ae)(Ê) 175 1.900 11/01/35 175
Norfolk Southern Corp. (~)(Ê) 425 5.000 05/01/43 441
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,009
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,040
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,079
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 53
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 59
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 97
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 37
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 85
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 53
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 116
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 58
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 130
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 51
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 32
Spotsylvania County Economic Development Authority Revenue Bonds 2,960 5.000 06/01/26 3,167
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,193
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 52
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 367
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 116
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,214
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,077
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,242
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 550 1.900 05/01/33 549
33,388

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington - 1.9%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,676
City of Seattle Drainage & Wastewater Revenue Bonds 375 4.000 09/01/36 399
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 446
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 228
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,367
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 3.040 01/01/40 13,903
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,169
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,219
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 723
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 954
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,034
Port of Seattle Revenue Bonds 865 5.000 08/01/28 961
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 821
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,011
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,276
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,119
State of Washington General Obligation Unlimited 625 5.000 02/01/26 634
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,649
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,279
State of Washington General Obligation Unlimited 2,100 5.000 02/01/35 2,126
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,775
State of Washington General Obligation Unlimited 2,490 5.000 08/01/36 2,839
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,113
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,690
State of Washington General Obligation Unlimited 3,000 5.000 08/01/43 3,363
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,587
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,663
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 05/01/48 2,595
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,434
Washington Health Care Facilities Authority Revenue Bonds 550 5.000 07/01/30 554
Washington Health Care Facilities Authority Revenue Bonds 145 5.000 08/01/37 152
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,045
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 08/01/49 1,766
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 537
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 679
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 366
Washington State Convention Center Public Facilities District Revenue Bonds 1,905 4.000 07/01/36 1,822
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,457
85,431
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 958
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,775
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,277
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,540
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 462
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 515
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 428

See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 320
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 239
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 280
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,245
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,817
13,856
Wisconsin - 1.9%
City of Milwaukee General Obligation Unlimited (µ) 3,300 5.000 04/01/27 3,530
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,381
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,282
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,611
County of Waushara Revenue Notes 2,500 4.750 12/01/23 2,508
PMA Levy & Aid Anticipation Notes Program Revenue Notes 2,750 4.000 09/27/23 2,752
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 298
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 520
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 31
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,281
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 813
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 416
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 36
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 46
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 442
Public Finance Authority Revenue Bonds (Þ) 815 4.000 04/01/32 776
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 409
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 57
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 26
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 154
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 360
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 223
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 43
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 281
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 327
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 525
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 336
Public Finance Authority Revenue Bonds 40 5.000 07/01/38 42
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 334
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 42
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,070
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 109
Public Finance Authority Revenue Bonds 40 5.000 07/01/41 41
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 2,200 4.000 10/01/41 2,242

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,817
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 606
Public Finance Authority Revenue Bonds 2,185 5.000 03/01/46 2,222
Racine Unified School District Revenue Notes 4,935 4.000 08/09/23 4,936
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,090
Village of Mount Pleasant Revenue Bonds (µ) 1,875 3.000 03/01/27 1,864
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,110
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,560
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,550
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,629
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 112
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 665
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,280 4.000 11/15/39 2,274
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 97
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 21,575 0.200 02/15/50 21,575
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 2.990 08/15/54 387
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 3.460 08/15/54 4,153
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,155 5.000 08/15/54 1,222
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 2.960 03/01/42 996
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/50 707
85,314
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 2,920
Total Municipal Bonds
(cost $4,541,688) 4,438,356
Short-Term Investments - 0.7%
U.S. Cash Management Fund (@) 34,257,322 (∞) 34,247
Total Short-Term Investments
(cost $34,245) 34,247
Total Investments - 98.6%
(identified cost $4,575,933) 4,472,603
Other Assets and Liabilities, Net - 1.4%
62,396
Net Assets - 100.0%
4,534,999

See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.9%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.23 271
227
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,216
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.16 248
243
Artisan Lakes East Community Development District Special Assessment 06/17/21 385,000 100.00 385
361
Astonia Community Development District Special Assessment 07/09/21 165,000 100.00 165
156
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
221
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,680,000 91.03 1,529
1,571
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,355,000 96.48 1,307
1,309
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
831
California School Finance Authority Revenue Bonds 04/29/21 260,000 100.42 261
257
California School Finance Authority Revenue Bonds 04/29/21 295,000 102.08 301
275
California School Finance Authority Revenue Bonds 04/29/21 215,000 106.60 229
201
California School Finance Authority Revenue Bonds 07/16/21 500,000 115.47 577
470
California School Finance Authority Revenue Bonds 07/21/21 100,000 116.00 116
97
California School Finance Authority Revenue Bonds 07/29/21 650,000 110.74 720
641
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.08 1,031
1,002
California School Finance Authority Revenue Bonds 06/28/22 830,000 87.75 728
726
California School Finance Authority Revenue Bonds 02/09/23 100,000 87.79 88
86
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 105.75 3,305
3,160
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.42 2,615
2,516
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 105.95 371
363
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
109
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.54 493
453
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.97 1,060
948
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.66 110
82
Chester County Industrial Development Authority Revenue Bonds 09/14/22 1,360,000 100.00 1,360
1,337
Chester County Industrial Development Authority Special Assessment 08/16/18 204,000 99.46 203
201
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.41 4,721
5,440
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 104.97 394
385
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 108.54 407
404
City of Celina Special Assessment 08/12/20 230,000 100.00 230
206
City of Celina Special Assessment 08/12/20 100,000 100.00 100
90
City of Celina Special Assessment 04/13/22 296,000 100.00 296
290
City of Celina Special Assessment 09/14/22 169,000 100.00 169
168
City of Celina Special Assessment 04/12/23 510,000 100.00 510
506
City of Chicago Special Assessment Revenue Bonds 02/16/22 375,000 100.00 375
342
City of Chicago Special Assessment Revenue Bonds 02/16/22 350,000 100.00 350
321
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100.00 300
273
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100.00 325
299
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
274
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
46
City of Fate Special Assessment 04/05/22 265,000 100.00 265
256
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.44 1,697
1,293
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.41 1,054
839
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.40 1,543
1,291
City of Fort Lauderdale Special Assessment 02/11/22 220,000 113.52 250
225
City of Fort Lauderdale Special Assessment 02/11/22 230,000 114.89 264
234
City of Fort Lauderdale Special Assessment 02/11/22 240,000 116.19 279
244
City of Fort Lauderdale Special Assessment 02/11/22 255,000 117.32 299
259
City of Haslet Special Assessment 10/19/21 347,000 100.00 347
317
City of Hutto Special Assessment 10/22/21 241,000 100.00 241
220
City of Justin Special Assessment 03/27/18 910,000 100.00 910
916
City of Justin Special Assessment 03/27/18 160,000 100.00 160
160
City of Kyle Special Assessment 10/20/21 324,000 100.00 324
293
City of Kyle Special Assessment 03/23/22 619,000 100.00 619
596
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
460
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,166
City of Lavon Special Assessment 11/16/22 250,000 100.00 250
252
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
814
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
602
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
293
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
259

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
501
City of Pilot Point Special Assessment 05/13/22 692,000 100.00 692
690
City of Princeton Special Assessment 04/24/18 425,000 100.00 425
424
City of Princeton Special Assessment 10/02/20 175,000 100.92 177
167
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
110
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
180
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
265
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
193
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
728
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
675
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 625,000 100.00 625
611
City of Venus Special Assessment 11/09/21 250,000 99.60 249
213
City of Waxahachie Special Assessment 05/17/22 430,000 100.00 430
430
Club Municipal Management District No. 1 Special Assessment 12/01/21 173,000 100.00 173
159
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.54 234
215
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 106.24 106
99
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100.00 170
160
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99.78 244
211
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
155
Corkscrew Farms Community Development District Special Assessment 12/13/17 15,000 100.00 15
15
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105.02 1,943
1,630
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105.82 1,428
1,261
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.04 1,155
1,134
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.43 795
643
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
677
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,210,000 99.23 1,205
1,221
District of Columbia Revenue Bonds 01/29/21 250,000 113.22 283
230
Downtown Doral South Community Development District Special
Assessment 09/10/18 105,000 100.00 105
105
DW Bayview Community Development District Special Assessment 02/05/21 40,000 100.00 40
38
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
52
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.48 60
55
Eagle Pointe Community Development District Special Assessment 07/15/20 25,000 99.90 25
24
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 20,000 100.00 20
20
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.86 340
339
Enbrook Community Development District Special Assessment 10/06/20 155,000 100.00 155
149
Entrada Community Development District Special Assessment 09/23/21 370,000 99.53 368
313
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.64 1,258
1,265
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 105.96 106
100
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.34 139
128
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 111.98 112
106
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.83 231
198
Florida Development Finance Corp. Revenue Bonds 05/13/21 115,000 100.10 115
115
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 103.67 114
107
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 111.96 112
92
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 112.02 151
129
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100.00 610
594
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 108.55 109
95
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104.30 965
938
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.41 803
773
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.66 151
139
Fulton County Development Authority Revenue Bonds 08/03/22 140,000 99.04 139
137
Harmony West Community Development District Special Assessment 06/19/18 130,000 100.00 130
130
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
427
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
624
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
127
Hills Minneola Community Development District Special Assessment 07/16/20 135,000 100.00 135
131
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 111.03 333
287
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 112.11 561
474
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 112.50 1,001
795
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 112.90 497
400
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 113.11 385
313
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 112.86 203
167

See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.48 1,293
1,310
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
989
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.57 503
507
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
496
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
340
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.90 310
278
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
90
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 99.88 100
96
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 101.23 2,379
2,305
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.20 540
535
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.71 399
395
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.55 566
425
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106.10 106
87
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 115,000 100.00 115
115
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.99 1,020
1,047
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
526
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 109.44 109
103
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 111.06 111
104
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 112.54 113
105
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 113.72 142
132
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 114.86 201
185
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.58 533
538
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 103.83 353
342
Nevada Department of Business & Industry Revenue Bonds 04/06/18 525,000 100.00 525
509
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.96 1,287
1,117
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 107.16 713
641
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 109.78 587
508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.15 401
386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 465,000 95.72 445
433
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 97.31 501
493
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.16 297
289
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.49 4,566
4,709
New York Liberty Development Corp. Revenue Bonds 09/19/22 250,000 101.58 254
253
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,135,000 100.00 1,135
1,136
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.68 785
704
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 106.06 323
310
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 110.19 727
682
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 111.66 491
458
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 111.85 464
432
Pine Isle Community Development District Special Assessment 11/04/21 250,000 100.00 250
233
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
89
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.27 100
86
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 95.90 1,439
1,474
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.77 1,235
1,281
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
154
Public Finance Authority Revenue Bonds 12/03/20 240,000 111.53 268
223
Public Finance Authority Revenue Bonds 11/18/21 535,000 103.80 555
520
Public Finance Authority Revenue Bonds 01/21/22 815,000 107.24 874
776
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.59 777
606
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.57 476
409
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.78 472
416
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 6,060,000 114.35 6,309
6,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 3,355,000 103.53 3,673
3,311
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 9,450,000 102.82 8,462
9,090
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 9,200,000 101.73 9,334
9,174
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.18 316
318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.45 1,867
1,869
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.58 299
263
Rivers Edge III Community Development District Special Assessment 04/07/21 210,000 99.80 210
197
Royse City Special Assessment 06/30/20 175,000 102.68 180
158
Royse City Special Assessment 07/15/20 100,000 100.00 100
96
Royse City Special Assessment 07/15/20 100,000 100.00 100
89
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.30 546
554

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 615
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Stonewater Community Development District Special Assessment 10/13/21 220,000 100.00 220
204
Summerstone Community Development District Special Assessment 09/09/21 235,000 100.00 235
221
Timber Creek Community Development District Special Assessment 06/20/18 90,000 100.00 90
90
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
530
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.86 399
402
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
643
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
661
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
520
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
301
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
385
Union Park East Community Development District Special Assessment 09/15/21 135,000 100.14 135
127
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.37 399
400
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
48
Veranda Community Development District II Special Assessment 02/24/21 35,000 100.00 35
33
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,625
1,457
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500
1,422
Wind Meadows South Community Development District Special Assessment 04/26/23 920,000 99.69 917 915
131,898
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 400 USD 43,897 06/23
(1,157)
United States 10 Year Treasury Note Futures 905 USD 104,259 06/23
(3,587)
United States Treasury Ultra Bond Futures 1,750 USD 212,543 06/23 (7,852)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (12,596)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 116,981 $ —
$ —
$ 116,981 2.6
Alaska — 19,911 —
—
19,911 0.4
Arizona — 74,431 —
—
74,431 1.6
Arkansas — 13,348 —
—
13,348 0.3
California — 384,794 —
—
384,794 8.5
Colorado — 113,117 —
—
113,117 2.5
Connecticut — 95,748 —
—
95,748 2.1
Delaware — 10,695 —
—
10,695 0.2
District of Columbia — 44,485 —
—
44,485 1.0
Florida — 311,123 —
—
311,123 6.9
Georgia — 84,610 —
—
84,610 1.9
Guam — 47,398 —
—
47,398 1.1

See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Hawaii — 5,442 —
—
5,442 0.1
Idaho — 14,428 —
—
14,428 0.3
Illinois — 636,713 —
—
636,713 14.0
Indiana — 28,834 —
—
28,834 0.6
Iowa — 25,558 —
—
25,558 0.6
Kansas — 12,471 —
—
12,471 0.3
Kentucky — 30,570 —
—
30,570 0.7
Louisiana — 64,208 —
—
64,208 1.4
Maine — 3,881 —
—
3,881 0.1
Maryland — 66,651 —
—
66,651 1.5
Massachusetts — 48,689 —
—
48,689 1.1
Michigan — 115,292 —
—
115,292 2.5
Minnesota — 15,451 —
—
15,451 0.3
Mississippi — 36,404 —
—
36,404 0.8
Missouri — 28,065 —
—
28,065 0.6
Montana — 9,037 —
—
9,037 0.2
Nebraska — 19,801 —
—
19,801 0.4
Nevada — 28,850 —
—
28,850 0.6
New Hampshire — 18,461 —
—
18,461 0.4
New Jersey — 159,759 —
—
159,759 3.5
New Mexico — 9,310 —
—
9,310 0.2
New York — 443,524 —
—
443,524 9.8
North Carolina — 27,111 —
—
27,111 0.6
North Dakota — 9,290 —
—
9,290 0.2
Ohio — 88,324 —
—
88,324 2.0
Oklahoma — 13,962 —
—
13,962 0.3
Oregon — 20,024 —
—
20,024 0.4
Pennsylvania — 182,894 —
—
182,894 4.0
Puerto Rico — 144,810 —
—
144,810 3.2
Rhode Island — 22,186 —
—
22,186 0.5
South Carolina — 39,358 —
—
39,358 0.9
South Dakota — 2,440 —
—
2,440 0.1
Tennessee — 38,256 —
—
38,256 0.9
Texas — 411,785 —
—
411,785 9.1
Utah — 38,079 —
—
38,079 0.8
Vermont — 10,541 —
—
10,541 0.2
Virgin Islands — 30,347 —
—
30,347 0.7
Virginia — 33,388 —
—
33,388 0.7
Washington — 85,431 —
—
85,431 1.9
West Virginia — 13,856 —
—
13,856 0.3
Wisconsin — 85,314 —
—
85,314 1.9

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Wyoming — 2,920 —
—
2,920 0.1
Short-Term Investments — — — 34,247 34,247 0.7
Total Investments $ — $ 4,438,356 $ — $ 34,247 $ 4,472,603 98.6
Other Assets and Liabilities, Net
1.4
100.0
Other Financial Instruments
Liabilities
Futures Contracts (12,596) — — — (12,596) (0.3)
Total Other Financial Instruments
*
$ (12,596) $ — $ — $ — $ (12,596)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 12,596
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 18,716
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (33,481)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 619
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,575,933
Investments, at fair value(>) ........................................................................................................................................................
4,472,603
Cash .............................................................................................................................................................................................. 1,380
Receivables:
Dividends and interest ...................................................................................................................................................... 56,968
Dividends from affiliated funds ....................................................................................................................................... 86
Investments sold ............................................................................................................................................................... 14,601
Fund shares sold ............................................................................................................................................................... 5,296
From broker(a) ................................................................................................................................................................. 18,887
Prepaid expenses .......................................................................................................................................................................... 37
Total assets ...............................................................................................................................................................
4,569,858
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 14,535
Fund shares redeemed ...................................................................................................................................................... 5,582
Accrued fees to affiliates .................................................................................................................................................. 1,746
Other accrued expenses .................................................................................................................................................... 407
Variation margin on futures contracts .............................................................................................................................. 12,589
Total liabilities ...........................................................................................................................................................
34,859
Net Assets ...............................................................................................................................................................
$ 4,534,999

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (265,757)
Shares of beneficial interest .........................................................................................................................................................
2,074
Additional paid-in capital ............................................................................................................................................................
4,798,682
Net Assets ...............................................................................................................................................................
$ 4,534,999
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 21.95
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 2 2 . 81
Class A — Net assets ........................................................................................................................................................... $ 30,625,929
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,395,225
Net asset value per share: Class C(#) ........................................................................................................................................... $ 21.81
Class C — Net assets ........................................................................................................................................................... $ 19,426,704
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 890,800
Net asset value per share: Class M(#) .......................................................................................................................................... $ 21.87
Class M — Net assets .......................................................................................................................................................... $ 1,358,188,715
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 62,112,169
Net asset value per share: Class S(#) ........................................................................................................................................... $ 21.86
Class S — Net assets ............................................................................................................................................................ $ 3,126,757,730
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 143,034,576
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 34,247
(a)     Receivable from Broker for Futures $ 18,887
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 621
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 1,071
Interest .............................................................................................................................................................................. 69,69 6
Total investment income ..............................................................................................................................................................
70,76 7
Expenses
Advisory fees ................................................................................................................................................................... 6,538
Administrative fees .......................................................................................................................................................... 1,056
Custodian fees .................................................................................................................................................................. 158
Distribution fees - Class A ............................................................................................................................................... 38
Distribution fees - Class C ............................................................................................................................................... 76
Transfer agent fees - Class A ........................................................................................................................................... 31
Transfer agent fees - Class C ........................................................................................................................................... 20
Transfer agent fees - Class M .......................................................................................................................................... 1,306
Transfer agent fees - Class S ............................................................................................................................................ 3,002
Professional fees .............................................................................................................................................................. 214
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ............................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 129
Printing fees ..................................................................................................................................................................... 52
Miscellaneous .................................................................................................................................................................. 69
Expenses before reductions .............................................................................................................................................. 12,83 0
Expense reductions .......................................................................................................................................................... (1,955)
Net expenses ................................................................................................................................................................................
10,87 5
Net investment income (loss) .......................................................................................................................................................
59,892
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (33,047)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 18,716
Net realized gain (loss) ................................................................................................................................................................
(14,336)
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 251,832
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. (33,481)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 218,356
Net realized and unrealized gain (loss) ........................................................................................................................................ 204,020
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 263,912

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 59,892 $ 89,397
Net realized gain (loss) ....................................................................................................................... (14,336) (54,897)
Net change in unrealized appreciation (depreciation) ........................................................................ 218,356 (513,296)
Net increase (decrease) in net assets from operations .............................................................................. 263,912 (478,796)
Distributions
To shareholders
Class A .......................................................................................................................................... (421) (736)
Class C .......................................................................................................................................... (208) (336)
Class M ......................................................................................................................................... (20,153) (30,991)
Class S .......................................................................................................................................... (44,975) (73,346)
Net decrease in net assets from distributions ............................................................................................ (65,757) (105,409)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 321,925 358,880
Total Net Increase (Decrease) in Net Assets ........................................................................
520,080 (225,325)
Net Assets
Beginning of period .................................................................................................................................. 4,014,919 4,240,244
End of period .............................................................................................................................................
$ 4,534,999 $ 4,014,919

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 623
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 210 $ 4,589 317 $ 7,088
Proceeds from reinvestment of distributions 20 418 32 728
Payments for shares redeemed (296) (6,437) (519) (11,578)
Net increase (decrease)
(66) (1,430) (170) (3,762)
Class C
Proceeds from shares sold 74 1,612 232 5,290
Proceeds from reinvestment of distributions 10 207 15 336
Payments for shares redeemed (166) (3,602) (388) (8,735)
Net increase (decrease)
(82) (1,783) (141) (3,109)
Class M
Proceeds from shares sold 13,060 283,248 19,222 435,930
Proceeds from reinvestment of distributions 930 20,114 1,375 30,929
Payments for shares redeemed (7,895) (171,238) (13,565) (300,271)
Net increase (decrease)
6,095 132,124 7,032 166,588
Class S
Proceeds from shares sold 28,615 619,114 46,292 1,044,519
Proceeds from reinvestment of distributions 2,076 44,882 3,252 73,208
Payments for shares redeemed (21,771) (470,982) (41,525) (918,564)
Net increase (decrease)
8,920 193,014 8,019 199,163
Total increase (decrease)
14,867 $ 321,925 14,740 $ 358,880

See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2023* 20.93 .26 1.05 1.31 (.29) (.29)
October 31, 2022 23.94 .39 (2. 92 ) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .3 6 .7 6 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
Class C
April 30, 2023* 20.80 .18 1.05 1.23 (.22) (.22)
October 31, 2022 23.78 .23 (2. 89 ) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .3 4 .5 7 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
Class M
April 30, 2023* 20.85 .30 1.05 1.35 (.33) (.33)
October 31, 2022 23.85 .48 (2. 91 ) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
Class S
April 30, 2023* 20.85 .29 1.04 1.33 (.32) (.32)
October 31, 2022 23.84 .46 (2. 90 ) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 625
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
21.95 6.30 30,626 .83 .81 2.43 19
20.93 (10.70) 30,595 .8 4 .82 1.74 42
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
21.81 5.92 19,426 1.58 1.52 1.72 19
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
21.87 6.53 1,358,189 .58 .42 2.83 19
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
21.86 6.43 3,126,758 .58 .52 2.72 19
20.85 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,121,409
Administrative fees 180,787
Distribution fees 18,480
Shareholder servicing fees 4,054
Transfer agent fees 412,283
Trustee fees 8,704
$ 1,745,717
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 51,045 $ 528,411 $ 545,209 $ (5) $ 5 $ 34,247 $ 1,071 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,615,548,653 $ 105,141,135 $ (260,681,933) $ (155,540,798)

Global Infrastructure Fund 627
Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,115.60 $ 1,018.45
Expenses Paid During Period* $ 6.71 $ 6.41
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,112.00 $ 1,014.73
Expenses Paid During Period* $ 10.63 $ 10.14
* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,118.90 $ 1,020.18
Expenses Paid During Period* $ 4.89 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

628 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,117.90 $ 1,019.69
Expenses Paid During Period* $ 5.41 $ 5.16
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,118.80 $ 1,020.58
Expenses Paid During Period* $ 4.47 $ 4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 629
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Australia - 9.1%
APA Group 69,176 472
Atlas Arteria, Ltd. 1,194,788 5,177
Aurizon Holdings, Ltd. 457,851 1,038
Cleanaway Waste Management, Ltd. 127,204 204
NEXTDC, Ltd.(Æ) 5,199 39
Qube Holdings, Ltd. 900,967 1,837
Transurban Group - ADR 1,170,512 11,619
20,386
Belgium - 0.1%
Elia System Operator SA 826 113
Brazil - 0.5%
CCR SA 326,976 890
Santos Brasil Participacoes SA 194,712 330
1,220
Canada - 8.3%
AltaGas, Ltd. - ADR 74,492 1,303
Canadian National Railway Co.(Ñ) 5,556 663
Canadian Pacific Kansas City, Ltd. 5,135 404
Emera, Inc.(Ñ) 30,800 1,311
Enbridge, Inc. 154,917 6,159
Fortis, Inc. 652 29
Gibson Energy, Inc. 9,392 159
Hydro One, Ltd.(Þ) 30,561 895
Keyera Corp.(Ñ) 40,426 951
Pembina Pipeline Corp. 56,369 1,856
TC Energy Corp. 84,691 3,520
Waste Connections, Inc. 8,731 1,215
18,465
China - 2.6%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 1,194,000 931
ENN Energy Holdings, Ltd. 185,982 2,547
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 134,000 278
Jiangsu Expressway Co., Ltd. Class H 1,200,685 1,217
Zhejiang Expressway Co., Ltd. Class H 876,000 726
5,699
Denmark - 0.2%
Orsted A/S Class A(Þ) 4,616 415
France - 7.4%
Aeroports de Paris 18,005 2,863
Eiffage SA 5,887 701
Engie SA 33,329 533
Getlink SE 383,124 7,163
Rubis SCA 43,459 1,284
Veolia Environnement SA 7,941 252
Vinci SA(Ñ) 30,248 3,745
16,541
Germany - 1.4%
E.ON SE 68,665 909
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 8,869 476
RWE AG 36,008 1,689
3,074
Hong Kong - 1.1%
China Merchants Port Holdings Co.,
Ltd. 420,466 623
CK Infrastructure Holdings, Ltd. 77,464 442
CLP Holdings, Ltd. 46,000 343
Guangdong Investment, Ltd. 727,342 695
Hong Kong & China Gas Co., Ltd. 471,000 418
Power Assets Holdings, Ltd. 5,000 29
2,550
Italy - 2.8%
Enav SpA(Þ) 69,699 327
Enel SpA 367,311 2,510
Hera SpA 188,625 586
Infrastrutture Wireless Italiane SpA(Þ) 67,862 944
Italgas SpA 9,217 60
Snam Rete Gas SpA 88,884 493
Terna Rete Elettrica Nazionale SpA 161,121 1,395
6,315
Japan - 2.0%
Central Japan Railway Co. 3,000 371
East Japan Railway Co. 18,567 1,065
Japan Airport Terminal Co., Ltd. 26,400 1,291
Kamigumi Co., Ltd. 31,713 695
West Japan Railway Co. 23,700 1,027
4,449
Mexico - 5.7%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 10,418 911
Grupo Aeroportuario del Pacifico SAB
de CV Class B 169,493 3,016
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,277 1,825
Grupo Aeroportuario del Sureste SAB
de CV Class B 181,274 5,203
Grupo Aeroportuario del Sureste SAB
de CV - ADR 2,398 686
Promotora y Operadora de
Infraestructura SAB de CV 93,687 974
12,615
Netherlands - 0.2%
Koninklijke Vopak NV 10,813 413
New Zealand - 2.1%
Auckland International Airport, Ltd.(Æ) 740,805 4,054
Contact Energy, Ltd. 41,530 201
Meridian Energy, Ltd. 57,141 193
Port of Tauranga, Ltd. 79,460 310
4,758

See accompanying notes which are an integral part of the financial statements.
630 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippines - 0.2%
International Container Terminal
Services, Inc. 96,292 377
Portugal - 0.4%
Energias de Portugal SA 155,686 859
Singapore - 0.4%
NetLink NBN Trust(Þ) 75,873 50
Parkway Life Real Estate Investment
Trust(ö) 49,417 144
Sembcorp Industries, Ltd. 218,400 702
896
Spain – 7.9%
Aena SME SA(Æ)(Ñ)(Þ) 64,554 10,901
Cellnex Telecom SA(Þ) 35,793 1,508
EDP Renovaveis SA(Æ) 10,420 232
Ferrovial SA 28,480 894
Iberdrola SA 323,122 4,192
17,727
Switzerland - 1.7%
Flughafen Zurich AG 19,826 3,817
Thailand - 0.0%
Airports of Thailand PCL(Æ) 11,500 25
United Kingdom - 2.2%
IHS Holding, Ltd.(Æ) 13,354 129
National Grid PLC 72,563 1,041
National Grid PLC - ADR 5,874 421
Scottish & Southern Energy PLC 94,550 2,181
Severn Trent PLC Class H 33,570 1,238
5,010
United States - 39.7%
Alliant Energy Corp. 35,508 1,958
American Tower Corp.(ö) 10,643 2,175
American Water Works Co., Inc. 7,466 1,107
Casella Waste Systems, Inc. Class A(Æ) 3,896 347
CenterPoint Energy, Inc. 66,697 2,032
Cheniere Energy, Inc. 50,860 7,782
Clearway Energy Operating LLC Class
C 7,758 236
CMS Energy Corp. 12,071 752
Constellation Energy Corp. 3,132 242
Crown Castle, Inc.(ö) 14,669 1,806
CSX Corp. 32,685 1,002
Dominion Energy, Inc. 59,841 3,419
DT Midstream, Inc. 53,962 2,659
DTE Energy Co. 20,465 2,300
Duke Energy Corp. 64,732 6,401
Entergy Corp. 26,476 2,848
Equinix, Inc.(ö) 598 433
Essential Utilities, Inc. 8,847 378
Evergy, Inc. 15,518 964
Evoqua Water Technologies Corp.(Æ) 146 7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exelon Corp. 55,053 2,336
FirstEnergy Corp. 25,910 1,031
Kinder Morgan, Inc. 114,824 1,969
NextEra Energy, Inc. 117,560 8,979
NiSource, Inc. 30,989 882
Norfolk Southern Corp. 897 182
ONEOK, Inc. 23,331 1,526
PG&E Corp.(Æ) 81,884 1,401
Pinnacle West Capital Corp. 8,000 628
PPL Corp. 130,477 3,747
Public Service Enterprise Group, Inc. 13,322 842
Republic Services, Inc. Class A 11,310 1,636
SBA Communications Corp.(ö) 5,079 1,325
Sempra Energy 13,338 2,074
Southern Co. (The) 75,067 5,521
Targa Resources Corp. 68,656 5,186
Union Pacific Corp. 7,446 1,457
Waste Management, Inc. 5,270 875
WEC Energy Group, Inc. 11,558 1,112
Williams Cos., Inc. (The) 80,169 2,426
Xcel Energy, Inc. 63,918 4,468
88,451
Total Common Stocks
(cost $181,362) 214,175
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 7,599,046 (∞) 7,597
Total Short-Term Investments
(cost $7,597) 7,597
Other Securities - 7.3%
U.S. Cash Collateral Fund(@)(×) 16,241,635 (∞) 16,242
Total Other Securities
(cost $16,242) 16,242
Total Investments - 106.7%
(identified cost $205,201) 238,014
Other Assets and Liabilities,
Net - (6.7%)
(14,988)
Net Assets - 100.0%
223,026

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 631
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.7%
Aena SME SA 02/11/15 EUR 64,554 107.81 6,959
10,901
Cellnex Telecom SA 03/20/19 EUR 35,793 32.68 1,170
1,508
Enav SpA 06/07/17 EUR 69,699 4.07 284
327
Hydro One, Ltd. 08/12/22 CAD 30,561 27.18 831
895
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 67,862 8.14 552
944
NetLink NBN Trust 12/07/18 SGD 75,873 0.59 45
50
Orsted A/S 11/08/19 DKK 4,616 84.78 391 415
15,040
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 33 EUR 1,426 06/23
80
MSCI Emerging Markets Index Futures 19 USD 935 06/23
8
S&P E-Mini Energy Select Sector Futures 14 USD 1,253 06/23
102
S&P E-Mini Utilities Select Sector Futures 52 USD 3,634 06/23
201
SPI 200 Index Futures 11 AUD 2,012 06/23 53
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 444
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,133 AUD 1,700 06/21/23 (6)
Bank of America USD 4,600 AUD 6,828 06/21/23 (72)
Bank of America USD 193 CAD 261 05/02/23 —
Bank of America USD 1,153 EUR 1,067 06/21/23 25
Bank of America USD 3 HKD 24 05/02/23 —
Bank of America USD 11 HKD 86 05/03/23 —
Bank of America AUD 972 USD 660 06/21/23 16
Bank of America AUD 6,963 USD 4,641 06/21/23 24
Bank of America EUR 522 USD 571 06/21/23 (6)
Bank of America EUR 4,485 USD 4,864 06/21/23 (92)
Bank of New York USD 586 AUD 884 06/21/23 —
Bank of New York USD 589 EUR 554 06/21/23 24
Citigroup USD 4,827 EUR 4,409 06/21/23 45
Royal Bank of Canada USD 586 AUD 884 06/21/23 —
Royal Bank of Canada USD 588 EUR 554 06/21/23 25
State Street BRL 499 USD 100 05/03/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (17)

See accompanying notes which are an integral part of the financial statements.
632 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 20,386 $ —
$ —
$ 20,386 9.1
Belgium — 113 —
—
113 0.1
Brazil 1,220 — —
—
1,220 0.5
Canada 18,465 — —
—
18,465 8.3
China — 5,699 —
—
5,699 2.6
Denmark — 415 —
—
415 0.2
France — 16,541 —
—
16,541 7.4
Germany — 3,074 —
—
3,074 1.4
Hong Kong — 2,550 —
—
2,550 1.1
Italy — 6,315 —
—
6,315 2.8
Japan — 4,449 —
—
4,449 2.0
Mexico 12,615 — —
—
12,615 5.7
Netherlands — 413 —
—
413 0.2
New Zealand — 4,758 —
—
4,758 2.1
Philippines — 377 —
—
377 0.2
Portugal — 859 —
—
859 0.4
Singapore — 896 —
—
896 0.4
Spain — 17,727 —
—
17,727 7.9
Switzerland — 3,817 —
—
3,817 1.7
Thailand — 25 —
—
25 —*
United Kingdom 550 4,460 —
—
5,010 2.2
United States 88,451 — —
—
88,451 39.7
Short-Term Investments — — — 7,597 7,597 3.4
Other Securities — — — 16,242 16,242 7.3
Total Investments 121,301 92,874 — 23,839 238,014 106.7
Other Assets and Liabilities, Net
(6.7)
100.0
Other Financial Instruments
Assets
Futures Contracts 444 — — — 444 0.2
Foreign Currency Exchange Contracts — 159 — — 159 0.1
A
Liabilities
Foreign Currency Exchange Contracts — (176) — — (176) (0.1)
Total Other Financial Instruments
**
$ 444 $ (17) $ — $ — $ 42 7
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 633
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
36,604
Alternative Carriers ............................................................................
50
Construction & Engineering ..............................................................
5,340
Diversified ..........................................................................................
5,739
Electric Utilities .................................................................................
54,935
Environmental & Facilities Services .................................................
4,277
Gas Utilities .......................................................................................
6,577
Healthcare REITs ...............................................................................
144
Highways & Railtracks ......................................................................
27,766
Integrated Telecommunication Services ............................................
2,581
Internet Services & Infrastructure ......................................................
39
Marine Ports & Services ....................................................................
4,172
Mixed Industrial/Office ......................................................................
7
Multi-Utilities ....................................................................................
19,961
Oil & Gas Storage & Transportation .................................................
34,606
Railroads ............................................................................................
7,209
Renewable Electricity ........................................................................
750
Water Utilities ....................................................................................
3,418
Short-Term Investments .......................................................
7,597
Other Securities .....................................................................
16,242
Total Investments ............................................................................... 238,014

See accompanying notes which are an integral part of the financial statements.
634 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 159
Variation margin on futures contracts* 444 —
Total
$ 444 $ 159
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 176
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,476 $ —
Foreign currency exchange contracts — 944
Total
$ 1,476 $ 944
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 372 $ —
Foreign currency exchange contracts — 10
Total
$ 372 $ 10
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 635
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 15,643 $ — $ 15,643
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 159 — 159
Total Financial and Derivative Assets
15,802 — 15,802
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 15,802 $ — $ 15,802
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5,513 $ 65 $ 5,448 $ —
Bank of Montreal
5,066 — 5,066 —
Bank of New York
24 — — 24
Citigroup
3,463 — 3,418 45
Goldman Sachs
1,234 — 1,234 —
Royal Bank of Canada
25 — — 25
Wells Fargo
477 — 477 —
Total
$ 15,802 $ 65 $ 15,643 $ 94

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
636 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 176 $ — $ 176
Total Financial and Derivative Liabilities
176 — 176
Financial and Derivative Liabilities not su bject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 176 $ — $ 176
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 176 $ 65 $ — $ 111
Total
$ 176 $ 65 $ — $ 111
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
638 Global Infrastructure Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 205,201
Investments, at fair value(*)(>) ....................................................................................................................................................
238,014
Foreign currency holdings(^) ....................................................................................................................................................... 697
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 159
Receivables:
Dividends and interest ...................................................................................................................................................... 453
Dividends from affiliated funds ....................................................................................................................................... 36
Investments sold ............................................................................................................................................................... 1,304
Fund shares sold ............................................................................................................................................................... 92
Foreign capital gains taxes recoverable ........................................................................................................................... 93
From broker(a) ................................................................................................................................................................. 175
Variation margin on futures contracts .............................................................................................................................. 444
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
241,469
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,637
Fund shares redeemed ...................................................................................................................................................... 131
Accrued fees to affiliates .................................................................................................................................................. 146
Other accrued expenses .................................................................................................................................................... 111
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 176
Payable upon return of securities loaned ..................................................................................................................................... 16,242
Total liabilities ...........................................................................................................................................................
18,443
Net Assets ...............................................................................................................................................................
$ 223,026

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 639
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 32,417
Shares of beneficial interest .........................................................................................................................................................
250
Additional paid-in capital ............................................................................................................................................................
190,359
Net Assets ...............................................................................................................................................................
$ 223,026
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.43
Class A — Net assets ........................................................................................................................................................... $ 4,137,426
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 465,175
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.76
Class C — Net assets ........................................................................................................................................................... $ 2,036,497
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 232,493
Net asset value per share: Class M(#) .......................................................................................................................................... $ 8.90
Class M — Net assets .......................................................................................................................................................... $ 42,405,327
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,762,753
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.93
Class S — Net assets ............................................................................................................................................................ $ 124,050,487
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 13,895,223
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 8.93
Class Y — Net assets ........................................................................................................................................................... $ 50,396,317
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 5,645,053
Amounts in thousands
(^)     Foreign currency holdings - cost $ 696
(*)     Securities on loan included in investments $ 15,643
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 23,839
(a)     Receivable from Broker for Futures $ 175
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
640 Global Infrastructure Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,583
Dividends from affiliated funds ....................................................................................................................................... 219
Securities lending income (net) ....................................................................................................................................... 4
Less foreign taxes withheld ............................................................................................................................................. (154)
Total investment income ..............................................................................................................................................................
2,652
Expenses
Advisory fees ................................................................................................................................................................... 1,103
Administrative fees .......................................................................................................................................................... 43
Custodian fees .................................................................................................................................................................. 77
Distribution fees - Class A ............................................................................................................................................... 5
Distribution fees - Class C ............................................................................................................................................... 8
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 38
Transfer agent fees - Class S ............................................................................................................................................ 117
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 48
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 1,514
Expense reductions .......................................................................................................................................................... (622)
Net expenses ................................................................................................................................................................................
892
Net investment income (loss) .......................................................................................................................................................
1,760
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 380
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 1,476
Foreign currency exchange contracts ............................................................................................................................... 944
Foreign currency-related transactions .............................................................................................................................. (505)
Net realized gain (loss) ................................................................................................................................................................
2,290
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 16,220
Futures contracts .............................................................................................................................................................. 372
Foreign currency exchange contracts ............................................................................................................................... 10
Foreign currency-related transactions .............................................................................................................................. 29
Net change in unrealized appreciation (depreciation) ................................................................................................................. 16,631
Net realized and unrealized gain (loss) ........................................................................................................................................ 18,921
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 20,681
*      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 641
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,760 $ 1,533
Net realized gain (loss) ....................................................................................................................... 2,290 3,815
Net change in unrealized appreciation (depreciation) ........................................................................ 16,631 (10,029)
Net increase (decrease) in net assets from operations .............................................................................. 20,681 (4,681)
Distributions
To shareholders
Class A .......................................................................................................................................... (79) (658)
Class C .......................................................................................................................................... (35) (339)
Class M ......................................................................................................................................... (866) (1,356)
Class S .......................................................................................................................................... (2,486) (10,069)
Class Y .......................................................................................................................................... (347) (964)
Net decrease in net assets from distributions ............................................................................................ (3,813) (13,386)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 131,324 (3,220)
Total Net Increase (Decrease) in Net Assets ........................................................................
148,192 (21,287)
Net Assets
Beginning of period .................................................................................................................................. 74,834 96,121
End of period .............................................................................................................................................
$ 223,026 $ 74,834

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
642 Global Infrastructure Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 322 79 $ 699
Proceeds from reinvestment of distributions 9 79 77 658
Payments for shares redeemed (78) (675) (123) (1,109)
Net increase (decrease)
(32) (274) 33 248
Class C
Proceeds from shares sold 28 238 55 490
Proceeds from reinvestment of distributions 5 35 40 339
Payments for shares redeemed (63) (529) (86) (763)
Net increase (decrease)
(30) (256) 9 66
Class M
Proceeds from shares sold 3,945 32,978 300 2,728
Proceeds from reinvestment of distributions 103 866 159 1,356
Payments for shares redeemed (371) (3,197) (236) (2,063)
Net increase (decrease)
3,677 30,647 223 2,021
Class S
Proceeds from shares sold 9,106 75,802 992 8,863
Proceeds from reinvestment of distributions 294 2,478 1,173 10,050
Payments for shares redeemed (2,030) (17,513) (2,867) (25,989)
Net increase (decrease)
7,370 60,767 (702) (7,076)
Class Y
Proceeds from shares sold 4,962 41,57 3 73 558
Proceeds from reinvestment of distributions 40 34 7 113 963
Payments for shares redeemed (168) (1,480) — —
Net increase (decrease)
4,83 4 40,440 186 1,521
Total increase (decrease)
15,81 9 $ 131,324 (251) $ (3,220)

See accompanying notes which are an integral part of the financial statements.
644 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 8.13 .07 .86 .93 (.05) (.12)
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
Class C
April 30, 2023* 8.01 .04 .85 .89 (.02) (.12)
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
Class M
April 30, 2023* 8.13 .09 .86 .95 (.06) (.12)
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
Class S
April 30, 2023* 8.16 .08 .87 .95 (.06) (.12)
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
Class Y
April 30, 2023* 8.16 .10 .86 .96 (.07) (.12)
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 645
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return (
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (
ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ)
%
Portfolio
Turnover Rate (
ǿ)
(.17) 8.89 11.56 4,137 1.97 1.28 1.70 36
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.14) 8.76 11.20 2,037 2.72 2.03 .92 36
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.18) 8.90 11.89 42,405 1.71 .93 2.06 36
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.18) 8.93 11.79 124,051 1.72 1.03 1.96 36
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.19) 8.93 11.88 50,396 1.52 .85 2.33 36
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
646 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 112,243
Administrative fees 8,814
Distribution fees 2,113
Shareholder servicing fees 426
Transfer agent fees 22,069
$ 145,665
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,347 $ 199,491 $ 194,236 $ (5) $ — $ 7,597 $ 219 $ —
U.S. Cash Collateral Fund 1,426 34,656 19,840 — — 16,242 13 —
$ 3,773 $ 234,147 $ 214,076 $ (5) $ — $ 23,839 $ 232 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 208,947,439 $ 30,055,329 $ (562,712) $ 29,492,617

Global Real Estate Securities Fund 647
Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,077.70 $ 1,018.00
Expenses Paid During Period* $ 7.06 $ 6.85
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,074.10 $ 1,014.28
Expenses Paid During Period* $ 10.90 $ 10.59
* Expenses are equal to the Fund's annualized expense ratio of 2.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,079.60 $ 1,019.74
Expenses Paid During Period* $ 5.26 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

648 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,080.10 $ 1,020.08
Expenses Paid During Period* $ 4.90 $ 4.76
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,079.20 $ 1,019.24
Expenses Paid During Period* $ 5.77 $ 5.61
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,080.20 $ 1,020.23
Expenses Paid During Period* $ 4.75 $ 4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 649
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.8%
Australia - 3.8%
Charter Hall Group - ADR(ö) 464,126 3,434
Dexus Property Group(ö) 529,025 2,733
Goodman Group(ö) 105,847 1,360
GPT Group (The)(ö) 352,437 1,032
HomeCo Daily Needs Real Estate
Investment Trust(ö)(Þ) 1,049,903 837
Ingenia Communities Group(ö) 336,973 959
Region RE, Ltd.(ö) 709,048 1,156
Scentre Group(ö) 928,950 1,776
Stockland(ö) 966,502 2,853
16,140
Belgium - 0.6%
Aedifica SA(ö) 9,891 828
Cofinimmo SA(ö) 6,968 666
VGP NV 3,762 395
Warehouses De Pauw CVA(ö) 29,124 873
2,762
Canada - 2.1%
Allied Properties Real Estate
Investment Trust(ö) 134,779 2,266
Canadian Apartment Properties(ö) 56,217 2,060
Granite Real Estate Investment Trust(ö) 32,882 2,045
RioCan Real Estate Investment Trust(ö) 159,640 2,472
8,843
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 214,600 415
France - 1.7%
Argan SA(ö) 6,536 510
Covivio(Ñ)(ö) 11,368 647
ICADE SA(ö) 14,845 698
Klepierre SA - GDR(ö) 208,021 5,276
Mercialys SA(Ñ)(ö) 29,711 299
7,430
Germany - 1.8%
LEG Immobilien SE 40,937 2,546
TAG Immobilien AG 144,073 1,233
Vonovia SE 185,769 4,017
7,796
Hong Kong - 5.5%
CK Asset Holdings, Ltd. 768,522 4,544
Hang Lung Properties, Ltd. - ADR 573,000 1,049
Hongkong Land Holdings, Ltd. 127,743 567
Hysan Development Co., Ltd. 249,000 705
Link Real Estate Investment Trust(ö) 993,883 6,511
Sands China, Ltd.(Æ) 470,044 1,678
Sun Hung Kai Properties, Ltd. 474,543 6,611
Wharf Real Estate Investment Co., Ltd. 370,133 2,136
23,801
Japan - 10.0%
Activia Properties, Inc.(ö) 696 2,028
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö) 787 2,042
Daiwa House REIT Investment Corp.(ö) 640 1,363
Global One Real Estate Investment
Corp.(ö) 830 642
Hulic REIT, Inc.(ö) 797 918
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,759 2,016
Invincible Investment Corp.(ö) 3,938 1,701
Japan Hotel REIT Investment Corp.(ö) 2,420 1,366
Japan Retail Fund Investment Corp.(ö) 3,161 2,314
Keihanshin Building Co., Ltd. 100,300 948
Kenedix Office Investment Corp. Class
A(ö) 88 195
Kenedix Retail REIT Corp.(ö) 830 1,492
Mitsubishi Estate Co., Ltd. 445,518 5,505
Mitsui Fudosan Co., Ltd. 304,227 6,044
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 175 658
Mori Trust Sogo REIT, Inc.(ö) 5,170 2,723
Nippon Prologis REIT, Inc.(ö) 1,057 2,409
Nomura Real Estate Holdings, Inc. 52,200 1,299
Nomura Real Estate Master Fund, Inc.
(ö) 492 576
Sekisui House REIT, Inc.(ö) 3,651 2,071
Sumitomo Realty & Development Co.,
Ltd. 82,500 1,924
TOC Co., Ltd. 45,000 222
Tokyu Fudosan Holdings Corp. 213,533 1,082
United Urban Investment Corp.(ö) 1,400 1,554
43,092
Netherlands - 0.6%
CTP NV(Þ) 55,952 735
Eurocommercial Properties NV(ö) 26,643 640
Unibail-Rodamco-Westfield(Æ)(ö) 22,972 1,235
2,610
Singapore - 3.7%
Cambridge Industrial Trust(ö) 1,880,000 458
CapitaLand Ascendas REIT(ö) 875,400 1,885
CapitaLand Ascott Trust 98,344 80
Capitaland Investment, Ltd. 1,724,946 4,832
Frasers Logistics & Commercial
Trust(ö)(Þ) 3,425,600 3,475
Keppel DC REIT(ö) 492,400 796
Mapletree Logistics Trust(ö) 2,070,300 2,709
Parkway Life Real Estate Investment
Trust(ö) 522,782 1,522
15,757
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 43,860 358
Inmobiliaria Colonial Socimi SA(ö) 84,925 544
Merlin Properties Socimi SA(ö) 115,311 1,020
1,922

See accompanying notes which are an integral part of the financial statements.
650 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 1.3%
Castellum AB(Ñ) 138,801 1,689
Catena AB 31,576 1,211
Fabege AB 152,163 1,219
Fastighets AB Balder Class B(Æ) 235,759 1,098
Pandox AB 35,585 424
5,641
Switzerland - 0.3%
PSP Swiss Property AG 10,881 1,281
United Kingdom - 5.0%
Big Yellow Group PLC(ö) 71,747 1,104
British Land Co. PLC (The)(ö) 728,732 3,667
Derwent London PLC(ö) 52,806 1,595
Grainger PLC 446,172 1,451
Land Securities Group PLC(ö) 132,522 1,126
Life Science REIT PLC(ö) 409,505 358
LondonMetric Property PLC(ö) 189,132 458
LXI REIT PLC(ö)(Þ) 489,680 650
PRS REIT PLC (The)(ö) 342,433 371
Safestore Holdings PLC(ö) 242,565 3,021
Segro PLC(ö) 414,068 4,361
Sirius Real Estate, Ltd. 788,181 798
Tritax EuroBox PLC(Þ) 544,627 443
UNITE Group PLC (The)(ö) 152,266 1,839
21,242
United States - 59.8%
Agree Realty Corp.(ö) 69,013 4,692
Alexandria Real Estate Equities, Inc.(ö) 33,454 4,154
American Homes 4 Rent Class A(ö) 99,543 3,311
Americold Realty Trust, Inc.(ö) 160,739 4,756
Apartment Income REIT Corp.(ö) 50,907 1,882
AvalonBay Communities, Inc.(ö) 52,905 9,542
Boyd Gaming Corp. 20,953 1,454
Camden Property Trust(ö) 36,244 3,989
Cousins Properties, Inc.(ö) 78,889 1,720
Digital Realty Trust, Inc.(ö) 125,649 12,458
EastGroup Properties, Inc.(ö) 22,481 3,744
Equinix, Inc.(ö) 27,339 19,796
Equity LifeStyle Properties, Inc. Class
A(ö) 61,072 4,208
Essential Properties Realty Trust, Inc.
(ö) 111,013 2,748
Essex Property Trust, Inc.(ö) 6,736 1,480
Extra Space Storage, Inc.(ö) 27,680 4,208
Healthcare Realty Holdings, LP(ö) 179,949 3,559
Highwoods Properties, Inc.(ö) 56,029 1,284
Host Hotels & Resorts, Inc.(ö) 160,350 2,593
Invitation Homes, Inc.(ö) 280,956 9,375
Iron Mountain, Inc.(ö) 62,160 3,434
Jones Lang LaSalle, Inc.(Æ) 10,772 1,498
Kimco Realty Corp.(ö) 333,245 6,395
Kite Realty Group Trust(ö) 162,766 3,372
Life Storage, Inc.(ö) 28,223 3,793
Mid-America Apartment Communities,
Inc.(ö) 71,029 10,924
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Retail Properties, Inc.(ö) 2,933 128
Prologis, LP(ö) 276,719 34,659
Public Storage(ö) 50,808 14,980
Realty Income Corp.(ö) 156,681 9,846
Rexford Industrial Realty, Inc.(ö) 40,804 2,276
Ryman Hospitality Properties, Inc.(ö) 37,873 3,396
Sabra Health Care REIT, Inc.(ö) 190,814 2,175
Simon Property Group, Inc.(ö) 102,653 11,633
Spirit Realty Capital, Inc.(ö) 98,361 3,783
Sun Communities, Inc.(ö) 32,956 4,579
UDR, Inc.(ö) 97,912 4,047
Ventas, Inc.(ö) 15,090 725
VICI Properties, Inc.(ö) 243,882 8,277
Welltower, Inc.(ö) 253,293 20,066
Weyerhaeuser Co.(ö) 20,492 613
WP Carey, Inc.(ö) 66,209 4,913
256,465
Total Common Stocks
(cost $357,746) 415,197
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 9,947,612 (∞) 9,944
Total Short-Term Investments
(cost $9,944) 9,944
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 2,502,605 (∞) 2,503
Total Other Securities
(cost $2,503) 2,503
Total Investments - 99.7%
(identified cost $370,193) 427,644
Other Assets and Liabilities,
Net - 0.3%
1,450
Net Assets - 100.0%
429,094

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 651
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
CTP NV 04/06/21 EUR 55,952 17.27 966
735
Frasers Logistics & Commercial Trust 07/12/21 SGD 3,425,600 1.02 3,488
3,475
HomeCo Daily Needs Real Estate Investment Trust 02/06/23 AUD 1,049,903 0.92 968
837
LXI REIT PLC 09/05/22 GBP 489,680 1.44 708
650
Tritax EuroBox PLC 03/15/21 EUR 544,627 1.43 781 443
6,140
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 228 USD 7,586 06/23
414
FTSE/EPRA Europe Index Futures 92 EUR 1,375 06/23
1
Hang Seng Index Futures 5 HKD 4,950 05/23
2
MSCI Singapore Index Futures 22 SGD 657 05/23
(7)
S&P/TSX 60 Index Futures 2 CAD 499 06/23
20
SPI 200 Index Futures 4 AUD 732 06/23
19
TOPIX Index Futures 10 JPY 205,800 06/23 59
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 508
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 429 EUR 397 06/21/23 9
Bank of America USD 463 JPY 60,582 06/21/23 (15)
Bank of America AUD 1,055 USD 711 06/21/23 11
Bank of America HKD 7,733 USD 989 06/21/23 2
Bank of America JPY 310,084 USD 2,402 06/21/23 109
Bank of America SGD 1,106 USD 837 06/21/23 7
Bank of New York USD 269 AUD 405 06/21/23 —
Bank of New York USD 178 CAD 244 06/21/23 3
Bank of New York USD 770 EUR 725 06/21/23 32
Bank of New York USD 370 HKD 2,897 06/21/23 (1)
Bank of New York USD 639 JPY 86,108 06/21/23 (3)
Bank of New York USD 223 SGD 300 06/21/23 2
Royal Bank of Canada USD 268 AUD 405 06/21/23 —
Royal Bank of Canada USD 178 CAD 244 06/21/23 3
Royal Bank of Canada USD 769 EUR 725 06/21/23 32
Royal Bank of Canada USD 370 HKD 2,897 06/21/23 (1)
Royal Bank of Canada USD 639 JPY 86,108 06/21/23 (2)
Royal Bank of Canada USD 223 SGD 300 06/21/23 3
Royal Bank of Canada CAD 696 USD 517 06/21/23 2
Royal Bank of Canada EUR 362 USD 398 06/21/23 (2)
Royal Bank of Canada HKD 2,997 USD 383 06/21/23 —

See accompanying notes which are an integral part of the financial statements.
652 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada JPY 69,441 USD 528 06/21/23 15
State Street USD 990 AUD 1,473 06/21/23 (13)
State Street USD 685 CAD 937 06/21/23 8
State Street USD 1,411 HKD 11,025 06/21/23 (4)
State Street USD 2,849 JPY 369,193 06/21/23 (119)
State Street USD 1,158 SGD 1,534 06/21/23 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 72
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 16,140 $ —
$ —
$ 16,140 3.8
Belgium — 2,762 —
—
2,762 0.6
Canada 8,843 — —
—
8,843 2.1
China — 415 —
—
415 0.1
France — 7,430 —
—
7,430 1.7
Germany — 7,796 —
—
7,796 1.8
Hong Kong — 23,801 —
—
23,801 5. 5
Japan — 43,092 —
—
43,092 10.0
Netherlands — 2,610 —
—
2,610 0.6
Singapore — 15,757 —
—
15,757 3.7
Spain — 1,922 —
—
1,922 0.5
Sweden — 5,641 —
—
5,641 1.3
Switzerland — 1,281 —
—
1,281 0.3
United Kingdom — 21,242 —
—
21,242 5.0
United States 256,465 — —
—
256,465 59 . 8
Short-Term Investments — — — 9,944 9,944 2.3
Other Securities — — — 2,503 2,503 0.6
Total Investments 265,308 149,889 — 12,447 427,644 99. 7
Other Assets and Liabilities, Net
0. 3
100.0
Other Financial Instruments
Assets
Futures Contracts 515 — — — 515 0.1
Foreign Currency Exchange Contracts — 23 8 — — 23 8 0.1
A
Liabilities
Futures Contracts (7) — — — (7) (—)
*

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 653
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts — (16 6 ) — — (16 6 ) (—)
*
Total Other Financial Instruments
**
$ 508 $ 72 $ — $ — $ 58 0
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
33,465
Diversified ..........................................................................................
100,972
Healthcare ..........................................................................................
28,047
Industrial ............................................................................................
68,666
Lodging/Resorts .................................................................................
19,211
Office ..................................................................................................
18,258
Residential ..........................................................................................
69,244
Retail ..................................................................................................
47,756
Self Storage ........................................................................................
27,106
Shopping Centers ...............................................................................
2,472
Short-Term Investments .......................................................
9,944
Other Securities .....................................................................
2,503
Total Investments ............................................................................... 427,644

See accompanying notes which are an integral part of the financial statements.
654 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 238
Variation margin on futures contracts* 515 —
Total
$ 515 $ 238
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 7 $ —
Unrealized depreciation on foreign currency exchange contracts — 166
Total
$ 7 $ 166
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,352 $ —
Foreign currency exchange contracts — 171
Total
$ 1,352 $ 171
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 561 $ —
Foreign currency exchange contracts — 243
Total
$ 561 $ 243
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 655
Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,479 $ — $ 2,479
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 238 — 238
Total Financial and Derivative Assets
2,717 — 2,717
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,717 $ — $ 2,717
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 139 $ 15 $ — $ 124
Bank of New York
36 3 — 33
Barclays
354 — 354 —
Citigroup
2,125 — 2,125 —
Royal Bank of Canada
55 4 — 51
State Street
8 8 — —
Total
$ 2,717 $ 30 $ 2,479 $ 208

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
656 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 166 $ — $ 166
Total Financial and Derivative Liabilities
166 — 166
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 166 $ — $ 166
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 15 $ 15 $ — $ —
Bank of New York 3 3 — —
Royal Bank of Canada 4 4 — —
State Street 144 8 — 136
Total
$ 166 $ 30 $ — $ 136
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 657
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 370,193
Investments, at fair value(*)(>) ....................................................................................................................................................
427,644
Foreign currency holdings(^) ....................................................................................................................................................... 706
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 238
Receivables:
Dividends and interest ...................................................................................................................................................... 1,158
Dividends from affiliated funds ....................................................................................................................................... 52
Investments sold ............................................................................................................................................................... 1,258
Fund shares sold ............................................................................................................................................................... 258
Foreign capital gains taxes recoverable ........................................................................................................................... 172
From broker(a) ................................................................................................................................................................. 729
Variation margin on futures contracts .............................................................................................................................. 510
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
432,729
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 186
Fund shares redeemed ...................................................................................................................................................... 266
Accrued fees to affiliates .................................................................................................................................................. 346
Other accrued expenses .................................................................................................................................................... 168
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 166
Payable upon return of securities loaned ..................................................................................................................................... 2,503
Total liabilities ...........................................................................................................................................................
3,635
Net Assets ...............................................................................................................................................................
$ 429,094

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
658 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (26,334)
Shares of beneficial interest .........................................................................................................................................................
154
Additional paid-in capital ............................................................................................................................................................
455,274
Net Assets ...............................................................................................................................................................
$ 429,094
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 26.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 28.54
Class A — Net assets ........................................................................................................................................................... $ 10,619,644
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 394,793
Net asset value per share: Class C(#) ........................................................................................................................................... $ 25.48
Class C — Net assets ........................................................................................................................................................... $ 6,953,913
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 272,957
Net asset value per share: Class M(#) .......................................................................................................................................... $ 27.82
Class M — Net assets .......................................................................................................................................................... $ 64,418,638
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,315,401
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 27.87
Class R6 — Net assets ......................................................................................................................................................... $ 3,191,139
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 114,502
Net asset value per share: Class S(#) ........................................................................................................................................... $ 27.86
Class S — Net assets ............................................................................................................................................................ $ 282,577,352
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 10,144,373
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 27.86
Class Y — Net assets ........................................................................................................................................................... $ 61,333,569
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,201,574
Amounts in thousands
(^)     Foreign currency holdings - cost $ 724
(*)     Securities on loan included in investments $ 2,479
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 12,447
(a)     Receivable from Broker for Futures $ 729
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 659
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,525
Dividends from affiliated funds ....................................................................................................................................... 262
Securities lending income (net) ....................................................................................................................................... 10
Less foreign taxes withheld ............................................................................................................................................. (323)
Total investment income ..............................................................................................................................................................
8,474
Expenses
Advisory fees ................................................................................................................................................................... 1,856
Administrative fees .......................................................................................................................................................... 112
Custodian fees .................................................................................................................................................................. 98
Distribution fees - Class A ............................................................................................................................................... 13
Distribution fees - Class C ............................................................................................................................................... 27
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 65
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 294
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 66
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 2,687
Expense reductions .......................................................................................................................................................... (149)
Net expenses ................................................................................................................................................................................
2,538
Net investment income (loss) .......................................................................................................................................................
5,936
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (25,422)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,352
Foreign currency exchange contracts ............................................................................................................................... 171
Foreign currency-related transactions .............................................................................................................................. 216
Net realized gain (loss) ................................................................................................................................................................
(23,684)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 51,716
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 561
Foreign currency exchange contracts ............................................................................................................................... 243
Foreign currency-related transactions .............................................................................................................................. 24
Net change in unrealized appreciation (depreciation) ................................................................................................................. 52,545
Net realized and unrealized gain (loss) ........................................................................................................................................ 28,861
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 34,797

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
660 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,936 $ 12,152
Net realized gain (loss) ....................................................................................................................... (23,684) (28,726)
Net change in unrealized appreciation (depreciation) ........................................................................ 52,545 (187,970)
Net increase (decrease) in net assets from operations .............................................................................. 34,797 (204,544)
Distributions
To shareholders
Class A .......................................................................................................................................... (113) (909)
Class C .......................................................................................................................................... (65) (631)
Class M ......................................................................................................................................... (707) (7,011)
Class R6 ........................................................................................................................................ (37) (162)
Class S .......................................................................................................................................... (3,037) (30,576)
Class Y .......................................................................................................................................... (696) (6,968)
From return of capital .........................................................................................................................
Class A .......................................................................................................................................... — (170)
Class C .......................................................................................................................................... — (89)
Class M ......................................................................................................................................... — (1,471)
Class R6 ........................................................................................................................................ — (34)
Class S .......................................................................................................................................... — (6,129)
Class Y .......................................................................................................................................... — (1,446)
Net decrease in net assets from distributions ............................................................................................ (4,655) (55,596)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (145,033) (17,558)
Total Net Increase (Decrease) in Net Assets ........................................................................
(114,891) (277,698)
Net Assets
Beginning of period .................................................................................................................................. 543,985 821,683
End of period .............................................................................................................................................
$ 429,094 $ 543,985

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 661
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 12 $ 322 36 $ 1,165
Proceeds from reinvestment of distributions 4 112 31 1,071
Payments for shares redeemed (40) (1,081) (80) (2,537)
Net increase (decrease)
(24) (647) (13) (301)
Class C
Proceeds from shares sold 6 161 12 369
Proceeds from reinvestment of distributions 3 65 22 719
Payments for shares redeemed (35) (897) (54) (1,651)
Net increase (decrease)
(26) (671) (20) (563)
Class M
Proceeds from shares sold 308 8,496 454 15,088
Proceeds from reinvestment of distributions 26 707 243 8,481
Payments for shares redeemed (1,234) (32,984) (704) (23,024)
Net increase (decrease)
(900) (23,781) (7) 545
Class R6
Proceeds from shares sold 52 1,435 11 320
Proceeds from reinvestment of distributions 1 37 6 196
Payments for shares redeemed (11) (314) (20) (626)
Net increase (decrease)
42 1,158 (3) (110)
Class S
Proceeds from shares sold 641 17,632 1,592 52,914
Proceeds from reinvestment of distributions 111 3,024 1,045 36,608
Payments for shares redeemed (4,212) (113,498) (3,197) (103,794)
Net increase (decrease)
(3,460) (92,842) (560) (14,272)
Class Y
Proceeds from shares sold 63 1,689 225 6,299
Proceeds from reinvestment of distributions 26 696 241 8,414
Payments for shares redeemed (1,164) (30,635) (482) (17,570)
Net increase (decrease)
(1,075) (28,250) (16) (2,857)
Total increase (decrease)
(5,443) $ (145,033) (619) $ (17,558)

See accompanying notes which are an integral part of the financial statements.
662 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2023* 25.23 .31 1.64 1.95 (.28) — —
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29) —
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81) —
Class C
April 30, 2023* 23.95 .19 1.58 1.77 (.24) — —
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29) —
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81) —
Class M
April 30, 2023* 26.06 .36 1.71 2.07 (.31) — —
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29) —
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81) —
Class R6
April 30, 2023* 26.10 .37 1.71 2.08 (.31) — —
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29) —
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81) —
Class S
April 30, 2023* 26.10 .35 1.71 2.06 (.30) — —
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29) —
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81) —
Class Y
April 30, 2023* 26.09 .37 1.71 2.08 (.31) — —
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29) —
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 663
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.28) 26.90 7.77 10,620 1.43 1.37 2.29 30
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(.24) 25.48 7.41 6,954 2.17 2.12 1.54 30
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(.31) 27.82 7.96 64,419 1.17 1.02 2.65 30
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.31) 27.87 8.01 3,191 1.03 .95 2.66 30
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(.30) 27.86 7.92 282,576 1.17 1.12 2.54 30
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(.31) 27.86 8.02 61,334 .97 .92 2.68 30
(2.6 7 ) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
664 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 260,027
Administrative fees 16,769
Distribution fees 6,348
Shareholder servicing fees 1,400
Transfer agent fees 53,946
Trustee fees 7,189
$ 345,679
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,943 $ 120,400 $ 122,399 $ (1) $ 1 $ 9,944 $ 262 $ —
U.S. Cash Collateral Fund 1,140 20,803 19,440 — — 2,503 16 —
$ 13,083 $ 141,203 $ 141,839 $ (1) $ 1 $ 12,447 $ 278 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 393,805,181 $ 47,479,876 $ (13,060,329) $ 34,419,547

Multi-Strategy Income Fund 665
Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,111.20 $ 1,019.74
Expenses Paid During Period* $ 5.34 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,107.50 $ 1,016.02
Expenses Paid During Period* $ 9.25 $ 8.85
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,112.70 $ 1,021.47
Expenses Paid During Period* $ 3.51 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

666 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,112.20 $ 1,020.98
Expenses Paid During Period* $ 4.03 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,113.00 $ 1,021.97
Expenses Paid During Period* $ 2.99 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 41.6%
Corporate Bonds and Notes - 11.6%
2U, Inc.
2.250% due 05/01/25 465 350
Accolade, Inc.
0.500% due 04/01/26 629 506
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 463
Aircastle, Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 58
Alarm.com, Inc.
5.284% due 01/15/26 789 665
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 158 111
Alteryx, Inc.
0.500% due 08/01/24 689 634
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 112
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 100 84
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 65 63
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 103
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 99
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 150 143
Bandwidth, Inc.
0.250% due 03/01/26 571 438
0.500% due 04/01/28 188 120
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 264 259
Series DD
6.300% due 12/29/49 (USD 3 Month
LIBOR + 4.553%)(Ê)(ƒ) 101 102
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 238 215
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 163 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 289 283
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ)(Ñ) 147 147
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (USD 3 Month
LIBOR + 3.131%)(Ê)(ƒ) 90 82
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 22 18
Bridgebio Pharma, Inc.
2.250% due 02/01/29 448 270
Cable One, Inc.
8.568% due 03/15/26 546 447
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ) 38 28
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 227 216
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 352 271
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 495 415
Chegg, Inc.
4.794% due 09/01/26 1,433 1,146
Citigroup, Inc.
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 407 347
7.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.209%)(Ê)(ƒ) 180 178
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 272 255
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 134 131
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 90 78
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 68 62
CMS Energy Corp.

See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 74
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 311
Coinbase Global, Inc.
0.500% due 06/01/26 559 360
Comerica, Inc.
4.000% due 02/01/29 28 24
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ) 26 22
Corebridge Financial, Inc
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 185 168
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 559 439
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 313 245
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 225 189
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 176
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 163 139
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 212 179
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 159
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 165 119
Enterprise Products Operating LLC
Series D
7.858% due 08/16/77 (USD 3 Month
LIBOR + 2.986%)(Ê) 20 19
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 100
Eventbrite, Inc.
0.750% due 09/15/26 864 657
EZCORP, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 05/01/25 640 584
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 239
Fastly, Inc.
7.664% due 03/15/26 280 224
Fiverr International, Ltd.
0.000% due 11/01/25 992 842
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 112
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 154 160
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 100 83
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 342 279
Haemonetics Corp.
6.123% due 03/01/26 1,443 1,229
Hartford Financial Services Group, Inc.
Series ICON
6.989% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 107 87
HCI Group, Inc.
4.750% due 06/01/42 (Þ) 310 276
Health Catalyst, Inc.
2.500% due 04/15/25 401 372
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Þ)( Æ ) 1,640 —
Hope Bancorp, Inc.
2.000% due 05/15/38 627 621
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 10 9
ILFC E-Capital Trust I
6.548% due 12/21/65 (~)(Ê)(Þ) 210 135
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 733 610
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 544 502
iQIYI, Inc.
4.000% due 12/15/26 480 426
Itron, Inc.
6.015% due 03/15/26 1,545 1,294
Jazz Investments I, Ltd.
1.500% due 08/15/24 448 428
JetBlue Airways Corp.
0.500% due 04/01/26 605 471
JOYY, Inc.
1.375% due 06/15/26 423 385
JPMorgan Chase & Co.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 37 32
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 187 187
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 167 165
Kaman Corp.
3.250% due 05/01/24 863 812
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 ( Ê)(ƒ)(Þ)(~ ) 185 159
LendingTree, Inc.
0.500% due 07/15/25 252 188
Liberty Media Corp.
2.750% due 12/01/49 (Þ) 88 78
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 45 45
Livongo Health, Inc.
0.875% due 06/01/25 924 831
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 200 192
Lyft, Inc.
1.500% due 05/15/25 195 173
Magnite, Inc.
0.250% due 03/15/26 1,040 846
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 200 211
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 265
10.750% due 08/01/39 66 86
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 35 33
MFA Financial, Inc.
6.250% due 06/15/24 1,022 971
MicroStrategy, Inc.
0.000% due 02/15/27 885 537
NeoGenomics, Inc.
1.250% due 05/01/25 52 47
0.250% due 01/15/28 825 588
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 62 56
NextEra Energy Partners, LP
0.000% due 06/15/24 (Þ) 1,206 1,120
NuVasive, Inc.
0.375% due 03/15/25 1,313 1,176
Oak Street Health, Inc.
6.135% due 03/15/26 321 318
Peloton Interactive, Inc.
11.423% due 02/15/26 (Ñ) 225 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,045 951
Perficient, Inc.
0.125% due 11/15/26 469 369
PNC Financial Services Group, Inc.
(The)
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ)(Ñ) 164 154
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 204 187
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 110 100
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 135 130
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 70 70
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 195 186
Q2 Holdings, Inc.
0.125% due 11/15/25 392 331
Redfin Corp.
0.500% due 04/01/27 692 429
Redwood Trust, Inc.
5.625% due 07/15/24 390 363
Repay Holdings Corp.
0.000% due 02/01/26 (Þ) 473 354
RingCentral, Inc.
4.905% due 03/01/25 537 478
RWT Holdings, Inc.
5.750% due 10/01/25 975 844
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 400 401
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 52
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 97
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 152 123
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 340 320
Snap, Inc.
0.125% due 03/01/28 362 249
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,417 1,011
Southern Co. (The)

See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 150 141
Spotify Technology SA
4.125% due 03/15/26 1,553 1,308
Sunrun, Inc.
10.932% due 02/01/26 140 93
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 (Þ) 676 619
TechTarget, Inc.
0.000% due 12/15/26 629 488
TripAdvisor, Inc.
0.250% due 04/01/26 541 452
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 109
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 91 80
Turning Point Brands, Inc.
2.500% due 07/15/24 503 476
Unity Software, Inc.
8.008% due 11/15/26 150 117
Upstart Holdings, Inc.
0.250% due 08/15/26 126 72
US Bancorp
Series J
5.300% due 12/31/99 (USD 3 Month
LIBOR + 2.914%)(Ê)(ƒ) 121 103
Wayfair, Inc.
1.000% due 08/15/26 1,416 919
Wells Fargo & Co.
5.950% due 12/15/36 110 112
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 740 644
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 160 157
WisdomTree Investments, Inc.
3.250% due 06/15/26 294 280
44,457
International Debt - 17.3%
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 (Þ) 200 179
1.700% due 03/02/31 (Þ) 371 316
3.125% due 09/30/49 (Þ) 200 151
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 200 194
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 664
Algonquin Power & Utilities Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 174
Allianz SE
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 163
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 321
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,139 284
AXA SA
8.600% due 12/15/30 40 48
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 100 104
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 526
Bahrain Government International
Bond
Series REGS
6.250% due 01/25/51 (Þ) 844 660
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 613 556
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 180
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 205
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 183
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 100 51
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 110 105
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 600 534
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 400 382
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 206

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 288
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.196%)(Ê)(ƒ)(Þ) 200 157
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 240 230
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 505 464
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 200 192
Brazilian Government International
Bond
6.000% due 10/20/33 466 458
4.750% due 01/14/50 383 282
CBB International Sukuk Programme
Co.
6.250% due 10/18/30 (Þ) 200 202
Chile Government International Bond
2.550% due 07/27/33 1,000 837
CNP Assurances
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê)(ƒ)(Þ) 200 149
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 235
Corp Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 172
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 871 608
Corporacion Nacional del Cobre de
Chile
5.125% due 02/02/33 (Þ) 200 202
Costa Rica Government International
Bond
6.550% due 04/03/34 (Þ) 395 402
Series REGS
7.000% due 04/04/44 (Þ) 246 242
Credit Agricole SA
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 198
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 154
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Þ) 300 294
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 190
Deutsche Bank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)
(ƒ) 400 329
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 320 325
Series REGS
7.050% due 02/03/31 (Þ) 150 152
6.000% due 02/22/33 (Þ) 346 323
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 692
Ecopetrol SA
4.625% due 11/02/31 325 244
8.875% due 01/13/33 89 86
7.375% due 09/18/43 298 240
5.875% due 11/02/51 179 113
Ecuador Government International
Bond
Series REGS
6.000% due 07/31/30 (~)(Ê)(Þ) 156 82
3.500% due 07/31/35 (~)(Ê)(Þ) 592 216
Egypt Government International Bond
Series REGS
7.500% due 01/31/27 (Þ) 60 40
7.625% due 05/29/32 (Þ) 591 331
7.300% due 09/30/33 (Þ) 200 108
Egyptian Financial Co. for Sovereign
Taskeek (The)
10.875% due 02/28/26 (Þ) 237 195
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 136
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 200 193
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 487 464
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 532
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 597
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 710
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 244 220
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 82 81
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 176 179

See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 278
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 187 171
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 695
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 1,016 828
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 231 196
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 267
4.250% due 07/23/29 (Þ) 342 270
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 415 340
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 479
Ghana Government International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 200 74
7.875% due 02/11/35 (~)(Ê)(Þ) 664 245
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Ñ)(Þ) 709 638
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 (Þ) 234 228
Hazine Mustesarligi Varlik Kiralama
AS
Series REGS
5.125% due 06/22/26 (Þ) 200 182
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 157 191
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 200 190
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ)(Ñ) 200 199
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 515
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 908 663
Hungary Government International
Bond
6.750% due 09/25/52 (Þ) 200 208
Series REGS
3.125% due 09/21/51 (Þ) 265 164
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia Government International
Bond
4.550% due 01/11/28 200 200
3.550% due 03/31/32 1,059 983
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 185
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 151
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 174
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.711%)(Ê)(ƒ)(Þ) 200 182
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 629
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 182
Israel Government International Bond
4.500% due 01/17/33 200 200
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 100 92
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 200 200
Series REGS
7.375% due 10/10/47 (Þ) 220 186
Julius Baer Group, Ltd.
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.940%)(Ê)(ƒ)(Þ) 200 170
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 (Þ) 140 140
4.875% due 10/14/44 (Þ) 355 325
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 186
6.375% due 10/24/48 (Þ) 464 390
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 543
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 165
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Þ) 1,003 57
Liberty Latin America, Ltd.
2.000% due 07/15/24 528 487

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 183
Magyar Export-Import Bank Zrt
6.125% due 12/04/27 (Þ) 235 236
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 532
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 165
Mexico Government International
Bond
2.659% due 05/24/31 922 778
Momo, Inc.
1.250% due 07/01/25 356 352
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 (Þ) 200 153
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 355 363
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 425
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 198
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 141
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 187
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 325
7.375% due 09/28/33 (Þ) 295 204
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 194
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 187
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 631
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 602
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 384 404
6.250% due 01/25/31 (Þ) 200 207
7.000% due 01/25/51 (Þ) 200 198
Ooredoo QPSC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.625% due 04/08/31 (Þ) 579 506
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 400
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 369 125
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,998 639
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 (Þ) 283 228
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 477
Peruvian Government International
Bond
2.783% due 01/23/31 656 568
3.300% due 03/11/41 101 78
Petrobras Global Finance BV
6.750% due 06/03/50 112 101
6.850% due 06/05/15 637 558
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,231 781
Petroleos Mexicanos
10.000% due 02/07/33 (Þ) 567 527
Series REGS
10.000% due 02/07/33 (Þ) 44 41
6.625% due 09/29/49 (Þ) 894 549
Series WI
6.700% due 02/16/32 296 228
6.750% due 09/21/47 213 131
7.690% due 01/23/50 962 641
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 436 373
3.404% due 04/28/61 (Þ) 1,123 820
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 (Þ) 233 212
Philippines Government International
Bond
5.170% due 10/13/27 200 206
1.950% due 01/06/32 622 514
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ)(Þ) 200 172
Pinduoduo, Inc.
2.227% due 12/01/25 476 451
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 200 205
4.400% due 04/16/50 (Þ) 363 340
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 352 303
QBE Insurance Group, Ltd.

See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê)(Þ) 206 197
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 189
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 258 224
Republic of Colombia Government
International Bond
8.000% due 04/20/33 510 509
7.500% due 02/02/34 300 287
Republic of Gabon Government
International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 148
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 283 227
Republic of Panama Government
International Bond
6.400% due 02/14/35 595 629
Republic of Poland Government
International Bond
5.500% due 11/16/27 105 110
5.750% due 11/16/32 134 145
4.875% due 10/04/33 39 40
5.500% due 04/04/53 267 276
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 200 203
Republic of South Africa Government
Bond
5.875% due 04/20/32 524 475
5.750% due 09/30/49 312 223
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 162
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 180 192
7.625% due 01/17/53 (Þ) 224 241
Series REGS
5.250% due 11/25/27 (Þ) 152 150
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 625 557
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 (Þ) 570 553
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 182
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 (Þ) 660 563
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 202 206
5.000% due 01/18/53 (Þ) 420 397
Series REGS
4.375% due 04/16/29 (Þ) 435 438
Scentre Group Trust 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 270
Sea, Ltd.
0.250% due 09/15/26 530 420
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 212 142
Shopify, Inc.
0.125% due 11/01/25 1,088 956
Skandinaviska Enskilda Banken AB
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.073%)(Ê)(ƒ)(Þ) 200 184
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 200 187
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 156
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 190
Series 144a
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 140
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 484 497
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 814 730
TMS Issuer SARL
5.780% due 08/23/32 (Þ) 200 210
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 204
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 240 203
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 107 90
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 280 265
Turkey Government International Bond
9.125% due 07/13/30 592 591
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 227 226
Series REGS
5.750% due 07/06/26 (Þ) 700 631
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ)(Þ) 200 180

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)
(ƒ)(Þ) 200 189
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 156
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 170
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 948 166
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)
(ƒ)(Þ) 200 193
Uruguay Government International
Bond
5.750% due 10/28/34 399 443
4.975% due 04/20/55 211 212
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 553
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 101
Wix.com, Ltd.
0.000% due 08/15/25 891 774
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 200
Zambia Government International
Bond
Series REGS
5.375% due 09/20/49 (~)(Ê)(ƒ)(Ø)
(Þ) 200 86
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 156
65,992
Mortgage-Backed Securities - 12.4%
Fannie Mae
30 Year TBA(Ï)
3.500% 1,000 929
4.500% 3,000 2,933
5.000% 11,000 10,937
5.500% 16,000 16,131
6.000% 3,000 3,056
Series 2010-404 Class 2
Interest Only STRIPS
4.500% due 05/25/40 518 108
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 211 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 649 70
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 623 91
Series 2013-90 Class SD
Interest Only STRIPS
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 436 46
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,180 139
Series 2018-3 Class AI
Interest Only STRIPS
4.500% due 12/25/47 806 144
Series 2019-1 Class KI
Interest Only STRIPS
4.500% due 02/25/49 342 22
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 384 42
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,497 194
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 938 115
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,018 106
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 626 57
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 2,393 419
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 2,117 322
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 1,863 346
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 3,149 222
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIPS
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 258 6

See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 539 66
Series 2012-4077 Class IK
Interest Only STRIPS
5.000% due 07/15/42 280 39
Series 2014-4386 Class LI
Interest Only STRIPS
4.000% due 02/15/43 219 10
Series 2014-4403 Class CI
Interest Only STRIPS
4.000% due 10/15/44 295 48
Series 2015-4425 Class IO
Interest Only STRIPS
4.000% due 01/15/45 346 55
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 582 90
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 299 51
Series 2016-4635 Class PI
Interest Only STRIPS
4.000% due 12/15/46 315 51
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 151 17
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 928 117
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,557 200
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,806 220
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 636 73
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 792 88
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,216 308
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,415 239
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 1,253 230
Ginnie Mae II
5.000% due 2050 32 32
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
3.000% 1,000 912
4.000% 1,000 961
4.500% 2,000 1,962
Ginnie Mae REMICS
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 860 161
Series 2013-182 Class SY
Interest Only STRIPS
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 375 43
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 900 125
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 939 166
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 498 23
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 1,274 250
Series 2016-29 Class IO
Interest Only STRIPS
4.000% due 02/16/46 510 70
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 675 115
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 1,066 207
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 327 58
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 232 4
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 264 42
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 204 22
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 814 185
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 58 1
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 215 19
Series 2017-136 Class IY
Interest Only STRIPS
5.000% due 03/20/45 1,196 216
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 190 33

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class GI
Interest Only STRIPS
2.583% due 02/20/67 (~)(Ê) 718 61
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,166 105
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 673 52
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 960 77
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,450 134
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,813 158
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,730 175
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,306 84
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 976 166
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 671 58
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 2,743 110
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 2,634 406
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 1,254 148
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 857 145
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,750 207
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,199 310
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 1,188 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,076 128
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 2,514 285
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 1,649 218
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 2,077 251
47,406
Non-US Bonds - 0.3%
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 203
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ)(Þ) EUR 200 215
Barclays PLC
8.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 6.955%)(Ê)
(ƒ)(Þ) GBP 200 230
CNP Assurances
5.250% due 07/18/53 (3 Month
EURIBOR + 3.450%)(Ê)(Þ) EUR 100 105
Deutsche Bank AG
10.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.940%)(Ê)(ƒ)(Þ) EUR 200 206
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 111
Societe Generale SA
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.228%)(Ê)(ƒ)(Þ) EUR 100 99
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 107
1,276
Total Long-Term Investments
(cost $164,251) 159,131
Common Stocks - 44.0%
Consumer Discretionary - 4.8%
adidas AG 1,600 281
Aisin Corp. 18,900 555
Alibaba Group Holding, Ltd.(Æ) 37,960 398
Alibaba Group Holding, Ltd.
- ADR(Æ)
1,342 114
Amazon.com, Inc.(Æ) 5,794 611
Anta Sports Products, Ltd. 7,000 87

See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aoyama Trading Co., Ltd. 6,700 46
Autoliv, Inc. 4,189 359
AutoZone, Inc.(Æ) 229 610
Barnes & Noble Education, Inc.(Æ) 21,321 33
Best Buy Co., Inc. 809 60
BJ's Restaurants, Inc.(Æ) 5,546 180
Boyd Gaming Corp. 3,371 234
Carrols Restaurant Group, Inc.(Æ) 28,686 110
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108 72
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
4,700 100
Cie Financiere Richemont SA Class A 3,897 644
Comcast Corp. Class A 4,242 175
Costco Wholesale Corp. 247 124
Davide Campari-Milano NV 19,505 251
Diageo PLC 9,841 450
Dollar General Corp. 233 52
Dollar Tree, Inc.(Æ) 1,022 157
DR Horton, Inc. 1,303 143
Ferrari NV 255 71
Galaxy Entertainment Group, Ltd.(Æ) 27,000 192
Games Workshop Group PLC 635 79
Garmin, Ltd. 533 52
Geely Automobile Holdings, Ltd. 126,486 156
General Motors Co. 1,476 49
Genuine Parts Co. 313 53
Gildan Activewear, Inc. Class A 10,730 350
Grand Canyon Education, Inc.(Æ) 552 66
Home Depot, Inc. (The) 577 173
Honda Motor Co., Ltd. 21,900 582
Hyundai Department Store Co., Ltd. 3,065 119
Industria de Diseno Textil SA 3,150 108
InterContinental Hotels Group PLC 3,575 246
Komeri Co., Ltd. 6,700 156
K's Holdings Corp. 8,600 76
Kuaishou Technology(Æ)(Þ) 32,600 216
La Francaise des Jeux SAEM(Þ) 1,706 73
Lennar Corp. Class A 637 72
Leonardo DRS, Inc.(Æ) 30,685 462
Li Auto, Inc. Class A(Æ) 7,800 92
Li Auto, Inc. - ADR(Æ) 1,688 40
Liberty SiriusXM Group Class C(Æ) 1,569 44
Lojas Renner SA 11,826 38
LVMH Moet Hennessy Louis Vuitton
SE - ADR
884 849
Makita Corp. 16,300 458
McDonald's Corp. 257 76
Meituan Class B(Æ)(Þ) 9,313 159
MercadoLibre, Inc.(Æ) 126 161
Michelin (CGDE) 13,927 444
Midea Group Co., Ltd. Class A 9,800 81
Moncler SpA 5,025 373
Murata Manufacturing Co., Ltd. 3,400 198
Next PLC 7,398 627
Nidec Corp. 5,000 248
Nike, Inc. Class B 1,951 247
NVR, Inc.(Æ) 10 58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omnicom Group, Inc. 803 73
O'Reilly Automotive, Inc.(Æ) 103 94
Oriental Holdings BHD 21,374 32
PDD Holdings, Inc. - ADR(Æ) 1,987 135
Pernod Ricard SA 783 181
Public Storage 3,645 68
Puma SE 1,537 90
Ryohin Keikaku Co., Ltd. 8,800 93
Sands China, Ltd.(Æ) 191,351 683
Santos Brasil Participacoes SA 38,900 66
SEB SA 603 69
Service Corp. International 819 57
Subaru Corp. 4,100 67
Sumitomo Electric Industries, Ltd. 19,300 246
Teleperformance - GDR 349 70
Tencent Holdings, Ltd. 18,132 802
Tencent Holdings, Ltd. - ADR(Ñ) 5,035 223
TJX Cos., Inc. (The) 4,114 324
Toyoda Gosei Co., Ltd. 8,200 141
Toyota Industries Corp. 3,500 203
United Arrows, Ltd. 3,800 55
Wacoal Holdings Corp. 5,500 107
Walmart, Inc. 684 103
Walt Disney Co. (The)(Æ) 2,684 275
Weichai Power Co., Ltd. Class H 54,000 80
Wolters Kluwer NV 514 68
Xebio Holdings Co., Ltd. 6,100 54
Yamada Holdings Co., Ltd. 44,800 156
Yum China Holdings, Inc. 5,014 307
18,312
Consumer Staples - 1.9%
Adecoagro SA 58,813 498
Altria Group, Inc. 1,219 58
Archer-Daniels-Midland Co. 1,293 101
Astarta Holding PLC(Æ) 9,426 69
Barry Callebaut AG 27 58
British American Tobacco PLC 1,923 71
Campbell Soup Co. 1,362 74
Carrefour SA 1,539 32
Casey's General Stores, Inc. 231 53
Chocoladefabriken Lindt & Spruengli
AG
6 74
CK Hutchison Holdings, Ltd. Class B 28,000 188
Clorox Co. (The) 379 63
Coca-Cola Co. (The) 1,966 126
Colgate-Palmolive Co. 723 58
Conagra Brands, Inc. 1,946 74
CVS Health Corp. 1,596 117
Dino Polska SA(Æ)(Þ) 2,267 231
First Pacific Co., Ltd. 184,000 62
First Resources, Ltd. 92,100 106
Flowers Foods, Inc. 2,240 62
General Mills, Inc. 887 79
Golden Agri-Resources, Ltd. 1,257,020 260
GS Holdings Corp. 810 24
Haleon PLC 64,596 285

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken NV 2,104 241
Henkel AG & Co. KGaA 1,228 91
Imperial Tobacco Group PLC 2,284 56
JM Smucker Co. (The) 487 75
Kao Corp. 13,600 550
Kato Sangyo Co., Ltd. 1,800 48
Kellogg Co. 767 53
Kernel Holding SA(Æ) 18,456 80
Kimberly-Clark Corp. 710 103
Kirin Holdings Co., Ltd. 34,300 558
Koninklijke Ahold Delhaize NV 1,909 66
Kraft Heinz Foods Co. 1,490 58
Kroger Co. (The) 1,280 62
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
L'Oreal SA 164 78
Mondelez International, Inc. Class A 1,094 84
Morinaga Milk Industry Co., Ltd. 6,174 232
PepsiCo, Inc. 2,274 434
Philip Morris International, Inc. 991 99
Procter & Gamble Co. (The) 1,573 246
Royal Unibrew A/S 2,022 181
Shiseido Co., Ltd. 1,800 90
Thai Beverage PCL 503,900 243
Tsingtao Brewery Co., Ltd. Class H 28,000 299
Tyson Foods, Inc. Class A 807 50
Unilever PLC 2,454 137
Walgreens Boots Alliance, Inc. 2,889 102
WH Group, Ltd.(Þ) 108,028 60
Yifeng Pharmacy Chain Co., Ltd.
Class A
11,700 84
7,283
Energy - 0.9%
Cenovus Energy, Inc. 15,096 253
Chevron Corp. 892 150
Doosan Fuel Cell Co., Ltd.(Æ) 1,413 32
Exxon Mobil Corp. 1,773 210
Fission Uranium Corp.(Æ) 122,461 57
Gazprom PJSC(Š) 376,946 —
Green Plains, Inc.(Æ) 8,466 289
Japan Petroleum Exploration Co., Ltd. 2,300 77
NAC Kazatomprom JSC - GDR(Þ) 10,016 285
ONEOK, Inc. 1,127 74
OX2 Group AB(Æ) 12,033 93
Petroleo Brasileiro SA - ADR 15,016 160
Range Resources Corp. 8,574 227
Reliance Industries, Ltd. - GDR(Þ) 4,156 247
Schlumberger, Ltd. 5,055 249
Schneider Electric SE 392 69
Shell PLC 2,703 83
Silergy Corp. 2,000 32
Sinopec Engineering Group Co., Ltd.
Class H
47,000 24
SM Energy Co. 7,047 198
Southwestern Energy Co.(Æ) 48,854 254
Targa Resources Corp. 3,140 237
TotalEnergies SE 1,621 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tullow Oil PLC(Æ) 92,600 33
Williams Cos., Inc. (The) 1,529 46
YPF SA - ADR(Æ) 2,462 27
3,509
Financial Services - 14.5%
ABN AMRO Bank NV(Þ) 11,710 188
Advance Residence Investment Corp.
(ö)
136 353
Aflac, Inc. 1,382 97
AIA Group, Ltd. 70,200 766
Air Lease Corp. Class A 12,574 506
Aldar Properties PJSC 40,830 60
Allianz SE 346 87
Allied Properties Real Estate
Investment Trust(ö)
23,647 398
Allstate Corp. (The) 553 64
Alpha Services and Holdings SA 96,681 122
Amadeus IT Group SA Class A(Æ) 1,417 100
American Express Co. 361 58
American Tower Corp.(ö) 350 72
Americold Realty Trust, Inc.(ö) 23,478 695
Apartment Income REIT Corp.(ö) 8,663 320
Arch Capital Group, Ltd.(Æ) 1,227 92
Argan SA(ö) 1,462 114
Assicurazioni Generali SpA 3,355 70
Assurant, Inc. 341 42
AvalonBay Communities, Inc.(ö) 258 47
Axis Capital Holdings, Ltd. 8,145 460
Baloise Holding AG 320 53
Banco Bradesco SA - ADR 27,231 76
Bangkok Bank PCL 6,800 31
Bank Central Asia Tbk PT 454,282 281
Bank Mandiri Persero Tbk PT 1,298,292 459
Bank of America Corp. 8,399 246
Bank of Hawaii Corp. 849 41
Bank of Ireland Group PLC 28,302 293
Bank of New York Mellon Corp. (The) 1,266 54
Bank Rakyat Indonesia Persero Tbk PT 682,913 238
BDO Unibank, Inc. 105,576 275
Berkshire Hathaway, Inc. Class B(Æ) 979 322
BlackRock, Inc. Class A 94 63
BNP Paribas SA 2,673 173
British Land Co. PLC (The)(ö) 53,174 268
Camden Property Trust(ö) 6,291 692
CapitaLand Ascendas REIT(ö) 94,200 203
CapitaLand Ascott Trust 8,854 7
Capitaland Investment, Ltd. 155,300 435
CapitaLand Mall Trust Class A(Æ)(ö) 65,600 100
Castellum AB 5,022 61
Catena AB 5,769 221
CBRE Group, Inc. Class A(Æ) 1,098 84
Chailease Holding Co., Ltd. 37,000 270
Charles Schwab Corp. (The) 3,001 157
Charter Hall Group - ADR(ö) 56,967 421
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —

See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Construction Bank Corp. Class
H
119,500 80
China Resources Land, Ltd. 6,000 28
Chubb, Ltd. 523 105
CITIC Securities Co., Ltd. Class H 34,890 73
Citigroup, Inc. 3,566 168
CK Asset Holdings, Ltd. 49,476 293
CME Group, Inc. Class A 3,275 608
Cofinimmo SA(ö) 993 95
Commerce Bancshares, Inc. 991 55
Country Garden Services Holdings
Co., Ltd.
108,000 170
Cousins Properties, Inc.(ö) 12,516 273
Covivio(ö) 1,895 108
Credicorp, Ltd. 765 104
Credit Saison Co., Ltd. 23,900 332
Crown Castle, Inc.(ö) 347 43
Dai-ichi Life Holdings, Inc. 3,300 61
Daiwa House REIT Investment Corp.
(ö)
106 226
Derwent London PLC(ö) 3,893 118
Dexus(ö) 47,872 247
Digital Realty Trust, Inc.(ö) 17,507 1,736
DNB Bank ASA 3,066 54
East Money Information Co., Ltd.
Class A
128,658 300
Encore Capital Group, Inc.(Æ) 4,717 242
Equinix, Inc.(ö) 1,551 1,123
Equities AB 8,607 186
Equity Commonwealth(ö) 26,227 543
Equity Residential(ö) 708 45
Essex Property Trust, Inc.(ö) 1,011 222
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA(Æ) 59,794 85
Eurocommercial Properties NV(ö) 4,012 96
Extra Space Storage, Inc.(ö) 1,221 186
EZCORP, Inc. Class A(Æ) 47,236 407
Fidelity National Financial, Inc. 870 31
First American Financial Corp. 1,004 58
Frasers Logistics & Commercial
Trust(ö)(Þ)
208,500 211
Globe Life, Inc. 641 70
Goldman Sachs Group, Inc. (The) 215 74
Goodman Group(ö) 17,741 228
Grupo Financiero Banorte SAB de CV
Class O
23,127 200
Hachijuni Bank, Ltd. (The) 45,800 205
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
8,089 109
Hana Financial Group, Inc. 6,258 197
Hang Lung Properties, Ltd. - ADR 96,000 176
Hankook Technology Group Co., Ltd. 7,856 74
Hannover Rueck SE 289 62
Hanover Insurance Group, Inc. (The) 516 62
Hartford Financial Services Group, Inc. 1,030 73
HDFC Bank, Ltd. - ADR 9,204 642
Healthcare Realty Holdings, LP(ö) 32,336 640
Highwoods Properties, Inc.(ö) 9,011 207
Hirogin Holdings, Inc. 26,400 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hokuhoku Financial Group, Inc. 6,000 43
Hong Kong Exchanges & Clearing,
Ltd.
600 25
Host Hotels & Resorts, Inc.(ö) 26,393 427
HSBC Holdings PLC 25,532 184
ICADE(ö) 1,223 57
ICICI Bank, Ltd. - ADR 23,344 531
Ingenia Communities Group(ö) 64,539 184
Intercontinental Exchange, Inc. 539 59
Invincible Investment Corp.(ö) 721 311
Invitation Homes, Inc.(ö) 48,836 1,630
Itau Unibanco Holding SA - ADR 22,161 114
Japan Hotel REIT Investment Corp.(ö) 398 225
Japan Retail Fund Investment Corp.(ö) 564 413
Jones Lang LaSalle, Inc.(Æ) 1,758 244
JPMorgan Chase & Co. 1,738 240
Kasikornbank PCL 23,000 84
KB Financial Group, Inc. 2,324 86
Kemper Corp. 12,533 610
Kimco Realty Corp.(ö) 26,524 509
Klepierre SA - GDR(ö) 23,368 593
Korean Reinsurance Co. 7,866 45
Lamar Advertising Co. Class A(ö) 567 60
Land Securities Group PLC(ö) 22,034 187
LEG Immobilien SE 6,910 430
Life Storage, Inc.(ö) 612 82
Link Real Estate Investment Trust(ö) 76,330 500
LiveRamp Holdings, Inc.(Æ) 9,875 238
London Stock Exchange Group PLC 3,408 357
LondonMetric Property PLC(ö) 26,015 63
Longfor Group Holdings, Ltd.(Þ) 9,500 26
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 7
LXI REIT PLC(ö)(Þ) 70,210 93
M&T Bank Corp. 401 50
Marsh & McLennan Cos., Inc. 1,169 211
MasterCard, Inc. Class A 2,431 924
Mercialys SA(ö) 2,451 25
Mid-America Apartment Communities,
Inc.(ö)
6,094 937
Mitsubishi Estate Co., Ltd. 61,100 755
Mitsubishi UFJ Financial Group, Inc. 46,500 293
Mitsui Fudosan Co., Ltd. 29,825 592
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö)
32 120
Morgan Stanley 781 70
Moscow Exchange MICEX-RTS
PJSC(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
4,200 138
NatWest Group PLC 77,319 256
Nippon Prologis REIT, Inc.(ö) 119 271
Nishi-Nippon Financial Holdings, Inc. 18,600 155
NMI Holdings, Inc. Class A(Æ) 14,810 347
NN Group NV 1,311 49
Nomura Real Estate Holdings, Inc. 11,100 276
Nordea Bank Abp 5,447 61
North Pacific Bank, Ltd. 46,400 99
Northern Trust Corp. 612 48

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pandox AB 6,790 81
Parkway Life Real Estate Investment
Trust(ö)
92,900 271
Ping An Bank Co., Ltd. Class A 43,272 79
Ping An Insurance Group Co. of China,
Ltd. Class H
58,561 427
PNC Financial Services Group, Inc.
(The)
372 48
Popular, Inc. 4,416 265
Poste Italiane SpA(Þ) 5,882 61
Principal Financial Group, Inc. 1,034 77
Progressive Corp. (The) 624 85
Prologis, LP(ö) 21,998 2,755
Public Storage(ö) 3,757 1,108
QuakeSafe Technologies Co., Ltd.
Class A
9,564 48
Raymond James Financial, Inc. 495 45
Realty Income Corp.(ö) 27,122 1,704
RELX PLC 2,072 69
Resona Holdings, Inc. 41,900 208
Ringkjoebing Landbobank A/S 500 70
Safestore Holdings PLC(ö) 45,197 563
Sampo OYJ Class A 1,357 69
Sberbank of Russia PJSC(Š) 169,110 —
Segro PLC(ö) 36,416 384
Simon Property Group, Inc.(ö) 12,726 1,442
Sirius Real Estate, Ltd. 113,977 115
Skandinaviska Enskilda Banken AB
Class A
4,903 56
Spirit Realty Capital, Inc.(ö) 9,841 378
Sprott, Inc. 1,384 50
Stockland(ö) 97,465 288
Sumitomo Mitsui Financial Group, Inc. 14,300 587
Sumitomo Mitsui Trust Holdings, Inc. 13,300 480
Sumitomo Realty & Development Co.,
Ltd.
9,400 219
Sun Communities, Inc.(ö) 5,495 763
Sun Hung Kai Properties, Ltd. 39,500 550
Svenska Handelsbanken AB Class A 5,686 50
Swedbank AB Class A 3,428 60
Swiss Life Holding AG 105 69
Swiss Prime Site AG Class A 642 58
Swiss Re AG 2,156 217
T. Rowe Price Group, Inc. 469 53
TAG Immobilien AG 24,453 209
Travelers Cos., Inc. (The) 418 76
Truist Financial Corp. 1,205 39
UBS Group AG 2,966 60
UDR, Inc.(ö) 16,143 667
Unibail-Rodamco-Westfield(Æ)(ö) 3,402 183
UNITE Group PLC (The)(ö) 5,084 61
United Urban Investment Corp.(ö) 210 233
US Bancorp 1,494 51
Visa, Inc. Class A 900 209
Vonovia SE 1,775 38
VTB Bank PJSC(Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 937 55
Warehouses De Pauw CVA(ö) 5,384 161
Welltower, Inc.(ö) 23,968 1,899
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 2,291 69
Wharf Real Estate Investment Co., Ltd. 58,000 335
Willis Towers Watson PLC 231 53
WP Carey, Inc.(ö) 699 52
Yellow Cake PLC(Æ)(Þ) 26,036 123
Yoma Strategic Holdings, Ltd.(Æ) 417,882 32
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
91,700 286
Zurich Insurance Group AG 150 73
55,247
Health Care - 3.2%
Abbott Laboratories 1,020 113
AbbVie, Inc. 1,189 180
Akeso, Inc. Class B(Æ)(Þ) 11,000 60
AmerisourceBergen Corp. Class A 339 57
Amgen, Inc. 321 77
AstraZeneca PLC 4,203 618
Bangkok Dusit Medical Services PCL 238,900 205
Becton, Dickinson and Co. 1,945 514
Biogen, Inc.(Æ) 196 60
Boston Scientific Corp.(Æ) 1,205 63
Bristol-Myers Squibb Co. 1,318 88
Centene Corp.(Æ) 1,093 75
ChemoMetec A/S(Æ) 681 39
Cigna Corp. 539 137
Cooper Cos., Inc. (The) 528 201
Danaher Corp. 1,401 332
Elevance Health, Inc. 195 91
Eli Lilly & Co. 510 202
Encompass Health Corp. 1,002 64
Enovis Corp. Class W(Æ) 9,991 582
EssilorLuxottica SA 296 59
Eurofins Scientific SE 2,084 146
Gilead Sciences, Inc. 1,360 112
GSK Finance No. 3 PLC 4,314 78
H.U. Group Holdings, Inc. 2,500 51
HCA Healthcare, Inc. 234 67
Henry Schein, Inc.(Æ) 743 60
iRay Technology Co., Ltd. Class A 3,532 141
Japan Lifeline Co., Ltd. 13,400 92
Johnson & Johnson 3,408 558
Kyorin Pharmaceutical Co., Ltd. 14,600 188
Laboratory Corp. of America Holdings 258 58
Lonza Group AG 604 376
McKesson Corp. 150 55
Medipal Holdings Corp. 1,900 29
Medtronic PLC 818 74
Merck & Co., Inc. 1,738 201
Merck KGaA 1,377 247
Novartis AG 1,553 159
Novo Nordisk A/S Class B 6,169 1,029
Pacira BioSciences, Inc.(Æ) 5,735 260
Pennant Group, Inc. (The)(Æ) 16,183 224
Pfizer, Inc. 3,910 152
Quest Diagnostics, Inc. 381 53
Recordati SpA 1,286 59

See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regeneron Pharmaceuticals, Inc.(Æ) 77 62
Roche Holding AG 879 280
Samsung Biologics Co., Ltd.(Æ)(Þ) 320 187
Sanofi - ADR 1,461 161
Sawai Group Holdings Co., Ltd. 3,800 110
Shanghai MicroPort MedBot Group
Co., Ltd.(Æ)
11,000 32
Shenzhen Kangtai Biological Products
Co., Ltd. Class A
9,800 43
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
3,700 167
Siemens Healthineers AG(Þ) 4,688 292
Straumann Holding AG 1,445 217
Stryker Corp. 227 68
Suzuken Co., Ltd. 8,100 230
Syneos Health, Inc. Class A(Æ) 6,954 273
Thermo Fisher Scientific, Inc. 183 102
Toho Holdings Co., Ltd. 9,600 191
UCB SA 745 69
United Therapeutics Corp.(Æ) 203 47
UnitedHealth Group, Inc. 1,349 664
Universal Health Services, Inc. Class B 408 61
Vertex Pharmaceuticals, Inc.(Æ) 181 62
West Pharmaceutical Services, Inc. 437 158
WuXi AppTec Co., Ltd. Class H(Þ) 9,400 83
Zoetis, Inc. Class A 1,759 309
12,154
Materials and Processing - 4.0%
Air Liquide SA Class A 583 105
Air Products & Chemicals, Inc. 177 52
Aluminum Corp. of China, Ltd. Class
H
190,000 113
Aluminum Corp. of China, Ltd. Class A 91,400 84
Amcor PLC 5,431 60
Anglo American PLC 7,706 237
AngloGold Ashanti, Ltd. - ADR 9,794 260
Anhui Conch Cement Co., Ltd. Class H 37,500 118
AptarGroup, Inc. 526 62
ArcelorMittal SA 11,507 327
Aris Mining Corp. 19,970 57
Artemis Gold, Inc.(Æ) 30,932 104
Atlas Arteria, Ltd. 51,447 223
Axalta Coating Systems, Ltd.(Æ) 10,353 327
Babcock International Group PLC(Æ) 52,993 211
Ball Corp. 779 41
Barrick Gold Corp. 1,184 23
Bear Creek Mining Corp.(Æ) 25,338 12
Brenntag SE 757 62
Cameco Corp. Class A 3,965 109
Carrier Global Corp. 4,619 193
Celanese Corp. Class A 393 42
Cemex SAB de CV - ADR(Æ) 9,684 58
Chr Hansen Holding A/S 813 63
Constellium SE(Æ) 11,502 171
Copart, Inc.(Æ) 1,041 82
Daqo New Energy Corp. - ADR(Æ) 1,991 91
Dundee Corp. Class A(Æ) 14,243 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DuPont de Nemours, Inc. 933 65
Ecovyst, Inc.(Æ) 23,578 268
EMS-Chemie Holding AG 82 67
Endeavour Mining PLC 3,233 83
Equinox Gold Corp.(Æ)(Ñ) 47,254 235
ERO Copper Corp.(Æ) 8,932 176
First Quantum Minerals, Ltd. 14,618 355
Freeport-McMoRan, Inc. 4,869 185
Fresnillo PLC 7,630 68
Gabriel Resources, Ltd.(Æ) 271,624 46
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
12,760 84
Geberit AG 485 276
Givaudan SA 24 84
Gold Fields, Ltd. - ADR 27,271 424
Graphic Packaging Holding Co. 3,032 75
Harmony Gold Mining Co., Ltd. - ADR 71,794 331
IAMGOLD Corp.(Æ) 49,675 142
Impala Platinum Holdings, Ltd. 22,448 218
International Paper Co. 1,395 46
International Tower Hill Mines, Ltd.
(Æ)
41,509 21
Ivanhoe Electric, Inc.(Æ) 3,309 39
Ivanhoe Mines, Ltd. Class A(Æ) 36,535 317
JFE Holdings, Inc. 16,900 200
Johnson Controls International PLC 864 52
Kuraray Co., Ltd. 17,900 167
LG Chem, Ltd. 135 75
Linde PLC 831 307
Lintec Corp. 5,600 94
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
16,200 54
LKQ Corp. 1,053 61
Lotte Chemical Corp. 370 47
LyondellBasell Industries NV Class A 808 76
MHP SE - GDR(Æ)(Þ) 29,675 102
Muyuan Foods Co., Ltd. Class A 11,600 80
Newcrest Mining, Ltd. 33,702 645
NexGen Energy, Ltd.(Æ) 24,722 96
Nine Dragons Paper Holdings, Ltd. 273,000 189
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
100,371 21
NOVAGOLD Resources, Inc.(Æ) 16,928 92
Novozymes A/S Class B 7,376 384
Oji Holdings Corp. 7,500 29
Pack Corp. (The) 1,200 27
Packaging Corp. of America 804 109
Pan American Silver Corp. 8,295 148
Perpetua Resources Corp.(Æ) 12,446 60
Polyus PJSC - GDR(Æ)(Þ) 5,777 —
PPG Industries, Inc. 501 70
Reliance Steel & Aluminum Co. 376 93
Rio Tinto PLC 1,215 77
Royal Gold, Inc. 2,196 291
Seabridge Gold, Inc.(Æ) 14,200 199
Sealed Air Corp. 980 47
Semen Indonesia Persero Tbk PT 110,100 45
Sherwin-Williams Co. (The) 1,046 248

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shin-Etsu Chemical Co., Ltd. 6,500 186
Siemens AG 333 55
Sika AG 260 72
Skshu Paint Co., Ltd. Class A(Æ) 4,800 71
SmartRent, Inc.(Æ) 91,309 236
Sociedad Quimica y Minera de Chile
SA - ADR
1,082 73
Symrise AG 557 67
Taiheiyo Cement Corp. 8,400 151
Ternium SA - ADR 977 42
Toagosei Co., Ltd. 7,700 67
Toray Industries, Inc. 82,300 467
Toyo Ink SC Holdings Co., Ltd. 1,400 23
Trane Technologies PLC 324 60
Tronox Holdings PLC Class A 49,928 684
Trusco Nakayama Corp. 6,900 120
Univar Solutions, Inc. - ADR(Æ) 14,905 529
UPM-Kymmene OYJ 1,866 60
Vale SA Class B - ADR 21,473 309
Valvoline, Inc. 7,621 263
Western Copper & Gold Corp.(Æ) 9,487 16
Westrock Co. 1,281 38
Wheaton Precious Metals Corp. 7,817 386
Yara International ASA 1,319 53
Zijin Mining Group Co., Ltd. Class H 102,000 171
15,289
Producer Durables - 6.1%
3M Co. 975 104
Aalberts Industries NV 2,222 102
Adyen NV(Æ)(Þ) 80 128
Aena SME SA(Æ)(Þ) 2,917 493
Aeroports de Paris 670 106
Air China, Ltd. Class H(Æ) 64,000 57
Airbus Group SE 2,955 415
Airtac International Group 8,000 290
Allfunds Group PLC(Æ) 18,429 122
Amphenol Corp. Class A 707 53
Arcosa, Inc. 9,222 623
Auckland International Airport, Ltd.
(Æ)
38,534 211
Automatic Data Processing, Inc. 214 47
Avery Dennison Corp. 362 63
Azul SA - ADR(Æ) 7,618 50
BAE Systems PLC 5,513 70
Booz Allen Hamilton Holding Corp.
Class A
540 52
Bouygues SA - ADR 1,787 65
CAE, Inc.(Æ) 6,658 150
Canadian National Railway Co. 1,189 142
Canadian Pacific Kansas City, Ltd. 471 37
Caterpillar, Inc. 310 68
Cellnex Telecom SA(Þ) 1,151 48
CH Robinson Worldwide, Inc. 706 71
Charoen Pokphand Foods PCL 172,900 103
China Communications Services Corp.,
Ltd. Class H
200,000 110
Cintas Corp. 174 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CSX Corp. 14,832 454
Cummins, Inc. 396 93
Danone SA 7,842 519
DL E&C Co., Ltd. 949 25
Dover Corp. 404 59
Eaton Corp. PLC 57 9
Eiffage SA 876 104
Emerson Electric Co. 590 49
Epiroc AB Class A 11,081 222
Equifax, Inc. 596 124
Evergreen Marine Corp. Taiwan, Ltd. 13,000 69
EXEO Group, Inc. 9,700 180
Expeditors International of Washington,
Inc.
502 57
Experian PLC 1,819 64
FedEx Corp. 271 62
Flughafen Zurich AG 393 76
Fortive Corp. 847 53
Fukuda Corp. 1,000 36
General Dynamics Corp. 316 69
Getlink SE 8,057 151
Global Blue Group Holding AG(Æ) 6,304 35
Graco, Inc. 3,075 244
Grupo Aeroportuario del Pacifico SAB
de CV - Class B
10,720 191
Grupo Aeroportuario del Pacifico SAB
de CV - ADR
594 105
Grupo Aeroportuario del Sureste SAB
de CV Class B
8,811 253
Guangshen Railway Co., Ltd. Class
H(Æ)
312,000 73
Hainan Meilan International Airport
Co., Ltd. Class H(Æ)
34,000 71
Hi Sun Technology China, Ltd.(Æ) 333,000 31
Honeywell International, Inc. 474 95
Huntington Ingalls Industries, Inc. 241 49
ICF International, Inc. 3,602 411
Illinois Tool Works, Inc. 253 61
International Container Terminal
Services, Inc.
9,230 36
Intertek Group PLC 2,678 140
JB Hunt Transport Services, Inc. 366 64
JGC Holdings Corp. 10,100 126
JTEKT Corp. 40,100 331
Kajima Corp. 19,900 263
Kamigumi Co., Ltd. 3,900 85
Kerry Group PLC Class A 1,433 151
Kirby Corp.(Æ) 4,323 311
Knight-Swift Transportation Holdings,
Inc.
1,290 73
Kone OYJ Class B 2,135 122
Koninklijke Vopak NV 3,539 135
L3Harris Technologies, Inc. 262 51
Landstar System, Inc. 426 75
Larsen & Toubro, Ltd. - GDR(Þ) 7,470 217
Localiza Rent a Car SA 4,500 52
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 16
Mettler-Toledo International, Inc.(Æ) 168 251
Mitsubishi Corp. 3,200 119

See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui & Co., Ltd. 900 28
Moody's Corp. 1,839 576
Nestle SA 6,725 862
NH Foods, Ltd. 6,000 175
Norfolk Southern Corp. 234 47
Northrop Grumman Corp. 142 65
NSK, Ltd. 93,500 528
Obayashi Corp. 13,200 110
Orient Overseas International, Ltd. 4,171 84
OSG Corp. 9,000 126
Otis Worldwide Corp. 3,152 269
PACCAR Financial Corp. 1,069 80
Pacific Basin Shipping, Ltd. 244,000 85
Parker-Hannifin Corp. 191 62
Pyeong Hwa Automotive Co., Ltd. 2,491 16
Qube Holdings, Ltd. 98,185 200
Randstad NV 963 52
Real Alloy(Š) 42 2,437
Regal Rexnord Corp. 453 59
Rumo SA 24,696 97
Ryanair Holdings PLC - ADR(Æ) 3,229 309
S&P Global, Inc. 824 299
Sabre Corp.(Æ) 5,351 21
Samsung Engineering Co., Ltd.(Æ) 11,926 261
Sandvik AB 7,197 147
Schindler Holding AG 740 161
Schneider National, Inc. Class B 2,870 75
Seiko Epson Corp. 12,000 183
Seino Holdings Co., Ltd. 17,900 199
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 70
Shanghai International Airport Co., Ltd.
Class A(Æ)
10,400 81
Sight Sciences, Inc.(Æ) 40,202 389
SkyWest, Inc.(Æ) 6,183 175
Snap-on, Inc. 282 73
Sohgo Security Services Co., Ltd. 2,900 81
Spirax-Sarco Engineering PLC 1,044 146
Stanley Electric Co., Ltd. 9,000 203
Sumitomo Heavy Industries, Ltd. 7,000 169
Suofeiya Home Collection Co., Ltd.
Class A
24,200 66
Tachi-S Co., Ltd. Class S 2,100 19
Techtronic Industries Co., Ltd. 17,000 184
Teledyne Technologies, Inc.(Æ) 136 56
Transurban Group - ADR 25,652 255
TreeHouse Foods, Inc.(Æ) 14,856 791
Trelleborg AB Class B 6,629 167
Union Pacific Corp. 628 123
United Parcel Service, Inc. Class B 365 66
Vectrus, Inc.(Æ) 8,071 349
Vinci SA 1,193 148
Waste Management, Inc. 577 96
Weir Group PLC (The) 16,009 371
West Japan Railway Co. 5,000 217
Westinghouse Air Brake Technologies
Corp.
550 54
Worldline SA(Æ)(Þ) 6,579 286
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
44,231 245
WW Grainger, Inc. 95 66
XPO Logistics, Inc.(Æ) 3,613 160
Yamato Holdings Co., Ltd. 4,200 72
Zhejiang Expressway Co., Ltd. Class H 190,000 157
23,519
Technology - 5.9%
Accenture PLC Class A 968 271
Activision Blizzard, Inc.(Æ) 813 63
Adobe, Inc.(Æ) 825 311
Allegion PLC 1,297 143
Alphabet, Inc. Class A(Æ) 10,777 1,157
Alphabet, Inc. Class C(Æ) 5,296 573
Alps Alpine Co., Ltd. 11,000 100
Amdocs, Ltd. 788 72
Analog Devices, Inc. 459 83
Ansys, Inc.(Æ) 242 76
Apple, Inc. 8,395 1,424
Arrow Electronics, Inc.(Æ) 508 58
ASML Holding NV 534 340
Assa Abloy AB Class B 2,470 59
Augmedix, Inc.(Æ) 22,574 68
Autodesk, Inc.(Æ) 722 141
AutoStore Holdings, Ltd.(Æ)(Þ) 58,157 125
Avnet, Inc. 1,522 63
Baidu, Inc. Class A(Æ) 7,100 107
Baidu, Inc. - ADR(Æ) 1,136 137
BE Semiconductor Industries NV 2,286 206
Bechtle AG 5,076 235
Booking Holdings, Inc.(Æ) 133 357
CACI International, Inc. Class A(Æ) 240 75
Cars.com, Inc.(Æ) 8,751 171
CDW Corp. 299 51
Cisco Systems, Inc. 2,869 136
Cognizant Technology Solutions Corp.
Class A
1,379 82
Corning, Inc. 2,190 73
Cosel Co., Ltd. 4,400 35
Eizo Corp. 2,200 72
Electronic Arts, Inc. 1,782 227
en Japan, Inc. 7,500 135
Fanuc Corp. 13,100 444
Fiserv, Inc.(Æ) 554 68
Fortnox AB 15,300 106
Globalwafers Co., Ltd. 3,000 47
Hewlett Packard Enterprise Co. 4,423 63
Hon Hai Precision Industry Co., Ltd. 72,000 245
HP, Inc. 3,035 90
Icom, Inc. 1,800 37
Infineon Technologies AG - ADR 10,104 367
Infosys, Ltd. - ADR 11,951 186
Intel Corp. 6,160 191
International Business Machines Corp. 468 59
Juniper Networks, Inc. 1,720 52
KBR, Inc. 7,255 412

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keyence Corp. 900 406
Leidos Holdings, Inc. 526 49
LG Corp. Class H 2,585 169
Mabuchi Motor Co., Ltd. 6,000 169
Maxar Technologies, Inc. 7,995 422
MediaTek, Inc. 15,000 326
Meta Platforms, Inc. Class A(Æ) 725 174
Micron Technology, Inc. 1,009 65
Microsoft Corp. 7,846 2,411
Momentive Global, Inc.(Æ) 77,929 732
Motorola Solutions, Inc. 287 84
MSCI, Inc. Class A 568 274
NetScout Systems, Inc.(Æ) 17,297 471
ON24, Inc.(Æ) 35,855 312
Ooma, Inc.(Æ) 13,985 172
Oracle Corp. 3,835 363
Otsuka Corp. 2,100 76
Qorvo, Inc.(Æ) 777 72
Rambus, Inc.(Æ) 3,369 149
Roper Technologies, Inc. 133 60
Sage Group PLC (The) 34,814 359
Samsung Electronics Co., Ltd. 7,407 365
SAP SE - ADR 1,135 154
Signify NV(Þ) 9,499 317
SK Hynix, Inc. 12,865 867
Skyworks Solutions, Inc. 702 74
Softcat PLC 9,387 158
SS&C Technologies Holdings, Inc. 1,076 63
Swisscom AG 178 122
Taiwan Semiconductor Manufacturing
Co., Ltd.
88,000 1,443
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
9,685 816
Texas Instruments, Inc. 434 73
Tokyo Electron, Ltd. 1,800 206
Trip.com Group, Ltd. - ADR(Æ) 12,166 432
Unimicron Technology Corp. 13,000 62
United Microelectronics Corp. 56,000 90
UT Group Co., Ltd.(Æ) 2,400 46
Vimeo, Inc.(Æ) 64,477 212
22,408
Utilities - 2.7%
Alliant Energy Corp. 2,227 123
American Water Works Co., Inc. 469 70
AT&T, Inc. 7,345 130
Atmos Energy Corp. 481 55
Avangrid, Inc. 1,379 55
CenterPoint Energy, Inc. 3,597 110
Centrais Eletricas Brasileiras SA 42,452 288
CGN Power Co., Ltd. Class H(Þ) 978,000 258
Cheniere Energy, Inc. 1,885 288
CMS Energy Corp. 896 56
Consolidated Edison, Inc. 627 62
Constellation Energy Corp. 297 23
Deutsche Telekom AG 3,269 79
Dominion Energy, Inc. 2,065 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DT Midstream, Inc. 494 24
DTE Energy Co. 1,734 195
Duke Energy Corp. 1,123 111
E.ON SE 13,027 172
Edison International 898 66
Enagas SA 2,902 58
Enbridge, Inc. 6,171 245
Endesa SA - ADR 2,843 64
Enel SpA 46,335 317
Energias de Portugal SA 14,660 81
ENN Energy Holdings, Ltd. 5,496 75
Entergy Corp. 488 52
Essential Utilities, Inc. 1,710 73
Evergy, Inc. 1,013 63
Eversource Energy 671 52
Exelon Corp. 5,224 222
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
FirstEnergy Corp. 1,323 53
Fortum OYJ 12,373 185
Guangdong Investment, Ltd. 40,000 38
Hydro One, Ltd.(Þ) 778 23
Iberdrola SA 17,119 222
Inpex Corp. 4,900 54
Keyera Corp.(Ñ) 7,324 172
Koninklijke KPN NV 25,147 92
Korea Electric Power Corp. 11,190 156
Korea Electric Power Corp. - ADR 4,838 34
Kosmos Energy, Ltd.(Æ) 44,150 283
KT Corp. 3,431 77
KT Corp. - ADR 31,297 354
LG Uplus Corp. 42,149 348
MEG Energy Corp. Class A(Æ) 2,011 33
MTN Group, Ltd. 11,057 78
National Fuel Gas Co. 1,264 71
National Grid PLC 30,480 437
NextEra Energy, Inc. 7,479 573
NiSource, Inc. 3,362 96
Pembina Pipeline Corp. 5,448 179
PG&E Corp.(Æ) 7,459 128
PPL Corp. 6,948 200
Public Service Enterprise Group, Inc. 2,263 143
Red Electrica Corp. SA 3,156 57
RusHydro PJSC(Š) 121,714,026 —
RWE AG 2,245 105
Scottish & Southern Energy PLC 2,718 63
Sempra Energy 2,177 338
Severn Trent PLC Class H 1,724 64
Snam Rete Gas SpA 13,335 74
Southern Co. (The) 855 63
TC Energy Corp. 7,082 294
Telenor ASA 6,183 77
Terna Rete Elettrica Nazionale SpA 7,583 66
T-Mobile USA, Inc.(Æ) 1,815 261
Tokyo Gas Co., Ltd. 22,800 468
UGI Corp. 1,467 50
United Utilities Group PLC 4,633 63

See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Veolia Environnement SA 7,921 251
Verizon Communications, Inc. 4,783 186
WEC Energy Group, Inc. 629 60
Xcel Energy, Inc. 2,350 164
10,318
Total Common Stocks
(cost $159,188) 168,039
Preferred Stocks - 1.6%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢) 3,282 86
Hyundai Motor Co.
6.478% (Ÿ) 2,395 199
6.552% (Ÿ) 528 42
327
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 230
Henkel AG & Co. KGaA
2.380% (Ÿ) 1,527 123
353
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 3,982 94
7.600% due 05/15/24(¢) 6,024 139
Petroleo Brasileiro SA
20.784% (Ÿ) 29,948 142
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 43
418
Financial Services - 0.9%
AEGON Funding Co. LLC
5.100% due 12/15/49 3,173 70
Affiliated Managers Group, Inc.
4.200% due 09/30/61 701 12
Allstate Corp. (The)
5.100% due 10/15/24(¢) 2,111 50
American Financial Group, Inc.
5.125% due 12/15/59 807 18
5.625% due 06/01/60 1,435 35
American International Group, Inc.
5.850% due 03/15/24(¢) 1,400 35
Apollo Global Management, Inc.
6.375% due 06/15/23(¢) 1,967 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arch Capital Group, Ltd.
5.450% due 06/15/23(¢) 2,326 54
4.550% due 06/11/26(¢) 4,986 96
Athene Holding, Ltd.
6.375% due 06/30/25(¢) 3,628 82
4.875% due 12/30/25(¢) 6,339 106
7.750% due 12/30/27(¢) 4,357 108
Axis Capital Holdings, Ltd.
5.500% due 06/15/23(¢) 3,022 69
Bank of America Corp.
5.375% due 06/25/24(¢) 2,930 69
4.375% due 11/03/25(¢) 4,916 96
4.125% due 02/02/26(¢) 5,493 101
4.250% due 11/17/26(¢) 1,839 35
4.750% due 02/17/27(¢) 3,107 65
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 2,787 49
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 60
4.875% due 12/09/26(¢) 3,330 54
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 41
Brookfield Property Partners, LP
6.250% due 07/26/81 4,200 63
5.750% due 03/31/25(¢) 6,465 81
CNO Financial Group, Inc.
5.125% due 11/25/60 740 12
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 1,709 29
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 4,542 97
4.300% due 03/15/26(¢) 1,746 31
Farmer Mac
4.875% due 07/17/26(¢) 2,405 50
First Horizon Bank(Þ)
6.048% due 06/15/23(¢) 129 102
First Horizon National Corp.
6.100% due 05/01/24(¢) 2,437 54
JPMorgan Chase & Co.
5.750% due 12/01/23(¢) 1,400 35
4.550% due 06/01/26(¢) 1,600 34
4.625% due 06/01/26(¢) 1,600 34
4.200% due 09/01/26(¢) 1,712 34

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kemper Corp.
5.875% due 03/15/62 920 18
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 852 16
Lincoln National Corp.
9.000% due 12/01/27(¢) 3,696 97
MetLife, Inc.
5.625% due 06/15/23(¢) 1,904 48
Morgan Stanley
4.250% due 01/15/27(¢) 1,775 35
6.500% due 10/15/27(¢) 2,605 68
Oaktree Capital Group LLC
6.550% due 09/15/23(¢) 5,186 116
Prudential Financial, Inc.
5.950% due 09/01/62 1,976 50
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,400 32
Reinsurance Group of America, Inc.
7.125% due 10/15/52 4,939 130
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢) 1,439 35
4.200% due 07/15/26(¢) 3,718 68
US Bancorp
6.280% due 06/15/23(¢) 64 49
4.000% due 04/15/26(¢) 598 11
W.R. Berkley Corp.
5.700% due 03/30/58 2,751 68
5.100% due 12/30/59 1,565 35
4.125% due 03/30/61 5,105 92
Wells Fargo & Co.
5.625% due 06/15/23(¢) 519 12
4.750% due 03/15/25(¢) 8,831 178
4.700% due 12/15/25(¢) 6,610 131
4.375% due 03/15/26(¢) 5,359 98
4.250% due 09/15/26(¢) 3,686 66
3,463
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.395% (Ÿ) 1,447 81
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 4,836 132
Technology - 0.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 3,642 153
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 4,930 66
219
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 4,061 94
6.200% due 07/01/79 3,400 78
AT&T, Inc.
5.350% due 11/01/66 3,616 86
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 28
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 6,034 107
CMS Energy Corp.
5.875% due 10/15/78 1,928 48
5.875% due 03/01/79 2,000 50
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 49
5.858% due 09/01/27(¢) 6,669 135
Entergy Arkansas LLC
4.875% due 09/01/66 1,400 33
Integrys Holding, Inc.
6.000% due 08/01/73 543 13
Raizen Energia SA
6.472% (Ÿ) 99,700 64
SCE Trust V
5.450% due 03/15/26(¢) 5,893 131
SCE Trust VI
5.000% due 06/15/23(¢) 5,322 105
United States Cellular Corp.
6.250% due 09/01/69 3,568 60
5.500% due 03/01/70 1,861 28
5.500% due 06/01/70 3,218 49
1,158
Total Preferred Stocks
(cost $6,698) 6,151
Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023 4,000.00
Put (39) USD 15,600
(ÿ)
582
Swaptions

See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 2.680%/USD 3
Month LIBOR, USD 3,459, 12/17/35)
Bank of America Dec 2025 0.00
Call (1) 3,459
(ÿ)
150
(Goldman Sachs, USD 3.123%/USD 3
Month LIBOR, USD 3,302, 07/31/33)
Goldman Sachs Jul 2023 0.00 Call
(1) 3,302
(ÿ)
67
(Bank of America, USD 3 Month
LIBOR/USD 3.180%, USD 3,459,
12/17/35)
Bank of America Dec 2025 0.00
Put (1) 3,459
(ÿ)
165
(Goldman Sachs, USD 3 Month
LIBOR/USD 3.123%, USD 3,302,
07/31/33)
Goldman Sachs Jul 2023 0.00 Put
(1) 3,302
(ÿ)
59
Total Options Purchased
(cost $1,321) 1,023
Warrants and Rights - 0.0%
Localiza Rent a Car SA
2023  Rights ( Æ ) 20 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 19.4%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 (Þ) 200 196
AES Panama Generation Holdings SRL
Series REGS
7.750% due 02/02/24 (Þ) 756 618
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 988 971
China Government International Bond
Series REGS
0.400% due 10/21/23 (Þ) 647 636
DocuSign, Inc.
4.979% due 01/15/24 1,313 1,259
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 (~)(Ê)(Þ) 25 12
Greenbrier Cos., Inc.
2.875% due 02/01/24 289 279
Greenlight Capital Re, Ltd.
4.000% due 08/01/23 613 592
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
0.000% due 08/15/23 133 129
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 69 68
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 309 295
Illumina, Inc.
2.248% due 08/15/23 1,278 1,256
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 879 872
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 218 216
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 781 775
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 399 381
New Mountain Finance Corp.
5.750% due 08/15/23 1,034 1,024
New Relic, Inc.
0.500% due 05/01/23 (ç) 1,307 1,307
NuVasive, Inc.
3.235% due 06/01/23 728 722
PRA Group, Inc.
3.500% due 06/01/23 1,155 1,146
SFL Corp., Ltd.
4.875% due 05/01/23 591 588
Splunk, Inc.
0.500% due 09/15/23 1,374 1,343
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 492 163
U.S. Cash Management Fund(@) 56,695,876
(∞)
56,679
United States Treasury Bills
2.363% due 05/02/23 (ç)(ž) 59 59
4.362% due 05/23/23 (ž) 439 438
4.210% due 05/30/23 (ç)(ž) 108 108
Viavi Solutions, Inc.
1.750% due 06/01/23 191 190
1.000% due 03/01/24 112 108
Western Digital Corp.
1.500% due 02/01/24 1,391 1,344
Wix.com, Ltd.
0.000% due 07/01/23 481 472
Total Short-Term Investments
(cost $74,776) 74,246
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 1,719,765
(∞)
1,720
Total Other Securities
(cost $1,720) 1,720
Total Investments - 107.4%
(identified cost $407,954) 410,310
Securities Sold Short - (1.2)%
Long-Term Investments - (1.2)%
Mortgage-Backed Securities - (1.2)%
Fannie Mae
30 Year TBA(Ï)
2.000% (1,000) (832)
2.500% (1,000) (866)
3.000% (2,000) (1,796)
4.000% (1,000) (956)
(4,450)
Total Long-Term Investments
(proceeds $4,427) (4,450)
Total Securities Sold Short

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 689
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(proceeds $4,427) (4,450)
Other Assets and Liabilities,
Net - (6.2)%
(23,738)
Net Assets - 100.0%
382,122

See accompanying notes which are an integral part of the financial statements.
690 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
15.6%
ABN AMRO Bank NV 03/23/23 EUR 11,710 15.92 186
188
Abu Dhabi Government International Bond 09/20/22 371,000 83.87 311
316
Abu Dhabi Government International Bond 11/02/22 200,000 67.27 135
151
Abu Dhabi Government International Bond 01/30/23 200,000 89.46 179
179
ADM Ag Holding, Ltd. 10/25/22 200,000 98.29 197
196
Adyen NV 09/23/22 EUR 80 1,430.75 114
128
Aena SME SA 11/09/15 EUR 2,917 125.14 365
493
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.79 705
664
AES Panama Generation Holdings SRL 03/22/22 756,000 92.57 700
618
African Export-Import Bank (The) 12/15/22 548,000 86.96 477
463
Aircastle, Ltd. 06/03/21 80,000 100.00 80
58
Akeso, Inc. 10/14/22 HKD 11,000 3.16 35
60
Allianz SE 01/09/23 200,000 85.51 171
163
Angolan Government International Bond 09/20/22 388,000 80.47 312
321
Apollo Management Holdings, LP 12/10/19 122,000 100.40 122
103
Ares Management Corp. 06/24/21 130,000 100.15 130
99
AutoStore Holdings, Ltd. 10/25/21 NOK 58,157 3.02 175
125
AXA SA 03/30/23 100,000 103.98 104
104
Axian Telecom 03/08/23 581,000 92.61 538
526
Bahrain Government International Bond 03/28/23 844,000 78.14 660
660
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
203
Banco do Brasil SA 07/26/22 613,000 85.20 522
556
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 92.13 184
180
Bank of Ireland Group PLC 01/15/21 EUR 200,000 139.05 278
215
Banque Centrale de Tunisie SA 04/06/23 100,000 54.01 54
51
Barclays PLC 06/23/22 GBP 200,000 122.66 245
230
BNP Paribas SA 08/13/18 300,000 104.63 314
288
BNP Paribas SA 08/08/22 400,000 100.00 400
382
BNP Paribas SA 11/21/22 200,000 103.25 206
206
BNP Paribas SA 12/13/22 200,000 83.51 167
157
Braskem Netherlands Finance BV 02/10/23 200,000 98.47 197
192
CBB International Sukuk Programme Co. 04/06/23 200,000 100.00 200
202
Cellnex Telecom SA 10/07/22 EUR 1,151 30.82 35
48
CGN Power Co., Ltd. 01/28/22 HKD 978,000 0.25 241
258
China Government International Bond 09/21/22 647,000 98.39 637
636
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 4,700 22.12 104
100
CNP Assurances 01/23/23 200,000 83.00 166
149
CNP Assurances 04/14/23 EUR 100,000 106.23 106
105
Comision Federal de Electricidad 06/15/22 260,000 92.52 241
235
Corebridge Financial, Inc 08/18/22 185,000 99.25 184
168
Corp Financiera de Desarrollo SA 02/16/23 200,000 86.95 174
172
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.28 699
608
Corporacion Nacional del Cobre de Chile 02/07/23 200,000 100.00 200
202
Costa Rica Government International Bond 09/20/22 246,000 87.63 216
242
Costa Rica Government International Bond 03/27/23 395,000 100.00 395
402
Credit Agricole SA 02/03/16 200,000 98.25 196
198
Credit Agricole SA 01/06/23 200,000 81.45 163
154
Cryoport, Inc. 01/23/23 559,000 79.71 446
439
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
294
Dai-ichi Life Insurance Co., Ltd. (The) 06/29/22 200,000 94.13 188
190
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
230
Deutsche Bank AG 11/07/22 EUR 200,000 100.32 201
206
Dino Polska SA 01/15/21 PLN 2,267 68.49 155
231
Dominican Republic Government International Bond 09/20/22 346,000 86.18 298
323
Dominican Republic Government International Bond 01/31/23 320,000 99.88 320
325
Dominican Republic Government International Bond 03/20/23 150,000 97.67 146
152
DP World PLC 03/22/22 620,000 117.38 728
692
Ecuador Government International Bond 09/20/22 591,773 42.94 254
216
Ecuador Government International Bond 09/22/22 155,850 55.11 86
82
Egypt Government International Bond 09/20/22 591,000 68.32 404
331
Egypt Government International Bond 12/13/22 60,000 91.80 55
40
Egypt Government International Bond 02/14/23 200,000 71.58 143
108
Egyptian Financial Co. for Sovereign Taskeek (The) 02/21/23 237,000 99.70 236
195
El Salvaor Government International Bond 09/21/22 250,000 33.19 83
136

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 691
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Electricite de France SA 03/18/22 200,000 99.88 200
193
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
532
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
597
Empresa Nacional del Petroleo 03/22/22 921,000 83.37 768
710
Enel SpA 01/09/23 EUR 100,000 107.33 108
111
Eskom Holdings SOC, Ltd. 03/22/22 739,000 102.12 755
695
Etalon Group PLC 04/11/16 267,238 1 70 . 44 455
—
Export-Import Bank of India 03/22/22 1,016,000 84.00 874
828
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
239
FEL Energy VI SARL 10/19/22 230,987 68.55 158
196
First Horizon Bank 12/07/22 129 808.04 104
102
Franshion Brilliant, Ltd. 07/26/22 342,000 70.93 243
270
Franshion Brilliant, Ltd. 10/19/22 300,000 72.82 218
267
Frasers Logistics & Commercial Trust 10/15/21 SGD 208,500 1.07 223
211
GA Global Funding Trust 06/24/21 140,000 100.00 140
112
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 415,084 79.95 332
340
Ganfeng Lithium Group Co., Ltd. 04/29/22 HKD 12,760 7.94 101
84
Georgian Railway JSC 03/22/22 563,000 86.22 485
479
Ghana Government International Bond 01/13/16 25,000 98.35 25
12
Ghana Government International Bond 09/20/22 664,000 39.13 260
245
Ghana Government International Bond 12/06/22 200,000 33.38 67
74
Grupo Energia Bogota SA 03/22/22 709,000 101.54 720
638
Guatemala Government International Bond 10/19/22 234,000 89.92 210
228
Halyk Savings Bank of Kazakhstan JSC 01/21/22 8,089 10.41 84
109
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.16 101
87
Hazine Mustesarligi Varlik Kiralama AS 02/28/23 200,000 89.96 180
182
HCI Group, Inc. 02/09/23 310,000 88.67 275
276
High Ridge Brands Co. 10/30/20 1,640,000 — —
—
HSBC Capital Funding, LP 07/14/16 157,000 139.87 220
191
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 89.67 534
515
Huarong Finance 2019 Co., Ltd. 02/16/23 908,000 74.77 679
663
Hungary Government International Bond 12/09/22 265,000 63.07 167
164
Hungary Government International Bond 01/04/23 200,000 95.74 191
208
Hydro One, Ltd. 12/01/22 CAD 778 27.94 22
23
ILFC E-Capital Trust I 04/28/21 210,000 82.73 174
135
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.76 176
181
ING Groep NV 10/13/22 200,000 68.96 138
151
ING Groep NV 02/07/23 200,000 100.00 200
182
Instituto Costarricense de Electricidad 03/22/22 762,000 78.86 601
629
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
182
Ivory Coast Government International Bond 09/20/22 99,690 91.09 91
92
Jordan Government International Bond 09/20/22 220,000 81.50 179
186
Jordan Government International Bond 04/04/23 200,000 98.81 198
200
Julius Baer Group, Ltd. 06/01/22 200,000 100.25 200
170
Kazakhstan Government International Bond 01/26/16 140,000 98.67 138
140
Kazakhstan Government International Bond 09/20/22 355,000 84.09 298
325
KazMunayGas National Co. JSC 03/22/22 464,000 90.84 421
390
KazMunayGas National Co. JSC 03/22/22 200,000 92.57 185
186
Krung Thai Bank PCL 10/19/22 600,000 78.53 471
543
Kuaishou Technology 06/10/22 HKD 32,600 10.10 329
216
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
73
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
165
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
159
Larsen & Toubro, Ltd. 03/18/22 7,470 22.99 172
217
Lebanon Government International Bond 10/31/22 USD 1,003,000 6.35 64
57
Lenta International Co. PJSC 01/07/19 130,305 2.72 355
—
Liberty Media Corp. 04/21/23 88,000 90.63 80
78
Longfor Group Holdings, Ltd. 04/21/23 HKD 9,500 2.92 28
26
LXI REIT PLC 07/01/22 GBP 70,210 1.63 115
93
Magyar Export-Import Bank Zrt 04/26/23 235,000 99.24 233
236
Mazoon Assets Co. 03/22/22 545,000 103.17 562
532
Meituan 06/10/22 HKD 9,313 25.64 239
159
MetLife Capital Trust IV 11/27/18 200,000 113.68 227
211
MetLife, Inc. 07/14/16 225,000 139.18 313
265
Mexico City Airport Trust 03/22/22 213,000 87.92 187
165

See accompanying notes which are an integral part of the financial statements.
692 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MHP SE 04/12/16 29,675 6.08 180
102
Mongolia Government International Bond 10/03/22 200,000 64.99 130
153
Morocco Government International Bond 03/01/23 355,000 98.88 351
363
NAC Kazatomprom JSC 10/15/19 10,016 13.07 131
285
National Bank of Fujairah PJSC 04/18/23 437,000 97.80 427
425
NextEra Energy Partners, LP 03/01/23 1,206,000 93.48 1,127
1,120
Nigeria Government International Bond 09/20/22 295,000 68.86 203
204
Nigeria Government International Bond 02/16/23 400,000 82.38 330
325
Nippon Life Insurance Co. 11/08/22 200,000 92.70 185
194
Nordea Bank Abp 09/15/20 200,000 113.66 227
187
OCP, Inc. 03/22/22 755,000 89.81 678
631
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 106.86 611
602
Oman Government International Bond 09/20/22 384,000 102.24 393
404
Oman Government International Bond 09/20/22 200,000 90.06 180
198
Oman Government International Bond 12/12/22 200,000 101.78 204
207
Ooredoo QPSC 03/22/22 579,000 95.65 554
506
OQ SAOC 03/22/22 418,000 99.54 416
400
Pakistan Government International Bond 09/20/22 369,000 50.71 187
125
Pakistan Water and Power Development Authority 03/22/22 1,998,000 68.91 1,377
639
Paraguay Government International Bond 09/20/22 283,000 77.47 219
228
Pertamina Persero PT 04/18/22 650,000 81.67 531
477
Petroleos del Peru SA 03/22/22 1,231,000 69.45 896
781
Petroleos Mexicanos 03/22/22 894,000 64.84 580
549
Petroleos Mexicanos 01/31/23 567,000 97.52 553
527
Petroleos Mexicanos 04/04/23 44,000 92.70 41
41
Petronas Capital, Ltd. 04/01/22 1,123,000 90.61 1,017
820
Petronas Capital, Ltd. 09/20/22 436,000 85.20 371
373
Petronas Energy Canada, Ltd. 09/20/22 233,000 89.36 208
212
Phoenix Group Holdings PLC 01/15/21 200,000 103.85 208
172
Polyus PJSC 10/20/22 1 — —
—
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
61
Qatar Government International Bond 09/20/22 363,000 93.87 341
340
Qatar Government International Bond 02/16/23 200,000 100.12 200
205
Qatar Petroleum 09/20/22 352,000 85.27 300
303
QBE Insurance Group, Ltd. 09/28/16 206,000 105.24 217
197
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
189
Reliance Industries, Ltd. 03/18/22 4,156 64.80 269
247
Repay Holdings Corp. 01/09/23 473,000 79.89 378
354
Republic of Azerbaijan Government International Bond 09/21/22 258,000 83.31 215
224
Republic of Gabon Government International Bond 04/25/23 200,000 73.27 147
148
Republic of Kenya Government International Bond 03/22/23 283,000 82.60 234
227
Republic of Serbia Government International Bond 01/19/23 200,000 97.74 195
203
Republic of Uzbekistan Government International Bond 01/30/23 200,000 82.77 166
162
Romania Government International Bond 01/05/23 180,000 99.35 179
192
Romania Government International Bond 01/05/23 224,000 99.46 223
241
Romania Government International Bond 01/10/23 152,000 96.93 147
150
SA Global Sukuk, Ltd. 03/22/22 625,000 94.47 590
557
Saka Energi Indonesia PT 07/26/22 570,000 94.24 537
553
Samruk-Kazyna JSC 03/22/22 200,000 89.45 179
182
Samsung Biologics Co., Ltd. 04/22/22 KRW 320 637.45 204
187
Sasol Financing USA LLC 04/26/23 400,000 100.00 400
401
Saudi Arabian Oil Co. 03/22/22 660,000 91.99 607
563
Saudi Government International Bond 12/08/22 435,000 99.64 433
438
Saudi Government International Bond 01/10/23 420,000 92.15 387
397
Saudi Government International Bond 01/10/23 202,000 99.67 201
206
SBL Holdings LLC 02/04/20 150,000 91.75 138
97
SBL Holdings LLC 06/17/21 90,000 100.00 90
52
Scentre Group Trust 2 09/16/20 300,000 100.00 300
270
Senegal Government International Bond 09/20/22 212,000 70.78 150
142
Siemens Healthineers AG 02/05/21 EUR 4,688 55.61 261
292
Signify NV 06/10/22 EUR 9,499 33.02 314
317
Skandinaviska Enskilda Banken AB 05/31/22 200,000 100.45 201
184
Societe Generale SA 06/05/20 200,000 100.75 201
156
Societe Generale SA 05/06/22 200,000 103.03 206
187
Societe Generale SA 11/14/22 200,000 100.00 200
190

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 693
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Societe Generale SA 12/13/22 200,000 82.50 165
140
Societe Generale SA 01/25/23 EUR 100,000 113.29 113
99
SoFi Technologies, Inc. 01/12/23 1,417,000 73.61 1,043
1,011
Southern Gas Corridor CJSC 03/22/22 484,000 106.64 516
497
Sri Lanka Government International Bond 09/20/22 492,000 100.00 492
163
Tandem Diabetes Care, Inc. 01/20/23 676,000 92.77 627
619
TC Ziraat Bankasi AS 01/25/23 814,000 90.85 740
730
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
107
TMS Issuer SARL 02/09/23 200,000 100.00 200
210
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 93.74 656
631
Turkiye Ihracat Kredi Bankasi AS 01/24/23 227,000 99.47 226
226
UBS Group AG 04/11/19 200,000 103.13 206
180
UBS Group AG 02/04/22 200,000 108.09 216
189
UBS Group AG 10/13/22 200,000 85.28 171
170
UBS Group AG 01/13/23 200,000 89.50 179
156
Ukraine Government International Bond 09/20/22 948,000 25.59 243
166
UniCredit SpA 09/15/20 200,000 109.16 218
193
Uzbekneftegaz JSC 03/22/22 687,000 79.08 543
553
WH Group, Ltd. 12/03/21 HKD 108,028 0.61 66
60
Worldline SA 06/17/20 EUR 6,579 78.03 513
286
WuXi AppTec Co., Ltd. 03/18/22 HKD 9,400 13.84 130
83
Yellow Cake PLC 09/23/19 GBP 26,036 2.53 66
123
YPF SA 02/16/23 278,000 80.86 225
200
Zambia Government International Bond 02/06/23 200,000 100.00 200
86
ZhongAn Online P&C Insurance Co., Ltd. 01/13/23 HKD 91,700 3.35 307
286
Zurich Finance (Ireland) Designated Activity Co. 12/07/22 200,000 76.91 154 156
59,653
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 5 USD 444 06/23
4
MSCI EAFE Index Futures 277 USD 29,772 06/23
1,969
MSCI Emerging Markets Index Futures 29 USD 1,427 06/23
38
NASDAQ 100 E-Mini Index Futures 19 USD 5,062 06/23
515
S&P 500 E-Mini Index Futures 140 USD 29,320 06/23
2,072
S&P MidCap 400 E-Mini Index Futures 2 USD 500 06/23
6
United States 2 Year Treasury Note Futures 291 USD 59,994 06/23
536
United States 5 Year Treasury Note Futures 95 USD 10,426 06/23
223
United States 10 Year Treasury Note Futures 1,030 USD 118,659 06/23
3,555
United States Treasury Long Bond Futures 12 USD 1,580 06/23
68
United States Treasury Ultra Bond Futures 3 USD 364 06/23 15
Short Positions
Russell 2000 E-Mini Index Futures 288 USD 25,557 06/23
(9)
Euro STOXX 50 Index Futures 279 EUR 12,053 06/23
(771)
FTSE 100 Index Futures 36 GBP 2,831 06/23
(102)
FTSE 250 Index Futures 24 GBP 933 06/23
(23)
Hang Seng Index Futures 41 HKD 40,590 05/23
(11)
MSCI Emerging Markets Index Futures 104 USD 5,118 06/23
(140)
S&P/TSX 60 Index Futures 9 CAD 2,247 06/23
(111)
SPI 200 Index Futures 9 AUD 1,647 06/23
(38)

See accompanying notes which are an integral part of the financial statements.
694 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
TOPIX Index Futures 100 JPY 2,058,000 06/23
(289)
United States 10 Year Treasury Note Futures 8 USD 921 06/23
(29)
United States Treasury Ultra Bond Futures 4 USD 566 06/23 (22)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,456
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 39 4,500.00 USD 17,550 12/15/23 (415)
S&P 500 Index Morgan Stanley Put 39 3,450.00 USD 13,455 12/15/23 (235)
Total Liability for Options Written (premiums received $815) (650)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 158 EUR 144 05/03/23 —
Bank of America USD 71 GBP 56 05/03/23 —
Bank of America USD 481 JPY 63,976 05/11/23 (11)
Bank of America CAD 80 USD 59 05/01/23 —
Bank of America HKD 1,147 USD 146 05/03/23 —
Bank of America JPY 5,656 USD 42 05/02/23 —
Bank of America JPY 63,976 USD 488 05/11/23 18
Bank of America JPY 2,489 USD 19 06/09/23 —
Bank of America JPY 63,976 USD 483 06/09/23 11
Bank of America SGD 73 USD 55 05/03/23 —
Bank of New York USD 731 CHF 680 06/21/23 34
Bank of New York USD 1,069 NZD 1,696 05/11/23 (20)
Bank of New York USD 34 NZD 55 06/09/23 —
Bank of New York USD 1,039 NZD 1,696 06/09/23 9
Bank of New York DKK 3,746 USD 535 06/21/23 (20)
Bank of New York EUR 776 USD 824 06/21/23 (33)
Bank of New York GBP 1,068 USD 1,268 06/21/23 (75)
Bank of New York HKD 10,169 USD 1,300 06/21/23 2
Bank of New York JPY 307,678 USD 2,285 06/21/23 9
Bank of New York NZD 1,696 USD 1,039 05/11/23 (9)
BNP Paribas USD 48 GBP 38 05/03/23 —
BNP Paribas GBP 38 USD 48 05/03/23 —
Brown Brothers Harriman USD 91 CAD 123 05/03/23 —
Brown Brothers Harriman USD 1,079 EUR 979 05/03/23 (1)
Brown Brothers Harriman USD 237 GBP 188 05/03/23 —
Brown Brothers Harriman CAD 123 USD 91 05/03/23 —
Brown Brothers Harriman CAD 125 USD 92 06/02/23 —
Brown Brothers Harriman EUR 26 USD 29 05/03/23 —
Brown Brothers Harriman EUR 96 USD 104 05/03/23 (1)
Brown Brothers Harriman EUR 857 USD 933 05/03/23 (12)
Brown Brothers Harriman EUR 976 USD 1,078 06/02/23 1
Brown Brothers Harriman GBP 13 USD 16 05/03/23 —
Brown Brothers Harriman GBP 176 USD 217 05/03/23 (3)
Brown Brothers Harriman GBP 186 USD 234 06/02/23 —
HSBC USD 732 CHF 680 06/21/23 33
HSBC DKK 3,746 USD 536 06/21/23 (20)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 695
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC EUR 776 USD 826 06/21/23 (32)
HSBC GBP 1,068 USD 1,269 06/21/23 (75)
HSBC HKD 10,169 USD 1,300 06/21/23 2
HSBC JPY 307,678 USD 2,286 06/21/23 11
Morgan Stanley USD 732 CHF 680 06/21/23 33
Morgan Stanley DKK 3,746 USD 535 06/21/23 (20)
Morgan Stanley EUR 776 USD 824 06/21/23 (33)
Morgan Stanley GBP 1,068 USD 1,268 06/21/23 (75)
Morgan Stanley HKD 10,169 USD 1,300 06/21/23 2
Morgan Stanley JPY 307,678 USD 2,280 06/21/23 4
Royal Bank of Canada USD 730 CHF 680 06/21/23 35
Royal Bank of Canada USD 95 DKK 642 05/02/23 —
Royal Bank of Canada USD 100 SGD 134 05/03/23 —
Royal Bank of Canada DKK 3,746 USD 535 06/21/23 (21)
Royal Bank of Canada EUR 776 USD 824 06/21/23 (34)
Royal Bank of Canada GBP 1,068 USD 1,267 06/21/23 (78)
Royal Bank of Canada HKD 10,169 USD 1,300 06/21/23 2
Royal Bank of Canada JPY 307,678 USD 2,283 06/21/23 8
State Street USD 1,074 CAD 1,443 05/11/23 (9)
State Street USD 16 CAD 22 06/09/23 —
State Street USD 1,059 CAD 1,443 06/09/23 6
State Street USD 578 EUR 526 05/11/23 2
State Street USD 583 EUR 526 06/09/23 (2)
State Street USD 558 NOK 5,925 05/11/23 (2)
State Street USD 491 SEK 5,057 05/11/23 3
State Street USD 1,072 SEK 11,027 06/09/23 6
State Street AUD 16 USD 10 06/21/23 —
State Street CAD 1,443 USD 1,059 05/11/23 (6)
State Street CAD 1,845 USD 1,341 06/21/23 (22)
State Street EUR 526 USD 582 05/11/23 2
State Street EUR 978 USD 1,080 06/09/23 (1)
State Street NOK 5,925 USD 577 05/11/23 21
State Street NOK 251 USD 24 06/09/23 —
State Street NOK 5,925 USD 559 06/09/23 2
State Street NOK 8,070 USD 762 06/21/23 3
State Street SEK 5,057 USD 494 05/11/23 —
State Street SEK 5,057 USD 491 06/09/23 (3)
State Street SEK 11,488 USD 1,080 06/21/23 (44)
State Street TWD 9 USD — 05/02/23 —
Toronto Dominion Bank USD 730 CHF 680 06/21/23 35
Toronto Dominion Bank DKK 3,746 USD 535 06/21/23 (21)
Toronto Dominion Bank EUR 776 USD 824 06/21/23 (34)
Toronto Dominion Bank GBP 1,068 USD 1,267 06/21/23 (77)
Toronto Dominion Bank HKD 10,169 USD 1,300 06/21/23 2
Toronto Dominion Bank JPY 307,678 USD 2,283 06/21/23 7
UBS USD 1,692 CHF 1,500 05/11/23 (13)
UBS USD 26 CHF 23 06/09/23 —
UBS CHF 1,500 USD 1,658 05/11/23 (21)
UBS CHF 1,500 USD 1,698 06/09/23 13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (512)

See accompanying notes which are an integral part of the financial statements.
696 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 894 12 Month SOFR
(4)
4.081%
(4)
03/31/25
— 1 1
Barclays USD 556 12 Month SOFR
(4)
4.137%
(4)
04/04/25
— — —
Barclays USD 856 4.064%
(4)
12 Month SOFR
(4)
04/06/25
— (1) (1)
Barclays USD 27,653 3.862%
(4)
12 Month SOFR
(4)
04/06/25
— (129) (129)
Barclays USD 1,156 12 Month SOFR
(4)
4.082%
(4)
04/18/25
— — —
Barclays USD 1,165 4.223%
(4)
12 Month SOFR
(4)
04/24/25
— 4 4
Barclays USD 5,913 12 Month SOFR
(4)
4.200%
(4)
06/21/25
(64) 27 (37)
Barclays USD 1,020 12 Month SOFR
(4)
3.562%
(4)
01/06/28
— (6) (6)
Barclays USD 974 12 Month SOFR
(4)
3.486%
(4)
03/31/28
— (6) (6)
Barclays USD 383 3.361%
(4)
12 Month SOFR
(4)
04/04/28
— — —
Barclays USD 1,269 12 Month SOFR
(4)
3.396%
(4)
04/05/28
— (3) (3)
Barclays USD 1,269 12 Month SOFR
(4)
3.399%
(4)
04/05/28
— (4) (4)
Barclays USD 727 3.165%
(4)
12 Month SOFR
(4)
04/06/28
— (6) (6)
Barclays USD 269 3.145%
(4)
12 Month SOFR
(4)
04/07/28
— (2) (2)
Barclays USD 279 3.422%
(4)
12 Month SOFR
(4)
04/24/28
— 1 1
Barclays USD 30,915 12 Month SOFR
(4)
3.800%
(4)
06/21/28
(657) (130) (787)
Barclays USD 957 3.641%
(4)
12 Month SOFR
(4)
02/23/33
— 37 37
Barclays USD 531 3.723%
(4)
12 Month SOFR
(4)
03/03/33
— 24 24
Barclays USD 215 12 Month SOFR
(4)
3.234%
(4)
03/15/33
— (1) (1)
Barclays USD 134 3.298%
(4)
12 Month SOFR
(4)
03/24/33
— 1 1
Barclays USD 247 12 Month SOFR
(4)
3.247%
(4)
03/30/33
— (2) (2)
Barclays USD 387 12 Month SOFR
(4)
3.278%
(4)
04/03/33
— (4) (4)
Barclays USD 593 3.247%
(4)
12 Month SOFR
(4)
04/04/33
— 4 4
Barclays USD 911 3.203%
(4)
12 Month SOFR
(4)
04/05/33
— 3 3
Barclays USD 912 3.204%
(4)
12 Month SOFR
(4)
04/05/33
— 3 3
Barclays USD 267 12 Month SOFR
(4)
3.045%
(4)
04/06/33
— 3 3
Barclays USD 1,843 12 Month SOFR
(4)
3.050%
(4)
04/06/33
— 19 19
Barclays USD 758 12 Month SOFR
(4)
3.120%
(4)
04/11/33
— 3 3
Barclays USD 412 3.110%
(4)
12 Month SOFR
(4)
04/14/33
— (2) (2)
Barclays USD 408 12 Month SOFR
(4)
3.301%
(4)
04/19/33
— (5) (5)
Barclays USD 240 3.283%
(4)
12 Month SOFR
(4)
04/20/33
— 2 2
Barclays USD 370 12 Month SOFR
(4)
3.275%
(4)
04/20/33
— (4) (4)
Barclays USD 293 3.223%
(4)
12 Month SOFR
(4)
04/26/33
— 2 2
Barclays USD 312 3.255%
(4)
12 Month SOFR
(4)
04/26/33
— 3 3
Barclays USD 72 3.086%
(4)
12 Month SOFR
(4)
04/27/33
— — —
Barclays USD 488 12 Month SOFR
(4)
3.155%
(4)
04/28/33
— — —
Barclays USD 595 3.129%
(4)
12 Month SOFR
(4)
04/28/33
— (1) (1)
Barclays USD 985 12 Month SOFR
(4)
3.214%
(4)
05/01/33
— (5) (5)
Barclays USD 660 3.173%
(4)
12 Month SOFR
(4)
05/11/33
— 1 1
Barclays USD 20,284 3.400%
(4)
12 Month SOFR
(4)
06/21/33
303 178 481
Barclays USD 378 12 Month SOFR
(4)
3.007%
(4)
01/25/53
— (1) (1)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 697
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 369 12 Month SOFR
(4)
3.008%
(4)
03/30/53
— (2) (2)
Barclays USD 74 3.020%
(4)
12 Month SOFR
(4)
03/31/53
— 1 1
Barclays USD 352 2.927%
(4)
12 Month SOFR
(4)
04/05/53
— (3) (3)
Barclays USD 229 2.865%
(4)
12 Month SOFR
(4)
04/10/53
— (5) (5)
Barclays USD 201 12 Month SOFR
(4)
2.872%
(4)
04/11/53
— 4 4
Barclays USD 755 12 Month SOFR
(4)
2.938%
(4)
04/13/53
— 5 5
Barclays USD 251 2.938%
(4)
12 Month SOFR
(4)
04/14/53
— (2) (2)
Barclays USD 509 12 Month SOFR
(4)
3.038%
(4)
04/19/53
— (7) (7)
Barclays USD 134 3.044%
(4)
12 Month SOFR
(4)
04/25/53
— 2 2
Barclays USD 1,446 2.800%
(4)
12 Month SOFR
(4)
06/21/53
(58) 17 (41)
Morgan Stanley USD 40,000 SOFR
(4)
3.400%
(4)
09/21/24
(382) 1,137 755
Morgan Stanley USD 20,000 SOFR
(4)
3.200%
(4)
09/21/32 (648) 687 39
Total Open Interest Rate Swap Contracts (å) (1,506) 1,838 332
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 5,600 5.000%
(2)
06/20/28 1 109 110
Total Open Credit Indices - Sell Protection Contracts 1 109 110
Total Open Credit Default Swap Contracts (å) 1 109 110
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 44,457 $ —
$ —
$ 44,457 11.6
International Debt — 65,992 —
—
65,992 17.3
Mortgage-Backed Securities — 47,406 —
—
47,406 12.4
Non-US Bonds — 1,276 —
—
1,276 0.3
Common Stocks
Consumer Discretionary 6,628 11,684 —
—
18,312 4.8

See accompanying notes which are an integral part of the financial statements.
698 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Consumer Staples 2,729 4,554 —
—
7,283 1.9
Energy 2,431 1,078 —
—
3,509 0.9
Financial Services 31,977 23,270 —
—
55,247 14.5
Health Care 6,516 5,638 —
—
12,154 3.2
Materials and Processing 8,933 6,356 —
—
15,289 4.0
Producer Durables 9,262 11,820 2,437
—
23,519 6.1
Technology 14,413 7,995 —
—
22,408 5.9
Utilities 6,239 4,079 —
—
10,318 2.7
Preferred Stocks 5,208 943 — — 6,151 1.6
Options Purchased 582 441 — — 1,023 0.3
Warrants and Rights — — — — — —
*
Short-Term Investments — 17,567 — 56,679 74,246 19.4
Other Securities — — — 1,720 1,720 0.5
Total Investments 94,918 254,556 2,437 58,399 410,310 107.4
Securities Sold Short
***
Long-Term Investments — (4,450) —
—
(4,450) (1.2)
Other Assets and Liabilities, Net
(6.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 9,001 — — — 9,001 2. 4
Foreign Currency Exchange Contracts 1 315 — — 316 0.1
Interest Rate Swap Contracts — 1,398 — — 1,398 0.4
Credit Default Swap Contracts — 110 — — 110 —*
A
Liabilities
Futures Contracts (1,545) — — — (1,545) (0.4)
Options Written (650) — — — (650) (0.2)
Foreign Currency Exchange Contracts — (828) — — (828) (0.2)
Interest Rate Swap Contracts — (1,066) — — (1,066) (0.3)
Total Other Financial Instruments
**
$ 6,807 $ (71) $ — $ — $ 6,736
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 699
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
321
Argentina ............................................................................................
1,129
Australia .............................................................................................
3,347
Azerbaijan ..........................................................................................
721
Bahrain ...............................................................................................
1,464
Belgium ..............................................................................................
325
Bermuda .............................................................................................
228
Brazil ..................................................................................................
3,981
Burkina Faso ......................................................................................
83
Canada ................................................................................................
9,008
Chile ...................................................................................................
2,430
China ..................................................................................................
11,831
Colombia ............................................................................................
2,117
Costa Rica ..........................................................................................
1,273
Cyprus ................................................................................................
171
Denmark .............................................................................................
1,766
Dominican Republic ..........................................................................
800
Ecuador ..............................................................................................
298
Egypt ..................................................................................................
674
El Salvador .........................................................................................
136
Finland ...............................................................................................
684
France .................................................................................................
8,105
Gabon .................................................................................................
148
Georgia ...............................................................................................
479
Germany .............................................................................................
4,025
Ghana .................................................................................................
647
Greece ................................................................................................
207
Guatemala ..........................................................................................
228
Guernsey ............................................................................................
115
Hong Kong .........................................................................................
3,486
Hungary ..............................................................................................
608
India ...................................................................................................
2,651
Indonesia ............................................................................................
3,479
Ireland ................................................................................................
1,503
Israel ...................................................................................................
1,446
Italy ....................................................................................................
1,828
Ivory Coast .........................................................................................
92
Japan ..................................................................................................
20,320
Jordan .................................................................................................
386
Kazakhstan .........................................................................................
1,617
Kenya .................................................................................................
227
Lebanon ..............................................................................................
57
Luxembourg .......................................................................................
1,013
Macao .................................................................................................
683
Malaysia .............................................................................................
1,225
Mauritius ............................................................................................
786
Mexico ...............................................................................................
4,298
Mongolia ............................................................................................
153
Morocco .............................................................................................
994
Netherlands ........................................................................................
3,177
New Zealand ......................................................................................
211

See accompanying notes which are an integral part of the financial statements.
700 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Nigeria ................................................................................................
529
Norway ...............................................................................................
131
Oman ..................................................................................................
1,741
Pakistan ..............................................................................................
764
Panama ...............................................................................................
1,890
Paraguay .............................................................................................
228
Peru ....................................................................................................
1,703
Philippines ..........................................................................................
1,031
Poland ................................................................................................
802
Portugal ..............................................................................................
81
Puerto Rico .........................................................................................
752
Qatar ...................................................................................................
1,354
Romania .............................................................................................
583
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,371
Senegal ...............................................................................................
142
Serbia .................................................................................................
203
Singapore ...........................................................................................
1,785
South Africa .......................................................................................
3,105
South Korea .......................................................................................
3,959
Spain ..................................................................................................
1,460
Sri Lanka ............................................................................................
163
Sweden ...............................................................................................
1,693
Switzerland ........................................................................................
3,807
Taiwan ................................................................................................
3,368
Thailand .............................................................................................
1,209
Tunisia ................................................................................................
51
Turkey ................................................................................................
2,360
Ukraine ...............................................................................................
246
United Arab Emirates .........................................................................
2,695
United Kingdom .................................................................................
11,390
United States ......................................................................................
249,922
Uruguay ..............................................................................................
655
Uzbekistan ..........................................................................................
715
Zambia ...............................................................................................
441
Total Investments ............................................................................... 410,310
United States ......................................................................................
(4,450)
Total Securities Sold Short ................................................................. (4,450)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 701
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 582 $ — $ — $ 441
Unrealized appreciation on foreign currency exchange contracts — — 316 —
Variation margin on futures contracts** 4,604 — — 4,397
Interest rate swap contracts, at fair value — — — 1,398
Credit default swap contracts, at fair value — 110 — —
Total
$ 5,186 $ 110 $ 316 $ 6,236
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 1,494 $ — $ — $ 51
Unrealized depreciation on foreign currency exchange contracts — — 828 —
Options written, at fair value 650 — — —
Interest rate swap contracts, at fair value — — — 1,066
Total
$ 2,144 $ — $ 828 $ 1,117
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ 110
Futures contracts (2,308) — — (9,794)
Interest rate swap contracts — — — 3,473
Credit default swap contracts — 2,086 — —
Foreign currency exchange contracts — — (439) —
Total
$ (2,308) $ 2,086 $ (439) $ (6,211)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (259) $ — $ — $ (305)
Futures contracts 5,874 — — 15,952
Options written 165 — — —
Interest rate swap contracts — — — (5,655)
Credit default swap contracts — (1,487) — —
Foreign currency exchange contracts — — (1,340) —
Total
$ 5,780 $ (1,487) $ (1,340) $ 9,992
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
702 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,023 $ — $ 1,023
Securities on Loan* Investments, at fair value 1,663 — 1,663
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 316 — 316
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,398 — 1,398
Credit Default Swap Contracts Credit default swap contracts, at fair value 110 — 110
Total Financial and Derivative Assets
4,510 — 4,510
Financial and Derivative Assets not subject to a netting agreement
(1,297) — (1,297)
Total Financial and Derivative Assets subject to a netting agreement
$ 3,213 $ — $ 3,213
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 459 $ 11 $ 115 $ 333
Bank of Montreal
47 — 47 —
Bank of New York
55 55 — —
Bank of Nova Scotia
9 — 9 —
Barclays
1,036 — 1,036 —
Brown Brothers Harriman
1 1 — —
Goldman Sachs
175 — 50 125
HSBC
46 46 — —
JPMorgan Chase
1 — 1 —
Morgan Stanley
843 39 805 (1)
Royal Bank of Canada
45 45 — —
State Street
45 26 — 19
Toronto Dominion Bank
44 44 — —
UBS
13 13 — —
Wells Fargo
394 — 394 —
Total
$ 3,213 $ 280 $ 2,457 $ 476

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 703
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 828 $ — $ 828
Options Written Contracts Options written, at fair value 650 — 650
Short Sales Securities sold short, at fair value 4,450 — 4,450
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,066 — 1,066
Total Financial and Derivative Liabilities
6,994 — 6,994
Financial and Derivative Liabilities not subject to a netting agreement
(1,716) — (1,716)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,278 $ — $ 5,278
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 11 $ 11 $ — $ —
Bank of New York 159 55 — 104
Brown Brothers Harriman 17 1 — 16
HSBC 126 46 — 80
Morgan Stanley 129 39 — 90
Royal Bank of Canada 132 45 — 87
State Street 4,538 26 4,450 62
Toronto Dominion Bank 132 44 — 88
UBS 34 13 — 21
Total
$ 5,278 $ 280 $ 4,450 $ 548
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
704 Multi-Strategy Income Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 407,954
Investments, at fair value(*)(>) ....................................................................................................................................................
410,310
Foreign currency holdings(^) ....................................................................................................................................................... 675
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 316
Receivables:
Dividends and interest ...................................................................................................................................................... 3,596
Dividends from affiliated funds ....................................................................................................................................... 231
Investments sold ............................................................................................................................................................... 7,042
Fund shares sold ............................................................................................................................................................... 268
From broker(a)(b) ............................................................................................................................................................ 7,950
Variation margin on futures contracts .............................................................................................................................. 7,462
Prepaid expenses .......................................................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 1,398
Credit default swap contracts, at fair value(+) ............................................................................................................................. 110
Total assets ...............................................................................................................................................................
439,361
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 591
Due to broker (c)(d)(e) ..................................................................................................................................................... 5,273
Investments purchased ..................................................................................................................................................... 42,136
Fund shares redeemed ...................................................................................................................................................... 143
Accrued fees to affiliates .................................................................................................................................................. 181
Other accrued expenses .................................................................................................................................................... 201
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 828
Options written, at fair value(x) ................................................................................................................................................... 650
Securities sold short, at fair value(‡) ........................................................................................................................................... 4,450
Payable upon return of securities loaned ..................................................................................................................................... 1,720
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 1,066
Total liabilities ...........................................................................................................................................................
57,239
Net Assets ...............................................................................................................................................................
$ 382,122

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 705
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (21,362)
Shares of beneficial interest .........................................................................................................................................................
416
Additional paid-in capital ............................................................................................................................................................
403,068
Net Assets ...............................................................................................................................................................
$ 382,122
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.16
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 9. 72
Class A — Net assets ........................................................................................................................................................... $ 3,485,843
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 380,600
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.04
Class C — Net assets ........................................................................................................................................................... $ 3,414,123
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 377,628
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.20
Class M — Net assets .......................................................................................................................................................... $ 34,107,164
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,709,224
Net asset value per share: Class S  (#) ......................................................................................................................................... $ 9.19
Class S   — Net assets .......................................................................................................................................................... $ 229,216,554
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 24,937,946
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 9.21
Class Y — Net assets ........................................................................................................................................................... $ 111,897,924
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 12,144,652
Amounts in thousands
(^)     Foreign currency holdings - cost $ 674
(x)     Premiums received on options written $ 815
(*)     Securities on loan included in investments $ 1,663
(+)     Credit default swap contracts - premiums paid (received) $ 1
(•)     Interest rate swap contracts - premiums paid (received) $ (1,506)
(‡)     Proceeds on securities sold short $ 4,427
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 58,399
(a)     Receivable from Broker for Futures $ 7,024
(b)     Receivable from Broker for Swaps $ 926
(c)     Due to Broker for Futures $ 134
(d)     Due to Broker for Swaps $ 945
(e)     Due to Broker for Options $ 4,194
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
706 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,364
Dividends from affiliated funds ....................................................................................................................................... 1,190
Interest .............................................................................................................................................................................. 5,62 4
Securities lending income (net) ....................................................................................................................................... 21
Total investment income ..............................................................................................................................................................
10,19 9
Expenses
Advisory fees ................................................................................................................................................................... 1,438
Administrative fees .......................................................................................................................................................... 93
Custodian fees .................................................................................................................................................................. 213
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 13
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 34
Transfer agent fees - Class S   .......................................................................................................................................... 230
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 68
Registration fees ............................................................................................................................................................... 34
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 1 7
Expenses before reductions .............................................................................................................................................. 2,19 8
Expense reductions .......................................................................................................................................................... (826)
Net expenses ................................................................................................................................................................................
1,37 2
Net investment income (loss) .......................................................................................................................................................
8,827
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $7) ..................................................................................................... (7,109)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (12,102)
Foreign currency exchange contracts ............................................................................................................................... (439)
Interest rate swap contracts .............................................................................................................................................. 3,473
Credit default swap contracts ........................................................................................................................................... 2,086
Foreign currency-related transactions .............................................................................................................................. 50
Net realized gain (loss) ................................................................................................................................................................
(14,038)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $8) .............................................................. 33,520
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 21,826
Options written ................................................................................................................................................................. 165
Foreign currency exchange contracts ............................................................................................................................... (1,340)
Interest rate swap contracts .............................................................................................................................................. (5,655)
Credit default swap contracts ........................................................................................................................................... (1,487)
Securities sold short ......................................................................................................................................................... (183)
Foreign currency-related transactions .............................................................................................................................. 45
Net change in unrealized appreciation (depreciation) ................................................................................................................. 46,894
Net realized and unrealized gain (loss) ........................................................................................................................................ 32,856
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 41,683

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 707
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,827 $ 4,036
Net realized gain (loss) ....................................................................................................................... (14,038) (2,542)
Net change in unrealized appreciation (depreciation) ........................................................................ 46,894 (99,836)
Net increase (decrease) in net assets from operations .............................................................................. 41,683 (98,342)
Distributions
To shareholders
Class A .......................................................................................................................................... (104) (293)
Class C .......................................................................................................................................... (90) (266)
Class M ......................................................................................................................................... (1,012) (3,265)
Class S   ........................................................................................................................................ (6,779) (23,113)
Class Y .......................................................................................................................................... (3,410) (9,911)
Net decrease in net assets from distributions ............................................................................................ (11,395) (36,848)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (46,862) (81,126)
Total Net Increase (Decrease) in Net Assets ........................................................................
(16,574) (216,316)
Net Assets
Beginning of period .................................................................................................................................. 398,696 615,012
End of period .............................................................................................................................................
$ 382,122 $ 398,696

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
708 Multi-Strategy Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 24 $ 219 142 $ 1,359
Proceeds from reinvestment of distributions 12 104 29 293
Payments for shares redeemed (115) (1,015) (168) (1,664)
Net increase (decrease)
(79) (692) 3 (12)
Class C
Proceeds from shares sold 23 205 5 45
Proceeds from reinvestment of distributions 10 90 26 266
Payments for shares redeemed (61) (538) (88) (868)
Net increase (decrease)
(28) (243) (57) (557)
Class M
Proceeds from shares sold 462 4,190 769 7,652
Proceeds from reinvestment of distributions 114 1,011 322 3,264
Payments for shares redeemed (1,240) (10,912) (1,584) (15,779)
Net increase (decrease)
(664) (5,711) (493) (4,863)
Class S
Proceeds from shares sold 1,345 12,100 3,515 34,867
Proceeds from reinvestment of distributions 760 6,772 2,270 23,082
Payments for shares redeemed (5,813) (51,617) (12,206) (120,562)
Net increase (decrease)
(3,708) (32,745) (6,421) (62,613)
Class Y
Proceeds from shares sold 32 285 203 1,996
Proceeds from reinvestment of distributions 382 3,410 976 9,911
Payments for shares redeemed (1,24 1 ) (11,166) (2,504) (24,988)
Net increase (decrease)
(82 7 ) (7,471) (1,325) (13,081)
Total increase (decrease)
(5,30 6 ) $ (46,862) (8,293) $ (81,126)

See accompanying notes which are an integral part of the financial statements.
710 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 8.47 .19 .75 .94 (.25) —
October 31, 2022 11.11 .05 (2.03) (1.98) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
Class C
April 30, 2023* 8.37 .16 .73 .89 (.22) —
October 31, 2022 10.9 9 (.02) (2.00) (2.02) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
Class M
April 30, 2023* 8.51 .21 .75 .96 (.27) —
October 31, 2022 11.15 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
Class S
April 30, 2023* 8.50 .20 .75 .95 (.26) —
October 31, 2022 11.15 .07 (2.03) (1.96) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
Class Y
April 30, 2023* 8.52 .21 .75 .96 (.27) —
October 31, 2022 11.17 .09 (2.03) (1.94) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 711
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ)(± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)(ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ )
%
Portfolio
Turnover Rate
( ǿ )
(.25) 9.16 11.12 3,486 1.44 1.02 4.30 36
(.66) 8.47 (18.70) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.22) 9.04 10.75 3,414 2.19 1.77 3.56 36
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.25) 189
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.27) 9.20 11.27 34,107 1.19 .67 4.60 36
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.26) 9.19 11.22 229,217 1.19 .77 4.55 36
(.69) 8.50 (18.52) 243,625 1.15 .77 .74 189
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.27) 9.21 11.30 111,898 1.00 .57 4.76 36
(.71) 8.52 (18.32) 110,575 .96 .57 .93 189
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
712 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 116,198
Administrative fees 15,161
Distribution fees 2,799
Shareholder servicing fees 699
Transfer agent fees 41,919
Trustee fees 4,352
$ 181,128
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 54,002 $ 262,747 $ 260,076 $ 3 $ 3 $ 56,679 $ 1,190 $ —
U.S. Cash Collateral Fund 2,501 12,002 12,783 — — 1,720 33 —
$ 56,503 $ 274,749 $ 272,859 $ 3 $ 3 $ 58,399 $ 1,223 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 407,291,057 $ 16,925,035 $ (11,909,126) $ 5,015,909

Multi-Asset Growth Strategy Fund 713
Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,122.50 $ 1,018.94
Expenses Paid During Period* $ 6.21 $ 5.91
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,117.90 $ 1,015.22
Expenses Paid During Period* $ 10.13 $ 9.64
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,125.10 $ 1,020.68
Expenses Paid During Period* $ 4.37 $ 4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

714 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,123.50 $ 1,020.18
Expenses Paid During Period* $ 4.90 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,124.30 $ 1,021.17
Expenses Paid During Period* $ 3.84 $ 3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 715
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 35.4%
Corporate Bonds and Notes - 11.1%
2U, Inc.
2.250% due 05/01/25 909 685
Accolade, Inc.
0.500% due 04/01/26 1,227 987
Aircastle, Ltd.
4.250% due 06/15/26 35 33
Alarm.com, Inc.
5.284% due 01/15/26 1,539 1,297
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Ñ)(Þ) 200 182
Alteryx, Inc.
0.500% due 08/01/24 1,345 1,237
Ashland LLC
3.375% due 09/01/31 (Þ) 301 249
Ball Corp.
2.875% due 08/15/30 389 326
Bandwidth, Inc.
0.250% due 03/01/26 1,113 855
0.500% due 04/01/28 367 234
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 125 113
Bridgebio Pharma, Inc.
2.250% due 02/01/29 873 526
Cable One, Inc.
8.568% due 03/15/26 1,065 871
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 266
Centene Corp.
2.500% due 03/01/31 278 226
CF Industries, Inc.
5.150% due 03/15/34 28 27
4.950% due 06/01/43 28 24
Chegg, Inc.
4.794% due 09/01/26 2,795 2,235
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 161 138
3.750% due 01/15/32 (Þ) 100 84
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 70
Coinbase Global, Inc.
0.500% due 06/01/26 1,091 703
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 34 33
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 1,090 856
DCP Midstream Operating, LP
3.250% due 02/15/32 39 33
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 610 477
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 59
5.050% due 04/01/45 103 82
5.450% due 06/01/47 72 60
EQT Corp.
3.900% due 10/01/27 110 104
Eventbrite, Inc.
0.750% due 09/15/26 1,687 1,282
EZCORP, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 05/01/25 1,249 1,139
Fastly, Inc.
7.664% due 03/15/26 545 435
Fiverr International, Ltd.
6.576% due 11/01/25 (ž) 1,937 1,644
General Electric Co.
Series D
8.196% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 78 78
Haemonetics Corp.
5.340% due 03/01/26 2,815 2,398
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 589 555
HCA, Inc.
3.125% due 03/15/27 90 85
7.500% due 11/15/95 221 252
HCI Group, Inc.
4.750% due 06/01/42 (Þ) 605 538
Health Catalyst, Inc.
2.500% due 04/15/25 781 724
Hope Bancorp, Inc.
2.000% due 05/15/38 1,223 1,212
Huntsman International LLC
2.950% due 06/15/31 385 318
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 1,676 1,394
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 1,063 981
iQIYI, Inc.
4.000% due 12/15/26 935 830
Iron Mountain, Inc.
4.500% due 02/15/31 52 45
Itron, Inc.
6.015% due 03/15/26 3,016 2,526
Jazz Investments I, Ltd.
1.500% due 08/15/24 873 834
JetBlue Airways Corp.
0.500% due 04/01/26 1,178 918
JOYY, Inc.
1.375% due 06/15/26 826 751
JPMorgan Chase & Co.
Series CC
7.879% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 50 50
Kaman Corp.
3.250% due 05/01/24 1,684 1,585
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 248
LendingTree, Inc.
0.500% due 07/15/25 491 366
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 474
Liberty Media Corp.
2.750% due 12/01/49 (Þ) 172 153
Livongo Health, Inc.
0.875% due 06/01/25 1,804 1,623
Lyft, Inc.
1.500% due 05/15/25 380 337
Magnite, Inc.
0.250% due 03/15/26 2,027 1,649
MFA Financial, Inc.
6.250% due 06/15/24 1,991 1,892
MicroStrategy, Inc.
14.058% due 02/15/27 (ž) 1,727 1,048

See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 106 93
NeoGenomics, Inc.
1.250% due 05/01/25 167 152
0.250% due 01/15/28 1,527 1,089
NextEra Energy Partners, LP
6.742% due 06/15/24 (ž)(Þ) 2,354 2,187
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 178
3.875% due 08/15/31 (Þ) 81 68
NuVasive, Inc.
0.375% due 03/15/25 2,288 2,049
Oak Street Health, Inc.
6.135% due 03/15/26 626 619
OneMain Finance Corp.
3.500% due 01/15/27 71 61
3.875% due 09/15/28 9 7
4.000% due 09/15/30 64 48
Peloton Interactive, Inc.
11.423% due 02/15/26 (Ñ) 436 323
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,034 1,852
Perficient, Inc.
0.125% due 11/15/26 917 722
Plains All American Pipeline, LP
Series B
8.974% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 386 340
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 47
4.500% due 09/15/31 (Þ) 246 215
Q2 Holdings, Inc.
0.125% due 11/15/25 764 645
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 130
Redfin Corp.
0.500% due 04/01/27 1,351 837
Redwood Trust, Inc.
5.625% due 07/15/24 531 494
Repay Holdings Corp.
11.033% due 02/01/26 (ž)(Þ) 922 691
RingCentral, Inc.
4.905% due 03/01/25 1,047 932
RWT Holdings, Inc.
5.750% due 10/01/25 2,140 1,851
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 213 214
Seagate HDD Cayman
4.091% due 06/01/29 81 70
4.125% due 01/15/31 54 45
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 374
Snap, Inc.
0.125% due 03/01/28 705 485
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 2,765 1,973
Spotify Technology SA
4.125% due 03/15/26 3,031 2,554
Sunrun, Inc.
10.932% due 02/01/26 273 182
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 (Þ) 1,319 1,209
Taylor Morrison Communities, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 08/01/30 (Þ) 255 239
TechTarget, Inc.
7.256% due 12/15/26 (ž) 1,227 951
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 285
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 26
TripAdvisor, Inc.
0.250% due 04/01/26 1,055 882
Turning Point Brands, Inc.
2.500% due 07/15/24 982 930
Unity Software, Inc.
8.008% due 11/15/26 293 228
Upstart Holdings, Inc.
0.250% due 08/15/26 246 140
Wayfair, Inc.
1.000% due 08/15/26 2,763 1,793
Western Digital Corp.
2.850% due 02/01/29 74 58
3.100% due 02/01/32 53 38
WisdomTree Investments, Inc.
3.250% due 06/15/26 598 570
70,312
International Debt - 8.0%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 893 761
3.125% due 09/30/49 (Þ) 200 151
Abu Dhabi National Energy Co. PJSC
4.696% due 04/24/33 (Þ) 200 203
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 278
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 209
Akbank TAS
Series REGS
5.125% due 03/31/25 (Þ) 200 189
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 528 436
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) EUR 100 81
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) GBP 484 483
Argentine Republic Government
International Bond
4.875% due 07/09/41 (~)(Ê) 1,552 387
AT&T, Inc.
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ) EUR 100 101
Azerbaijan Government International
Bond

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 717
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.500% due 09/01/32 (Þ) 351 305
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 200 202
Series REGS
6.250% due 01/25/51 (Þ) 1,151 901
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 (Þ) 200 182
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 200 102
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 114
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 (Þ) EUR 200 208
1.000% due 01/15/25 (Þ) EUR 100 104
1.500% due 01/15/27 (Þ) EUR 370 363
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 (Þ) 200 197
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 142
Braskem Netherlands Finance BV
7.250% due 02/13/33 (Þ) 203 194
Brazilian Government International
Bond
6.000% due 10/20/33 628 617
4.750% due 01/14/50 384 282
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 (Þ) EUR 212 195
CBB International Sukuk Programme
Co.
6.250% due 10/18/30 (Þ) 218 221
Celanese Holdings LLC
0.625% due 09/10/28 EUR 100 86
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 167
Chile Government International Bond
2.550% due 07/27/33 1,140 954
Corporacion Nacional del Cobre de
Chile
5.125% due 02/02/33 (Þ) 408 413
Costa Rica Government International
Bond
6.550% due 04/03/34 (Þ) 538 547
Series REGS
7.000% due 04/04/44 (Þ) 334 329
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (Þ) 200 88
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 (Þ) EUR 300 317
DNB Bank ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 191
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 382 388
Series REGS
7.050% due 02/03/31 (Þ) 301 306
6.000% due 02/22/33 (Þ) 506 472
Ecopetrol SA
8.875% due 01/13/33 122 118
Ecuador Government International
Bond
Series REGS
6.000% due 07/31/30 (~)(Ê)(Þ) 212 112
3.500% due 07/31/35 (~)(Ê)(Þ) 806 295
Egypt Government International Bond
Series REGS
7.500% due 01/31/27 (Þ) 85 57
7.625% due 05/29/32 (Þ) 906 507
7.300% due 09/30/33 (Þ) 200 108
Egyptian Financial Co. for Sovereign
Taskeek (The)
10.875% due 02/28/26 (Þ) 322 265
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 374 203
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)(Ê) 118 104
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 200 177
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 316 257
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 155
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 148
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 564 462
Ghana Government International Bond
Series REGS
8.625% due 04/07/34 (~)(Æ)(Ê)(Þ) 200 74
7.875% due 02/11/35 (~)(Ê)(Þ) 903 333
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) EUR 122 112
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) EUR 100 96
Series REGS
2.625% due 02/01/29 (Þ) EUR 200 192
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 191 165
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 (Þ) 318 310
HSBC Bank PLC

See accompanying notes which are an integral part of the financial statements.
718 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.401% due 06/29/49 100 99
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 200 207
Series REGS
2.125% due 09/22/31 (Þ) 259 202
3.125% due 09/21/51 (Þ) 361 223
Indonesia Government International
Bond
4.550% due 01/11/28 410 411
3.550% due 03/31/32 997 926
5.650% due 01/11/53 200 210
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 126
IQVIA, Inc.
2.250% due 03/15/29 (Þ) EUR 248 227
Series REGS
2.250% due 03/15/29 (Þ) EUR 276 253
Israel Government International Bond
4.500% due 01/17/33 215 214
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 188
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 136 125
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 246 246
Series REGS
7.375% due 10/10/47 (Þ) 299 252
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 482 441
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 160
Kraft Heinz Foods Co.
4.125% due 07/01/27 (Þ) GBP 524 634
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Þ) 1,365 78
Liberty Latin America, Ltd.
2.000% due 07/15/24 1,031 950
Magyar Export-Import Bank Zrt
6.125% due 12/04/27 (Þ) 200 201
Mexico Government International
Bond
2.659% due 05/24/31 1,251 1,056
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 155
Momo, Inc.
1.250% due 07/01/25 694 685
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 (Þ) 205 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 284 291
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 162 139
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 141
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) EUR 300 317
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 191
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 325
7.375% due 09/28/33 (Þ) 521 359
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) EUR 110 88
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 522 550
6.250% due 01/25/31 (Þ) 342 354
7.000% due 01/25/51 (Þ) 200 198
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 163
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 220 77
7.375% due 04/08/31 (Þ) 302 102
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 (Þ) 384 309
Peruvian Government International
Bond
2.783% due 01/23/31 939 813
3.300% due 03/11/41 138 106
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 216 137
Petroleos Mexicanos
10.000% due 02/07/33 (Þ) 776 721
Series REGS
10.000% due 02/07/33 (Þ) 63 59
Series WI
6.700% due 02/16/32 402 309
6.750% due 09/21/47 289 178
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 703 602
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 (Þ) 250 228

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 719
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippine Government International
Bond
5.170% due 10/13/27 200 206
1.950% due 01/06/32 665 549
Pinduoduo, Inc.
2.227% due 12/01/25 927 877
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 215 220
4.817% due 03/14/49 (Þ) 200 198
4.400% due 04/16/50 (Þ) 294 275
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 478 412
Republic of Colombia Government
International Bond
8.000% due 04/20/33 840 838
7.500% due 02/02/34 207 198
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 386 310
Republic of Panama Government
International Bond
6.400% due 02/14/35 1,099 1,162
6.853% due 03/28/54 200 209
Republic of Philippines Government
International Bond
5.000% due 07/17/33 200 206
Republic of Poland Government
International Bond
5.500% due 11/16/27 143 150
5.750% due 11/16/32 182 197
4.875% due 10/04/33 53 54
5.500% due 04/04/53 364 377
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 271 275
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 286
5.750% due 09/30/49 441 316
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 162
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 286 306
7.625% due 01/17/53 (Þ) 250 269
Series REGS
5.250% due 11/25/27 (Þ) 206 204
4.000% due 02/14/51 (Þ) 24 17
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 (Þ) 160 144
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 276 281
5.000% due 01/18/53 (Þ) 621 587
Series REGS
4.375% due 04/16/29 (Þ) 621 625
Sea, Ltd.
0.250% due 09/15/26 1,034 819
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Þ) 200 24
Shopify, Inc.
0.125% due 11/01/25 2,123 1,865
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 EUR 400 376
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) EUR 100 87
SPCM SA
3.125% due 03/15/27 (Þ) 200 179
3.375% due 03/15/30 (Þ) 200 165
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 213
Series REGS
7.250% due 04/15/36 (Þ) 150 160
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 161
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 159
Telecom Italia Capital SA
6.000% due 09/30/34 70 60
TMS Issuer SARL
5.780% due 08/23/32 (Þ) 200 210
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 200 198
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 (Þ) 230 218
Turkey Government International Bond
9.125% due 07/13/30 942 940
5.950% due 01/15/31 263 221
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 200 199
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 1,290 226
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 173
Uruguay Government International
Bond
5.750% due 10/28/34 543 603
4.975% due 04/20/55 288 289
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 19
Wix.com, Ltd.
0.000% due 08/15/25 1,555 1,351
Zambia Government International
Bond
Series REGS
5.375% due 09/20/24 (~)(Ê)(ƒ)(Ø)
(Þ) 200 86
50,344
Mortgage-Backed Securities - 13.9%

See accompanying notes which are an integral part of the financial statements.
720 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
30 Year TBA(Ï)
3.500% 10,000 9,678
5.000% 20,000 19,885
5.500% 30,000 30,246
6.000% 4,000 4,075
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 821 106
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 878 95
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 2,289 333
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,304 272
Series 2018-3 Class PI
Interest Only STRIPS
4.000% due 02/25/48 402 68
Series 2018-36 Class IO
Interest Only STRIPS
5.000% due 06/25/48 1,189 204
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 652 71
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,231 290
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,344 164
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,095 218
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,044 94
Series 2019-73 Class SC
Interest Only STRIPS
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,888 227
Series 2019-83 Class QS
Interest Only STRIPS
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 2,822 363
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 3,680 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 3,683 560
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,146 398
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 6,859 484
Fannie Mae Strips
Series 2010-404
Interest Only STRIPS
4.500% due 05/25/40 154 32
Freddie Mac REMICS
Series 2011-3927 Class IP
Interest Only STRIPS
4.500% due 06/15/40 107 2
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 652 80
Series 2015-4425 Class EI
Interest Only STRIPS
4.000% due 01/15/45 940 149
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 765 118
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 978 168
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 588 67
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,605 202
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,229 286
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,114 379
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,153 132
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,226 136
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,554 494

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 721
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,610 272
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 2,225 408
Ginnie Mae II
4.000% due 2050 13 12
5.000% due 2050 143 143
30 Year TBA(Ï)
3.000% 2,000 1,825
4.000% 2,000 1,923
4.500% 3,000 2,943
Ginnie Mae REMICS
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 1,887 354
Series 2011-137 Class MI
Interest Only STRIPS
4.000% due 01/20/41 160 7
Series 2012-140 Class IC
Interest Only STRIPS
3.500% due 11/20/42 837 117
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,820 252
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 692 123
Series 2015-24 Class AI
Interest Only STRIPS
3.500% due 12/20/37 29 —
Series 2015-131 Class MI
Interest Only STRIPS
3.500% due 09/20/45 356 41
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 678 31
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 2,210 433
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 134 23
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 2,697 525
Series 2017-45 Class IM
Interest Only STRIPS
4.000% due 10/20/44 133 8
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 1,069 190
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 470 7
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 1,437 228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 530 57
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 2,571 583
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 159 2
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 726 65
Series 2017-139 Class IG
Interest Only STRIPS
3.500% due 09/20/47 374 42
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 240 42
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 7,957 540
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 889 80
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,109 85
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,587 127
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,456 226
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,764 241
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,955 300
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,491 161
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 1,976 335
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,294 112
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 4,711 189

See accompanying notes which are an integral part of the financial statements.
722 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 3,502 539
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 2,121 251
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 1,484 252
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,916 345
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,694 380
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 2,881 380
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,024 241
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51 3,585 532
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 4,449 504
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 2,149 284
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 4,439 536
Series 2022-63 Class SB
Interest Only STRIPS
5.300% due 11/20/46 (-1 x SOFR 30
Day Average + 5.600%)(Ê) 3,952 267
88,284
Non-US Bonds - 1.6%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ)(Þ) EUR 200 178
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 89
Altice France Holding SA
Series REGS
4.000% due 02/15/28 (Þ) EUR 307 203
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 200
Australia & New Zealand Banking
Group, Ltd
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 200 217
Banco BPM SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 02/18/25 (Þ) EUR 250 260
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 93
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 200 190
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 175
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 100 91
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)(Þ) EUR 300 333
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ)(Þ) EUR 200 144
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 100 88
Cellnex Telecom SA
0.750% due 11/20/31 (Þ) EUR 300 264
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 400 356
Deutsche Postbank Funding Trust III
2.081% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 197
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 400 445
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 159
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 100 83
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 101
6.750% due 12/31/99 (3 Month
EURIBOR + 4.241%)(Ê)(ƒ)(Þ) EUR 100 110
Grifols Escrow Issuer SA
3.875% due 10/15/28 (Þ) EUR 100 85
Series REGS
3.875% due 10/15/28 (Þ) EUR 384 327
Ibercaja Banco SA

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 723
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 93
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 276
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 (Þ) EUR 100 98
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 (Þ) EUR 100 89
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 250 191
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 100 104
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 400 278
Lagardere SA
1.750% due 10/07/27 (Þ) EUR 100 108
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 200 202
Loxam SAS
Series REGS
4.500% due 02/15/27 (Þ) EUR 100 104
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 467 526
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 109 110
Nexi SpA
3.940% due 02/24/28 (Þ) EUR 100 83
Series .
3.940% due 02/24/28 (Þ) EUR 100 83
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)
(ƒ) (Þ) GBP 100 87
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 96
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 203
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 (Þ) EUR 109 102
Samhallsbyggnadsbolaget i Norden AB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ)(Þ) EUR 100 41
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ)(Þ) EUR 100 41
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 (Þ) EUR 200 212
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 92
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 300 297
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 172
Telenet Finance Luxembourg Notes
Sarl
Series REGS
3.500% due 03/01/28 (Þ) EUR 200 200
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 102
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (Ê)(ƒ)(~)(Þ) EUR 100 92
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 158
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ)(Þ) EUR 200 185
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 91
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 91
Verallia SA
1.875% due 11/10/31 (Þ) EUR 300 267
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 308 301
Volvo Car AB
2.000% due 01/24/25 (Þ) EUR 200 210
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 259
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 (Þ) EUR 150 126
10,158
United States Government Treasuries - 0.8%

See accompanying notes which are an integral part of the financial statements.
724 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
0.250% due 08/31/25 5,666 5,206
Total Long-Term Investments
(cost $229,483) 224,304
Common Stocks - 54.6%
Consumer Discretionary - 7.3%
adidas AG 4,913 864
Aisin Corp. 44,700 1,312
Alibaba Group Holding, Ltd.(Æ) 90,808 953
Alibaba Group Holding, Ltd.
- ADR(Æ)
3,081 261
Amazon.com, Inc.(Æ) 14,179 1,495
Anta Sports Products, Ltd. 16,200 200
Aoyama Trading Co., Ltd. 15,600 107
Autoliv, Inc. 13,229 1,135
AutoZone, Inc.(Æ) 624 1,662
Barnes & Noble Education, Inc.(Æ) 46,196 72
Best Buy Co., Inc. 1,796 134
BJ's Restaurants, Inc.(Æ) 12,106 394
Boyd Gaming Corp. 2,321 161
Carrols Restaurant Group, Inc.(Æ) 62,858 242
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,398 172
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
11,800 252
Cie Financiere Richemont SA Class A 9,848 1,627
Comcast Corp. Class A 10,386 430
Costco Wholesale Corp. 606 305
Davide Campari-Milano NV 45,712 589
Diageo PLC 26,568 1,214
Dollar General Corp. 569 126
Dollar Tree, Inc.(Æ) 2,302 354
DR Horton, Inc. 3,191 350
Ferrari NV 627 175
Galaxy Entertainment Group, Ltd.(Æ) 69,000 491
Games Workshop Group PLC 1,555 194
Garmin, Ltd. 1,216 119
Geely Automobile Holdings, Ltd. 323,496 399
General Motors Co. 3,615 119
Genuine Parts Co. 764 129
Gildan Activewear, Inc. Class A 23,419 763
Grand Canyon Education, Inc.(Æ) 1,352 160
Home Depot, Inc. (The) 1,401 421
Honda Motor Co., Ltd. 52,500 1,394
Hyundai Department Store Co., Ltd. 8,102 313
Industria de Diseno Textil SA 7,728 266
InterContinental Hotels Group PLC 9,828 675
Komeri Co., Ltd. 17,100 398
K's Holdings Corp. 19,900 176
Kuaishou Technology(Æ)(Þ) 66,300 439
La Francaise des Jeux SAEM(Þ) 3,856 165
Lennar Corp. Class A 1,563 176
Leonardo DRS, Inc.(Æ) 67,234 1,012
Li Auto, Inc. Class A(Æ) 19,000 223
Li Auto, Inc. - ADR(Æ) 4,092 96
Liberty SiriusXM Group Class C(Æ) 3,477 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lojas Renner SA 28,629 91
LVMH Moet Hennessy Louis Vuitton
SE - ADR
2,294 2,204
Mahindra & Mahindra, Ltd. 44,518 669
Makita Corp. 37,100 1,042
Maruti Suzuki India, Ltd. 2,949 310
McDonald's Corp. 567 168
Meituan Class B(Æ)(Þ) 26,356 450
MercadoLibre, Inc.(Æ) 290 370
Michelin (CGDE) 44,206 1,409
Midea Group Co., Ltd. Class A 23,181 190
Moncler SpA 12,463 924
Murata Manufacturing Co., Ltd. 8,000 466
Next PLC 23,534 1,995
Nidec Corp. 11,800 585
Nike, Inc. Class B 5,365 680
NVR, Inc.(Æ) 30 175
Omnicom Group, Inc. 1,814 164
O'Reilly Automotive, Inc.(Æ) 251 230
Oriental Holdings BHD 49,867 74
PDD Holdings, Inc. - ADR(Æ) 4,530 309
Pernod Ricard SA 2,043 472
Puma SE 4,545 265
Ryohin Keikaku Co., Ltd. 20,400 215
Sands China, Ltd.(Æ) 377,218 1,347
SEB SA 1,642 188
Service Corp. International 2,006 141
Subaru Corp. 9,500 154
Sumitomo Electric Industries, Ltd. 51,400 655
Teleperformance - GDR 838 167
Tencent Holdings, Ltd. 43,866 1,941
Tencent Holdings, Ltd. - ADR(Ñ) 11,968 531
TJX Cos., Inc. (The) 11,309 891
Toyoda Gosei Co., Ltd. 19,700 338
Toyota Industries Corp. 11,000 639
United Arrows, Ltd. 9,700 142
Wacoal Holdings Corp. 14,000 272
Walmart, Inc. 1,851 279
Walt Disney Co. (The)(Æ) 6,420 658
Weichai Power Co., Ltd. Class H 156,000 231
Wolters Kluwer NV 1,262 167
Xebio Holdings Co., Ltd. 12,800 114
Yamada Holdings Co., Ltd. 114,500 399
Yum China Holdings, Inc. 11,991 734
46,256
Consumer Staples - 2.8%
Adecoagro SA(Ñ) 128,378 1,086
Altria Group, Inc. 2,753 131
Archer-Daniels-Midland Co. 3,142 245
Astarta Holding PLC(Æ)(Ñ) 17,362 127
Avenue Supermarts, Ltd.(Æ)(Þ) 7,304 314
Barry Callebaut AG 62 132
British American Tobacco PLC 4,731 175
Campbell Soup Co. 3,019 164
Carrefour SA 3,763 78
Casey's General Stores, Inc. 567 130

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 725
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chocoladefabriken Lindt & Spruengli
AG
16 308
CK Hutchison Holdings, Ltd. Class B 54,000 363
Clorox Co. (The) 928 154
Coca-Cola Co. (The) 4,819 309
Colgate-Palmolive Co. 1,771 141
Conagra Brands, Inc. 4,314 164
CVS Health Corp. 3,880 284
Dino Polska SA(Æ)(Þ) 5,343 545
First Pacific Co., Ltd. 426,000 143
First Resources, Ltd. 245,797 284
Flowers Foods, Inc. 4,941 136
General Mills, Inc. 2,005 178
Golden Agri-Resources, Ltd. 3,157,600 652
GS Holdings Corp. 2,026 60
Haleon PLC 145,282 641
Heineken NV 4,736 544
Henkel AG & Co. KGaA 2,776 205
Imperial Tobacco Group PLC 5,617 139
JM Smucker Co. (The) 1,080 167
Kao Corp. 33,200 1,344
Kato Sangyo Co., Ltd. 4,200 112
Kellogg Co. 1,879 131
Kernel Holding SA(Æ) 26,409 115
Kimberly-Clark Corp. 1,603 232
Kirin Holdings Co., Ltd. 82,300 1,338
Koninklijke Ahold Delhaize NV 4,689 161
Kraft Heinz Foods Co. 3,366 132
Kroger Co. (The) 2,837 138
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
L'Oreal SA 402 192
Mondelez International, Inc. Class A 2,470 189
Morinaga Milk Industry Co., Ltd. 14,326 539
PepsiCo, Inc. 6,102 1,165
Philip Morris International, Inc. 2,238 224
Procter & Gamble Co. (The) 3,823 598
Royal Unibrew A/S 4,698 420
Shiseido Co., Ltd. 4,000 201
Thai Beverage PCL 1,222,161 588
Tsingtao Brewery Co., Ltd. Class H 72,000 769
Tyson Foods, Inc. Class A 1,788 112
Unilever PLC 6,036 336
Walgreens Boots Alliance, Inc. 7,017 247
WH Group, Ltd.(Þ) 317,000 177
Yifeng Pharmacy Chain Co., Ltd.
Class A
25,200 181
17,640
Energy - 1.5%
AltaGas, Ltd. - ADR 5,744 100
Cenovus Energy, Inc. 48,343 811
Chevron Corp. 2,185 368
Doosan Fuel Cell Co., Ltd.(Æ) 3,427 77
Exxon Mobil Corp. 4,600 544
Fission Uranium Corp.(Æ) 283,216 132
Gazprom PJSC(Š) 332,583 —
Green Plains, Inc.(Æ) 18,445 630
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Petroleum Exploration Co., Ltd. 5,300 177
Kinder Morgan, Inc. 12,288 211
Lukoil PJSC(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 24,286 690
OX2 Group AB(Æ) 27,531 213
Petroleo Brasileiro SA - ADR 37,981 403
Range Resources Corp. 21,212 561
Reliance Industries, Ltd. 20,243 600
Rubis SCA 6,466 191
Saudi Arabian Oil Co.(Þ) 64,607 621
Schlumberger, Ltd. 11,383 562
Schneider Electric SE 963 168
Shell PLC 6,719 207
Silergy Corp. 6,000 96
Sinopec Engineering Group Co., Ltd.
Class H
125,000 65
SM Energy Co. 15,381 432
Southwestern Energy Co.(Æ) 114,580 595
Targa Resources Corp. 5,030 380
TotalEnergies SE 3,977 254
Tullow Oil PLC(Æ) 213,313 75
YPF SA - ADR(Æ) 10,171 113
9,276
Financial Services - 12.3%
ABN AMRO Bank NV(Þ) 36,959 592
Advance Residence Investment Corp.
(ö)
95 247
Aflac, Inc. 3,357 234
AIA Group, Ltd. 166,400 1,816
Air Lease Corp. Class A 27,626 1,111
Al Rajhi Bank 9,717 200
Aldar Properties PJSC 99,329 146
Allianz SE 764 192
Allied Properties Real Estate
Investment Trust(ö)
17,043 287
Allstate Corp. (The) 1,249 145
Alpha Services and Holdings SA 244,148 307
Amadeus IT Group SA Class A(Æ) 3,402 239
American Express Co. 884 143
American Tower Corp.(ö) 838 171
Americold Realty Trust, Inc.(ö) 16,095 476
Apartment Income REIT Corp.(ö) 5,940 220
Arch Capital Group, Ltd.(Æ) 2,981 224
ARGAN SA(ö) 1,319 103
Assicurazioni Generali SpA 6,918 144
Assurant, Inc. 935 115
AvalonBay Communities, Inc.(ö) 707 128
Axis Capital Holdings, Ltd. 17,740 1,003
Baloise Holding AG 879 147
Banco Bradesco SA - ADR 85,549 240
Bangkok Bank PCL 24,100 111
Bank Central Asia Tbk PT 1,201,922 743
Bank Mandiri Persero Tbk PT 3,192,092 1,128
Bank of America Corp. 23,343 683
Bank of Hawaii Corp. 1,874 91
Bank of Ireland Group PLC 88,187 913
Bank of New York Mellon Corp. (The) 3,102 132

See accompanying notes which are an integral part of the financial statements.
726 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Rakyat Indonesia Persero Tbk PT 1,864,964 649
BDO Unibank, Inc. 225,362 588
Berkshire Hathaway, Inc. Class B(Æ) 2,537 834
BlackRock, Inc. Class A 207 139
BNP Paribas SA 8,533 552
British Land Co. PLC (The)(ö) 43,527 219
Camden Property Trust(ö) 4,081 449
CapitaLand Ascendas REIT(ö) 80,700 174
CapitaLand Ascott Trust 6,106 5
Capitaland Investment, Ltd. 107,100 300
Catena AB 4,632 178
CBRE Group, Inc. Class A(Æ) 2,668 205
Chailease Holding Co., Ltd. 88,000 642
Charles Schwab Corp. (The) 6,761 353
Charter Hall Group - ADR(ö) 39,756 294
China Construction Bank Corp. Class
H
360,694 242
China Resources Land, Ltd. 20,000 93
Chubb, Ltd. 1,269 256
CITIC Securities Co., Ltd. Class H 101,750 214
Citigroup, Inc. 10,710 504
CK Asset Holdings, Ltd. 34,000 201
CME Group, Inc. Class A 8,352 1,552
Commerce Bancshares, Inc. 2,408 134
Country Garden Services Holdings
Co., Ltd.
225,000 353
Cousins Properties, Inc.(ö) 7,959 174
Covivio(ö) 1,181 67
Credicorp, Ltd. 1,931 262
Credit Saison Co., Ltd. 56,200 780
Crown Castle, Inc.(ö) 2,057 253
Dai-ichi Life Holdings, Inc. 7,800 145
Daiwa House REIT Investment Corp.
(ö)
70 149
Derwent London PLC(ö) 1,780 54
Dexus(ö) 40,136 207
Digital Realty Trust, Inc.(ö) 11,572 1,147
DNB Bank ASA 7,554 133
East Money Information Co., Ltd.
Class A
322,616 753
Encore Capital Group, Inc.(Æ) 10,295 529
Equinix, Inc.(ö) 1,075 778
Equities AB 20,656 446
Equity Commonwealth(ö) 57,057 1,182
Equity Residential(ö) 1,941 123
Essex Property Trust, Inc.(ö) 988 217
Etalon Group PLC - GDR(Æ)(Š)(Þ) 185,343 —
Eurobank Ergasias SA(Æ) 135,894 192
Eurocommercial Properties NV(ö) 3,075 74
Extra Space Storage, Inc.(ö) 1,368 208
EZCORP, Inc. Class A(Æ) 102,828 885
Fidelity National Financial, Inc. 3,312 118
First American Financial Corp. 2,298 132
Frasers Logistics & Commercial
Trust(ö)(Þ)
167,700 170
Globe Life Inc. 1,420 154
Goldman Sachs Group, Inc. (The) 529 182
Goodman Group(ö) 12,381 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Financiero Banorte SAB de CV
Class O
61,329 530
Hachijuni Bank, Ltd. (The) 115,000 514
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386 247
Hana Financial Group, Inc. 15,632 491
Hang Lung Properties, Ltd. - ADR 56,000 103
Hankook Technology Group Co., Ltd. 18,367 173
Hannover Rueck SE 709 151
Hanover Insurance Group, Inc. (The) 1,181 141
Hartford Financial Services Group, Inc. 2,282 162
HDFC Bank, Ltd. 34,105 706
HDFC Bank, Ltd. - ADR 9,910 692
Healthcare Realty Holdings, LP(ö) 19,280 381
Highwoods Properties, Inc.(ö) 6,178 142
Hirogin Holdings, Inc. 61,500 305
Hokuhoku Financial Group, Inc. 7,000 50
Hong Kong Exchanges & Clearing,
Ltd.
1,600 67
Host Hotels & Resorts, Inc.(ö) 19,563 316
Housing Development Finance Corp.,
Ltd.
18,621 634
HSBC Holdings PLC 62,809 452
ICADE(ö) 2,026 95
ICICI Bank, Ltd. 19,109 215
ICICI Bank, Ltd. - ADR 55,702 1,267
Ingenia Communities Group(ö) 38,677 110
Intercontinental Exchange, Inc. 1,321 144
Invincible Investment Corp.(ö) 395 171
Invitation Homes, Inc.(ö) 33,767 1,127
Itau Unibanco Holding SA - ADR 56,012 288
Japan Hotel REIT Investment Corp.(ö) 205 116
Japan Retail Fund Investment Corp.(ö) 386 283
Jones Lang LaSalle, Inc.(Æ) 1,251 174
JPMorgan Chase & Co. 4,224 584
Kasikornbank PCL 65,800 242
KB Financial Group, Inc. 6,783 252
Kemper Corp. 27,356 1,331
Kimco Realty Corp.(ö) 18,355 352
Klepierre SA - GDR(ö) 13,737 348
Korean Reinsurance Co. 23,301 132
Lamar Advertising Co. Class A(ö) 1,282 135
Land Securities Group PLC(ö) 15,905 135
LEG Immobilien SE 5,167 321
Life Storage, Inc.(ö) 891 120
Link REIT(ö) 58,700 385
LiveRamp Holdings, Inc.(Æ) 21,553 519
London Stock Exchange Group PLC 7,481 784
LondonMetric Property PLC(ö) 24,953 61
Longfor Group Holdings, Ltd.(Þ) 33,500 92
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 6
LXI REIT PLC(ö)(Þ) 51,929 69
M&T Bank Corp. 887 112
Marsh & McLennan Cos., Inc. 2,722 490
MasterCard, Inc. Class A 6,261 2,379
Mercialys SA(ö) 4,691 47
Mid-America Apartment Communities,
Inc.(ö)
4,107 632

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 727
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Estate Co., Ltd. 109,199 1,349
Mitsubishi UFJ Financial Group, Inc. 109,300 689
Mitsui Fudosan Co., Ltd. 23,100 459
Morgan Stanley 1,729 156
Moscow Exchange MICEX-RTS
PJSC(Š)
182,429 —
MS&AD Insurance Group Holdings,
Inc.
9,900 325
NatWest Group PLC 253,795 840
Nippon Prologis REIT, Inc.(ö) 93 212
Nishi-Nippon Financial Holdings, Inc. 43,300 361
NMI Holdings, Inc. Class A(Æ) 32,322 756
NN Group NV 3,220 120
Nomura Real Estate Holdings, Inc. 7,700 192
Nordea Bank Abp 13,443 150
North Pacific Bank, Ltd. 121,500 260
Northern Trust Corp. 1,397 109
Pandox AB 6,603 79
Parkway Life Real Estate Investment
Trust(ö)
64,100 187
Ping An Bank Co., Ltd. Class A 105,000 191
Ping An Insurance Group Co. of China,
Ltd. Class H
141,267 1,029
PNC Financial Services Group, Inc.
(The)
841 110
Popular, Inc. 9,637 578
Poste Italiane SpA(Þ) 13,002 135
Principal Financial Group, Inc. 2,364 177
Progressive Corp. (The) 1,600 218
Prologis, LP(ö) 15,338 1,921
Public Storage(ö) 2,858 843
QuakeSafe Technologies Co., Ltd.
Class A
23,451 118
Raymond James Financial, Inc. 1,214 110
Realty Income Corp.(ö) 20,283 1,275
RELX PLC 4,688 156
Resona Holdings, Inc. 132,500 658
Ringkjoebing Landbobank A/S 1,179 166
Safestore Holdings PLC(ö) 31,202 389
Sampo OYJ Class A 3,103 157
Saudi National Bank (The) 14,271 187
Sberbank of Russia PJSC(Š) 334,627 —
Segro PLC(ö) 22,401 236
Simon Property Group, Inc.(ö) 8,250 935
Sirius Real Estate, Ltd. 79,953 81
Skandinaviska Enskilda Banken AB
Class A
12,102 138
Spirit Realty Capital, Inc.(ö) 6,150 237
Sprott, Inc. 3,603 130
State Bank of India 34,212 243
Stockland(ö) 61,715 182
Sumitomo Mitsui Financial Group, Inc. 33,900 1,392
Sumitomo Mitsui Trust Holdings, Inc. 31,100 1,122
Sumitomo Realty & Development Co.,
Ltd.
6,500 152
Sun Communities, Inc.(ö) 3,794 527
Sun Hung Kai Properties, Ltd. 27,000 376
Svenska Handelsbanken AB Class A 14,034 124
Swedbank AB Class A 8,463 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Life Holding AG 240 158
Swiss Prime Site AG Class A 1,455 132
Swiss Re AG 6,859 689
T. Rowe Price Group, Inc. 1,150 129
TAG Immobilien AG 8,550 73
Travelers Cos., Inc. (The) 955 173
Truist Financial Corp. 2,818 92
UBS Group AG 7,141 145
UDR, Inc.(ö) 11,170 462
Unibail-Rodamco-Westfield(ö) 1,945 105
UNITE Group PLC (The)(ö) 4,548 55
United Urban Investment Corp.(ö) 101 112
US Bancorp 3,373 116
Visa, Inc. Class A 2,331 542
Vonovia SE 4,346 94
VTB Bank PJSC(Æ)(Š) 294,650,000 —
Warehouses De Pauw CVA(ö) 2,230 67
Welltower, Inc.(ö) 16,695 1,323
Weyerhaeuser Co.(ö) 5,076 152
Wharf Real Estate Investment Co., Ltd. 37,000 213
Willis Towers Watson PLC 567 131
WP Carey, Inc.(ö) 1,847 137
WR Berkley Corp. 2,116 125
Yellow Cake PLC(Æ)(Þ) 62,031 293
Yoma Strategic Holdings, Ltd.(Æ) 978,808 74
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
231,200 720
Zurich Insurance Group AG 382 185
78,190
Health Care - 4.6%
Abbott Laboratories 2,502 276
AbbVie, Inc. 2,912 440
Akeso, Inc. Class B(Æ)(Þ) 28,000 154
AmerisourceBergen Corp. Class A 832 139
Amgen, Inc. 784 188
AstraZeneca PLC 10,266 1,511
Bangkok Dusit Medical Services PCL 565,100 485
Becton Dickinson & Co. 4,922 1,301
Biogen, Inc.(Æ) 479 146
Boston Scientific Corp.(Æ) 2,952 154
Bristol-Myers Squibb Co. 3,201 214
Centene Corp.(Æ) 2,655 183
ChemoMetec A/S(Æ) 1,608 93
Cigna Corp. 1,311 332
Cooper Cos., Inc. (The) 1,189 454
Danaher Corp. 3,214 761
Elevance Health, Inc. 474 222
Eli Lilly & Co. 1,237 490
Encompass Health Corp. 2,456 158
Enovis Corp. Class W(Æ) 21,805 1,270
EssilorLuxottica SA 727 144
Eurofins Scientific SE 3,290 230
Gilead Sciences, Inc. 3,331 274
GSK Finance No. 3 PLC 9,762 177
H.U. Group Holdings, Inc. 5,100 103
HCA Healthcare, Inc. 573 165

See accompanying notes which are an integral part of the financial statements.
728 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henry Schein, Inc.(Æ) 1,648 133
iRay Technology Co., Ltd. Class A 7,550 301
Japan Lifeline Co., Ltd. 31,100 213
Johnson & Johnson 9,797 1,604
Kyorin Pharmaceutical Co., Ltd. 37,000 476
Laboratory Corp. of America Holdings 573 130
Lonza Group AG 1,438 895
McKesson Corp. 368 134
Medipal Holdings Corp. 5,000 76
Medtronic PLC 2,004 182
Merck & Co., Inc. 4,223 488
Merck KGaA 3,504 628
Novartis AG 3,825 391
Novo Nordisk A/S Class B 15,184 2,533
Pacira BioSciences, Inc.(Æ) 12,518 567
Pennant Group, Inc. (The)(Æ) 35,328 490
Pfizer, Inc. 9,564 372
Quest Diagnostics, Inc. 933 129
Recordati SpA 3,154 145
Regeneron Pharmaceuticals, Inc.(Æ) 188 151
Roche Holding AG 2,145 683
Samsung Biologics Co., Ltd.(Æ)(Þ) 804 471
Sanofi - ADR 3,588 395
Sawai Group Holdings Co., Ltd. 10,400 301
Shanghai MicroPort MedBot Group
Co., Ltd.(Æ)
24,000 71
Shenzhen Kangtai Biological Products
Co., Ltd. Class A
27,500 121
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
7,949 359
Siemens Healthineers AG(Þ) 11,037 686
Straumann Holding AG 3,706 557
Stryker Corp. 558 167
Suzuken Co., Ltd. 19,600 557
Syneos Health, Inc. Class A(Æ) 15,179 596
Thermo Fisher Scientific, Inc. 450 250
Toho Holdings Co., Ltd. 24,800 494
UCB SA 1,830 170
United Therapeutics Corp.(Æ) 498 115
UnitedHealth Group, Inc. 3,586 1,765
Universal Health Services, Inc. Class B 1,003 151
Vertex Pharmaceuticals, Inc.(Æ) 443 151
West Pharmaceutical Services, Inc. 985 356
WuXi AppTec Co., Ltd. Class H(Þ) 26,000 229
Zoetis, Inc. Class A 4,111 723
29,470
Materials and Processing - 6.1%
Air Liquide SA Class A 1,320 238
Air Products & Chemicals, Inc. 435 128
Aluminum Corp. of China, Ltd. Class A 230,300 213
Aluminum Corp. of China, Ltd. Class
H
480,000 285
Ambuja Cements, Ltd. 38,409 187
Amcor PLC 12,264 135
Anglo American PLC 25,832 793
AngloGold Ashanti, Ltd. - ADR(Ñ) 24,732 657
Anhui Conch Cement Co., Ltd. Class H 95,000 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AptarGroup, Inc. 1,287 153
ArcelorMittal SA 38,254 1,086
Aris Mining Corp. 51,834 147
Artemis Gold, Inc.(Æ) 80,314 270
Atlas Arteria, Ltd. 96,349 417
Axalta Coating Systems, Ltd.(Æ) 22,524 711
Babcock International Group PLC(Æ) 163,941 654
Ball Corp. 2,138 114
Bear Creek Mining Corp.(Æ) 109,903 52
Brenntag SE 1,855 151
Cameco Corp. Class A 9,615 264
Carrier Global Corp. 12,696 531
CCR SA 56,198 153
Celanese Corp. Class A 1,066 113
Cemex SAB de CV - ADR(Æ) 25,537 153
Chr Hansen Holding A/S 2,230 173
Constellium SE(Æ) 36,289 539
Copart, Inc.(Æ) 2,672 211
Daqo New Energy Corp. - ADR(Æ) 5,026 231
Dundee Corp. Class A(Æ) 33,422 30
DuPont de Nemours, Inc. 2,069 144
Ecovyst, Inc.(Æ) 51,461 584
EMS-Chemie Holding AG 200 164
Endeavour Mining PLC 7,703 199
Equinox Gold Corp.(Æ) 103,856 516
ERO Copper Corp.(Æ) 19,497 384
First Quantum Minerals, Ltd. 33,515 814
Freeport-McMoRan, Inc. 12,298 466
Fresnillo PLC 19,267 172
Gabriel Resources, Ltd.(Æ) 664,169 113
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
37,160 245
Geberit AG 1,314 748
Givaudan SA 57 199
Gold Fields, Ltd. - ADR 62,467 971
Graphic Packaging Holding Co. 6,845 169
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
171,716 792
IAMGOLD Corp.(Æ) 124,163 354
Impala Platinum Holdings, Ltd. 53,188 515
International Paper Co. 3,150 104
International Tower Hill Mines, Ltd.
(Æ)
104,920 54
Ivanhoe Electric, Inc.(Æ)(Ñ) 9,678 115
Ivanhoe Mines, Ltd. Class A(Æ) 83,422 723
JFE Holdings, Inc. 39,800 471
Johnson Controls International PLC 2,119 127
Kuraray Co., Ltd. 45,800 428
LG Chem, Ltd. 391 218
Linde PLC 1,857 686
Lintec Corp. 16,200 271
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
31,400 105
LKQ Corp. 2,576 149
Lotte Chemical Corp. 1,064 134
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 32
LyondellBasell Industries NV Class A 1,791 169
MHP SE - GDR(Æ)(Þ) 69,777 240

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 729
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muyuan Foods Co., Ltd. Class A 27,574 191
Newcrest Mining, Ltd. 82,262 1,575
NexGen Energy, Ltd.(Æ) 60,412 235
Nine Dragons Paper Holdings, Ltd. 711,000 493
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827 63
NovaGold Resources, Inc.(Æ) 39,511 215
Novozymes A/S Class B 23,309 1,214
Oji Holdings Corp. 17,400 68
Pack Corp. (The) 3,000 69
Packaging Corp. of America 1,952 264
Pan American Silver Corp. 19,464 346
Perpetua Resources Corp.(Æ)(Ñ) 31,042 149
Polyus PJSC(Š) 4,869 —
PPG Industries, Inc. 1,131 159
Promotora y Operadora de
Infraestructura SAB de CV
14,183 147
Reliance Steel & Aluminum Co. 914 226
Rio Tinto PLC 2,990 190
Royal Gold, Inc. 5,456 723
Saudi Basic Industries Corp. 5,775 143
Seabridge Gold, Inc.(Æ) 33,253 466
Sealed Air Corp. 2,689 129
Semen Indonesia Persero Tbk PT 277,946 113
Sherwin-Williams Co. (The) 2,874 683
Shin-Etsu Chemical Co., Ltd. 14,500 415
Siemens AG 1,182 194
Sika AG 623 171
Skshu Paint Co., Ltd. Class A(Æ) 11,000 163
SmartRent, Inc.(Æ)(Ñ) 199,136 514
Sociedad Quimica y Minera de Chile
SA - ADR
2,550 172
Symrise AG 1,259 152
Taiheiyo Cement Corp. 21,100 378
Ternium SA - ADR 1,918 83
Toagosei Co., Ltd. 17,900 155
Toray Industries, Inc. 197,700 1,121
Trane Technologies PLC 794 148
Tronox Holdings PLC Class A 108,638 1,487
Trusco Nakayama Corp. 17,700 308
UltraTech Cement, Ltd. 2,766 256
Univar Solutions, Inc. - ADR(Æ) 32,528 1,155
UPM-Kymmene OYJ 4,217 134
Vale SA Class B - ADR 51,910 748
Valvoline, Inc. 16,541 571
Western Copper & Gold Corp.(Æ) 31,468 54
Westrock Co. 3,473 104
Wheaton Precious Metals Corp. 18,231 900
Yara International ASA 3,252 131
Zijin Mining Group Co., Ltd. Class H 222,000 373
38,412
Producer Durables - 7.9%
3M Co. 2,372 252
Aalberts Industries NV 5,060 233
Adyen NV(Æ)(Þ) 180 288
Aena SME SA(Æ)(Þ) 4,420 746
Aeroports de Paris 1,068 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Air China, Ltd. Class H(Æ) 160,000 141
Airbus Group SE 9,220 1,294
Airtac International Group 20,000 726
Allfunds Group PLC(Æ) 45,625 303
Amphenol Corp. Class A 1,735 131
Arcosa, Inc. 20,127 1,359
Auckland International Airport, Ltd.
(Æ)
27,861 152
Aurizon Holdings, Ltd. 74,687 169
Automatic Data Processing, Inc. 526 116
Avery Dennison Corp. 818 143
Azul SA - ADR(Æ)(Ñ) 17,992 117
BAE Systems PLC 13,908 177
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
62,000 48
Booz Allen Hamilton Holding Corp.
Class A
1,324 127
Bouygues SA - ADR 4,039 148
CAE, Inc.(Æ) 14,985 337
Canadian National Railway Co. 2,675 319
Caterpillar, Inc. 761 167
CH Robinson Worldwide, Inc. 1,739 175
Charoen Pokphand Foods PCL 436,600 260
China Communications Services Corp.,
Ltd. Class H
556,886 305
Cintas Corp. 422 192
CSX Corp. 38,145 1,169
Cummins, Inc. 963 226
Danone SA 23,694 1,568
DL E&C Co., Ltd. 3,270 86
Dover Corp. 991 145
Eaton Corp. PLC 44 7
Eiffage SA 1,422 169
Emerson Electric Co. 1,447 120
Epiroc AB Class A 26,112 523
Equifax, Inc. 1,337 279
Evergreen Marine Corp. Taiwan, Ltd. 35,000 185
EXEO Group, Inc. 25,000 464
Expeditors International of Washington,
Inc.
1,227 140
Experian PLC 4,117 145
FedEx Corp. 735 167
Flughafen Zurich AG 1,526 294
Fortive Corp. 2,075 131
Fukuda Corp. 2,600 92
General Dynamics Corp. 774 169
Getlink SE 29,044 543
Global Blue Group Holding AG(Æ)(Ñ) 13,755 76
Graco, Inc. 8,453 670
Grupo Aeroportuario del Pacifico SAB
de CV Class B
16,808 299
Grupo Aeroportuario del Sureste SAB
de CV Class B
18,640 535
Guangshen Railway Co., Ltd. Class
H(Æ)
724,000 169
Hi Sun Technology China, Ltd.(Æ) 864,000 82
Honeywell International, Inc. 1,152 230
Huntington Ingalls Industries, Inc. 591 119
ICF International, Inc. 7,878 898

See accompanying notes which are an integral part of the financial statements.
730 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Illinois Tool Works, Inc. 620 150
Infrastrutture Wireless Italiane SpA(Þ) 6,342 88
InterGlobe Aviation, Ltd.(Æ)(Þ) 10,677 264
Intertek Group PLC 7,361 385
JB Hunt Transport Services, Inc. 828 145
JGC Holdings Corp. 27,000 337
Jiangsu Expressway Co., Ltd. Class H 162,000 164
JTEKT Corp. 93,100 768
Kajima Corp. 46,800 620
Kamigumi Co., Ltd. 9,400 206
Kerry Group PLC Class A 3,226 340
Kirby Corp.(Æ) 9,433 678
Knight-Swift Transportation Holdings,
Inc.
2,858 161
Kone OYJ Class B 4,747 271
L3Harris Technologies, Inc. 593 116
Landstar System, Inc. 974 171
Larsen & Toubro, Ltd. 10,885 315
Localiza Rent a Car SA 10,600 123
Mettler-Toledo International, Inc.(Æ) 463 691
Mitsubishi Corp. 7,900 293
Mitsui & Co., Ltd. 2,200 69
Moody's Corp. 5,056 1,583
Nestle SA 17,182 2,203
NH Foods, Ltd. 14,200 414
Norfolk Southern Corp. 557 113
Northrop Grumman Corp. 322 149
NSK, Ltd. 224,400 1,267
Obayashi Corp. 30,600 256
Orient Overseas International, Ltd. 12,047 244
OSG Corp. 23,000 323
Otis Worldwide Corp. 8,665 739
PACCAR Financial Corp. 2,370 177
Pacific Basin Shipping, Ltd. 617,000 215
Parker-Hannifin Corp. 470 153
Pyeong Hwa Automotive Co., Ltd. 8,879 57
Randstad NV 2,365 129
Regal Rexnord Corp. 1,111 145
Republic Services, Inc. Class A 630 91
Rumo SA 60,558 239
Ryanair Holdings PLC - ADR(Æ) 10,296 984
S&P Global, Inc. 1,904 690
Sabre Corp.(Æ) 12,546 50
Samsung Engineering Co., Ltd.(Æ) 29,858 652
Sandvik AB 17,265 353
Schindler Holding AG 1,837 398
Schneider National, Inc. Class B 6,332 166
Seiko Epson Corp. 30,600 468
Seino Holdings Co., Ltd. 42,100 467
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000 162
Shanghai International Airport Co., Ltd.
Class A(Æ)
26,119 203
Sight Sciences, Inc.(Æ) 87,752 849
SkyWest, Inc.(Æ) 15,123 428
Snap-on, Inc. 626 162
Sohgo Security Services Co., Ltd. 6,400 179
Spirax-Sarco Engineering PLC 2,871 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stanley Electric Co., Ltd. 16,500 372
Sumitomo Heavy Industries, Ltd. 16,500 399
Suofeiya Home Collection Co., Ltd.
Class A
66,400 182
Tachi-S Co., Ltd. Class S 7,000 63
Techtronic Industries Co., Ltd. 37,500 407
Teledyne Technologies, Inc.(Æ) 308 128
Transurban Group - ADR 88,461 878
TreeHouse Foods, Inc.(Æ) 32,150 1,712
Trelleborg AB Class B 16,316 411
Union Pacific Corp. 1,659 325
United Parcel Service, Inc. Class B 806 145
Vectrus, Inc.(Æ) 17,505 756
Vinci SA 4,147 514
Waste Management, Inc. 933 155
Weir Group PLC (The) 46,447 1,075
West Japan Railway Co. 7,000 303
Westinghouse Air Brake Technologies
Corp.
1,348 132
Worldline SA(Æ)(Þ) 16,573 721
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
111,840 620
WW Grainger, Inc. 234 163
XPO Logistics, Inc.(Æ) 7,882 348
Yamato Holdings Co., Ltd. 9,800 168
49,736
Technology - 8.8%
Accenture PLC Class A 2,233 626
Activision Blizzard, Inc.(Æ) 1,802 140
Adobe, Inc.(Æ) 1,900 717
Allegion PLC 2,918 322
Alphabet, Inc. Class A(Æ) 29,698 3,188
Alphabet, Inc. Class C(Æ) 12,832 1,389
Alps Alpine Co., Ltd. 28,000 256
Amdocs, Ltd. 1,777 162
Analog Devices, Inc. 1,161 209
Ansys, Inc.(Æ) 847 266
Apple, Inc. 21,173 3,593
Arrow Electronics, Inc.(Æ) 1,129 129
ASML Holding NV 1,285 818
Assa Abloy AB Class B 6,102 145
Augmedix, Inc.(Æ) 49,266 148
Autodesk, Inc.(Æ) 1,623 316
AutoStore Holdings, Ltd.(Æ)(Þ) 136,472 293
Avnet, Inc. 3,370 139
Baidu, Inc. Class A(Æ) 14,100 212
Baidu, Inc. - ADR(Æ) 2,582 311
BE Semiconductor Industries NV 5,210 470
Bechtle AG 12,370 574
Booking Holdings, Inc.(Æ) 413 1,109
CACI International, Inc. Class A(Æ) 549 172
Cars.com, Inc.(Æ) 19,102 374
CDW Corp. 733 124
Cisco Systems, Inc. 7,017 332
Cognizant Technology Solutions Corp.
Class A
3,059 183
Corning, Inc. 5,323 177

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 731
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cosel Co., Ltd. 12,200 98
Eizo Corp. 5,100 168
Electronic Arts, Inc. 5,285 673
en Japan, Inc. 17,800 319
FANUC Corp. 30,700 1,040
Fiserv, Inc.(Æ) 1,357 166
Fortnox AB 42,741 295
Globalwafers Co., Ltd. 6,000 95
Hewlett Packard Enterprise Co. 9,799 140
Hon Hai Precision Industry Co., Ltd. 161,000 548
HP, Inc. 7,371 219
Icom, Inc. 3,300 67
Infineon Technologies AG - ADR 23,806 864
Infosys, Ltd. - ADR 34,417 535
Intel Corp. 14,974 465
International Business Machines Corp. 1,032 130
Juniper Networks, Inc. 4,211 127
KBR, Inc. 15,735 893
Keyence Corp. 2,300 1,038
Leidos Holdings, Inc. 1,291 120
LG Corp. Class H 6,237 407
Mabuchi Motor Co., Ltd. 15,300 432
Maxar Technologies, Inc. 17,451 920
MediaTek, Inc. 35,000 761
Meta Platforms, Inc. Class A(Æ) 1,774 426
Micron Technology, Inc. 2,226 143
Microsoft Corp. 20,137 6,187
Momentive Global, Inc.(Æ) 169,401 1,591
Motorola Solutions, Inc. 649 189
MSCI, Inc. Class A 1,563 754
NetScout Systems, Inc.(Æ) 37,753 1,027
ON24, Inc.(Æ) 77,870 678
Ooma, Inc.(Æ) 30,522 375
Oracle Corp. 10,376 983
Otsuka Corp. 2,400 87
Qorvo, Inc.(Æ) 1,724 159
Rambus, Inc.(Æ) 7,353 326
Roper Technologies, Inc. 302 137
Ryosan Co., Ltd. 2,100 50
Sage Group PLC (The) 120,051 1,238
Samsung Electronics Co., Ltd. 18,703 921
SAP SE - ADR 2,764 374
Signify NV(Þ) 29,498 986
SK Hynix, Inc. 30,959 2,085
Skyworks Solutions, Inc. 1,550 164
Softcat PLC 24,374 411
SS&C Technologies Holdings, Inc. 2,638 154
Swisscom AG 437 300
Taiwan Semiconductor Manufacturing
Co., Ltd.
219,000 3,592
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
24,503 2,066
Texas Instruments, Inc. 1,056 177
Tokyo Electron, Ltd. 4,200 480
Trip.com Group, Ltd. - ADR(Æ) 29,196 1,037
Unimicron Technology Corp. 29,000 138
United Microelectronics Corp. 164,000 263
UT Group Co., Ltd.(Æ) 5,800 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vimeo, Inc.(Æ) 140,736 463
55,486
Utilities - 3.3%
Alliant Energy Corp. 2,983 165
American Water Works Co., Inc. 1,036 154
AT&T, Inc. 17,847 315
Atmos Energy Corp. 1,217 139
Avangrid, Inc. 3,155 127
Bharti Airtel, Ltd. 68,493 671
CenterPoint Energy, Inc. 4,922 150
Centrais Eletricas Brasileiras SA 98,234 667
CGN Power Co., Ltd. Class H(Þ) 2,392,000 632
Cheniere Energy, Inc. 3,353 513
CMS Energy Corp. 2,024 126
Consolidated Edison, Inc. 1,497 147
Deutsche Telekom AG 8,018 193
Dominion Energy, Inc. 6,172 353
DT Midstream, Inc. 4,221 208
DTE Energy Co. 1,059 119
Duke Energy Corp. 7,622 754
E.ON SE 13,569 180
Edison International 2,028 149
Emera, Inc. 3,592 153
Enagas SA 6,559 131
Enbridge, Inc. 5,687 226
Endesa SA - ADR 6,283 141
Enel SpA 33,611 230
Energias de Portugal SA 33,121 183
ENN Energy Holdings, Ltd. 13,300 182
Entergy Corp. 4,494 483
Evergy, Inc. 1,705 106
Eversource Energy 1,588 123
Exelon Corp. 2,933 124
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
FirstEnergy Corp. 6,144 245
Fortum OYJ 39,266 587
Guangdong Investment, Ltd. 70,000 67
Hera SpA 16,895 53
Iberdrola SA 48,813 633
Inpex Corp. 11,400 126
Koninklijke KPN NV 56,811 207
Korea Electric Power Corp. 26,216 366
Korea Electric Power Corp. - ADR 11,267 79
Kosmos Energy, Ltd.(Æ) 98,547 631
KT Corp. 5,839 131
KT Corp. - ADR(Ñ) 74,030 837
LG Uplus Corp. 106,704 880
MEG Energy Corp. Class A(Æ) 5,003 83
MTN Group, Ltd. 29,257 205
National Fuel Gas Co. 2,892 162
National Grid PLC 66,406 953
NextEra Energy, Inc. 7,964 610
Pinnacle West Capital Corp. 1,571 123
PPL Corp. 6,667 191
Red Electrica Corp. SA 7,131 130

See accompanying notes which are an integral part of the financial statements.
732 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RusHydro PJSC(Š) 104,654,642 —
Scottish & Southern Energy PLC 19,622 453
Sempra Energy 884 137
Severn Trent PLC Class H 3,803 140
Snam Rete Gas SpA 30,484 169
Southern Co. (The) 8,055 592
TC Energy Corp. 3,298 137
Telenor ASA 15,238 190
Terna Rete Elettrica Nazionale SpA 17,132 148
T-Mobile USA, Inc.(Æ) 5,585 804
Tokyo Gas Co., Ltd. 53,800 1,105
UGI Corp. 3,252 110
United Utilities Group PLC 10,219 139
Veolia Environnement SA 25,751 816
Verizon Communications, Inc. 11,622 451
WEC Energy Group, Inc. 1,388 134
Xcel Energy, Inc. 5,194 363
21,031
Total Common Stocks
(cost $324,941) 345,497
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
6.478% (Ÿ) 5,493 456
6.552% (Ÿ) 1,074 86
542
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.380% (Ÿ) 3,745 302
Energy - 0.1%
Petroleo Brasileiro SA
20.784% (Ÿ) 73,782 351
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.395% (Ÿ) 3,168 178
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.608% (Ÿ) 8,191 343
Utilities - 0.0%
Raizen Energia SA
6.472% (Ÿ) 292,900 187
Total Preferred Stocks
(cost $1,849) 1,903
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023 4,000.00
Put (64) USD 25,600
(ÿ)
955
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 2.680%/USD 3
Month LIBOR, USD 6,164, 12/17/35)
Bank of America Dec 2025 0.00
Call (1) 6,164
(ÿ)
267
(Goldman Sachs, USD 3.123%/USD 3
Month LIBOR, USD 6,174, 07/31/33)
Goldman Sachs Jul 2023 0.00 Call
(1) 6,174
(ÿ)
125
(Bank of America, USD 3 Month
LIBOR/USD 3.180%, USD 6,164,
12/17/35)
Bank of America Dec 2025 0.00
Put (1) 6,164
(ÿ)
295
(Goldman Sachs, USD 3 Month
LIBOR/USD 3.123%, USD 6,174,
07/31/33)
Goldman Sachs Jul 2023 0.00 Put
(1) 6,174
(ÿ)
110
Total Options Purchased
(cost $2,248) 1,752
Warrants and Rights - 0.0%
Localiza Rent a Car SA (Æ)
2023  Rights 47 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 16.6%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 (Þ) 400 392
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 1,927 1,893
China Government International Bond
Series REGS
0.400% due 10/21/23 (Þ) 953 936
DocuSign, Inc.
1.000% due 01/15/24 2,561 2,455
Greenbrier Cos., Inc.
2.875% due 02/01/24 564 544
Greenlight Capital Re, Ltd.
4.000% due 08/01/23 1,198 1,156
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
9.777% due 08/15/23 (ž) 260 253
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 136 134
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 600 573
Illumina, Inc.
2.248% due 08/15/23 2,492 2,450
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 1,507 1,496

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 733
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 425 420
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,523 1,511
Nabors Industries, Inc.
0.750% due 01/15/24 779 744
New Mountain Finance Corp.
5.750% due 08/15/23 2,018 1,998
New Relic, Inc.
0.500% due 05/01/23 2,550 2,550
NuVasive, Inc.
1.000% due 06/01/23 1,665 1,652
PRA Group, Inc.
3.500% due 06/01/23 2,252 2,234
SFL Corp., Ltd.
4.875% due 05/01/23 1,321 1,314
Splunk, Inc.
0.500% due 09/15/23 2,682 2,622
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 669 222
U.S. Cash Management Fund(@) 66,535,726
(∞)
66,516
United Kingdom Gilt
3.000% due 01/31/24 (Þ) 200 244
United States Treasury Bills
4.362% due 05/23/23 (ž) 428 427
4.210% due 05/30/23 (ž) 689 687
United States Treasury Notes
0.250% due 03/15/24 5,659 5,438
Viavi Solutions, Inc.
1.750% due 06/01/23 374 372
1.000% due 03/01/24 218 210
Western Digital Corp.
1.500% due 02/01/24 2,715 2,624
Wix.com, Ltd.
11.651% due 07/01/23 (ž) 1,100 1,080
Total Short-Term Investments
(cost $105,834) 105,147
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 3,027,467
(∞)
3,027
Total Other Securities
(cost $3,027) 3,027
Total Investments - 107.7%
(identified cost $667,382) 681,630
Securities Sold Short - (1.5)%
Long-Term Investments - (1.5)%
Mortgage-Backed Securities - (1.5)%
Fannie Mae
2.500% due 05/01/45 (3,000) (2,597)
30 Year TBA(Ï)
2.000% (2,000) (1,664)
3.000% (2,000) (1,912)
4.000% (3,000) (2,695)
Ginnie Mae REMICS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (7,957) (540)
(9,408)
Total Long-Term Investments
(proceeds $9,334) (9,408)
Total Securities Sold Short
(proceeds $9,334) (9,408)
Other Assets and Liabilities,
Net - (6.2)%
(39,107)
Net Assets - 100.0%
633,115

See accompanying notes which are an integral part of the financial statements.
734 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
10.0%
ABN AMRO Bank NV 03/30/20 EUR 200,000 92.28 185
178
ABN AMRO Bank NV 03/22/23 EUR 36,959 16.33 603
592
Abu Dhabi Government International Bond 09/20/22 893,000 83.87 749
761
Abu Dhabi Government International Bond 11/02/22 200,000 67.27 135
151
Abu Dhabi National Energy Co. PJSC 04/17/23 200,000 100.00 200
203
ADM Ag Holding, Ltd. 10/25/22 400,000 98.29 393
392
Adyen NV 09/23/22 EUR 180 1,413.47 254
288
Aena SME SA 04/27/20 EUR 4,420 129.29 571
746
Akbank TAS 07/10/18 200,000 96.26 193
189
Akeso, Inc. 10/21/22 HKD 28,000 3.94 110
154
Alcoa Nederland Holding BV 04/23/21 200,000 101.82 204
182
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.38 121
89
Altice France Holding SA 01/23/20 EUR 307,000 108.63 334
203
Angola Government International Bond 09/20/22 528,000 80.47 425
436
Arcelik AS 08/05/21 EUR 200,000 119.67 239
200
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 09/13/21 EUR 100,000 118.57 119
81
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 08/10/17 GBP 484,000 130.06 630
483
Ashland LLC 11/22/21 301,000 86.23 260
249
Australia & New Zealand Banking Group, Ltd 03/08/23 EUR 200,000 103.60 207
217
AutoStore Holdings, Ltd. 10/22/21 NOK 136,472 3.56 486
293
Avenue Supermarts, Ltd. 12/19/22 INR 7,304 48.11 351
314
Azerbaijan Government International Bond 09/21/22 351,000 83.31 292
305
Bahrain Government International Bond 03/28/23 1,151,000 78.14 899
901
Bahrain Government International Bond 04/06/23 200,000 100.00 200
202
Banco BPM SpA 12/02/20 EUR 250,000 120.72 302
260
Banco BTG Pactual SA 05/05/21 200,000 97.07 194
182
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.19 116
93
Bank of Ireland Group PLC 04/11/22 EUR 200,000 100.81 202
190
Banque Centrale de Tunisie SA 03/17/23 200,000 57.53 115
102
BAWAG Group AG 04/18/18 EUR 200,000 123.75 248
175
Berry Global, Inc. 12/12/19 EUR 370,000 108.68 402
363
Berry Global, Inc. 12/01/20 EUR 100,000 120.41 120
104
Berry Global, Inc. 12/06/21 EUR 200,000 113.78 228
208
Bharti Airtel, Ltd. 10/22/18 200,000 96.91 194
197
BNP Paribas SA 01/16/23 200,000 81.25 163
142
Braskem Netherlands Finance BV 02/08/23 203,000 100.00 203
194
British Airways Pass-Through Trust 01/30/23 EUR 100,000 92.99 93
91
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 03/10/17 EUR 300,000 117.19 352
333
CaixaBank SA 03/08/23 EUR 200,000 75.24 150
144
Canpack SA / Eastern PA Land Investment Holding LLC 01/08/21 EUR 100,000 125.16 125
88
Catalent Pharma Solutions, Inc. 04/08/20 EUR 212,000 111.65 244
195
CBB International Sukuk Programme Co. 04/06/23 218,000 100.00 218
221
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 102.82 334
266
Cellnex Telecom SA 01/13/21 EUR 300,000 116.78 350
264
Cemex SAB de CV 05/24/21 200,000 100.20 200
167
CGN Power Co., Ltd. 02/18/22 HKD 2,392,000 0.26 611
632
China Government International Bond 09/21/22 953,000 98.39 938
936
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 11,800 22.44 265
252
Clearway Energy Operating LLC 02/01/22 161,000 90.04 145
138
Clearway Energy Operating LLC 04/03/23 100,000 83.73 84
84
Cooperatieve Rabobank UA 09/02/19 EUR 400,000 97.84 391
356
Corporacion Nacional del Cobre de Chile 02/07/23 408,000 99.37 405
413
Costa Rica Government International Bond 09/20/22 334,000 87.63 293
329
Costa Rica Government International Bond 03/27/23 538,000 100.00 538
547
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.89 204
88
Crown European Holdings SA 05/10/18 EUR 300,000 115.17 346
317
Cryoport, Inc. 01/23/23 1,090,000 79.71 869
856
Dino Polska SA 01/12/21 PLN 5,343 71.27 381
545
DNB Bank ASA 11/05/19 205,000 100.00 205
191
Dominican Republic Government International Bond 09/20/22 506,000 86.18 436
472
Dominican Republic Government International Bond 01/31/23 382,000 99.90 382
388
Dominican Republic Government International Bond 03/20/23 301,000 97.48 293
306
Ecuador Government International Bond 09/20/22 806,493 42.94 346
295

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 735
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ecuador Government International Bond 09/22/22 212,303 55.10 117
112
Egypt Government International Bond 09/20/22 906,000 67.65 613
507
Egypt Government International Bond 12/13/22 85,000 91.80 78
57
Egypt Government International Bond 01/31/23 200,000 73.82 148
108
Egyptian Financial Co. for Sovereign Taskeek (The) 02/21/23 322,000 99.70 321
265
El Salvaor Government International Bond 09/21/22 374,000 33.19 124
203
Electricite de France SA 03/15/18 GBP 400,000 138.45 554
445
Enel SpA 05/19/21 EUR 200,000 95.92 192
159
Energias de Portugal SA 05/03/22 EUR 100,000 84.49 84
83
Eskom Holdings SOC, Ltd. 10/06/22 200,000 83.85 168
177
Etalon Group PLC 12/18/18 185,343 178.50 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 109.70 110
101
Eurofins Scientific SE 03/09/23 EUR 100,000 105.58 106
110
Export-Import Bank of India 09/20/22 316,000 80.31 254
257
Falabella SA 02/24/22 200,000 94.14 188
155
Frasers Logistics & Commercial Trust 10/08/21 SGD 167,700 1.04 175
170
Gabon Government International Bond 10/11/22 200,000 68.80 138
148
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 564,211 79.95 451
462
Ganfeng Lithium Group Co., Ltd. 04/29/22 HKD 37,160 8.55 318
245
Ghana Government International Bond 09/20/22 903,000 39.13 353
333
Ghana Government International Bond 12/06/22 200,000 33.38 67
74
Goodyear Europe BV 03/08/22 EUR 122,000 98.66 120
112
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
96
Graphic Packaging International LLC 02/13/23 EUR 200,000 95.50 191
192
Greenko Power II, Ltd. 01/25/22 191,000 98.70 189
165
Grifols Escrow Issuer SA 09/28/21 EUR 100,000 116.87 117
85
Grifols Escrow Issuer SA 12/02/21 EUR 384,000 109.74 421
327
Guatemala Government International Bond 10/19/22 318,000 89.92 286
310
Halyk Savings Bank of Kazakhstan JSC 12/10/21 18,386 11.93 219
247
Hanesbrands, Inc. 08/08/19 589,000 102.49 604
555
HCI Group, Inc. 02/09/23 605,000 88.66 536
538
Hungary Government International Bond 09/21/22 259,000 75.12 195
202
Hungary Government International Bond 12/09/22 361,000 62.40 225
223
Hungary Government International Bond 01/04/23 200,000 99.31 199
207
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
93
Iliad SA 09/16/21 EUR 300,000 108.82 326
276
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
88
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 124.23 124
98
InterGlobe Aviation, Ltd. 06/10/22 INR 10,677 23.26 248
264
International Consolidated Airlines Group SA 09/14/22 EUR 100,000 69.93 70
89
Intesa Sanpaolo SpA 02/20/20 EUR 250,000 107.89 270
191
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
227
IQVIA, Inc. 04/04/22 EUR 276,000 91.71 253
253
Itau Unibanco Holding SA 01/12/21 200,000 99.73 199
188
Ivory Coast Government International Bond 09/20/22 136,103 91.04 124
125
Jordan Government International Bond 09/20/22 299,000 81.50 244
252
Jordan Government International Bond 04/04/23 246,000 98.81 243
246
Kazakhstan Government International Bond 09/20/22 482,000 84.09 405
441
Klabin Austria GmbH 03/24/21 200,000 96.69 193
160
Koninklijke KPN NV 02/04/22 EUR 100,000 113.40 113
104
Kraft Heinz Foods Co. 01/11/22 GBP 524,000 133.97 686
634
Kuaishou Technology 06/10/22 HKD 66,300 9.99 662
439
La Banque Postale SA 11/09/21 EUR 400,000 108.76 435
278
La Francaise des Jeux SAEM 05/06/22 EUR 3,856 36.17 139
165
Lagardere SA 11/23/21 EUR 100,000 112.57 113
108
Lebanon Government International Bond 10/31/22 1,365,000 6.35 87
78
Lenta International Co. PJSC 12/17/18 105,913 309.95 328
—
Levi Strauss & Co. 02/02/21 561,000 98.92 555
474
Liberty Media Corp. 04/21/23 172,000 90.63 156
153
Longfor Group Holdings, Ltd. 04/21/23 HKD 33,500 2.92 98
92
Lorca Telecom Bondco SA 04/09/21 EUR 200,000 118.69 237
202
Loxam SAS 03/24/22 EUR 100,000 108.32 108
104
LXI REIT PLC 07/01/22 GBP 51,929 1.74 90
69
Magyar Export-Import Bank Zrt 04/26/23 200,000 99.24 198
201
Marks & Spencer PLC 01/08/20 GBP 467,000 116.01 542
526

See accompanying notes which are an integral part of the financial statements.
736 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Matterhorn Telecom SA 04/13/23 EUR 109,000 102.90 112
110
Meituan 06/10/22 HKD 26,356 24.95 658
450
MHP SE 03/10/17 69,777 9.68 676
240
Millicom International Cellular SA 03/08/22 200,000 91.43 183
155
Mongolia Government International Bond 09/21/22 205,000 74.18 152
157
Morocco Government International Bond 03/01/23 284,000 98.88 281
291
Mozart Debt Merger Sub, Inc. 09/30/21 106,000 100.01 106
93
NAC Kazatomprom JSC 10/15/19 24,286 17.34 421
690
Netflix, Inc. 01/11/22 EUR 300,000 118.74 356
317
Network i2i, Ltd. 10/08/19 200,000 100.00 200
191
Nexi SpA 07/12/22 EUR 100,000 71.77 72
83
Nexi SpA 04/25/23 EUR 100,000 83.11 83
83
NextEra Energy Partners, LP 03/01/23 2,354,000 93.48 2,200
2,187
Nigeria Government International Bond 09/20/22 521,000 68.86 359
359
Nigeria Government International Bond 02/16/23 400,000 82.75 331
325
Novelis Corp. 03/06/20 197,000 99.18 195
178
Novelis Corp. 11/22/21 81,000 91.09 74
68
Olympus Water US Holding Corp. 11/12/21 EUR 110,000 111.94 123
88
Oman Government International Bond 09/20/22 522,000 102.24 534
550
Oman Government International Bond 09/20/22 200,000 90.06 180
198
Oman Government International Bond 12/12/22 342,000 101.78 348
354
Orbia Advance Corp. SAB de CV 05/04/22 200,000 83.57 167
163
Orsted A/S 06/09/22 GBP 100,000 98.43 98
87
Pakistan Government International Bond 09/20/22 302,000 41.15 124
102
Pakistan Government International Bond 03/22/23 220,000 37.64 83
77
Paraguay Government International Bond 09/20/22 384,000 77.47 298
309
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 98.16 98
96
Petroleos del Peru SA 09/20/22 216,000 64.52 139
137
Petroleos Mexicanos 01/31/23 776,000 97.50 757
721
Petroleos Mexicanos 04/04/23 63,000 92.70 58
59
Petronas Capital, Ltd. 09/20/22 703,000 85.20 599
602
Petronas Energy Canada, Ltd. 09/20/22 250,000 89.36 223
228
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
203
Post Holdings, Inc. 02/11/20 52,000 100.05 52
47
Post Holdings, Inc. 02/24/21 246,000 95.72 235
215
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
135
Qatar Government International Bond 09/20/22 294,000 93.87 276
275
Qatar Government International Bond 02/16/23 215,000 100.12 215
220
Qatar Government International Bond 02/28/23 200,000 95.02 190
198
Qatar Petroleum 09/20/22 478,000 85.27 408
412
Q-Park Holding I BV 02/06/20 EUR 109,000 109.78 120
102
Repay Holdings Corp. 01/09/23 922,000 79.89 737
691
Republic of Kenya Government International Bond 03/22/23 386,000 82.60 319
310
Republic of Serbia Government International Bond 01/19/23 271,000 97.74 265
275
Republic of Uzbekistan Government International Bond 01/17/23 200,000 82.61 165
162
Romania Government International Bond 09/20/22 24,000 66.48 16
17
Romania Government International Bond 01/05/23 250,000 99.46 249
269
Romania Government International Bond 01/05/23 286,000 99.71 285
306
Romania Government International Bond 01/10/23 206,000 96.93 200
204
Samhallsbyggnadsbolaget i Norden AB 01/28/21 EUR 100,000 119.87 120
41
Samhallsbyggnadsbolaget i Norden AB 04/22/22 EUR 100,000 92.07 92
41
Samsung Biologics Co., Ltd. 04/22/22 KRW 804 636.75 512
471
Sappi Papier Holding GmbH 03/10/17 160,000 100.33 161
144
Sasol Financing USA LLC 04/26/23 213,000 100.00 213
214
Saudi Arabian Oil Co. 06/13/22 SAR 64,607 8.90 575
621
Saudi Government International Bond 12/08/22 621,000 99.88 620
625
Saudi Government International Bond 01/10/23 621,000 92.25 573
587
Saudi Government International Bond 01/10/23 276,000 99.67 275
281
Sealed Air Corp. 01/26/21 400,000 103.88 416
374
Senegal Government International Bond 09/20/22 200,000 70.78 142
134
Shimao Group Holdings, Ltd. 12/03/21 200,000 71.76 144
24
Siemens Healthineers AG 02/05/21 EUR 11,037 56.93 628
686
SIG Combibloc PurchaseCo SARL 02/15/21 EUR 200,000 125.25 251
212
Signify NV 06/10/22 EUR 29,498 32.60 962
986
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 85.87 97
92

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 737
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Technologies, Inc. 01/12/23 2,765,000 73.71 2,038
1,973
Solvay SA 10/26/21 EUR 300,000 118.88 357
297
SPCM SA 09/09/21 200,000 100.00 200
165
SPCM SA 11/17/21 200,000 99.20 198
179
Sri Lanka Government International Bond 09/20/22 669,000 100.00 669
222
Stora Enso OYJ 03/13/17 200,000 113.27 227
213
Stora Enso OYJ 06/19/19 150,000 115.04 173
160
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.00 192
161
Tandem Diabetes Care, Inc. 01/20/23 1,319,000 92.77 1,224
1,209
Taylor Morrison Communities, Inc. 04/29/22 255,000 91.61 234
239
Telefonica Europe BV 10/04/21 EUR 200,000 110.98 222
172
Telenet Finance Luxembourg Notes Sarl 02/01/23 EUR 200,000 100.08 200
200
TenneT Holding BV 06/09/22 EUR 100,000 102.64 103
102
Terna Rete Elettrica Nazionale SpA 03/21/22 EUR 100,000 106.12 106
92
TerraForm Power Operating LLC 01/28/20 307,000 102.67 315
285
TMS Issuer SARL 02/09/23 200,000 100.00 200
210
Transnet SOC, Ltd. 01/30/23 200,000 100.00 200
198
Turk Telekomunikasyon AS 03/10/17 230,000 99.12 228
218
Turkiye Ihracat Kredi Bankasi AS 01/24/23 200,000 99.47 199
199
Ukraine Government International Bond 09/20/22 1,290,000 25.59 330
226
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
158
UnipolSai Assicurazioni SpA 12/21/20 EUR 200,000 133.32 267
185
United Kingdom Gilt 09/09/22 GBP 200,000 113.44 227
244
UPC Broadband Finco BV 01/21/22 200,000 100.72 201
173
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
91
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
91
Verallia SA 01/05/22 EUR 300,000 100.22 311
267
Vmed O2 UK Financing I PLC 10/15/21 GBP 308,000 138.65 427
301
Volvo Car AB 01/27/21 EUR 200,000 123.29 247
210
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.67 350
259
WH Group, Ltd. 12/10/21 HKD 317,000 0.62 195
177
Worldline SA 06/17/20 EUR 16,573 63.51 1,053
721
WuXi AppTec Co., Ltd. 06/11/21 HKD 26,000 20.89 543
229
Yellow Cake PLC 07/08/19 GBP 62,031 2.64 164
293
Zambia Government International Bond 10/10/22 200,000 100.00 200
86
ZhongAn Online P&C Insurance Co., Ltd. 01/13/23 HKD 231,200 3.35 776
720
Ziggo Bond Co. BV 02/05/20 EUR 150,000 109.93 165 126
63,354
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 18 EUR 1,343 05/23
(2)
DAX Index Futures 3 EUR 1,202 06/23
50
Dow Jones Index Futures 742 USD 24,686 06/23
1,014
EURO STOXX 50 Index Futures 26 EUR 1,123 06/23
76
FTSE 100 Index Futures 15 GBP 1,179 06/23
54
FTSE/MIB Index Futures 3 EUR 404 06/23
10
Hang Seng Index Futures 3 HKD 2,970 05/23
4
IBEX 35 Index Futures 4 EUR 370 05/23
(8)
MSCI Emerging Markets Index Futures 132 USD 6,496 06/23
172
MSCI Singapore Index Futures 496 SGD 14,811 05/23
(150)
NASDAQ 100 E-Mini Index Futures 48 USD 12,787 06/23
1,302

See accompanying notes which are an integral part of the financial statements.
738 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
OMXS30 Index Futures 16 SEK 3,624 05/23
3
S&P 500 E-Mini Index Futures 551 USD 115,393 06/23
8,134
S&P/TSX 60 Index Futures 13 CAD 3,246 06/23
111
SPI 200 Index Futures 47 AUD 8,599 06/23
171
TOPIX Index Futures 13 JPY 267,540 06/23
35
United States 2 Year Treasury Note Futures 491 USD 101,227 06/23
907
United States 5 Year Treasury Note Futures 80 USD 8,779 06/23
188
United States 10 Year Treasury Note Futures 1,060 USD 122,115 06/23
3,659
United States Treasury Ultra Bond Futures 3 USD 424 06/23 11
Short Positions
Russell 2000 E-Mini Index Futures 748 USD 66,378 06/23
(20)
EURO STOXX 50 Index Futures 211 EUR 9,115 06/23
(599)
Euro-Bund Futures 2 EUR 271 06/23
(10)
FTSE 100 Index Futures 40 GBP 3,145 06/23
(141)
Hang Seng Index Futures 317 HKD 313,830 05/23
(73)
TOPIX Index Futures 132 JPY 2,716,560 06/23
(382)
United States 10 Year Treasury Note Futures 3 USD 345 06/23 (11)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 14,505
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 64 4,500.00 USD 28,800 12/15/23 (680)
S&P 500 Index Morgan Stanley Put 64 3,450.00 USD 22,080 12/15/23 (386)
Total Liability for Options Written (premiums received $1,337) (1,066)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,848 CAD 7,855 05/11/23 (50)
Bank of America USD 99 CAD 135 06/09/23 —
Bank of America USD 5,767 CAD 7,855 06/09/23 35
Bank of America USD 456 EUR 415 05/03/23 1
Bank of America USD 110 GBP 88 05/03/23 1
Bank of America USD 2,677 SEK 27,537 05/11/23 9
Bank of America USD 5,840 SEK 60,101 06/09/23 32
Bank of America CAD 193 USD 142 05/01/23 —
Bank of America CAD 7,855 USD 5,764 05/11/23 (35)
Bank of America EUR 164 USD 181 05/03/23 —
Bank of America HKD 392 USD 50 05/03/23 —
Bank of America JPY 33,584 USD 247 05/02/23 —
Bank of America SEK 27,537 USD 2,686 05/11/23 (1)
Bank of America SEK 27,537 USD 2,681 06/09/23 (9)
Bank of Montreal USD 1,029 AUD 1,550 06/21/23 (1)
Bank of Montreal USD 881 CAD 1,213 06/21/23 15
Bank of Montreal USD 549 CHF 510 06/21/23 25
Bank of Montreal USD 1,407 EUR 1,324 06/21/23 56
Bank of Montreal DKK 6,388 USD 913 06/21/23 (34)
Bank of Montreal HKD 14,119 USD 1,805 06/21/23 2
Bank of Montreal JPY 341,199 USD 2,532 06/21/23 8

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 739
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,028 AUD 1,550 06/21/23 —
Bank of New York USD 883 CAD 1,213 06/21/23 13
Bank of New York USD 548 CHF 510 06/21/23 26
Bank of New York USD 1,406 EUR 1,324 06/21/23 57
Bank of New York USD 3,037 NOK 32,261 05/11/23 (8)
Bank of New York USD 5,820 NZD 9,233 05/11/23 (110)
Bank of New York USD 195 NZD 318 06/09/23 2
Bank of New York USD 5,659 NZD 9,233 06/09/23 50
Bank of New York DKK 6,388 USD 913 06/21/23 (35)
Bank of New York HKD 14,119 USD 1,805 06/21/23 3
Bank of New York JPY 341,199 USD 2,534 06/21/23 10
Bank of New York NOK 32,261 USD 3,145 05/11/23 115
Bank of New York NOK 1,427 USD 134 06/09/23 —
Bank of New York NOK 32,261 USD 3,041 06/09/23 8
Bank of New York NZD 9,233 USD 5,659 05/11/23 (50)
HSBC USD 1,031 AUD 1,550 06/21/23 (3)
HSBC USD 882 CAD 1,213 06/21/23 13
HSBC USD 548 CHF 510 06/21/23 25
HSBC USD 1,408 EUR 1,324 06/21/23 54
HSBC DKK 6,388 USD 914 06/21/23 (33)
HSBC HKD 14,119 USD 1,805 06/21/23 3
HSBC JPY 341,199 USD 2,535 06/21/23 12
JPMorgan Chase USD 108 EUR 100 06/21/23 3
JPMorgan Chase EUR 160 USD 175 06/21/23 (2)
Northern Trust USD 267 EUR 250 06/21/23 10
Royal Bank of Canada USD 1,027 AUD 1,550 06/21/23 1
Royal Bank of Canada USD 882 CAD 1,213 06/21/23 14
Royal Bank of Canada USD 547 CHF 510 06/21/23 26
Royal Bank of Canada USD 298 DKK 2,014 05/02/23 —
Royal Bank of Canada USD 1,405 EUR 1,324 06/21/23 58
Royal Bank of Canada USD 2,619 JPY 348,357 05/11/23 (58)
Royal Bank of Canada DKK 6,388 USD 912 06/21/23 (36)
Royal Bank of Canada EUR 150 USD 166 06/21/23 —
Royal Bank of Canada HKD 14,119 USD 1,805 06/21/23 3
Royal Bank of Canada JPY 348,357 USD 2,656 05/11/23 94
Royal Bank of Canada JPY 14,192 USD 106 06/09/23 2
Royal Bank of Canada JPY 348,357 USD 2,630 06/09/23 59
Royal Bank of Canada JPY 341,199 USD 2,532 06/21/23 9
State Street USD 3,149 EUR 2,864 05/11/23 9
State Street USD 3,176 EUR 2,864 06/09/23 (13)
State Street USD 217 EUR 200 06/21/23 4
State Street USD 73 SEK 778 06/21/23 3
State Street EUR 2,864 USD 3,171 05/11/23 13
State Street EUR 5,332 USD 5,883 06/09/23 (5)
State Street EUR 214 USD 232 06/21/23 (4)
State Street EUR 3,310 USD 3,560 06/21/23 (98)
State Street EUR 5,500 USD 5,933 06/21/23 (144)
State Street EUR 5,500 USD 5,933 06/21/23 (144)
State Street GBP 1,843 USD 2,188 06/21/23 (131)
State Street GBP 2,100 USD 2,547 06/21/23 (95)
State Street GBP 2,700 USD 3,289 06/21/23 (108)
Toronto Dominion Bank USD 1,028 AUD 1,550 06/21/23 —

See accompanying notes which are an integral part of the financial statements.
740 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank USD 882 CAD 1,213 06/21/23 14
Toronto Dominion Bank USD 547 CHF 510 06/21/23 26
Toronto Dominion Bank USD 1,405 EUR 1,324 06/21/23 58
Toronto Dominion Bank DKK 6,388 USD 912 06/21/23 (36)
Toronto Dominion Bank HKD 14,119 USD 1,805 06/21/23 3
Toronto Dominion Bank JPY 341,199 USD 2,531 06/21/23 8
UBS USD 9,214 CHF 8,166 05/11/23 (70)
UBS USD 124 CHF 111 06/09/23 —
UBS CHF 8,166 USD 9,030 05/11/23 (113)
UBS CHF 8,166 USD 9,244 06/09/23 70
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (364)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,420 SOFR
(4)
4.137%
(4)
04/04/25
— (1) (1)
Barclays USD 955 4.064%
(4)
SOFR
(4)
04/06/25
— (1) (1)
Barclays USD 29,180 3.862%
(4)
SOFR
(4)
04/06/25
— (137) (137)
Barclays USD 1,248 SOFR
(4)
4.082%
(4)
04/18/25
— — —
Barclays USD 26,349 SOFR
(4)
4.200%
(4)
06/21/25
(284) 121 (163)
Barclays USD 1,733 SOFR
(4)
3.562%
(4)
01/06/28
— (11) (11)
Barclays USD 1,258 SOFR
(4)
3.486%
(4)
03/31/28
— (8) (8)
Barclays USD 539 3.361%
(4)
SOFR
(4)
04/04/28
— 1 1
Barclays USD 2,699 SOFR
(4)
3.399%
(4)
04/05/28
— (7) (7)
Barclays USD 2,699 SOFR
(4)
3.396%
(4)
04/05/28
— (7) (7)
Barclays USD 554 3.165%
(4)
SOFR
(4)
04/06/28
— (4) (4)
Barclays USD 467 3.145%
(4)
SOFR
(4)
04/07/28
— (4) (4)
Barclays USD 827 3.529%
(4)
SOFR
(4)
04/21/28
— 9 9
Barclays USD 559 3.422%
(4)
SOFR
(4)
04/24/28
— 3 3
Barclays USD 1,026 SOFR
(4)
3.301%
(4)
04/27/28
— 1 1
Barclays USD 37,792 SOFR
(4)
3.800%
(4)
06/21/28
(804) (158) (962)
Barclays USD 1,739 3.641%
(4)
SOFR
(4)
02/23/33
— 67 67
Barclays USD 892 3.723%
(4)
SOFR
(4)
03/03/33
— 41 41
Barclays USD 405 SOFR
(4)
3.234%
(4)
03/15/33
— (2) (2)
Barclays USD 239 3.298%
(4)
SOFR
(4)
03/24/33
— 2 2
Barclays USD 466 SOFR
(4)
3.247%
(4)
03/30/33
— (3) (3)
Barclays USD 788 3.247%
(4)
SOFR
(4)
04/04/33
— 5 5
Barclays USD 1,799 3.203%
(4)
SOFR
(4)
04/05/33
— 5 5
Barclays USD 1,800 3.204%
(4)
SOFR
(4)
04/05/33
— 5 5
Barclays USD 476 SOFR
(4)
3.045%
(4)
04/06/33
— 5 5
Barclays USD 2,228 SOFR
(4)
3.050%
(4)
04/06/33
— 23 23
Barclays USD 1,169 SOFR
(4)
3.120%
(4)
04/11/33
— 4 4

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 741
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 479 3.110%
(4)
SOFR
(4)
04/14/33
— (2) (2)
Barclays USD 423 SOFR
(4)
3.301%
(4)
04/19/33
— (5) (5)
Barclays USD 427 3.283%
(4)
SOFR
(4)
04/20/33
— 4 4
Barclays USD 549 SOFR
(4)
3.275%
(4)
04/20/33
— (5) (5)
Barclays USD 310 3.223%
(4)
SOFR
(4)
04/26/33
— 2 2
Barclays USD 746 3.255%
(4)
SOFR
(4)
04/26/33
— 6 6
Barclays USD 808 3.129%
(4)
SOFR
(4)
04/28/33
— (2) (2)
Barclays USD 820 SOFR
(4)
3.155%
(4)
04/28/33
— — —
Barclays USD 1,275 SOFR
(4)
3.214%
(4)
05/01/33
— (7) (7)
Barclays USD 2,681 3.173%
(4)
SOFR
(4)
05/11/33
— 6 6
Barclays USD 32,727 3.400%
(4)
SOFR
(4)
06/21/33
489 287 776
Barclays USD 674 SOFR
(4)
3.007%
(4)
01/25/53
— (2) (2)
Barclays USD 126 SOFR
(4)
3.008%
(4)
03/30/53
— (1) (1)
Barclays USD 486 2.927%
(4)
SOFR
(4)
04/05/53
— (4) (4)
Barclays USD 386 2.865%
(4)
SOFR
(4)
04/10/53
— (8) (8)
Barclays USD 326 SOFR
(4)
2.872%
(4)
04/11/53
— 6 6
Barclays USD 1,315 SOFR
(4)
2.938%
(4)
04/13/53
— 8 8
Barclays USD 559 2.938%
(4)
SOFR
(4)
04/14/53
— (4) (4)
Barclays USD 736 SOFR
(4)
3.038%
(4)
04/19/53
— (10) (10)
Barclays USD 114 3.044%
(4)
SOFR
(4)
04/25/53
— 2 2
Barclays USD 3,014 2.800%
(4)
SOFR
(4)
06/21/53
(120) 35 (85)
Morgan Stanley USD 50,000 SOFR
(4)
3.400%
(4)
09/21/24
(532) 1,476 944
Morgan Stanley USD 45,000 SOFR
(4)
3.200%
(4)
09/21/32 (1,458) 1,546 88
Total Open Interest Rate Swap Contracts (å) (2,709) 3,277 568
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 3.230% USD 300 (5.000%)
(2)
06/20/28
(31) 7 (24)
Anglo American PLC Morgan Stanley 1.836% EUR 65 (5.000%)
(2)
06/20/28
(11) — (11)
Calpine Corp. Morgan Stanley 4.201% USD 170 (5.000%)
(2)
12/20/27
(6) — (6)
CSC Holdings, LLC Morgan Stanley 18.144% USD 71 (5.000%)
(2)
12/20/27
19 5 24
Dell, Inc. Morgan Stanley 1.380% USD 500 (1.000%)
(2)
06/20/28
11 (3) 8
HCA, Inc. Morgan Stanley 1.013% USD 90 (5.000%)
(2)
06/20/28
(16) (1) (17)
Iron Mountain Inc. Morgan Stanley 1.648% USD 52 (5.000%)
(2)
06/20/28
(8) — (8)
J Sainsbury PLC Morgan Stanley 1.079% EUR 100 (1.000%)
(2)
06/20/28
— — —
Lennar Corp. Morgan Stanley 1.009% USD 438 (5.000%)
(2)
12/20/27
(72) (4) (76)

See accompanying notes which are an integral part of the financial statements.
742 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Lumen Technologies, Inc. Morgan Stanley 21.642% USD 100 (1.000%)
(2)
12/20/27
24 29 53
Marks & Spencer PLC Morgan Stanley 2.673% EUR 200 (1.000%)
(2)
06/20/28
17 (1) 16
Occidental Petroleum Corp. Morgan Stanley 0.998% USD 625 (1.000%)
(2)
06/20/27
4 (5) (1)
Tenet Healthcare Corp. Morgan Stanley 2.579% USD 285 (5.000%)
(2)
06/20/27
(8) (19) (27)
Thyssenkrupp AG Morgan Stanley 1.562% EUR 130 (1.000%)
(2)
06/20/25
2 (1) 1
Toll Brothers Finance Corp. Morgan Stanley 1.370% USD 410 (1.000%)
(2)
12/20/27
7 (1) 6
Total Open Corporate Issues - Purchase Protection Contracts (68) 6 (62)
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 34,000 (1.000%)
(2)
06/20/28
2,511 (496) 2,015
CDX NA High Yield Index Bank of America USD 7,100 (5.000%)
(2)
06/20/28
(1) (139) (140)
Total Open Credit Indices - Purchase Protection Contracts 2,510 (635) 1,875
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Ally Financial, Inc. Morgan Stanley 3.230% USD 843 5.000%
(2)
06/20/28
74 (6) 68
Altice France SA Morgan Stanley 9.149% EUR 263 5.000%
(2)
06/20/28
(33) (9) (42)
Anglo American PLC Morgan Stanley 1.836% EUR 95 5.000%
(2)
06/20/28
16 — 16
Arcelor Mittal Morgan Stanley 2.451% EUR 120 5.000%
(2)
06/20/28
18 (2) 16
Avis Budget Group, Inc. Morgan Stanley 4.466% USD 60 5.000%
(2)
06/20/28
2 — 2
Calpine Corp. Morgan Stanley 4.201% USD 393 5.000%
(2)
12/20/27
4 10 14
Cellnex Telecom, SA JPMorgan Chase 2.034% EUR 100 5.000%
(2)
06/20/28
15 1 16
Cleveland-Cliffs, Inc. Morgan Stanley 3.457% USD 225 5.000%
(2)
06/20/28
20 (4) 16
CSC Holdings, LLC Morgan Stanley 18.144% USD 400 5.000%
(2)
12/20/27
(21) (109) (130)
Dell, Inc. Morgan Stanley 1.380% USD 500 1.000%
(2)
06/20/28
(9) 1 (8)
Faurecia SE Goldman Sachs 3.769% EUR 100 5.000%
(2)
06/20/28
8 (2) 6
Ford Motor Co. Morgan Stanley 3.371% USD 300 5.000%
(2)
06/20/28
22 1 23
General Motors Co. Morgan Stanley 2.131% USD 180 5.000%
(2)
06/20/28
23 1 24
HCA, Inc. Morgan Stanley 1.013% USD 506 5.000%
(2)
06/20/28
93 3 96
Iron Mountain Inc. Morgan Stanley 1.648% USD 329 5.000%
(2)
06/20/28
44 8 52
J Sainsbury PLC Morgan Stanley 1.079% EUR 100 1.000%
(2)
06/20/28
(2) 2 —
KB Home Morgan Stanley 2.005% USD 268 5.000%
(2)
12/20/27
6 28 34
Lennar Corp. Morgan Stanley 1.009% USD 438 5.000%
(2)
12/20/27
59 17 76
Lumen Technologies, Inc. Morgan Stanley 21.642% USD 450 1.000%
(2)
12/20/27
(87) (152) (239)
Macys, Inc. Morgan Stanley 4.249% USD 200 1.000%
(2)
06/20/28
(26) (1) (27)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 743
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Marks & Spencer PLC Morgan Stanley 2.673% EUR 200 1.000%
(2)
06/20/28
(19) 3 (16)
Navient Corp. Morgan Stanley 4.189% USD 300 5.000%
(2)
06/20/28
12 — 12
Nokia OYJ Morgan Stanley 1.619% EUR 250 5.000%
(2)
06/20/28
48 (4) 44
Nordstrom, Inc. Morgan Stanley 5.614% USD 250 1.000%
(2)
12/20/27
(50) 8 (42)
NRG Energy, Inc. Morgan Stanley 3.134% USD 427 5.000%
(2)
06/20/28
17 20 37
Occidental Petroleum Corp. Morgan Stanley 0.998% USD 625 1.000%
(2)
06/20/27
(7) 8 1
OI European Group BV JPMorgan Chase 3.405% EUR 226 5.000%
(2)
06/20/28
12 7 19
Renault Morgan Stanley 1.806% EUR 100 1.000%
(2)
12/20/25
(4) 2 (2)
Rexel USA Morgan Stanley 2.319% EUR 100 5.000%
(2)
06/20/28
14 — 14
Schaeffler AG Morgan Stanley 2.083% EUR 175 5.000%
(2)
06/20/28
26 1 27
Stellantis NV Morgan Stanley 1.813% EUR 508 5.000%
(2)
06/20/28
87 (2) 85
Telecom Italia SpA Morgan Stanley 3.750% EUR 625 1.000%
(2)
06/20/28
(92) 12 (80)
Tenet Healthcare Corp. Morgan Stanley 2.579% USD 571 5.000%
(2)
06/20/27
32 22 54
The Goodyear Tire & Rubber Co. Morgan Stanley 4.387% USD 578 5.000%
(2)
06/20/28
20 (2) 18
Thyssenkrupp AG Morgan Stanley 1.562% EUR 550 1.000%
(2)
06/20/25
(21) 15 (6)
Toll Brothers Finance Corp. Morgan Stanley 1.370% USD 410 1.000%
(2)
12/20/27
(29) 23 (6)
Valeo SA Morgan Stanley 3.080% EUR 200 1.000%
(2)
06/20/28
(15) (5) (20)
Virgin Media Finance PLC Morgan Stanley 4.441% EUR 644 5.000%
(2)
06/20/28
16 5 21
Total Open Corporate Issues - Sell Protection Contracts 273 (100) 173
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 3,738 5.000%
(2)
06/20/28
9 64 73
Total Open Credit Indices - Sell Protection Contracts 9 64 73
Total Open Credit Default Swap Contracts (å) 2,724 (665) 2,059
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 70,312 $ —
$ —
$ 70,312 11.1
International Debt — 50,344 —
—
50,344 8.0
Mortgage-Backed Securities — 88,284 —
—
88,284 13.9
Non-US Bonds — 10,158 —
—
10,158 1.6
United States Government Treasuries — 5,206 —
—
5,206 0.8
Common Stocks
Consumer Discretionary 15,834 30,422 —
—
46,256 7.3

See accompanying notes which are an integral part of the financial statements.
744 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Consumer Staples 6,457 11,183 —
—
17,640 2.8
Energy 5,842 3,434 —
—
9,276 1.5
Financial Services 39,894 38,296 —
—
78,190 12.3
Health Care 15,821 13,649 —
—
29,470 4.6
Materials and Processing 21,444 16,968 —
—
38,412 6.1
Producer Durables 21,632 28,104 —
—
49,736 7.9
Technology 35,550 19,936 —
—
55,486 8.8
Utilities 10,990 10,041 —
—
21,031 3.3
Preferred Stocks 538 1,365 — — 1,903 0.3
Options Purchased 955 797 — — 1,752 0.3
Warrants and Rights — — — — — —
*
Short-Term Investments — 38,631 — 66,516 105,147 16.6
Other Securities — — — 3,027 3,027 0.5
Total Investments 174,957 437,130 — 69,543 681,630 107.7
Securities Sold Short
***
Long-Term Investments — (9,408) —
—
(9,408) (1.5)
Other Assets and Liabilities, Net
(6.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 15,901 — — — 15,901 2.5
Foreign Currency Exchange Contracts 2 1,06 0 — — 1,06 2 0.2
Interest Rate Swap Contracts — 2,013 — — 2,01 3 0.3
Credit Default Swap Contracts — 2,98 7 — — 2,987 0.5
A
Liabilities
Futures Contracts (1,396) — — — (1,396) (0.2)
Options Written (1,066) — — — (1,066) (0.2)
Foreign Currency Exchange Contracts (1) (1,42 5 ) — — (1,42 6 ) (0.2)
Interest Rate Swap Contracts — (1,445) — — (1,44 5 ) (0.2)
Credit Default Swap Contracts — (92 8 ) — — (928) (0.1)
Total Other Financial Instruments
**
$ 13,440 $ 2,262 $ — $ — $ 15,702
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 745
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
436
Argentina ............................................................................................
500
Australia .............................................................................................
4,210
Austria ................................................................................................
319
Azerbaijan ..........................................................................................
305
Bahrain ...............................................................................................
1,323
Belgium ..............................................................................................
733
Bermuda .............................................................................................
293
Brazil ..................................................................................................
6,081
Burkina Faso ......................................................................................
199
Canada ................................................................................................
10,627
Chile ...................................................................................................
1,695
China ..................................................................................................
23,410
Colombia ............................................................................................
1,154
Costa Rica ..........................................................................................
876
Cyprus ................................................................................................
460
Denmark .............................................................................................
4,685
Dominican Republic ..........................................................................
1,165
Ecuador ..............................................................................................
407
Egypt ..................................................................................................
936
El Salvador .........................................................................................
203
Finland ...............................................................................................
1,671
France .................................................................................................
15,876
Gabon .................................................................................................
147
Germany .............................................................................................
6,839
Ghana .................................................................................................
1,113
Greece ................................................................................................
589
Guatemala ..........................................................................................
310
Guernsey ............................................................................................
81
Hong Kong .........................................................................................
5,299
Hungary ..............................................................................................
833
India ...................................................................................................
8,492
Indonesia ............................................................................................
4,323
Ireland ................................................................................................
3,959
Israel ...................................................................................................
2,645
Italy ....................................................................................................
3,994
Ivory Coast .........................................................................................
125
Japan ..................................................................................................
40,964
Jordan .................................................................................................
498
Kazakhstan .........................................................................................
1,378
Kenya .................................................................................................
310
Luxembourg .......................................................................................
3,376
Macao .................................................................................................
1,347
Malaysia .............................................................................................
676
Mauritius ............................................................................................
1,008
Mexico ...............................................................................................
4,318
Mongolia ............................................................................................
157
Montenegro ........................................................................................
78
Morocco .............................................................................................
291
Netherlands ........................................................................................
6,461
New Zealand ......................................................................................
152

See accompanying notes which are an integral part of the financial statements.
746 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Nigeria ................................................................................................
684
Norway ...............................................................................................
514
Oman ..................................................................................................
1,102
Pakistan ..............................................................................................
179
Panama ...............................................................................................
1,371
Paraguay .............................................................................................
309
Peru ....................................................................................................
1,318
Philippines ..........................................................................................
1,550
Poland ................................................................................................
1,410
Portugal ..............................................................................................
266
Puerto Rico .........................................................................................
1,528
Qatar ...................................................................................................
1,105
Romania .............................................................................................
795
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,853
Senegal ...............................................................................................
133
Serbia .................................................................................................
275
Singapore ...........................................................................................
2,013
South Africa .......................................................................................
4,330
South Korea .......................................................................................
9,716
Spain ..................................................................................................
3,491
Sri Lanka ............................................................................................
222
Sweden ...............................................................................................
3,342
Switzerland ........................................................................................
7,149
Taiwan ................................................................................................
8,289
Thailand .............................................................................................
1,687
Tunisia ................................................................................................
102
Turkey ................................................................................................
1,967
Ukraine ...............................................................................................
341
United Arab Emirates .........................................................................
1,724
United Kingdom .................................................................................
19,841
United States ......................................................................................
422,742
Uruguay ..............................................................................................
892
Uzbekistan ..........................................................................................
162
Zambia ...............................................................................................
901
Total Investments ............................................................................... 681,630
United States ......................................................................................
(9,408)
Total Securities Sold Short ................................................................. (9,408)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 747
Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 955 $ — $ — $ 797
Unrealized appreciation on foreign currency exchange contracts — — 1,06 2 —
Variation margin on futures contracts** 11,136 — — 4,765
Interest rate swap contracts, at fair value — — — 2,013
Credit default swap contracts, at fair value — 2,98 7 — —
Total
$ 1 2 , 091 $ 2,98 7 $ 1,06 2 $ 7, 575
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 1,375 $ — $ — $ 21
Unrealized depreciation on foreign currency exchange contracts — — 1,42 6 —
Options written, at fair value 1,066 — — —
Interest rate swap contracts, at fair value — — — 1,445
Credit default swap contracts, at fair value — 92 8 — —
Total
$ 2 , 441 $ 92 8 $ 1,42 6 $ 1 , 466
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ 203
Futures contracts (13,605) — — (12,495)
Interest rate swap contracts — — — 6,360
Credit default swap contracts — 1,909 — —
Foreign currency exchange contracts — — 110 —
Total
$ (13,605) $ 1,909 $ 110 $ (5,932)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (426) $ — $ — $ (801)
Futures contracts 18,703 — — 19,275
Options written — — — 271
Interest rate swap contracts — — — (9,785)
Credit default swap contracts — (2,435) — —
Foreign currency exchange contracts — — (957) —
Total
$ 18,277 $ (2,435) $ (957) $ 8,960
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
748 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,752 $ — $ 1,752
Securities on Loan* Investments, at fair value 2,987 — 2,987
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,062 — 1,062
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,013 — 2,013
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,987 — 2,987
Total Financial and Derivative Assets
10,801 — 10,801
Financial and Derivative Assets not subject to a netting agreement
(4,882) — (4,882)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,919 $ — $ 5,919
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 665 $ 76 $ 241 $ 348
Bank of Montreal
322 35 — 287
Bank of New York
285 204 — 81
Bank of Nova Scotia
93 — 93 —
Barclays
1,127 — 1,127 —
Citigroup
115 — 115 —
Fidelity
254 — — 254
Goldman Sachs
1,056 — 815 241
HSBC
107 37 — 70
JPMorgan Chase
38 2 — 36
Morgan Stanley
1,032 — 1,032 —
Northern Trust
10 — — 10
Royal Bank of Canada
266 94 — 172
State Street
30 25 — 5
Toronto Dominion Bank
109 36 — 73
UBS
71 71 — —
Wells Fargo
339 — — 339
Total
$ 5,919 $ 580 $ 3,423 $ 1,916

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 749
Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,426 $ — $ 1,426
Options Written Contracts Options written, at fair value 1,066 — 1,066
Short Sales Securities sold short, at fair value 9,408 — 9,408
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,445 — 1,445
Credit Default Swap Contracts Credit default swap contracts, at fair value 928 — 928
Total Financial and Derivative Liabilities
14,273 — 14,273
Financial and Derivative Liabilities not subject to a netting agreement
(3,439) — (3,439)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,834 $ — $ 10,834
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 94 $ 76 $ — $ 18
Bank of Montreal 35 35 — —
Bank of New York 204 204 — —
HSBC 37 37 — —
JPMorgan Chase 2 2 — —
Royal Bank of Canada 94 94 — —
State Street 10,149 25 9,408 716
Toronto Dominion Bank 36 36 — —
UBS 183 71 — 112
Total
$ 10,834 $ 580 $ 9,408 $ 846
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
750 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 667,382
Investments, at fair value(*)(>) ....................................................................................................................................................
681,630
Foreign currency holdings(^) ....................................................................................................................................................... 1,288
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,06 2
Receivables:
Dividends and interest ...................................................................................................................................................... 3,899
Dividends from affiliated funds ....................................................................................................................................... 269
Investments sold ............................................................................................................................................................... 13,468
Fund shares sold ............................................................................................................................................................... 229
From broker(a)(b) ............................................................................................................................................................ 19,838
Variation margin on futures contracts .............................................................................................................................. 14,519
Prepaid expenses .......................................................................................................................................................................... 4
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 2,013
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,98 7
Total assets ...............................................................................................................................................................
741,20 6
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 183
Due to broker (c)(d)(e) ..................................................................................................................................................... 11,063
Investments purchased ..................................................................................................................................................... 78,495
Fund shares redeemed ...................................................................................................................................................... 291
Accrued fees to affiliates .................................................................................................................................................. 394
Other accrued expenses .................................................................................................................................................... 323
Deferred capital gains tax liability ................................................................................................................................... 42
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,42 6
Options written, at fair value(x) ................................................................................................................................................... 1,066
Securities sold short, at fair value(‡) ........................................................................................................................................... 9,408
Payable upon return of securities loaned ..................................................................................................................................... 3,027
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 1,445
Credit default swap contracts, at fair value(+) ............................................................................................................................. 92 8
Total liabilities ...........................................................................................................................................................
108,09 1
Net Assets ...............................................................................................................................................................
$ 633,115

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 751
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (38,390)
Shares of beneficial interest .........................................................................................................................................................
656
Additional paid-in capital ............................................................................................................................................................
670,849
Net Assets ...............................................................................................................................................................
$ 633,115
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10 . 21
Class A — Net assets ........................................................................................................................................................... $ 1,558,575
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 161,956
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.45
Class C — Net assets ........................................................................................................................................................... $ 443,311
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 46,928
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.66
Class M — Net assets .......................................................................................................................................................... $ 114,472,047
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,853,179
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.64
Class S — Net assets ............................................................................................................................................................ $ 398,555,200
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 41,340,999
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 9.67
Class Y — Net assets ........................................................................................................................................................... $ 118,085,379
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 12,211,229
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,284
(*)     Securities on loan included in investments $ 2,987
(x)     Premiums received on options written $ 1,337
(•)     Interest rate swap contracts - premiums paid (received) $ (2,709)
(+)     Credit default swap contracts - premiums paid (received) $ 2,724
(‡)     Proceeds on securities sold short $ 9,334
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 69,543
(a)     Receivable from Broker for Futures $ 17,916
(b)     Receivable from Broker for Swaps $ 1,922
(c)     Due to Broker for Futures $ 969
(d)     Due to Broker for Swaps $ 1,578
(e)     Due to Broker for Options $ 8,516
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
752 Multi-Asset Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,020
Dividends from affiliated funds ....................................................................................................................................... 1,543
Interest .............................................................................................................................................................................. 7,004
Securities lending income (net) ....................................................................................................................................... 33
Total investment income ..............................................................................................................................................................
12,600
Expenses
Advisory fees ................................................................................................................................................................... 2,680
Administrative fees .......................................................................................................................................................... 153
Custodian fees .................................................................................................................................................................. 233
Distribution fees - Class A ............................................................................................................................................... 2
Distribution fees - Class C ............................................................................................................................................... 2
Transfer agent fees - Class A ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 111
Transfer agent fees - Class S ............................................................................................................................................ 402
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 113
Registration fees ............................................................................................................................................................... 43
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ..................................................................................................................................................................... 47
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 3,838
Expense reductions .......................................................................................................................................................... (1,070)
Net expenses ................................................................................................................................................................................
2,768
Net investment income (loss) .......................................................................................................................................................
9,832
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $44) ................................................................................................... (11,024)
Futures contracts .............................................................................................................................................................. (26,100)
Foreign currency exchange contracts ............................................................................................................................... 110
Interest rate swap contracts .............................................................................................................................................. 6,360
Credit default swap contracts ........................................................................................................................................... 1,909
Foreign currency-related transactions .............................................................................................................................. 239
Net realized gain (loss) ................................................................................................................................................................
(28,506)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $67 ) ............................................................ 68,31 8
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 37,978
Options written ................................................................................................................................................................. 271
Foreign currency exchange contracts ............................................................................................................................... (957)
Interest rate swap contracts .............................................................................................................................................. (9,785)
Credit default swap contracts ........................................................................................................................................... (2,435)
Securities sold short ......................................................................................................................................................... (458)
Foreign currency-related transactions .............................................................................................................................. 40 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. 93,340
Net realized and unrealized gain (loss) ........................................................................................................................................ 64,834
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 74,666

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 753
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 9,832 $ 2,538
Net realized gain (loss) ....................................................................................................................... (28,506) (23,057)
Net change in unrealized appreciation (depreciation) ........................................................................ 93,340 (151,451)
Net increase (decrease) in net assets from operations .............................................................................. 74,666 (171,970)
Distributions
To shareholders
Class A .......................................................................................................................................... (16) (113)
Class C .......................................................................................................................................... (3) (30)
Class M ......................................................................................................................................... (1,362) (9,822)
Class S .......................................................................................................................................... (4,612) (38,620)
Class Y .......................................................................................................................................... (1,466) (9,337)
Net decrease in net assets from distributions ............................................................................................ (7,459) (57,922)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (143,647) (38,306)
Total Net Increase (Decrease) in Net Assets ........................................................................
(76,440) (268,198)
Net Assets
Beginning of period .................................................................................................................................. 709,555 977,753
End of period .............................................................................................................................................
$ 633,115 $ 709,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
754 Multi-Asset Growth Strategy Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 8 $ 79 67 $ 659
Proceeds from reinvestment of distributions 2 16 11 113
Payments for shares redeemed (18) (172) (83) (770)
Net increase (decrease)
(8) (77) (5) 2
Class C
Proceeds from shares sold 4 35 46 494
Proceeds from reinvestment of distributions —** 3 3 30
Payments for shares redeemed (13) (123) (17) (162)
Net increase (decrease)
(9) (85) 32 362
Class M
Proceeds from shares sold 1,748 16,211 1,886 18,728
Proceeds from reinvestment of distributions 144 1,362 942 9,821
Payments for shares redeemed (4,594) (41,200) (2,817) (27,390)
Net increase (decrease)
(2,702) (23,627) 11 1,159
Class S
Proceeds from shares sold 1,385 12,844 5,152 51,790
Proceeds from reinvestment of distributions 487 4,595 3,698 38,541
Payments for shares redeemed (14,48 2 ) (130,378) (12,819) (124,935)
Net increase (decrease)
(12,6 1 0) (112,939) (3,969) (34,604)
Class Y
Proceeds from shares sold 43 405 303 3,039
Proceeds from reinvestment of distributions 155 1,466 894 9,337
Payments for shares redeemed (949) (8,790) (1,823) (17,601)
Net increase (decrease)
(751) (6,919) (626) (5,225)
Total increase (decrease)
(16,0 80 ) $ (143,647) (4,557) $ (38,306)

See accompanying notes which are an integral part of the financial statements.
756 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 8.66 .13 .93 1.06 (.10) —
October 31, 2022 11.32 (—)
(Ɵ)
(2.01) (2.01) (.11) (.54)
October 31, 2021(ɸ) 9.54 —
(Ɵ)
1.81 1.81 (.03) —
October 31, 2020(ɸ) 10.33 .04 (.53) (.49) (.26) —
October 31, 2019(ɸ) 10.07 .17 .30 .47 (.16) (.05)
October 31, 2018(ɸ) 10.59 .17 (.47) (.30) (.14) (.08)
Class C
April 30, 2023* 8.51 .10 .90 1.00 (.06) —
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54)
October 31, 2021(ɸ) 9.46 (.07) 1.78 1.71 (.01) —
October 31, 2020(ɸ) 10.30 (.04) (.52) (.56) (.25) —
October 31, 2019(ɸ) 10.05 .10 .28 .38 (.08) (.05)
October 31, 2018(ɸ) 10.58 .10 (.48) (.38) (.07) (.08)
Class M
April 30, 2023* 8.69 .14 .94 1.08 (.11) —
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54)
October 31, 2021(ɸ) 9.55 .05 1.79 1.84 (.05) —
October 31, 2020(ɸ) 10.31 .10 (.53) (.43) (.28) —
October 31, 2019(ɸ) 10.06 .22 .27 .49 (.19) (.05)
October 31, 2018(ɸ) 10.57 .21 (.47) (.26) (.17) (.08)
Class S
April 30, 2023* 8.68 .14 .93 1.07 (.11) —
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54)
October 31, 2021(ɸ) 9.54 .04 1.79 1.83 (.04) —
October 31, 2020(ɸ) 10.31 .09 (.54) (.45) (.27) —
October 31, 2019(ɸ) 10.05 .20 .29 .49 (.18) (.05)
October 31, 2018(ɸ) 10.57 .20 (.48) (.28) (.16) (.08)
Class Y
April 30, 2023* 8.71 .15 .93 1.08 (.12) —
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54)
October 31, 2021(ɸ) 9.55 .04 1.82 1.86 (.05) —
October 31, 2020(ɸ) 10.32 .10 (.54) (.44) (.28) —
October 31, 2019(ɸ) 10.06 .22 .29 .51 (.20) (.05)
October 31, 2018(ɸ) 10.58 .22 (.48) (.26) (.18) (.08)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 757
$
Return of
Capital
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
(ɯ)
%
Ratio of Net
Investment
Income
to Average
Net Assets
(Ƃ)
(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
— (.10) 9.62 12.25 1,559 1.50 1.18 2.86 36
— (.65) 8.66 (18.73) 1,474 1.48 1.16 (.01) 157
— (.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.04) (.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
— (.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
— (.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— (.06) 9.45 11.79 443 2.25 1.93 2.14 36
— (.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
— (.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.03) (.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
— (.13) 10.30 3.84 324 2.21 1.93 1.01 172
— (.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— (.11) 9.66 12.51 114,472 1.25 .83 3.12 36
— (.68) 8.69 (18.38) 126,529 1.23 .81 .34 157
— (.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.05) (.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
— (.24) 10.31 4.97 236,943 1.22 .84 2.16 172
— (.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
— (.11) 9.64 12.35 398,555 1.25 .93 3.07 36
— (.67) 8.68 (18.46) 468,226 1.23 .91 .25 157
— (.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.05) (.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
— (.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
— (.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
— (.12) 9.67 12.43 118,086 1.06 .73 3.31 36
— (.68) 8.71 (18.2 8) 112,849 1.03 .71 .44 157
— (.05) 11.36 19.48 154,330 .99 .75 .39 207
(.05) (.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
— (.25) 10.32 5.16 10,330 1.01 .74 2.15 172
— (.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
758 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 285,715
Administrative fees 25,062
Distribution fees 592
Shareholder servicing fees 90
Transfer agent fees 75,483
Trustee fees 7,308
$ 394,250
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 92,804 $ 471,562 $ 497,854 $ — $ 4 $ 66,516 $ 1,543 $ —
U.S. Cash Collateral Fund 3,086 31,414 31,473 — — 3,027 59 —
$ 95,890 $ 502,976 $ 529,327 $ — $ 4 $ 69,543 $ 1,602 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 672,829,538 $ 34,381,651 $ (19,703,779) $ 14,677,872

Multifactor U.S. Equity Fund 759
Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,072.50 $ 1,020.83
Expenses Paid During Period* $ 4.11 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,068.90 $ 1,017.11
Expenses Paid During Period* $ 7.95 $ 7.75
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,074.80 $ 1,022.81
Expenses Paid During Period* $ 2.06 $ 2.01
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

760 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,074.90 $ 1,022.91
Expenses Paid During Period* $ 1.95 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,074.00 $ 1,022.07
Expenses Paid During Period* $ 2.83 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,075.10 $ 1,023.06
Expenses Paid During Period* $ 1.80 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 761
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 12.5%
Advance Auto Parts, Inc. 1,621 204
Amazon.com, Inc.(Æ) 112,387 11,851
Amerco, Inc. 3,860 212
AutoNation, Inc.(Æ) 2,050 270
AutoZone, Inc.(Æ) 328 874
Bath & Body Works, Inc. 13,732 482
Best Buy Co., Inc. 8,607 641
BJ's Wholesale Club Holdings, Inc.(Æ) 3,827 292
BorgWarner, Inc. 9,156 441
Boyd Gaming Corp. 4,914 341
Brunswick Corp. 3,531 299
Cable One, Inc. 114 86
Caesars Entertainment, Inc.(Æ) 3,014 137
Capri Holdings, Ltd.(Æ) 5,595 232
CarMax, Inc.(Æ) 4,504 315
Charter Communications, Inc. Class A(Æ) 2,517 928
Chipotle Mexican Grill, Inc. Class A(Æ) 621 1,284
Churchill Downs, Inc. 448 131
Comcast Corp. Class A 60,625 2,508
Costco Wholesale Corp. 4,668 2,349
Curtiss-Wright Corp. 1,058 180
Deckers Outdoor Corp.(Æ) 910 436
Dick's Sporting Goods, Inc. 3,406 494
DISH Network Corp. Class A(Æ) 9,840 74
Dollar General Corp. 1,265 280
Dollar Tree, Inc.(Æ) 1,028 158
DR Horton, Inc. 12,515 1,374
eBay, Inc. 8,179 380
Expedia Group, Inc.(Æ) 1,155 109
FactSet Research Systems, Inc. 1,610 663
Five Below, Inc.(Æ) 960 189
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 126
Ford Motor Co. 76,716 911
Fox Corp. Class A 14,397 479
Gap, Inc. (The) 18,270 175
Garmin, Ltd. 5,059 497
General Motors Co. 31,601 1,044
Genuine Parts Co. 4,604 775
Grand Canyon Education, Inc.(Æ) 2,292 272
Hanesbrands, Inc. 6,916 36
Harley-Davidson, Inc. 9,061 336
Hilton Worldwide Holdings, Inc. 2,487 358
Home Depot, Inc. (The) 10,445 3,139
Interpublic Group of Cos., Inc. (The) 19,944 713
Kohl's Corp. 7,128 157
Las Vegas Sands Corp.(Æ) 1,986 127
Lear Corp. 2,115 270
Leggett & Platt, Inc. 3,991 129
Lennar Corp. Class A 8,864 1,000
Liberty Broadband Corp. Class C(Æ) 1,505 128
Liberty Media Corp. Class C(Æ) 8,296 232
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 3,275 236
Lithia Motors, Inc. Class A 1,345 297
Live Nation Entertainment, Inc.(Æ) 2,282 155
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lowe's Cos., Inc. 3,331 692
Lululemon Athletica, Inc.(Æ) 2,184 830
Marriott International, Inc. Class A 3,686 624
Marriott Vacations Worldwide Corp. 1,284 173
McDonald's Corp. 5,170 1,529
MGM Resorts International 5,885 264
Netflix, Inc.(Æ) 4,763 1,571
New York Times Co. (The) Class A 7,004 278
Newell Rubbermaid, Inc. 12,263 149
News Corp. Class A 19,454 343
Nexstar Media Group, Inc. Class A 2,160 375
Nike, Inc. Class B 7,521 953
nVent Electric PLC 6,878 288
NVR, Inc.(Æ) 159 929
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 119
Omnicom Group, Inc. 8,985 814
O'Reilly Automotive, Inc.(Æ) 863 792
Paramount Global Class B 15,904 371
Penn National Gaming, Inc.(Æ) 3,168 94
Penske Automotive Group, Inc. 1,859 258
PulteGroup, Inc. 11,597 779
PVH Corp. 4,433 380
Ralph Lauren Corp. Class A 1,281 147
Ross Stores, Inc. 936 100
Sensata Technologies Holding PLC 5,184 225
Service Corp. International 4,005 281
Sirius XM Holdings, Inc.(Ñ) 26,571 101
Skechers USA, Inc. Class A(Æ) 3,389 180
Starbucks Corp. 8,495 971
Tapestry, Inc. 10,881 444
Target Corp. 3,432 541
Tesla, Inc.(Æ) 28,117 4,620
TJX Cos., Inc. (The) 10,919 861
Toll Brothers, Inc. 4,191 268
Tractor Supply Co. 3,343 797
Travel + Leisure Co. 5,047 193
TripAdvisor, Inc.(Æ) 4,785 85
Ulta Beauty, Inc.(Æ) 1,714 945
Victoria's Secret & Co.(Æ) 3,943 122
Walmart, Inc. 16,957 2,560
Walt Disney Co. (The)(Æ) 6,222 638
Warner Bros Discovery, Inc.(Æ) 53,485 728
Whirlpool Corp. 1,531 214
Williams-Sonoma, Inc. 3,841 465
World Wrestling Entertainment, Inc. Class A 1,264 135
YETI Holdings, Inc.(Æ) 2,278 90
Yum! Brands, Inc. 2,415 340
68,462
Consumer Staples - 5.6%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 137
Altria Group, Inc. 8,114 386
Aramark 2,461 85
Archer-Daniels-Midland Co. 20,486 1,600
Boston Beer Co., Inc. Class A(Æ) 442 140
Brown-Forman Corp. Class B - ADR 2,082 136

See accompanying notes which are an integral part of the financial statements.
762 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bunge, Ltd. 6,757 632
Campbell Soup Co. 7,310 397
Casey's General Stores, Inc. 2,362 540
Church & Dwight Co., Inc. 6,005 583
Clorox Co. (The) 1,775 294
Coca-Cola Co. (The) 44,866 2,878
Colgate-Palmolive Co. 3,818 305
Conagra Brands, Inc. 18,348 697
CVS Health Corp. 29,140 2,136
Estee Lauder Cos., Inc. (The) Class A 1,849 456
Flowers Foods, Inc. 11,939 328
General Mills, Inc. 8,889 788
Hershey Co. (The) 4,350 1,188
Hormel Foods Corp. 5,138 208
Ingredion, Inc. 5,002 531
JM Smucker Co. (The) 3,381 522
Kellogg Co. 4,248 296
Kimberly-Clark Corp. 2,386 346
Kraft Heinz Foods Co. 25,409 998
Kroger Co. (The) 28,820 1,402
McCormick & Co., Inc. 3,152 277
Molson Coors Beverage Co. Class B 7,021 418
Mondelez International, Inc. Class A 8,681 666
Monster Beverage Corp.(Æ) 13,188 739
PepsiCo, Inc. 19,497 3,722
Performance Food Group Co.(Æ) 2,304 144
Philip Morris International, Inc. 8,020 802
Pilgrim's Pride Corp.(Æ) 5,757 131
Procter & Gamble Co. (The) 25,093 3,924
Reynolds Consumer Products, Inc. 3,726 104
Sysco Corp. 4,117 316
Tyson Foods, Inc. Class A 9,982 624
Walgreens Boots Alliance, Inc. 24,123 850
30,726
Energy - 4.9%
Cabot Oil & Gas Corp. 26,677 683
Chevron Corp. 30,339 5,115
Devon Energy Corp. 19,505 1,042
Diamondback Energy, Inc. 5,129 729
Enphase Energy, Inc.(Æ) 2,244 368
EOG Resources, Inc. 9,896 1,182
EQT Corp. 12,258 427
Exxon Mobil Corp. 62,836 7,436
Halliburton Co. 17,271 566
Hess Corp. 2,165 314
HF Sinclair Corp. 4,216 186
Kinder Morgan, Inc. 26,255 450
Marathon Oil Corp. 24,284 587
Marathon Petroleum Corp. 10,557 1,288
NOV, Inc. 11,219 188
Occidental Petroleum Corp. 14,767 909
ONEOK, Inc. 2,575 168
PDC Energy, Inc. 2,086 136
Phillips 66 12,504 1,238
Pioneer Natural Resources Co. 5,119 1,114
Plug Power, Inc.(Æ)(Ñ) 7,747 70
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Schlumberger, Ltd. 14,560 719
Texas Pacific Land Corp. 93 137
Valero Energy Corp. 12,518 1,435
Williams Cos., Inc. (The) 4,298 130
26,617
Financial Services - 13.5%
Affiliated Managers Group, Inc. 1,040 150
Aflac, Inc. 14,725 1,029
Allstate Corp. (The) 4,702 544
Ally Financial, Inc. 4,692 124
American Express Co. 7,087 1,143
American Financial Group, Inc. 3,039 373
American Homes 4 Rent Class A(ö) 6,005 200
American International Group, Inc. 15,095 801
American Tower Corp.(ö) 2,767 566
Americold Realty Trust, Inc.(ö) 3,544 105
Ameriprise Financial, Inc. 2,190 668
Annaly Capital Management, Inc.(ö) 3,545 71
Aon PLC Class A 1,734 564
Apartment Income REIT Corp.(ö) 2,909 108
Apollo Global Management, Inc. 5,784 367
Arch Capital Group, Ltd.(Æ) 14,433 1,084
Arthur J Gallagher & Co. 4,283 891
Assurant, Inc. 1,238 152
AvalonBay Communities, Inc.(ö) 959 173
AXA Equitable Holdings 12,709 330
Bank of America Corp. 68,903 2,018
Bank of New York Mellon Corp. (The) 14,167 603
Bank OZK 2,969 106
Berkshire Hathaway, Inc. Class B(Æ) 22,813 7,495
BlackRock, Inc. Class A 1,257 844
Brighthouse Financial, Inc.(Æ) 2,736 121
Brixmor Property Group, Inc.(ö) 5,645 120
Brown & Brown, Inc. 9,698 624
Capital One Financial Corp. 4,309 419
Carlyle Group, LP 5,168 157
Cboe Global Markets, Inc. 4,037 564
CBRE Group, Inc. Class A(Æ) 13,119 1,006
Charles Schwab Corp. (The) 12,496 653
Chubb, Ltd. 7,579 1,528
Cincinnati Financial Corp. 3,637 387
Citigroup, Inc. 15,120 712
Citizens Financial Group, Inc. 8,365 259
CME Group, Inc. Class A 620 115
Comerica, Inc. 2,522 109
Commerce Bancshares, Inc. 2,743 153
Crown Castle, Inc.(ö) 2,252 277
CubeSmart(ö) 3,425 156
Cullen/Frost Bankers, Inc. 1,620 179
Discover Financial Services 3,792 392
East West Bancorp, Inc. 3,957 205
EastGroup Properties, Inc.(ö) 625 104
EPR Properties(ö) 2,953 124
Equinix, Inc.(ö) 1,318 954
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 200
Equity Residential(ö) 3,535 224

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 763
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Essex Property Trust, Inc.(ö) 677 149
Evercore, Inc. Class A 1,168 133
Everest Re Group, Ltd. 1,128 426
Extra Space Storage, Inc.(ö) 2,138 325
F&G Annuities & Life, Inc. 997 18
Federal Realty Investment Trust(ö) 1,116 110
Fidelity National Financial, Inc. 9,324 331
Fifth Third Bancorp 8,462 222
First American Financial Corp. 3,491 201
First Citizens BancShares, Inc. Class A 324 326
First Horizon National Corp. 8,099 142
First Industrial Realty Trust, Inc.(ö) 2,309 121
Franklin Resources, Inc. 6,694 180
Gaming and Leisure Properties, Inc.(ö) 5,520 287
Globe Life, Inc. 3,328 361
Goldman Sachs Group, Inc. (The) 3,353 1,152
Hartford Financial Services Group, Inc. 12,390 880
Host Hotels & Resorts, Inc.(ö) 18,023 291
Huntington Bancshares, Inc. 23,297 261
Interactive Brokers Group, Inc. Class A 2,125 165
Intercontinental Exchange, Inc. 4,662 508
Invesco, Ltd. 8,886 152
Invitation Homes, Inc.(ö) 7,460 249
Iron Mountain, Inc.(ö) 4,828 267
Janus Henderson Group PLC 3,858 100
Jefferies Financial Group, Inc. 5,383 172
Jones Lang LaSalle, Inc.(Æ) 1,440 200
JPMorgan Chase & Co. 38,700 5,350
KeyCorp. 12,949 146
Lazard, Ltd. Class A 2,386 75
Life Storage, Inc.(ö) 836 112
Lincoln National Corp. 5,679 123
Loews Corp. 4,121 237
LPL Financial Holdings, Inc. 2,880 601
M&T Bank Corp. 3,636 457
Markel Corp.(Æ) 280 383
Marsh & McLennan Cos., Inc. 5,166 931
MasterCard, Inc. Class A 11,377 4,324
Medical Properties Trust, Inc.(ö) 17,145 150
MetLife, Inc. 11,115 682
MGIC Investment Corp. 15,038 224
Mid-America Apartment Communities, Inc.
(ö) 1,198 184
Morgan Stanley 12,908 1,161
Nasdaq, Inc. 6,114 339
National Retail Properties, Inc.(ö) 5,492 239
New York Community Bancorp, Inc. 10,894 116
Northern Trust Corp. 4,212 329
Old Republic International Corp. 12,349 312
Omega Healthcare Investors, Inc.(ö) 10,330 276
OneMain Holdings, Inc. 2,166 83
PacWest Bancorp(Ñ) 3,048 31
Pinnacle Financial Partners, Inc. 1,658 90
PNC Financial Services Group, Inc. (The) 5,585 727
Popular, Inc. 2,169 130
Primerica, Inc. 1,046 191
Principal Financial Group, Inc. 6,747 504
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 7,155 976
Prologis, LP(ö) 2,623 329
Prudential Financial, Inc. 4,770 415
Public Storage(ö) 1,989 586
Raymond James Financial, Inc. 7,234 655
Realty Income Corp.(ö) 3,858 242
Regency Centers Corp.(ö) 2,272 140
Regions Financial Corp. 16,360 299
Reinsurance Group of America, Inc. Class A 851 121
Rexford Industrial Realty, Inc.(ö) 3,150 176
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 2,578 105
SBA Communications Corp.(ö) 1,397 365
SEI Investments Co. 2,431 143
Simon Property Group, Inc.(ö) 1,807 205
Spirit Realty Capital, Inc.(ö) 2,595 100
State Street Corp. 5,937 429
Stifel Financial Corp. 2,356 141
Sun Communities, Inc.(ö) 777 108
Synchrony Financial 7,590 224
Synovus Financial Corp. 5,831 180
T. Rowe Price Group, Inc. 4,745 533
Tradeweb Markets, Inc. Class A 2,265 160
Travelers Cos., Inc. (The) 5,037 912
Truist Financial Corp. 18,944 617
UDR, Inc.(ö) 3,307 137
Unum Group 5,523 233
Upstart Holdings, Inc.(Æ)(Ñ) 1,472 21
US Bancorp 18,643 639
VICI Properties, Inc.(ö) 6,092 207
Visa, Inc. Class A 21,896 5,096
Voya Financial, Inc. 1,947 149
Webster Financial Corp. 3,523 131
Western Alliance Bancorp 3,310 123
Western Union Co. (The) 28,594 313
Weyerhaeuser Co.(ö) 21,468 642
Willis Towers Watson PLC 2,394 554
Wintrust Financial Corp. 1,435 98
WP Carey, Inc.(ö) 1,744 129
WR Berkley Corp. 10,814 637
Zions Bancorp NA 2,460 69
73,826
Health Care - 13.3%
10X Genomics, Inc. Class A(Æ) 1,581 83
Abbott Laboratories 15,592 1,722
AbbVie, Inc. 21,684 3,277
ABIOMED, Inc.(Æ)(Š) 505 1
Agilent Technologies, Inc. 7,404 1,003
Align Technology, Inc.(Æ) 1,330 433
AmerisourceBergen Corp. Class A 2,291 382
Amgen, Inc. 5,439 1,304
Azenta, Inc.(Æ) 4,267 186
Baxter International, Inc. 3,630 173
Becton Dickinson & Co. 1,507 398
Biogen, Inc.(Æ) 4,740 1,442
BioMarin Pharmaceutical, Inc.(Æ) 3,717 357

See accompanying notes which are an integral part of the financial statements.
764 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boston Scientific Corp.(Æ) 18,737 977
Bristol-Myers Squibb Co. 23,995 1,602
Bruker Corp. 2,468 195
Cardinal Health, Inc. 3,469 285
Centene Corp.(Æ) 16,500 1,137
Chemed Corp. 436 240
Cigna Corp. 8,340 2,112
Cooper Cos., Inc. (The) 984 375
Danaher Corp. 6,679 1,582
Dentsply Sirona, Inc. 2,066 87
DexCom, Inc.(Æ) 6,553 795
Doximity, Inc. Class A(Æ) 3,621 133
Edwards Lifesciences Corp.(Æ) 6,725 592
Elevance Health, Inc. 5,957 2,792
Eli Lilly & Co. 11,336 4,487
Encompass Health Corp. 1,020 65
Envista Holdings Corp.(Æ) 7,324 282
Exelixis, Inc.(Æ) 15,607 286
Gilead Sciences, Inc. 17,145 1,409
Globus Medical, Inc. Class A(Æ) 3,559 207
HCA Healthcare, Inc. 772 222
Henry Schein, Inc.(Æ) 5,162 417
Hologic, Inc.(Æ) 8,598 739
Horizon Therapeutics PLC(Æ) 6,603 734
Humana, Inc. 3,321 1,762
IDEXX Laboratories, Inc.(Æ) 945 465
Incyte Corp.(Æ) 3,475 259
Insulet Corp.(Æ) 1,326 422
Intuitive Surgical, Inc.(Æ) 3,752 1,130
IQVIA Holdings, Inc.(Æ) 1,661 313
Jazz Pharmaceuticals PLC(Æ) 1,492 210
Johnson & Johnson 31,897 5,222
Laboratory Corp. of America Holdings 1,521 345
Masimo Corp.(Æ) 881 167
McKesson Corp. 2,038 742
Medtronic PLC 4,750 432
Merck & Co., Inc. 37,968 4,384
Moderna, Inc.(Æ) 3,180 423
Molina Healthcare, Inc.(Æ) 1,797 535
Neurocrine Biosciences, Inc.(Æ) 3,159 319
Novavax, Inc.(Æ)(Ñ) 5,592 43
Penumbra, Inc.(Æ) 925 263
Pfizer, Inc. 90,678 3,526
Qiagen NV(Æ) 2,880 128
Quest Diagnostics, Inc. 6,248 867
QuidelOrtho Corp.(Æ) 1,061 95
Regeneron Pharmaceuticals, Inc.(Æ) 1,234 989
Repligen Corp.(Æ) 1,066 162
ResMed, Inc. 3,200 771
Seagen, Inc.(Æ) 1,684 337
STERIS PLC 1,376 259
Stryker Corp. 2,844 852
Syneos Health, Inc. Class A(Æ) 3,736 147
Teleflex, Inc. 803 219
Thermo Fisher Scientific, Inc. 4,119 2,286
United Therapeutics Corp.(Æ) 3,175 731
UnitedHealth Group, Inc. 12,854 6,325
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Health Services, Inc. Class B 1,909 287
Veeva Systems, Inc. Class A(Æ) 2,793 500
Vertex Pharmaceuticals, Inc.(Æ) 4,346 1,481
Viatris, Inc. 36,321 339
Waters Corp.(Æ) 815 245
West Pharmaceutical Services, Inc. 1,349 487
Zimmer Biomet Holdings, Inc. 3,045 422
Zoetis, Inc. Class A 6,017 1,058
72,462
Materials and Processing - 4.8%
Acuity Brands, Inc. 2,035 320
Advanced Drainage Systems, Inc. 823 71
Air Products & Chemicals, Inc. 3,340 983
Albemarle Corp. 2,796 519
Alcoa Corp. 5,478 203
Amcor PLC 21,726 238
AptarGroup, Inc. 2,425 287
Berry Plastics Group, Inc. 6,333 366
Builders FirstSource, Inc.(Æ) 7,762 736
Carrier Global Corp. 11,190 468
Celanese Corp. Class A 3,102 330
CF Industries Holdings, Inc. 8,338 597
Chemours Co. (The) 10,639 309
Cleveland-Cliffs, Inc.(Æ) 15,362 236
Copart, Inc.(Æ) 12,543 992
Darling Ingredients, Inc.(Æ) 3,004 179
Dow, Inc. 19,565 1,064
DuPont de Nemours, Inc. 2,749 192
Eagle Materials, Inc. 2,168 321
Eastman Chemical Co. 4,027 339
Ecolab, Inc. 1,904 320
Element Solutions, Inc. 6,819 124
Fastenal Co. 11,487 618
FMC Corp. 3,694 457
Fortune Brands Innovations, Inc. 2,644 171
Freeport-McMoRan, Inc. 10,990 417
General Electric Co. 2,004 198
Graphic Packaging Holding Co. 11,124 274
Huntsman Corp. 9,984 267
International Flavors & Fragrances, Inc. 1,489 144
International Paper Co. 13,929 461
Johnson Controls International PLC 4,358 261
LKQ Corp. 13,046 753
Louisiana-Pacific Corp. 3,966 237
LyondellBasell Industries Class A 8,944 846
Martin Marietta Materials, Inc. 664 241
Masco Corp. 6,378 341
Masterbrand, Inc.(Æ) 2,644 21
MDU Resources Group, Inc. 10,801 316
Mohawk Industries, Inc.(Æ) 1,594 169
Mosaic Co. (The) 15,636 670
MP Materials Corp.(Æ) 3,649 79
NewMarket Corp. 220 88
Nucor Corp. 9,211 1,365
Olin Corp. 7,302 405
Owens Corning 5,540 592

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 765
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Packaging Corp. of America 5,414 732
Pool Corp. 663 233
PPG Industries, Inc. 2,028 284
Reliance Steel & Aluminum Co. 3,680 912
RPM International, Inc. 3,699 303
Sealed Air Corp. 6,555 315
Silgan Holdings, Inc. 1,496 74
SiteOne Landscape Supply, Inc.(Æ) 1,188 176
Sonoco Products Co. 6,072 368
Southern Copper Corp. 2,169 167
Steel Dynamics, Inc. 10,382 1,079
Timken Co. (The) 4,164 320
Trane Technologies PLC 2,532 470
Trex Co., Inc.(Æ) 3,883 212
United States Steel Corp. 11,931 273
Univar Solutions, Inc. - ADR(Æ) 9,718 345
Valmont Industries, Inc. 866 252
Valvoline, Inc. 6,367 220
Vulcan Materials Co. 1,289 226
Watsco, Inc. 1,131 392
Westlake Chemical Corp. 1,494 170
Westrock Co. 7,755 232
26,340
Producer Durables - 9.4%
3M Co. 9,808 1,042
AECOM 3,146 261
AGCO Corp. 2,927 363
Alaska Air Group, Inc.(Æ) 2,680 116
Allison Transmission Holdings, Inc. Class A 2,521 123
Ametek, Inc. 4,517 623
Amphenol Corp. Class A 12,636 954
AO Smith Corp. 5,624 384
Automatic Data Processing, Inc. 4,435 976
Avery Dennison Corp. 1,712 299
Axon Enterprise, Inc.(Æ) 1,550 327
Block, Inc. Class A(Æ) 7,380 449
Booz Allen Hamilton Holding Corp. Class A 3,035 290
Caterpillar, Inc. 4,247 929
CH Robinson Worldwide, Inc. 4,499 454
Cintas Corp. 2,117 965
Clean Harbors, Inc.(Æ) 1,380 200
CoStar Group, Inc.(Æ) 5,088 391
Crane Co. 1,802 130
Crane Holdings Co. 1,802 85
CSX Corp. 12,475 382
Cummins, Inc. 3,361 790
Deere & Co. 3,228 1,220
Delta Air Lines, Inc.(Æ) 4,661 160
Donaldson Co., Inc. 4,112 261
Dover Corp. 2,820 412
Eaton Corp. PLC 4,748 793
Emerson Electric Co. 7,783 648
Equifax, Inc. 1,210 252
Expeditors International of Washington, Inc. 8,427 959
FedEx Corp. 6,224 1,418
FleetCor Technologies, Inc.(Æ) 405 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortive Corp. 8,271 522
FTI Consulting, Inc.(Æ) 1,386 250
Gartner, Inc.(Æ) 1,795 543
Generac Holdings, Inc.(Æ) 1,519 155
General Dynamics Corp. 5,709 1,246
Gentex Corp. 9,384 259
Global Payments, Inc. 1,310 148
Graco, Inc. 6,024 478
H&R Block, Inc. 5,359 182
HEICO Corp. 1,515 255
Honeywell International, Inc. 4,081 816
Howmet Aerospace, Inc. 5,032 223
Hubbell, Inc. Class B 1,984 534
Huntington Ingalls Industries, Inc. 1,209 244
IDEX Corp. 2,128 439
Illinois Tool Works, Inc. 2,807 679
Ingersoll Rand, Inc. 4,090 233
JB Hunt Transport Services, Inc. 3,428 601
Keysight Technologies, Inc.(Æ) 5,823 842
Knight-Swift Transportation Holdings, Inc. 8,727 491
L3Harris Technologies, Inc. 1,389 271
Lamb Weston Holdings, Inc. 3,056 342
Landstar System, Inc. 943 166
Lincoln Electric Holdings, Inc. 2,244 377
Littelfuse, Inc. 572 139
ManpowerGroup, Inc. 3,723 282
MarketAxess Holdings, Inc. 417 133
Mettler-Toledo International, Inc.(Æ) 435 649
Moody's Corp. 863 270
Morningstar, Inc. 747 133
MSC Industrial Direct Co., Inc. Class A 2,696 245
National Instruments Corp. 1,491 87
Nordson Corp. 1,576 341
Norfolk Southern Corp. 1,561 317
Northrop Grumman Corp. 639 295
Old Dominion Freight Line, Inc. 3,186 1,021
Oshkosh Corp. 2,462 188
Otis Worldwide Corp. 4,755 406
PACCAR Financial Corp. 19,362 1,446
Parker-Hannifin Corp. 1,411 458
Paychex, Inc. 8,369 919
Paylocity Holding Corp.(Æ) 727 140
Pentair PLC 5,866 341
Quanta Services, Inc. 4,242 720
Regal Rexnord Corp. 2,742 357
Republic Services, Inc. Class A 3,492 505
Robert Half International, Inc. 5,093 372
Rollins, Inc. 10,211 431
Ryder System, Inc. 3,441 272
S&P Global, Inc. 2,995 1,086
Snap-on, Inc. 3,603 935
Southwest Airlines Co. 26,951 816
Stanley Black & Decker, Inc. 3,884 335
Teledyne Technologies, Inc.(Æ) 1,213 503
Tetra Tech, Inc. 722 100
Textron, Inc. 9,855 660
TopBuild Corp.(Æ) 598 135

See accompanying notes which are an integral part of the financial statements.
766 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Toro Co. (The) 5,033 525
Trade Desk, Inc. (The) Class A(Æ) 9,167 590
TransDigm Group, Inc. 414 317
TransUnion 2,960 204
Trimble Navigation, Ltd.(Æ) 6,285 296
Union Pacific Corp. 2,629 514
United Airlines Holdings, Inc.(Æ) 11,040 484
United Parcel Service, Inc. Class B 6,231 1,120
United Rentals, Inc. 2,654 958
Verisk Analytics, Inc. Class A 1,480 287
Waste Management, Inc. 6,099 1,013
WESCO International, Inc. 1,692 244
Westinghouse Air Brake Technologies Corp. 4,274 417
WEX, Inc.(Æ) 782 139
WillScot Mobile Mini Holdings Corp.(Æ) 5,470 248
WW Grainger, Inc. 1,592 1,107
Xylem, Inc. 2,504 260
Zebra Technologies Corp. Class A(Æ) 1,013 292
51,091
Technology - 29.1%
Accenture PLC Class A 5,620 1,575
Activision Blizzard, Inc.(Æ) 8,849 688
Adobe, Inc.(Æ) 3,548 1,340
Advanced Micro Devices, Inc.(Æ) 12,367 1,105
Airbnb, Inc. Class A(Æ) 5,216 624
Akamai Technologies, Inc.(Æ) 2,151 176
Allegion PLC 1,694 187
Alphabet, Inc. Class A(Æ) 106,942 11,479
Alphabet, Inc. Class C(Æ) 49,013 5,304
Alteryx, Inc. Class A(Æ) 2,191 90
Amdocs, Ltd. 7,697 702
Analog Devices, Inc. 8,271 1,488
Ansys, Inc.(Æ) 1,054 331
Apple, Inc. 203,926 34,602
Applied Materials, Inc. 5,253 594
AppLovin Corp. Class A(Æ) 5,973 102
Arista Networks, Inc.(Æ) 6,207 994
Arrow Electronics, Inc.(Æ) 4,106 470
Autodesk, Inc.(Æ) 1,190 232
Avnet, Inc. 6,184 255
Bill.com Holdings, Inc.(Æ) 1,598 123
Bio Techne Corp. 5,508 440
Booking Holdings, Inc.(Æ) 446 1,198
Broadcom, Inc. 4,679 2,931
CACI International, Inc. Class A(Æ) 580 182
Cadence Design Systems, Inc.(Æ) 5,414 1,134
CDW Corp. 4,269 724
Ceridian HCM Holding, Inc.(Æ) 2,431 154
Ciena Corp.(Æ) 4,892 225
Cirrus Logic, Inc.(Æ) 1,237 106
Cisco Systems, Inc. 56,785 2,683
Cloudflare, Inc. Class A(Æ) 3,407 160
Cognex Corp. 3,787 181
Cognizant Technology Solutions Corp.
Class A 18,064 1,079
Concentrix Corp. 2,913 281
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corning, Inc. 23,822 791
Corteva, Inc. 9,849 602
Crowdstrike Holdings, Inc. Class A(Æ) 745 90
Datadog, Inc. Class A(Æ) 2,807 189
Dell Technologies, Inc. Class C 10,702 465
Dolby Laboratories, Inc. Class A 1,887 158
DoorDash, Inc. Class A(Æ) 1,378 84
DXC Technology Co.(Æ) 13,418 320
Dynatrace, Inc.(Æ) 5,630 238
Electronic Arts, Inc. 3,485 444
EPAM Systems, Inc.(Æ) 1,414 399
F5, Inc.(Æ) 1,943 261
Fair Isaac Corp.(Æ) 517 376
Fidelity National Information Services, Inc. 9,740 572
Fiserv, Inc.(Æ) 4,040 493
Five9, Inc.(Æ) 1,943 126
Fortinet, Inc.(Æ) 4,949 312
Genpact, Ltd. 4,195 187
GlobalFoundries, Inc.(Æ)(Ñ) 3,695 217
Globant SA(Æ) 1,379 216
Hewlett Packard Enterprise Co. 67,827 971
HP, Inc. 37,296 1,108
HubSpot, Inc.(Æ) 1,111 468
Intel Corp. 90,521 2,812
International Business Machines Corp. 4,341 549
Intuit, Inc. 2,238 994
Jabil Circuit, Inc. 6,623 518
Jack Henry & Associates, Inc. 2,524 412
Juniper Networks, Inc. 11,766 355
KBR, Inc. 2,227 126
KLA Corp. 1,398 540
Kyndryl Holdings, Inc.(Æ) 4,279 62
Lam Research Corp. 924 484
Lattice Semiconductor Corp.(Æ) 4,056 323
Leidos Holdings, Inc. 3,866 361
Manhattan Associates, Inc.(Æ) 1,544 256
Marvell Technology, Inc. 6,380 252
Meta Platforms, Inc. Class A(Æ) 29,379 7,060
Microchip Technology, Inc. 7,445 543
Micron Technology, Inc. 22,618 1,456
Microsoft Corp. 101,363 31,145
MKS Instruments, Inc. 2,434 204
MongoDB, Inc.(Æ) 967 232
Monolithic Power Systems, Inc. 1,057 488
Motorola Solutions, Inc. 2,678 780
MSCI, Inc. Class A 1,001 483
nCino, Inc.(Æ) 3,423 85
NetApp, Inc. 7,447 468
Nutanix, Inc. Class A(Æ) 5,040 121
NVIDIA Corp. 26,859 7,453
Okta, Inc.(Æ) 2,319 159
ON Semiconductor Corp.(Æ) 13,535 974
Oracle Corp. 16,162 1,531
Palantir Technologies, Inc. Class A(Æ) 31,403 243
Palo Alto Networks, Inc.(Æ) 4,299 784
Paycom Software, Inc. 1,427 414
Pinterest, Inc. Class A(Æ) 11,719 270

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 767
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PTC, Inc.(Æ) 2,257 284
Pure Storage, Inc. Class A(Æ) 6,919 158
Qorvo, Inc.(Æ) 5,416 499
QUALCOMM, Inc. 7,264 848
Roku, Inc.(Æ) 2,235 126
Roper Technologies, Inc. 897 408
Salesforce, Inc.(Æ) 6,757 1,340
Science Applications International Corp. 1,080 110
ServiceNow, Inc.(Æ) 1,818 835
Skyworks Solutions, Inc. 5,850 620
Smartsheet, Inc. Class A(Æ) 3,071 126
Snowflake, Inc. Class A(Æ) 1,631 242
Splunk, Inc.(Æ) 1,512 130
Spotify Technology SA(Æ) 780 104
SS&C Technologies Holdings, Inc. 8,770 513
SYNNEX Corp. 3,111 277
Synopsys, Inc.(Æ) 2,743 1,019
Take-Two Interactive Software, Inc.(Æ) 2,381 296
Teradata Corp.(Æ) 2,887 112
Teradyne, Inc. 3,590 328
Texas Instruments, Inc. 8,919 1,491
Tyler Technologies, Inc.(Æ) 599 227
Uber Technologies, Inc.(Æ) 10,496 326
VeriSign, Inc.(Æ) 1,481 329
VMware, Inc. Class A(Æ) 3,447 431
Western Digital Corp.(Æ) 11,865 409
Wix.com, Ltd.(Æ) 1,422 124
Workday, Inc. Class A(Æ) 3,110 579
Zoom Video Communications, Inc. Class
A(Æ) 3,087 190
Zscaler, Inc.(Æ) 729 66
158,510
Utilities - 3.4%
Alliant Energy Corp. 4,441 245
American Water Works Co., Inc. 1,310 194
APA Corp. 6,184 228
AT&T, Inc. 114,143 2,017
Atmos Energy Corp. 4,369 499
Avangrid, Inc. 5,223 210
CenterPoint Energy, Inc. 12,943 394
Cheniere Energy, Inc. 1,502 230
Chesapeake Energy Corp. 3,367 278
CMS Energy Corp. 4,365 272
ConocoPhillips Co. 22,646 2,330
Consolidated Edison, Inc. 5,859 577
Dominion Energy, Inc. 3,990 228
DTE Energy Co. 2,304 259
Duke Energy Corp. 4,555 450
Edison International 5,132 378
Entergy Corp. 6,005 646
Essential Utilities, Inc. 2,076 89
Eversource Energy 2,983 232
Exelon Corp. 16,598 704
FirstEnergy Corp. 9,372 373
Hawaiian Electric Industries, Inc. 3,136 123
IDACORP, Inc. 1,323 147
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lumen Technologies, Inc. 30,572 72
National Fuel Gas Co. 3,411 191
NextEra Energy, Inc. 15,875 1,216
NRG Energy, Inc. 6,723 230
Ovintiv, Inc. 3,706 134
Pinnacle West Capital Corp. 5,625 441
Public Service Enterprise Group, Inc. 3,096 196
Sempra Energy 3,529 549
Southern Co. (The) 5,732 422
T-Mobile USA, Inc.(Æ) 7,644 1,100
UGI Corp. 6,830 231
Verizon Communications, Inc. 51,049 1,982
WEC Energy Group, Inc. 3,663 352
Xcel Energy, Inc. 4,603 322
18,541
Total Common Stocks
(cost $326,899) 526,575
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 18,113,415
(∞)
18,108
Total Short-Term Investments
(cost $18,108) 18,108
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 468,615
(∞)
469
Total Other Securities
(cost $469) 469
Total Investments - 99.9%
(identified cost $345,476) 545,152
Other Assets and Liabilities,
Net - 0.1%
570
Net Assets - 100.0%
545,722

See accompanying notes which are an integral part of the financial statements.
768 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 69 USD 14,450 06/23 753
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 753
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 68,462 $ — $ —
$ —
$ 68,462 12.5
Consumer Staples 30,726 — —
—
30,726 5.6
Energy 26,617 — —
—
26,617 4.9
Financial Services 73,826 — —
—
73,826 13.5
Health Care 72,461 — 1
—
72,462 13.3
Materials and Processing 26,340 — —
—
26,340 4.8
Producer Durables 51,091 — —
—
51,091 9.4
Technology 158,510 — —
—
158,510 29.1
Utilities 18,541 — —
—
18,541 3.4
Short-Term Investments — — — 18,108 18,108 3.3
Other Securities — — — 469 469 0.1
Total Investments 526,574 — 1 18,577 545,152 99.9
Other Assets and Liabilities, Net
0.1
100.0
Other Financial Instruments
Assets
Futures Contracts 753 — — — 753 0.1
Total Other Financial Instruments
*
$ 753 $ — $ — $ — $ 753
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 769
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 753
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,057
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 624
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
770 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 456 $ — $ 456
Total Financial and Derivative Assets
456 — 456
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 456 $ — $ 456
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 97 $ — $ 97 $ —
Citigroup
265 — 265 —
Wells Fargo
94 — 94 —
Total
$ 456 $ — $ 456 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 771
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 345,476
Investments, at fair value(*)(>) ....................................................................................................................................................
545,152
Receivables:
Dividends and interest ...................................................................................................................................................... 390
Dividends from affiliated funds ....................................................................................................................................... 77
Fund shares sold ............................................................................................................................................................... 113
From broker(a) ................................................................................................................................................................. 139
Variation margin on futures contracts .............................................................................................................................. 753
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
546,628
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 191
Accrued fees to affiliates .................................................................................................................................................. 150
Other accrued expenses .................................................................................................................................................... 96
Payable upon return of securities loaned ..................................................................................................................................... 469
Total liabilities ...........................................................................................................................................................
906
Net Assets ...............................................................................................................................................................
$ 545,722

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
772 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 211,142
Shares of beneficial interest .........................................................................................................................................................
368
Additional paid-in capital ............................................................................................................................................................
334,212
Net Assets ...............................................................................................................................................................
$ 545,722
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 14.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.62
Class A — Net assets ........................................................................................................................................................... $ 8,474,530
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 575,746
Net asset value per share: Class C(#) ........................................................................................................................................... $ 14.95
Class C — Net assets ........................................................................................................................................................... $ 3,271,465
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 218,891
Net asset value per share: Class M(#) .......................................................................................................................................... $ 14.84
Class M — Net assets .......................................................................................................................................................... $ 12,710,741
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 856,236
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 14.84
Class R6 — Net assets ......................................................................................................................................................... $ 314,781
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 21,209
Net asset value per share: Class S(#) ........................................................................................................................................... $ 14.83
Class S — Net assets ............................................................................................................................................................ $ 72,465,954
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,887,317
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 14.83
Class Y — Net assets ........................................................................................................................................................... $ 448,484,294
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 30,236,358
Amounts in thousands
(*)     Securities on loan included in investments $ 456
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 18,577
(a)     Receivable from Broker for Futures $ 139
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 773
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,699
Dividends from affiliated funds ....................................................................................................................................... 454
Securities lending income (net) ....................................................................................................................................... 14
Total investment income ..............................................................................................................................................................
5,167
Expenses
Advisory fees ................................................................................................................................................................... 836
Administrative fees .......................................................................................................................................................... 135
Custodian fees .................................................................................................................................................................. 59
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 12
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 71
Transfer agent fees - Class Y ........................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 55
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 1,312
Expense reductions .......................................................................................................................................................... (216)
Net expenses ................................................................................................................................................................................
1,096
Net investment income (loss) .......................................................................................................................................................
4,071
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 12,55 1
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,057
Net realized gain (loss) ................................................................................................................................................................
13,6 1 0
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... 21,51 8
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 624
Net change in unrealized appreciation (depreciation) ................................................................................................................. 22,14 3
Net realized and unrealized gain (loss) ........................................................................................................................................ 35,753
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 39,824
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
774 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,071 $ 8,417
Net realized gain (loss) ....................................................................................................................... 13,6 1 0 23,834
Net change in unrealized appreciation (depreciation) ........................................................................ 22,14 3 (126,300)
Net increase (decrease) in net assets from operations .............................................................................. 39,824 (94,049)
Distributions
To shareholders
Class A .......................................................................................................................................... (397) (664)
Class C .......................................................................................................................................... (114) (158)
Class M ......................................................................................................................................... (573) (1,512)
Class R6 ........................................................................................................................................ (19) (29)
Class S .......................................................................................................................................... (3,421) (7,886)
Class Y .......................................................................................................................................... (22,613) (39,838)
Net decrease in net assets from distributions ............................................................................................ (27,137) (50,087)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (25,522) (94,574)
Total Net Increase (Decrease) in Net Assets ........................................................................
(12,835) (238,710)
Net Assets
Beginning of period .................................................................................................................................. 558,557 797,267
End of period .............................................................................................................................................
$ 545,722 $ 558,557

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 775
**      Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 12 $ 165 52 $ 794
Proceeds from reinvestment of distributions 29 397 40 664
Payments for shares redeemed (56) (804) (103) (1,586)
Net increase (decrease)
(15) (242) (11) (128)
Class C
Proceeds from shares sold 49 701 33 502
Proceeds from reinvestment of distributions 8 113 9 156
Payments for shares redeemed (17) (242) (26) (409)
Net increase (decrease)
40 572 16 249
Class M
Proceeds from shares sold 93 1,336 421 6,746
Proceeds from reinvestment of distributions 41 573 91 1,512
Payments for shares redeemed (79) (1,143) (963) (14,228)
Net increase (decrease)
55 766 (451) (5,970)
Class R6
Proceeds from shares sold —** 6 1 13
Proceeds from reinvestment of distributions 2 19 1 29
Payments for shares redeemed (8) (113) (—)** (3)
Net increase (decrease)
(6) (88) 2 39
Class S
Proceeds from shares sold 238 3,438 797 12,696
Proceeds from reinvestment of distributions 248 3,421 473 7,881
Payments for shares redeemed (539) (7,801) (3,429) (52,563)
Net increase (decrease)
(53) (942) (2,159) (31,986)
Class Y
Proceeds from shares sold 1,439 20,412 1,976 30,438
Proceeds from reinvestment of distributions 1,637 22,612 2,399 39,838
Payments for shares redeemed (4,797) (68,612) (7,951) (127,054)
Net increase (decrease)
(1,721) (25,588) (3,576) (56,778)
Total increase (decrease)
(1,700) $ (25,522) (6,179) $ (94,574)

See accompanying notes which are an integral part of the financial statements.
776 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 14.41 .07 .92 .99 (.07) (.61)
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
October 31, 2018 ( ǂ ) 13.19 .06 (.11) (.05) (.07) —
Class C
April 30, 2023* 14.62 .02 .94 .96 (.02) (.61)
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
October 31, 2018 ( ǂ ) 13.19 —
( Ɵ )
(.09) (.09) — —
Class M
April 30, 2023* 14.52 .10 .93 1.03 (.10) (.61)
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
Class R6
April 30, 2023* 14.52 .11 .92 1.03 (.10) (.61)
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
Class S
April 30, 2023* 14.51 .09 .93 1.02 (.09) (.61)
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
Class Y
April 30, 2023* 14.51 .11 .93 1.04 (.11) (.61)
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 777
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ)(± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)(ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ )
%
Portfolio
Turnover Rate
( ǿ )
(.68) 14.72 7.25 8,475 .87 .80 1.05 7
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.63) 14.95 6.89 3,271 1.63 1.55 .28 7
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(.71) 14.84 7.48 12,711 .62 .40 1.44 7
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.71) 14.84 7.49 315 .47 .38 1.49 7
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.70) 14.83 7.40 72,466 .62 .55 1.30 7
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.72) 14.83 7.51 448,484 .43 .35 1.50 7
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
778 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 103,626
Administrative fees 21,555
Distribution fees 3,734
Shareholder servicing fees 666
Transfer agent fees 15,887
Trustee fees 4,505
$ 149,973
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,737 $ 81,670 $ 77,302 $ 2 $ 1 $ 18,108 $ 454 $ —
U.S. Cash Collateral Fund 696 5,918 6,145 — — 469 16 —
$ 14,433 $ 87,588 $ 83,447 $ 2 $ 1 $ 18,577 $ 470 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 348,392,152 $ 216,359,111 $ (18,846,439) $ 197,512,672

Multifactor International Equity Fund 779
Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,218.10 $ 1,022.36
Expenses Paid During Period* $ 2.69 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,217.60 $ 1,022.46
Expenses Paid During Period* $ 2.58 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,216.30 $ 1,021.62
Expenses Paid During Period* $ 3.52 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

780 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,217.80 $ 1,022.61
Expenses Paid During Period* $ 2.42 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 781
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Australia - 6.1%
Ampol , Ltd. 5,201 104
APA Group 17,930 122
Aristocrat Leisure, Ltd. 10,606 267
ASX, Ltd. - ADR 8,459 384
Aurizon Holdings, Ltd. 98,021 222
Australia & New Zealand Banking
Group, Ltd. - ADR 36,133 584
BHP Group, Ltd. - ADR 70,113 2,074
BlueScope Steel, Ltd. 14,190 187
Brambles, Ltd. 25,136 238
Cochlear, Ltd. 1,373 225
Coles Group, Ltd. 22,440 270
Commonwealth Bank of Australia
- ADR 18,198 1,200
Computershare, Ltd. 10,617 158
Dexus (ö) 28,007 145
Endeavour Mining Corp. 17,260 78
Fortescue Metals Group, Ltd. 37,379 517
Goodman Group(ö) 12,973 167
GPT Group (The)(ö) 26,918 79
IDP Education, Ltd. 7,561 141
Independence Group NL 16,939 155
Insurance Australia Group, Ltd. 63,157 208
Medibank Pvt , Ltd. 153,318 362
Mineral Resources, Ltd. 4,147 203
Mirvac Group(ö) 39,278 63
National Australia Bank, Ltd. - ADR 29,422 563
Newcrest Mining, Ltd. 11,625 223
Northern Star Resources, Ltd. 22,429 199
Pilbara Minerals, Ltd. 66,698 190
QBE Insurance Group, Ltd. 40,239 409
Ramsay Health Care, Ltd. 3,593 154
REA Group, Ltd. 1,471 138
Rio Tinto PLC 14,067 893
Rio Tinto, Ltd. - ADR 6,577 491
Santos, Ltd. 67,149 315
Scentre Group(ö) 41,152 79
Sonic Healthcare, Ltd. 6,168 145
South32, Ltd. Class B 100,985 286
Stockland(ö) 39,004 115
Suncorp Group, Ltd. 53,397 443
Telstra Corp., Ltd. 114,177 330
Transurban Group - ADR 22,440 223
Treasury Wine Estates, Ltd. 7,398 68
Vicinity Centres (ö) 113,773 159
Wesfarmers, Ltd. 6,716 231
Westpac Banking Corp. 53,438 798
WiseTech Global, Ltd. 4,086 186
Woodside Energy Group, Ltd. 32,297 733
Woolworths Group, Ltd. 5,317 137
15,661
Austria - 0.3%
Erste Group Bank AG 3,843 140
Mondi PLC 9,633 153
OMV AB 7,195 340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verbund AG Class A 1,227 109
Voestalpine AG 3,882 135
877
Belgium - 0.5%
Ageas SA 4,183 186
D'ieteren SA 260 49
Elia System Operator SA 783 108
Groupe Bruxelles Lambert SA 608 55
KBC Groep NV 2,385 170
Sofina SA 253 58
Solvay SA 2,282 274
UCB SA 3,318 309
1,209
Brazil - 0.2%
Yara International ASA 9,686 390
Canada - 9.9%
Agnico Eagle Mines, Ltd. 2,916 165
Alimentation Couche-Tard, Inc. 9,287 464
AltaGas , Ltd. - ADR 3,639 64
ARC Resources, Ltd. 25,208 313
Bank of Montreal 6,542 590
Bank of Nova Scotia (The) 10,282 513
Barrick Gold Corp. 12,366 235
BCE, Inc. 1,542 74
Brookfield Asset Management, Inc. 7,217 234
Brookfield Asset Management, Inc.
Class A 1 —
CAE, Inc.(Æ) 2,536 57
Cameco Corp. 4,932 136
Canadian Apartment Properties(ö) 2,499 91
Canadian Imperial Bank of Commerce 9,762 409
Canadian National Railway Co. 5,903 704
Canadian Natural Resources, Ltd. 19,776 1,205
Canadian Pacific Kansas City, Ltd. 10,081 795
Canadian Tire Corp., Ltd. Class A 1,914 251
Canadian Utilities, Ltd. Class A 2,670 77
CCL Industries, Inc. Class B 7,371 347
Cenovus Energy, Inc. 28,901 485
CGI Group, Inc.(Æ) 3,764 382
Constellation Software, Inc. 350 685
Descartes Systems Group, Inc. (Æ) 1,259 100
Dollarama , Inc. 7,522 466
Element Fleet Management Corp. 13,591 178
Empire Co., Ltd. Class A 12,048 324
Enbridge, Inc. 7,979 317
Fairfax Financial Holdings, Ltd. 266 186
Fortis, Inc. 1,258 55
Franco-Nevada Corp. Class T 1,155 175
George Weston, Ltd. 1,679 225
GFL Environmental, Inc. 1,700 62
Gildan Activewear , Inc. Class A 3,117 102
Great-West Lifeco , Inc. 12,375 352
iA Financial Corp., Inc. 4,746 318
IGM Financial, Inc. 1,035 32

See accompanying notes which are an integral part of the financial statements.
782 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 10,353 528
Intact Financial Corp. 9,526 1,441
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 117
Loblaw Cos., Ltd. 5,724 538
Lumine Group, Inc.(Æ)(Þ) 1,155 16
Magna International, Inc. Class A 3,454 180
Manulife Financial Corp. 34,179 675
Metro, Inc. Class A 4,822 275
National Bank of Canada 4,087 305
Northland Power, Inc. 6,071 149
Nutrien , Ltd. 8,387 582
Nuvei Corp.(Æ)(Þ) 1,664 67
Pembina Pipeline Corp. 5,336 176
Power Corp. of Canada 4,430 119
Quebecor, Inc. Class B 9,367 242
Restaurant Brands International, Inc. 1,476 103
RioCan REIT(ö) 4,978 77
Ritchie Bros Auctioneers, Inc. 2,638 151
Rogers Communications, Inc. Class B 3,269 162
Royal Bank of Canada - GDR 16,217 1,610
Saputo, Inc. - ADR 4,167 108
Sun Life Financial, Inc. 14,325 703
Suncor Energy, Inc. 34,670 1,085
TC Energy Corp. 10,876 452
Teck Resources, Ltd. Class B 16,772 781
TELUS Corp. 3,519 75
TFI International, Inc. 2,553 275
Thomson Reuters Corp. 2,587 340
TMX Group, Ltd. 531 54
Toromont Industries, Ltd. 3,966 321
Toronto-Dominion Bank (The) 26,282 1,592
Tourmaline Oil Corp. 9,528 428
West Fraser Timber Co., Ltd. 4,025 291
WSP Global, Inc. 1,939 256
25,442
Chile - 0.1%
Antofagasta PLC 5,185 95
Lundin Mining Corp. 35,328 270
365
China - 0.3%
BOC Hong Kong Holdings, Ltd. 112,500 355
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 58
SITC International Holdings Co., Ltd. 47,000 87
Wilmar International, Ltd. 71,700 212
Xinyi Glass Holdings, Ltd. 76,000 139
851
Denmark - 2.8%
AP Moller - Maersk A/S Class B 218 393
Carlsberg A/S Class B 1,794 296
Chr Hansen Holding A/S 2,055 160
Coloplast A/S Class B 1,680 242
Danske Bank A/S(Æ) 10,165 215
Demant A/S(Æ) 3,270 140
DSV A/S 846 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genmab A/S(Æ) 1,560 641
Novo Nordisk A/S Class B 24,788 4,135
Novozymes A/S Class B 4,689 244
Pandora A/S 974 90
Rockwool International A/S Class B 280 68
Tryg A/S 9,258 219
Vestas Wind Systems A/S(Æ) 3,330 92
7,094
Finland - 1.1%
Elisa OYJ 4,572 284
Kone OYJ Class B 5,975 341
Neste OYJ 8,844 427
Nokia OYJ 72,711 307
Nordea Bank Abp 57,823 644
Orion OYJ Class B 1,906 90
Sampo OYJ Class A 7,349 373
Stora Enso OYJ Class R 18,487 234
UPM- Kymmene OYJ 4,917 157
2,857
France - 9.4%
Adevinta ASA Class B(Æ) 6,249 48
Aeroports de Paris 392 62
Air Liquide SA Class A 4,162 749
Airbus Group SE 2,240 314
Alstom SA 2,320 58
Amundi SA(Þ) 1,175 77
Arkema SA 2,337 232
AXA SA 22,395 731
BioMerieux 803 84
BNP Paribas SA 6,727 435
Bollore SA 31,057 210
Bouygues SA - ADR 9,916 364
Bureau Veritas SA 2,924 84
Capgemini SE 1,464 267
Carrefour SA 21,580 449
Cie de Saint-Gobain SA 7,454 431
Credit Agricole SA 12,403 152
Danone SA 4,857 321
Dassault Aviation SA 584 114
Dassault Systemes SE 10,203 415
Edenred 8,027 522
Eiffage SA 4,757 566
Electricite de France SA 15,766 207
Engie SA(Ñ) 30,594 490
EssilorLuxottica SA 4,375 865
Eurazeo SE 1,310 94
Getlink SE 5,227 98
Hermes International 429 931
Ipsen SA 1,278 155
Kering 810 518
Klepierre SA - GDR(ö) 8,384 213
La Francaise des Jeux SAEM(Þ) 4,169 178
Legrand SA - ADR 1,578 149
L'Oreal SA 3,167 1,512

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 783
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,052 3,894
Michelin (CGDE) 18,220 581
Orange SA - ADR 42,340 551
Pernod Ricard SA 2,908 672
Publicis Groupe SA - ADR 7,735 634
Remy Cointreau SA 855 148
Renault SA 6,461 240
Safran SA 1,158 180
Sartorius Stedim Biotech 653 175
SEB SA 1,162 133
Societe Generale SA 8,598 209
Sodexo SA 524 56
Teleperformance - GDR 710 141
Thales SA 1,671 255
TotalEnergies SE 42,131 2,686
Valeo SA 6,531 128
Veolia Environnement SA 3,902 124
Vinci SA 8,128 1,007
Vivendi SE - ADR 24,815 273
Worldline SA(Æ)(Þ) 1,419 62
24,244
Germany - 6.6%
adidas AG 1,116 196
Allianz SE 4,766 1,196
Aroundtown SA 28,836 39
BASF SE 8,959 463
Bayerische Motoren Werke
Aktiengesellschaft 6,002 671
Bechtle AG 1,898 88
Beiersdorf AG 2,817 393
Brenntag SE 3,262 265
Carl Zeiss Meditec AG 907 122
Commerzbank AG 33,905 377
Covestro AG(Æ)(Þ) 6,010 264
Daimler Truck Holding AG 7,019 232
Deutsche Bank AG 40,794 447
Deutsche Boerse AG 3,306 630
Deutsche Lufthansa AG(Æ) 14,533 156
Deutsche Post AG 17,538 841
Deutsche Telekom AG 62,875 1,516
E.ON SE 39,706 525
Evonik Industries AG 6,557 143
Fresenius Medical Care AG & Co.
KGaA 7,933 385
Fresenius SE & Co. KGaA 11,449 331
GEA Group AG 3,731 175
Hannover Rueck SE 2,610 557
HeidelbergCement AG 6,813 515
HelloFresh SE(Æ) 4,445 119
Henkel AG & Co. KGaA 974 72
Infineon Technologies AG - ADR 9,586 348
Knorr- Bremse AG 887 62
LEG Immobilien SE 1,409 88
Mercedes-Benz Group AG 7,325 570
Merck KGaA 1,724 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MTU Aero Engines AG 877 230
Muenchener Rueckversicherungs-
Gesellschaft AG 2,038 765
Newmont Mining Corp. 2,142 166
Puma SE 1,786 104
Rational AG 84 61
Rheinmetall AG 1,062 311
RWE AG 5,561 261
SAP SE - ADR 10,157 1,376
Scout24 SE(Þ) 1,728 108
Siemens AG 4,077 669
Siemens Energy AG(Æ) 3,928 96
Siemens Healthineers AG(Þ) 4,320 268
Symrise AG 1,797 217
United Internet AG 4,140 71
Vonovia SE 9,396 203
17,001
Hong Kong - 1.7%
AIA Group, Ltd. 123,537 1,348
CK Asset Holdings, Ltd. 35,330 209
CK Infrastructure Holdings, Ltd. 27,001 154
Futu Holdings, Ltd. - ADR(Æ) 1,081 48
Galaxy Entertainment Group, Ltd.(Æ) 12,000 86
Hang Lung Properties, Ltd. - ADR 31,068 57
Hang Seng Bank, Ltd. 24,696 367
Henderson Land Development Co., Ltd. 22,999 82
HKT Trust & HKT, Ltd. 68,075 89
Hong Kong & China Gas Co., Ltd. 127,136 113
Hong Kong Exchanges & Clearing, Ltd. 13,416 560
Jardine Matheson Holdings, Ltd. 1,600 77
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 38
New World Development Co., Ltd. 26,332 70
Power Assets Holdings, Ltd. 24,679 141
Sino Land Co., Ltd. 56,414 76
Sun Hung Kai Properties, Ltd. 22,071 307
Swire Pacific, Ltd. Class A 22,317 177
Swire Properties, Ltd. 12,832 34
Techtronic Industries Co., Ltd. 8,848 96
WH Group, Ltd.(Þ) 396,789 221
4,350
Ireland - 0.7%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 2,376 134
AIB Group PLC 24,519 106
Bank of Ireland Group PLC 35,497 367
CRH PLC 9,836 476
Flutter Entertainment PLC(Æ) 828 166
Kerry Group PLC Class A 912 96
Kingspan Group PLC 2,395 166
Smurfit Kappa Group PLC 7,312 270
1,781
Israel - 1.0%
Azrieli Group, Ltd. 770 45
Bank Hapoalim BM 39,221 338

See accompanying notes which are an integral part of the financial statements.
784 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Leumi Le-Israel BM 43,642 346
Check Point Software Technologies,
Ltd.(Æ) 3,810 485
Elbit Systems, Ltd. 1,050 194
ICL Group, Ltd. 27,040 168
Israel Discount Bank, Ltd. Class A 46,648 232
Mizrahi Tefahot Bank, Ltd. 5,654 185
Nice, Ltd.(Æ) 1,507 309
Tower Semiconductor, Ltd.(Æ) 4,323 191
ZIM Integrated Shipping Services, Ltd.
(Ñ) 5,677 97
2,590
Italy - 1.7%
Amplifon SpA 1,732 64
Assicurazioni Generali SpA 20,272 422
Coca-Cola HBC AG - ADR(Æ) 7,346 224
Davide Campari-Milano NV 5,045 65
DiaSorin SpA 250 27
Enel SpA 54,747 374
Eni SpA - ADR 45,240 686
FinecoBank Banca Fineco SpA 13,886 210
Infrastrutture Wireless Italiane SpA (Þ) 5,703 79
Intesa Sanpaolo SpA 103,566 272
Mediobanca Banca di Credito
Finanziario SpA 7,164 77
Moncler SpA 5,240 388
Poste Italiane SpA (Þ) 13,149 137
Prysmian SpA 5,733 235
Recordati SpA 2,760 127
Snam Rete Gas SpA 52,212 290
Terna Rete Elettrica Nazionale SpA 21,960 190
UniCredit SpA 22,211 440
4,307
Japan - 18.3%
Advantest Corp. 2,500 194
Aeon Co., Ltd. 7,700 157
Aisin Corp. 3,700 109
Ajinomoto Co., Inc. 4,000 144
Asahi Glass Co., Ltd. 3,900 145
Asahi Group Holdings, Ltd. 7,900 305
Asahi Intecc Co., Ltd. 5,900 107
Asahi Kasei Corp. 24,100 170
Astellas Pharma, Inc. 35,300 532
Bandai Namco Holdings, Inc. 18,900 429
Bridgestone Corp. 2,000 80
Brother Industries, Ltd. 15,300 240
Canon, Inc. 30,900 738
Capcom Co., Ltd. - GDR 5,800 218
Central Japan Railway Co. 800 99
Chiba Bank, Ltd. (The) 16,100 105
Chugai Pharmaceutical Co., Ltd. 8,800 227
CyberAgent , Inc. 13,600 119
Dai Nippon Printing Co., Ltd. 4,300 123
Daifuku Co., Ltd. 6,000 111
Dai-ichi Life Holdings, Inc. 7,200 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiichi Sankyo Co., Ltd. 19,600 672
Daikin Industries, Ltd. 2,100 382
Daito Trust Construction Co., Ltd. 3,700 350
Daiwa House Industry Co., Ltd. 12,400 317
Daiwa House REIT Investment Corp.(ö) 25 53
Daiwa Securities Group, Inc. 18,900 88
Denso Corp. 1,800 109
Dentsu , Inc. 4,900 176
Disco Corp. 1,500 171
East Japan Railway Co. 1,900 109
Eisai Co., Ltd. 3,500 202
ENEOS Holdings, Inc. 62,800 223
Fast Retailing Co., Ltd. 1,800 426
Fuji Electric Co., Ltd. 2,500 101
FUJIFILM Holdings Corp. 2,100 110
Fujitsu, Ltd. 1,800 240
GLP J-REIT(ö) 47 54
Hakuhodo DY Holdings, Inc. 8,700 102
Hamamatsu Photonics KK 3,300 175
Hankyu Hanshin Holdings, Inc. 5,200 162
Hikari Tsushin, Inc. 400 54
Hirose Electric Co., Ltd. 600 81
Hitachi, Ltd. 4,800 266
Honda Motor Co., Ltd. 20,900 555
Hoya Corp. 5,400 569
Hulic Co., Ltd. 10,000 86
Ibiden Co., Ltd. 2,200 87
Idemitsu Kosan Co., Ltd. 6,000 128
Iida Group Holdings Co., Ltd. 4,300 77
Inpex Corp. 28,700 317
Isuzu Motors, Ltd. 24,900 293
ITOCHU Corp. 20,900 695
Itochu Techno-Solutions Corp. 2,300 59
Japan Exchange Group, Inc. 19,900 323
Japan Post Bank Co., Ltd. Class A 7,800 62
Japan Post Holdings Co., Ltd. 32,200 266
Japan Post Insurance Co., Ltd. Class A 2,400 39
Japan Real Estate Investment Corp.(ö) 12 47
Japan Retail Fund Investment Corp.(ö) 70 51
Japan Tobacco, Inc. 29,100 626
JFE Holdings, Inc. 13,400 158
Kajima Corp. 22,000 291
Kakaku.com, Inc. 3,600 50
Kansai Electric Power Co., Inc. (The) 14,100 152
Kao Corp. 6,700 271
KDDI Corp. 15,600 487
Keisei Electric Railway Co., Ltd. 1,900 67
Keyence Corp. 1,200 542
Kikkoman Corp. 4,000 237
Kirin Holdings Co., Ltd. 9,200 150
Kobayashi Pharmaceutical Co., Ltd. 900 56
Komatsu, Ltd. 6,100 151
Konami Holdings Corp. 2,800 138
Kose Corp. 800 93
Kubota Corp. 7,400 112
Kurita Water Industries, Ltd. 2,200 92
Kyocera Corp. 5,100 268

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 785
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyowa Kirin Co., Ltd. 11,200 250
Lasertec Corp. 1,200 166
M3, Inc. 5,300 130
Marubeni Corp. 36,900 524
Mazda Motor Corp. 18,500 167
McDonald's Holdings Co. Japan, Ltd. 2,800 117
MEIJI Holdings Co., Ltd. 6,000 145
Minebea Co., Ltd. 2,600 48
MISUMI Group, Inc. 11,700 295
Mitsubishi Chemical Holdings Corp. 25,300 149
Mitsubishi Corp. 10,600 393
Mitsubishi Electric Corp. 36,500 453
Mitsubishi Estate Co., Ltd. 13,900 172
Mitsubishi Heavy Industries, Ltd. 8,600 326
Mitsubishi UFJ Financial Group, Inc. 93,800 592
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 26,800 139
Mitsui & Co., Ltd. 21,500 673
Mitsui Chemicals, Inc. 3,800 96
Mitsui Fudosan Co., Ltd. 13,700 272
Mitsui OSK Lines, Ltd.(Ñ) 8,600 213
Mizuho Financial Group, Inc. 32,600 474
MonotaRO Co., Ltd. 13,000 197
MS&AD Insurance Group Holdings,
Inc. 4,900 161
Murata Manufacturing Co., Ltd. 3,500 204
NEC Corp. 9,100 350
Nexon Co., Ltd. 5,700 129
NGK Insulators, Ltd. 5,000 63
Nidec Corp. 1,400 69
Nihon M&A Center, Inc. 12,500 95
Nintendo Co., Ltd. 13,400 565
Nippon Building Fund, Inc.(ö) 10 42
Nippon Paint Holdings Co., Ltd. 6,700 61
Nippon Shinyaku Co., Ltd. 1,200 55
Nippon Steel Corp. 20,200 431
Nippon Telegraph & Telephone Corp. 22,518 687
Nippon Yusen 16,200 383
Nissan Chemical Industries, Ltd. 4,800 214
Nissan Motor Co., Ltd. 65,800 241
Nissin Foods Holdings Co., Ltd. 2,400 231
Nitori Holdings Co., Ltd. 1,800 230
Nitto Denko Corp. 3,600 233
Nomura Holdings, Inc. 33,600 121
Nomura Real Estate Holdings, Inc. 6,400 159
Nomura Real Estate Master Fund, Inc.
(ö) 59 69
Nomura Research Institute, Ltd. 2,400 61
Obayashi Corp. 23,800 199
Obic Co., Ltd. 2,200 339
Oji Holdings Corp. 22,400 88
Olympus Corp. 11,800 207
Omron Corp. 1,500 88
Ono Pharmaceutical Co., Ltd. 13,800 279
Oriental Land Co., Ltd. 8,000 283
ORIX Corp. 21,300 363
Osaka Gas Co., Ltd. 2,400 40
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otsuka Corp. 2,700 98
Otsuka Holdings Co., Ltd. 10,100 346
Pan Pacific International Holdings
Corp. 11,900 223
Panasonic Holdings Corp. 27,200 256
Persol Holdings Co., Ltd. 7,800 161
Recruit Holdings Co., Ltd. 19,200 541
Renesas Electronics Corp.(Æ) 12,800 167
Resona Holdings, Inc. 53,900 268
Ricoh Co., Ltd. 19,600 162
SBI Holdings, Inc. 5,600 109
SCSK Corp. 3,300 50
Secom Co., Ltd. 3,300 211
Seiko Epson Corp. 19,100 292
Sekisui Chemical Co., Ltd. 19,900 283
Sekisui House, Ltd. 22,900 471
Seven & i Holdings Co., Ltd. 11,400 516
Shimadzu Corp. 4,000 125
Shimano, Inc. 1,100 171
Shimizu Corp. 20,800 127
Shin-Etsu Chemical Co., Ltd. 14,500 415
Shionogi & Co., Ltd. 2,800 126
Shiseido Co., Ltd. 1,200 60
Shizuoka Financial Group, Inc. 7,600 57
SoftBank Group Corp. 27,200 574
Sompo Japan Nipponkoa Holdings, Inc. 6,200 259
Sony Group Corp. 6,200 589
Square Enix Holdings Co., Ltd. 1,200 59
Start Today Co., Ltd. 4,000 84
Subaru Corp. 19,092 310
Sumco Corp. 10,500 145
Sumitomo Chemical Co., Ltd. 38,300 129
Sumitomo Corp. 26,900 482
Sumitomo Electric Industries, Ltd. 22,600 288
Sumitomo Metal Mining Co., Ltd. 4,900 181
Sumitomo Mitsui Financial Group, Inc. 15,200 624
Sumitomo Mitsui Trust Holdings, Inc. 11,800 426
Suntory Beverage & Food, Ltd. 5,000 188
Suzuki Motor Corp. 6,800 236
Sysmex Corp. 3,200 206
T&D Holdings, Inc. 9,300 114
Taisei Corp. 7,021 239
Takeda Pharmaceutical Co., Ltd. 17,666 587
TDK Corp. 4,600 158
Terumo Corp. 11,800 353
TIS, Inc. 4,500 123
Tobu Railway Co., Ltd. 2,500 64
Toho Co., Ltd. 3,200 127
Tokio Marine Holdings, Inc. 35,000 704
Tokyo Electron, Ltd. 3,300 377
Tokyo Gas Co., Ltd. 13,600 279
Toppan Printing Co., Ltd. 4,000 85
Toray Industries, Inc. 41,400 235
Toshiba Corp. 4,000 129
Tosoh Corp. 8,300 111
TOTO, Ltd. 3,400 117
Toyota Industries Corp. 3,500 203

See accompanying notes which are an integral part of the financial statements.
786 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Motor Corp. 125,300 1,721
Toyota Tsusho Corp. 5,000 208
Trend Micro, Inc. 2,200 107
Unicharm Corp. 8,400 339
USS Co., Ltd. 7,700 129
Welcia Holdings Co., Ltd. 2,100 44
West Japan Railway Co. 2,200 95
Yakult Honsha Co., Ltd. 5,500 414
Yamaha Motor Co., Ltd. 7,200 186
Yamatake Corp. 2,100 59
Yaskawa Electric Corp. 1,600 65
Yokogawa Electric Corp. 5,900 96
Z Holdings Corp. 22,600 62
46,980
Jordan - 0.1%
Hikma Pharmaceuticals PLC 12,492 289
Luxembourg - 0.1%
ArcelorMittal SA 12,202 346
Netherlands - 5.1%
ABN AMRO Bank NV(Þ) 7,996 128
Adyen NV(Æ)(Þ) 234 375
Aegon NV 31,445 143
Akzo Nobel NV 1,885 157
Argenx SE(Æ) 424 164
ASM International NV 629 229
ASML Holding NV 5,042 3,210
Euronext NV(Þ) 1,491 119
EXOR NV(Æ) 1,662 137
Ferrari NV 1,432 399
Heineken Holding NV 4,471 429
Heineken NV 1,946 223
IMCD NV 691 104
ING Groep NV 28,680 356
Koninklijke Ahold Delhaize NV 31,494 1,085
Koninklijke KPN NV 52,703 192
Koninklijke Philips NV 26,854 567
NN Group NV 6,284 235
OCI NV 2,888 76
Randstad NV 5,666 308
Shell PLC 109,658 3,374
Universal Music Group NV 11,852 259
Wolters Kluwer NV 5,998 795
13,064
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 8,650 148
Mercury NZ, Ltd. 11,618 46
Spark New Zealand, Ltd. 78,590 255
Xero , Ltd.(Æ) 904 56
505
Norway - 0.8%
Aker BP ASA 7,547 181
DNB Bank ASA(Ñ) 13,164 231
Equinor ASA Class N 20,367 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gjensidige Forsikring ASA 10,203 178
Kongsberg Gruppen ASA 1,645 74
Mowi ASA 9,474 180
Norsk Hydro ASA 30,048 221
Orkla ASA 8,180 59
Salmar ASA Class A 2,270 101
Telenor ASA 13,794 172
1,982
Portugal - 0.3%
Energias de Portugal SA 55,688 307
Galp Energia SGPS SA Class B 9,340 113
Jeronimo Martins SGPS SA 14,999 379
799
Singapore - 1.5%
CapitaLand Ascendas REIT(ö) 25,700 55
CapitaLand Ascott Trust 2,480 2
Capitaland Investment, Ltd. 43,500 122
CapitaLand Mall Trust Class A(ö) 73,428 112
City Developments, Ltd. 10,800 57
DBS Group Holdings, Ltd. 31,097 771
Genting Singapore, Ltd. 74,500 63
Jardine Cycle & Carriage, Ltd. 2,400 61
Keppel Corp., Ltd. - ADR 41,800 194
Oversea-Chinese Banking Corp., Ltd. 71,079 673
SEA, Ltd. - ADR(Æ) 2,612 199
Sembcorp Marine, Ltd.(Æ) 1,166,095 108
Singapore Airlines, Ltd. 18,400 81
Singapore Exchange, Ltd. 10,800 78
Singapore Technologies Engineering,
Ltd. 36,000 98
Singapore Telecommunications, Ltd. 85,100 163
STMicroelectronics NV 10,121 434
United Overseas Bank, Ltd. 23,500 499
UOL Group, Ltd. 17,900 94
Venture Corp., Ltd. 5,300 68
3,932
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 50
Spain - 2.1%
Acciona SA 623 116
ACS Actividades de Construccion y
Servicios SA 8,624 297
Amadeus IT Group SA Class A(Æ) 1,224 86
Banco Bilbao Vizcaya Argentaria SA
- ADR 86,251 634
Banco Santander SA - ADR 172,354 608
CaixaBank SA 52,536 195
Cellnex Telecom SA(Þ) 2,824 119
EDP Renovaveis SA(Æ) 4,097 91
Enagas SA 8,042 161
Endesa SA - ADR 3,733 84
Ferrovial SA 2,653 83
Grifols SA(Æ) 3,956 41
Iberdrola SA 66,757 866

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 787
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 16,482 567
Naturgy Energy Group SA 3,223 100
Red Electrica Corp. SA 8,398 153
Repsol SA - ADR 45,169 664
Telefonica SA - ADR 89,771 409
5,274
Sweden - 3.0%
Assa Abloy AB Class B 19,576 466
Atlas Copco AB Class A 53,678 777
Atlas Copco AB Class B 11,772 151
Boliden AB(Ñ) 15,076 540
Embracer Group AB(Æ) 6,568 34
Epiroc AB Class A 16,133 323
Equities AB 9,132 197
Essity Aktiebolag Class B 3,885 118
Evolution Gaming Group AB(Þ) 3,266 436
Getinge AB Class B 3,510 89
Hennes & Mauritz AB Class B 10,514 154
Hexagon AB Class B 32,958 377
Holmen AB Class B 1,138 43
Husqvarna AB Class B 4,731 41
Industrivarden AB Class C 1,477 42
Indutrade AB 9,894 238
Investor AB Class A 6,057 133
Investor AB Class B 20,528 441
Kinnevik AB Class B(Æ) 3,245 54
L E Lundbergforetagen AB Class B 1,904 91
Lifco AB Class B 2,732 62
Nibe Industrier AB Class B 24,934 279
Sandvik AB 4,827 99
Securitas AB Class B 16,109 145
Skandinaviska Enskilda Banken AB
Class A 33,647 383
Skanska AB Class B 10,531 172
Svenska Handelsbanken AB Class A 23,234 206
Swedbank AB Class A 20,210 352
Swedish Orphan Biovitrum AB Class
B(Æ) 6,778 165
Tele2 AB Class B 4,537 48
Telefonaktiebolaget LM Ericsson Class
B 114,564 633
Volvo AB Class B 21,431 443
Volvo Car AB Class B(Æ) 26,961 111
7,843
Switzerland - 4.6%
ABB, Ltd. 7,467 270
Adecco Group AG 5,029 172
Alcon, Inc. 2,257 164
Bachem Holding AG 760 83
Baloise Holding AG 1,270 213
Barry Callebaut AG 52 111
Chocoladefabriken Lindt & Spruengli
AG 12 259
Cie Financiere Richemont SA Class A 3,178 525
Credit Suisse Group AG Class A 23,025 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMS- Chemie Holding AG 171 140
Geberit AG 715 407
Givaudan SA 47 165
Julius Baer Group, Ltd. 1,735 124
Kuehne & Nagel International AG 874 259
Logitech International SA 3,062 181
Lonza Group AG 1,019 634
Novartis AG 28,726 2,940
Partners Group Holding AG 688 668
Schindler Holding AG 1,682 372
SGS SA 2,750 248
Sika AG 1,217 335
Sonova Holding AG 662 210
Straumann Holding AG 1,777 268
Swatch Group AG (The) Class B 1,552 530
Swiss Life Holding AG 543 358
Swiss Prime Site AG Class A 1,141 103
Swisscom AG 618 423
Temenos AG 686 58
UBS Group AG 22,995 467
VAT Group AG(Þ) 574 202
Zurich Insurance Group AG 1,997 966
11,876
United Kingdom - 10.7%
3i Group PLC 32,968 734
Anglo American PLC 18,442 566
Ashtead Group PLC 7,451 429
AstraZeneca PLC 22,796 3,354
Auto Trader Group PLC(Þ) 43,011 344
Aviva PLC 58,149 309
BAE Systems PLC 47,286 603
Barclays PLC 129,110 261
Barratt Developments PLC 30,464 192
Berkeley Group Holdings PLC 5,153 288
BP PLC 175,805 1,182
British American Tobacco PLC 31,916 1,179
BT Group PLC 170,310 340
Bunzl PLC 7,962 317
Burberry Group PLC 8,998 293
CK Hutchison Holdings, Ltd. Class B 62,758 422
CNH Industrial NV 12,961 182
Coca-Cola European Partners PLC 1,756 113
Compass Group PLC 36,975 975
Croda International PLC 3,922 344
DCC PLC 2,824 176
Diageo PLC 34,954 1,597
GVC Holdings PLC 7,130 130
Halma PLC 9,652 281
Hargreaves Lansdown PLC 16,120 163
HSBC Holdings PLC 271,533 1,954
Imperial Tobacco Group PLC 21,680 536
Informa PLC 27,852 253
InterContinental Hotels Group PLC 3,186 219
Intertek Group PLC 2,136 112
J Sainsbury PLC 57,295 199
JD Sports Fashion PLC 39,145 80

See accompanying notes which are an integral part of the financial statements.
788 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kingfisher PLC 85,561 277
Legal & General Group PLC 57,956 171
Lloyds Banking Group PLC 658,847 400
London Stock Exchange Group PLC 6,475 679
National Grid PLC 27,604 396
NatWest Group PLC 107,370 356
Pearson PLC 26,132 290
Persimmon PLC Class A 10,217 169
Reckitt Benckiser Group PLC 5,179 419
RELX PLC 28,222 939
Rentokil Initial PLC 9,523 76
Rolls-Royce Holdings PLC(Æ) 52,207 100
Sage Group PLC (The) 26,158 270
Schroders PLC 12,682 78
Scottish & Southern Energy PLC 7,966 184
Segro PLC(ö) 18,455 194
Severn Trent PLC Class H 3,859 142
Smith & Nephew PLC 24,225 401
Smiths Group PLC 7,785 165
Spirax-Sarco Engineering PLC 1,700 238
St. James's Place PLC 7,897 120
Standard Chartered PLC 39,170 310
Taylor Wimpey PLC 108,428 175
Tesco PLC 145,198 514
Unilever PLC 24,646 1,373
United Utilities Group PLC 12,171 165
Vodafone Group PLC 374,513 450
Wausau Paper Corp. 9,441 110
Whitbread PLC 3,058 125
27,413
United States - 6.2%
CSL, Ltd. 5,059 1,007
Experian PLC 15,958 564
GSK Finance No. 3 PLC 57,585 1,043
Haleon PLC 50,871 225
Holcim AG(Æ) 7,466 492
James Hardie Industries PLC 5,825 130
Nestle SA 36,956 4,738
Qiagen NV(Æ) 2,457 110
Roche Holding AG 10,611 3,342
Sanofi - ADR 18,710 2,062
Schneider Electric SE 5,291 924
Stellantis NV 45,121 746
Swiss Re AG 4,585 461
Tenaris SA 8,678 124
15,968
Zambia - 0.1%
First Quantum Minerals, Ltd. 7,631 186
Total Common Stocks
(cost $194,368) 245,526
Preferred Stocks - 0.5%
Germany - 0.5%
Dr Ing hc F Porsche AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% (Æ) 759 95
Henkel AG & Co. KGaA
2.380% (Ÿ) 5,118 413
Porsche Automobil Holding SE
4.977% (Ÿ) 5,068 282
Sartorius AG
0.429% (Ÿ) 261 101
Volkswagen AG
23.851% (Ÿ) 2,808 383
1,274
Total Preferred Stocks
(cost $1,203) 1,274
Short-Term Investments - 1.7%
United States - 1.7%
U.S. Cash Management Fund(@) 4,234,137 (∞) 4,233
Total Short-Term Investments
(cost $4,233) 4,233
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 1,374,945 (∞) 1,375
Total Other Securities
(cost $1,375) 1,375
Total Investments - 98.2%
(identified cost $201,179) 252,408
Other Assets and Liabilities,
Net - 1.8%
4,743
Net Assets - 100.0%
257,151

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 789
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
ABN AMRO Bank NV 06/06/22 EUR 7,996 11.68 93
128
Adyen NV 12/20/19 EUR 234 1,614.36 378
375
Amundi SA 01/10/17 EUR 1,175 52.76 62
77
Auto Trader Group PLC 12/11/20 GBP 43,011 8.40 361
344
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2.22 45
58
Cellnex Telecom SA 10/21/22 EUR 2,824 28.53 80
119
Covestro AG 07/20/16 EUR 6,010 48.98 294
264
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
50
Euronext NV 06/06/22 EUR 1,491 73.35 109
119
Evolution Gaming Group AB 11/24/20 SEK 3,266 105.46 344
436
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8.25 47
79
La Francaise des Jeux SAEM 06/14/21 EUR 4,169 42.11 176
178
Lumine Group, Inc. 02/15/23 CAD 1,155 10.41 12
16
Nuvei Corp. 10/21/22 CAD 1,664 27.60 46
67
Poste Italiane SpA 04/06/17 EUR 13,149 6.63 87
137
Scout24 SE 10/21/22 EUR 1,728 52.46 91
108
Siemens Healthineers AG 04/14/20 EUR 4,320 48.13 208
268
VAT Group AG 02/04/22 CHF 574 369.42 212
202
WH Group, Ltd. 04/30/19 HKD 396,789 0.87 346
221
Worldline SA 03/11/22 EUR 1,419 44.60 63 62
3,308
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 81 EUR 3,499 06/23
161
FTSE 100 Index Futures 13 GBP 1,022 06/23
47
MSCI Emerging Markets Index Futures 55 USD 2,707 06/23
72
S&P/TSX 60 Index Futures 9 CAD 2,247 06/23
97
TOPIX Index Futures 11 JPY 226,380 06/23 52
Short Positions
Hang Seng Index Futures 6 HKD 5,940 05/23
(1)
MSCI Singapore Index Futures 19 SGD 567 05/23
5
S&P 500 E-Mini Index Futures 2 USD 419 06/23
(30)
SPI 200 Index Futures 3 AUD 549 06/23 (18)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 385
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 224 CAD 308 06/21/23 3
Bank of New York USD 2,037 EUR 1,917 06/21/23 82
Bank of New York USD 838 GBP 706 06/21/23 50
Bank of New York USD 59 HKD 463 06/21/23 —
Bank of New York USD 559 JPY 75,258 06/21/23 (2)
Bank of New York USD 41 NZD 67 06/21/23 —

See accompanying notes which are an integral part of the financial statements.
790 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York AUD 235 USD 156 06/21/23 —
Bank of New York CHF 77 USD 83 06/21/23 (4)
Bank of New York NOK 3,207 USD 303 06/21/23 2
Bank of New York SEK 1,465 USD 138 06/21/23 (5)
Royal Bank of Canada USD 224 CAD 308 06/21/23 4
Royal Bank of Canada USD 2,035 EUR 1,917 06/21/23 84
Royal Bank of Canada USD 837 GBP 706 06/21/23 51
Royal Bank of Canada USD 59 HKD 463 06/21/23 —
Royal Bank of Canada USD 558 JPY 75,258 06/21/23 (2)
Royal Bank of Canada USD 41 NZD 67 06/21/23 —
Royal Bank of Canada AUD 235 USD 155 06/21/23 —
Royal Bank of Canada AUD 600 USD 405 06/21/23 7
Royal Bank of Canada CHF 77 USD 83 06/21/23 (4)
Royal Bank of Canada EUR 1,920 USD 2,092 06/21/23 (30)
Royal Bank of Canada GBP 300 USD 373 06/21/23 (4)
Royal Bank of Canada GBP 987 USD 1,204 06/21/23 (38)
Royal Bank of Canada JPY 69,000 USD 519 06/21/23 9
Royal Bank of Canada NOK 3,207 USD 303 06/21/23 1
Royal Bank of Canada SEK 1,465 USD 138 06/21/23 (6)
Toronto Dominion Bank USD 224 CAD 308 06/21/23 4
Toronto Dominion Bank USD 2,035 EUR 1,917 06/21/23 85
Toronto Dominion Bank USD 837 GBP 706 06/21/23 51
Toronto Dominion Bank USD 59 HKD 463 06/21/23 —
Toronto Dominion Bank USD 558 JPY 75,258 06/21/23 (2)
Toronto Dominion Bank USD 41 NZD 67 06/21/23 —
Toronto Dominion Bank AUD 235 USD 156 06/21/23 —
Toronto Dominion Bank CHF 77 USD 83 06/21/23 (4)
Toronto Dominion Bank NOK 3,207 USD 303 06/21/23 1
Toronto Dominion Bank SEK 1,465 USD 138 06/21/23 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 327
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 15,661 $ —
$ —
$ 15,661 6.1
Austria — 877 —
—
877 0. 3
Belgium — 1,209 —
—
1,209 0.5
Brazil — 390 —
—
390 0.2
Canada 25,442 — —
—
25,442 9.9
Chile 270 95 —
—
365 0.1
China — 851 —
—
851 0.3
Denmark — 7,094 —
—
7,094 2.8
Finland — 2,857 —
—
2,857 1.1

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 791
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 24,244 —
—
24,244 9.4
Germany — 17,001 —
—
17,001 6.6
Hong Kong 48 4,264 38
—
4,350 1.7
Ireland 134 1,647 —
—
1,781 0.7
Israel 582 2,008 —
—
2,590 1.0
Italy — 4, 307 —
—
4, 307 1. 7
Japan — 46,980 —
—
46,980 18.3
Jordan — 289 —
—
289 0.1
Luxembourg — 346 —
—
346 0.1
Netherlands — 1 3 , 064 —
—
1 3 , 064 5 . 1
New Zealand — 505 —
—
505 0.2
Norway — 1,982 —
—
1,982 0.8
Portugal — 799 —
—
799 0.3
Singapore 199 3,733 —
—
3,932 1.5
South Korea — 50 —
—
50 —
*
Spain — 5,274 —
—
5,274 2.1
Sweden — 7,843 —
—
7,843 3. 0
Switzerland — 11,876 —
—
11,876 4.6
United Kingdom 113 27,300 —
—
27,413 10.7
United States — 15,968 —
—
15,968 6.2
Zambia 186 — —
—
186 0.1
Preferred Stocks — 1,274 — — 1,274 0.5
Short-Term Investments — — — 4,233 4,233 1. 7
Other Securities — — — 1,375 1,375 0.5
Total Investments 26,974 219,788 38 5,608 252,408 98.2
Other Assets and Liabilities, Net
1.8
100.0
Other Financial Instruments
Assets
Futures Contracts 434 — — — 434 0.2
Foreign Currency Exchange Contracts — 434 — — 434 0.2
A
Liabilities
Futures Contracts (49) — — — (49) (—)
*
Foreign Currency Exchange Contracts — (107) — — (107) (—)
*
Total Other Financial Instruments
**
$ 385 $ 327 $ — $ — $ 712
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of the financial statements.
792 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
34,218
Consumer Staples ...............................................................................
18,475
Energy ................................................................................................
16,095
Financial Services ..............................................................................
55,200
Health Care ........................................................................................
30,639
Materials and Processing ...................................................................
24,623
Producer Durables ..............................................................................
33,281
Technology .........................................................................................
18,152
Utilities ...............................................................................................
14,843
Preferred Stocks
Consumer Discretionary ....................................................................
760
Consumer Staples ...............................................................................
413
Producer Durables ..............................................................................
101
Short-Term Investments .............................................................
4,233
Other Securities ...........................................................................
1,375
Total Investments ............................................................................... 252,408

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 793
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 434
Variation margin on futures contracts* 434 —
Total
$ 434 $ 434
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 49 $ —
Unrealized depreciation on foreign currency exchange contracts — 107
Total
$ 49 $ 107
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,649 $ —
Foreign currency exchange contracts — 64
Total
$ 1,649 $ 64
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 304 $ —
Foreign currency exchange contracts — 523
Total
$ 304 $ 523
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets an d Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
794 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,297 $ — $ 1,297
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 434 — 434
Total Financial and Derivative Assets
1,731 — 1,731
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,731 $ — $ 1,731
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 211 $ — $ 211 $ —
Bank of Montreal
74 — 74 —
Bank of New York
138 12 — 126
Barclays
510 — 510 —
Morgan Stanley
502 — 5 02 —
Royal Bank of Canada
156 84 — 72
Toronto Dominion Bank
140 11 — 129
Total
$ 1,731 $ 107 $ 1,297 $ 327

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 795
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 107 $ — $ 107
Total Financial and Derivative Liabilities
107 — 107
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 107 $ — $ 107
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 12 $ 12 $ — $ —
Royal Bank of Canada 84 84 — —
Toronto Dominion Bank 11 11 — —
Total
$ 107 $ 107 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
796 Multifactor International Equity Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 201,179
Investments, at fair value(*)(>) ....................................................................................................................................................
252,408
Foreign currency holdings(^) ....................................................................................................................................................... 2,622
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 434
Receivables:
Dividends and interest ...................................................................................................................................................... 1,117
Dividends from affiliated funds ....................................................................................................................................... 23
Fund shares sold ............................................................................................................................................................... 64
Foreign capital gains taxes recoverable ........................................................................................................................... 1,436
From broker(a) ................................................................................................................................................................. 431
Variation margin on futures contracts .............................................................................................................................. 386
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
258,923
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 99
Accrued fees to affiliates .................................................................................................................................................. 79
Other accrued expenses .................................................................................................................................................... 112
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 107
Payable upon return of securities loaned ..................................................................................................................................... 1,375
Total liabilities ...........................................................................................................................................................
1,772
Net Assets ...............................................................................................................................................................
$ 257,151

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 797
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (10,917)
Shares of beneficial interest .........................................................................................................................................................
262
Additional paid-in capital ............................................................................................................................................................
267,806
Net Assets ...............................................................................................................................................................
$ 257,151
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) .......................................................................................................................................... $ 9.81
Class M — Net assets .......................................................................................................................................................... $ 14,667,283
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 1,495,680
Net asset value per share: Class R6(#) ......................................................................................................................................... $ 9.96
Class R6 — Net assets ......................................................................................................................................................... $ 57,416
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 5,762
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.80
Class S — Net assets ............................................................................................................................................................ $ 73,886,497
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,542,109
Net asset value per share: Class Y(#) ........................................................................................................................................... $ 9.80
Class Y — Net assets ........................................................................................................................................................... $ 168,539,815
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 17,203,291
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,645
(*)     Securities on loan included in investments $ 1,297
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 5,608
(a)     Receivable from Broker for Futures $ 431
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
798 Multifactor International Equity Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,52 8
Dividends from affiliated funds ....................................................................................................................................... 18 5
Securities lending income (net) ....................................................................................................................................... 17
Less foreign taxes withheld ............................................................................................................................................. (526)
Total investment income ..............................................................................................................................................................
4,204
Expenses
Advisory fees ................................................................................................................................................................... 578
Administrative fees .......................................................................................................................................................... 62
Custodian fees .................................................................................................................................................................. 84
Transfer agent fees - Class M .......................................................................................................................................... 14
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 70
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 48
Registration fees ............................................................................................................................................................... 37
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 926
Expense reductions .......................................................................................................................................................... (283)
Net expenses ................................................................................................................................................................................
643
Net investment income (loss) .......................................................................................................................................................
3,561
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 107
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,649
Foreign currency exchange contracts ............................................................................................................................... 64
Foreign currency-related transactions .............................................................................................................................. 188
Net realized gain (loss) ................................................................................................................................................................
2,009
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 43,371
Futures contracts .............................................................................................................................................................. 304
Foreign currency exchange contracts ............................................................................................................................... 523
Foreign currency-related transactions .............................................................................................................................. 172
Net change in unrealized appreciation (depreciation) ................................................................................................................. 44,370
Net realized and unrealized gain (loss) ........................................................................................................................................ 46,379
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 49,940
*      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 799
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,561 $ 8,917
Net realized gain (loss) ....................................................................................................................... 2,009 (1,325)
Net change in unrealized appreciation (depreciation) ........................................................................ 44,370 (78,818)
Net increase (decrease) in net assets from operations .............................................................................. 49,940 (71,226)
Distributions
To shareholders
Class M ......................................................................................................................................... (284) (1,302)
Class R6 ........................................................................................................................................ (1) (3)
Class S .......................................................................................................................................... (1,393) (5,853)
Class Y .......................................................................................................................................... (3,793) (13,857)
Net decrease in net assets from distributions ............................................................................................ (5,471) (21,015)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (28,395) (18,438)
Total Net Increase (Decrease) in Net Assets ........................................................................
16,074 (110,679)
Net Assets
Beginning of period .................................................................................................................................. 241,077 351,756
End of period .............................................................................................................................................
$ 257,151 $ 241,077

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
800 Multifactor International Equity Fund
**     Less than 500 shares.
***   Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 144 $ 1,328 878 $ 8,411
Proceeds from reinvestment of distributions 32 284 129 1,302
Payments for shares redeemed (174) (1,619) (1,415) (12,159)
Net increase (decrease)
2 (7) (408) (2,446)
Class R6
Proceeds from shares sold —
**
1 1 4
Proceeds from reinvestment of distributions —
**
1 —
**
3
Payments for shares redeemed (—)
**
(—)
***
(—)
**
(—)
***
Net increase (decrease)
—
**
2 1 7
Class S
Proceeds from shares sold 529 4,820 2,117 20,437
Proceeds from reinvestment of distributions 158 1,393 578 5,853
Payments for shares redeemed (1,069) (9,744) (3,861) (34,995)
Net increase (decrease)
(382) (3,531) (1,166) (8,705)
Class Y
Proceeds from shares sold 853 7,800 2,889 26,627
Proceeds from reinvestment of distributions 431 3,793 1,371 13,857
Payments for shares redeemed (3,968) (36,452) (5,078) (47,778)
Net increase (decrease)
(2,684) (24,859) (818) (7,294)
Total increase (decrease)
(3,064) $ (28,395) (2,391) $ (18,438)

See accompanying notes which are an integral part of the financial statements.
802 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
April 30, 2023* 8.23 .13 1.64 1.77 (.19) (.19)
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
Class R6
April 30, 2023* 8.36 .13 1.67 1.80 (.20) (.20)
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
Class S
April 30, 2023* 8.22 .12 1.64 1.76 (.18) (.18)
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
Class Y
April 30, 2023* 8.23 .13 1.64 1.77 (.20) (.20)
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 803
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)(ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ )
%
Portfolio
Turnover Rate
( ǿ )
9.81 21.81 14,667 .85 .49 2.86 6
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
9.96 21.76 57 .70 .47 2.90 6
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
9.80 21.63 73,887 .85 .64 2.67 6
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
9.80 21.78 168,540 .66 .44 2.80 6
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .4 4 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
804 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 52,949
Administrative fees 10,166
Transfer agent fees 13,244
Trustee fees 2,443
$ 78,802
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,638 $ 37,029 $ 45,435 $ 1 $ — $ 4,233 $ 185 $ —
U.S. Cash Collateral Fund 1,632 14,369 14,626 — — 1,375 25 —
$ 14,270 $ 51,398 $ 60,061 $ 1 $ — $ 5,608 $ 210 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 208,438,297 $ 53,126,383 $ (8,444,778) $ 44,681,605

Multifactor Bond Fund 805
Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,050.70 $ 1,023.51
Expenses Paid During Period* $ 1.32 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
806 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.4%
Corporate Bonds and Notes - 24.3%
Ares Capital Corp.
3.875% due 01/15/26 175 163
Ares Finance Co. LLC
4.000% due 10/08/24 (Þ) 170 164
AT&T, Inc.
1.700% due 03/25/26 138 127
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 147
Berry Global, Inc.
Series WI
1.570% due 01/15/26 151 137
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 120
Bunge, Ltd.
1.630% due 08/17/25 168 155
Capital One Financial Corp.
3.650% due 05/11/27 136 127
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 141
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
6.834% due 10/23/55 99 94
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 130 131
Chevron Corp.
1.554% due 05/11/25 140 132
Citigroup, Inc.
6.625% due 06/15/32 109 118
Coca-Cola Co. (The)
1.125% due 03/09/27 119 121
Costco Wholesale Corp.
1.375% due 06/20/27 173 156
CubeSmart , LP
4.000% due 11/15/25 148 145
DH Europe Finance II SARL
0.450% due 03/18/28 111 107
Duke Energy Corp.
2.650% due 09/01/26 165 155
Edison International
5.750% due 06/15/27 134 138
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 89
Enterprise Products Operating LLC
3.700% due 02/15/26 143 140
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 149 144
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 177 162
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 182 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kellogg Co.
3.250% due 04/01/26 43 41
McDonald's Corp.
4.700% due 12/09/35 156 156
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 91 89
Nucor Corp.
2.000% due 06/01/25 145 137
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 165 161
Oracle Corp.
3.950% due 03/25/51 136 103
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 133
Pioneer Natural Resources Co.
1.125% due 01/15/26 170 155
Prospect Capital Corp.
3.437% due 10/15/28 176 136
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 168 144
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 180 165
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 201 163
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 145
Spectra Energy Partners, LP
3.500% due 03/15/25 168 163
Steel Dynamics, Inc.
2.400% due 06/15/25 129 122
Synchrony Financial
3.700% due 08/04/26 157 140
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 138
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 134
Time Warner Cable LLC
7.300% due 07/01/38 117 121
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 135
Unilever Capital Corp.
0.626% due 08/12/24 171 162
United Parcel Service, Inc.
3.900% due 04/01/25 137 136
Walt Disney Co. (The)
1.750% due 08/30/24 139 134
6,390
International Debt - 20.1%

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 807
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ABN AMRO Bank NV
3.324% due 03/13/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.900%)(Ê)(Þ) 200 155
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 83
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 137 134
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 177 159
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 169 163
Bancolombia SA
3.000% due 01/29/25 178 168
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 132
Barclays Bank PLC
5.200% due 05/12/26 156 152
Barclays PLC
5.250% due 08/17/45 106 100
BAT Capital Corp.
Series WI
3.557% due 08/15/27 149 139
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 139 136
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 127
BNP Paribas SA
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 181 167
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 131 123
Comcast Corp.
0.250% due 05/20/27 EUR 103 100
Credit Suisse Group AG
Series FXD
3.700% due 02/21/25 164 155
Danaher Corp.
2.500% due 03/30/30 EUR 164 170
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 164 156
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 141 126
Fairfax Financial Holdings, Ltd.
4.875% due 08/13/24 (Þ) 164 161
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 104
Marubeni Corp.
1.319% due 09/18/25 (Þ) 206 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 47 43
Nestle Holdings, Inc.
0.625% due 12/18/25 (Þ) GBP 137 156
0.257% due 06/14/26 (Þ) EUR 123 124
Prosus NV
4.987% due 01/19/52 (Þ) 224 165
Santander UK Group Holdings PLC
2.896% due 03/15/32 (SOFR +
1.475%)(Ê) 200 164
Schneider Electric SE
0.875% due 03/11/25 (Þ) EUR 100 106
Suncor Energy, Inc.
7.150% due 02/01/32 111 123
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 180 167
Sysco Canada, Inc.
3.650% due 04/25/25 (Þ) CAD 190 137
Triton International, Ltd.
3.250% due 03/15/32 203 160
TSMC Arizona Corp.
1.750% due 10/25/26 151 138
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 198 171
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 190 163
Verizon Communications, Inc.
4.500% due 08/17/27 (Þ) AUD 200 132
Walmart, Inc.
4.875% due 09/21/29 EUR 73 89
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 209 163
5,299
Non-US Bonds - 40.9%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 (Þ) CAD 191 138
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê)(Þ) EUR 91 101
Australia Government International
Bond
Series 159
0.250% due 11/21/24 (Þ) AUD 230 145
Series 162
1.750% due 06/21/51 (Þ) AUD 40 17
Bundesobligation
Series G
1.300% due 10/15/27 (Þ) EUR 205 217
Bundesrepublik Deutschland

See accompanying notes which are an integral part of the financial statements.
808 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 08/15/32 (Þ) EUR 85 89
1.000% due 05/15/38 (Þ) EUR 207 186
2.165% due 08/15/50 (Þ) EUR 67 39
Buoni del Tesoro Poliennali Bonds
Series 34Y
1.500% due 04/30/45 (Þ) EUR 399 263
Canada Government International Bond
3.750% due 02/01/25 CAD 270 199
2.000% due 06/01/32 CAD 375 258
4.000% due 06/01/41 CAD 70 59
Commerzbank AG
0.625% due 08/28/24 (Þ) EUR 123 130
Compass Group PLC
2.000% due 09/05/25 (Þ) GBP 133 157
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 100 104
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 114
Denmark Government International
Bond
Series 10Y
1.477% due 11/15/31 DKK 350 42
Deutsche Bank AG
2.625% due 02/12/26 (Þ) EUR 100 103
Diageo Finance PLC
1.000% due 04/22/25 (Þ) EUR 160 169
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 154
Enel Finance International NV
0.550% due 09/03/24 (Þ) CHF 150 164
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 167
France Government International Bond
0.500% due 05/25/25 (Þ) EUR 450 473
1.750% due 06/25/39 (Þ) EUR 228 207
0.500% due 06/25/44 (Þ) EUR 250 163
Hungary Government International
Bond
Series 24/C
2.500% due 10/24/24 HUF 10,000 26
Intermediate Capital Group PLC
1.625% due 02/17/27 (Þ) EUR 143 129
International Bank for Reconstruction
& Development
3.000% due 10/19/26 AUD 50 32
Investec Bank PLC
0.500% due 02/17/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 0.950%)(Ê)(Þ) EUR 177 165
Italy Buoni Poliennali Del Tesoro
Series CAC
2.450% due 09/01/50 (Þ) EUR 189 144
Japan 10 Year Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 349
0.100% due 12/20/27 JPY 41,700 306
Series 369
0.500% due 12/20/32 JPY 15,000 111
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 80,000 562
Series 177
0.400% due 06/20/41 JPY 10,000 66
Japan 30 Year Government International
Bond
Series 37
1.900% due 09/20/42 JPY 47,000 399
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 45,000 250
Series 14
0.700% due 03/20/61 JPY 30,800 183
KfW
0.500% due 09/15/27 EUR 150 149
0.625% due 01/07/28 EUR 195 194
Merck Financial Services GmbH
0.125% due 07/16/25 (Þ) EUR 100 103
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 97
National Bank of Canada
2.580% due 02/03/25 CAD 178 126
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 (Þ) EUR 360 353
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 (Þ) NZD 60 38
Norway Government International
Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 9
Novo Nordisk A/S
0.750% due 03/31/25 (Þ) EUR 162 170
Republic of Austria Government
International Bond
0.818% due 02/20/30 (Þ) EUR 130 118
Royal Bank of Canada
0.125% due 07/23/24 (Þ) EUR 124 131
Sky, Ltd.
2.500% due 09/15/26 (Þ) EUR 112 120
Societe Generale SA
Series emtn
2.125% due 09/27/28 (Þ) EUR 100 99
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 846 816
1.200% due 10/31/40 (Þ) EUR 130 96
St. Galler Kantonalbank AG

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 809
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 12/31/99 (CHF SARON
5 Year + 1.841%)(Ê)(ƒ)(Þ) CHF 155 166
Standard Chartered PLC
5.125% due 06/06/34 (Þ) GBP 65 73
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 (Þ) SEK 165 11
Swiss Re Finance (Luxembourg) SA
Series 155
1.000% due 09/17/24 (Þ) CHF 150 166
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 (Þ) GBP 91 109
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 127
TotalEnergies Capital International SA
1.000% due 08/29/24 (Þ) CHF 150 166
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 110
Unilever Capital Corp.
1.000% due 02/14/27 (Þ) EUR 155 158
Unilever PLC
1.500% due 07/22/26 (Þ) GBP 134 154
United Kingdom Gilt
3.980% due 01/31/29 (Þ) GBP 150 157
1.250% due 10/22/41 (Þ) GBP 205 164
4.360% due 01/31/46 (Þ) GBP 125 83
1.625% due 10/22/54 (Þ) GBP 244 176
1.750% due 07/22/57 (Þ) GBP 26 19
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê)(Þ) EUR 100 78
10,767
United States Government Treasuries - 9.1%
United States Treasury Notes
1.625% due 05/15/31 527 462
1.250% due 08/15/31 372 315
4.125% due 11/15/32 350 369
3.125% due 05/15/48 400 357
2.250% due 08/15/49 300 226
1.250% due 05/15/50 520 303
2.250% due 02/15/52 501 374
2,406
Total Long-Term Investments
(cost $27,595) 24,862
Short-Term Investments - 6.4%
Bundesrepublik Deutschland
2.000% due 08/15/23 (Þ) EUR 133 146
U.S. Cash Management Fund(@) 1,431,758(∞) 1,432
Wells Fargo & Co.
2.125% due 12/20/23 (Þ) GBP 91 112
Total Short-Term Investments
(cost $1,693) 1,690
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 100.8%
(identified cost $29,288) 26,552
Other Assets and Liabilities,
Net - (0.8)%
(211)
Net Assets - 100.0%
26,341

See accompanying notes which are an integral part of the financial statements.
810 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
40.5%
ABN AMRO Bank NV 07/26/22 200,000 80.59 161
155
Alimentation Couche-Tard, Inc. 11/13/19 CAD 191,000 76.46 146
138
AP Moller - Maersk A/S 04/28/22 137,000 100.65 138
134
Ares Finance Co. LLC 02/13/23 170,000 95.97 163
164
Assicurazioni Generali SpA 04/27/20 EUR 91,000 120.39 110
101
Australia Government International Bond 02/10/21 AUD 40,000 69.56 28
17
Australia Government International Bond 06/24/22 AUD 230,000 66.58 153
145
Banco de Bogota SA 02/13/23 177,000 93.14 165
159
Banco de Credito del Peru 03/20/23 169,000 95.71 162
163
Bayer US Finance LLC 11/14/19 139,000 100.83 140
136
BNP Paribas SA 06/22/22 181,000 93.41 169
167
Bundesobligation 03/20/23 EUR 205,000 103.97 213
217
Bundesrepublik Deutschland 06/10/22 EUR 67,000 69.03 46
39
Bundesrepublik Deutschland 08/09/22 EUR 207,000 85.92 178
186
Bundesrepublik Deutschland 03/20/23 EUR 85,000 103.88 88
89
Bundesrepublik Deutschland 03/22/23 EUR 133,000 108.43 144
146
Buoni del Tesoro Poliennali Bonds 08/08/22 EUR 399,000 75.65 302
263
Commerzbank AG 01/13/22 EUR 123,000 115.41 142
130
Compass Group PLC 04/24/23 GBP 133,000 117.71 157
157
Credit Agricole SA 09/28/21 EUR 100,000 119.36 119
104
Danske Bank A/S 04/24/23 164,000 94.63 155
156
Deutsche Bank AG 09/28/21 EUR 100,000 124.32 124
103
Diageo Finance PLC 02/13/23 EUR 160,000 102.65 164
169
Enel Finance International NV 03/20/23 CHF 150,000 105.92 159
164
Fairfax Financial Holdings, Ltd. 02/13/23 164,000 98.39 161
161
France Government International Bond 08/08/22 EUR 250,000 76.94 192
163
France Government International Bond 08/09/22 EUR 228,000 101.36 231
207
France Government International Bond 04/24/23 EUR 450,000 104.91 472
473
Intermediate Capital Group PLC 05/19/20 EUR 143,000 99.64 142
129
International Flavors & Fragrances, Inc. 02/13/23 182,000 90.17 164
164
Investec Bank PLC 02/13/23 EUR 177,000 92.87 164
165
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 189,000 112.43 213
144
Marubeni Corp. 10/20/20 206,000 99.91 206
188
Merck Financial Services GmbH 01/13/22 EUR 100,000 114.96 115
103
NBK Tier 1 Financing 2, Ltd. 02/13/23 47,000 94.55 44
43
Nederlandse Waterschapsbank NV 01/08/20 EUR 360,000 112.11 404
353
Nestle Holdings, Inc. 11/04/21 EUR 123,000 115.93 143
124
Nestle Holdings, Inc. 04/24/23 GBP 137,000 113.67 156
156
New Zealand Government International Bond 11/13/19 NZD 60,000 71.47 43
38
NGPL PipeCo LLC 03/24/22 91,000 103.48 94
89
Norway Government International Bond 10/29/21 NOK 98,000 11.91 12
9
Novo Nordisk A/S 02/13/23 EUR 162,000 102.33 166
170
Prosus NV 07/26/22 224,000 77.13 173
165
Republic of Austria Government International Bond 03/24/22 EUR 130,000 104.31 136
118
Royal Bank of Canada 01/13/22 EUR 124,000 114.79 142
131
Schneider Electric SE 03/03/21 EUR 100,000 123.47 123
106
Sky, Ltd. 03/03/21 EUR 112,000 131.43 147
120
Societe Generale SA 09/28/21 EUR 100,000 125.91 126
99
Spain Government International Bond 11/12/20 EUR 846,000 120.99 1,024
816
Spain Government International Bond 06/01/21 EUR 130,000 95.40 124
96
St. Galler Kantonalbank AG 02/13/23 CHF 155,000 105.14 163
166
Standard Chartered PLC 11/14/19 GBP 65,000 147.72 96
73
SURA Asset Management SA 07/26/22 180,000 94.49 170
167
Sweden Government International Bond 01/14/22 SEK 165,000 10.43 17
11
Swiss Re Finance (Luxembourg) SA 03/20/23 CHF 150,000 107.13 161
166
Sysco Canada, Inc. 11/13/19 CAD 190,000 76.67 146
137
Tesco Corp. Treasury Services PLC 11/14/19 GBP 91,000 130.28 119
109
TotalEnergies Capital International SA 03/20/23 CHF 150,000 106.88 160
166
TSMC Global, Ltd. 08/22/22 198,000 87.11 172
171
UBS Group AG 09/13/22 190,000 87.09 166
163
Unilever Capital Corp. 04/24/23 EUR 155,000 101.62 158
158
Unilever PLC 04/24/23 GBP 134,000 114.20 153
154
United Kingdom Gilt 02/17/21 GBP 244,000 156.16 381
176
United Kingdom Gilt 01/14/22 GBP 26,000 159.55 41
19

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 811
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
United Kingdom Gilt 03/14/22 GBP 204,500 118.49 242
164
United Kingdom Gilt 01/13/23 GBP 150,000 104.48 157
157
United Kingdom Gilt 03/09/23 GBP 125,000 62.36 78
83
Verizon Communications, Inc. 11/15/19 AUD 200,000 74.20 148
132
Wells Fargo & Co. 11/13/19 GBP 91,000 129.04 118
112
Wuestenrot & Wuerttembergische AG 10/14/21 EUR 100,000 113.42 113
78
Zurich Finance (Ireland) Designated Activity Co. 07/26/22 209,000 81.34 170 163
10,657
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bund Futures 1 EUR 135 06/23
(1)
Euro-Schatz Futures 1 EUR 106 06/23
—
Japanese 10-Year Mini Government Bond Futures 2 JPY 29,766 06/23
—
United States 2 Year Treasury Note Futures 10 USD 2,062 06/23
19
United States 5 Year Treasury Note Futures 8 USD 878 06/23
15
United States 10 Year Treasury Note Futures 12 USD 1,382 06/23
6
United States Treasury Long Bond Futures 2 USD 263 06/23 7
Short Positions
United States 2 Year Treasury Note Futures 6 USD 1,237 06/23
3
United States 10 Year Treasury Note Futures 6 USD 691 06/23 (21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 28
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CZK 2,513 USD 112 06/21/23 (5)
Bank of America HUF 8,800 USD 24 06/21/23 (2)
Bank of New York AUD 217 USD 144 06/21/23 —
Bank of New York CAD 642 USD 467 06/21/23 (7)
Bank of New York CHF 62 USD 67 06/21/23 (3)
Bank of New York DKK 94 USD 13 06/21/23 (1)
Bank of New York EUR 2,054 USD 2,182 06/21/23 (88)
Bank of New York GBP 360 USD 428 06/21/23 (26)
Bank of New York JPY 83,666 USD 621 06/21/23 3
Bank of New York MXN 612 USD 33 06/21/23 —
Bank of New York NOK 36 USD 3 06/21/23 —
Bank of New York NZD 20 USD 12 06/21/23 —
Bank of New York SEK 45 USD 4 06/21/23 —
Citigroup USD 341 CHF 302 05/11/23 (3)
Citigroup USD 141 CHF 126 06/09/23 —
Citigroup USD 167 GBP 133 05/11/23 1
Citigroup USD 166 GBP 133 06/09/23 1

See accompanying notes which are an integral part of the financial statements.
812 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CHF 302 USD 334 05/11/23 (4)
Citigroup CHF 302 USD 342 06/09/23 3
Citigroup GBP 133 USD 166 05/11/23 (1)
Citigroup GBP 80 USD 100 06/09/23 (1)
HSBC USD 10 CAD 14 06/21/23 —
HSBC USD 12 CHF 11 06/21/23 —
HSBC USD 45 JPY 6,000 06/21/23 —
HSBC AUD 217 USD 144 06/21/23 —
HSBC CAD 642 USD 467 06/21/23 (7)
HSBC CHF 62 USD 67 06/21/23 (3)
HSBC CHF 820 USD 897 06/21/23 (26)
HSBC DKK 94 USD 13 06/21/23 —
HSBC EUR 15 USD 16 06/21/23 —
HSBC EUR 113 USD 122 06/21/23 (3)
HSBC EUR 2,054 USD 2,185 06/21/23 (86)
HSBC GBP 360 USD 428 06/21/23 (25)
HSBC JPY 83,666 USD 622 06/21/23 3
HSBC MXN 612 USD 33 06/21/23 —
HSBC NOK 36 USD 3 06/21/23 —
HSBC NZD 20 USD 12 06/21/23 —
HSBC SEK 45 USD 4 06/21/23 —
Royal Bank of Canada USD 7 CAD 9 06/21/23 —
Royal Bank of Canada USD 7 EUR 7 06/21/23 —
Royal Bank of Canada USD 25 EUR 23 06/21/23 —
Royal Bank of Canada USD 9 GBP 7 06/21/23 —
Royal Bank of Canada USD 21 GBP 17 06/21/23 —
Royal Bank of Canada AUD 217 USD 144 06/21/23 —
Royal Bank of Canada CAD 642 USD 467 06/21/23 (7)
Royal Bank of Canada CHF 62 USD 67 06/21/23 (3)
Royal Bank of Canada DKK 94 USD 13 06/21/23 (1)
Royal Bank of Canada EUR 2,054 USD 2,179 06/21/23 (90)
Royal Bank of Canada GBP 360 USD 427 06/21/23 (26)
Royal Bank of Canada JPY 83,666 USD 621 06/21/23 2
Royal Bank of Canada MXN 612 USD 33 06/21/23 —
Royal Bank of Canada NOK 36 USD 3 06/21/23 —
Royal Bank of Canada NZD 20 USD 12 06/21/23 —
Royal Bank of Canada SEK 45 USD 4 06/21/23 —
State Street USD 111 CAD 149 05/11/23 (1)
State Street USD 109 CAD 149 06/09/23 1
State Street USD 74 CAD 101 06/21/23 1
State Street USD 447 CHF 410 06/21/23 14
State Street USD 18 EUR 16 05/02/23 —
State Street USD 333 EUR 303 05/11/23 1
State Street USD 336 EUR 303 06/09/23 (1)
State Street USD 25 EUR 23 06/21/23 —
State Street USD 54 EUR 50 06/21/23 1
State Street USD 83 EUR 75 06/21/23 —
State Street USD 168 EUR 156 06/21/23 4
State Street USD 174 EUR 160 06/21/23 3
State Street USD 164 JPY 21,482 05/11/23 (6)
State Street USD 162 JPY 21,482 06/09/23 (4)
State Street USD 26 JPY 3,400 06/21/23 (1)

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 813
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 214 NOK 2,274 05/11/23 (1)
State Street USD 82 NOK 868 06/09/23 —
State Street USD 111 NZD 175 05/11/23 (2)
State Street USD 107 NZD 175 06/09/23 1
State Street USD 110 SEK 1,132 05/11/23 —
State Street USD 22 SEK 226 06/09/23 —
State Street USD 110 SEK 1,132 06/09/23 1
State Street AUD 6 USD 4 06/21/23 —
State Street AUD 7 USD 5 06/21/23 —
State Street CAD 149 USD 109 05/11/23 (1)
State Street CAD 59 USD 44 06/09/23 —
State Street CAD 8 USD 6 06/21/23 —
State Street CAD 8 USD 6 06/21/23 —
State Street CAD 11 USD 8 06/21/23 —
State Street CAD 40 USD 29 06/21/23 —
State Street CHF 8 USD 9 06/21/23 —
State Street EUR 303 USD 335 05/11/23 1
State Street EUR 153 USD 169 06/09/23 —
State Street EUR 17 USD 19 06/21/23 —
State Street EUR 25 USD 28 06/21/23 —
State Street EUR 25 USD 27 06/21/23 —
State Street EUR 44 USD 48 06/21/23 (1)
State Street EUR 55 USD 60 06/21/23 (1)
State Street EUR 94 USD 101 06/21/23 (3)
State Street GBP 7 USD 9 06/21/23 —
State Street GBP 10 USD 12 06/21/23 —
State Street GBP 20 USD 24 06/21/23 (1)
State Street JPY 21,482 USD 162 05/11/23 4
State Street JPY 22,952 USD 172 06/09/23 3
State Street JPY 1,600 USD 12 06/21/23 —
State Street JPY 2,000 USD 15 06/21/23 —
State Street JPY 2,500 USD 19 06/21/23 1
State Street JPY 3,500 USD 26 06/21/23 1
State Street NOK 2,274 USD 221 05/11/23 8
State Street NOK 2,274 USD 214 06/09/23 1
State Street NZD 175 USD 107 05/11/23 (1)
State Street NZD 68 USD 42 06/09/23 —
State Street SEK 1,132 USD 110 05/11/23 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (384)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 300 (5.000%)
(2)
06/20/28 — (6) (6)
Total Open Credit Indices - Purchase Protection Contracts — (6) (6)
Total Open Credit Default Swap Contracts (å) — (6) (6)

See accompanying notes which are an integral part of the financial statements.
814 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 6,390 $ —
$ —
$ 6,390 24.3
International Debt — 5,299 —
—
5,299 20.1
Non-US Bonds — 10,767 —
—
10,767 40.9
United States Government Treasuries — 2,406 —
—
2,406 9.1
Short-Term Investments — 258 — 1,432 1,690 6.4
Total Investments — 25,120 — 1,432 26,552 100.8
Other Assets and Liabilities, Net
(0.8)
100.0
Other Financial Instruments
Assets
Futures Contracts 50 — — — 50 0.2
Foreign Currency Exchange Contracts — 59 — — 59 0.2
A
Liabilities
Futures Contracts (22) — — — (22) (0.1)
Foreign Currency Exchange Contracts — (443) — — (443) (1.7)
Credit Default Swap Contracts — (6) — — (6) (—)
*
Total Other Financial Instruments
**
$ 28 $ (390) $ — $ — $ (362)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
305

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 815
Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Austria ................................................................................................
118
Bermuda .............................................................................................
160
Canada ................................................................................................
1,899
China ..................................................................................................
165
Colombia ............................................................................................
494
Czech Republic ..................................................................................
114
Denmark .............................................................................................
501
France .................................................................................................
1,378
Germany .............................................................................................
1,696
Hungary ..............................................................................................
26
Italy ....................................................................................................
671
Japan ..................................................................................................
2,066
Mexico ...............................................................................................
97
Netherlands ........................................................................................
666
New Zealand ......................................................................................
38
Norway ...............................................................................................
9
Peru ....................................................................................................
163
Spain ..................................................................................................
912
Sweden ...............................................................................................
11
Switzerland ........................................................................................
813
Taiwan ................................................................................................
309
United Arab Emirates .........................................................................
43
United Kingdom .................................................................................
2,392
United States ......................................................................................
11,506
Total Investments ............................................................................... 26,552

See accompanying notes which are an integral part of the financial statements.
816 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — April 30, 2023 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 59 $ —
Variation margin on futures contracts* — — 50
Total
$ — $ 59 $ 50
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 22
Unrealized depreciation on foreign currency exchange contracts — 443 —
Credit default swap contracts, at fair value 6 — —
Total
$ 6 $ 443 $ 22
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (112)
Credit default swap contracts (8) — —
Foreign currency exchange contracts — (297) —
Total
$ (8) $ (297) $ (112)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 142
Credit default swap contracts (6) — —
Foreign currency exchange contracts — (683) —
Total
$ (6) $ (683) $ 142
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 817
Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2023 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 59 $ — $ 59
Total Financial and Derivative Assets
59 — 59
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 59 $ — $ 59
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 3 $ 3 $ — $ —
Citigroup
5 5 — —
HSBC
4 4 — —
Royal Bank of Canada
3 3 — —
State Street
44 24 — 20
Total
$ 59 $ 39 $ — $ 20

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
818 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2023 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 443 $ — $ 443
Credit Default Swap Contracts Credit default swap contracts, at fair value 6 — 6
Total Financial and Derivative Liabilities
449 — 449
Financial and Derivative Liabilities not subject to a netting agreement
(6) — (6)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 443 $ — $ 443
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 7 $ — $ — $ 7
Bank of New York 125 3 — 122
Citigroup 9 5 — 4
HSBC 150 4 — 146
Royal Bank of Canada 128 3 — 125
State Street 24 24 — —
Total
$ 443 $ 39 $ — $ 404
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 819
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 29,288
Investments, at fair value(>) ........................................................................................................................................................
26,552
Foreign currency holdings(^) ....................................................................................................................................................... 1
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 59
Receivables:
Dividends and interest ...................................................................................................................................................... 196
Dividends from affiliated funds ....................................................................................................................................... 5
Fund shares sold ............................................................................................................................................................... 3
From affiliates .................................................................................................................................................................. 18
From broker(a)(b) ............................................................................................................................................................ 70
Variation margin on futures contracts .............................................................................................................................. 28
Total assets ...............................................................................................................................................................
26,932
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 2
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 138
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 443
Credit default swap contracts, at fair value .................................................................................................................................. 6
Total liabilities ...........................................................................................................................................................
591
Net Assets ...............................................................................................................................................................
$ 26,341

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
820 Multifactor Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (6,329)
Shares of beneficial interest .........................................................................................................................................................
33
Additional paid-in capital ............................................................................................................................................................
32,637
Net Assets ...............................................................................................................................................................
$ 26,341
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ...........................................................................................................................................
$ 8.06
Class Y — Net assets ........................................................................................................................................................... $ 26,340,645
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 3,268,655
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1
(>)     Investments in affiliates, U.S. Cash Management Fund $ 1,432
(a)     Receivable from Broker for Futures $ 47
(b)     Receivable from Broker for Swaps $ 23
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 821
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 28
Interest .............................................................................................................................................................................. 35 1
Total investment income ..............................................................................................................................................................
3 79
Expenses
Advisory fees ................................................................................................................................................................... 20
Administrative fees .......................................................................................................................................................... 6
Custodian fees .................................................................................................................................................................. 54
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 66
Registration fees ............................................................................................................................................................... 12
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 1 79
Expense reductions .......................................................................................................................................................... (144)
Net expenses ................................................................................................................................................................................
3 5
Net investment income (loss) .......................................................................................................................................................
344
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,215)
Futures contracts .............................................................................................................................................................. (112)
Foreign currency exchange contracts ............................................................................................................................... (297)
Credit default swap contracts ........................................................................................................................................... (8)
Foreign currency-related transactions .............................................................................................................................. 4
Net realized gain (loss) ................................................................................................................................................................
(1,628)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 3,134
Futures contracts .............................................................................................................................................................. 142
Foreign currency exchange contracts ............................................................................................................................... (683)
Credit default swap contracts ........................................................................................................................................... (6)
Foreign currency-related transactions .............................................................................................................................. 5
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,592
Net realized and unrealized gain (loss) ........................................................................................................................................ 964
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,308

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
822 Multifactor Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 344 $ 489
Net realized gain (loss) ....................................................................................................................... (1,628) 600
Net change in unrealized appreciation (depreciation) ........................................................................ 2,592 (5,934)
Net increase (decrease) in net assets from operations .............................................................................. 1,308 (4,845)
Distributions
To shareholders
Class Y .......................................................................................................................................... (1,949) (1,997)
Net decrease in net assets from distributions ............................................................................................ (1,949) (1,997)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 464 (6,001)
Total Net Increase (Decrease) in Net Assets ........................................................................
(177) (12,843)
Net Assets
Beginning of period .................................................................................................................................. 26,518 39,361
End of period .............................................................................................................................................
$ 26,341 $ 26,518

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 823
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class Y
Proceeds from shares sold 64 $ 516 58 $ 516
Proceeds from reinvestment of distributions 245 1,949 207 1,997
Payments for shares redeemed (250) (2,001) (941) (8,514)
Total increase (decrease)
59 $ 464 (676) $ (6,001)

See accompanying notes which are an integral part of the financial statements.
824 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class Y
April 30, 2023* 8.26 .10 .31 .41 (.61) —
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(
ʄ
) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 825
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.61) 8.06 5.07 26,341 1.35 .26 2.59 41
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
826 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 3 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,045
Transfer agent fees 108
Trustee fees 371
$ 1,524
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,029 $ 6,158 $ 5,755 $ — $ — $ 1,432 $ 28 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 29,352,702 $ 130,190 $ (3,292,058) $ (3,161,868)

Russell Investment Company
Notes to Schedules of Investments — April 30, 2023 (Unaudited)
Notes to Schedules of Investments 827
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2023 (Unaudited)
828 Notes to Schedules of Investments
Foreign Currency Abbreviations:
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2023 (Unaudited)
Notes to Financial Highlights 829
* For the period ended April 30, 2023 (Unaudited).
(ǂ) For the period April 26, 2018 (inception date) to October 31, 2018.
(Ʌ) For the period June 10, 2019 (inception date) to October 31, 2019.
(ʄ) For the period November 13, 2019 (inception date) to October 31, 2020.
(ɸ) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2023 1.11% 1.86% 0.82% 0.67%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
April 30, 2023 0.99% 1.74% 0.64% 0.74%
October 31, 2022 0.99% 1.74% 0.64% 0.74%
October 31, 2021 N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73%
October 31, 2018 0.99% 1.74% 0.64% 0.74%
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2023 1.28% 2.03% 0.89% 0.86% 0.99% 0.83%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
(∂) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — April 30, 2023 (Unaudited)
830 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2023.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 831
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
832 Notes to Financial Statements
techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International
Equity, Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Tax-Exempt Bond, Global
Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy, Multifactor U.S. Equity,
Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended April
30, 2023.
The Tax-Managed Real Assets and Tax-Exempt High Yield Bond Funds had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV,
Tax-Managed Real Assets Fund $ 309,383
Tax-Exempt High Yield Bond Fund 59,719
Short Duration Bond Fund $ 220,896

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 833
securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
834 Notes to Financial Statements
losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2019 through October 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the current fiscal year.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-
Exempt High Yield Bond, Tax-Exempt Bond and Multifactor
Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Strategic Equity,
Global Infrastructure, Global Real Estate Securities, Multi-
Strategy Income, Multi-Asset Growth Strategy and Multifactor
U.S. Equity Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, and Multifactor
International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 835
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2023. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
836 Notes to Financial Statements
repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2023, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 837
of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2023, the following Funds purchased or sold options primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
838 Notes to Financial Statements
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR
Funds Strategies
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 839
plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
840 Notes to Financial Statements
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2023, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2023, the following Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 841
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2023, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2023, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended April 30, 2023, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging strategies.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
Funds Strategies
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
842 Notes to Financial Statements
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 843
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of April 30, 2023, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
Funds Amount
Sustainable Equity Fund
$ 13,630,691
U.S. Strategic Equity Fund
121,373,171
U.S. Small Cap Equity Fund
30,810,719

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
844 Notes to Financial Statements
As of April 30, 2023, the Funds held collateral for short sales as follows:
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With
Funds Amount
Sustainable Equity Fund
$ 19,856,321
U.S. Strategic Equity Fund
191,586,350
U.S. Small Cap Equity Fund
45,876,888

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 845
respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-
conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
846 Notes to Financial Statements
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 847
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
848 Notes to Financial Statements
the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s
Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of
2021. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. In addition, in connection with supervisory guidance from U.S. regulators, some
U.S. regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Replacement rates that have been identified include the SOFR, which is intended to replace US dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with US Treasury securities, and the Sterling Overnight Index Average
Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants.
Certain instruments held by the Funds rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. The usefulness of LIBOR as a benchmark could deteriorate during the transition period and, at this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate, if any, will vary on an investment-by-investment basis.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 849
fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended April 30, 2023, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended April 30, 2023, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
Funds Purchases Sales
Equity Income Fund $ 36,761,467 $ 68,417,289
Sustainable Equity Fund 69,424,190 104,043,877
U.S. Strategic Equity Fund 946,091,458 1,157,783,965
U.S. Small Cap Equity Fund 353,734,271 570,031,467
International Developed Markets Fund 156,268,305 522,572,387
Global Equity Fund 653,659,139 297,790,411
Emerging Markets Fund 358,460,269 482,230,381
Tax-Managed U.S. Large Cap Fund 810,144,157 495,436,774
Tax-Managed U.S. Mid & Small Cap Fund 487,647,269 416,367,010
Tax-Managed International Equity Fund 937,229,281 758,508,539
Tax-Managed Real Assets Fund 254,421,633 219,250,821
Opportunistic Credit Fund 138,109,465 190,657,439
Unconstrained Total Return Fund 75,172,956 71,232,605
Strategic Bond Fund 495,786,909 811,499,498
Investment Grade Bond Fund 328,828,314 85,361,461
Short Duration Bond Fund 57,488,584 91,548,810
Tax-Exempt High Yield Bond Fund 393,638,675 245,078,871
Tax-Exempt Bond Fund 1,147,801,653 816,948,558
Global Infrastructure Fund 185,363,363 59,589,184
Global Real Estate Securities Fund 136,640,041 277,257,619
Multi-Strategy Income Fund 140,279,613 151,099,834
Multi-Asset Growth Strategy Fund 232,070,164 284,951,731
Multifactor U.S. Equity Fund 37,540,961 89,788,487
Multifactor International Equity Fund 14,613,033 36,426,531
Multifactor Bond Fund 8,934,726 10,423,594
Funds Purchases Sales
Opportunistic Credit Fund $ 5,736,701 $ 5,761,712
Unconstrained Total Return Fund 30,148,038 30,170,324
Strategic Bond Fund 255,155,623 361,156,473
Investment Grade Bond Fund 522,594,881 256,893,953
Short Duration Bond Fund 32,347,765 37,351,951
Multi-Strategy Income Fund — 28,020,231
Multi-Asset Growth Strategy Fund 2,987,725 46,607,941
Multifactor Bond Fund 1,395,735 1,866,141

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
850 Notes to Financial Statements
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 851
Funds Asset Level Fee
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
852 Notes to Financial Statements
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 853
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2023.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 29, 2024, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2023 was $54,414.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $99,535. There were no reimbursements for the period ended April 30, 2023.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Funds Advisory Administrative
Equity Income Fund
$ 598,548 $ 52,709
Sustainable Equity Fund
542,946 47,813
U.S. Strategic Equity Fund
10,876,787 728,952
U.S. Small Cap Equity Fund
3,129,622 216,543
International Developed Markets Fund
4,708,098 325,749
Global Equity Fund
6,981,108 360,960
Emerging Markets Fund
4,739,451 199,601
Tax-Managed U.S. Large Cap Fund
19,937,783 1,484,777
Tax-Managed U.S. Mid & Small Cap Fund
6,705,359 335,245
Tax-Managed International Equity Fund
12,457,310 733,929
Tax-Managed Real Assets Fund
3,653,935 208,188
Opportunistic Credit Fund
2,809,661 136,081
Unconstrained Total Return Fund
516,148 25,000
Strategic Bond Fund
6,085,368 619,854
Investment Grade Bond Fund
1,289,754 249,830
Short Duration Bond Fund
859,555 92,516
Tax-Exempt High Yield Bond Fund
4,178,301 404,709
Tax-Exempt Bond Fund
6,538,407 1,055,525
Global Infrastructure Fund
1,103,215 42,736
Global Real Estate Securities Fund
1,855,638 112,346
Multi-Strategy Income Fund
1,438,421 92,889
Multi-Asset Growth Strategy Fund
2,679,895 152,702
Multifactor U.S. Equity Fund
835,530 134,887
Multifactor International Equity Fund
578,453 62,256
Multifactor Bond Fund
19,963 6,446

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
854 Notes to Financial Statements
Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $3,768,385. There were no reimbursements for the period ended April 30, 2023.
For the International Developed Markets Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International
Developed Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The total amount of the waiver for the period ended April 30, 2023 was $341,217. There were no reimbursements for the period ended April 30, 2023.
For the Global Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $1,811,691. There were no reimbursements for the period ended April 30, 2023.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2023 was $1,314,683.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S.
Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $264,159. There were no reimbursements for the period ended
April 30, 2023.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $99,417. There were no reimbursements for the period ended
April 30, 2023.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $1,296,566. There were no reimbursements for the period ended April 30, 2023.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 855
expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real
Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $372,588. There were no reimbursements for the period ended April 30,
2023.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.531%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2023 was $1,317,731.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total
Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $398,659. There were no reimbursements for the period ended April 30,
2023.
For the Strategic Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.43% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $1,885,566. There were no reimbursements for the period ended April 30, 2023.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $189,032. There were no reimbursements for the period ended April 30,
2023.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2023 was $275,057.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt
High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $1,280,639. There were no reimbursements for the period ended April 30, 2023.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
856 Notes to Financial Statements
of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $586,823. There were no reimbursements for the period ended April 30, 2023.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2023 was $115,977.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy
Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $808,855. There were no reimbursements for the period ended April 30,
2023.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was
$1,014,882. There were no reimbursements for the period ended April 30, 2023.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S.
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $206,597. There were no reimbursements for the period ended April 30,
2023.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The total amount of the waiver for the period ended April 30, 2023 was $272,693. There were no reimbursements for the period ended April 30, 2023.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2023 was $19,963. The total amount of the reimbursement for the period ended April 30, 2023 was $124,178.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 857
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2023 were as follows:
RIFUS has contractually agreed to waive, through February 29, 2024, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Equity Income Fund
$ 202,207
Sustainable Equity Fund
189,4 34
U.S. Strategic Equity Fund
3,010,228
U.S. Small Cap Equity Fund
802,751
International Developed Markets Fund
1,304,418
Global Equity Fund
604,481
Emerging Markets Fund
750,088
Tax-Managed U.S. Large Cap Fund
6,131,711
Tax-Managed U.S. Mid & Small Cap Fund
1,384,469
Tax-Managed International Equity Fund
3,03 1 ,020
Tax-Managed Real Assets Fund
859,749
Opportunistic Credit Fund
544,564
Unconstrained Total Return Fund
64,854
Strategic Bond Fund
1,944,164
Investment Grade Bond Fund
997,933
Short Duration Bond Fund
270,392
Tax-Exempt High Yield Bond Fund
1,671,321
Tax-Exempt Bond Fund
4,358,938
Global Infrastructure Fund
161,256
Global Real Estate Securities Fund
379,606
Multi-Strategy Income Fund
273,613
Multi-Asset Growth Strategy Fund
516,847
Multifactor U.S. Equity Fund
104,903
Multifactor International Equity Fund
88,014
Multifactor Bond Fund
586
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
858 Notes to Financial Statements
For the period ended April 30, 2023, the total transfer agency fee waivers were as follows:
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Funds Amount
Equity Income Fund $ 32,615
Sustainable Equity Fund 30,049
U.S. Strategic Equity Fund 583,719
U.S. Small Cap Equity Fund 206,683
International Developed Markets Fund 374,303
Global Equity Fund 83,386
Emerging Markets Fund 125,923
Tax-Managed U.S. Large Cap Fund 840,729
Tax-Managed U.S. Mid & Small Cap Fund 513,480
Tax-Managed International Equity Fund 442,565
Tax-Managed Real Assets Fund 142,914
Opportunistic Credit Fund 345,565
Unconstrained Total Return Fund 9,390
Strategic Bond Fund 785,482
Investment Grade Bond Fund 310,446
Short Duration Bond Fund 167,131
Tax-Exempt High Yield Bond Fund 430,316
Tax-Exempt Bond Fund 1,954,510
Global Infrastructure Fund 35,244
Global Real Estate Securities Fund 32,746
Multi-Strategy Income Fund 16,872
Multi-Asset Growth Strategy Fund 55,298
Multifactor U.S. Equity Fund 9,053
Multifactor International Equity Fund 10,358

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 859
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2023:
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ — $ 12,815 $ 1,885
Sustainable Equity Fund — 2,452 362
U.S. Strategic Equity Fund — 2,910 475
U.S. Small Cap Equity Fund — 2,090 374
International Developed Markets Fund — 698 127
Global Equity Fund — 225 30
Emerging Markets Fund — 353 64
Tax-Managed U.S. Large Cap Fund — 54,603 9,398
Tax-Managed U.S. Mid & Small Cap Fund — 14,472 2,581
Tax-Managed International Equity Fund — 14,337 2,398
Tax-Managed Real Assets Fund — 2,702 503
Opportunistic Credit Fund — 103 20
Strategic Bond Fund 119 1,974 403
Investment Grade Bond Fund — 8,995 1,768
Short Duration Bond Fund — 7 1 14
Tax-Exempt High Yield Bond Fund 2,454 8,043 1,635
Tax-Exempt Bond Fund — 14,466 3,015
Global Infrastructure Fund — 2,708 417
Global Real Estate Securities Fund — 2,473 402
Multi-Strategy Income Fund — 44 6
Multifactor U.S. Equity Fund — 7,244 1,096

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
860 Notes to Financial Statements
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’ network of independent venues, including brokers for execution, clearing and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that
RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager.
RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended April 30, 2023, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,036,000.
5. Federal Income Taxes
As of April 30, 2023, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 19,921 $ 29,635 $ (1,886)
Tax-Exempt Bond Fund 93,332 83,278 (5,573)

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 861
6. Record Ownership
As of April 30, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
No Expiration
Funds Short-Term Long-Term Totals
Global Equity Fund $ 23,803,540 $ — $ 23,803,540
Emerging Markets Fund 38,670,623 — 38,670,623
Tax-Managed U.S. Large Cap Fund 142,991,786 — 142,991,786
Tax-Managed U.S. Mid & Small Cap Fund 57,728,513 — 57,728,513
Tax-Managed International Equity Fund 410,717,182 — 410,717,182
Tax-Managed Real Assets Fund 38,148,963 — 38,148,963
Opportunistic Credit Fund 23,877,770 60,107,171 83,984,941
Unconstrained Total Return Fund — 14,039,005 14,039,005
Strategic Bond Fund 133,837,555 173,606,487 307,444,042
Investment Grade Bond Fund 21,980,902 25,776,904 47,757,806
Short Duration Bond Fund 1,789,263 1,877,961 3,667,224
Tax-Exempt High Yield Bond Fund 38,986,354 4,504,835 43,491,189
Tax-Exempt Bond Fund 60,256,824 19,807,561 80,064,385
Global Real Estate Securities Fund 25,572,579 — 25,572,579
Multi-Strategy Income Fund 28,711,768 — 28,711,768
Multi-Asset Growth Strategy Fund 41,327,179 10,020,418 51,347,597
Multifactor International Equity Fund 44,567,187 15,222,299 59,789,486
Multifactor Bond Fund 1,024,563 540,432 1,564,995
Funds # of Shareholders %
Equity Income Fund
3 49.7
Sustainable Equity Fund
3 49.3
U.S. Strategic Equity Fund
4 79 . 1
U.S. Small Cap Equity Fund
3 61.8
International Developed Markets Fund
4 74.9
Global Equity Fund
3 44.5
Emerging Markets Fund
3 62.7
Tax-Managed U.S. Large Cap Fund
4 77.5
Tax-Managed U.S. Mid & Small Cap Fund
5 87.1
Tax-Managed International Equity Fund
4 78.4
Tax-Managed Real Assets Fund
4 76.6
Opportunistic Credit Fund
4 83.5
Unconstrained Total Return Fund
5 65.2
Strategic Bond Fund
4 58.6
Investment Grade Bond Fund
4 74.6
Short Duration Bond Fund
4 73.7
Tax-Exempt High Yield Bond Fund
4 79.9
Tax-Exempt Bond Fund
5 86.7
Global Infrastructure Fund
3 55.0
Global Real Estate Securities Fund
3 60.8
Multi-Strategy Income Fund
2 53.7
Multi-Asset Growth Strategy Fund
5 72.3
Multifactor U.S. Equity Fund
5 88.0
Multifactor International Equity Fund
4 78.6
Multifactor Bond Fund
2 100.0

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
862 Notes to Financial Statements
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of April 30, 2023, the Funds had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2023.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
At a meeting held on May 23, 2023, the Board, upon the recommendation of RIM, approved the liquidation of the Unconstrained
Total Return Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. The Plan provides for the liquidation of the Fund’s assets on or before September 27, 2023, and a liquidating distribution to be paid to each Fund shareholder of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Effective July
5, 2023, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs, which includes liquidating its holdings, and distributing its investment income, capital gains and remaining assets to shareholders. The Fund may liquidate prior to September 27, 2023 in the event that all Shares are redeemed prior to the planned liquidation date. For more information regarding the liquidation, please see the supplement dated May 24,
2023 to the Fund’s prospectus dated March 1, 2023.

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2023 (Unaudited)
Affiliated Brokerage Transactions 863
As discussed in Note 4 in the Notes to financial statements contained in this semi-annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a
Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’ network of independent venues, including brokers for execution, clearing, and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the
Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a
Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds. Brokerage commission amounts received by broker/dealers that were affiliated with the Funds, RIM or the relevant money managers for the period ended April 30, 2023 were as follows:
Funds Affiliated Broker
RIIS Wells Fargo Clearing
Services, LLC
Equity Income Fund $ 4,625 $ —
Sustainable Equity Fund 1,584 —
U.S. Strategic Equity Fund 40,641 —
U.S. Small Cap Equity Fund 84,484 —
International Developed Markets Fund 139,658 —
Global Equity Fund 106,535 —
Emerging Markets Fund 140,462 —
Tax-Managed U.S. Large Cap Fund 65,584 —
Tax-Managed U.S. Mid & Small Cap Fund 104,604 —
Tax-Managed International Equity Fund 276,699 —
Tax-Managed Real Assets Fund 55,866 —
Global Infrastructure Fund 30,197 —
Global Real Estate Securities Fund 43,898 —
Multi-Strategy Income Fund 14,308 161
Multi-Asset Growth Strategy Fund 36,479 —
Multifactor U.S. Equity Fund 4,147 —
Multifactor International Equity Fund 8,212 —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
864 Basis for Approval of Investment Advisory Contracts
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on February 28, 2023, the Board received a proposal from RIM to approve new portfolio management contracts for the Tax-Managed International Equity Fund, Emerging Markets Fund, Strategic Bond Fund, Multi-Asset
Growth Strategy Fund and Multi-Strategy Income Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Managers; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 23, 2022 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — April 30, 2023 (Unaudited)
Shareholder Requests for Additional Information 865
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2023 (Unaudited)
866 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York,
NY
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Polen Capital Management, LLC, Boca Raton, FL
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2023 (Unaudited)
Adviser, Money Managers and Service Providers 867
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Unconstrained Total Return Fund
Ardea Investment Management Pty Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London, UK
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc. (formerly, StonePine
Asset Management Inc.), Montreal, Quebec
Putnam Investment Management, LLC, Boston, MA
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc. (formerly, StonePine
Asset Management Inc.), Montreal, Quebec
Putnam Investment Management, LLC, Boston, MA
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor U.S. Equity, Multifactor International Equity and Multifac-
tor Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2023 SEMI-ANNUAL REPORT
LifePoints
®
Funds
April 30, 2023
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Report
April 30, 2023 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Conservative Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,078.00 $ 1,022.36
Expenses Paid During Period* $ 2.52 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,073.00 $ 1,018.65
Expenses Paid During Period* $ 6.37 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,078.20 $ 1,023.95
Expenses Paid During Period* $ 0.88 $ 0.85
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
4 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,076.70 $ 1,022.71
Expenses Paid During Period* $ 2.16 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,076.20 $ 1,021.47
Expenses Paid During Period* $ 3.45 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,077.60 $ 1,023.31
Expenses Paid During Period* $ 1.55 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 66,386 1,849
Domestic Equities - 10.0%
Multifactor U.S. Equity Fund Class Y 495,869 7,354
U.S. Small Cap Equity Fund Class Y 76,703 1,834
9,188
Fixed Income - 66.1%
Multifactor Bond Fund Class Y 569,668 4,592
Short Duration Bond Fund Class Y 495,916 9,179
Strategic Bond Fund Class Y 5,040,766 46,829
60,600
International Equities - 7.0%
Emerging Markets Fund Class Y 123,545 1,835
Global Equity Fund Class Y 220,483 1,837
Multifactor International Equity Fund Class Y 280,961 2,753
6,425
Multi-Asset - 15.0%
Multi-Strategy Income Fund Class Y 1,495,472 13,773
Total Investments in Affiliated Funds
(cost $94,951) 91,835
Total Investments - 100.1%
(identified cost $94,951 ) 91,835
Other Assets and Liabilities, Net - (0.1)%
(54)
Net Assets - 100.0%
91,781

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 94,951
Investments, at fair value(>) ........................................................................................................................................................
91,835
Receivables:
Fund shares sold ............................................................................................................................................................... 318
From affiliates .................................................................................................................................................................. 9
Total assets ...............................................................................................................................................................
92,162
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 233
Fund shares redeemed ...................................................................................................................................................... 72
Accrued fees to affiliates .................................................................................................................................................. 55
Other accrued expenses .................................................................................................................................................... 21
Total liabilities ...........................................................................................................................................................
381
Net Assets ...............................................................................................................................................................
$ 91,781

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (7,313)
Shares of beneficial interest .........................................................................................................................................................
109
Additional paid-in capital ............................................................................................................................................................
98,985
Net Assets ...............................................................................................................................................................
$ 91,781
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.00
Class A — Net assets ........................................................................................................................................................... $ 38,711,374
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 4,567,536
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.23
Class C — Net assets ........................................................................................................................................................... $ 37,992,653
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 4,615,570
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 8.60
Class R1 — Net assets ......................................................................................................................................................... $ 367,926
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 42,761
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 8.50
Class R4 — Net assets ......................................................................................................................................................... $ 2,839,118
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 333,928
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 8.56
Class R5 — Net assets ......................................................................................................................................................... $ 3,692,615
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 431,442
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.59
Class S — Net assets ............................................................................................................................................................ $ 8,177,179
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 951,544
Amounts in thousands
(>)     Investments in affiliated funds $ 91,835
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1,940
Expenses
Advisory fees ................................................................................................................................................................... 95
Administrative fees .......................................................................................................................................................... 20
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 48
Distribution fees - Class C ............................................................................................................................................... 147
Distribution fees - Class R5 ............................................................................................................................................. 5
Transfer agent fees - Class A ........................................................................................................................................... 38
Transfer agent fees - Class C ........................................................................................................................................... 39
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R4 ......................................................................................................................................... 3
Transfer agent fees - Class R5 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 10
Professional fees .............................................................................................................................................................. 22
Registration fees ............................................................................................................................................................... 42
Shareholder servicing fees - Class C ............................................................................................................................... 49
Shareholder servicing fees - Class R4 ............................................................................................................................. 4
Shareholder servicing fees - Class R5 ............................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 570
Expense reductions .......................................................................................................................................................... (198)
Net expenses ................................................................................................................................................................................
372
Net investment income (loss) .......................................................................................................................................................
1,568
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,124)
Capital gain distributions from affiliated funds ............................................................................................................... 331
Net realized gain (loss) ................................................................................................................................................................
(1,793)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 7,122
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,122
Net realized and unrealized gain (loss) ........................................................................................................................................ 5,329
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 6,897

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,568 $ 3,52 3
Net realized gain (loss) ....................................................................................................................... (1,793) 59
Net change in unrealized appreciation (depreciation) ........................................................................ 7,122 (24,965)
Net increase (decrease) in net assets from operations .............................................................................. 6,897 (21,383)
Distributions
To shareholders
Class A .......................................................................................................................................... (646) (3,207)
Class C .......................................................................................................................................... (563) (3,912)
Class R1 ........................................................................................................................................ (7) (75)
Class R4 ........................................................................................................................................ (53) (416)
Class R5 ........................................................................................................................................ (69) (405)
Class S .......................................................................................................................................... (173) (1,350)
From return of capital
Class A ..........................................................................................................................................
—
(56)
Class C ..........................................................................................................................................
—
(30)
Class R1 ........................................................................................................................................
—
(1)
Class R4 ........................................................................................................................................
—
(6)
Class R5 ........................................................................................................................................
—
(6)
Class S ..........................................................................................................................................
—
(24)
Net decrease in net assets from distributions ............................................................................................ (1,511) (9,488)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,899) (21,972)
Total Net Increase (Decrease) in Net Assets ........................................................................
(2,513) (52,843)
Net Assets
Beginning of period .................................................................................................................................. 94,294 147,137
End of period .............................................................................................................................................
$ 91,781 $ 94,294

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 404 $ 3,377 506 $ 4,510
Proceeds from reinvestment of distributions 79 643 342 3,246
Payments for shares redeemed (431) (3,583) (1,224) (11,415)
Net increase (decrease)
52 437 (376) (3,659)
Class C
Proceeds from shares sold 112 917 270 2,416
Proceeds from reinvestment of distributions 70 557 421 3,920
Payments for shares redeemed (675) (5,465) (1,681) (14,760)
Net increase (decrease)
(493) (3,991) (990) (8,424)
Class R1
Proceeds from shares sold 5 39 10 95
Proceeds from reinvestment of distributions 1 7 8 76
Payments for shares redeemed (1 7 ) (135) (155) (1,537)
Net increase (decrease)
(1 1 ) (89) (137) (1,366)
Class R4
Proceeds from shares sold 16 135 90 785
Proceeds from reinvestment of distributions 7 53 44 421
Payments for shares redeemed (112) (940) (315) (2,801)
Net increase (decrease)
(89) (752) (181) (1,595)
Class R5
Proceeds from shares sold 33 275 92 858
Proceeds from reinvestment of distributions 8 69 43 410
Payments for shares redeemed (133) (1,129) (196) (1,806)
Net increase (decrease)
(92) (785) (61) (538)
Class S
Proceeds from shares sold 39 332 102 944
Proceeds from reinvestment of distributions 21 171 143 1,368
Payments for shares redeemed (381) (3,222) (976) (8,702)
Net increase (decrease)
(321) (2,719) (731) (6,390)
Total increase (decrease)
(95 4 ) $ (7,899) (2,476) $ (21,972)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2023* 8 .00 .15 .47 .62 ( .14) — —
October 31, 2022 10 .32 .28 (1 .88) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04) —
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06) —
October 31, 2018 9 .97 .24 ( .42) ( .18) ( .24) ( .12) —
Class C
April 30, 2023* 7 .78 .11 .45 .56 ( .11) — —
October 31, 2022 10 .07 .22 (1 .85) (1 .63) ( .20) ( .45) ( .01)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04) —
October 31, 2020 9 .71 .11 ( .11)
— (
Ɵ
)
( .15) ( .09) —
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06) —
October 31, 2018 9 .86 .17 ( .42) ( .25) ( .18) ( .12) —
Class R1
April 30, 2023* 8 .12 .17 .46 .63 ( .15) — —
October 31, 2022 10 .45 .40 (1 .99) (1 .59) ( .27) ( .45) ( .02)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04) —
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06) —
October 31, 2018 10 .04 .29 ( .43) ( .14) ( .27) ( .12) —
Class R4
April 30, 2023* 8 .03 .16 .45 .61 ( .14) — —
October 31, 2022 10 .35 .31 (1 .91) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04) —
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06) —
October 31, 2018 9 .98 .25 ( .41) ( .16) ( .25) ( .12) —
Class R5
April 30, 2023* 8 .08 .15 .46 .61 ( .13) — —
October 31, 2022 10 .42 .28 (1 .92) (1 .64) ( .24) ( .45) ( .01)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04) —
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09) —
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06) —
October 31, 2018 10 .07 .23 ( .42) ( .19) ( .23) ( .12) —
Class S
April 30, 2023* 8 .11 .16 .46 .62 ( .14) — —
October 31, 2022 10 .44 .32 (1 .92) (1 .60) ( .27) ( .45) ( .01)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04) —
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06) —
October 31, 2018 10 .05 .27 ( .43) ( .16) ( .26) ( .12) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)(
≠
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)(
≠
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
‡
)(
ǿ
)(
Ƃ
)
%
Portfolio
Turnover Rate
(
ǿ
)
( .14) 8 .48 7 .80 38,711 .91 .49 1 .76 8
( .72) 8 .00 (16 .58) 36,149 .86 .49 3 .14 8
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .36) 9 .43 (1 .85) 58,991 .78 .54 2 .50 7
( .11) 8 .23 7 .30 37,993 1 .66 1 .24 1 .42 8
( .66) 7 .78 (17 .21) 39,763 1 .61 1 .24 2 .48 8
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 (—) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .30) 9 .31 (2 .55) 102,386 1 .53 1 .29 1 .74 7
( .15) 8 .60 7 .82 368 .66 .17 1 .97 8
( .74) 8 .12 (16 .26) 432 .60 .17 4 .21 8
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .39) 9 .51 (1 .45) 6,718 .53 .17 2 .98 7
( .14) 8 .50 7 .67 2,839 .91 .42 1 .87 8
( .72) 8 .03 (16 .49) 3,399 .86 .42 3 .40 8
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .37) 9 .45 (1 .65) 12,636 .78 .42 2 .58 7
( .13) 8 .56 7 .62 3,693 1 .16 .67 1 .74 8
( .70) 8 .08 (16 .73) 4,231 1 .11 .67 3 .10 8
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .35) 9 .53 (1 .96) 7,713 1 .03 .67 2 .38 7
( .14) 8 .59 7 .76 8,177 .66 .30 1 .91 8
( .73) 8 .11 (16 .36) 10,320 .61 .30 3 .53 8
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8
( .38) 9 .51 (1 .66) 29,184 .53 .30 2 .73 7

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 3,220
Distribution fees 32,362
Shareholder servicing fees 9,235
Transfer agent fees 9,095
Trustee fees 957
$ 54,869
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,888 $ 223 $ 405 $ (87) $ 230 $ 1,849 $ 21 $ —
Multifactor U.S. Equity Fund 4,249 3,913 1,090 (76) 358 7,354 49 168
U.S. Small Cap Equity Fund 3,777 488 2,151 (689) 409 1,834 26 163
Multifactor Bond Fund 4,720 517 532 (77) (36) 4,592 346 —
Short Duration Bond Fund 9,440 388 885 11 225 9,179 95 —
Strategic Bond Fund 48,147 1,035 4,813 (684) 3,144 46,829 793 —
Emerging Markets Fund 2,342 135 971 (134) 463 1,835 56 —
Global Equity Fund 1,888 163 420 (57) 263 1,837 39 —
Multifactor International Equity
Fund 3,777 179 1,827 (205) 829 2,753 83 —
Multi-Strategy Income Fund 14,162 640 2,140 (126) 1,237 13,773 432 —
$ 94,390 $ 7,681 $ 15,234 $ (2,124) $ 7,122 $ 91,835 $ 1,940 $ 331
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 97,367,389 $ 4,248,532 $ (9,781,092) $ (5,532,560)

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Moderate Strategy Fund 15
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,084.60 $ 1,022.36
Expenses Paid During Period* $ 2.53 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,079.80 $ 1,018.65
Expenses Paid During Period* $ 6.39 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,085.60 $ 1,023.60
Expenses Paid During Period* $ 1.24 $ 1.20
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
16 Moderate Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,084.40 $ 1,022.36
Expenses Paid During Period* $ 2.53 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,082.00 $ 1,021.12
Expenses Paid During Period* $ 3.82 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,085.60 $ 1,023.21
Expenses Paid During Period* $ 1.65 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 168,512 4,695
Domestic Equities - 16.1%
Multifactor U.S. Equity Fund Class Y 1,366,118 20,259
U.S. Small Cap Equity Fund Class Y 193,462 4,626
24,885
Fixed Income - 51.0%
Multifactor Bond Fund Class Y 2,698,987 21,754
Strategic Bond Fund Class Y 5,844,428 54,294
Unconstrained Total Return Fund Class Y 361,453 3,087
79,135
International Equities - 20.0%
Emerging Markets Fund Class Y 207,952 3,088
Global Equity Fund Class Y 2,615,581 21,788
Multifactor International Equity Fund Class Y 632,772 6,201
31,077
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 1,686,154 15,530
Total Investments in Affiliated Funds
(cost $160,372) 155,322
Total Investments - 100.1%
(identified cost $160,372) 155,322
Other Assets and Liabilities, Net - (0.1)%
(95)
Net Assets - 100.0%
155,227

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 160,372
Investments, at fair value(>) ........................................................................................................................................................
155,322
Receivables:
Investments sold ............................................................................................................................................................... 11
Fund shares sold ............................................................................................................................................................... 19
From affiliates .................................................................................................................................................................. 5
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
155,358
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 16
Accrued fees to affiliates .................................................................................................................................................. 83
Other accrued expenses .................................................................................................................................................... 32
Total liabilities ...........................................................................................................................................................
131
Net Assets ...............................................................................................................................................................
$ 155,227

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (9,003)
Shares of beneficial interest .........................................................................................................................................................
180
Additional paid-in capital ............................................................................................................................................................
164,050
Net Assets ...............................................................................................................................................................
$ 155,227
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 8.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.24
Class A — Net assets ........................................................................................................................................................... $ 72,019,742
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 8,268,380
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.34
Class C — Net assets ........................................................................................................................................................... $ 49,318,737
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 5,910,955
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 8.85
Class R1 — Net assets ......................................................................................................................................................... $ 1,432,406
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 161,870
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 8.73
Class R4 — Net assets ......................................................................................................................................................... $ 6,034,020
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 690,945
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 8.72
Class R5 — Net assets ......................................................................................................................................................... $ 5,081,750
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 582,640
Net asset value per share: Class S(#) ........................................................................................................................................... $ 8.82
Class S — Net assets ............................................................................................................................................................ $ 21,339,905
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,420,431
Amounts in thousands
(>)     Investments in affiliated funds $ 155,322
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,062
Expenses
Advisory fees ................................................................................................................................................................... 157
Administrative fees .......................................................................................................................................................... 33
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 91
Distribution fees - Class C ............................................................................................................................................... 189
Distribution fees - Class R5 ............................................................................................................................................. 7
Transfer agent fees - Class A ........................................................................................................................................... 73
Transfer agent fees - Class C ........................................................................................................................................... 50
Transfer agent fees - Class R1 ......................................................................................................................................... 2
Transfer agent fees - Class R4 ......................................................................................................................................... 6
Transfer agent fees - Class R5 ......................................................................................................................................... 5
Transfer agent fees - Class S ............................................................................................................................................ 21
Professional fees .............................................................................................................................................................. 24
Registration fees ............................................................................................................................................................... 43
Shareholder servicing fees - Class C ............................................................................................................................... 63
Shareholder servicing fees - Class R4 ............................................................................................................................. 7
Shareholder servicing fees - Class R5 ............................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 821
Expense reductions .......................................................................................................................................................... (261)
Net expenses ................................................................................................................................................................................
560
Net investment income (loss) .......................................................................................................................................................
3,502
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (2,57 5 )
Capital gain distributions from affiliated funds ............................................................................................................... 863
Net realized gain (loss) ................................................................................................................................................................
(1,71 2 )
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 10,84 2
Net change in unrealized appreciation (depreciation) ................................................................................................................. 10,84 2
Net realized and unrealized gain (loss) ........................................................................................................................................ 9,130
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,632

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,502 $ 7,079
Net realized gain (loss) ....................................................................................................................... (1,71 2 ) 2,101
Net change in unrealized appreciation (depreciation) ........................................................................ 10,84 2 (44,795)
Net increase (decrease) in net assets from operations .............................................................................. 12,632 (35,615)
Distributions
To shareholders
Class A .......................................................................................................................................... (2,505) (9,558)
Class C .......................................................................................................................................... (1,690) (6,951)
Class R1 ........................................................................................................................................ (51) (180)
Class R4 ........................................................................................................................................ (198) (937)
Class R5 ........................................................................................................................................ (180) (699)
Class S .......................................................................................................................................... (748) (3,182)
Net decrease in net assets from distributions ............................................................................................ (5,372) (21,507)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (9,150) (16,203)
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,890) (73,325)
Net Assets
Beginning of period .................................................................................................................................. 157,117 230,442
End of period .............................................................................................................................................
$ 155,227 $ 157,117

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 336 $ 2,892 380 $ 3,529
Proceeds from reinvestment of distributions 300 2,495 954 9,521
Payments for shares redeemed (1,114) (9,576) (1,677) (15,738)
Net increase (decrease)
(478) (4,189) (343) (2,688)
Class C
Proceeds from shares sold 119 982 321 2,951
Proceeds from reinvestment of distributions 212 1,688 719 6,942
Payments for shares redeemed (768) (6,297) (1,671) (15,084)
Net increase (decrease)
(437) (3,627) (631) (5,191)
Class R1
Proceeds from shares sold 6 56 15 149
Proceeds from reinvestment of distributions 6 51 18 180
Payments for shares redeemed (19) (170) (29) (279)
Net increase (decrease)
(7) (63) 4 50
Class R4
Proceeds from shares sold 35 30 4 137 1,376
Proceeds from reinvestment of distributions 24 19 8 94 937
Payments for shares redeemed (102) (898) (379) (3,542)
Net increase (decrease)
(43) (396) (148) (1,229)
Class R5
Proceeds from shares sold 32 27 3 88 847
Proceeds from reinvestment of distributions 22 18 0 70 699
Payments for shares redeemed (85) (730) (212) (2,035)
Net increase (decrease)
(31) (277) (54) (489)
Class S
Proceeds from shares sold 184 1,590 178 1,700
Proceeds from reinvestment of distributions 88 743 315 3,177
Payments for shares redeemed (337) (2,931) (1,173) (11,533)
Net increase (decrease)
(65) (598) (680) (6,656)
Total increase (decrease)
(1,061) $ (9,150) (1,852) $ (16,203)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( ‡ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023 * 8.32 .20 .49 .69 (.19) (.11)
October 31, 2022 11.11 .37 (2.0 9 ) (1.7 2 ) (.37) (.70)
October 31, 2021 9.59 .18 1.46 1.64 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
Class C
April 30, 2023 * 7.99 .16 .46 .62 (.16) (.11)
October 31, 2022 10.73 .28 (1.99) (1.71) (.33) (.70)
October 31, 2021 9.32 .10 1.41 1.51 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
Class R1
April 30, 2023 * 8.45 .22 .49 .71 (.20) (.11)
October 31, 2022 11.25 .39 (2.10) (1.71) (.39) (.70)
October 31, 2021 9.70 .22 1.45 1.67 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
Class R4
April 30, 2023 * 8.34 .19 .50 .69 (.19) (.11)
October 31, 2022 11.13 .37 (2.09) (1.72) (.37) (.70)
October 31, 2021 9.61 .19 1.45 1.64 (.12) —
October 31, 2020 10.43 .22 (.64) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
Class R5
April 30, 2023 * 8.3 4 .19 .4 8 .6 7 (.18) (.11)
October 31, 2022 11.13 .36 (2.09) (1.73) (.36) (.70)
October 31, 2021 9.63 .15 1.46 1.61 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
Class S
April 30, 2023 * 8.42 .21 .50 .71 (.20) (.11)
October 31, 2022 11.22 .41 (2.1 2 ) (1.7 1 ) (.39) (.70)
October 31, 2021 9.68 .22 1.44 1.66 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ )( ± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ ) (≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ ) ( ɯ )( ≠ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡) ( ǿ )(Ƃ)
%
Portfolio
Turnover Rate
( ǿ )
(.30) 8.71 8.46 72,020 .83 .49 2.33 10
(1.07) 8.3 2 (17.00) 72,796 .81 .49 3.87 8
(.12) 11.11 17.18 100,956 .80 .49 1.70 53
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.27) 8.34 7.98 49,319 1.58 1.24 1.95 10
(1.03) 7 . 99 (17.59) 50,723 1.56 1.24 3.06 8
(.10) 10.73 16.26 74,867 1.55 1.24 .94 53
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.31) 8.85 8.56 1,432 .58 .24 2.50 10
(1.09) 8.45 (16.70) 1,42 5 .56 .24 4.12 8
(.12) 11.25 17.37 1,851 .54 .24 2.04 53
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.30) 8.73 8.44 6,034 .83 .49 2.24 10
(1.07) 8.34 (16.99) 6,128 .81 .49 3.94 8
(.12) 11.13 17.14 9,821 .80 .49 1.81 53
(.40) 9.61 (4.25) 11,316 .79 .49 2.24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.29) 8.72 8.20 5,082 1.08 .74 2.19 10
(1.06) 8.3 4 (17.13) 5,117 1.06 .74 3.76 8
(.11) 11.13 16.82 7,431 1.05 .74 1.41 53
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.31) 8.82 8.56 21,340 .58 .32 2.42 10
(1.09) 8.42 (16.81) 20,928 .56 .32 4.30 8
(.12) 11.22 17.28 35,516 .55 .32 2.07 53
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52
(.38) 10.48 8.62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 5,449
Distribution fees 46,440
Shareholder servicing fees 12,444
Transfer agent fees 16,795
Trustee fees 1,459
$ 82,587
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,744 $ 458 $ 854 $ (153) $ 500 $ 4,695 $ 55 $ —
Multifactor U.S. Equity Fund 15,204 6,629 2,236 (40) 702 20,259 157 590
U.S. Small Cap Equity Fund 6,491 512 1,921 67 (523) 4,626 43 273
Multifactor Bond Fund 21,793 1,948 1,468 (167) (352) 21,754 1,603 —
Strategic Bond Fund 51,281 3,857 3,491 (364) 3,011 54,294 846 —
Unconstrained Total Return Fund 3,136 159 248 (8) 48 3,087 71 —
Emerging Markets Fund 3,005 165 516 (68) 502 3,088 75 —
Global Equity Fund 29,494 852 11,296 (1,795) 4,533 21,788 596 —
Multifactor International Equity
Fund 6,322 252 1,516 78 1,065 6,201 138 —
Multi-Strategy Income Fund 15,785 513 1,999 (125) 1,356 15,530 478 —
$ 157,255 $ 15,345 $ 25,545 $ (2,575) $ 10,842 $ 155,322 $ 4,062 $ 863
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 162,667,241 $ 10,891,261 $ (18,236,673) $ (7,345,412)

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Balanced Strategy Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,096.00 $ 1,022.46
Expenses Paid During Period* $ 2.44 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,091.80 $ 1,018.74
Expenses Paid During Period* $ 6.33 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,096.70 $ 1,023.51
Expenses Paid During Period* $ 1.35 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
28 Balanced Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,096.80 $ 1,022.27
Expenses Paid During Period* $ 2.65 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,095.30 $ 1,021.03
Expenses Paid During Period* $ 3.95 $ 3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,096.70 $ 1,023.21
Expenses Paid During Period* $ 1.66 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.1%
Global Infrastructure Fund Class Y 1,640,085 14,646
Global Real Estate Securities Fund Class Y 532,920 14,847
29,493
Domestic Equities - 17.6%
Multifactor U.S. Equity Fund Class Y 6,939,534 102,913
U.S. Small Cap Equity Fund Class Y 1,054,104 25,204
128,117
Fixed Income - 31.5%
Strategic Bond Fund Class Y 23,102,123 214,618
Unconstrained Total Return Fund Class Y 1,677,605 14,327
228,945
International Equities - 38.9%
Emerging Markets Fund Class Y 967,015 14,360
Global Equity Fund Class Y 28,742,823 239,428
Multifactor International Equity Fund Class Y 2,993,038 29,332
283,120
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,333,861 58,335
Total Investments in Affiliated Funds
(cost $731,178) 728,010
Total Investments - 100.1%
(identified cost $731,178) 728,010
Other Assets and Liabilities, Net - (0.1)%
(445)
Net Assets - 100.0%
727,565

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 731,178
Investments, at fair value(>) ........................................................................................................................................................
728,010
Receivables:
Investments sold ............................................................................................................................................................... 120
Fund shares sold ............................................................................................................................................................... 198
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
728,332
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 234
Accrued fees to affiliates .................................................................................................................................................. 398
Other accrued expenses .................................................................................................................................................... 135
Total liabilities ...........................................................................................................................................................
767
Net Assets ...............................................................................................................................................................
$ 727,565

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11,487)
Shares of beneficial interest .........................................................................................................................................................
787
Additional paid-in capital ............................................................................................................................................................
738,265
Net Assets ...............................................................................................................................................................
$ 727,565
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 9.36
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.93
Class A — Net assets ........................................................................................................................................................... $ 348,998,311
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 37,289,268
Net asset value per share: Class C(#) ........................................................................................................................................... $ 8.93
Class C — Net assets ........................................................................................................................................................... $ 227,654,437
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 25,482,984
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 9.56
Class R1 — Net assets ......................................................................................................................................................... $ 8,427,943
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 881,158
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 9.40
Class R4 — Net assets ......................................................................................................................................................... $ 27,470,241
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 2,923,326
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 9.37
Class R5 — Net assets ......................................................................................................................................................... $ 19,501,352
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 2,082,221
Net asset value per share: Class S(#) ........................................................................................................................................... $ 9.55
Class S — Net assets ............................................................................................................................................................ $ 95,512,545
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,998,431
Amounts in thousands
(>)     Investments in affiliated funds $ 728,010
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 12,862
Expenses
Advisory fees ................................................................................................................................................................... 729
Administrative fees .......................................................................................................................................................... 155
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 432
Distribution fees - Class C ............................................................................................................................................... 863
Distribution fees - Class R5 ............................................................................................................................................. 27
Transfer agent fees - Class A ........................................................................................................................................... 345
Transfer agent fees - Class C ........................................................................................................................................... 230
Transfer agent fees - Class R1 ......................................................................................................................................... 9
Transfer agent fees - Class R4 ......................................................................................................................................... 27
Transfer agent fees - Class R5 ......................................................................................................................................... 22
Transfer agent fees - Class S ............................................................................................................................................ 96
Professional fees .............................................................................................................................................................. 50
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ............................................................................................................................... 288
Shareholder servicing fees - Class R4 ............................................................................................................................. 33
Shareholder servicing fees - Class R5 ............................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 3,466
Expense reductions .......................................................................................................................................................... (935)
Net expenses ................................................................................................................................................................................
2,531
Net investment income (loss) .......................................................................................................................................................
10,331
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (11,524)
Capital gain distributions from affiliated funds ............................................................................................................... 5,429
Net realized gain (loss) ................................................................................................................................................................
(6,095)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 62,584
Net change in unrealized appreciation (depreciation) ................................................................................................................. 62,584
Net realized and unrealized gain (loss) ........................................................................................................................................ 56,489
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 66,820

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 10,331 $ 31,402
Net realized gain (loss) ....................................................................................................................... (6,095) 18,055
Net change in unrealized appreciation (depreciation) ........................................................................ 62,584 (217,029)
Net increase (decrease) in net assets from operations .............................................................................. 66,820 (167,572)
Distributions
To shareholders
Class A .......................................................................................................................................... (10,621) (64,558)
Class C .......................................................................................................................................... (7,143) (46,932)
Class R1 ........................................................................................................................................ (268) (1,701)
Class R4 ........................................................................................................................................ (820) (5,266)
Class R5 ........................................................................................................................................ (647) (4,331)
Class S .......................................................................................................................................... (2,910) (20,773)
Net decrease in net assets from distributions ............................................................................................ (22,409) (143,561)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (39,532) (24,509)
Total Net Increase (Decrease) in Net Assets ........................................................................
4,879 (335,642)
Net Assets
Beginning of period .................................................................................................................................. 722,686 1,058,328
End of period .............................................................................................................................................
$ 727,565 $ 722,686

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 878 $ 8,051 1,924 $ 20,012
Proceeds from reinvestment of distributions 1,180 10,571 5,986 64,229
Payments for shares redeemed (3,470) (31,899) (7,089) (72,065)
Net increase (decrease)
(1,412) (13,277) 821 12,176
Class C
Proceeds from shares sold 440 3,847 876 8,668
Proceeds from reinvestment of distributions 834 7,133 4,524 46,859
Payments for shares redeemed (3,049) (26,683) (6,987) (68,857)
Net increase (decrease)
(1,775) (15,703) (1,587) (13,330)
Class R1
Proceeds from shares sold 37 350 87 890
Proceeds from reinvestment of distributions 29 268 155 1,701
Payments for shares redeemed (143) (1,358) (255) (2,493)
Net increase (decrease)
(77) (740) (13) 98
Class R4
Proceeds from shares sold 128 1,181 298 3,116
Proceeds from reinvestment of distributions 91 820 488 5,265
Payments for shares redeemed (269) (2,475) (1,166) (12,330)
Net increase (decrease)
(50) (474) (380) (3,949)
Class R5
Proceeds from shares sold 125 1,142 258 2,662
Proceeds from reinvestment of distributions 72 647 402 4,331
Payments for shares redeemed (573) (5,280) (791) (8,220)
Net increase (decrease)
(376) (3,491) (131) (1,227)
Class S
Proceeds from shares sold 438 4,145 1,542 15,795
Proceeds from reinvestment of distributions 317 2,899 1,893 20,711
Payments for shares redeemed (1,371) (12,891) (5,275) (54,783)
Net increase (decrease)
(616) (5,847) (1,840) (18,277)
Total increase (decrease)
(4,306) $ (39,532) (3,130) $ (24,509)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
April 30, 2023* 8 .81 .14 .69 .83 ( .06) ( .22) —
October 31, 2022 12 .40 .38 (2 .25) (1 .87) ( .40) (1 .32) —
October 31, 2021 9 .93 .25 2 .45 2 .70 ( .23) — —
October 31, 2020 11 .08 .27 ( .92) ( .65) ( .23) ( .27) —
October 31, 2019 10 .77 .30 .56 .86 ( .45) — ( .10)
October 31, 2018 11 .87 .33 ( .72) ( .39) ( .34) ( .37) —
Class C
April 30, 2023* 8 .44 .10 .66 .76 ( .05) ( .22) —
October 31, 2022 11 .97 .29 (2 .16) (1 .87) ( .34) (1 .32) —
October 31, 2021 9 .59 .14 2 .39 2 .53 ( .15) — —
October 31, 2020 10 .74 .19 ( .90) ( .71) ( .17) ( .27) —
October 31, 2019 10 .50 .22 .54 .76 ( .43) — ( .09)
October 31, 2018 11 .61 .24 ( .71) ( .47) ( .27) ( .37) —
Class R1
April 30, 2023* 8 .99 .16 .69 .85 ( .06) ( .22) —
October 31, 2022 12 .62 .41 (2 .30) (1 .89) ( .42) (1 .32) —
October 31, 2021 10 .10 .30 2 .47 2 .77 ( .25) — —
October 31, 2020 11 .26 .29 ( .93) ( .64) ( .25) ( .27) —
October 31, 2019 10 .92 .35 .54 .89 ( .45) — ( .10)
October 31, 2018 12 .02 .37 ( .74) ( .37) ( .36) ( .37) —
Class R4
April 30, 2023* 8 .84 .14 .70 .84 ( .06) ( .22) —
October 31, 2022 12 .45 .38 (2 .27) (1 .89) ( .40) (1 .32) —
October 31, 2021 9 .96 .25 2 .47 2 .72 ( .23) — —
October 31, 2020 11 .12 .28 ( .95) ( .67) ( .22) ( .27) —
October 31, 2019 10 .80 .31 .55 .86 ( .45) — ( .09)
October 31, 2018 11 .90 .33 ( .72) ( .39) ( .34) ( .37) —
Class R5
April 30, 2023* 8 .82 .13 .70 .83 ( .06) ( .22) —
October 31, 2022 12 .42 .37 (2 .28) (1 .91) ( .37) (1 .32) —
October 31, 2021 9 .95 .21 2 .46 2 .67 ( .20) — —
October 31, 2020 11 .11 .23 ( .92) ( .69) ( .20) ( .27) —
October 31, 2019 10 .81 .27 .57 .84 ( .44) — ( .10)
October 31, 2018 11 .92 .31 ( .74) ( .43) ( .31) ( .37) —
Class S
April 30, 2023* 8 .98 .15 .70 .85 ( .06) ( .22) —
October 31, 2022 12 .61 .43 (2 .32) (1 .89) ( .42) (1 .32) —
October 31, 2021 10 .09 .29 2 .48 2 .77 ( .25) — —
October 31, 2020 11 .25 .33 ( .98) ( .65) ( .24) ( .27) —
October 31, 2019 10 .91 .34 .55 .89 ( .45) — ( .10)
October 31, 2018 12 .01 .36 ( .74) ( .38) ( .35) ( .37) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .28) 9 .36 9 .60 348,999 .74 .47 1 .52 6
(1 .72) 8 .81 (17 .35) 340,785 .74 .47 3 .71 8
( .23) 12 .40 27 .33 469,854 .73 .47 2 .09 59
( .50) 9 .93 (6 .10) 419,101 .73 .47 2 .66 37
( .55) 11 .08 8 .58 546,705 .73 .47 2 .86 11
( .71) 10 .77 (3 .52) 611,245 .72 .47 2 .92 11
( .27) 8 .93 9 .18 227,654 1 .49 1 .22 1 .13 6
(1 .66) 8 .44 (18 .03) 230,023 1 .49 1 .22 3 .02 8
( .15) 11 .97 26 .49 345,256 1 .48 1 .22 1 .20 59
( .44) 9 .59 (6 .88) 343,712 1 .48 1 .22 1 .86 37
( .52) 10 .74 7 .87 484,422 1 .48 1 .22 2 .10 11
( .64) 10 .50 (4 .26) 592,930 1 .47 1 .22 2 .16 11
( .28) 9 .56 9 .67 8,428 .49 .26 1 .67 6
(1 .74) 8 .99 (17 .21) 8,608 .49 .26 3 .98 8
( .25) 12 .62 27 .59 12,249 .48 .26 2 .49 59
( .52) 10 .10 (5 .88) 16,852 .48 .26 2 .78 37
( .55) 11 .26 8 .81 19,058 .48 .26 3 .24 11
( .73) 10 .92 (3 .32) 29,630 .47 .26 3 .25 11
( .28) 9 .40 9 .68 27,470 .74 .51 1 .49 6
(1 .72) 8 .84 (17 .50) 26,286 .74 .51 3 .69 8
( .23) 12 .45 27 .40 41,735 .73 .51 2 .08 59
( .49) 9 .96 (6 .22) 38,924 .73 .51 2 .69 37
( .54) 11 .12 8 .64 56,506 .73 .51 2 .89 11
( .71) 10 .80 (3 .55) 62,826 .72 .51 2 .86 11
( .28) 9 .37 9 .53 19,501 .99 .76 1 .41 6
(1 .69) 8 .82 (17 .64) 21,682 .99 .76 3 .68 8
( .20) 12 .42 26 .93 32,161 .98 .76 1 .79 59
( .47) 9 .95 (6 .41) 30,254 .98 .76 2 .28 37
( .54) 11 .11 8 .36 39,329 .98 .76 2 .52 11
( .68) 10 .81 (3 .81) 43,113 .97 .76 2 .70 11
( .28) 9 .55 9 .67 95,513 .49 .32 1 .61 6
(1 .74) 8 .98 (17 .27) 95,302 .49 .32 4 .18 8
( .25) 12 .61 27 .56 157,073 .48 .32 2 .38 59
( .51) 10 .09 (5 .96) 166,658 .48 .32 3 .11 37
( .55) 11 .25 8 .79 281,677 .48 .31 3 .10 11
( .72) 10 .91 (3 .37) 326,777 .47 .32 3 .10 11

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 202 3 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 24,941
Administrative fees 25,365
Distribution fees 215,656
Shareholder servicing fees 56,320
Transfer agent fees 69,334
Trustee fees 6,003
$ 397,619
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 14,372 $ 653 $ 25 $ 902 $ 14,646 $ 64 $ —
Global Real Estate Securities Fund 28,148 180 14,511 (4,294) 5,324 14,847 170 —
Multifactor U.S. Equity Fund 106,750 5,221 11,533 (1,493) 3,968 102,913 987 4,177
U.S. Small Cap Equity Fund 29,951 1,461 4,157 (386) (1,665) 25,204 196 1,252
Strategic Bond Fund 198,260 13,885 7,815 (884) 11,172 214,618 3,308 —
Unconstrained Total Return Fund 14,432 354 646 (25) 212 14,327 324 —
Emerging Markets Fund 16,961 440 5,475 928 1,506 14,360 432 —
Global Equity Fund 234,494 8,624 28,834 (4,314) 29,458 239,428 4,798 —
Multifactor International Equity
Fund 36,333 809 13,916 (696) 6,802 29,332 806 —
Multi-Strategy Income Fund 57,856 1,778 5,819 (385) 4,905 58,335 1,777 —
$ 723,185 $ 47,124 $ 93,359 $ (11,524) $ 62,584 $ 728,010 $ 12,862 $ 5,429
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 740,999,306 $ 123,189,534 $ (136,178,836) $ (12,989,302)

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Growth Strategy Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,104.30 $ 1,022.07
Expenses Paid During Period* $ 2.87 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,100.40 $ 1,018.35
Expenses Paid During Period* $ 6.77 $ 6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,106.20 $ 1,023.55
Expenses Paid During Period* $ 1.31 $ 1.25
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
40 Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,103.60 $ 1,022.32
Expenses Paid During Period* $ 2.61 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,102.70 $ 1,021.08
Expenses Paid During Period* $ 3.91 $ 3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,105.30 $ 1,023.31
Expenses Paid During Period* $ 1.57 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.1%
Global Infrastructure Fund Class Y 1,495,946 13,359
Global Real Estate Securities Fund Class Y 727,660 20,272
33,631
Domestic Equities - 21.5%
Multifactor U.S. Equity Fund Class Y 7,432,229 110,220
U.S. Small Cap Equity Fund Class Y 1,366,430 32,671
142,891
Fixed Income - 13.6%
Strategic Bond Fund Class Y 8,343,496 77,511
Unconstrained Total Return Fund Class Y 1,514,619 12,935
90,446
International Equities - 49.9%
Emerging Markets Fund Class Y 1,313,764 19,509
Global Equity Fund Class Y 33,001,270 274,901
Multifactor International Equity Fund Class Y 3,757,699 36,826
331,236
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 6,895,298 66,678
Total Investments in Affiliated Funds
(cost $648,221) 664,882
Total Investments - 100.1%
(identified cost $648,221) 664,882
Other Assets and Liabilities, Net - (0.1)%
(388)
Net Assets - 100.0%
664,494

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 648,221
Investments, at fair value(>) ........................................................................................................................................................
664,882
Receivables:
Investments sold ............................................................................................................................................................... 519
Fund shares sold ............................................................................................................................................................... 130
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
665,534
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 569
Accrued fees to affiliates .................................................................................................................................................. 363
Other accrued expenses .................................................................................................................................................... 108
Total liabilities ...........................................................................................................................................................
1,040
Net Assets ...............................................................................................................................................................
$ 664,494

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 8,382
Shares of beneficial interest .........................................................................................................................................................
640
Additional paid-in capital ............................................................................................................................................................
655,472
Net Assets ...............................................................................................................................................................
$ 664,494
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 10.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.18
Class A — Net assets ........................................................................................................................................................... $ 328,046,709
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 31,124,773
Net asset value per share: Class C(#) ........................................................................................................................................... $ 9.81
Class C — Net assets ........................................................................................................................................................... $ 170,948,905
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 17,427,585
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 10.82
Class R1 — Net assets ......................................................................................................................................................... $ 3,370,136
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 311,615
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 10.61
Class R4 — Net assets ......................................................................................................................................................... $ 22,878,952
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 2,155,604
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 10.54
Class R5 — Net assets ......................................................................................................................................................... $ 17,269,964
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,638,300
Net asset value per share: Class S(#) ........................................................................................................................................... $ 10.80
Class S — Net assets ............................................................................................................................................................ $ 121,978,980
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 11,296,822
Amounts in thousands
(>)     Investments in affiliated funds $ 664,882
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 10,573
Expenses
Advisory fees ................................................................................................................................................................... 659
Administrative fees .......................................................................................................................................................... 140
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 396
Distribution fees - Class C ............................................................................................................................................... 653
Distribution fees - Class R5 ............................................................................................................................................. 23
Transfer agent fees - Class A ........................................................................................................................................... 317
Transfer agent fees - Class C ........................................................................................................................................... 174
Transfer agent fees - Class R1 ......................................................................................................................................... 4
Transfer agent fees - Class R4 ......................................................................................................................................... 2 2
Transfer agent fees - Class R5 ......................................................................................................................................... 19
Transfer agent fees - Class S ............................................................................................................................................ 123
Professional fees .............................................................................................................................................................. 46
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ............................................................................................................................... 218
Shareholder servicing fees - Class R4 ............................................................................................................................. 28
Shareholder servicing fees - Class R5 ............................................................................................................................. 23
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 24
Miscellaneous .................................................................................................................................................................. 1 7
Expenses before reductions .............................................................................................................................................. 2,976
Expense reductions .......................................................................................................................................................... (660)
Net expenses ................................................................................................................................................................................
2,316
Net investment income (loss) .......................................................................................................................................................
8,257
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (12,451)
Capital gain distributions from affiliated funds ............................................................................................................... 6,483
Net realized gain (loss) ................................................................................................................................................................
(5,968)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 62,809
Net change in unrealized appreciation (depreciation) ................................................................................................................. 62,809
Net realized and unrealized gain (loss) ........................................................................................................................................ 56,841
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 65,098

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,257 $ 29,981
Net realized gain (loss) ....................................................................................................................... (5,968) 20,107
Net change in unrealized appreciation (depreciation) ........................................................................ 62,809 (199,741)
Net increase (decrease) in net assets from operations .............................................................................. 65,098 (149,653)
Distributions
To shareholders
Class A .......................................................................................................................................... (11,257) (64,893)
Class C .......................................................................................................................................... (6,486) (38,633)
Class R1 ........................................................................................................................................ (168) (1,041)
Class R4 ........................................................................................................................................ (791) (6,570)
Class R5 ........................................................................................................................................ (660) (4,498)
Class S .......................................................................................................................................... (4,385) (25,766)
Net decrease in net assets from distributions ............................................................................................ (23,747) (141,401)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (27,079) 22,005
Total Net Increase (Decrease) in Net Assets ........................................................................
14,272 (269,049)
Net Assets
Beginning of period .................................................................................................................................. 650,222 919,271
End of period .............................................................................................................................................
$ 664,494 $ 650,222

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,170 $ 12,020 1,098 $ 12,776
Proceeds from reinvestment of distributions 1,127 11,187 5,345 64,367
Payments for shares redeemed (2,318) (23,841) (4,897) (55,216)
Net increase (decrease)
(21) (634) 1,546 21,927
Class C
Proceeds from shares sold 368 3,523 571 6,036
Proceeds from reinvestment of distributions 701 6,476 3,401 38,578
Payments for shares redeemed (2,319) (22,166) (3,636) (39,106)
Net increase (decrease)
(1,250) (12,167) 336 5,508
Class R1
Proceeds from shares sold 17 183 81 936
Proceeds from reinvestment of distributions 17 168 85 1,041
Payments for shares redeemed (205) (2,210) (142) (1,565)
Net increase (decrease)
(171) (1,859) 24 412
Class R4
Proceeds from shares sold 93 963 245 2,780
Proceeds from reinvestment of distributions 79 791 541 6,570
Payments for shares redeemed (325) (3,386) (1,664) (18,768)
Net increase (decrease)
(153) (1,632) (878) (9,418)
Class R5
Proceeds from shares sold 65 670 286 3,168
Proceeds from reinvestment of distributions 67 660 372 4,498
Payments for shares redeemed (426) (4,381) (833) (9,545)
Net increase (decrease)
(294) (3,051) (175) (1,879)
Class S
Proceeds from shares sold 831 8,818 1,570 18,578
Proceeds from reinvestment of distributions 431 4,380 2,093 25,740
Payments for shares redeemed (1,981) (20,934) (3,296) (38,863)
Net increase (decrease)
(719) (7,736) 367 5,455
Total increase (decrease)
(2,608) $ (27,079) 1,220 $ 22,005

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distribution in
Excess
Class A
April 30, 2023* 9 .90 .23 .78 1 .01 ( .06) ( .31) —
October 31, 2022 14 .22 .45 (2 .57) (2 .12) ( .48) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60) —
(Ɵ)
October 31, 2019 12 .04 .33 .54 .87 ( .60) ( .13) —
October 31, 2018 13 .16 .40 ( .74) ( .34) ( .36) ( .42) —
Class C
April 30, 2023* 9 .26 .19 .72 .91 ( .05) ( .31) —
October 31, 2022 13 .48 .33 (2 .40) (2 .07) ( .43) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —
(Ɵ)
October 31, 2019 11 .59 .22 .53 .75 ( .58) ( .13) —
October 31, 2018 12 .72 .29 ( .71) ( .42) ( .29) ( .42) —
Class R1
April 30, 2023* 10 .14 .30 .75 1 .05 ( .06) ( .31) —
October 31, 2022 14 .51 .49 (2 .63) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .22 .43 .49 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .75) ( .30) ( .39) ( .42) —
Class R4
April 30, 2023* 9 .97 .24 .77 1 .01 ( .06) ( .31) —
October 31, 2022 14 .30 .49 (2 .61) (2 .12) ( .49) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —
(Ɵ)
October 31, 2019 12 .09 .34 .54 .88 ( .60) ( .13) —
October 31, 2018 13 .21 .41 ( .74) ( .33) ( .37) ( .42) —
Class R5
April 30, 2023* 9 .91 .23 .76 .99 ( .05) ( .31) —
October 31, 2022 14 .24 .47 (2 .62) (2 .15) ( .46) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —
(Ɵ)
October 31, 2019 12 .08 .32 .52 .84 ( .59) ( .13) —
October 31, 2018 13 .20 .39 ( .75) ( .36) ( .34) ( .42) —
Class S
April 30, 2023* 10 .13 .26 .78 1 .04 ( .06) ( .31) —
October 31, 2022 14 .50 .51 (2 .65) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .21 .39 .53 .92 ( .61) ( .13) —
October 31, 2018 13 .33 .45 ( .76) ( .31) ( .39) ( .42) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .37) 10 .54 10 .43 328,047 .75 .55 2 .27 10
(2 .20) 9 .90 (17 .53) 308,433 .74 .55 3 .98 10
( .17) 14 .22 35 .55 421,040 .74 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .73) 12 .18 8 .09 455,749 .73 .56 2 .82 13
( .78) 12 .04 (2 .81) 486,650 .73 .57 3 .15 14
( .36) 9 .81 10 .04 170,949 1 .50 1 .30 1 .93 10
(2 .15) 9 .26 (18 .22) 173,038 1 .49 1 .30 3 .11 10
( .11) 13 .48 34 .70 247,152 1 .49 1 .32 .94 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .71) 11 .63 7 .27 332,569 1 .49 1 .31 1 .99 13
( .71) 11 .59 (3 .55) 390,800 1 .48 1 .32 2 .35 14
( .37) 10 .82 10 .62 3,370 .50 .25 2 .85 10
(2 .23) 10 .14 (17 .29) 4,899 .49 .25 4 .24 10
( .20) 14 .51 35 .98 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .74) 12 .40 8 .40 7,947 .48 .26 3 .62 13
( .81) 12 .22 (2 .47) 18,800 .48 .27 3 .50 14
( .37) 10 .61 10 .36 22,879 .75 .50 2 .27 10
(2 .21) 9 .97 (17 .48) 23,014 .74 .50 4 .28 10
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .73) 12 .24 8 .16 57,807 .74 .52 2 .85 13
( .79) 12 .09 (2 .76) 60,353 .73 .52 3 .24 14
( .36) 10 .54 10 .27 17,270 1 .00 .75 2 .21 10
(2 .18) 9 .91 (17 .71) 19,144 .99 .75 4 .14 10
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .72) 12 .20 7 .82 32,313 .99 .77 2 .71 13
( .76) 12 .08 (2 .96) 37,543 .98 .77 3 .07 14
( .37) 10 .80 10 .53 121,979 .50 .30 2 .45 10
(2 .23) 10 .13 (17 .34) 121,694 .49 .30 4 .38 10
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40
( .74) 12 .39 8 .40 169,174 .48 .31 3 .26 13
( .81) 12 .21 (2 .58) 191,061 .48 .32 3 .46 14

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 9,044
Administrative fees 23,097
Distribution fees 175,640
Shareholder servicing fees 43,291
Transfer agent fees 106,907
Trustee fees 4,591
$ 362,570
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 12,951 $ 431 $ 16 $ 823 $ 13,359 $ 59 $ —
Global Real Estate Securities Fund 30,717 652 12,432 (3,522) 4,857 20,272 230 —
Multifactor U.S. Equity Fund 135,546 6,710 34,097 (2,727) 4,788 110,220 1,199 5,349
U.S. Small Cap Equity Fund 26,864 9,662 2,263 (224) (1,368) 32,671 178 1,134
Strategic Bond Fund 55,976 19,986 1,423 (135) 3,107 77,511 943 —
Unconstrained Total Return Fund 12,754 532 517 (18) 184 12,935 290 —
Emerging Markets Fund 12,058 7,018 1,381 (255) 2,069 19,509 312 —
Global Equity Fund 269,590 5,577 28,895 (4,194) 32,823 274,901 5,577 —
Multifactor International Equity
Fund 42,304 1,052 13,765 (736) 7,971 36,826 954 —
Multi-Asset Growth Strategy Fund 64,880 930 6,031 (656) 7,555 66,678 831 —
$ 650,689 $ 65,070 $ 101,235 $ (12,451) $ 62,809 $ 664,882 $ 10,573 $ 6,483
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 655,734,036 $ 24,192,740 $ (15,045,213) $ 9,147,527

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — April 30, 2023 (Unaudited)
Equity Growth Strategy Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2022 to April 30, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,108.80 $ 1,022.12
Expenses Paid During Period* $ 2.82 $ 2.71
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,104.40 $ 1,018.40
Expenses Paid During Period* $ 6.73 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,111.30 $ 1,023.75
Expenses Paid During Period* $ 1.10 $ 1.05
* Expenses are equal to the Fund's annualized expense ratio of 0.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2023 (Unaudited)
52 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,109.00 $ 1,022.51
Expenses Paid During Period* $ 2.41 $ 2.31
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,108.10 $ 1,021.27
Expenses Paid During Period* $ 3.71 $ 3.56
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2023 $ 1,109.90 $ 1,023.36
Expenses Paid During Period* $ 1.52 $ 1.45
* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — April 30, 2023 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.1%
Global Infrastructure Fund Class Y 670,864 5,991
Global Real Estate Securities Fund Class Y 434,811 12,114
18,105
Domestic Equities - 24.9%
Multifactor U.S. Equity Fund Class Y 3,832,864 56,841
U.S. Small Cap Equity Fund Class Y 734,341 17,558
74,399
Fixed Income - 3.9%
Strategic Bond Fund Class Y 1,246,432 11,579
International Equities - 55.2%
Emerging Markets Fund Class Y 686,421 10,194
Global Equity Fund Class Y 15,858,327 132,100
Multifactor International Equity Fund Class Y 2,294,420 22,485
164,779
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 3,082,730 29,810
Total Investments in Affiliated Funds
(cost $301,611) 298,672
Total Investments - 100.1%
(identified cost $301,611) 298,672
Other Assets and Liabilities, Net - (0.1)%
(195)
Net Assets - 100.0%
298,477

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2023 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 301,611
Investments, at fair value(>) ........................................................................................................................................................
298,672
Receivables:
Investments sold ............................................................................................................................................................... 105
Fund shares sold ............................................................................................................................................................... 43
From affiliates .................................................................................................................................................................. 6
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
298,828
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 133
Accrued fees to affiliates .................................................................................................................................................. 167
Other accrued expenses .................................................................................................................................................... 51
Total liabilities ...........................................................................................................................................................
351
Net Assets ...............................................................................................................................................................
$ 298,477

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Statement of Assets and Liabilities, continued — April 30, 2023 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (10,011)
Shares of beneficial interest .........................................................................................................................................................
248
Additional paid-in capital ............................................................................................................................................................
308,240
Net Assets ...............................................................................................................................................................
$ 298,477
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ........................................................................................................................................... $ 12.70
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.47
Class A — Net assets ........................................................................................................................................................... $ 133,801,927
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 10,539,247
Net asset value per share: Class C(#) ........................................................................................................................................... $ 10.75
Class C — Net assets ........................................................................................................................................................... $ 92,775,596
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 8,628,769
Net asset value per share: Class R1(#) ......................................................................................................................................... $ 12.90
Class R1 — Net assets ......................................................................................................................................................... $ 2,664,650
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 206,615
Net asset value per share: Class R4(#) ......................................................................................................................................... $ 12.40
Class R4 — Net assets ......................................................................................................................................................... $ 8,418,171
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 678,732
Net asset value per share: Class R5(#) ......................................................................................................................................... $ 12.12
Class R5 — Net assets ......................................................................................................................................................... $ 5,955,938
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 491,357
Net asset value per share: Class S(#) ........................................................................................................................................... $ 12.84
Class S — Net assets ............................................................................................................................................................ $ 54,860,983
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,271,823
Amounts in thousands
(>)     Investments in affiliated funds $ 298,672
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2023 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,705
Expenses
Advisory fees ................................................................................................................................................................... 292
Administrative fees .......................................................................................................................................................... 62
Custodian fees .................................................................................................................................................................. 20
Distribution fees - Class A ............................................................................................................................................... 161
Distribution fees - Class C ............................................................................................................................................... 347
Distribution fees - Class R5 ............................................................................................................................................. 8
Transfer agent fees - Class A ........................................................................................................................................... 129
Transfer agent fees - Class C ........................................................................................................................................... 92
Transfer agent fees - Class R1 ......................................................................................................................................... 3
Transfer agent fees - Class R4 ......................................................................................................................................... 8
Transfer agent fees - Class R5 ......................................................................................................................................... 7
Transfer agent fees - Class S ............................................................................................................................................ 53
Professional fees .............................................................................................................................................................. 30
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 116
Shareholder servicing fees - Class R4 ............................................................................................................................. 10
Shareholder servicing fees - Class R5 ............................................................................................................................. 8
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 15
Miscellaneous .................................................................................................................................................................. 1 0
Expenses before reductions .............................................................................................................................................. 1,42 6
Expense reductions .......................................................................................................................................................... (35 8 )
Net expenses ................................................................................................................................................................................
1,068
Net investment income (loss) .......................................................................................................................................................
3,637
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (8,246)
Capital gain distributions from affiliated funds ............................................................................................................... 3,188
Net realized gain (loss) ................................................................................................................................................................
(5,058)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 31,452
Net change in unrealized appreciation (depreciation) ................................................................................................................. 31,452
Net realized and unrealized gain (loss) ........................................................................................................................................ 26,394
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 30,031

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2023
(Unaudited)
Fiscal Year Ended
October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,637 $ 13,741
Net realized gain (loss) ....................................................................................................................... (5,058) 9,30 3
Net change in unrealized appreciation (depreciation) ........................................................................ 31,452 (88,77 6 )
Net increase (decrease) in net assets from operations .............................................................................. 30,031 (65,732)
Distributions
To shareholders
Class A .......................................................................................................................................... (4,790) (14,086)
Class C .......................................................................................................................................... (3,947) (12,052)
Class R1 ........................................................................................................................................ (98) (293)
Class R4 ........................................................................................................................................ (319) (1,293)
Class R5 ........................................................................................................................................ (254) (707)
Class S .......................................................................................................................................... (1,975) (6,828)
Net decrease in net assets from distributions ............................................................................................ (11,383) (35,259)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (4,855) (5,550)
Total Net Increase (Decrease) in Net Assets ........................................................................
13,793 (106,541)
Net Assets
Beginning of period .................................................................................................................................. 284,684 391,225
End of period .............................................................................................................................................
$ 298,477 $ 284,684

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2023 and October 31, 2022 were as follows:
2023 (Unaudited) 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 157 $ 1,926 399 $ 5,506
Proceeds from reinvestment of distributions 400 4,760 963 13,995
Payments for shares redeemed (425) (5,206) (1,132) (15,529)
Net increase (decrease)
132 1,480 230 3,972
Class C
Proceeds from shares sold 223 2,353 423 5,027
Proceeds from reinvestment of distributions 390 3,936 959 12,020
Payments for shares redeemed (913) (9,591) (1,574) (18,517)
Net increase (decrease)
(300) (3,302) (192) (1,470)
Class R1
Proceeds from shares sold 19 235 46 596
Proceeds from reinvestment of distributions 8 98 20 292
Payments for shares redeemed (38) (476) (44) (584)
Net increase (decrease)
(11) (143) 22 304
Class R4
Proceeds from shares sold 30 361 118 1,586
Proceeds from reinvestment of distributions 28 319 91 1,293
Payments for shares redeemed (98) (1,188) (425) (5,499)
Net increase (decrease)
(40) (508) (216) (2,620)
Class R5
Proceeds from shares sold 26 304 182 2,354
Proceeds from reinvestment of distributions 22 254 50 707
Payments for shares redeemed (134) (1,601) (161) (2,138)
Net increase (decrease)
(86) (1,043) 71 923
Class S
Proceeds from shares sold 372 4,629 399 5,623
Proceeds from reinvestment of distributions 163 1,963 463 6,780
Payments for shares redeemed (635) (7,931) (1,373) (19,062)
Net increase (decrease)
(100) (1,339) (511) (6,659)
Total increase (decrease)
(405) $ (4,855) (596) $ (5,550)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
60 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( ‡ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2023* 11 .90 .17 1 .09 1 .26 ( .08) ( .38)
October 31, 2022 15 .88 .59 (3 .18) (2 .59) ( .56) ( .83)
October 31, 2021 11 .52 .27 4 .23 4 .50 ( .14) —
October 31, 2020 13 .16 .32 (1 .39) (1 .07) ( .30) ( .27)
October 31, 2019 12 .71 .39 .57 .96 ( .51) —
October 31, 2018 13 .45 .48 ( .88) ( .40) ( .34) —
Class C
April 30, 2023* 10 .17 .09 .94 1 .03 ( .07) ( .38)
October 31, 2022 13 .81 .37 (2 .68) (2 .31) ( .50 ) ( .83)
October 31, 2021 10 .07 .02 3 .80 3 .82 ( .08) —
October 31, 2020 11 .59 .16 (1 .17) (1 .01) ( .24) ( .27)
October 31, 2019 11 .31 .21 .56 .77 ( .49) —
October 31, 2018 12 .05 .30 ( .74) ( .44) ( .30) —
Class R1
April 30, 2023* 12 .06 .20 1 .11 1 .31 ( .09) ( .38)
October 31, 2022 16 .08 .66 (3 .25) (2 .59) ( .60) ( .83)
October 31, 2021 11 .66 .38 4 .21 4 .59 ( .17) —
October 31, 2020 13 .31 .35 (1 .38) (1 .03) ( .35) ( .27)
October 31, 2019 12 .82 .47 .54 1 .01 ( .52) —
October 31, 2018 13 .55 .60 ( .97) ( .37) ( .36) —
Class R4
April 30, 2023* 11 .63 .17 1 .06 1 .23 ( .08) ( .38)
October 31, 2022 15 .55 .62 (3 .14) (2 .52) ( .57) ( .83)
October 31, 2021 11 .29 .26 4 .15 4 .41 ( .15) —
October 31, 2020 12 .91 .32 (1 .36) (1 .04) ( .31) ( .27)
October 31, 2019 12 .46 .38 .59 .97 ( .52) —
October 31, 2018 13 .19 .51 ( .90) ( .39) ( .34) —
Class R5
April 30, 2023* 11 .38 .15 1 .05 1 .20 ( .08) ( .38)
October 31, 2022 15 .26 .49 (3 .00) (2 .51) ( .54) ( .83)
October 31, 2021 11 .08 .19 4 .11 4 .30 ( .12) —
October 31, 2020 12 .68 .26 (1 .30) (1 .04) ( .29) ( .27)
October 31, 2019 12 .28 .36 .55 .91 ( .51) —
October 31, 2018 13 .02 .44 ( .85) ( .41) ( .33) —
Class S
April 30, 2023* 12 .02 .19 1 .10 1 .29 ( .09) ( .38)
October 31, 2022 16 .02 .68 (3 .26) (2 .58) ( .59) ( .83)
October 31, 2021 11 .62 .32 4 .25 4 .57 ( .17) —
October 31, 2020 13 .27 .43 (1 .48) (1 .05) ( .33) ( .27)
October 31, 2019 12 .79 .43 .57 1 .00 ( .52) —
October 31, 2018 13 .52 .53 ( .90) ( .37) ( .36) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .46) 12 .70 10 .88 133,802 .78 .54 1 .38 12
(1 .39) 11 .90 (17 .79) 123,791 .77 .55 4 .34 10
( .14) 15 .88 39 .19 161,572 .77 .57 1 .85 66
( .57) 11 .52 (8 .24) 132,157 .78 .57 2 .68 42
( .51) 13 .16 8 .25 168,429 .76 .56 3 .10 15
( .34) 12 .71 (3 .09) 174,672 .75 .57 3 .59 15
( .45) 10 .75 10 .44 92,775 1 .53 1 .29 .84 12
(1 .33) 10 .17 (18 .39) 90,793 1 .52 1 .30 3 .15 10
( .08) 13 .81 38 .02 125,995 1 .52 1 .32 .14 66
( .51) 10 .07 (8 .93) 108,096 1 .53 1 .32 1 .54 42
( .49) 11 .59 7 .52 153,025 1 .51 1 .31 1 .85 15
( .30) 11 .31 (3 .81) 179,915 1 .50 1 .32 2 .51 15
( .47) 12 .90 11 .13 2,665 .53 .21 1 .60 12
(1 .43) 12 .06 (17 .57) 2,629 .52 .22 4 .80 10
( .17) 16 .08 39 .55 3,145 .52 .24 2 .56 66
( .62) 11 .66 (7 .90) 5,005 .53 .24 2 .93 42
( .52) 13 .31 8 .60 5,828 .51 .24 3 .74 15
( .36) 12 .82 (2 .83) 9,327 .50 .24 4 .39 15
( .46) 12 .40 10 .90 8,418 .78 .46 1 .40 12
(1 .40) 11 .63 (17 .73) 8,362 .77 .47 4 .67 10
( .15) 15 .55 39 .19 14,544 .77 .49 1 .82 66
( .58) 11 .29 (8 .16) 12,609 .78 .49 2 .75 42
( .52) 12 .91 8 .45 18,531 .76 .49 3 .12 15
( .34) 12 .46 (3 .00) 19,874 .75 .49 3 .87 15
( .46) 12 .12 10 .81 5,956 1 .03 .71 1 .25 12
(1 .37) 11 .38 (17 .98) 6,567 1 .02 .72 3 .78 10
( .12) 15 .26 38 .94 7,713 1 .02 .74 1 .37 66
( .56) 11 .08 (8 .38) 6,605 1 .03 .74 2 .39 42
( .51) 12 .68 8 .08 8,455 1 .01 .74 2 .95 15
( .33) 12 .28 (3 .27) 10,169 1 .00 .74 3 .39 15
( .47) 12 .84 10 .99 54,861 .53 .29 1 .52 12
(1 .42) 12 .02 (17 .57) 52,542 .52 .30 4 .96 10
( .17) 16 .02 39 .45 78,256 .52 .32 2 .17 66
( .60) 11 .62 (8 .03) 71,250 .52 .32 3 .52 42
( .52) 13 .27 8 .52 140,333 .51 .31 3 .37 15
( .36) 12 .79 (2 .87) 139,138 .50 .32 3 .91 15

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2023 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 10,350
Distribution fees 85,361
Shareholder servicing fees 21,933
Transfer agent fees 47,600
Trustee fees 1,813
$ 167,057
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 5,766 $ 150 $ 6 $ 369 $ 5,991 $ 26 $ —
Global Real Estate Securities Fund 13,478 287 2,434 (592) 1,375 12,114 137 —
Multifactor U.S. Equity Fund 64,774 3,333 12,384 (1,953) 3,071 56,841 587 2,574
U.S. Small Cap Equity Fund 14,573 4,590 702 (131) (772) 17,558 96 614
Strategic Bond Fund — 11,554 — — 25 11,579 — —
Emerging Markets Fund 6,552 3,236 577 (139) 1,122 10,194 171 —
Global Equity Fund 137,523 3,013 22,518 (4,954) 19,036 132,100 2,868 —
Multifactor International Equity
Fund 19,840 1,755 2,821 (159) 3,870 22,485 451 —
Multi-Asset Growth Strategy Fund 28,167 485 1,874 (324) 3,356 29,810 369 —
$ 284,907 $ 34,019 $ 43,460 $ (8,246) $ 31,452 $ 298,672 $ 4,705 $ 3,188
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 305,660,850 $ 31,351,605 $ (38,340,443) $ (6,988,838)

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2023 (Unaudited)
Notes to Financial Highlights 63
* For the period ended April 30, 2023 (Unaudited)
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ɵ) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2023 (Unaudited)
64 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2023.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 23, 2023. As of April 30, 2023, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Investment Grade Bond, Opportunistic Credit, Short Duration Bond, Strategic Bond, Multifactor Bond, and Unconstrained Total
Return Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Asset Growth Strategy and
Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 36% 56% 71% 80%
Fixed Income 66% 51% 32% 14% 4%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 6%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 65
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of April 30, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
66 Notes to Financial Statements
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2019 through October 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the current fiscal year.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class R1, Class
R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 67
applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s
Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of
2021. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. In addition, in connection with supervisory guidance from U.S. regulators, some U.S.
regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace US dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with US Treasury securities, and the
Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. Certain instruments held by the Underlying Funds rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from
LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of
LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. The usefulness of LIBOR as a benchmark could deteriorate during the transition period and, at this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate, if any, will vary on an investment-by-investment basis.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
68 Notes to Financial Statements
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended April 30, 2023, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM and an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund assets on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended April
30, 2023:
Fu nds Purchases Sales
Conservative Strategy Fund $ 7,681,308 $ 15,234,136
Moderate Strategy Fund 15,344,630 25,545,268
Balanced Strategy Fund 47,123,880 93,358,775
Growth Strategy Fund 65,069,529 101,234,718
Equity Growth Strategy Fund 34,019,492 43,460,081
Funds Advisory Administrative
Conservative Strategy Fund
$ 94,856 $ 20,157
Moderate Strategy Fund
156,860 33,333
Balanced Strategy Fund
728,623 154,832
Growth Strategy Fund
659,325 140,107
Equity Growth Strategy Fund
292,221 62,097

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 69
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2023 were as follows:
RIFUS has contractually agreed to waive, through February 29, 2024, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Conservative Strategy Fund
$ 94,856
Moderate Strategy Fund
156 ,860
Balanced Strategy Fund
728,623
Growth Strategy Fund
659,325
Equity Growth Strategy Fund
292,221

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
70 Notes to Financial Statements
As of April 30, 2023, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A,
Class C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2023:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 94 , 856 $ 65 , 619 $ 37 , 676 $ 198 , 151
Moderate Strategy Fund
156 , 860 49 , 94 7 54,254 261 , 06 1
Balanced Strategy Fund
630 , 431 — 304,916 935 , 347
Growth Strategy Fund
648 , 379 — 11 , 354 6 59 , 733
Equity Growth Strategy Fund
292 , 221 59 , 080 7, 039 358 , 340
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ — $ 3,114 $ 559
Moderate Strategy Fund — 12 , 294 2 , 296
Balanced Strategy Fund 7 5 115 , 643 24,620
Growth Strategy Fund 4 1 138 , 804 26 , 208
Equity Growth Strategy Fund — 40 , 225 5 , 980

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2023 (Unaudited)
Notes to Financial Statements 71
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,036,000.
5. Federal Income Taxes
As of April 30, 2023, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
6. Record Ownership
As of April 30, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2023.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
At a meeting held on May 23, 2023, the Board, upon the recommendation of RIM, approved the liquidation of the Unconstrained
Total Return Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholder approval is not required in order to liquidate the Underlying Fund. Shareholders of the Underlying Fund may redeem their Shares prior to the liquidation date. The Plan provides for the liquidation of the Underlying Fund’s assets on or before September 27, 2023, and a liquidating distribution to be paid to each Underlying Fund shareholder of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Effective July 5, 2023, the Underlying Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs, which includes liquidating its holdings, and distributing its investment income, capital gains and remaining assets to shareholders. The Underlying Fund may liquidate prior to September 27, 2023 in the event that all Shares are redeemed prior to the planned liquidation date. For more information regarding the liquidation, please see the supplement dated May 24, 2023 to the Underlying Fund’s prospectus dated
March 1, 2023.
Funds # of Shareholders %
Conservative Strategy Fund 3 6 5 . 4
Moderate Strategy Fund 2 57. 8
Balanced Strategy Fund 3 67 . 4
Growth Strategy Fund 2 61 . 7
Equity Growth Strategy Fund 3 62 . 5

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — April 30, 2023 (Unaudited)
72 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange
Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2023 (Unaudited)
Adviser and Service Providers 73
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 27, 2023

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  June 27, 2023